UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06440

Fidelity Aberdeen Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2019

Item 1.

Reports to Stockholders
Fidelity Freedom® Index Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity Freedom® Index Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Index 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 (plan accounts and Institutional Premium Class) or 1-800-544-8544 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Index Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Bond Index Fund	45.6
Fidelity Series Treasury Bill Index Fund	22.5
Fidelity Series Total Market Index Fund	12.1
Fidelity Series Inflation-Protected Bond Index Fund	10.0
Fidelity Series Global ex U.S. Index Fund	6.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.1%
International Equity Funds	6.8%
Bond Funds	48.6%
Inflation-Protected Bond Funds	10.0%
Short-Term Funds	22.5%

Fidelity Freedom® Index Income Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.1%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $55,606,325)	5,587,124	56,653,442

International Equity Funds - 6.8%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $28,401,744)	2,570,380	31,795,606

Bond Funds - 48.6%
Fidelity Series Bond Index Fund (b)	20,395,094	212,516,881
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,397,605	13,990,030
TOTAL BOND FUNDS
(Cost $217,027,394)		226,506,911

Inflation-Protected Bond Funds - 10.0%
Fidelity Series Inflation-Protected Bond Index Fund (b)
(Cost $46,176,088)	4,620,109	46,570,696

Short-Term Funds - 22.5%
Fidelity Series Treasury Bill Index Fund (b)
(Cost $104,881,590)	10,490,817	104,908,170
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $452,093,141)		466,434,825
NET OTHER ASSETS (LIABILITIES) - 0.0%		(37,755)
NET ASSETS - 100%		$466,397,070

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$215,765,825	$10,746,737	$2,215,085	$2,659	$7,495,134	$212,516,881
Fidelity Series Global ex U.S. Index Fund	20,110,090	12,682,727	1,450,175	--	(3,794)	456,758	31,795,606
Fidelity Series Inflation-Protected Bond Index Fund	35,147,725	12,435,008	2,175,777	80,852	(163,787)	1,327,527	46,570,696
Fidelity Series Long-Term Treasury Bond Index Fund	10,750,841	3,757,075	2,084,751	163,978	71,889	1,494,976	13,990,030
Fidelity Series Total Market Index Fund	--	65,799,741	10,208,067	--	14,652	1,047,116	56,653,442
Fidelity Series Treasury Bill Index Fund	79,322,502	29,706,447	4,223,675	1,007,837	(904)	103,800	104,908,170
Fidelity Total Market Index Fund Class F	46,997,134	2,867,178	51,473,180	223,856	24,412,010	(22,803,142)	--
Fidelity U.S. Bond Index Fund Class F	161,045,339	8,884,649	169,604,151	367,358	720,446	(1,046,283)	--
	$353,373,631	$351,898,650	$251,966,513	$4,058,966	$25,053,171	$(11,924,114)	$466,434,825

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $452,093,141)	$466,434,825
Total Investment in Securities (cost $452,093,141)		$466,434,825
Cash		19
Receivable for investments sold		1,734,937
Receivable for fund shares sold		509,998
Total assets		468,679,779
Liabilities
Payable for investments purchased	$2,165,239
Payable for fund shares redeemed	79,719
Accrued management fee	37,751
Total liabilities		2,282,709
Net Assets		$466,397,070
Net Assets consist of:
Paid in capital		$427,323,990
Total accumulated earnings (loss)		39,073,080
Net Assets		$466,397,070
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($243,482,470 ÷ 19,683,863 shares)		$12.37
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($222,914,600 ÷ 18,044,635 shares)		$12.35

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,982,336
Expenses
Management fee	$141,360
Transfer agent fees	77,284
Independent trustees' fees and expenses	770
Total expenses before reductions	219,414
Expense reductions	(16,163)
Total expenses after reductions		203,251
Net investment income (loss)		3,779,085
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	25,053,171
Capital gain distributions from underlying funds:
Affiliated issuers	76,630
Total net realized gain (loss)		25,129,801
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(11,924,114)
Total change in net unrealized appreciation (depreciation)		(11,924,114)
Net gain (loss)		13,205,687
Net increase (decrease) in net assets resulting from operations		$16,984,772

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,779,085	$7,023,485
Net realized gain (loss)	25,129,801	2,934,205
Change in net unrealized appreciation (depreciation)	(11,924,114)	3,898,727
Net increase (decrease) in net assets resulting from operations	16,984,772	13,856,417
Distributions to shareholders	(3,958,926)	(9,588,519)
Share transactions - net increase (decrease)	100,023,942	58,712,635
Total increase (decrease) in net assets	113,049,788	62,980,533
Net Assets
Beginning of period	353,347,282	290,366,749
End of period	$466,397,070	$353,347,282

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index Income Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.98	$11.86	$11.63	$11.36	$11.52	$11.32
Income from Investment Operations
Net investment income (loss)A	.11	.25	.20	.17	.16	.17
Net realized and unrealized gain (loss)	.40	.22	.27	.28	(.15)	.26
Total from investment operations	.51	.47	.47	.45	.01	.43
Distributions from net investment income	(.11)	(.25)	(.19)	(.17)	(.16)	(.16)
Distributions from net realized gain	(.01)	(.10)	(.04)	(.01)	(.01)	(.07)
Total distributions	(.12)	(.35)	(.24)B	(.18)	(.17)	(.23)
Net asset value, end of period	$12.37	$11.98	$11.86	$11.63	$11.36	$11.52
Total ReturnC,D	4.27%	4.09%	4.02%	4.02%	.10%	3.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.13%G	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.12%	.12%	.08%	.07%	.08%
Expenses net of all reductions	.12%G	.12%	.12%	.08%	.07%	.08%
Net investment income (loss)	1.84%G	2.15%	1.69%	1.48%	1.39%	1.49%
Supplemental Data
Net assets, end of period (000 omitted)	$243,482	$167,641	$126,634	$118,421	$140,481	$244,260
Portfolio turnover rateF	125%G	51%	17%	52%	22%	20%H

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.24 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $.043 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index Income Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$11.96	$11.84	$11.61	$11.35	$11.48
Income from Investment Operations
Net investment income (loss)B	.11	.26	.21	.18	.18
Net realized and unrealized gain (loss)	.40	.22	.26	.27	(.15)
Total from investment operations	.51	.48	.47	.45	.03
Distributions from net investment income	(.12)	(.26)	(.20)	(.18)	(.15)
Distributions from net realized gain	(.01)	(.10)	(.04)	(.01)	(.01)
Total distributions	(.12)C	(.36)	(.24)	(.19)	(.16)
Net asset value, end of period	$12.35	$11.96	$11.84	$11.61	$11.35
Total ReturnD,E	4.31%	4.16%	4.07%	4.00%	.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.08%H	.06%	.07%	.03%	.01%H
Expenses net of all reductions	.08%H	.06%	.07%	.03%	.01%H
Net investment income (loss)	1.89%H	2.21%	1.74%	1.54%	2.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$222,915	$185,706	$163,733	$145,993	$108,865
Portfolio turnover rateG	125%H	51%	17%	52%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.12 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.008 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Bond Index Fund	43.1
Fidelity Series Treasury Bill Index Fund	19.2
Fidelity Series Total Market Index Fund	16.6
Fidelity Series Global ex U.S. Index Fund	9.3
Fidelity Series Inflation-Protected Bond Index Fund	8.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	16.6%
International Equity Funds	9.3%
Bond Funds	46.1%
Inflation-Protected Bond Funds	8.8%
Short-Term Funds	19.2%

Fidelity Freedom® Index 2005 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.6%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $25,368,688)	2,552,173	25,879,036

International Equity Funds - 9.3%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $13,029,852)	1,177,260	14,562,704

Bond Funds - 46.1%
Fidelity Series Bond Index Fund (b)	6,450,805	67,217,391
Fidelity Series Long-Term Treasury Bond Index Fund (b)	468,167	4,686,350
TOTAL BOND FUNDS
(Cost $68,750,942)		71,903,741

Inflation-Protected Bond Funds - 8.8%
Fidelity Series Inflation-Protected Bond Index Fund (b)
(Cost $13,555,149)	1,358,590	13,694,590

Short-Term Funds - 19.2%
Fidelity Series Treasury Bill Index Fund (b)
(Cost $29,897,233)	2,990,282	29,902,824
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $150,601,864)		155,942,895
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,557)
NET ASSETS - 100%		$155,930,338

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$70,573,306	$5,813,324	$723,694	$(815)	$2,458,224	$67,217,391
Fidelity Series Global ex U.S. Index Fund	10,573,328	4,865,061	1,113,773	--	12,918	225,170	14,562,704
Fidelity Series Inflation-Protected Bond Index Fund	11,202,177	3,084,142	946,803	24,527	2,904	352,170	13,694,590
Fidelity Series Long-Term Treasury Bond Index Fund	3,983,556	1,065,803	898,868	57,147	26,779	509,080	4,686,350
Fidelity Series Total Market Index Fund	--	31,229,824	5,886,000	--	24,864	510,348	25,879,036
Fidelity Series Treasury Bill Index Fund	24,507,215	7,294,443	1,927,890	296,842	586	28,470	29,902,824
Fidelity Total Market Index Fund Class F	24,629,144	534,965	25,988,339	114,008	12,787,715	(11,963,485)	--
Fidelity U.S. Bond Index Fund Class F	55,946,192	928,761	56,757,106	123,654	162,769	(280,616)	--
Total	$130,841,612	$119,576,305	$99,332,103	$1,339,872	$13,017,720	$(8,160,639)	$155,942,895

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $150,601,864)	$155,942,895
Total Investment in Securities (cost $150,601,864)		$155,942,895
Cash		3
Receivable for investments sold		640,105
Receivable for fund shares sold		1,839,568
Total assets		158,422,571
Liabilities
Payable for investments purchased	$2,440,714
Payable for fund shares redeemed	38,962
Accrued management fee	12,557
Total liabilities		2,492,233
Net Assets		$155,930,338
Net Assets consist of:
Paid in capital		$136,773,810
Total accumulated earnings (loss)		19,156,528
Net Assets		$155,930,338
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($83,452,642 ÷ 5,950,543 shares)		$14.02
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($72,477,696 ÷ 5,166,503 shares)		$14.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,300,845
Expenses
Management fee	$48,900
Transfer agent fees	27,723
Independent trustees' fees and expenses	275
Total expenses before reductions	76,898
Expense reductions	(5,905)
Total expenses after reductions		70,993
Net investment income (loss)		1,229,852
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	13,017,720
Capital gain distributions from underlying funds:
Affiliated issuers	39,027
Total net realized gain (loss)		13,056,747
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(8,160,639)
Total change in net unrealized appreciation (depreciation)		(8,160,639)
Net gain (loss)		4,896,108
Net increase (decrease) in net assets resulting from operations		$6,125,960

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,229,852	$2,560,903
Net realized gain (loss)	13,056,747	1,388,778
Change in net unrealized appreciation (depreciation)	(8,160,639)	1,346,484
Net increase (decrease) in net assets resulting from operations	6,125,960	5,296,165
Distributions to shareholders	(670,179)	(3,609,349)
Share transactions - net increase (decrease)	19,642,771	15,933,338
Total increase (decrease) in net assets	25,098,552	17,620,154
Net Assets
Beginning of period	130,831,786	113,211,632
End of period	$155,930,338	$130,831,786

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2005 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$13.36	$12.94	$12.45	$12.71	$12.50
Income from Investment Operations
Net investment income (loss)A	.12	.29	.23	.20	.20	.21
Net realized and unrealized gain (loss)	.47	.26	.47	.52	(.25)	.39
Total from investment operations	.59	.55	.70	.72	(.05)	.60
Distributions from net investment income	(.06)	(.26)	(.21)	(.20)	(.20)	(.33)
Distributions from net realized gain	(.01)	(.14)	(.07)	(.03)	–B	(.06)
Total distributions	(.07)	(.41)C	(.28)	(.23)	(.21)D	(.39)
Net asset value, end of period	$14.02	$13.50	$13.36	$12.94	$12.45	$12.71
Total ReturnE,F	4.37%	4.25%	5.41%	5.84%	(.40)%	4.87%
Ratios to Average Net AssetsG,H
Expenses before reductions	.13%I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%I	.12%	.12%	.09%	.07%	.08%
Expenses net of all reductions	.12%I	.12%	.12%	.09%	.07%	.08%
Net investment income (loss)	1.72%I	2.16%	1.74%	1.60%	1.58%	1.65%
Supplemental Data
Net assets, end of period (000 omitted)	$83,453	$66,875	$60,299	$43,767	$50,790	$74,516
Portfolio turnover rateH	140%I	52%	26%	52%	28%	22%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.41 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.142 per share.

 D Total distributions of $.21 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2005 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$13.50	$13.36	$12.94	$12.45	$12.73
Income from Investment Operations
Net investment income (loss)B	.12	.30	.24	.21	.21
Net realized and unrealized gain (loss)	.48	.25	.46	.52	(.30)
Total from investment operations	.60	.55	.70	.73	(.09)
Distributions from net investment income	(.06)	(.27)	(.22)	(.21)	(.18)
Distributions from net realized gain	(.01)	(.14)	(.07)	(.03)	–C
Total distributions	(.07)	(.41)	(.28)D	(.24)	(.19)E
Net asset value, end of period	$14.03	$13.50	$13.36	$12.94	$12.45
Total ReturnF,G	4.46%	4.31%	5.45%	5.90%	(.73)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.09%J	.10%	.10%	.09%	.05%J
Expenses net of fee waivers, if any	.08%J	.06%	.07%	.03%	.01%J
Expenses net of all reductions	.08%J	.06%	.07%	.03%	.01%J
Net investment income (loss)	1.77%J	2.22%	1.79%	1.66%	2.28%J
Supplemental Data
Net assets, end of period (000 omitted)	$72,478	$63,956	$52,913	$46,992	$28,910
Portfolio turnover rateI	140%J	52%	26%	52%	28%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.217 and distributions from net realized gain of $.066 per share.

 E Total distributions of $.19 per share is comprised of distributions from net investment income of $.181 and distributions from net realized gain of $.004 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Bond Index Fund	39.6
Fidelity Series Total Market Index Fund	22.5
Fidelity Series Treasury Bill Index Fund	15.0
Fidelity Series Global ex U.S. Index Fund	12.6
Fidelity Series Inflation-Protected Bond Index Fund	7.3
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	22.5%
International Equity Funds	12.6%
Bond Funds	42.6%
Inflation-Protected Bond Funds	7.3%
Short-Term Funds	15.0%

Fidelity Freedom® Index 2010 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 22.5%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $138,853,322)	13,939,938	141,350,974

International Equity Funds - 12.6%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $68,553,082)	6,430,055	79,539,783

Bond Funds - 42.6%
Fidelity Series Bond Index Fund (b)	23,907,038	249,111,335
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,891,629	18,935,205
TOTAL BOND FUNDS
(Cost $255,593,049)		268,046,540

Inflation-Protected Bond Funds - 7.3%
Fidelity Series Inflation-Protected Bond Index Fund (b)
(Cost $45,440,336)	4,563,145	45,996,497

Short-Term Funds - 15.0%
Fidelity Series Treasury Bill Index Fund (b)
(Cost $94,713,199)	9,473,074	94,730,738
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $603,152,988)		629,664,532
NET OTHER ASSETS (LIABILITIES) - 0.0%		(49,425)
NET ASSETS - 100%		$629,615,107

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$256,970,135	$17,553,940	$2,809,213	$90,362	$9,604,778	$249,111,335
Fidelity Series Global ex U.S. Index Fund	60,989,749	20,780,269	3,394,363	--	(9,647)	1,173,775	79,539,783
Fidelity Series Inflation-Protected Bond Index Fund	40,209,406	6,519,983	2,016,349	86,801	26,276	1,257,181	45,996,497
Fidelity Series Long-Term Treasury Bond Index Fund	17,192,727	2,751,859	3,321,099	242,886	246,188	2,065,530	18,935,205
Fidelity Series Total Market Index Fund	--	166,969,687	28,278,929	--	162,564	2,497,652	141,350,974
Fidelity Series Treasury Bill Index Fund	82,388,494	15,793,694	3,547,044	988,933	44	95,550	94,730,738
Fidelity Total Market Index Fund Class F	142,397,568	3,193,596	150,374,603	659,972	84,437,199	(79,653,760)	--
Fidelity U.S. Bond Index Fund Class F	221,012,303	3,821,796	224,373,229	490,671	659,877	(1,120,747)	--
Total	$564,190,247	$476,801,019	$432,859,556	$5,278,476	$85,612,863	$(64,080,041)	$629,664,532

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $603,152,988)	$629,664,532
Total Investment in Securities (cost $603,152,988)		$629,664,532
Cash		29
Receivable for investments sold		4,305,300
Receivable for fund shares sold		1,630,540
Total assets		635,600,401
Liabilities
Payable for investments purchased	$5,853,218
Payable for fund shares redeemed	82,625
Accrued management fee	49,451
Total liabilities		5,985,294
Net Assets		$629,615,107
Net Assets consist of:
Paid in capital		$514,419,310
Total accumulated earnings (loss)		115,195,797
Net Assets		$629,615,107
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($308,706,250 ÷ 20,958,667 shares)		$14.73
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($320,908,857 ÷ 21,781,800 shares)		$14.73

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$5,052,556
Expenses
Management fee	$199,814
Transfer agent fees	118,251
Independent trustees' fees and expenses	1,176
Total expenses before reductions	319,241
Expense reductions	(27,065)
Total expenses after reductions		292,176
Net investment income (loss)		4,760,380
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	85,612,863
Capital gain distributions from underlying funds:
Affiliated issuers	225,920
Total net realized gain (loss)		85,838,783
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(64,080,041)
Total change in net unrealized appreciation (depreciation)		(64,080,041)
Net gain (loss)		21,758,742
Net increase (decrease) in net assets resulting from operations		$26,519,122

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,760,380	$12,005,508
Net realized gain (loss)	85,838,783	13,050,615
Change in net unrealized appreciation (depreciation)	(64,080,041)	(978,730)
Net increase (decrease) in net assets resulting from operations	26,519,122	24,077,393
Distributions to shareholders	(3,083,289)	(25,813,763)
Share transactions - net increase (decrease)	42,027,668	6,980,109
Total increase (decrease) in net assets	65,463,501	5,243,739
Net Assets
Beginning of period	564,151,606	558,907,867
End of period	$629,615,107	$564,151,606

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2010 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$14.25	$13.72	$13.03	$13.36	$13.08
Income from Investment Operations
Net investment income (loss)A	.11	.30	.25	.23	.20	.23
Net realized and unrealized gain (loss)	.53	.29	.65	.71	(.30)	.46
Total from investment operations	.64	.59	.90	.94	(.10)	.69
Distributions from net investment income	(.05)	(.30)	(.24)	(.22)	(.23)	(.35)
Distributions from net realized gain	(.03)	(.37)	(.14)	(.02)	–B	(.05)
Total distributions	(.08)	(.67)	(.37)C	(.25)D	(.23)	(.41)E
Net asset value, end of period	$14.73	$14.17	$14.25	$13.72	$13.03	$13.36
Total ReturnF,G	4.50%	4.43%	6.62%	7.24%	(.72)%	5.36%
Ratios to Average Net AssetsH,I
Expenses before reductions	.13%J	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%J	.12%	.12%	.09%	.08%	.08%
Expenses net of all reductions	.12%J	.12%	.12%	.09%	.08%	.08%
Net investment income (loss)	1.56%J	2.13%	1.77%	1.70%	1.52%	1.72%
Supplemental Data
Net assets, end of period (000 omitted)	$308,706	$254,371	$239,660	$205,267	$232,187	$480,861
Portfolio turnover rateI	145%J	45%	22%	36%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.37 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.137 per share.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.024 per share.

 E Total distributions of $.41 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.055 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2010 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$14.17	$14.25	$13.73	$13.03	$13.43
Income from Investment Operations
Net investment income (loss)B	.12	.31	.26	.24	.27
Net realized and unrealized gain (loss)	.52	.29	.64	.71	(.46)
Total from investment operations	.64	.60	.90	.95	(.19)
Distributions from net investment income	(.05)	(.31)	(.24)	(.23)	(.21)
Distributions from net realized gain	(.03)	(.37)	(.14)	(.02)	–C
Total distributions	(.08)	(.68)	(.38)	(.25)	(.21)
Net asset value, end of period	$14.73	$14.17	$14.25	$13.73	$13.03
Total ReturnD,E	4.51%	4.49%	6.59%	7.39%	(1.39)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.08%H	.06%	.07%	.04%	.02%H
Expenses net of all reductions	.08%H	.06%	.07%	.04%	.02%H
Net investment income (loss)	1.61%H	2.19%	1.82%	1.75%	2.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$320,909	$309,781	$319,248	$286,173	$215,392
Portfolio turnover rateG	145%H	45%	22%	36%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Bond Index Fund	35.8
Fidelity Series Total Market Index Fund	28.3
Fidelity Series Global ex U.S. Index Fund	15.9
Fidelity Series Treasury Bill Index Fund	10.9
Fidelity Series Inflation-Protected Bond Index Fund	6.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	28.3%
International Equity Funds	15.9%
Bond Funds	38.8%
Inflation-Protected Bond Funds	6.1%
Short-Term Funds	10.9%

Fidelity Freedom® Index 2015 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 28.3%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $407,176,624)	40,849,695	414,215,907

International Equity Funds - 15.9%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $206,861,457)	18,871,508	233,440,558

Bond Funds - 38.8%
Fidelity Series Bond Index Fund (b)	50,257,152	523,679,523
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,397,598	44,019,958
TOTAL BOND FUNDS
(Cost $541,105,381)		567,699,481

Inflation-Protected Bond Funds - 6.1%
Fidelity Series Inflation-Protected Bond Index Fund (b)
(Cost $87,777,134)	8,792,099	88,624,361

Short-Term Funds - 10.9%
Fidelity Series Treasury Bill Index Fund (b)
(Cost $159,331,296)	15,935,900	159,359,003
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,402,251,892)		1,463,339,310
NET OTHER ASSETS (LIABILITIES) - 0.0%		(118,100)
NET ASSETS - 100%		$1,463,221,210

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$545,075,983	$41,687,020	$5,868,962	$264,685	$20,025,875	$523,679,523
Fidelity Series Global ex U.S. Index Fund	178,708,770	61,598,042	10,203,332	--	95,801	3,241,277	233,440,558
Fidelity Series Inflation-Protected Bond Index Fund	77,589,300	13,025,415	4,448,920	166,231	77,954	2,380,612	88,624,361
Fidelity Series Long-Term Treasury Bond Index Fund	40,310,575	6,693,886	8,341,993	562,368	651,536	4,705,954	44,019,958
Fidelity Series Total Market Index Fund	--	485,489,227	78,715,800	--	403,197	7,039,283	414,215,907
Fidelity Series Treasury Bill Index Fund	137,794,811	27,981,241	6,573,731	1,646,455	(1,769)	158,451	159,359,003
Fidelity Total Market Index Fund Class F	417,999,393	8,117,252	440,157,037	1,944,170	226,412,635	(212,372,243)	--
Fidelity U.S. Bond Index Fund Class F	466,952,280	6,733,341	472,702,192	1,036,407	547,988	(1,531,417)	--
Total	$1,319,355,129	$1,154,714,387	$1,062,830,025	$11,224,593	$228,452,027	$(176,352,208)	$1,463,339,310

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,402,251,892)	$1,463,339,310
Total Investment in Securities (cost $1,402,251,892)		$1,463,339,310
Cash		43
Receivable for investments sold		12,191,426
Receivable for fund shares sold		3,590,862
Total assets		1,479,121,641
Liabilities
Payable for investments purchased	$14,471,872
Payable for fund shares redeemed	1,310,398
Accrued management fee	118,161
Total liabilities		15,900,431
Net Assets		$1,463,221,210
Net Assets consist of:
Paid in capital		$1,168,394,254
Total accumulated earnings (loss)		294,826,956
Net Assets		$1,463,221,210
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($857,361,939 ÷ 54,588,815 shares)		$15.71
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($605,859,271 ÷ 38,588,545 shares)		$15.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$10,559,068
Expenses
Management fee	$478,656
Transfer agent fees	285,297
Independent trustees' fees and expenses	2,732
Total expenses before reductions	766,685
Expense reductions	(62,509)
Total expenses after reductions		704,176
Net investment income (loss)		9,854,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	228,452,027
Capital gain distributions from underlying funds:
Affiliated issuers	665,525
Total net realized gain (loss)		229,117,552
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(176,352,208)
Total change in net unrealized appreciation (depreciation)		(176,352,208)
Net gain (loss)		52,765,344
Net increase (decrease) in net assets resulting from operations		$62,620,236

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,854,892	$26,923,666
Net realized gain (loss)	229,117,552	14,861,172
Change in net unrealized appreciation (depreciation)	(176,352,208)	16,015,397
Net increase (decrease) in net assets resulting from operations	62,620,236	57,800,235
Distributions to shareholders	(6,495,483)	(39,581,607)
Share transactions - net increase (decrease)	87,836,390	103,392,576
Total increase (decrease) in net assets	143,961,143	121,611,204
Net Assets
Beginning of period	1,319,260,067	1,197,648,863
End of period	$1,463,221,210	$1,319,260,067

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2015 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.09	$14.92	$14.11	$13.22	$13.62	$13.31
Income from Investment Operations
Net investment income (loss)A	.11	.32	.27	.25	.23	.25
Net realized and unrealized gain (loss)	.58	.33	.83	.89	(.38)	.52
Total from investment operations	.69	.65	1.10	1.14	(.15)	.77
Distributions from net investment income	(.05)	(.31)	(.25)	(.24)	(.25)	(.41)
Distributions from net realized gain	(.03)	(.17)	(.04)	(.01)	–B	(.05)
Total distributions	(.07)C	(.48)	(.29)	(.25)	(.25)	(.46)
Net asset value, end of period	$15.71	$15.09	$14.92	$14.11	$13.22	$13.62
Total ReturnD,E	4.61%	4.55%	7.82%	8.71%	(1.10)%	5.87%
Ratios to Average Net AssetsF,G
Expenses before reductions	.13%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.12%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.12%H	.12%	.12%	.10%	.08%	.08%
Net investment income (loss)	1.40%H	2.12%	1.81%	1.80%	1.70%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$857,362	$721,922	$637,221	$516,456	$577,905	$910,801
Portfolio turnover rateG	153%H	36%	17%	29%	22%	19%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.07 per share is comprised of distributions from net investment income of $.046 and distributions from net realized gain of $.027 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2015 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.08	$14.92	$14.10	$13.21	$13.72
Income from Investment Operations
Net investment income (loss)B	.11	.33	.27	.25	.28
Net realized and unrealized gain (loss)	.59	.31	.85	.90	(.56)
Total from investment operations	.70	.64	1.12	1.15	(.28)
Distributions from net investment income	(.05)	(.32)	(.26)	(.25)	(.23)
Distributions from net realized gain	(.03)	(.17)	(.04)	(.01)	–C
Total distributions	(.08)	(.48)D	(.30)	(.26)	(.23)
Net asset value, end of period	$15.70	$15.08	$14.92	$14.10	$13.21
Total ReturnE,F	4.63%	4.55%	7.94%	8.79%	(2.03)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.09%I	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.07%I	.06%	.07%	.04%	.02%I
Expenses net of all reductions	.07%I	.06%	.07%	.04%	.02%I
Net investment income (loss)	1.45%I	2.18%	1.86%	1.85%	2.84%I
Supplemental Data
Net assets, end of period (000 omitted)	$605,859	$597,338	$560,428	$520,752	$330,221
Portfolio turnover rateH	153%I	36%	17%	29%	22%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.48 per share is comprised of distributions from net investment income of $.315 and distributions from net realized gain of $.169 per share..

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Total Market Index Fund	33.4
Fidelity Series Bond Index Fund	32.4
Fidelity Series Global ex U.S. Index Fund	18.9
Fidelity Series Treasury Bill Index Fund	7.4
Fidelity Series Inflation-Protected Bond Index Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.4%
International Equity Funds	18.9%
Bond Funds	35.4%
Inflation-Protected Bond Funds	4.9%
Short-Term Funds	7.4%

Fidelity Freedom® Index 2020 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.4%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $1,667,265,760)	167,139,127	1,694,790,746

International Equity Funds - 18.9%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $871,589,161)	77,224,931	955,272,399

Bond Funds - 35.4%
Fidelity Series Bond Index Fund (b)	157,647,995	1,642,692,106
Fidelity Series Long-Term Treasury Bond Index Fund (b)	15,227,319	152,425,459
TOTAL BOND FUNDS
(Cost $1,710,738,397)		1,795,117,565

Inflation-Protected Bond Funds - 4.9%
Fidelity Series Inflation-Protected Bond Index Fund (b)
(Cost $243,313,633)	24,557,788	247,542,504

Short-Term Funds - 7.4%
Fidelity Series Treasury Bill Index Fund (b)
(Cost $372,884,188)	37,295,728	372,957,276
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,865,791,139)		5,065,680,490
NET OTHER ASSETS (LIABILITIES) - 0.0%		(387,204)
NET ASSETS - 100%		$5,065,293,286

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$1,689,573,704	$109,670,212	$18,179,439	$967,121	$61,821,493	$1,642,692,106
Fidelity Series Global ex U.S. Index Fund	713,058,609	254,102,596	24,803,567	--	(325,998)	13,240,759	955,272,399
Fidelity Series Inflation-Protected Bond Index Fund	214,423,927	35,606,996	9,255,281	458,459	216,187	6,550,675	247,542,504
Fidelity Series Long-Term Treasury Bond Index Fund	137,955,533	23,977,696	27,819,901	1,915,614	2,194,404	16,117,727	152,425,459
Fidelity Series Total Market Index Fund	--	1,925,367,324	259,343,629	--	1,242,065	27,524,986	1,694,790,746
Fidelity Series Treasury Bill Index Fund	315,202,799	66,482,695	9,090,666	3,776,695	(7,267)	369,715	372,957,276
Fidelity Total Market Index Fund Class F	1,671,452,164	26,928,856	1,754,387,573	7,732,418	749,801,413	(693,794,860)	--
Fidelity U.S. Bond Index Fund Class F	1,448,324,317	13,693,663	1,458,966,574	3,196,183	(1,860,999)	(1,190,407)	--
Total	$4,500,417,349	$4,035,733,530	$3,653,337,403	$35,258,808	$752,226,926	$(569,359,912)	$5,065,680,490

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $4,865,791,139)	$5,065,680,490
Total Investment in Securities (cost $4,865,791,139)		$5,065,680,490
Cash		159
Receivable for investments sold		43,097,248
Receivable for fund shares sold		10,474,012
Total assets		5,119,251,909
Liabilities
Payable for investments purchased	$51,641,543
Payable for fund shares redeemed	1,929,809
Accrued management fee	387,271
Total liabilities		53,958,623
Net Assets		$5,065,293,286
Net Assets consist of:
Paid in capital		$4,095,565,089
Total accumulated earnings (loss)		969,728,197
Net Assets		$5,065,293,286
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,471,564,900 ÷ 148,029,856 shares)		$16.70
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,593,728,386 ÷ 155,368,926 shares)		$16.69

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$32,611,862
Expenses
Management fee	$1,565,366
Transfer agent fees	930,151
Independent trustees' fees and expenses	9,292
Total expenses before reductions	2,504,809
Expense reductions	(225,463)
Total expenses after reductions		2,279,346
Net investment income (loss)		30,332,516
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	752,226,926
Capital gain distributions from underlying funds:
Affiliated issuers	2,646,946
Total net realized gain (loss)		754,873,872
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(569,359,912)
Total change in net unrealized appreciation (depreciation)		(569,359,912)
Net gain (loss)		185,513,960
Net increase (decrease) in net assets resulting from operations		$215,846,476

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,332,516	$89,510,245
Net realized gain (loss)	754,873,872	18,440,976
Change in net unrealized appreciation (depreciation)	(569,359,912)	89,536,443
Net increase (decrease) in net assets resulting from operations	215,846,476	197,487,664
Distributions to shareholders	(16,940,983)	(98,529,776)
Share transactions - net increase (decrease)	366,262,864	458,613,878
Total increase (decrease) in net assets	565,168,357	557,571,766
Net Assets
Beginning of period	4,500,124,929	3,942,553,163
End of period	$5,065,293,286	$4,500,124,929

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2020 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$16.01	$15.69	$14.70	$13.65	$14.10	$13.72
Income from Investment Operations
Net investment income (loss)A	.10	.33	.29	.27	.23	.26
Net realized and unrealized gain (loss)	.65	.36	.99	1.04	(.42)	.57
Total from investment operations	.75	.69	1.28	1.31	(.19)	.83
Distributions from net investment income	(.04)	(.32)	(.27)	(.25)	(.26)	(.41)
Distributions from net realized gain	(.02)	(.05)	(.02)	(.01)	–B	(.04)
Total distributions	(.06)	(.37)	(.29)	(.26)	(.26)	(.45)
Net asset value, end of period	$16.70	$16.01	$15.69	$14.70	$13.65	$14.10
Total ReturnC,D	4.69%	4.59%	8.72%	9.68%	(1.34)%	6.18%
Ratios to Average Net AssetsE,F
Expenses before reductions	.13%G	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.12%G	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	1.26%G	2.12%	1.86%	1.88%	1.69%	1.90%
Supplemental Data
Net assets, end of period (000 omitted)	$2,471,565	$1,971,676	$1,638,441	$1,295,896	$1,410,489	$2,458,061
Portfolio turnover rateF	154%G	26%	11%	20%	16%	16%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2020 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$16.01	$15.69	$14.70	$13.65	$14.24
Income from Investment Operations
Net investment income (loss)B	.11	.34	.30	.27	.32
Net realized and unrealized gain (loss)	.63	.36	.99	1.05	(.67)
Total from investment operations	.74	.70	1.29	1.32	(.35)
Distributions from net investment income	(.04)	(.33)	(.28)	(.26)	(.24)
Distributions from net realized gain	(.02)	(.05)	(.02)	(.01)	–C
Total distributions	(.06)	(.38)	(.30)	(.27)	(.24)
Net asset value, end of period	$16.69	$16.01	$15.69	$14.70	$13.65
Total ReturnD,E	4.64%	4.65%	8.77%	9.75%	(2.42)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.07%H	.06%	.07%	.05%	.02%H
Expenses net of all reductions	.07%H	.06%	.07%	.05%	.02%H
Net investment income (loss)	1.30%H	2.18%	1.91%	1.93%	3.12%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,593,728	$2,528,449	$2,304,112	$1,994,180	$1,249,900
Portfolio turnover rateG	154%H	26%	11%	20%	16%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Total Market Index Fund	37.7
Fidelity Series Bond Index Fund	29.9
Fidelity Series Global ex U.S. Index Fund	21.2
Fidelity Series Inflation-Protected Bond Index Fund	4.1
Fidelity Series Treasury Bill Index Fund	4.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	37.7%
International Equity Funds	21.2%
Bond Funds	32.9%
Inflation-Protected Bond Funds	4.1%
Short-Term Funds	4.1%

Fidelity Freedom® Index 2025 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.7%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $2,109,551,837)	211,571,072	2,145,330,670

International Equity Funds - 21.2%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $1,134,225,287)	97,787,479	1,209,631,119

Bond Funds - 32.9%
Fidelity Series Bond Index Fund (b)	163,287,442	1,701,455,143
Fidelity Series Long-Term Treasury Bond Index Fund (b)	17,133,920	171,510,535
TOTAL BOND FUNDS
(Cost $1,785,926,677)		1,872,965,678

Inflation-Protected Bond Funds - 4.1%
Fidelity Series Inflation-Protected Bond Index Fund (b)
(Cost $230,133,459)	23,386,204	235,732,933

Short-Term Funds - 4.1%
Fidelity Series Treasury Bill Index Fund (b)
(Cost $234,848,796)	23,491,696	234,916,962
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,494,686,056)		5,698,577,362
NET OTHER ASSETS (LIABILITIES) - 0.0%		(441,693)
NET ASSETS - 100%		$5,698,135,669

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$1,744,774,346	$106,282,012	$18,351,549	$867,397	$62,095,412	$1,701,455,143
Fidelity Series Global ex U.S. Index Fund	847,725,401	369,131,878	23,049,854	--	(479,497)	16,303,191	1,209,631,119
Fidelity Series Inflation-Protected Bond Index Fund	191,336,468	45,145,125	6,933,599	423,137	223,328	5,961,611	235,732,933
Fidelity Series Long-Term Treasury Bond Index Fund	146,312,082	35,215,641	30,131,716	2,092,509	2,043,270	18,071,258	171,510,535
Fidelity Series Total Market Index Fund	--	2,400,052,412	291,301,409	--	800,836	35,778,831	2,145,330,670
Fidelity Series Treasury Bill Index Fund	178,749,152	57,857,097	1,918,296	2,248,436	(2,122)	231,131	234,916,962
Fidelity Total Market Index Fund Class F	1,988,014,399	53,017,727	2,107,976,344	9,260,137	701,188,004	(634,243,786)	--
Fidelity U.S. Bond Index Fund Class F	1,411,184,110	27,342,296	1,435,599,777	3,135,458	1,137,257	(4,063,886)	--
Total	$4,763,321,612	$4,732,536,522	$4,003,193,007	$35,511,226	$705,778,473	$(499,866,238)	$5,698,577,362

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $5,494,686,056)	$5,698,577,362
Total Investment in Securities (cost $5,494,686,056)		$5,698,577,362
Cash		120
Receivable for investments sold		50,070,694
Receivable for fund shares sold		16,591,674
Total assets		5,765,239,850
Liabilities
Payable for investments purchased	$62,062,076
Payable for fund shares redeemed	4,600,407
Accrued management fee	441,698
Total liabilities		67,104,181
Net Assets		$5,698,135,669
Net Assets consist of:
Paid in capital		$4,777,496,419
Total accumulated earnings (loss)		920,639,250
Net Assets		$5,698,135,669
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,076,586,310 ÷ 172,971,451 shares)		$17.79
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,621,549,359 ÷ 147,342,905 shares)		$17.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$32,341,314
Expenses
Management fee	$1,765,690
Transfer agent fees	1,021,123
Independent trustees' fees and expenses	10,022
Total expenses before reductions	2,796,835
Expense reductions	(240,194)
Total expenses after reductions		2,556,641
Net investment income (loss)		29,784,673
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	705,778,473
Capital gain distributions from underlying funds:
Affiliated issuers	3,169,912
Total net realized gain (loss)		708,948,385
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(499,866,238)
Total change in net unrealized appreciation (depreciation)		(499,866,238)
Net gain (loss)		209,082,147
Net increase (decrease) in net assets resulting from operations		$238,866,820

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,784,673	$89,107,725
Net realized gain (loss)	708,948,385	4,986,619
Change in net unrealized appreciation (depreciation)	(499,866,238)	112,586,973
Net increase (decrease) in net assets resulting from operations	238,866,820	206,681,317
Distributions to shareholders	(17,295,830)	(91,659,489)
Share transactions - net increase (decrease)	713,559,840	1,030,551,053
Total increase (decrease) in net assets	935,130,830	1,145,572,881
Net Assets
Beginning of period	4,763,004,839	3,617,431,958
End of period	$5,698,135,669	$4,763,004,839

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2025 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$17.05	$16.67	$15.50	$14.27	$14.80	$14.36
Income from Investment Operations
Net investment income (loss)A	.10	.36	.31	.29	.27	.30
Net realized and unrealized gain (loss)	.70	.38	1.17	1.22	(.52)	.65
Total from investment operations	.80	.74	1.48	1.51	(.25)	.95
Distributions from net investment income	(.04)	(.34)	(.29)	(.27)	(.27)	(.48)B
Distributions from net realized gain	(.02)	(.03)	(.02)	(.01)	–C	(.03)B
Total distributions	(.06)	(.36)D	(.31)	(.28)	(.28)E	(.51)
Net asset value, end of period	$17.79	$17.05	$16.67	$15.50	$14.27	$14.80
Total ReturnF,G	4.71%	4.64%	9.53%	10.67%	(1.72)%	6.73%
Ratios to Average Net AssetsH,I
Expenses before reductions	.13%J	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%J	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.12%J	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	1.13%J	2.13%	1.91%	1.97%	1.84%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$3,076,586	$2,382,206	$1,761,022	$1,227,802	$1,179,785	$1,723,943
Portfolio turnover rateI	155%J	19%	9%	18%	17%	15%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Amount represents less than $.005 per share.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.335 per share.

 E Total distributions of $.28 per share is comprised of distributions from net investment income of $.272 and distributions from net realized gain of $.003 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2025 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$17.05	$16.67	$15.50	$14.27	$15.00
Income from Investment Operations
Net investment income (loss)B	.10	.37	.32	.30	.33
Net realized and unrealized gain (loss)	.70	.38	1.17	1.22	(.79)
Total from investment operations	.80	.75	1.49	1.52	(.46)
Distributions from net investment income	(.04)	(.34)	(.30)	(.28)	(.27)
Distributions from net realized gain	(.02)	(.03)	(.02)	(.01)	–C
Total distributions	(.06)	(.37)	(.32)	(.29)	(.27)
Net asset value, end of period	$17.79	$17.05	$16.67	$15.50	$14.27
Total ReturnD,E	4.72%	4.70%	9.58%	10.74%	(3.07)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.07%H	.05%	.07%	.05%	.02%H
Expenses net of all reductions	.07%H	.05%	.07%	.05%	.02%H
Net investment income (loss)	1.17%H	2.19%	1.96%	2.02%	3.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,621,549	$2,380,799	$1,856,410	$1,456,538	$792,922
Portfolio turnover rateG	155%H	19%	9%	18%	17%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Total Market Index Fund	44.1
Fidelity Series Bond Index Fund	25.8
Fidelity Series Global ex U.S. Index Fund	24.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Series Inflation-Protected Bond Index Fund	2.2
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	44.1%
International Equity Funds	24.9%
Bond Funds	28.8%
Inflation-Protected Bond Funds	2.2%

Fidelity Freedom® Index 2030 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 44.1%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $2,965,302,705)	297,143,186	3,013,031,904

International Equity Funds - 24.9%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $1,598,620,798)	137,270,450	1,698,035,473

Bond Funds - 28.8%
Fidelity Series Bond Index Fund (b)	168,866,534	1,759,589,285
Fidelity Series Long-Term Treasury Bond Index Fund (b)	20,512,277	205,327,889
TOTAL BOND FUNDS
(Cost $1,870,475,552)		1,964,917,174

Inflation-Protected Bond Funds - 2.2%
Fidelity Series Inflation-Protected Bond Index Fund (b)
(Cost $145,257,207)	14,770,220	148,883,816
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,579,656,262)		6,824,868,367
NET OTHER ASSETS (LIABILITIES) - 0.0%		(508,686)
NET ASSETS - 100%		$6,824,359,681

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$1,811,336,667	$116,860,657	$18,967,060	$980,234	$64,133,041	$1,759,589,285
Fidelity Series Global ex U.S. Index Fund	1,220,284,176	484,282,114	28,071,235	--	35,054	21,505,364	1,698,035,473
Fidelity Series Inflation-Protected Bond Index Fund	73,250,907	73,452,157	617,803	205,877	10,434	2,788,121	148,883,816
Fidelity Series Long-Term Treasury Bond Index Fund	178,089,695	39,977,691	37,039,313	2,532,522	2,416,001	21,883,815	205,327,889
Fidelity Series Total Market Index Fund	--	3,379,650,212	416,089,479	--	1,741,971	47,729,200	3,013,031,904
Fidelity Total Market Index Fund Class F	2,855,473,703	65,833,276	3,017,352,960	13,289,740	1,008,806,272	(912,760,291)	--
Fidelity U.S. Bond Index Fund Class F	1,443,318,609	25,926,231	1,466,234,111	3,206,973	4,106,510	(7,117,239)	--
Total	$5,770,417,090	$5,880,458,348	$5,082,265,558	$38,202,172	$1,018,096,476	$(761,837,989)	$6,824,868,367

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,579,656,262)	$6,824,868,367
Total Investment in Securities (cost $6,579,656,262)		$6,824,868,367
Cash		157
Receivable for investments sold		68,513,808
Receivable for fund shares sold		19,568,252
Total assets		6,912,950,584
Liabilities
Payable for investments purchased	$83,525,580
Payable for fund shares redeemed	4,556,514
Accrued management fee	508,809
Total liabilities		88,590,903
Net Assets		$6,824,359,681
Net Assets consist of:
Paid in capital		$5,546,775,539
Total accumulated earnings (loss)		1,277,584,142
Net Assets		$6,824,359,681
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($3,244,150,437 ÷ 172,657,236 shares)		$18.79
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($3,580,209,244 ÷ 190,502,412 shares)		$18.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$33,652,854
Expenses
Management fee	$2,065,941
Transfer agent fees	1,205,615
Independent trustees' fees and expenses	12,132
Total expenses before reductions	3,283,688
Expense reductions	(306,174)
Total expenses after reductions		2,977,514
Net investment income (loss)		30,675,340
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,018,096,476
Capital gain distributions from underlying funds:
Affiliated issuers	4,549,318
Total net realized gain (loss)		1,022,645,794
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(761,837,989)
Total change in net unrealized appreciation (depreciation)		(761,837,989)
Net gain (loss)		260,807,805
Net increase (decrease) in net assets resulting from operations		$291,483,145

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,675,340	$109,387,499
Net realized gain (loss)	1,022,645,794	4,016,749
Change in net unrealized appreciation (depreciation)	(761,837,989)	141,239,142
Net increase (decrease) in net assets resulting from operations	291,483,145	254,643,390
Distributions to shareholders	(18,616,011)	(109,066,308)
Share transactions - net increase (decrease)	781,425,961	1,124,986,747
Total increase (decrease) in net assets	1,054,293,095	1,270,563,829
Net Assets
Beginning of period	5,770,066,586	4,499,502,757
End of period	$6,824,359,681	$5,770,066,586

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2030 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$17.99	$17.57	$16.07	$14.49	$15.15	$14.62
Income from Investment Operations
Net investment income (loss)A	.09	.38	.33	.31	.26	.30
Net realized and unrealized gain (loss)	.77	.41	1.50	1.57	(.63)	.73
Total from investment operations	.86	.79	1.83	1.88	(.37)	1.03
Distributions from net investment income	(.03)	(.36)	(.31)	(.29)	(.29)	(.48)
Distributions from net realized gain	(.03)	(.01)	(.01)	(.01)	–B	(.02)
Total distributions	(.06)	(.37)	(.33)C	(.30)	(.29)	(.50)
Net asset value, end of period	$18.79	$17.99	$17.57	$16.07	$14.49	$15.15
Total ReturnD,E	4.77%	4.71%	11.35%	13.07%	(2.44)%	7.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	.13%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.12%H	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	.95%H	2.14%	1.92%	2.03%	1.75%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$3,244,150	$2,500,479	$1,856,566	$1,333,880	$1,315,200	$2,224,676
Portfolio turnover rateG	163%H	14%	9%	13%	13%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.311 and distributions from net realized gain of $.014 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2030 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$18.00	$17.57	$16.07	$14.49	$15.44
Income from Investment Operations
Net investment income (loss)B	.09	.39	.34	.32	.38
Net realized and unrealized gain (loss)	.76	.42	1.49	1.57	(1.04)
Total from investment operations	.85	.81	1.83	1.89	(.66)
Distributions from net investment income	(.03)	(.37)	(.32)	(.30)	(.29)
Distributions from net realized gain	(.03)	(.01)	(.01)	(.01)	–C
Total distributions	(.06)	(.38)	(.33)	(.31)	(.29)
Net asset value, end of period	$18.79	$18.00	$17.57	$16.07	$14.49
Total ReturnD,E	4.72%	4.82%	11.39%	13.13%	(4.28)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.07%H	.05%	.07%	.05%	.02%H
Expenses net of all reductions	.07%H	.05%	.07%	.05%	.02%H
Net investment income (loss)	1.00%H	2.20%	1.97%	2.08%	3.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,580,209	$3,269,588	$2,642,936	$2,025,502	$1,165,165
Portfolio turnover rateG	163%H	14%	9%	13%	13%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Total Market Index Fund	53.3
Fidelity Series Global ex U.S. Index Fund	30.1
Fidelity Series Bond Index Fund	13.6
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	53.3%
International Equity Funds	30.1%
Bond Funds	16.6%

Fidelity Freedom® Index 2035 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.3%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $2,535,860,442)	254,088,909	2,576,461,539

International Equity Funds - 30.1%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $1,383,367,231)	117,432,597	1,452,641,223

Bond Funds - 16.6%
Fidelity Series Bond Index Fund (b)	62,909,678	655,518,847
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,505,712	145,202,176
TOTAL BOND FUNDS
(Cost $756,631,287)		800,721,023
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,675,858,960)		4,829,823,785
NET OTHER ASSETS (LIABILITIES) - 0.0%		(364,181)
NET ASSETS - 100%		$4,829,459,604

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$674,905,769	$42,574,852	$6,794,529	$283,016	$22,904,914	$655,518,847
Fidelity Series Global ex U.S. Index Fund	1,017,909,745	449,680,158	32,768,706	--	869,708	16,950,318	1,452,641,223
Fidelity Series Long-Term Treasury Bond Index Fund	123,408,346	35,222,049	30,667,609	1,775,483	1,953,461	15,285,929	145,202,176
Fidelity Series Total Market Index Fund	--	2,873,087,813	337,821,061	--	593,691	40,601,096	2,576,461,539
Fidelity Total Market Index Fund Class F	2,382,058,169	59,829,667	2,522,058,867	11,097,558	716,663,994	(636,492,963)	--
Fidelity U.S. Bond Index Fund Class F	495,055,418	9,902,689	503,929,068	1,100,652	2,071,619	(3,100,658)	--
	$4,018,431,678	$4,102,628,145	$3,469,820,163	$20,768,222	$722,435,489	$(543,851,364)	$4,829,823,785

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $4,675,858,960)	$4,829,823,785
Total Investment in Securities (cost $4,675,858,960)		$4,829,823,785
Cash		53
Receivable for investments sold		46,658,633
Receivable for fund shares sold		15,275,204
Total assets		4,891,757,675
Liabilities
Payable for investments purchased	$57,041,510
Payable for fund shares redeemed	4,892,371
Accrued management fee	364,190
Total liabilities		62,298,071
Net Assets		$4,829,459,604
Net Assets consist of:
Paid in capital		$3,951,377,754
Total accumulated earnings (loss)		878,081,850
Net Assets		$4,829,459,604
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,611,314,242 ÷ 131,356,189 shares)		$19.88
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,218,145,362 ÷ 111,529,859 shares)		$19.89

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$16,969,327
Expenses
Management fee	$1,488,197
Transfer agent fees	862,996
Independent trustees' fees and expenses	8,482
Total expenses before reductions	2,359,675
Expense reductions	(212,429)
Total expenses after reductions		2,147,246
Net investment income (loss)		14,822,081
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	722,435,489
Capital gain distributions from underlying funds:
Affiliated issuers	3,798,895
Total net realized gain (loss)		726,234,384
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(543,851,364)
Total change in net unrealized appreciation (depreciation)		(543,851,364)
Net gain (loss)		182,383,020
Net increase (decrease) in net assets resulting from operations		$197,205,101

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,822,081	$71,499,617
Net realized gain (loss)	726,234,384	558,854
Change in net unrealized appreciation (depreciation)	(543,851,364)	100,533,319
Net increase (decrease) in net assets resulting from operations	197,205,101	172,591,790
Distributions to shareholders	(11,612,185)	(71,688,773)
Share transactions - net increase (decrease)	625,692,043	1,003,843,494
Total increase (decrease) in net assets	811,284,959	1,104,746,511
Net Assets
Beginning of period	4,018,174,645	2,913,428,134
End of period	$4,829,459,604	$4,018,174,645

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2035 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.07	$18.63	$16.79	$14.91	$15.67	$15.11
Income from Investment Operations
Net investment income (loss)A	.06	.39	.34	.32	.27	.31
Net realized and unrealized gain (loss)	.80	.43	1.84	1.87	(.73)	.77
Total from investment operations	.86	.82	2.18	2.19	(.46)	1.08
Distributions from net investment income	(.01)	(.37)	(.32)	(.30)	(.30)	(.51)
Distributions from net realized gain	(.04)	(.01)	(.02)	(.01)	–B	(.01)
Total distributions	(.05)	(.38)	(.34)	(.31)	(.30)	(.52)
Net asset value, end of period	$19.88	$19.07	$18.63	$16.79	$14.91	$15.67
Total ReturnC,D	4.53%	4.63%	12.96%	14.81%	(2.93)%	7.25%
Ratios to Average Net AssetsE,F
Expenses before reductions	.13%G	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.12%G	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	.65%G	2.08%	1.89%	2.02%	1.79%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$2,611,314	$2,003,135	$1,390,826	$936,458	$880,845	$1,282,091
Portfolio turnover rateF	159%G	10%	7%	13%	11%	13%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2035 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$19.08	$18.64	$16.80	$14.92	$16.03
Income from Investment Operations
Net investment income (loss)B	.07	.40	.35	.33	.39
Net realized and unrealized gain (loss)	.80	.43	1.84	1.87	(1.20)
Total from investment operations	.87	.83	2.19	2.20	(.81)
Distributions from net investment income	(.02)	(.38)	(.33)	(.31)	(.30)
Distributions from net realized gain	(.04)	(.01)	(.02)	(.01)	–C
Total distributions	(.06)	(.39)	(.35)	(.32)	(.30)
Net asset value, end of period	$19.89	$19.08	$18.64	$16.80	$14.92
Total ReturnD,E	4.55%	4.69%	13.00%	14.87%	(5.04)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.09%H	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.07%H	.05%	.07%	.05%	.01%H
Expenses net of all reductions	.07%H	.05%	.07%	.05%	.01%H
Net investment income (loss)	.70%H	2.14%	1.94%	2.07%	3.53%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,218,145	$2,015,039	$1,522,603	$1,130,096	$581,231
Portfolio turnover rateG	159%H	10%	7%	13%	11%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Total Market Index Fund	57.5
Fidelity Series Global ex U.S. Index Fund	32.5
Fidelity Series Bond Index Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.5%
International Equity Funds	32.5%
Bond Funds	10.0%

Fidelity Freedom® Index 2040 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.5%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $2,750,833,932)	275,504,204	2,793,612,632

International Equity Funds - 32.5%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $1,496,632,193)	127,364,393	1,575,497,541

Bond Funds - 10.0%
Fidelity Series Bond Index Fund (b)	32,698,697	340,720,425
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,588,784	146,033,728
TOTAL BOND FUNDS
(Cost $452,726,076)		486,754,153
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,700,192,201)		4,855,864,326
NET OTHER ASSETS (LIABILITIES) - 0.0%		(351,028)
NET ASSETS - 100%		$4,855,513,298

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$364,219,824	$36,523,332	$3,761,169	$370,779	$12,653,154	$340,720,425
Fidelity Series Global ex U.S. Index Fund	1,114,129,989	468,660,431	25,804,754	--	467,896	18,043,979	1,575,497,541
Fidelity Series Long-Term Treasury Bond Index Fund	125,679,631	35,260,603	32,639,807	1,813,698	2,284,467	15,448,834	146,033,728
Fidelity Series Total Market Index Fund	--	3,064,042,118	313,561,230	--	353,043	42,778,701	2,793,612,632
Fidelity Total Market Index Fund Class F	2,605,710,296	61,756,840	2,755,146,454	12,134,341	813,831,679	(726,152,361)	--
Fidelity U.S. Bond Index Fund Class F	290,996,773	5,385,436	295,775,227	646,982	489,793	(1,096,775)	--
	$4,136,516,689	$3,999,325,252	$3,459,450,804	$18,356,190	$817,797,657	$(638,324,468)	$4,855,864,326

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $4,700,192,201)	$4,855,864,326
Total Investment in Securities (cost $4,700,192,201)		$4,855,864,326
Cash		57
Receivable for investments sold		38,914,812
Receivable for fund shares sold		13,699,677
Total assets		4,908,478,872
Liabilities
Payable for investments purchased	$49,742,865
Payable for fund shares redeemed	2,871,650
Accrued management fee	351,059
Total liabilities		52,965,574
Net Assets		$4,855,513,298
Net Assets consist of:
Paid in capital		$3,882,373,656
Total accumulated earnings (loss)		973,139,642
Net Assets		$4,855,513,298
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($2,229,728,758 ÷ 111,491,624 shares)		$20.00
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($2,625,784,540 ÷ 131,307,183 shares)		$20.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$14,202,386
Expenses
Management fee	$1,460,665
Transfer agent fees	861,819
Independent trustees' fees and expenses	8,709
Total expenses before reductions	2,331,193
Expense reductions	(226,432)
Total expenses after reductions		2,104,761
Net investment income (loss)		12,097,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	817,797,657
Capital gain distributions from underlying funds:
Affiliated issuers	4,153,804
Total net realized gain (loss)		821,951,461
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(638,324,468)
Total change in net unrealized appreciation (depreciation)		(638,324,468)
Net gain (loss)		183,626,993
Net increase (decrease) in net assets resulting from operations		$195,724,618

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,097,625	$74,829,098
Net realized gain (loss)	821,951,461	(1,090,576)
Change in net unrealized appreciation (depreciation)	(638,324,468)	100,356,874
Net increase (decrease) in net assets resulting from operations	195,724,618	174,095,396
Distributions to shareholders	(8,811,691)	(76,331,747)
Share transactions - net increase (decrease)	532,332,932	827,283,554
Total increase (decrease) in net assets	719,245,859	925,047,203
Net Assets
Beginning of period	4,136,267,439	3,211,220,236
End of period	$4,855,513,298	$4,136,267,439

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2040 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.19	$18.77	$16.90	$15.00	$15.76	$15.18
Income from Investment Operations
Net investment income (loss)A	.05	.39	.34	.32	.26	.31
Net realized and unrealized gain (loss)	.80	.42	1.87	1.90	(.72)	.78
Total from investment operations	.85	.81	2.21	2.22	(.46)	1.09
Distributions from net investment income	(.01)	(.38)	(.33)	(.31)	(.30)	(.50)
Distributions from net realized gain	(.03)	(.01)	(.02)	(.01)	–B	–B
Total distributions	(.04)	(.39)	(.34)C	(.32)	(.30)	(.51)D
Net asset value, end of period	$20.00	$19.19	$18.77	$16.90	$15.00	$15.76
Total ReturnE,F	4.43%	4.56%	13.08%	14.90%	(2.91)%	7.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.13%I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%I	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.12%I	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	.51%I	2.06%	1.87%	2.02%	1.70%	1.99%
Supplemental Data
Net assets, end of period (000 omitted)	$2,229,729	$1,731,927	$1,281,722	$900,067	$910,880	$1,511,298
Portfolio turnover rateH	155%I	10%	6%	13%	9%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.017 per share.

 D Total distributions of $.51 per share is comprised of distributions from net investment income of $.502 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2040 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$19.19	$18.77	$16.89	$15.00	$16.12
Income from Investment Operations
Net investment income (loss)B	.05	.40	.35	.33	.41
Net realized and unrealized gain (loss)	.80	.42	1.88	1.89	(1.22)
Total from investment operations	.85	.82	2.23	2.22	(.81)
Distributions from net investment income	(.01)	(.39)	(.34)	(.32)	(.30)
Distributions from net realized gain	(.03)	(.01)	(.02)	(.01)	–C
Total distributions	(.04)	(.40)	(.35)D	(.33)	(.31)E
Net asset value, end of period	$20.00	$19.19	$18.77	$16.89	$15.00
Total ReturnF,G	4.44%	4.61%	13.20%	14.90%	(5.06)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.08%J	.10%	.10%	.09%	.05%J
Expenses net of fee waivers, if any	.07%J	.05%	.07%	.05%	.01%J
Expenses net of all reductions	.07%J	.05%	.07%	.05%	.01%J
Net investment income (loss)	.56%J	2.12%	1.92%	2.07%	3.69%J
Supplemental Data
Net assets, end of period (000 omitted)	$2,625,785	$2,404,340	$1,929,498	$1,438,010	$830,093
Portfolio turnover rateI	155%J	10%	6%	13%	9%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.35 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.017 per share.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.309 and distributions from net realized gain of $.003 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Total Market Index Fund	57.5
Fidelity Series Global ex U.S. Index Fund	32.5
Fidelity Series Bond Index Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.5%
International Equity Funds	32.5%
Bond Funds	10.0%

Fidelity Freedom® Index 2045 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.5%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $1,825,328,536)	182,883,611	1,854,439,820

International Equity Funds - 32.5%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $1,000,670,348)	84,546,431	1,045,839,349

Bond Funds - 10.0%
Fidelity Series Bond Index Fund (b)	21,706,203	226,178,640
Fidelity Series Long-Term Treasury Bond Index Fund (b)	9,684,410	96,940,947
TOTAL BOND FUNDS
(Cost $300,748,334)		323,119,587
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,126,747,218)		3,223,398,756
NET OTHER ASSETS (LIABILITIES) - 0.0%		(238,818)
NET ASSETS - 100%		$3,223,159,938

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$242,173,902	$24,490,188	$2,467,642	$206,034	$8,288,892	$226,178,640
Fidelity Series Global ex U.S. Index Fund	724,592,198	338,090,137	29,412,201	--	744,210	11,825,005	1,045,839,349
Fidelity Series Long-Term Treasury Bond Index Fund	81,736,319	25,400,790	21,781,436	1,188,729	1,383,949	10,201,325	96,940,947
Fidelity Series Total Market Index Fund	--	2,053,852,773	228,805,394	--	281,156	29,111,285	1,854,439,820
Fidelity Total Market Index Fund Class F	1,694,661,859	47,502,518	1,799,323,277	7,920,628	460,424,275	(403,265,375)	--
Fidelity U.S. Bond Index Fund Class F	189,252,294	4,299,458	193,158,993	422,281	245,236	(637,995)	--
Total	$2,690,242,670	$2,711,319,578	$2,296,971,489	$11,999,280	$463,284,860	$(344,476,863)	$3,223,398,756

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,126,747,218)	$3,223,398,756
Total Investment in Securities (cost $3,126,747,218)		$3,223,398,756
Cash		16
Receivable for investments sold		22,942,458
Receivable for fund shares sold		11,687,039
Total assets		3,258,028,269
Liabilities
Payable for investments purchased	$32,348,171
Payable for fund shares redeemed	2,281,342
Accrued management fee	238,818
Total liabilities		34,868,331
Net Assets		$3,223,159,938
Net Assets consist of:
Paid in capital		$2,664,347,292
Total accumulated earnings (loss)		558,812,646
Net Assets		$3,223,159,938
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,638,222,346 ÷ 81,343,265 shares)		$20.14
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,584,937,592 ÷ 78,671,791 shares)		$20.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$9,287,906
Expenses
Management fee	$980,682
Transfer agent fees	570,458
Independent trustees' fees and expenses	5,680
Total expenses before reductions	1,556,820
Expense reductions	(145,020)
Total expenses after reductions		1,411,800
Net investment income (loss)		7,876,106
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	463,284,860
Capital gain distributions from underlying funds:
Affiliated issuers	2,711,374
Total net realized gain (loss)		465,996,234
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(344,476,863)
Total change in net unrealized appreciation (depreciation)		(344,476,863)
Net gain (loss)		121,519,371
Net increase (decrease) in net assets resulting from operations		$129,395,477

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,876,106	$46,867,991
Net realized gain (loss)	465,996,234	(1,593,500)
Change in net unrealized appreciation (depreciation)	(344,476,863)	67,996,700
Net increase (decrease) in net assets resulting from operations	129,395,477	113,271,191
Distributions to shareholders	(5,855,997)	(48,855,589)
Share transactions - net increase (decrease)	409,545,427	690,437,422
Total increase (decrease) in net assets	533,084,907	754,853,024
Net Assets
Beginning of period	2,690,075,031	1,935,222,007
End of period	$3,223,159,938	$2,690,075,031

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2045 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.33	$18.91	$17.04	$15.13	$15.89	$15.32
Income from Investment Operations
Net investment income (loss)A	.05	.39	.35	.33	.28	.32
Net realized and unrealized gain (loss)	.80	.43	1.88	1.90	(.74)	.77
Total from investment operations	.85	.82	2.23	2.23	(.46)	1.09
Distributions from net investment income	(.01)	(.38)	(.33)	(.31)	(.30)	(.51)
Distributions from net realized gain	(.03)	(.02)	(.03)	(.01)	–B	(.01)
Total distributions	(.04)	(.40)	(.36)	(.32)	(.30)	(.52)
Net asset value, end of period	$20.14	$19.33	$18.91	$17.04	$15.13	$15.89
Total ReturnC,D	4.40%	4.58%	13.08%	14.87%	(2.88)%	7.22%
Ratios to Average Net AssetsE,F
Expenses before reductions	.13%G	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%G	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.12%G	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	.51%G	2.06%	1.89%	2.04%	1.79%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$1,638,222	$1,244,020	$872,779	$583,893	$542,581	$750,330
Portfolio turnover rateF	157%G	10%	6%	15%	8%	12%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2045 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$19.33	$18.92	$17.04	$15.13	$16.26
Income from Investment Operations
Net investment income (loss)B	.06	.40	.36	.34	.40
Net realized and unrealized gain (loss)	.80	.42	1.89	1.90	(1.22)
Total from investment operations	.86	.82	2.25	2.24	(.82)
Distributions from net investment income	(.01)	(.39)	(.34)	(.32)	(.30)
Distributions from net realized gain	(.03)	(.02)	(.03)	(.01)	–C
Total distributions	(.04)	(.41)	(.37)	(.33)	(.31)D
Net asset value, end of period	$20.15	$19.33	$18.92	$17.04	$15.13
Total ReturnE,F	4.47%	4.58%	13.20%	14.94%	(5.08)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.07%I	.05%	.07%	.05%	.01%I
Expenses net of all reductions	.07%I	.05%	.07%	.05%	.01%I
Net investment income (loss)	.56%I	2.11%	1.94%	2.09%	3.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,584,938	$1,446,055	$1,062,443	$743,645	$386,977
Portfolio turnover rateH	157%I	10%	6%	15%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.303 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Total Market Index Fund	57.5
Fidelity Series Global ex U.S. Index Fund	32.5
Fidelity Series Bond Index Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.5%
International Equity Funds	32.5%
Bond Funds	10.0%

Fidelity Freedom® Index 2050 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.5%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $1,628,271,281)	163,107,052	1,653,905,506

International Equity Funds - 32.5%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $891,305,126)	75,403,650	932,743,150

Bond Funds - 10.0%
Fidelity Series Bond Index Fund (b)	19,359,115	201,721,976
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,637,232	86,458,692
TOTAL BOND FUNDS
(Cost $268,092,895)		288,180,668
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,787,669,302)		2,874,829,324
NET OTHER ASSETS (LIABILITIES) - 0.0%		(210,907)
NET ASSETS - 100%		$2,874,618,417

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$216,943,518	$22,863,086	$2,217,040	$193,791	$7,447,753	$201,721,976
Fidelity Series Global ex U.S. Index Fund	653,494,014	297,686,947	29,617,756	--	789,867	10,390,078	932,743,150
Fidelity Series Long-Term Treasury Bond Index Fund	73,715,553	22,221,972	19,897,605	1,068,581	1,273,397	9,145,375	86,458,692
Fidelity Series Total Market Index Fund	--	1,838,619,282	210,696,644	--	348,643	25,634,225	1,653,905,506
Fidelity Total Market Index Fund Class F	1,528,377,784	41,861,178	1,621,776,156	7,139,732	420,068,353	(368,531,159)	--
Fidelity U.S. Bond Index Fund Class F	170,681,400	3,772,256	174,098,944	380,681	(168,941)	(185,771)	--
	$2,426,268,751	$2,421,105,153	$2,078,950,191	$10,806,034	$422,505,110	$(316,099,499)	$2,874,829,324

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $2,787,669,302)	$2,874,829,324
Total Investment in Securities (cost $2,787,669,302)		$2,874,829,324
Cash		18
Receivable for investments sold		20,825,447
Receivable for fund shares sold		9,644,601
Total assets		2,905,299,390
Liabilities
Payable for investments purchased	$28,560,827
Payable for fund shares redeemed	1,909,240
Accrued management fee	210,906
Total liabilities		30,680,973
Net Assets		$2,874,618,417
Net Assets consist of:
Paid in capital		$2,367,604,838
Total accumulated earnings (loss)		507,013,579
Net Assets		$2,874,618,417
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,372,254,081 ÷ 67,828,294 shares)		$20.23
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($1,502,364,336 ÷ 74,257,569 shares)		$20.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,361,975
Expenses
Management fee	$868,782
Transfer agent fees	507,884
Independent trustees' fees and expenses	5,109
Total expenses before reductions	1,381,775
Expense reductions	(131,987)
Total expenses after reductions		1,249,788
Net investment income (loss)		7,112,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	422,505,110
Capital gain distributions from underlying funds:
Affiliated issuers	2,444,059
Total net realized gain (loss)		424,949,169
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(316,099,499)
Total change in net unrealized appreciation (depreciation)		(316,099,499)
Net gain (loss)		108,849,670
Net increase (decrease) in net assets resulting from operations		$115,961,857

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,112,187	$42,710,321
Net realized gain (loss)	424,949,169	(1,531,738)
Change in net unrealized appreciation (depreciation)	(316,099,499)	59,733,399
Net increase (decrease) in net assets resulting from operations	115,961,857	100,911,982
Distributions to shareholders	(4,941,997)	(44,851,696)
Share transactions - net increase (decrease)	337,476,969	566,423,597
Total increase (decrease) in net assets	448,496,829	622,483,883
Net Assets
Beginning of period	2,426,121,588	1,803,637,705
End of period	$2,874,618,417	$2,426,121,588

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2050 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$19.41	$19.00	$17.14	$15.24	$16.01	$15.42
Income from Investment Operations
Net investment income (loss)A	.05	.39	.35	.33	.28	.32
Net realized and unrealized gain (loss)	.81	.42	1.90	1.91	(.74)	.78
Total from investment operations	.86	.81	2.25	2.24	(.46)	1.10
Distributions from net investment income	(.01)	(.38)	(.33)	(.33)	(.30)	(.50)
Distributions from net realized gain	(.03)	(.02)	(.06)	(.01)	–B	(.01)
Total distributions	(.04)	(.40)	(.39)	(.34)	(.31)C	(.51)
Net asset value, end of period	$20.23	$19.41	$19.00	$17.14	$15.24	$16.01
Total ReturnD,E	4.43%	4.53%	13.15%	14.82%	(2.92)%	7.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.13%H	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%H	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.12%H	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	.51%H	2.06%	1.89%	2.06%	1.80%	2.02%
Supplemental Data
Net assets, end of period (000 omitted)	$1,372,254	$1,049,434	$739,919	$513,543	$486,444	$729,639
Portfolio turnover rateG	158%H	12%	6%	19%	7%	10%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.003 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2050 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$19.41	$19.00	$17.14	$15.24	$16.37
Income from Investment Operations
Net investment income (loss)B	.06	.40	.36	.34	.38
Net realized and unrealized gain (loss)	.80	.42	1.90	1.91	(1.20)
Total from investment operations	.86	.82	2.26	2.25	(.82)
Distributions from net investment income	(.01)	(.39)	(.34)	(.34)	(.30)
Distributions from net realized gain	(.03)	(.02)	(.06)	(.01)	–C
Total distributions	(.04)	(.41)	(.40)	(.35)	(.31)D
Net asset value, end of period	$20.23	$19.41	$19.00	$17.14	$15.24
Total ReturnE,F	4.44%	4.59%	13.20%	14.88%	(5.04)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.07%I	.05%	.07%	.05%	.01%I
Expenses net of all reductions	.07%I	.05%	.07%	.05%	.01%I
Net investment income (loss)	.56%I	2.11%	1.94%	2.11%	3.40%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,502,364	$1,376,687	$1,063,718	$722,781	$434,989
Portfolio turnover rateH	158%I	12%	6%	19%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.304 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Total Market Index Fund	57.5
Fidelity Series Global ex U.S. Index Fund	32.5
Fidelity Series Bond Index Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.5%
International Equity Funds	32.5%
Bond Funds	10.0%

Fidelity Freedom® Index 2055 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.5%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $748,203,612)	75,022,607	760,729,234

International Equity Funds - 32.5%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $415,010,386)	34,682,851	429,026,873

Bond Funds - 10.0%
Fidelity Series Bond Index Fund (b)	8,904,309	92,782,903
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,972,730	39,767,032
TOTAL BOND FUNDS
(Cost $123,682,580)		132,549,935
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,286,896,578)		1,322,306,042
NET OTHER ASSETS (LIABILITIES) - 0.0%		(99,760)
NET ASSETS - 100%		$1,322,206,282

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$99,411,226	$9,970,819	$981,845	$60,044	$3,282,452	$92,782,903
Fidelity Series Global ex U.S. Index Fund	276,538,524	159,736,008	12,366,016	--	474,179	4,644,178	429,026,873
Fidelity Series Long-Term Treasury Bond Index Fund	31,193,457	12,772,582	8,785,089	470,055	499,728	4,086,354	39,767,032
Fidelity Series Total Market Index Fund	--	836,525,565	88,231,263	--	(90,691)	12,525,623	760,729,234
Fidelity Total Market Index Fund Class F	646,760,920	21,939,793	690,542,652	3,024,749	130,696,018	(108,854,079)	--
Fidelity U.S. Bond Index Fund Class F	72,226,028	2,050,368	74,127,839	161,389	213,311	(361,868)	--
	$1,026,718,929	$1,132,435,542	$884,023,678	$4,638,038	$131,852,589	$(84,677,340)	$1,322,306,042

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $1,286,896,578)	$1,322,306,042
Total Investment in Securities (cost $1,286,896,578)		$1,322,306,042
Cash		1
Receivable for investments sold		8,986,161
Receivable for fund shares sold		5,567,223
Total assets		1,336,859,427
Liabilities
Payable for investments purchased	$13,618,962
Payable for fund shares redeemed	934,444
Accrued management fee	99,739
Total liabilities		14,653,145
Net Assets		$1,322,206,282
Net Assets consist of:
Paid in capital		$1,155,755,820
Total accumulated earnings (loss)		166,450,462
Net Assets		$1,322,206,282
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($720,671,790 ÷ 45,115,881 shares)		$15.97
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($601,534,492 ÷ 37,624,416 shares)		$15.99

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,602,612
Expenses
Management fee	$397,620
Transfer agent fees	222,472
Independent trustees' fees and expenses	2,213
Total expenses before reductions	622,305
Expense reductions	(55,257)
Total expenses after reductions		567,048
Net investment income (loss)		3,035,564
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	131,852,589
Capital gain distributions from underlying funds:
Affiliated issuers	1,035,426
Total net realized gain (loss)		132,888,015
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(84,677,340)
Total change in net unrealized appreciation (depreciation)		(84,677,340)
Net gain (loss)		48,210,675
Net increase (decrease) in net assets resulting from operations		$51,246,239

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,035,564	$16,877,772
Net realized gain (loss)	132,888,015	(1,110,906)
Change in net unrealized appreciation (depreciation)	(84,677,340)	26,766,998
Net increase (decrease) in net assets resulting from operations	51,246,239	42,533,864
Distributions to shareholders	(2,336,563)	(18,251,363)
Share transactions - net increase (decrease)	246,643,046	354,294,793
Total increase (decrease) in net assets	295,552,722	378,577,294
Net Assets
Beginning of period	1,026,653,560	648,076,266
End of period	$1,322,206,282	$1,026,653,560

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2055 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.33	$15.01	$13.53	$12.06	$12.71	$12.07
Income from Investment Operations
Net investment income (loss)A	.04	.31	.28	.28	.25	.26
Net realized and unrealized gain (loss)	.63	.34	1.49	1.50	(.63)	.62
Total from investment operations	.67	.65	1.77	1.78	(.38)	.88
Distributions from net investment income	–B	(.30)	(.26)	(.29)	(.24)C	(.24)
Distributions from net realized gain	(.03)	(.03)	(.04)	(.02)	(.01)C	–
Tax return of capital	–	–	–	–	(.02)	–
Total distributions	(.03)	(.33)	(.29)D	(.31)	(.27)	(.24)
Net asset value, end of period	$15.97	$15.33	$15.01	$13.53	$12.06	$12.71
Total ReturnE,F	4.40%	4.57%	13.09%	14.90%	(2.96)%	7.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.13%I	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.12%I	.11%	.12%	.10%	.08%	.08%
Expenses net of all reductions	.12%I	.11%	.12%	.10%	.08%	.08%
Net investment income (loss)	.50%I	2.06%	1.90%	2.18%	2.03%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$720,672	$510,460	$305,192	$181,697	$150,332	$183,117
Portfolio turnover rateH	152%I	11%	6%	33%	7%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.036 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2055 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$15.34	$15.02	$13.54	$12.06	$13.00
Income from Investment Operations
Net investment income (loss)B	.04	.32	.29	.28	.23
Net realized and unrealized gain (loss)	.65	.34	1.49	1.51	(.89)
Total from investment operations	.69	.66	1.78	1.79	(.66)
Distributions from net investment income	(.01)	(.30)	(.26)	(.29)	(.25)C
Distributions from net realized gain	(.03)	(.03)	(.04)	(.02)	(.01)C
Tax return of capital	–	–	–	–	(.02)
Total distributions	(.04)	(.34)D	(.30)	(.31)	(.28)
Net asset value, end of period	$15.99	$15.34	$15.02	$13.54	$12.06
Total ReturnE,F	4.47%	4.61%	13.13%	14.98%	(5.11)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.08%I	.10%	.10%	.09%	.05%I
Expenses net of fee waivers, if any	.07%I	.05%	.07%	.05%	.01%I
Expenses net of all reductions	.07%I	.05%	.07%	.05%	.01%I
Net investment income (loss)	.54%I	2.12%	1.95%	2.23%	2.63%I
Supplemental Data
Net assets, end of period (000 omitted)	$601,534	$516,194	$342,884	$210,752	$135,214
Portfolio turnover rateH	152%I	11%	6%	33%	7%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.033 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Total Market Index Fund	57.5
Fidelity Series Global ex U.S. Index Fund	32.5
Fidelity Series Bond Index Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.5%
International Equity Funds	32.5%
Bond Funds	10.0%

Fidelity Freedom® Index 2060 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.5%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $246,698,796)	24,748,841	250,953,249

International Equity Funds - 32.5%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $138,634,190)	11,441,413	141,530,275

Bond Funds - 10.0%
Fidelity Series Bond Index Fund (b)	2,937,294	30,606,606
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,310,500	13,118,108
TOTAL BOND FUNDS
(Cost $40,949,893)		43,724,714
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $426,282,879)		436,208,238
NET OTHER ASSETS (LIABILITIES) - 0.0%		(32,875)
NET ASSETS - 100%		$436,175,363

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$32,290,580	$2,722,402	$307,590	$14,132	$1,024,296	$30,606,606
Fidelity Series Global ex U.S. Index Fund	80,422,864	61,877,000	2,330,440	--	86,773	1,474,078	141,530,275
Fidelity Series Long-Term Treasury Bond Index Fund	9,071,274	5,202,801	2,596,666	146,022	136,739	1,303,960	13,118,108
Fidelity Series Total Market Index Fund	--	270,033,933	23,187,182	--	(147,955)	4,254,453	250,953,249
Fidelity Total Market Index Fund Class F	188,090,302	11,414,751	205,934,595	892,541	25,578,880	(19,149,338)	--
Fidelity U.S. Bond Index Fund Class F	21,004,026	1,141,848	22,104,189	47,741	129,899	(171,584)	--
	$298,588,466	$381,960,913	$258,875,474	$1,393,894	$25,798,468	$(11,264,135)	$436,208,238

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $426,282,879)	$436,208,238
Total Investment in Securities (cost $426,282,879)		$436,208,238
Cash		1
Receivable for investments sold		2,842,246
Receivable for fund shares sold		2,240,580
Total assets		441,291,065
Liabilities
Payable for investments purchased	$4,608,063
Payable for fund shares redeemed	474,774
Accrued management fee	32,865
Total liabilities		5,115,702
Net Assets		$436,175,363
Net Assets consist of:
Paid in capital		$401,166,807
Total accumulated earnings (loss)		35,008,556
Net Assets		$436,175,363
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($249,070,803 ÷ 19,138,932 shares)		$13.01
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($187,104,560 ÷ 14,366,815 shares)		$13.02

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,088,361
Expenses
Management fee	$127,477
Transfer agent fees	67,662
Independent trustees' fees and expenses	671
Total expenses before reductions	195,810
Expense reductions	(16,277)
Total expenses after reductions		179,533
Net investment income (loss)		908,828
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	25,798,468
Capital gain distributions from underlying funds:
Affiliated issuers	305,533
Total net realized gain (loss)		26,104,001
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(11,264,135)
Total change in net unrealized appreciation (depreciation)		(11,264,135)
Net gain (loss)		14,839,866
Net increase (decrease) in net assets resulting from operations		$15,748,694

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$908,828	$4,641,573
Net realized gain (loss)	26,104,001	(896,441)
Change in net unrealized appreciation (depreciation)	(11,264,135)	7,479,986
Net increase (decrease) in net assets resulting from operations	15,748,694	11,225,118
Distributions to shareholders	(724,363)	(4,993,298)
Share transactions - net increase (decrease)	122,581,963	136,556,276
Total increase (decrease) in net assets	137,606,294	142,788,096
Net Assets
Beginning of period	298,569,069	155,780,973
End of period	$436,175,363	$298,569,069

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2060 Fund Investor Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$12.49	$12.23	$11.04	$9.85	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.26	.24	.25	.25	.09
Net realized and unrealized gain (loss)	.52	.27	1.21	1.19	(.55)	.40
Total from investment operations	.55	.53	1.45	1.44	(.30)	.49
Distributions from net investment income	–C	(.24)	(.20)	(.22)	(.18)	(.16)
Distributions from net realized gain	(.03)	(.03)	(.06)	(.03)	–C	–C
Total distributions	(.03)	(.27)	(.26)	(.25)	(.18)	(.16)
Net asset value, end of period	$13.01	$12.49	$12.23	$11.04	$9.85	$10.33
Total ReturnD,E	4.39%	4.54%	13.17%	14.80%	(2.94)%	4.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.13%H	.15%	.15%	.15%	.15%	.15%H
Expenses net of fee waivers, if any	.12%H	.11%	.12%	.11%	.08%	.09%H
Expenses net of all reductions	.12%H	.11%	.12%	.11%	.08%	.09%H
Net investment income (loss)	.48%H	2.13%	1.97%	2.41%	2.57%	1.35%H
Supplemental Data
Net assets, end of period (000 omitted)	$249,071	$160,477	$82,123	$38,013	$16,979	$3,660
Portfolio turnover rateG	143%H	15%	7%	41%	8%	33%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2060 Fund Institutional Premium Class

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016 A
Selected Per–Share Data
Net asset value, beginning of period	$12.50	$12.23	$11.05	$9.85	$10.56
Income from Investment Operations
Net investment income (loss)B	.03	.27	.24	.26	.13
Net realized and unrealized gain (loss)	.52	.27	1.21	1.19	(.66)
Total from investment operations	.55	.54	1.45	1.45	(.53)
Distributions from net investment income	–C	(.24)	(.21)	(.22)	(.18)
Distributions from net realized gain	(.03)	(.03)	(.06)	(.03)	–C
Total distributions	(.03)	(.27)	(.27)	(.25)	(.18)
Net asset value, end of period	$13.02	$12.50	$12.23	$11.05	$9.85
Total ReturnD,E	4.40%	4.66%	13.12%	14.93%	(5.05)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.08%H	.10%	.10%	.09%	.05%H
Expenses net of fee waivers, if any	.07%H	.05%	.07%	.06%	.01%H
Expenses net of all reductions	.07%H	.05%	.07%	.06%	.01%H
Net investment income (loss)	.53%H	2.19%	2.02%	2.47%	1.80%H
Supplemental Data
Net assets, end of period (000 omitted)	$187,105	$138,092	$73,658	$28,478	$9,543
Portfolio turnover rateG	143%H	15%	7%	41%	8%

 A For the period June 24, 2015 (commencement of sale of shares) to March 31, 2016.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Total Market Index Fund	57.5
Fidelity Series Global ex U.S. Index Fund	32.5
Fidelity Series Bond Index Fund	7.0
Fidelity Series Long-Term Treasury Bond Index Fund	3.0
Fidelity Cash Central Fund 1.96%	0.0
100.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	57.5%
International Equity Funds	32.5%
Bond Funds	10.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Fidelity Freedom® Index 2065 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.5%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $1,045,751)	103,972	1,054,281

International Equity Funds - 32.5%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $596,907)	48,069	594,617

Bond Funds - 10.0%
Fidelity Series Bond Index Fund (b)	12,337	128,550
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,504	55,098
TOTAL BOND FUNDS
(Cost $179,614)		183,648

Short-Term Funds - 0.0%
Fidelity Cash Central Fund 1.96% (c)
(Cost $197)	197	197
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,822,469)		1,832,743
NET OTHER ASSETS (LIABILITIES) - 0.0%		(132)
NET ASSETS - 100%		$1,832,611

Legend

 (a) Non-income producing

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	198
Total	$198

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases(a)	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$130,127	$2,966	$598	$1	$1,388	$128,550
Fidelity Series Global ex U.S. Index Fund	--	597,409	471	--	(31)	(2,290)	594,617
Fidelity Series Long-Term Treasury Bond Index Fund	--	57,036	4,638	243	54	2,646	55,098
Fidelity Series Total Market Index Fund	--	1,074,664	28,684	--	(229)	8,530	1,054,281
	$--	$1,859,236	$36,759	$841	$(205)	$10,274	$1,832,546

 (a) Includes the value of shares purchased or redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Index 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $197)	$197
Other affiliated issuers (cost $1,822,272)	1,832,546
Total Investment in Securities (cost $1,822,469)		$1,832,743
Cash		1
Receivable for investments sold		5,246
Receivable for fund shares sold		19,217
Total assets		1,857,207
Liabilities
Payable for investments purchased	$24,463
Accrued management fee	133
Total liabilities		24,596
Net Assets		$1,832,611
Net Assets consist of:
Paid in capital		$1,821,827
Total accumulated earnings (loss)		10,784
Net Assets		$1,832,611
Net Asset Value and Maximum Offering Price
Investor Class:
Net Asset Value, offering price and redemption price per share ($1,329,528 ÷ 132,154 shares)		$10.06
Institutional Premium Class:
Net Asset Value, offering price and redemption price per share ($503,083 ÷ 50,000 shares)		$10.06

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 28, 2019 (commencement of operations) to September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$841
Income from Fidelity Central Funds		198
Total income		1,039
Expenses
Management fee	$323
Independent trustees' fees and expenses	1
Total expenses		324
Net investment income (loss)		715
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(205)
Total net realized gain (loss)		(205)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	10,274
Total change in net unrealized appreciation (depreciation)		10,274
Net gain (loss)		10,069
Net increase (decrease) in net assets resulting from operations		$10,784

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 28, 2019 (commencement of operations) to September 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$715
Net realized gain (loss)	(205)
Change in net unrealized appreciation (depreciation)	10,274
Net increase (decrease) in net assets resulting from operations	10,784
Share transactions - net increase (decrease)	1,821,827
Total increase (decrease) in net assets	1,832,611
Net Assets
Beginning of period	–
End of period	$1,832,611

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Index 2065 Fund Investor Class

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	.05
Total from investment operations	.06
Net asset value, end of period	$10.06
Total ReturnC	.60%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%F
Expenses net of fee waivers, if any	.12%F
Expenses net of all reductions	.12%F
Net investment income (loss)	.21%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,330
Portfolio turnover rateE	3%G

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Index 2065 Fund Institutional Premium Class

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	.05
Total from investment operations	.06
Net asset value, end of period	$10.06
Total ReturnC	.60%
Ratios to Average Net AssetsD,E
Expenses before reductions	.08%F
Expenses net of fee waivers, if any	.08%F
Expenses net of all reductions	.08%F
Net investment income (loss)	.25%F
Supplemental Data
Net assets, end of period (000 omitted)	$503
Portfolio turnover rateE	3%G

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2019

1. Organization.

Fidelity Freedom Index Income Fund, Fidelity Freedom Index 2005 Fund, Fidelity Freedom Index 2010 Fund, Fidelity Freedom Index 2015 Fund, Fidelity Freedom Index 2020 Fund, Fidelity Freedom Index 2025 Fund, Fidelity Freedom Index 2030 Fund, Fidelity Freedom Index 2035 Fund, Fidelity Freedom Index 2040 Fund, Fidelity Freedom Index 2045 Fund, Fidelity Freedom Index 2050 Fund, Fidelity Freedom Index 2055 Fund, Fidelity Freedom Index 2060 Fund and Fidelity Freedom Index 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Each Fund offers Investor Class and Institutional Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Index Income Fund	$452,673,577	$14,664,715	$(903,467)	$13,761,248
Fidelity Freedom Index 2005 Fund	150,783,787	5,355,281	(196,173)	5,159,108
Fidelity Freedom Index 2010 Fund	603,835,913	26,415,837	(587,218)	25,828,619
Fidelity Freedom Index 2015 Fund	1,404,674,272	59,931,382	(1,266,344)	58,665,038
Fidelity Freedom Index 2020 Fund	4,873,560,544	196,870,557	(4,750,611)	192,119,946
Fidelity Freedom Index 2025 Fund	5,504,425,448	204,685,769	(10,533,855)	194,151,914
Fidelity Freedom Index 2030 Fund	6,589,047,118	249,212,893	(13,391,644)	235,821,249
Fidelity Freedom Index 2035 Fund	4,684,422,853	161,250,082	(15,849,150)	145,400,932
Fidelity Freedom Index 2040 Fund	4,711,177,903	161,645,595	(16,959,172)	144,686,423
Fidelity Freedom Index 2045 Fund	3,133,758,077	101,952,597	(12,311,918)	89,640,679
Fidelity Freedom Index 2050 Fund	2,795,406,074	90,341,350	(10,918,100)	79,423,250
Fidelity Freedom Index 2055 Fund	1,289,674,191	38,446,012	(5,814,161)	32,631,851
Fidelity Freedom Index 2060 Fund	427,402,551	11,106,599	(2,300,912)	8,805,687
Fidelity Freedom Index 2065 Fund	1,822,610	19,188	(9,055)	10,133

4. Purchases and Sales of Investments.

Purchases and sales of securities and in-kind transactions, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Index Income Fund	351,898,650	251,966,513
Fidelity Freedom Index 2005 Fund	119,576,305	99,332,103
Fidelity Freedom Index 2010 Fund	476,801,019	432,859,556
Fidelity Freedom Index 2015 Fund	1,154,714,387	1,062,830,025
Fidelity Freedom Index 2020 Fund	4,035,733,530	3,653,337,403
Fidelity Freedom Index 2025 Fund	4,732,536,522	4,003,193,007
Fidelity Freedom Index 2030 Fund	5,880,458,348	5,082,265,558
Fidelity Freedom Index 2035 Fund	4,102,628,145	3,469,820,163
Fidelity Freedom Index 2040 Fund	3,999,325,252	3,459,450,804
Fidelity Freedom Index 2045 Fund	2,711,319,578	2,296,971,489
Fidelity Freedom Index 2050 Fund	2,421,105,153	2,078,950,191
Fidelity Freedom Index 2055 Fund	1,132,435,542	884,023,678
Fidelity Freedom Index 2060 Fund	381,960,913	258,875,474
Fidelity Freedom Index 2065 Fund	1,859,236	36,759

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Funds with investment management related services. Effective June 1, 2019, under the management contract, Investor Class and Institutional Premium Class of each Fund pays an all-inclusive monthly management fee at an annual rate of .12% and .08% of class-level average net assets, respectively. Under the management contract, each Fund's investment adviser pays all ordinary operating expenses of the Fund, except fees and expenses of the independent Trustees and certain miscellaneous expenses such as interest expense. In addition, effective June 1, 2019, under the expense contract, total expenses, including acquired fund fees and expenses, are limited to an annual rate of .12% and .08% of class-level average net assets for Investor Class and Institutional Premium Class, respectively, with certain exceptions.

Prior to June 1, 2019, the Funds did not pay any fees for investment management related services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives an asset-based fee of .15% and .10% of class-level average net assets for each Investor Class and Institutional Premium Class, respectively. Effective June 1, 2019, transfer agent fees are paid by the investment adviser and not by the Funds. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each applicable class were as follows:

Amount
Fidelity Freedom Index Income Fund
Investor Class	$46,611
Institutional Premium Class	30,673
$77,284
Fidelity Freedom Index 2005 Fund
Investor Class	$16,998
Institutional Premium Class	10,725
$27,723
Fidelity Freedom Index 2010 Fund
Investor Class	$66,389
Institutional Premium Class	51,862
$118,251
Fidelity Freedom Index 2015 Fund
Investor Class	$186,197
Institutional Premium Class	99,100
$285,297
Fidelity Freedom Index 2020 Fund
Investor Class	$511,828
Institutional Premium Class	418,323
$930,151
Fidelity Freedom Index 2025 Fund
Investor Class	$624,268
Institutional Premium Class	396,855
$1,021,123
Fidelity Freedom Index 2030 Fund
Investor Class	$657,476
Institutional Premium Class	548,139
$1,205,615
Fidelity Freedom Index 2035 Fund
Investor Class	$526,442
Institutional Premium Class	336,554
$862,996
Fidelity Freedom Index 2040 Fund
Investor Class	$456,024
Institutional Premium Class	405,795
$861,819
Fidelity Freedom Index 2045 Fund
Investor Class	$327,859
Institutional Premium Class	242,599
$570,458
Fidelity Freedom Index 2050 Fund
Investor Class	$276,577
Institutional Premium Class	231,307
$507,884
Fidelity Freedom Index 2055 Fund
Investor Class	$134,287
Institutional Premium Class	88,185
$222,472
Fidelity Freedom Index 2060 Fund
Investor Class	$43,535
Institutional Premium Class	24,127
$67,662

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Reallocation of Underlying Fund Investments. During the period, the investment adviser reallocated investments of the Funds. This involved taxable redemptions of the Funds' interest in Fidelity Total Market Index Fund and Fidelity U.S. Bond Index Fund, ("selected Underlying Funds") for investments and cash and non-taxable exchanges of those investments and cash for shares of Fidelity Series Total Market Index Fund and Fidelity Series Bond Index Fund which are affiliated investment companies managed by FMR. Net realized gain (loss) on the redemptions of the selected Underlying Funds in connection with the reallocation is included in the accompanying Statements of Operations as "Net realized gain (loss) on Affiliated issuers."

Details of these transactions with the net related gain (loss) for the Funds are presented in the accompanying table:

	Value of Investments and Cash reallocated	Net realized Gain (Loss) on redemptions of selected Underlying Funds
Fidelity Freedom Index Income Fund	$218,412,508	$25,101,668
Fidelity Freedom Index 2005 Fund	81,970,344	12,946,773
Fidelity Freedom Index 2010 Fund	373,843,569	85,091,106
Fidelity Freedom Index 2015 Fund	909,878,073	226,937,658
Fidelity Freedom Index 2020 Fund	3,206,030,369	747,888,141
Fidelity Freedom Index 2025 Fund	3,543,130,352	702,315,933
Fidelity Freedom Index 2030 Fund	4,481,892,247	1,012,873,985
Fidelity Freedom Index 2035 Fund	3,025,684,861	718,735,210
Fidelity Freedom Index 2040 Fund	3,050,323,715	814,304,613
Fidelity Freedom Index 2045 Fund	1,992,194,336	460,669,562
Fidelity Freedom Index 2050 Fund	1,795,538,416	419,886,749
Fidelity Freedom Index 2055 Fund	764,549,977	130,909,463
Fidelity Freedom Index 2060 Fund	228,003,007	25,706,405

6. Expense Reductions.

FMR contractually agreed to reimburse expenses of each class of each Fund to the extent annual operating expenses, including acquired fund fees and expenses, exceeded certain levels of class-level average net assets as noted in the table below. Effective June 1, 2019, the expense limitations were discontinued. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, were excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period April 1, 2019 through May 31, 2019:

	Expense Limitations	Reimbursement
Fidelity Freedom Index Income Fund
Investor Class	.14%	$6,589
Institutional Premium Class	.08%	9,574
Fidelity Freedom Index 2005 Fund
Investor Class	.14%	$2,482
Institutional Premium Class	.08%	3,422
Fidelity Freedom Index 2010 Fund
Investor Class	.14%	$10,076
Institutional Premium Class	.08%	16,989
Fidelity Freedom Index 2015 Fund
Investor Class	.14%	$29,249
Institutional Premium Class	.08%	33,260
Fidelity Freedom Index 2020 Fund
Investor Class	.14%	$82,498
Institutional Premium Class	.08%	142,965
Fidelity Freedom Index 2025 Fund
Investor Class	.14%	$102,640
Institutional Premium Class	.08%	137,554
Fidelity Freedom Index 2030 Fund
Investor Class	.14%	$111,695
Institutional Premium Class	.08%	194,477
Fidelity Freedom Index 2035 Fund
Investor Class	.14%	$91,268
Institutional Premium Class	.08%	121,161
Fidelity Freedom Index 2040 Fund
Investor Class	.14%	$79,608
Institutional Premium Class	.08%	146,823
Fidelity Freedom Index 2045 Fund
Investor Class	.14%	$57,239
Institutional Premium Class	.08%	87,781
Fidelity Freedom Index 2050 Fund
Investor Class	.14%	$48,289
Institutional Premium Class	.08%	83,698
Fidelity Freedom Index 2055 Fund
Investor Class	.14%	$23,396
Institutional Premium Class	.08%	31,861
Fidelity Freedom Index 2060 Fund
Investor Class	.14%	$7,571
Institutional Premium Class	.08%	8,706

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Index 2005 Fund	$1
Fidelity Freedom Index 2030 Fund	2
Fidelity Freedom Index 2040 Fund	1

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2019	Year ended March 31, 2019
Fidelity Freedom Index Income Fund
Distributions to shareholders
Investor Class	$2,020,191	$4,309,033
Institutional Premium Class	1,938,735	5,279,486
Total	$3,958,926	$9,588,519
Fidelity Freedom Index 2005 Fund
Distributions to shareholders
Investor Class	$338,452	$1,825,871
Institutional Premium Class	331,727	1,783,478
Total	$670,179	$3,609,349
Fidelity Freedom Index 2010 Fund
Distributions to shareholders
Investor Class	$1,426,028	$11,154,439
Institutional Premium Class	1,657,261	14,659,324
Total	$3,083,289	$25,813,763
Fidelity Freedom Index 2015 Fund
Distributions to shareholders
Investor Class	$3,600,504	$20,834,219
Institutional Premium Class	2,894,979	18,747,388
Total	$6,495,483	$39,581,607
Fidelity Freedom Index 2020 Fund
Distributions to shareholders
Investor Class	$7,575,760	$41,266,067
Institutional Premium Class	9,365,223	57,263,709
Total	$16,940,983	$98,529,776
Fidelity Freedom Index 2025 Fund
Distributions to shareholders
Investor Class	$8,845,970	$43,728,986
Institutional Premium Class	8,449,860	47,930,503
Total	$17,295,830	$91,659,489
Fidelity Freedom Index 2030 Fund
Distributions to shareholders
Investor Class	$8,223,484	$45,602,939
Institutional Premium Class	10,392,527	63,463,369
Total	$18,616,011	$109,066,308
Fidelity Freedom Index 2035 Fund
Distributions to shareholders
Investor Class	$5,856,602	$34,567,942
Institutional Premium Class	5,755,583	37,120,831
Total	$11,612,185	$71,688,773
Fidelity Freedom Index 2040 Fund
Distributions to shareholders
Investor Class	$3,711,231	$31,350,412
Institutional Premium Class	5,100,460	44,981,335
Total	$8,811,691	$76,331,747
Fidelity Freedom Index 2045 Fund
Distributions to shareholders
Investor Class	$2,713,799	$22,205,976
Institutional Premium Class	3,142,198	26,649,613
Total	$5,855,997	$48,855,589
Fidelity Freedom Index 2050 Fund
Distributions to shareholders
Investor Class	$2,167,709	$19,232,468
Institutional Premium Class	2,774,288	25,619,228
Total	$4,941,997	$44,851,696
Fidelity Freedom Index 2055 Fund
Distributions to shareholders
Investor Class	$1,165,871	$8,724,993
Institutional Premium Class	1,170,692	9,526,370
Total	$2,336,563	$18,251,363
Fidelity Freedom Index 2060 Fund
Distributions to shareholders
Investor Class	$397,869	$2,638,488
Institutional Premium Class	326,494	2,354,810
Total	$724,363	$4,993,298

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2019	Year ended March 31, 2019	Six months ended September 30, 2019	Year ended March 31, 2019
Fidelity Freedom Index Income Fund
Investor Class
Shares sold	7,685,139	7,035,250	$93,322,407	$82,758,749
Reinvestment of distributions	165,003	366,694	2,006,664	4,269,683
Shares redeemed	(2,162,582)	(4,086,293)	(26,251,782)	(48,160,938)
Net increase (decrease)	5,687,560	3,315,651	$69,077,289	$38,867,494
Institutional Premium Class
Shares sold	4,617,014	5,886,820	$56,372,987	$69,374,216
Reinvestment of distributions	159,664	453,713	1,938,735	5,279,486
Shares redeemed	(2,255,068)	(4,643,305)	(27,365,069)	(54,808,561)
Net increase (decrease)	2,521,610	1,697,228	$30,946,653	$19,845,141
Fidelity Freedom Index 2005 Fund
Investor Class
Shares sold	1,845,590	2,253,310	$25,344,241	$29,947,370
Reinvestment of distributions	24,910	140,272	336,280	1,803,843
Shares redeemed	(873,170)	(1,953,826)	(12,036,098)	(26,057,217)
Net increase (decrease)	997,330	439,756	$13,644,423	$5,693,996
Institutional Premium Class
Shares sold	1,046,542	1,620,499	$14,466,486	$21,540,891
Reinvestment of distributions	24,572	138,724	331,727	1,783,478
Shares redeemed	(640,717)	(983,108)	(8,799,865)	(13,085,027)
Net increase (decrease)	430,397	776,115	$5,998,348	$10,239,342
Fidelity Freedom Index 2010 Fund
Investor Class
Shares sold	5,193,786	5,771,585	$74,840,279	$81,505,254
Reinvestment of distributions	99,885	823,634	1,416,368	11,068,928
Shares redeemed	(2,286,223)	(5,457,456)	(33,059,545)	(77,073,023)
Net increase (decrease)	3,007,448	1,137,763	$43,197,102	$15,501,159
Institutional Premium Class
Shares sold	2,331,895	4,337,444	$33,709,272	$61,124,398
Reinvestment of distributions	116,873	1,090,496	1,657,261	14,659,324
Shares redeemed	(2,526,864)	(5,965,314)	(36,535,967)	(84,304,772)
Net increase (decrease)	(78,096)	(537,374)	$(1,169,434)	$(8,521,050)
Fidelity Freedom Index 2015 Fund
Investor Class
Shares sold	12,645,384	17,774,428	$194,614,156	$264,687,745
Reinvestment of distributions	237,095	1,473,364	3,584,882	20,768,001
Shares redeemed	(6,134,422)	(14,106,234)	(94,505,460)	(210,347,643)
Net increase (decrease)	6,748,057	5,141,558	$103,693,578	$75,108,103
Institutional Premium Class
Shares sold	4,713,382	12,287,250	$72,352,954	$182,433,555
Reinvestment of distributions	191,594	1,330,071	2,894,979	18,747,388
Shares redeemed	(5,918,757)	(11,585,083)	(91,105,121)	(172,896,470)
Net increase (decrease)	(1,013,781)	2,032,238	$(15,857,188)	$28,284,473
Fidelity Freedom Index 2020 Fund
Investor Class
Shares sold	40,806,981	50,193,972	$668,804,262	$787,934,660
Reinvestment of distributions	468,712	2,768,771	7,536,882	41,081,740
Shares redeemed	(16,368,477)	(34,254,076)	(268,259,766)	(536,638,542)
Net increase (decrease)	24,907,216	18,708,667	$408,081,378	$292,377,858
Institutional Premium Class
Shares sold	18,455,979	47,876,632	$302,151,891	$749,518,480
Reinvestment of distributions	582,777	3,856,922	9,365,222	57,263,709
Shares redeemed	(21,601,078)	(40,690,617)	(353,335,627)	(640,546,169)
Net increase (decrease)	(2,562,322)	11,042,937	$(41,818,514)	$166,236,020
Fidelity Freedom Index 2025 Fund
Investor Class
Shares sold	48,754,587	61,472,271	$850,133,980	$1,025,488,901
Reinvestment of distributions	514,849	2,779,801	8,819,371	43,582,590
Shares redeemed	(16,037,306)	(30,179,744)	(279,527,182)	(503,791,920)
Net increase (decrease)	33,232,130	34,072,328	$579,426,169	$565,279,571
Institutional Premium Class
Shares sold	22,894,678	50,063,202	$399,224,944	$833,661,681
Reinvestment of distributions	493,278	3,055,412	8,449,859	47,930,503
Shares redeemed	(15,675,576)	(24,864,319)	(273,541,132)	(416,320,702)
Net increase (decrease)	7,712,380	28,254,295	$134,133,671	$465,271,482
Fidelity Freedom Index 2030 Fund
Investor Class
Shares sold	48,738,214	61,247,727	$898,038,124	$1,075,752,581
Reinvestment of distributions	452,900	2,781,424	8,202,025	45,475,945
Shares redeemed	(15,497,087)	(30,759,454)	(285,779,511)	(535,990,755)
Net increase (decrease)	33,694,027	33,269,697	$620,460,638	$585,237,771
Institutional Premium Class
Shares sold	25,380,140	52,465,628	$467,077,654	$920,277,350
Reinvestment of distributions	573,856	3,878,934	10,392,527	63,463,369
Shares redeemed	(17,142,388)	(25,113,110)	(316,504,858)	(443,991,743)
Net increase (decrease)	8,811,608	31,231,452	$160,965,323	$539,748,976
Fidelity Freedom Index 2035 Fund
Investor Class
Shares sold	37,485,938	48,198,907	$731,081,914	$898,339,757
Reinvestment of distributions	302,812	2,015,651	5,823,067	34,341,782
Shares redeemed	(11,477,799)	(19,821,822)	(224,133,580)	(368,557,433)
Net increase (decrease)	26,310,951	30,392,736	$512,771,401	$564,124,106
Institutional Premium Class
Shares sold	17,609,138	35,972,492	$342,818,322	$669,708,444
Reinvestment of distributions	299,147	2,175,524	5,755,582	37,120,831
Shares redeemed	(12,009,973)	(14,215,858)	(235,653,262)	(267,109,887)
Net increase (decrease)	5,898,312	23,932,158	$112,920,642	$439,719,388
Fidelity Freedom Index 2040 Fund
Investor Class
Shares sold	30,704,952	41,329,948	$602,692,195	$774,688,756
Reinvestment of distributions	191,029	1,827,516	3,702,135	31,275,666
Shares redeemed	(9,651,696)	(21,182,507)	(189,757,436)	(393,490,190)
Net increase (decrease)	21,244,285	21,974,957	$416,636,894	$412,474,232
Institutional Premium Class
Shares sold	18,144,675	37,037,978	$355,620,033	$694,294,350
Reinvestment of distributions	263,318	2,626,265	5,100,461	44,981,335
Shares redeemed	(12,413,948)	(17,159,339)	(245,024,456)	(324,466,363)
Net increase (decrease)	5,994,045	22,504,904	$115,696,038	$414,809,322
Fidelity Freedom Index 2045 Fund
Investor Class
Shares sold	23,699,634	31,102,330	$468,090,755	$587,084,685
Reinvestment of distributions	138,898	1,281,792	2,709,906	22,141,391
Shares redeemed	(6,863,802)	(14,162,066)	(135,814,514)	(266,043,441)
Net increase (decrease)	16,974,730	18,222,056	$334,986,147	$343,182,635
Institutional Premium Class
Shares sold	13,610,309	27,665,080	$268,820,341	$521,974,540
Reinvestment of distributions	160,973	1,540,297	3,142,197	26,649,613
Shares redeemed	(9,903,452)	(10,564,473)	(197,403,258)	(201,369,366)
Net increase (decrease)	3,867,830	18,640,904	$74,559,280	$347,254,787
Fidelity Freedom Index 2050 Fund
Investor Class
Shares sold	19,890,964	27,266,599	$394,870,331	$515,705,720
Reinvestment of distributions	110,342	1,103,518	2,162,705	19,161,115
Shares redeemed	(6,233,693)	(13,249,805)	(123,855,840)	(247,155,684)
Net increase (decrease)	13,767,613	15,120,312	$273,177,196	$287,711,151
Institutional Premium Class
Shares sold	12,801,543	26,474,364	$253,993,378	$502,180,707
Reinvestment of distributions	141,545	1,473,866	2,774,288	25,619,228
Shares redeemed	(9,611,912)	(13,013,944)	(192,467,893)	(249,087,489)
Net increase (decrease)	3,331,176	14,934,286	$64,299,773	$278,712,446
Fidelity Freedom Index 2055 Fund
Investor Class
Shares sold	16,061,096	19,363,119	$251,777,786	$289,383,068
Reinvestment of distributions	75,182	633,759	1,163,811	8,717,335
Shares redeemed	(4,318,263)	(7,026,163)	(67,676,540)	(104,209,605)
Net increase (decrease)	11,818,015	12,970,715	$185,265,057	$193,890,798
Institutional Premium Class
Shares sold	9,032,379	15,924,100	$141,456,438	$238,583,757
Reinvestment of distributions	75,577	691,027	1,170,692	9,526,370
Shares redeemed	(5,129,478)	(5,791,641)	(81,249,141)	(87,706,132)
Net increase (decrease)	3,978,478	10,823,486	$61,377,989	$160,403,995
Fidelity Freedom Index 2060 Fund
Investor Class
Shares sold	8,377,641	9,205,501	$107,122,183	$112,467,080
Reinvestment of distributions	31,478	234,999	396,929	2,633,167
Shares redeemed	(2,118,250)	(3,307,359)	(26,979,647)	(39,824,298)
Net increase (decrease)	6,290,869	6,133,141	$80,539,465	$75,275,949
Institutional Premium Class
Shares sold	5,348,862	7,592,609	$68,208,727	$92,988,816
Reinvestment of distributions	25,871	209,909	326,494	2,354,810
Shares redeemed	(2,057,437)	(2,773,756)	(26,492,723)	(34,063,299)
Net increase (decrease)	3,317,296	5,028,762	$42,042,498	$61,280,327
Fidelity Freedom Index 2065 Fund(a)
Investor Class
Shares sold	132,167	–	$1,321,953	$–
Shares redeemed	(13)	–	(130)	–
Net increase (decrease)	132,154	–	$1,321,823	$–
Institutional Premium Class
Shares sold	50,000	–	$500,004	$–
Net increase (decrease)	50,000	–	$500,004	$–

 (a) For the period June 28, 2019 (commencement of operations) to September 30, 2019.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Index 2020 Fund	Fidelity Freedom Index 2025 Fund	Fidelity Freedom Index 2030 Fund	Fidelity Freedom Index 2035 Fund	Fidelity Freedom Index 2040 Fund	Fidelity Freedom Index 2045 Fund
Fidelity Series Bond Index Fund	17%	18%	18%	–	–	–
Fidelity Series Global ex U.S. Index Fund	–	12%	17%	15%	16%	11%
Fidelity Series Treasury Bill Index Fund	21%	13%	–	–	–	–
Fidelity Series Total Market Index Fund	–	12%	17%	15%	16%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Bond Index Fund	81%
Fidelity Series Global ex U.S. Index Fund	100%
Fidelity Series Treasury Bill Index Fund	57%
Fidelity Series Total Market Index Fund	100%

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Fund:

Affiliated %
Fidelity Freedom Index 2065 Fund	55%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019) for each fund, with the exception of Fidelity Freedom Index 2065 and for the period (June 28, 2019 to September 30, 2019) for Fidelity Freedom Index 2065. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2019	Expenses Paid During Period
Fidelity Freedom Index Income Fund
Investor Class	.12%
Actual		$1,000.00	$1,042.70	$.61-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,043.10	$.41-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Fidelity Freedom Index 2005 Fund
Investor Class	.12%
Actual		$1,000.00	$1,043.70	$.61-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,044.60	$.41-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Fidelity Freedom Index 2010 Fund
Investor Class	.12%
Actual		$1,000.00	$1,045.00	$.61-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,045.10	$.41-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
Fidelity Freedom Index 2015 Fund
Investor Class	.12%
Actual		$1,000.00	$1,046.10	$.61-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.07%
Actual		$1,000.00	$1,046.30	$.36-B
Hypothetical-C		$1,000.00	$1,024.65	$.35-D
Fidelity Freedom Index 2020 Fund
Investor Class	.12%
Actual		$1,000.00	$1,046.90	$.61-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.07%
Actual		$1,000.00	$1,046.40	$.36-B
Hypothetical-C		$1,000.00	$1,024.65	$.35-D
Fidelity Freedom Index 2025 Fund
Investor Class	.12%
Actual		$1,000.00	$1,047.10	$.61-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.07%
Actual		$1,000.00	$1,047.20	$.36-B
Hypothetical-C		$1,000.00	$1,024.65	$.35-D
Fidelity Freedom Index 2030 Fund
Investor Class	.12%
Actual		$1,000.00	$1,047.70	$.61-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.07%
Actual		$1,000.00	$1,047.20	$.36-B
Hypothetical-C		$1,000.00	$1,024.65	$.35-D
Fidelity Freedom Index 2035 Fund
Investor Class	.12%
Actual		$1,000.00	$1,045.30	$.61-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.07%
Actual		$1,000.00	$1,045.50	$.36-B
Hypothetical-C		$1,000.00	$1,024.65	$.35-D
Fidelity Freedom Index 2040 Fund
Investor Class	.12%
Actual		$1,000.00	$1,044.30	$.61-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.07%
Actual		$1,000.00	$1,044.40	$.36-B
Hypothetical-C		$1,000.00	$1,024.65	$.35-D
Fidelity Freedom Index 2045 Fund
Investor Class	.12%
Actual		$1,000.00	$1,044.00	$.61-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.07%
Actual		$1,000.00	$1,044.70	$.36-B
Hypothetical-C		$1,000.00	$1,024.65	$.35-D
Fidelity Freedom Index 2050 Fund
Investor Class	.12%
Actual		$1,000.00	$1,044.30	$.61-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.07%
Actual		$1,000.00	$1,044.40	$.36-B
Hypothetical-C		$1,000.00	$1,024.65	$.35-D
Fidelity Freedom Index 2055 Fund
Investor Class	.12%
Actual		$1,000.00	$1,044.00	$.61-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.07%
Actual		$1,000.00	$1,044.70	$.36-B
Hypothetical-C		$1,000.00	$1,024.65	$.35-D
Fidelity Freedom Index 2060 Fund
Investor Class	.12%
Actual		$1,000.00	$1,043.90	$.61-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.07%
Actual		$1,000.00	$1,044.00	$.36-B
Hypothetical-C		$1,000.00	$1,024.65	$.35-D
Fidelity Freedom Index 2065 Fund
Investor Class	.12%
Actual		$1,000.00	$1,006.00	$.31-B
Hypothetical-C		$1,000.00	$1,024.40	$.61-D
Institutional Premium Class	.08%
Actual		$1,000.00	$1,006.00	$.21-B
Hypothetical-C		$1,000.00	$1,024.60	$.40-D
 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for each fund, with the exception of Fidelity Freedom Index 2065 and multiplied by 95/366 (to reflect the period June 28, 2019 to September 30, 2019) for Fidelity Freedom Index 2065. The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2019, each fund had implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMRC expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except Freedom Index® 2065 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Freedom Index® 2060 Fund).

Investment Performance (for Freedom Index® 2065 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

With respect to Freedom Index® 2065 Fund, the Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the approval of the management contract in January 2019. The Board noted that, because the fund did not commence operations until June 2019, no new competitive management fee and expense information was considered by the Board.

Management Fee.  The Board noted that each fund's current Advisory Contract, which imposes a class-level management fee that covers most expenses of the top-level fund and underlying funds, rather than just management services, went into effect on June 1, 2019, after receiving Board approval. The Board noted that the new pricing structure reduced the total expense ratio of Investor Class by 2 basis points and kept the total expense ratio of Institutional Premium Class at 8 basis points. The Board also noted that the new pricing structure provides for less fluctuation in fund expenses. As a result, the Board did not consider competitive management fee comparisons for prior years, when the fund did not pay a top-level management fee.

The Board considered two proprietary management fee comparisons for 2018 shown in basis points (BP) in the charts below, which reflect the funds' fee structure effective June 1, 2019, as if it was in effect for 2018. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Freedom Index 2005 Fund

Fidelity Freedom Index 2010 Fund

Fidelity Freedom Index 2015 Fund

Fidelity Freedom Index 2020 Fund

Fidelity Freedom Index 2025 Fund

Fidelity Freedom Index 2030 Fund

Fidelity Freedom Index 2035 Fund

Fidelity Freedom Index 2040 Fund

Fidelity Freedom Index 2045 Fund

Fidelity Freedom Index 2050 Fund

Fidelity Freedom Index 2055 Fund

Fidelity Freedom Index 2060 Fund

Fidelity Freedom Index Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2018. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2018. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2019. The Board further considered that the total expense ratio for each fund ranks below median.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's current class-level management fee rate under the current Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the current total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2018. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below the competitive median for 2018.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund (except Freedom Index® 2065 Fund) and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed and each fund's Amended and Restated Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Index 2065 Fund

On January 17, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contract. The Board considered FMRC’s strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund’s proposed class-level management fee rate, which will cover most expenses of the top-level fund and underlying funds. In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that the fund’s proposed management fee rate ranks equal to the median of its competitor funds.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund’s Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Series Funds in which the fund invests and servicing the fund’s shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It is noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors that pay top-level management fees, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund’s Advisory Contract should be approved.

FRX-SANN-1119
1.899267.109

Fidelity Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.5
Fidelity Series Government Money Market Fund 2.07%	18.7
Fidelity Series Inflation-Protected Bond Index Fund	11.9
Fidelity Series Short-Term Credit Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.0
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series International Growth Fund	2.4
Fidelity Series International Value Fund	2.2
Fidelity Series Intrinsic Opportunities Fund	1.2
89.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.6%
International Equity Funds	10.7%
Bond Funds	55.2%
Short-Term Funds	23.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Income Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.93% to 1.95% 11/29/19 to 12/5/19(a)
(Cost $1,534,980)	1,540,000	1,535,333
	Shares	Value

Domestic Equity Funds - 10.6%
Fidelity Series All-Sector Equity Fund (b)	981,893	$9,946,572
Fidelity Series Blue Chip Growth Fund (b)	1,276,507	17,015,844
Fidelity Series Commodity Strategy Fund (b)	25,640,479	117,689,798
Fidelity Series Growth Company Fund (b)	1,997,428	34,275,872
Fidelity Series Intrinsic Opportunities Fund (b)	2,712,180	42,391,373
Fidelity Series Large Cap Stock Fund (b)	2,642,117	38,284,269
Fidelity Series Large Cap Value Index Fund (b)	819,661	10,704,771
Fidelity Series Opportunistic Insights Fund (b)	1,048,613	18,896,000
Fidelity Series Small Cap Discovery Fund (b)	441,618	5,007,953
Fidelity Series Small Cap Opportunities Fund (b)	1,223,115	15,741,487
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,336,338	29,134,135
Fidelity Series Value Discovery Fund (b)	1,644,818	21,399,083
TOTAL DOMESTIC EQUITY FUNDS
(Cost $297,142,833)		360,487,157

International Equity Funds - 10.7%
Fidelity Series Canada Fund (b)	845,505	9,359,742
Fidelity Series Emerging Markets Fund (b)	1,449,266	13,347,743
Fidelity Series Emerging Markets Opportunities Fund (b)	7,317,758	135,963,941
Fidelity Series International Growth Fund (b)	5,075,940	83,093,143
Fidelity Series International Small Cap Fund (b)	1,205,923	19,463,593
Fidelity Series International Value Fund (b)	8,101,028	76,959,770
Fidelity Series Overseas Fund (b)	2,794,631	27,722,739
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $298,503,632)		365,910,671

Bond Funds - 55.2%
Fidelity Series Emerging Markets Debt Fund (b)	2,673,781	25,133,541
Fidelity Series Floating Rate High Income Fund (b)	477,958	4,440,227
Fidelity Series High Income Fund (b)	2,627,245	24,958,828
Fidelity Series Inflation-Protected Bond Index Fund (b)	40,295,344	406,177,067
Fidelity Series International Credit Fund (b)	199,366	2,087,367
Fidelity Series Investment Grade Bond Fund (b)	112,942,043	1,310,127,701
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,734,955	87,436,896
Fidelity Series Real Estate Income Fund (b)	1,546,234	17,333,288
TOTAL BOND FUNDS
(Cost $1,770,952,657)		1,877,694,915

Short-Term Funds - 23.5%
Fidelity Cash Central Fund 1.96% (c)	4,631,879	4,632,805
Fidelity Series Government Money Market Fund 2.07% (b)(d)	634,981,879	634,981,879
Fidelity Series Short-Term Credit Fund (b)	15,788,020	159,143,238
TOTAL SHORT-TERM FUNDS
(Cost $797,002,871)		798,757,922
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,165,136,973)		3,404,385,998
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,118,345)
NET ASSETS - 100%		$3,403,267,653

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	56	Dec. 2019	$8,339,800	$(56,551)	$(56,551)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	119	Dec. 2019	5,961,305	(175,213)	(175,213)

TOTAL PURCHASED					(231,764)

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	104	Dec. 2019	9,871,680	41,807	41,807
TOTAL FUTURES CONTRACTS					$(189,957)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,501,433.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$42,583
Total	$42,583

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$10,318,814	$657,652	$1,560,488	$--	$149,245	$381,349	$9,946,572
Fidelity Series Blue Chip Growth Fund	22,182,241	1,992,469	5,700,999	1,763,664	1,597,659	(3,055,526)	17,015,844
Fidelity Series Canada Fund	6,782,976	2,319,338	366,773	--	2,382	621,819	9,359,742
Fidelity Series Commodity Strategy Fund	78,042,984	49,702,378	5,819,854	1,054,904	(522,929)	(3,712,781)	117,689,798
Fidelity Series Emerging Markets Debt Fund	25,629,199	1,050,637	1,043,464	759,760	(13,539)	(489,292)	25,133,541
Fidelity Series Emerging Markets Fund	12,258,731	2,275,207	459,434	--	(4,292)	(722,469)	13,347,743
Fidelity Series Emerging Markets Opportunities Fund	114,538,710	27,409,204	6,570,296	--	211,646	374,677	135,963,941
Fidelity Series Floating Rate High Income Fund	4,460,729	193,148	223,446	130,819	(5,099)	14,895	4,440,227
Fidelity Series Government Money Market Fund 2.07%	600,538,386	65,310,059	30,866,566	7,254,422	--	--	634,981,879
Fidelity Series Growth Company Fund	43,711,719	461,650	10,716,168	--	3,382,974	(2,564,303)	34,275,872
Fidelity Series High Income Fund	29,587,852	1,116,157	6,025,908	822,344	260,602	20,125	24,958,828
Fidelity Series Inflation-Protected Bond Index Fund	443,884,166	15,622,059	67,179,191	888,771	171,997	13,678,036	406,177,067
Fidelity Series International Credit Fund	1,946,138	37,998	--	25,864	--	103,231	2,087,367
Fidelity Series International Growth Fund	79,536,330	969,096	3,506,562	--	154,689	5,939,590	83,093,143
Fidelity Series International Small Cap Fund	19,317,262	231,299	837,617	--	(17,644)	770,293	19,463,593
Fidelity Series International Value Fund	76,114,541	2,378,301	3,142,534	--	(71,969)	1,681,431	76,959,770
Fidelity Series Intrinsic Opportunities Fund	53,136,678	4,141,392	12,650,571	1,726,646	2,414,332	(4,650,458)	42,391,373
Fidelity Series Investment Grade Bond Fund	1,265,729,572	57,368,027	59,549,876	19,805,620	(297,020)	46,876,998	1,310,127,701
Fidelity Series Large Cap Stock Fund	46,058,050	3,537,216	11,103,893	1,852,897	1,556,398	(1,763,502)	38,284,269
Fidelity Series Large Cap Value Index Fund	13,176,613	208,868	3,323,934	--	657,413	(14,189)	10,704,771
Fidelity Series Long-Term Treasury Bond Index Fund	153,967,657	3,358,966	85,509,666	1,852,958	7,180,801	8,439,138	87,436,896
Fidelity Series Opportunistic Insights Fund	23,344,444	250,912	5,539,637	--	1,959,102	(1,118,821)	18,896,000
Fidelity Series Overseas Fund	--	27,408,655	--	--	--	314,084	27,722,739
Fidelity Series Real Estate Income Fund	16,745,875	827,656	700,267	632,245	9,228	450,796	17,333,288
Fidelity Series Short-Term Credit Fund	150,905,338	14,345,258	7,764,537	2,098,656	491	1,656,688	159,143,238
Fidelity Series Small Cap Discovery Fund	6,192,282	193,703	1,512,354	127,335	165,745	(31,423)	5,007,953
Fidelity Series Small Cap Opportunities Fund	18,448,340	1,408,521	3,506,570	970,676	902,112	(1,510,916)	15,741,487
Fidelity Series Stock Selector Large Cap Value Fund	35,698,360	1,097,920	9,547,918	--	1,351,678	534,095	29,134,135
Fidelity Series Value Discovery Fund	25,022,092	834,019	5,423,602	--	1,004,598	(38,024)	21,399,083
	$3,377,276,079	$286,707,765	$350,152,125	$41,767,581	$22,200,600	$62,185,541	$3,398,217,860

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,535,333	$--	$1,535,333	$--
Domestic Equity Funds	360,487,157	360,487,157	--	--
International Equity Funds	365,910,671	365,910,671	--	--
Bond Funds	1,877,694,915	1,877,694,915	--	--
Short-Term Funds	798,757,922	798,757,922	--	--
Total Investments in Securities:	$3,404,385,998	$3,402,850,665	$1,535,333	$--
Derivative Instruments:
Assets
Futures Contracts	$41,807	$41,807	$--	$--
Total Assets	$41,807	$41,807	$--	$--
Liabilities
Futures Contracts	$(231,764)	$(231,764)	$--	$--
Total Liabilities	$(231,764)	$(231,764)	$--	$--
Total Derivative Instruments:	$(189,957)	$(189,957)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$41,807	$(231,764)
Total Equity Risk	41,807	(231,764)
Total Value of Derivatives	$41,807	$(231,764)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,534,980)	$1,535,333
Fidelity Central Funds (cost $4,632,799)	4,632,805
Other affiliated issuers (cost $3,158,969,194)	3,398,217,860
Total Investment in Securities (cost $3,165,136,973)		$3,404,385,998
Cash		153
Receivable for investments sold		19,903,739
Receivable for fund shares sold		2,397,722
Distributions receivable from Fidelity Central Funds		6,100
Receivable for daily variation margin on futures contracts		140,169
Total assets		3,426,833,881
Liabilities
Payable for investments purchased	$12,714,824
Payable for fund shares redeemed	9,596,042
Accrued management fee	1,255,362
Total liabilities		23,566,228
Net Assets		$3,403,267,653
Net Assets consist of:
Paid in capital		$3,134,762,620
Total accumulated earnings (loss)		268,505,033
Net Assets		$3,403,267,653
Net Asset Value and Maximum Offering Price
Fidelity Freedom Income Fund:
Net Asset Value, offering price and redemption price per share ($1,998,240,405 ÷ 171,118,862 shares)		$11.68
Class K:
Net Asset Value, offering price and redemption price per share ($1,222,797,831 ÷ 104,869,780 shares)		$11.66
Class K6:
Net Asset Value, offering price and redemption price per share ($182,229,417 ÷ 15,632,522 shares)		$11.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$36,909,677
Interest		12,460
Income from Fidelity Central Funds		42,583
Total income		36,964,720
Expenses
Management fee	$7,463,925
Independent trustees' fees and expenses	6,780
Total expenses before reductions	7,470,705
Expense reductions	(15)
Total expenses after reductions		7,470,690
Net investment income (loss)		29,494,030
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	721
Affiliated issuers	22,200,600
Futures contracts	2,081,247
Capital gain distributions from underlying funds:
Affiliated issuers	4,857,904
Total net realized gain (loss)		29,140,472
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	297
Affiliated issuers	62,185,541
Futures contracts	189,671
Total change in net unrealized appreciation (depreciation)		62,375,509
Net gain (loss)		91,515,981
Net increase (decrease) in net assets resulting from operations		$121,010,011

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,494,030	$71,396,925
Net realized gain (loss)	29,140,472	94,239,848
Change in net unrealized appreciation (depreciation)	62,375,509	(64,771,569)
Net increase (decrease) in net assets resulting from operations	121,010,011	100,865,204
Distributions to shareholders	(50,926,544)	(178,193,341)
Share transactions - net increase (decrease)	(49,035,857)	(260,021,875)
Total increase (decrease) in net assets	21,047,610	(337,350,012)
Net Assets
Beginning of period	3,382,220,043	3,719,570,055
End of period	$3,403,267,653	$3,382,220,043

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Income Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$11.69	$11.57	$11.26	$11.75	$11.86
Income from Investment Operations
Net investment income (loss)A	.10	.23	.18	.19	.21	.21
Net realized and unrealized gain (loss)	.31	.11	.38	.49	(.27)	.28
Total from investment operations	.41	.34	.56	.68	(.06)	.49
Distributions from net investment income	(.09)	(.23)	(.19)	(.20)B	(.21)	(.20)
Distributions from net realized gain	(.08)	(.36)	(.25)	(.17)B	(.22)	(.40)
Total distributions	(.17)	(.59)	(.44)	(.37)	(.43)	(.60)
Net asset value, end of period	$11.68	$11.44	$11.69	$11.57	$11.26	$11.75
Total ReturnC,D	3.64%	3.08%	4.86%	6.16%	(.45)%	4.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.46%H	.39%	- %I	- %I	- %I
Expenses net of fee waivers, if any	.47%G	.46%H	.39%	-%	-%	-%
Expenses net of all reductions	.47%G	.46%H	.39%	-%	-%	-%
Net investment income (loss)	1.72%G	2.02%	1.57%	1.70%	1.86%	1.77%
Supplemental Data
Net assets, end of period (000 omitted)	$1,998,240	$1,978,263	$2,111,741	$2,137,752	$2,184,994	$2,483,848
Portfolio turnover rateF	17%G	22%	17%J	31%	20%	26%J

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.68	$11.76
Income from Investment Operations
Net investment income (loss)B	.10	.24	.19
Net realized and unrealized gain (loss)	.32	.09	.05
Total from investment operations	.42	.33	.24
Distributions from net investment income	(.10)	(.24)	(.16)
Distributions from net realized gain	(.08)	(.36)	(.17)
Total distributions	(.18)	(.59)C	(.32)D
Net asset value, end of period	$11.66	$11.42	$11.68
Total ReturnE,F	3.68%	3.04%	2.06%
Ratios to Average Net AssetsG,H
Expenses before reductions	.42%I	.41%J	.42%I
Expenses net of fee waivers, if any	.42%I	.41%J	.42%I
Expenses net of all reductions	.42%I	.41%J	.42%I
Net investment income (loss)	1.77%I	2.07%	2.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,222,798	$1,236,535	$1,568,576
Portfolio turnover rateH	17%I	22%	17%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.59 per share is comprised of distributions from net investment income of $.236 and distributions from net realized gain of $.357 per share.

 D Total distributions of $.32 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.166 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Income Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.68	$11.68
Income from Investment Operations
Net investment income (loss)B	.10	.24	.18
Net realized and unrealized gain (loss)	.32	.11	.15
Total from investment operations	.42	.35	.33
Distributions from net investment income	(.10)	(.25)	(.17)
Distributions from net realized gain	(.08)	(.36)	(.17)
Total distributions	(.18)	(.61)	(.33)C
Net asset value, end of period	$11.66	$11.42	$11.68
Total ReturnD,E	3.71%	3.16%	2.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.37%	.37%H
Expenses net of fee waivers, if any	.37%H	.37%	.37%H
Expenses net of all reductions	.37%H	.37%	.37%H
Net investment income (loss)	1.82%H	2.12%	1.91%H
Supplemental Data
Net assets, end of period (000 omitted)	$182,229	$167,422	$39,253
Portfolio turnover rateG	17%H	22%	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.168 and distributions from net realized gain of $.166 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.0
Fidelity Series Government Money Market Fund 2.07%	15.9
Fidelity Series Inflation-Protected Bond Index Fund	10.7
Fidelity Series Emerging Markets Opportunities Fund	4.5
Fidelity Series Short-Term Credit Fund	4.0
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series International Growth Fund	3.2
Fidelity Series International Value Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Intrinsic Opportunities Fund	2.1
85.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.2%
International Equity Funds	13.3%
Bond Funds	51.4%
Short-Term Funds	20.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2005 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.82% to 1.95% 11/29/19 to 12/26/19(a)
(Cost $398,690)	400,000	398,779
	Shares	Value

Domestic Equity Funds - 15.2%
Fidelity Series All-Sector Equity Fund (b)	469,545	$4,756,493
Fidelity Series Blue Chip Growth Fund (b)	606,932	8,090,407
Fidelity Series Commodity Strategy Fund (b)	7,396,426	33,949,597
Fidelity Series Growth Company Fund (b)	960,111	16,475,501
Fidelity Series Intrinsic Opportunities Fund (b)	1,296,950	20,271,321
Fidelity Series Large Cap Stock Fund (b)	1,247,544	18,076,919
Fidelity Series Large Cap Value Index Fund (b)	391,947	5,118,834
Fidelity Series Opportunistic Insights Fund (b)	499,629	9,003,312
Fidelity Series Small Cap Discovery Fund (b)	211,169	2,394,655
Fidelity Series Small Cap Opportunities Fund (b)	565,099	7,272,826
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,117,179	13,931,220
Fidelity Series Value Discovery Fund (b)	774,893	10,081,354
TOTAL DOMESTIC EQUITY FUNDS
(Cost $123,410,998)		149,422,439

International Equity Funds - 13.3%
Fidelity Series Canada Fund (b)	319,122	3,532,675
Fidelity Series Emerging Markets Fund (b)	470,553	4,333,790
Fidelity Series Emerging Markets Opportunities Fund (b)	2,398,696	44,567,769
Fidelity Series International Growth Fund (b)	1,889,850	30,936,840
Fidelity Series International Small Cap Fund (b)	431,921	6,971,199
Fidelity Series International Value Fund (b)	3,126,793	29,704,537
Fidelity Series Overseas Fund (b)	1,028,156	10,199,305
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $108,474,065)		130,246,115

Bond Funds - 51.4%
Fidelity Series Emerging Markets Debt Fund (b)	747,500	7,026,499
Fidelity Series Floating Rate High Income Fund (b)	183,524	1,704,939
Fidelity Series High Income Fund (b)	759,198	7,212,380
Fidelity Series Inflation-Protected Bond Index Fund (b)	10,412,430	104,957,293
Fidelity Series International Credit Fund (b)	54,306	568,581
Fidelity Series Investment Grade Bond Fund (b)	30,431,109	353,000,867
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,519,693	25,222,129
Fidelity Series Real Estate Income Fund (b)	443,733	4,974,251
TOTAL BOND FUNDS
(Cost $489,888,826)		504,666,939

Short-Term Funds - 20.1%
Fidelity Cash Central Fund 1.96% (c)	1,326,150	1,326,416
Fidelity Series Government Money Market Fund 2.07% (b)(d)	156,284,659	156,284,659
Fidelity Series Short-Term Credit Fund (b)	3,900,498	39,317,018
TOTAL SHORT-TERM FUNDS
(Cost $196,545,044)		196,928,093
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $918,717,623)		981,662,365
NET OTHER ASSETS (LIABILITIES) - 0.0%		(324,474)
NET ASSETS - 100%		$981,337,891

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	5	Dec. 2019	$744,625	$2,717	$2,717
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	47	Dec. 2019	2,354,465	(75,574)	(75,574)

TOTAL PURCHASED					(72,857)

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	34	Dec. 2019	3,227,280	11,818	11,818
TOTAL FUTURES CONTRACTS					$(61,039)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $398,779.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,175
Total	$27,175

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$5,167,025	$207,893	$884,139	$--	$(75,561)	$341,275	$4,756,493
Fidelity Series Blue Chip Growth Fund	10,714,747	1,207,389	3,116,280	833,309	752,313	(1,467,762)	8,090,407
Fidelity Series Canada Fund	2,942,173	545,069	191,174	--	1,146	235,461	3,532,675
Fidelity Series Commodity Strategy Fund	22,210,604	14,923,057	1,962,177	298,739	(131,009)	(1,090,878)	33,949,597
Fidelity Series Emerging Markets Debt Fund	7,076,150	503,902	415,380	209,924	(2,566)	(135,607)	7,026,499
Fidelity Series Emerging Markets Fund	4,370,696	468,506	242,855	--	(1,888)	(260,669)	4,333,790
Fidelity Series Emerging Markets Opportunities Fund	40,831,027	7,124,439	3,560,211	--	196,982	(24,468)	44,567,769
Fidelity Series Floating Rate High Income Fund	1,677,604	112,532	88,807	49,536	(1,223)	4,833	1,704,939
Fidelity Series Government Money Market Fund 2.07%	142,976,866	22,757,342	9,449,549	1,746,402	--	--	156,284,659
Fidelity Series Growth Company Fund	19,862,990	757,648	4,511,107	--	1,324,807	(958,837)	16,475,501
Fidelity Series High Income Fund	8,434,501	520,409	1,822,977	234,663	(77,078)	157,525	7,212,380
Fidelity Series Inflation-Protected Bond Index Fund	108,580,484	8,648,678	15,648,492	219,694	(762,971)	4,139,594	104,957,293
Fidelity Series International Credit Fund	530,111	10,356	--	7,045	--	28,114	568,581
Fidelity Series International Growth Fund	29,240,204	1,282,946	1,833,212	--	159,490	2,087,412	30,936,840
Fidelity Series International Small Cap Fund	6,883,875	302,573	485,727	--	30,114	240,364	6,971,199
Fidelity Series International Value Fund	29,262,318	1,621,989	1,833,212	--	(64,291)	717,733	29,704,537
Fidelity Series Intrinsic Opportunities Fund	24,327,265	2,152,876	5,158,426	826,384	657,958	(1,708,352)	20,271,321
Fidelity Series Investment Grade Bond Fund	329,002,771	30,374,831	18,703,384	5,229,859	(29,085)	12,355,734	353,000,867
Fidelity Series Large Cap Stock Fund	21,133,601	1,842,602	4,803,656	868,368	586,703	(682,331)	18,076,919
Fidelity Series Large Cap Value Index Fund	6,166,714	228,335	1,573,190	--	234,396	62,579	5,118,834
Fidelity Series Long-Term Treasury Bond Index Fund	45,403,111	1,886,847	26,642,788	545,740	2,118,195	2,456,764	25,222,129
Fidelity Series Opportunistic Insights Fund	10,857,111	407,850	2,650,736	--	944,483	(555,396)	9,003,312
Fidelity Series Overseas Fund	--	10,121,385	--	--	--	77,920	10,199,305
Fidelity Series Real Estate Income Fund	4,744,981	377,030	278,319	179,599	275	130,284	4,974,251
Fidelity Series Short-Term Credit Fund	35,315,067	5,958,754	2,350,699	498,935	168	393,728	39,317,018
Fidelity Series Small Cap Discovery Fund	3,063,684	166,824	908,267	59,529	98,181	(25,767)	2,394,655
Fidelity Series Small Cap Opportunities Fund	8,926,958	851,002	2,229,251	457,307	168,276	(444,159)	7,272,826
Fidelity Series Stock Selector Large Cap Value Fund	16,188,284	695,488	3,827,551	--	557,638	317,361	13,931,220
Fidelity Series Value Discovery Fund	11,572,732	587,661	2,533,256	--	278,136	176,081	10,081,354
	$957,463,654	$116,646,213	$117,704,822	$12,265,033	$6,963,589	$16,568,536	$979,937,170

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$398,779	$--	$398,779	$--
Domestic Equity Funds	149,422,439	149,422,439	--	--
International Equity Funds	130,246,115	130,246,115	--	--
Bond Funds	504,666,939	504,666,939	--	--
Short-Term Funds	196,928,093	196,928,093	--	--
Total Investments in Securities:	$981,662,365	$981,263,586	$398,779	$--
Derivative Instruments:
Assets
Futures Contracts	$14,535	$14,535	$--	$--
Total Assets	$14,535	$14,535	$--	$--
Liabilities
Futures Contracts	$(75,574)	$(75,574)	$--	$--
Total Liabilities	$(75,574)	$(75,574)	$--	$--
Total Derivative Instruments:	$(61,039)	$(61,039)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$14,535	$(75,574)
Total Equity Risk	14,535	(75,574)
Total Value of Derivatives	$14,535	$(75,574)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $398,690)	$398,779
Fidelity Central Funds (cost $1,326,416)	1,326,416
Other affiliated issuers (cost $916,992,517)	979,937,170
Total Investment in Securities (cost $918,717,623)		$981,662,365
Cash		57
Receivable for investments sold		5,982,848
Receivable for fund shares sold		1,009,413
Distributions receivable from Fidelity Central Funds		1,827
Receivable for daily variation margin on futures contracts		40,139
Total assets		988,696,649
Liabilities
Payable for investments purchased	$3,200,001
Payable for fund shares redeemed	3,792,283
Accrued management fee	366,474
Total liabilities		7,358,758
Net Assets		$981,337,891
Net Assets consist of:
Paid in capital		$903,440,472
Total accumulated earnings (loss)		77,897,419
Net Assets		$981,337,891
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2005 Fund:
Net Asset Value, offering price and redemption price per share ($571,509,851 ÷ 45,953,062 shares)		$12.44
Class K:
Net Asset Value, offering price and redemption price per share ($352,909,011 ÷ 28,412,177 shares)		$12.42
Class K6:
Net Asset Value, offering price and redemption price per share ($56,919,029 ÷ 4,588,554 shares)		$12.40

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$9,994,783
Interest		4,750
Income from Fidelity Central Funds		27,175
Total income		10,026,708
Expenses
Management fee	$2,166,705
Independent trustees' fees and expenses	1,930
Total expenses before reductions	2,168,635
Expense reductions	(35)
Total expenses after reductions		2,168,600
Net investment income (loss)		7,858,108
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	268
Affiliated issuers	6,963,589
Futures contracts	816,345
Capital gain distributions from underlying funds:
Affiliated issuers	2,270,250
Total net realized gain (loss)		10,050,452
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	64
Affiliated issuers	16,568,536
Futures contracts	23,600
Total change in net unrealized appreciation (depreciation)		16,592,200
Net gain (loss)		26,642,652
Net increase (decrease) in net assets resulting from operations		$34,500,760

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,858,108	$19,610,253
Net realized gain (loss)	10,050,452	30,025,260
Change in net unrealized appreciation (depreciation)	16,592,200	(21,224,856)
Net increase (decrease) in net assets resulting from operations	34,500,760	28,410,657
Distributions to shareholders	(15,411,239)	(51,673,028)
Share transactions - net increase (decrease)	367,918	(37,517,008)
Total increase (decrease) in net assets	19,457,439	(60,779,379)
Net Assets
Beginning of period	961,880,452	1,022,659,831
End of period	$981,337,891	$961,880,452

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2005 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.20	$12.50	$12.20	$11.66	$12.24	$12.01
Income from Investment Operations
Net investment income (loss)A	.10	.24	.19	.20	.22	.22
Net realized and unrealized gain (loss)	.34	.11	.59	.71	(.34)	.40
Total from investment operations	.44	.35	.78	.91	(.12)	.62
Distributions from net investment income	(.04)	(.24)	(.18)	(.22)B	(.22)	(.23)
Distributions from net realized gain	(.15)	(.41)	(.30)	(.15)B	(.23)	(.17)
Total distributions	(.20)C	(.65)	(.48)	(.37)	(.46)D	(.39)E
Net asset value, end of period	$12.44	$12.20	$12.50	$12.20	$11.66	$12.24
Total ReturnF,G	3.64%	3.03%	6.43%	7.91%	(1.01)%	5.26%
Ratios to Average Net AssetsH,I
Expenses before reductions	.47%J	.48%	.41%	- %K	- %K	- %K
Expenses net of fee waivers, if any	.47%J	.48%	.41%	-%	-%	-%
Expenses net of all reductions	.47%J	.48%	.41%	-%	-%	-%
Net investment income (loss)	1.61%J	1.98%	1.52%	1.70%	1.87%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$571,510	$563,036	$590,056	$583,754	$580,726	$639,723
Portfolio turnover rateI	24%J	26%	23%L	31%	22%	23%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.154 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.223 and distributions from net realized gain of $.234 per share.

 E Total distributions of $.39 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.168 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K Amount represents less than .005%.

 L The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.18	$12.49	$12.48
Income from Investment Operations
Net investment income (loss)B	.10	.25	.21
Net realized and unrealized gain (loss)	.34	.10	.15
Total from investment operations	.44	.35	.36
Distributions from net investment income	(.04)	(.24)	(.16)
Distributions from net realized gain	(.15)	(.41)	(.19)
Total distributions	(.20)C	(.66)D	(.35)
Net asset value, end of period	$12.42	$12.18	$12.49
Total ReturnE,F	3.65%	3.00%	2.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	.42%I	.43%	.44%I
Expenses net of fee waivers, if any	.42%I	.43%	.44%I
Expenses net of all reductions	.42%I	.43%	.44%I
Net investment income (loss)	1.66%I	2.03%	2.37%I
Supplemental Data
Net assets, end of period (000 omitted)	$352,909	$357,174	$422,622
Portfolio turnover rateH	24%I	26%	23%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.20 per share is comprised of distributions from net investment income of $.044 and distributions from net realized gain of $.154 per share.

 D Total distributions of $.66 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.413 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2005 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.17	$12.49	$12.36
Income from Investment Operations
Net investment income (loss)B	.10	.25	.20
Net realized and unrealized gain (loss)	.33	.11	.29
Total from investment operations	.43	.36	.49
Distributions from net investment income	(.05)	(.27)	(.16)
Distributions from net realized gain	(.15)	(.41)	(.19)
Total distributions	(.20)	(.68)	(.36)C
Net asset value, end of period	$12.40	$12.17	$12.49
Total ReturnD,E	3.61%	3.15%	3.92%
Ratios to Average Net AssetsF,G
Expenses before reductions	.37%H	.38%I	.38%H
Expenses net of fee waivers, if any	.37%H	.38%I	.38%H
Expenses net of all reductions	.37%H	.38%I	.38%H
Net investment income (loss)	1.71%H	2.08%	1.93%H
Supplemental Data
Net assets, end of period (000 omitted)	$56,919	$41,670	$9,983
Portfolio turnover rateG	24%H	26%	23%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.36 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.192 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	32.5
Fidelity Series Government Money Market Fund 2.07%	12.6
Fidelity Series Inflation-Protected Bond Index Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	5.3
Fidelity Series International Growth Fund	4.1
Fidelity Series International Value Fund	3.9
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series Short-Term Credit Fund	3.2
Fidelity Series Intrinsic Opportunities Fund	3.1
Fidelity Series Large Cap Stock Fund	2.7
80.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.1%
International Equity Funds	16.6%
Bond Funds	46.4%
Short-Term Funds	15.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2010 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.93% to 1.95% 11/29/19 to 12/5/19(a)
(Cost $2,591,453)	2,600,000	2,592,060
	Shares	Value

Domestic Equity Funds - 21.1%
Fidelity Series All-Sector Equity Fund (b)	4,039,562	$40,920,766
Fidelity Series Blue Chip Growth Fund (b)	5,293,408	70,561,127
Fidelity Series Commodity Strategy Fund (b)	43,059,280	197,642,097
Fidelity Series Growth Company Fund (b)	8,413,721	144,379,452
Fidelity Series Intrinsic Opportunities Fund (b)	11,257,070	175,948,003
Fidelity Series Large Cap Stock Fund (b)	10,807,944	156,607,115
Fidelity Series Large Cap Value Index Fund (b)	3,365,588	43,954,586
Fidelity Series Opportunistic Insights Fund (b)	4,360,929	78,583,946
Fidelity Series Small Cap Discovery Fund (b)	1,852,789	21,010,626
Fidelity Series Small Cap Opportunities Fund (b)	4,958,551	63,816,557
Fidelity Series Stock Selector Large Cap Value Fund (b)	9,890,800	123,338,274
Fidelity Series Value Discovery Fund (b)	6,630,903	86,268,048
TOTAL DOMESTIC EQUITY FUNDS
(Cost $936,651,014)		1,203,030,597

International Equity Funds - 16.6%
Fidelity Series Canada Fund (b)	2,404,799	26,621,130
Fidelity Series Emerging Markets Fund (b)	3,373,436	31,069,344
Fidelity Series Emerging Markets Opportunities Fund (b)	16,390,422	304,534,046
Fidelity Series International Growth Fund (b)	14,444,095	236,449,831
Fidelity Series International Small Cap Fund (b)	3,066,043	49,485,938
Fidelity Series International Value Fund (b)	23,574,738	223,960,014
Fidelity Series Overseas Fund (b)	7,445,181	73,856,198
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $767,633,365)		945,976,501

Bond Funds - 46.4%
Fidelity Series Emerging Markets Debt Fund (b)	4,401,669	41,375,686
Fidelity Series Floating Rate High Income Fund (b)	904,190	8,399,921
Fidelity Series High Income Fund (b)	4,423,242	42,020,803
Fidelity Series Inflation-Protected Bond Index Fund (b)	52,269,530	526,876,862
Fidelity Series International Credit Fund (b)	365,439	3,826,142
Fidelity Series Investment Grade Bond Fund (b)	159,810,082	1,853,796,954
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,670,044	146,847,138
Fidelity Series Real Estate Income Fund (b)	2,550,932	28,595,944
TOTAL BOND FUNDS
(Cost $2,569,905,117)		2,651,739,450

Short-Term Funds - 15.9%
Fidelity Cash Central Fund 1.96% (c)	7,991,045	7,992,643
Fidelity Series Government Money Market Fund 2.07% (b)(d)	719,593,538	719,593,538
Fidelity Series Short-Term Credit Fund (b)	17,987,472	181,313,722
TOTAL SHORT-TERM FUNDS
(Cost $907,124,392)		908,899,903
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,183,905,341)		5,712,238,511
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,114,863)
NET ASSETS - 100%		$5,710,123,648

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	37	Dec. 2019	$5,510,225	$13,326	$13,326
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	236	Dec. 2019	11,822,420	(384,796)	(384,796)

TOTAL PURCHASED					(371,470)

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	180	Dec. 2019	17,085,600	90,595	90,595
TOTAL FUTURES CONTRACTS					$(280,875)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,367,725.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$143,005
Total	$143,005

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$45,616,618	$194,077	$7,183,222	$--	$(768,642)	$3,061,935	$40,920,766
Fidelity Series Blue Chip Growth Fund	92,661,846	7,456,986	23,177,440	7,341,110	6,828,567	(13,208,832)	70,561,127
Fidelity Series Canada Fund	23,728,118	2,509,931	1,436,679	--	6,067	1,813,693	26,621,130
Fidelity Series Commodity Strategy Fund	135,724,053	82,032,728	12,779,548	1,749,041	(1,911,999)	(5,423,137)	197,642,097
Fidelity Series Emerging Markets Debt Fund	43,440,644	1,326,524	2,559,560	1,267,997	(108,542)	(723,380)	41,375,686
Fidelity Series Emerging Markets Fund	32,201,584	2,638,457	1,828,529	--	(23,405)	(1,918,763)	31,069,344
Fidelity Series Emerging Markets Opportunities Fund	301,024,642	25,849,085	23,205,398	--	1,299,572	(433,855)	304,534,046
Fidelity Series Floating Rate High Income Fund	8,664,785	263,227	547,455	250,687	(25,195)	44,559	8,399,921
Fidelity Series Government Money Market Fund 2.07%	684,837,287	92,439,146	57,682,895	8,272,487	--	--	719,593,538
Fidelity Series Growth Company Fund	175,844,462	232,623	34,867,004	--	11,412,891	(8,243,520)	144,379,452
Fidelity Series High Income Fund	52,080,265	1,469,041	12,011,695	1,403,907	(130,402)	613,594	42,020,803
Fidelity Series Inflation-Protected Bond Index Fund	538,516,576	26,827,174	54,938,270	1,083,711	955,069	15,516,313	526,876,862
Fidelity Series International Credit Fund	3,567,269	47,409	--	47,408	--	211,464	3,826,142
Fidelity Series International Growth Fund	233,013,226	330,728	14,540,719	--	2,418,083	15,228,513	236,449,831
Fidelity Series International Small Cap Fund	54,710,672	79,160	7,435,790	--	1,049,030	1,082,866	49,485,938
Fidelity Series International Value Fund	226,433,481	6,857,562	14,400,847	--	(368,250)	5,438,068	223,960,014
Fidelity Series Intrinsic Opportunities Fund	215,566,356	10,071,238	40,324,600	7,318,239	8,666,673	(18,031,664)	175,948,003
Fidelity Series Investment Grade Bond Fund	1,785,031,439	114,545,666	111,996,429	28,034,151	(462,786)	66,679,064	1,853,796,954
Fidelity Series Large Cap Stock Fund	187,152,281	8,581,214	38,138,537	7,753,714	5,623,514	(6,611,357)	156,607,115
Fidelity Series Large Cap Value Index Fund	54,085,176	69,990	12,767,128	--	2,411,641	154,907	43,954,586
Fidelity Series Long-Term Treasury Bond Index Fund	287,564,333	3,704,605	172,984,720	3,403,788	14,593,665	13,969,255	146,847,138
Fidelity Series Opportunistic Insights Fund	95,785,417	126,704	20,676,678	--	8,213,958	(4,865,455)	78,583,946
Fidelity Series Overseas Fund	--	73,132,964	--	--	--	723,234	73,856,198
Fidelity Series Real Estate Income Fund	28,448,829	1,092,651	1,716,893	1,053,124	102,111	669,246	28,595,944
Fidelity Series Short-Term Credit Fund	168,841,907	23,517,458	12,920,645	2,361,402	4,770	1,870,232	181,313,722
Fidelity Series Small Cap Discovery Fund	26,806,607	558,689	6,952,686	525,395	815,227	(217,211)	21,010,626
Fidelity Series Small Cap Opportunities Fund	77,189,894	4,642,174	15,467,971	4,023,660	3,238,411	(5,785,951)	63,816,557
Fidelity Series Stock Selector Large Cap Value Fund	143,188,341	330,451	27,834,474	--	4,740,740	2,913,216	123,338,274
Fidelity Series Value Discovery Fund	102,153,762	1,105,051	20,945,217	--	4,273,568	(319,116)	86,268,048
	$5,823,879,870	$492,032,713	$751,321,029	$75,889,821	$72,854,336	$64,207,918	$5,701,653,808

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$2,592,060	$--	$2,592,060	$--
Domestic Equity Funds	1,203,030,597	1,203,030,597	--	--
International Equity Funds	945,976,501	945,976,501	--	--
Bond Funds	2,651,739,450	2,651,739,450	--	--
Short-Term Funds	908,899,903	908,899,903	--	--
Total Investments in Securities:	$5,712,238,511	$5,709,646,451	$2,592,060	$--
Derivative Instruments:
Assets
Futures Contracts	$103,921	$103,921	$--	$--
Total Assets	$103,921	$103,921	$--	$--
Liabilities
Futures Contracts	$(384,796)	$(384,796)	$--	$--
Total Liabilities	$(384,796)	$(384,796)	$--	$--
Total Derivative Instruments:	$(280,875)	$(280,875)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$103,921	$(384,796)
Total Equity Risk	103,921	(384,796)
Total Value of Derivatives	$103,921	$(384,796)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,591,453)	$2,592,060
Fidelity Central Funds (cost $7,992,433)	7,992,643
Other affiliated issuers (cost $5,173,321,455)	5,701,653,808
Total Investment in Securities (cost $5,183,905,341)		$5,712,238,511
Cash		910
Receivable for investments sold		40,635,649
Receivable for fund shares sold		3,279,550
Distributions receivable from Fidelity Central Funds		11,005
Receivable for daily variation margin on futures contracts		230,718
Other receivables		82,123
Total assets		5,756,478,466
Liabilities
Payable for investments purchased	$28,010,498
Payable for fund shares redeemed	15,909,236
Accrued management fee	2,352,961
Other payables and accrued expenses	82,123
Total liabilities		46,354,818
Net Assets		$5,710,123,648
Net Assets consist of:
Paid in capital		$5,052,581,886
Total accumulated earnings (loss)		657,541,762
Net Assets		$5,710,123,648
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2010 Fund:
Net Asset Value, offering price and redemption price per share ($3,694,635,859 ÷ 236,873,431 shares)		$15.60
Class K:
Net Asset Value, offering price and redemption price per share ($1,775,792,857 ÷ 113,930,723 shares)		$15.59
Class K6:
Net Asset Value, offering price and redemption price per share ($239,694,932 ÷ 15,413,150 shares)		$15.55

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$55,926,951
Interest		27,160
Income from Fidelity Central Funds		143,005
Total income		56,097,116
Expenses
Management fee	$14,135,001
Independent trustees' fees and expenses	12,585
Total expenses before reductions	14,147,586
Expense reductions	(2)
Total expenses after reductions		14,147,584
Net investment income (loss)		41,949,532
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,361
Fidelity Central Funds	85
Other affiliated issuers	72,854,336
Futures contracts	5,853,911
Capital gain distributions from underlying funds:
Affiliated issuers	19,962,870
Total net realized gain (loss)		98,675,563
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	484
Fidelity Central Funds	(85)
Other affiliated issuers	64,207,918
Futures contracts	213,347
Total change in net unrealized appreciation (depreciation)		64,421,664
Net gain (loss)		163,097,227
Net increase (decrease) in net assets resulting from operations		$205,046,759

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$41,949,532	$117,478,879
Net realized gain (loss)	98,675,563	248,006,914
Change in net unrealized appreciation (depreciation)	64,421,664	(201,329,715)
Net increase (decrease) in net assets resulting from operations	205,046,759	164,156,078
Distributions to shareholders	(110,874,810)	(403,378,051)
Share transactions - net increase (decrease)	(231,524,979)	(407,651,367)
Total increase (decrease) in net assets	(137,353,030)	(646,873,340)
Net Assets
Beginning of period	5,847,476,678	6,494,350,018
End of period	$5,710,123,648	$5,847,476,678

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2010 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.35	$15.98	$15.56	$14.75	$15.75	$15.51
Income from Investment Operations
Net investment income (loss)A	.11	.29	.24	.26	.28	.28
Net realized and unrealized gain (loss)	.44	.12	.95	1.08	(.50)	.62
Total from investment operations	.55	.41	1.19	1.34	(.22)	.90
Distributions from net investment income	(.05)	(.30)	(.23)	(.26)	(.29)	(.29)
Distributions from net realized gain	(.25)	(.74)	(.54)	(.26)	(.49)	(.36)
Total distributions	(.30)	(1.04)	(.77)	(.53)B	(.78)	(.66)C
Net asset value, end of period	$15.60	$15.35	$15.98	$15.56	$14.75	$15.75
Total ReturnD,E	3.62%	2.89%	7.74%	9.27%	(1.42)%	5.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.52%I	.44%	- %J	- %J	- %J
Expenses net of fee waivers, if any	.52%H	.52%I	.44%	-%	-%	-%
Expenses net of all reductions	.52%H	.52%I	.44%	-%	-%	-%
Net investment income (loss)	1.43%H	1.90%	1.47%	1.69%	1.86%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$3,694,636	$3,724,077	$4,038,370	$4,137,360	$4,271,151	$4,940,590
Portfolio turnover rateG	17%H	20%	19%K	23%	17%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.53 per share is comprised of distributions from net investment income of $.262 and distributions from net realized gain of $.264 per share.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.361 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.34	$15.97	$15.96
Income from Investment Operations
Net investment income (loss)B	.12	.30	.27
Net realized and unrealized gain (loss)	.43	.12	.31
Total from investment operations	.55	.42	.58
Distributions from net investment income	(.05)	(.31)	(.22)
Distributions from net realized gain	(.25)	(.74)	(.35)
Total distributions	(.30)	(1.05)	(.57)
Net asset value, end of period	$15.59	$15.34	$15.97
Total ReturnC,D	3.64%	2.95%	3.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.46%	.47%G
Expenses net of fee waivers, if any	.45%G	.46%	.47%G
Expenses net of all reductions	.45%G	.46%	.47%G
Net investment income (loss)	1.49%G	1.96%	2.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,775,793	$1,909,779	$2,396,182
Portfolio turnover rateF	17%G	20%	19%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2010 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.30	$15.97	$15.77
Income from Investment Operations
Net investment income (loss)B	.12	.31	.27
Net realized and unrealized gain (loss)	.43	.11	.50
Total from investment operations	.55	.42	.77
Distributions from net investment income	(.05)	(.35)	(.22)
Distributions from net realized gain	(.25)	(.74)	(.35)
Total distributions	(.30)	(1.09)	(.57)
Net asset value, end of period	$15.55	$15.30	$15.97
Total ReturnC,D	3.68%	2.96%	4.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	.39%G	.39%	.40%G
Expenses net of fee waivers, if any	.39%G	.39%	.40%G
Expenses net of all reductions	.39%G	.39%	.40%G
Net investment income (loss)	1.56%G	2.03%	2.07%G
Supplemental Data
Net assets, end of period (000 omitted)	$239,695	$213,620	$59,797
Portfolio turnover rateF	17%G	20%	19%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.6
Fidelity Series Government Money Market Fund 2.07%	9.3
Fidelity Series Inflation-Protected Bond Index Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	6.1
Fidelity Series International Growth Fund	5.1
Fidelity Series International Value Fund	4.9
Fidelity Series Intrinsic Opportunities Fund	4.1
Fidelity Series Large Cap Stock Fund	3.6
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series Growth Company Fund	3.4
76.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.9%
International Equity Funds	20.0%
Bond Funds	41.3%
Short-Term Funds	11.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2015 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.82% to 1.95% 11/29/19 to 12/26/19(a)
(Cost $4,096,045)	4,110,000	4,096,952
	Shares	Value

Domestic Equity Funds - 26.9%
Fidelity Series All-Sector Equity Fund (b)	7,922,039	$80,250,259
Fidelity Series Blue Chip Growth Fund (b)	10,541,060	140,512,325
Fidelity Series Commodity Strategy Fund (b)	64,070,231	294,082,362
Fidelity Series Growth Company Fund (b)	16,762,448	287,643,613
Fidelity Series Intrinsic Opportunities Fund (b)	22,247,243	347,724,407
Fidelity Series Large Cap Stock Fund (b)	21,353,633	309,414,139
Fidelity Series Large Cap Value Index Fund (b)	6,605,273	86,264,868
Fidelity Series Opportunistic Insights Fund (b)	8,684,693	156,498,160
Fidelity Series Small Cap Discovery Fund (b)	3,810,023	43,205,657
Fidelity Series Small Cap Opportunities Fund (b)	9,859,677	126,894,043
Fidelity Series Stock Selector Large Cap Value Fund (b)	19,489,965	243,039,859
Fidelity Series Value Discovery Fund (b)	13,072,789	170,076,988
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,754,326,574)		2,285,606,680

International Equity Funds - 20.0%
Fidelity Series Canada Fund (b)	4,398,682	48,693,415
Fidelity Series Emerging Markets Fund (b)	5,777,869	53,214,174
Fidelity Series Emerging Markets Opportunities Fund (b)	27,865,385	517,738,845
Fidelity Series International Growth Fund (b)	26,419,216	432,482,563
Fidelity Series International Small Cap Fund (b)	5,574,544	89,973,145
Fidelity Series International Value Fund (b)	43,838,327	416,464,103
Fidelity Series Overseas Fund (b)	13,751,461	136,414,496
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,366,237,611)		1,694,980,741

Bond Funds - 41.3%
Fidelity Series Emerging Markets Debt Fund (b)	6,270,445	58,942,181
Fidelity Series Floating Rate High Income Fund (b)	1,281,177	11,902,132
Fidelity Series High Income Fund (b)	6,591,618	62,620,367
Fidelity Series Inflation-Protected Bond Index Fund (b)	67,239,683	677,776,005
Fidelity Series International Credit Fund (b)	555,669	5,817,854
Fidelity Series Investment Grade Bond Fund (b)	209,782,774	2,433,480,179
Fidelity Series Long-Term Treasury Bond Index Fund (b)	21,818,002	218,398,203
Fidelity Series Real Estate Income Fund (b)	3,685,992	41,319,965
TOTAL BOND FUNDS
(Cost $3,372,217,367)		3,510,256,886

Short-Term Funds - 11.8%
Fidelity Cash Central Fund 1.96% (c)	10,894,579	10,896,758
Fidelity Series Government Money Market Fund 2.07% (b)(d)	789,919,672	789,919,672
Fidelity Series Short-Term Credit Fund (b)	19,810,035	199,685,155
TOTAL SHORT-TERM FUNDS
(Cost $998,606,951)		1,000,501,585
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,495,484,548)		8,495,442,844
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,458,545)
NET ASSETS - 100%		$8,491,984,299

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	63	Dec. 2019	$9,382,275	$33,918	$33,918
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	411	Dec. 2019	20,589,045	(675,859)	(675,859)

TOTAL PURCHASED					(641,941)

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	365	Dec. 2019	34,645,800	195,680	195,680
TOTAL FUTURES CONTRACTS					$(446,261)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,096,952.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$220,214
Total	$220,214

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$94,056,484	$199,882	$18,677,412	$--	$(1,013,638)	$5,684,943	$80,250,259
Fidelity Series Blue Chip Growth Fund	183,528,111	14,975,772	45,243,358	14,615,938	13,231,706	(25,979,906)	140,512,325
Fidelity Series Canada Fund	45,145,985	4,033,256	3,837,484	--	6,410	3,345,248	48,693,415
Fidelity Series Commodity Strategy Fund	207,571,372	123,166,612	25,555,302	2,625,502	(1,243,148)	(9,857,172)	294,082,362
Fidelity Series Emerging Markets Debt Fund	63,513,876	1,957,545	5,346,696	1,823,553	(258,968)	(923,576)	58,942,181
Fidelity Series Emerging Markets Fund	53,706,289	7,201,890	4,476,312	--	(43,424)	(3,174,269)	53,214,174
Fidelity Series Emerging Markets Opportunities Fund	519,509,226	41,756,675	44,892,080	--	2,951,869	(1,586,845)	517,738,845
Fidelity Series Floating Rate High Income Fund	12,627,967	387,584	1,141,798	358,872	(64,203)	92,582	11,902,132
Fidelity Series Government Money Market Fund 2.07%	793,686,618	116,426,029	120,192,975	9,492,754	--	--	789,919,672
Fidelity Series Growth Company Fund	351,438,450	727,600	70,776,575	--	23,348,140	(17,094,002)	287,643,613
Fidelity Series High Income Fund	80,221,715	2,234,801	20,565,623	2,109,871	499,477	229,997	62,620,367
Fidelity Series Inflation-Protected Bond Index Fund	638,539,715	72,150,980	52,104,692	1,284,719	(315,394)	19,505,396	677,776,005
Fidelity Series International Credit Fund	5,424,223	72,088	--	72,087	--	321,543	5,817,854
Fidelity Series International Growth Fund	436,087,002	919,320	37,175,678	--	8,105,498	24,546,421	432,482,563
Fidelity Series International Small Cap Fund	102,394,552	1,298,695	17,669,958	--	2,793,863	1,155,993	89,973,145
Fidelity Series International Value Fund	419,512,342	23,871,744	36,665,995	--	(26,425)	9,772,437	416,464,103
Fidelity Series Intrinsic Opportunities Fund	431,252,852	18,332,047	83,192,329	14,576,253	6,048,627	(24,716,790)	347,724,407
Fidelity Series Investment Grade Bond Fund	2,379,972,366	180,944,532	214,788,933	36,962,959	(550,100)	87,902,314	2,433,480,179
Fidelity Series Large Cap Stock Fund	374,248,483	16,239,901	79,025,556	15,457,254	10,530,159	(12,578,848)	309,414,139
Fidelity Series Large Cap Value Index Fund	107,332,626	217,949	26,365,942	--	4,170,373	909,862	86,264,868
Fidelity Series Long-Term Treasury Bond Index Fund	446,683,024	6,087,675	278,299,222	5,210,085	23,440,574	20,486,152	218,398,203
Fidelity Series Opportunistic Insights Fund	190,978,515	393,411	41,492,252	--	16,395,246	(9,776,760)	156,498,160
Fidelity Series Overseas Fund	--	135,178,756	--	--	--	1,235,740	136,414,496
Fidelity Series Real Estate Income Fund	42,156,219	1,618,739	3,586,166	1,528,084	255,033	876,140	41,319,965
Fidelity Series Short-Term Credit Fund	196,087,723	25,044,278	23,613,532	2,702,436	29,342	2,137,344	199,685,155
Fidelity Series Small Cap Discovery Fund	52,229,192	1,150,347	11,267,451	1,044,800	1,248,633	(155,064)	43,205,657
Fidelity Series Small Cap Opportunities Fund	152,816,524	8,694,452	29,465,424	8,009,468	5,163,650	(10,315,159)	126,894,043
Fidelity Series Stock Selector Large Cap Value Fund	286,066,304	593,042	58,771,736	--	9,935,678	5,216,571	243,039,859
Fidelity Series Value Discovery Fund	203,757,103	1,413,230	42,928,894	--	8,911,197	(1,075,648)	170,076,988
	$8,870,544,858	$807,288,832	$1,397,119,375	$117,874,635	$133,550,175	$66,184,644	$8,480,449,134

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$4,096,952	$--	$4,096,952	$--
Domestic Equity Funds	2,285,606,680	2,285,606,680	--	--
International Equity Funds	1,694,980,741	1,694,980,741	--	--
Bond Funds	3,510,256,886	3,510,256,886	--	--
Short-Term Funds	1,000,501,585	1,000,501,585	--	--
Total Investments in Securities:	$8,495,442,844	$8,491,345,892	$4,096,952	$--
Derivative Instruments:
Assets
Futures Contracts	$229,598	$229,598	$--	$--
Total Assets	$229,598	$229,598	$--	$--
Liabilities
Futures Contracts	$(675,859)	$(675,859)	$--	$--
Total Liabilities	$(675,859)	$(675,859)	$--	$--
Total Derivative Instruments:	$(446,261)	$(446,261)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$229,598	$(675,859)
Total Equity Risk	229,598	(675,859)
Total Value of Derivatives	$229,598	$(675,859)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $4,096,045)	$4,096,952
Fidelity Central Funds (cost $10,896,415)	10,896,758
Other affiliated issuers (cost $7,480,492,088)	8,480,449,134
Total Investment in Securities (cost $7,495,484,548)		$8,495,442,844
Receivable for investments sold		54,552,338
Receivable for fund shares sold		9,933,029
Distributions receivable from Fidelity Central Funds		15,152
Receivable for daily variation margin on futures contracts		260,192
Other receivables		1,271
Total assets		8,560,204,826
Liabilities
Payable for investments purchased	$31,453,728
Payable for fund shares redeemed	33,034,415
Accrued management fee	3,732,384
Total liabilities		68,220,527
Net Assets		$8,491,984,299
Net Assets consist of:
Paid in capital		$7,270,210,204
Total accumulated earnings (loss)		1,221,774,095
Net Assets		$8,491,984,299
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2015 Fund:
Net Asset Value, offering price and redemption price per share ($4,852,381,122 ÷ 378,739,312 shares)		$12.81
Class K:
Net Asset Value, offering price and redemption price per share ($3,075,934,756 ÷ 240,360,785 shares)		$12.80
Class K6:
Net Asset Value, offering price and redemption price per share ($563,668,421 ÷ 44,118,845 shares)		$12.78

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$78,242,843
Interest		37,741
Income from Fidelity Central Funds		220,214
Total income		78,500,798
Expenses
Management fee	$22,614,752
Independent trustees' fees and expenses	17,527
Total expenses before reductions	22,632,279
Expense reductions	(194)
Total expenses after reductions		22,632,085
Net investment income (loss)		55,868,713
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,085
Fidelity Central Funds	51
Other affiliated issuers	133,550,175
Futures contracts	9,211,556
Capital gain distributions from underlying funds:
Affiliated issuers	39,631,792
Total net realized gain (loss)		182,399,659
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	782
Fidelity Central Funds	(51)
Other affiliated issuers	66,184,644
Futures contracts	244,695
Total change in net unrealized appreciation (depreciation)		66,430,070
Net gain (loss)		248,829,729
Net increase (decrease) in net assets resulting from operations		$304,698,442

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,868,713	$173,895,387
Net realized gain (loss)	182,399,659	467,426,440
Change in net unrealized appreciation (depreciation)	66,430,070	(398,422,463)
Net increase (decrease) in net assets resulting from operations	304,698,442	242,899,364
Distributions to shareholders	(209,679,405)	(689,733,866)
Share transactions - net increase (decrease)	(509,560,638)	(765,552,717)
Total increase (decrease) in net assets	(414,541,601)	(1,212,387,219)
Net Assets
Beginning of period	8,906,525,900	10,118,913,119
End of period	$8,491,984,299	$8,906,525,900

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2015 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.68	$13.33	$12.82	$12.03	$12.92	$12.91
Income from Investment Operations
Net investment income (loss)A	.08	.23	.19	.21	.23	.23
Net realized and unrealized gain (loss)	.36	.08	.97	1.04	(.46)	.57
Total from investment operations	.44	.31	1.16	1.25	(.23)	.80
Distributions from net investment income	(.03)	(.24)	(.19)	(.21)	(.23)	(.25)
Distributions from net realized gain	(.28)	(.73)	(.46)	(.24)	(.43)	(.54)
Total distributions	(.31)	(.96)B	(.65)	(.46)C	(.66)	(.79)
Net asset value, end of period	$12.81	$12.68	$13.33	$12.82	$12.03	$12.92
Total ReturnD,E	3.52%	2.74%	9.15%	10.63%	(1.83)%	6.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.57%	.48%	- %I	- %I	- %I
Expenses net of fee waivers, if any	.56%H	.57%	.48%	-%	-%	-%
Expenses net of all reductions	.56%H	.57%	.48%	-%	-%	-%
Net investment income (loss)	1.26%H	1.82%	1.40%	1.69%	1.87%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$4,852,381	$4,946,449	$5,380,580	$5,327,313	$5,354,142	$6,056,161
Portfolio turnover rateG	19%H	19%	23%J	21%	17%	18%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.96 per share is comprised of distributions from net investment income of $.239 and distributions from net realized gain of $.725 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.243 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.66	$13.31	$13.21
Income from Investment Operations
Net investment income (loss)B	.08	.24	.22
Net realized and unrealized gain (loss)	.37	.08	.34
Total from investment operations	.45	.32	.56
Distributions from net investment income	(.03)	(.25)	(.18)
Distributions from net realized gain	(.28)	(.73)	(.29)
Total distributions	(.31)	(.97)C	(.46)D
Net asset value, end of period	$12.80	$12.66	$13.31
Total ReturnE,F	3.61%	2.80%	4.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%I	.50%	.51%I,J
Expenses net of fee waivers, if any	.49%I	.50%	.51%I,J
Expenses net of all reductions	.49%I	.50%	.51%I,J
Net investment income (loss)	1.33%I	1.89%	2.39%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,075,935	$3,471,921	$4,624,065
Portfolio turnover rateH	19%I	19%	23%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.246 and distributions from net realized gain of $.725 per share.

 D Total distributions of $.46 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.288 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2015 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$13.32	$13.03
Income from Investment Operations
Net investment income (loss)B	.09	.25	.21
Net realized and unrealized gain (loss)	.36	.08	.55
Total from investment operations	.45	.33	.76
Distributions from net investment income	(.04)	(.28)	(.18)
Distributions from net realized gain	(.28)	(.73)	(.29)
Total distributions	(.31)C	(1.01)	(.47)
Net asset value, end of period	$12.78	$12.64	$13.32
Total ReturnD,E	3.66%	2.87%	5.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.41%H	.41%	.42%H
Expenses net of fee waivers, if any	.41%H	.41%	.42%H
Expenses net of all reductions	.41%H	.41%	.42%H
Net investment income (loss)	1.41%H	1.97%	1.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$563,668	$488,156	$114,268
Portfolio turnover rateG	19%H	19%	23%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.31 per share is comprised of distributions from net investment income of $.035 and distributions from net realized gain of $.278 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.3
Fidelity Series Inflation-Protected Bond Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	6.7
Fidelity Series Government Money Market Fund 2.07%	6.6
Fidelity Series International Growth Fund	5.9
Fidelity Series International Value Fund	5.8
Fidelity Series Intrinsic Opportunities Fund	5.0
Fidelity Series Large Cap Stock Fund	4.5
Fidelity Series Growth Company Fund	4.1
Fidelity Series Stock Selector Large Cap Value Fund	3.5
74.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.1%
International Equity Funds	22.9%
Bond Funds	36.7%
Short-Term Funds	8.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2020 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.82% to 1.98% 10/31/19 to 12/26/19(a)
(Cost $14,950,408)	15,010,000	14,952,973
	Shares	Value

Domestic Equity Funds - 32.1%
Fidelity Series All-Sector Equity Fund (b)	30,607,366	$310,052,614
Fidelity Series Blue Chip Growth Fund (b)	40,843,831	544,448,263
Fidelity Series Commodity Strategy Fund (b)	203,460,500	933,883,696
Fidelity Series Growth Company Fund (b)	64,969,813	1,114,881,993
Fidelity Series Intrinsic Opportunities Fund (b)	86,062,295	1,345,153,665
Fidelity Series Large Cap Stock Fund (b)	82,600,853	1,196,886,367
Fidelity Series Large Cap Value Index Fund (b)	25,522,666	333,326,018
Fidelity Series Opportunistic Insights Fund (b)	33,652,611	606,420,056
Fidelity Series Small Cap Discovery Fund (b)	14,552,337	165,023,498
Fidelity Series Small Cap Opportunities Fund (b)	38,171,510	491,267,332
Fidelity Series Stock Selector Large Cap Value Fund (b)	75,527,014	941,821,861
Fidelity Series Value Discovery Fund (b)	50,551,228	657,671,482
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,792,220,209)		8,640,836,845

International Equity Funds - 22.9%
Fidelity Series Canada Fund (b)	16,786,343	185,824,814
Fidelity Series Emerging Markets Fund (b)	21,398,976	197,084,573
Fidelity Series Emerging Markets Opportunities Fund (b)	97,598,470	1,813,379,563
Fidelity Series International Growth Fund (b)	97,228,839	1,591,636,090
Fidelity Series International Small Cap Fund (b)	20,701,938	334,129,275
Fidelity Series International Value Fund (b)	163,537,125	1,553,602,689
Fidelity Series Overseas Fund (b)	50,471,664	500,678,903
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,092,666,955)		6,176,335,907

Bond Funds - 36.7%
Fidelity Series Emerging Markets Debt Fund (b)	19,177,949	180,272,717
Fidelity Series Floating Rate High Income Fund (b)	3,829,088	35,572,226
Fidelity Series High Income Fund (b)	20,978,029	199,291,271
Fidelity Series Inflation-Protected Bond Index Fund (b)	182,294,581	1,837,529,381
Fidelity Series International Credit Fund (b)	1,887,067	19,757,590
Fidelity Series Investment Grade Bond Fund (b)	587,209,925	6,811,635,132
Fidelity Series Long-Term Treasury Bond Index Fund (b)	67,572,289	676,398,608
Fidelity Series Real Estate Income Fund (b)	11,855,868	132,904,277
TOTAL BOND FUNDS
(Cost $9,569,735,620)		9,893,361,202

Short-Term Funds - 8.3%
Fidelity Cash Central Fund 1.96% (c)	23,787,447	23,792,205
Fidelity Series Government Money Market Fund 2.07% (b)(d)	1,772,871,452	1,772,871,452
Fidelity Series Short-Term Credit Fund (b)	44,044,379	443,967,338
TOTAL SHORT-TERM FUNDS
(Cost $2,236,404,246)		2,240,630,995
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,705,977,438)		26,966,117,922
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,787,139)
NET ASSETS - 100%		$26,954,330,783

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	210	Dec. 2019	$31,274,250	$112,956	$112,956
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,440	Dec. 2019	72,136,800	(1,663,235)	(1,663,235)

TOTAL PURCHASED					(1,550,279)

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,414	Dec. 2019	134,216,880	962,499	962,499
TOTAL FUTURES CONTRACTS					$(587,780)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,952,973.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$593,009
Total	$593,009

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$348,985,894	$1,736,567	$58,130,783	$--	$(4,852,535)	$22,313,471	$310,052,614
Fidelity Series Blue Chip Growth Fund	678,440,644	58,395,170	142,300,278	56,547,946	34,457,575	(84,544,848)	544,448,263
Fidelity Series Canada Fund	162,535,812	21,706,342	10,781,477	--	(7,582)	12,371,719	185,824,814
Fidelity Series Commodity Strategy Fund	648,066,793	383,869,094	62,958,603	8,390,992	(6,767,435)	(28,326,153)	933,883,696
Fidelity Series Emerging Markets Debt Fund	191,013,165	6,107,155	13,232,216	5,529,638	(522,141)	(3,093,246)	180,272,717
Fidelity Series Emerging Markets Fund	190,493,230	29,803,932	12,058,805	--	(15,083)	(11,138,701)	197,084,573
Fidelity Series Emerging Markets Opportunities Fund	1,780,054,457	138,946,377	112,298,112	--	7,444,756	(767,915)	1,813,379,563
Fidelity Series Floating Rate High Income Fund	37,128,969	1,187,146	2,825,678	1,063,400	(126,886)	208,675	35,572,226
Fidelity Series Government Money Market Fund 2.07%	1,841,889,984	335,992,002	405,010,534	22,304,540	--	--	1,772,871,452
Fidelity Series Growth Company Fund	1,319,414,474	3,734,311	231,249,048	--	67,112,881	(44,130,625)	1,114,881,993
Fidelity Series High Income Fund	251,669,491	7,101,310	61,775,799	6,652,639	(648,341)	2,944,610	199,291,271
Fidelity Series Inflation-Protected Bond Index Fund	1,462,674,190	423,347,606	93,354,891	3,012,355	(1,624,150)	46,486,626	1,837,529,381
Fidelity Series International Credit Fund	18,420,811	244,810	--	244,810	--	1,091,969	19,757,590
Fidelity Series International Growth Fund	1,574,757,886	4,611,990	106,387,356	--	13,817,260	104,836,310	1,591,636,090
Fidelity Series International Small Cap Fund	371,427,916	1,093,926	52,781,495	--	6,305,550	8,083,378	334,129,275
Fidelity Series International Value Fund	1,499,633,233	122,933,873	105,039,879	--	(3,653,806)	39,729,268	1,553,602,689
Fidelity Series Intrinsic Opportunities Fund	1,617,546,617	66,019,128	266,604,231	56,417,439	(13,291,880)	(58,515,969)	1,345,153,665
Fidelity Series Investment Grade Bond Fund	6,517,070,943	549,678,823	497,165,629	102,411,202	(2,306,214)	244,357,209	6,811,635,132
Fidelity Series Large Cap Stock Fund	1,398,688,050	63,164,232	256,206,664	59,167,668	15,422,932	(24,182,183)	1,196,886,367
Fidelity Series Large Cap Value Index Fund	403,711,107	1,117,734	90,803,553	--	11,186,701	8,114,029	333,326,018
Fidelity Series Long-Term Treasury Bond Index Fund	1,420,887,415	28,193,873	913,691,519	16,758,181	78,008,327	63,000,512	676,398,608
Fidelity Series Opportunistic Insights Fund	713,668,349	2,026,671	133,706,203	--	45,637,343	(21,206,104)	606,420,056
Fidelity Series Overseas Fund	--	496,619,042	--	--	--	4,059,861	500,678,903
Fidelity Series Real Estate Income Fund	132,913,632	5,276,461	8,876,409	4,887,594	203,474	3,387,119	132,904,277
Fidelity Series Short-Term Credit Fund	464,921,807	61,076,008	87,165,254	6,444,137	206,046	4,928,731	443,967,338
Fidelity Series Small Cap Discovery Fund	190,664,833	4,499,698	33,992,437	3,964,777	3,554,925	296,479	165,023,498
Fidelity Series Small Cap Opportunities Fund	565,288,705	32,631,440	85,999,521	30,986,337	2,374,253	(23,027,545)	491,267,332
Fidelity Series Stock Selector Large Cap Value Fund	1,073,557,659	3,050,309	192,352,110	--	22,589,216	34,976,787	941,821,861
Fidelity Series Value Discovery Fund	764,752,346	3,292,983	140,183,827	--	26,153,835	3,656,145	657,671,482
	$27,640,278,412	$2,857,458,013	$4,176,932,311	$384,783,655	$300,659,021	$305,909,609	$26,927,372,744

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$14,952,973	$--	$14,952,973	$--
Domestic Equity Funds	8,640,836,845	8,640,836,845	--	--
International Equity Funds	6,176,335,907	6,176,335,907	--	--
Bond Funds	9,893,361,202	9,893,361,202	--	--
Short-Term Funds	2,240,630,995	2,240,630,995	--	--
Total Investments in Securities:	$26,966,117,922	$26,951,164,949	$14,952,973	$--
Derivative Instruments:
Assets
Futures Contracts	$1,075,455	$1,075,455	$--	$--
Total Assets	$1,075,455	$1,075,455	$--	$--
Liabilities
Futures Contracts	$(1,663,235)	$(1,663,235)	$--	$--
Total Liabilities	$(1,663,235)	$(1,663,235)	$--	$--
Total Derivative Instruments:	$(587,780)	$(587,780)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,075,455	$(1,663,235)
Total Equity Risk	1,075,455	(1,663,235)
Total Value of Derivatives	$1,075,455	$(1,663,235)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,950,408)	$14,952,973
Fidelity Central Funds (cost $23,791,343)	23,792,205
Other affiliated issuers (cost $23,667,235,687)	26,927,372,744
Total Investment in Securities (cost $23,705,977,438)		$26,966,117,922
Receivable for investments sold		153,323,441
Receivable for fund shares sold		36,642,410
Distributions receivable from Fidelity Central Funds		44,033
Receivable for daily variation margin on futures contracts		642,353
Other receivables		215,131
Total assets		27,156,985,290
Liabilities
Payable for investments purchased	$103,561,865
Payable for fund shares redeemed	86,412,405
Accrued management fee	12,472,447
Other payables and accrued expenses	207,790
Total liabilities		202,654,507
Net Assets		$26,954,330,783
Net Assets consist of:
Paid in capital		$23,102,497,290
Total accumulated earnings (loss)		3,851,833,493
Net Assets		$26,954,330,783
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2020 Fund:
Net Asset Value, offering price and redemption price per share ($12,368,150,363 ÷ 776,054,328 shares)		$15.94
Class K:
Net Asset Value, offering price and redemption price per share ($12,475,913,439 ÷ 783,474,363 shares)		$15.92
Class K6:
Net Asset Value, offering price and redemption price per share ($2,110,266,981 ÷ 132,718,613 shares)		$15.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$231,898,454
Interest		112,613
Income from Fidelity Central Funds		593,009
Total income		232,604,076
Expenses
Management fee	$74,989,274
Independent trustees' fees and expenses	56,412
Total expenses		75,045,686
Net investment income (loss)		157,558,390
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	35,143
Fidelity Central Funds	778
Other affiliated issuers	300,659,021
Futures contracts	25,123,349
Capital gain distributions from underlying funds:
Affiliated issuers	152,885,201
Total net realized gain (loss)		478,703,492
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,196
Fidelity Central Funds	(778)
Other affiliated issuers	305,909,609
Futures contracts	2,124,363
Total change in net unrealized appreciation (depreciation)		308,035,390
Net gain (loss)		786,738,882
Net increase (decrease) in net assets resulting from operations		$944,297,272

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$157,558,390	$515,832,189
Net realized gain (loss)	478,703,492	1,353,901,114
Change in net unrealized appreciation (depreciation)	308,035,390	(1,142,451,116)
Net increase (decrease) in net assets resulting from operations	944,297,272	727,282,187
Distributions to shareholders	(735,112,422)	(1,867,405,063)
Share transactions - net increase (decrease)	(990,747,387)	(1,126,115,350)
Total increase (decrease) in net assets	(781,562,537)	(2,266,238,226)
Net Assets
Beginning of period	27,735,893,320	30,002,131,546
End of period	$26,954,330,783	$27,735,893,320

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2020 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$15.83	$16.51	$15.70	$14.63	$15.76	$15.81
Income from Investment Operations
Net investment income (loss)A	.09	.28	.22	.25	.28	.28
Net realized and unrealized gain (loss)	.45	.10	1.34	1.40	(.60)	.73
Total from investment operations	.54	.38	1.56	1.65	(.32)	1.01
Distributions from net investment income	(.03)	(.28)	(.22)	(.26)	(.28)	(.29)
Distributions from net realized gain	(.40)	(.78)	(.52)	(.32)	(.53)	(.77)
Total distributions	(.43)	(1.06)	(.75)B	(.58)	(.81)	(1.06)
Net asset value, end of period	$15.94	$15.83	$16.51	$15.70	$14.63	$15.76
Total ReturnC,D	3.48%	2.66%	10.01%	11.57%	(2.10)%	6.71%
Ratios to Average Net AssetsE,F
Expenses before reductions	.60%G	.61%	.52%	- %H	- %H	- %H
Expenses net of fee waivers, if any	.60%G	.61%	.52%	-%	-%	-%
Expenses net of all reductions	.60%G	.61%	.52%	-%	-%	-%
Net investment income (loss)	1.11%G	1.76%	1.34%	1.69%	1.83%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$12,368,150	$12,395,049	$12,916,078	$12,279,240	$11,732,980	$12,868,898
Portfolio turnover rateF	21%G	19%	21%I	19%	17%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.75 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.524 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.81	$16.49	$16.24
Income from Investment Operations
Net investment income (loss)B	.09	.29	.27
Net realized and unrealized gain (loss)	.45	.10	.50
Total from investment operations	.54	.39	.77
Distributions from net investment income	(.03)	(.29)	(.21)
Distributions from net realized gain	(.40)	(.78)	(.31)
Total distributions	(.43)	(1.07)	(.52)
Net asset value, end of period	$15.92	$15.81	$16.49
Total ReturnC,D	3.50%	2.73%	4.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.53%	.54%G
Expenses net of fee waivers, if any	.52%G	.53%	.54%G
Expenses net of all reductions	.52%G	.53%	.54%G
Net investment income (loss)	1.19%G	1.84%	2.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$12,475,913	$13,509,101	$16,611,072
Portfolio turnover rateF	21%G	19%	21%H

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2020 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$15.78	$16.50	$16.00
Income from Investment Operations
Net investment income (loss)B	.10	.30	.24
Net realized and unrealized gain (loss)	.46	.10	.79
Total from investment operations	.56	.40	1.03
Distributions from net investment income	(.04)	(.34)	(.22)
Distributions from net realized gain	(.40)	(.78)	(.31)
Total distributions	(.44)	(1.12)	(.53)
Net asset value, end of period	$15.90	$15.78	$16.50
Total ReturnC,D	3.61%	2.80%	6.40%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.43%	.44%G
Expenses net of fee waivers, if any	.43%G	.43%	.44%G
Expenses net of all reductions	.43%G	.43%	.44%G
Net investment income (loss)	1.28%G	1.94%	1.79%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,110,267	$1,831,743	$474,981
Portfolio turnover rateF	21%G	19%	21%H

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	22.7
Fidelity Series Emerging Markets Opportunities Fund	7.3
Fidelity Series International Growth Fund	6.6
Fidelity Series International Value Fund	6.4
Fidelity Series Inflation-Protected Bond Index Fund	6.1
Fidelity Series Intrinsic Opportunities Fund	5.7
Fidelity Series Large Cap Stock Fund	5.1
Fidelity Series Growth Company Fund	4.7
Fidelity Series Stock Selector Large Cap Value Fund	4.0
Fidelity Series Government Money Market Fund 2.07%	4.0
72.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.2%
International Equity Funds	25.3%
Bond Funds	33.4%
Short-Term Funds	5.0%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2025 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.82% to 1.98% 10/31/19 to 12/26/19(a)
(Cost $15,308,103)	15,370,000	15,310,930
	Shares	Value

Domestic Equity Funds - 36.2%
Fidelity Series All-Sector Equity Fund (b)	35,614,401	$360,773,880
Fidelity Series Blue Chip Growth Fund (b)	47,977,327	639,537,768
Fidelity Series Commodity Strategy Fund (b)	207,426,888	952,089,415
Fidelity Series Growth Company Fund (b)	75,925,437	1,302,880,505
Fidelity Series Intrinsic Opportunities Fund (b)	100,448,739	1,570,013,791
Fidelity Series Large Cap Stock Fund (b)	96,397,776	1,396,803,776
Fidelity Series Large Cap Value Index Fund (b)	29,705,616	387,955,348
Fidelity Series Opportunistic Insights Fund (b)	39,619,530	713,943,924
Fidelity Series Small Cap Discovery Fund (b)	17,044,660	193,286,444
Fidelity Series Small Cap Opportunities Fund (b)	44,481,019	572,470,719
Fidelity Series Stock Selector Large Cap Value Fund (b)	88,118,170	1,098,833,575
Fidelity Series Value Discovery Fund (b)	58,944,975	766,874,121
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,078,807,186)		9,955,463,266

International Equity Funds - 25.3%
Fidelity Series Canada Fund (b)	18,911,577	209,351,160
Fidelity Series Emerging Markets Fund (b)	23,139,775	213,117,325
Fidelity Series Emerging Markets Opportunities Fund (b)	108,624,531	2,018,243,791
Fidelity Series International Growth Fund (b)	110,118,731	1,802,643,620
Fidelity Series International Small Cap Fund (b)	23,671,386	382,056,168
Fidelity Series International Value Fund (b)	186,240,506	1,769,284,803
Fidelity Series Overseas Fund (b)	57,488,873	570,289,622
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,941,193,019)		6,964,986,489

Bond Funds - 33.4%
Fidelity Series Emerging Markets Debt Fund (b)	18,836,095	177,059,292
Fidelity Series Floating Rate High Income Fund (b)	3,714,182	34,504,749
Fidelity Series High Income Fund (b)	21,427,511	203,561,355
Fidelity Series Inflation-Protected Bond Index Fund (b)	165,263,493	1,665,856,014
Fidelity Series International Credit Fund (b)	1,621,909	16,981,386
Fidelity Series Investment Grade Bond Fund (b)	538,549,846	6,247,178,219
Fidelity Series Long-Term Treasury Bond Index Fund (b)	68,521,800	685,903,215
Fidelity Series Real Estate Income Fund (b)	11,934,680	133,787,764
TOTAL BOND FUNDS
(Cost $8,875,298,576)		9,164,831,994

Short-Term Funds - 5.0%
Fidelity Cash Central Fund 1.96% (c)	14,332,056	14,334,922
Fidelity Series Government Money Market Fund 2.07% (b)(d)	1,093,278,207	1,093,278,207
Fidelity Series Short-Term Credit Fund (b)	27,165,101	273,824,219
TOTAL SHORT-TERM FUNDS
(Cost $1,378,817,809)		1,381,437,348
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $24,289,424,693)		27,482,030,027
NET OTHER ASSETS (LIABILITIES) - 0.0%		(12,815,825)
NET ASSETS - 100%		$27,469,214,202

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	217	Dec. 2019	$32,316,725	$116,709	$116,709
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,225	Dec. 2019	61,366,375	(1,756,984)	(1,756,984)

TOTAL PURCHASED					1,640,275

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,557	Dec. 2019	147,790,440	836,293	836,293
TOTAL FUTURES CONTRACTS					$(803,982)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $15,310,930.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Central Fund	$557,945
Total	$557,945

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$391,721,273	$7,065,937	$57,959,787	$--	$(5,220,716)	$25,167,173	$360,773,880
Fidelity Series Blue Chip Growth Fund	762,997,010	78,922,418	142,596,775	66,473,863	19,832,018	(79,616,903)	639,537,768
Fidelity Series Canada Fund	178,381,825	24,426,353	7,120,539	--	160,379	13,503,142	209,351,160
Fidelity Series Commodity Strategy Fund	632,744,139	396,314,994	41,778,821	8,503,886	(6,460,543)	(28,730,354)	952,089,415
Fidelity Series Emerging Markets Debt Fund	180,112,714	8,778,247	8,304,870	5,315,991	(183,514)	(3,343,285)	177,059,292
Fidelity Series Emerging Markets Fund	200,574,206	32,512,415	7,727,110	--	35,318	(12,277,504)	213,117,325
Fidelity Series Emerging Markets Opportunities Fund	1,873,296,174	204,673,561	64,915,416	--	390,333	4,799,139	2,018,243,791
Fidelity Series Floating Rate High Income Fund	34,457,552	1,749,527	1,774,771	1,007,623	(35,287)	107,728	34,504,749
Fidelity Series Government Money Market Fund 2.07%	1,250,842,921	306,885,728	464,450,442	15,298,338	--	--	1,093,278,207
Fidelity Series Growth Company Fund	1,486,349,840	24,868,382	234,069,677	--	44,219,862	(18,487,902)	1,302,880,505
Fidelity Series High Income Fund	245,154,766	9,985,409	53,862,475	6,656,091	(1,493,132)	3,776,787	203,561,355
Fidelity Series Inflation-Protected Bond Index Fund	1,133,196,586	542,843,788	45,619,515	2,430,803	27,597	35,407,558	1,665,856,014
Fidelity Series International Credit Fund	15,832,442	210,411	--	210,411	--	938,533	16,981,386
Fidelity Series International Growth Fund	1,714,984,815	30,784,656	74,231,965	--	2,053,033	129,053,081	1,802,643,620
Fidelity Series International Small Cap Fund	403,488,467	7,360,712	44,638,103	--	3,072,243	12,772,849	382,056,168
Fidelity Series International Value Fund	1,632,751,682	170,633,953	74,231,965	--	(852,620)	40,983,753	1,769,284,803
Fidelity Series Intrinsic Opportunities Fund	1,784,050,814	97,330,533	228,001,320	66,309,350	(15,433,234)	(67,933,002)	1,570,013,791
Fidelity Series Investment Grade Bond Fund	5,407,899,151	908,224,685	272,861,265	87,745,873	1,564,887	202,350,761	6,247,178,219
Fidelity Series Large Cap Stock Fund	1,574,414,204	95,125,028	262,661,591	68,325,099	1,463,487	(11,537,352)	1,396,803,776
Fidelity Series Large Cap Value Index Fund	456,005,541	7,624,922	98,064,306	--	8,443,885	13,945,306	387,955,348
Fidelity Series Long-Term Treasury Bond Index Fund	1,528,090,035	60,738,410	1,064,250,952	18,346,369	102,225,471	59,100,251	685,903,215
Fidelity Series Opportunistic Insights Fund	803,162,629	13,661,008	130,103,718	--	26,801,618	422,387	713,943,924
Fidelity Series Overseas Fund	--	566,279,281	--	--	--	4,010,341	570,289,622
Fidelity Series Real Estate Income Fund	128,653,194	7,184,570	5,570,882	4,859,724	42,764	3,478,118	133,787,764
Fidelity Series Short-Term Credit Fund	314,070,382	58,449,232	102,299,570	4,413,480	485,263	3,118,912	273,824,219
Fidelity Series Small Cap Discovery Fund	214,273,735	8,225,983	33,653,179	4,602,539	2,236,363	2,203,542	193,286,444
Fidelity Series Small Cap Opportunities Fund	636,751,550	47,501,776	87,170,252	36,426,749	(1,376,782)	(23,235,573)	572,470,719
Fidelity Series Stock Selector Large Cap Value Fund	1,210,086,884	20,732,230	198,397,134	--	(445,943)	66,857,538	1,098,833,575
Fidelity Series Value Discovery Fund	859,540,695	14,715,213	141,701,387	--	12,441,136	21,878,464	766,874,121
	$27,053,885,226	$3,753,809,362	$3,948,017,787	$396,926,189	$193,993,886	$398,713,488	$27,452,384,175

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$15,310,930	$--	$15,310,930	$--
Domestic Equity Funds	9,955,463,266	9,955,463,266	--	--
International Equity Funds	6,964,986,489	6,964,986,489	--	--
Bond Funds	9,164,831,994	9,164,831,994	--	--
Short-Term Funds	1,381,437,348	1,381,437,348	--	--
Total Investments in Securities:	$27,482,030,027	$27,466,719,097	$15,310,930	$--
Derivative Instruments:
Assets
Futures Contracts	$953,002	$953,002	$--	$--
Total Assets	$953,002	$953,002	$--	$--
Liabilities
Futures Contracts	$(1,756,984)	$(1,756,984)	$--	$--
Total Liabilities	$(1,756,984)	$(1,756,984)	$--	$--
Total Derivative Instruments:	$(803,982)	$(803,982)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$953,002	$(1,756,984)
Total Equity Risk	953,002	(1,756,984)
Total Value of Derivatives	$953,002	$(1,756,984)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $15,308,103)	$15,310,930
Fidelity Central Funds (cost $14,333,788)	14,334,922
Other affiliated issuers (cost $24,259,782,802)	27,452,384,175
Total Investment in Securities (cost $24,289,424,693)		$27,482,030,027
Receivable for investments sold		195,423,016
Receivable for fund shares sold		34,901,843
Distributions receivable from Fidelity Central Funds		35,484
Receivable for daily variation margin on futures contracts		529,232
Other receivables		7,540
Total assets		27,712,927,142
Liabilities
Payable for investments purchased	$133,762,300
Payable for fund shares redeemed	96,570,891
Accrued management fee	13,379,749
Total liabilities		243,712,940
Net Assets		$27,469,214,202
Net Assets consist of:
Paid in capital		$23,812,825,548
Total accumulated earnings (loss)		3,656,388,654
Net Assets		$27,469,214,202
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2025 Fund:
Net Asset Value, offering price and redemption price per share ($11,251,732,944 ÷ 809,320,025 shares)		$13.90
Class K:
Net Asset Value, offering price and redemption price per share ($13,397,394,111 ÷ 964,917,172 shares)		$13.88
Class K6:
Net Asset Value, offering price and redemption price per share ($2,820,087,147 ÷ 203,256,879 shares)		$13.87

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$217,898,680
Interest		109,301
Income from Fidelity Central Funds		557,945
Total income		218,565,926
Expenses
Management fee	$79,080,858
Independent trustees' fees and expenses	54,365
Total expenses before reductions	79,135,223
Expense reductions	(2)
Total expenses after reductions		79,135,221
Net investment income (loss)		139,430,705
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,099
Fidelity Central Funds	195
Other affiliated issuers	193,993,886
Futures contracts	24,536,950
Capital gain distributions from underlying funds:
Affiliated issuers	179,027,509
Total net realized gain (loss)		397,594,639
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,469
Fidelity Central Funds	(196)
Other affiliated issuers	398,713,488
Futures contracts	1,868,989
Total change in net unrealized appreciation (depreciation)		400,584,750
Net gain (loss)		798,179,389
Net increase (decrease) in net assets resulting from operations		$937,610,094

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$139,430,705	$472,781,005
Net realized gain (loss)	397,594,639	1,239,430,815
Change in net unrealized appreciation (depreciation)	400,584,750	(1,032,742,303)
Net increase (decrease) in net assets resulting from operations	937,610,094	679,469,517
Distributions to shareholders	(787,496,763)	(1,583,201,037)
Share transactions - net increase (decrease)	177,942,302	752,961,440
Total increase (decrease) in net assets	328,055,633	(150,770,080)
Net Assets
Beginning of period	27,141,158,569	27,291,928,649
End of period	$27,469,214,202	$27,141,158,569

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2025 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.84	$14.35	$13.50	$12.49	$13.51	$13.49
Income from Investment Operations
Net investment income (loss)A	.07	.24	.18	.21	.22	.24
Net realized and unrealized gain (loss)	.40	.08	1.26	1.30	(.54)	.69
Total from investment operations	.47	.32	1.44	1.51	(.32)	.93
Distributions from net investment income	(.02)	(.23)	(.18)	(.21)	(.23)	(.25)
Distributions from net realized gain	(.39)	(.59)	(.41)	(.29)	(.47)	(.66)
Total distributions	(.41)	(.83)B	(.59)	(.50)	(.70)	(.91)
Net asset value, end of period	$13.90	$13.84	$14.35	$13.50	$12.49	$13.51
Total ReturnC,D	3.46%	2.53%	10.81%	12.46%	(2.50)%	7.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%	.56%H	- %I	- %I	- %I
Expenses net of fee waivers, if any	.64%G	.65%	.56%H	-%	-%	-%
Expenses net of all reductions	.64%G	.65%	.56%H	-%	-%	-%
Net investment income (loss)	.97%G	1.70%	1.28%	1.66%	1.75%	1.81%
Supplemental Data
Net assets, end of period (000 omitted)	$11,251,733	$10,953,002	$10,923,217	$9,764,547	$8,717,568	$9,054,681
Portfolio turnover rateF	28%G	19%	18%J	19%	17%	19%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.83 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.591 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.82	$14.33	$14.02
Income from Investment Operations
Net investment income (loss)B	.07	.25	.23
Net realized and unrealized gain (loss)	.40	.08	.50
Total from investment operations	.47	.33	.73
Distributions from net investment income	(.02)	(.24)	(.18)
Distributions from net realized gain	(.39)	(.59)	(.24)
Total distributions	(.41)	(.84)C	(.42)
Net asset value, end of period	$13.88	$13.82	$14.33
Total ReturnD,E	3.48%	2.61%	5.18%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.57%	.58%H,I
Expenses net of fee waivers, if any	.56%H	.57%	.58%H,I
Expenses net of all reductions	.56%H	.57%	.58%H,I
Net investment income (loss)	1.05%H	1.79%	2.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$13,397,394	$13,768,298	$15,743,238
Portfolio turnover rateG	28%H	19%	18%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.84 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.591 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2025 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.81	$14.35	$13.80
Income from Investment Operations
Net investment income (loss)B	.08	.26	.21
Net realized and unrealized gain (loss)	.40	.08	.76
Total from investment operations	.48	.34	.97
Distributions from net investment income	(.03)	(.29)	(.19)
Distributions from net realized gain	(.39)	(.59)	(.24)
Total distributions	(.42)	(.88)	(.42)C
Net asset value, end of period	$13.87	$13.81	$14.35
Total ReturnD,E	3.53%	2.73%	7.02%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%	.46%H,I
Expenses net of fee waivers, if any	.45%H	.45%	.46%H,I
Expenses net of all reductions	.45%H	.45%	.46%H,I
Net investment income (loss)	1.16%H	1.90%	1.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,820,087	$2,419,859	$625,475
Portfolio turnover rateG	28%H	19%	18%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.42 per share is comprised of distributions from net investment income of $.186 and distributions from net realized gain of $.235 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	18.8
Fidelity Series Emerging Markets Opportunities Fund	8.3
Fidelity Series International Growth Fund	7.6
Fidelity Series International Value Fund	7.5
Fidelity Series Intrinsic Opportunities Fund	6.8
Fidelity Series Large Cap Stock Fund	6.0
Fidelity Series Growth Company Fund	5.6
Fidelity Series Stock Selector Large Cap Value Fund	4.8
Fidelity Series Inflation-Protected Bond Index Fund	4.0
Fidelity Series Commodity Strategy Fund	3.5
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.5%
International Equity Funds	29.1%
Bond Funds	27.3%
Short-Term Funds	1.0%
Short-Term Investments	0.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2030 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.82% to 1.95% 11/29/19 to 12/26/19(a)
(Cost $18,522,445)	18,600,000	18,524,769
	Shares	Value

Domestic Equity Funds - 42.5%
Fidelity Series All-Sector Equity Fund (b)	50,377,076	$510,319,783
Fidelity Series Blue Chip Growth Fund (b)	67,852,588	904,474,999
Fidelity Series Commodity Strategy Fund (b)	246,288,674	1,130,465,015
Fidelity Series Growth Company Fund (b)	107,396,637	1,842,926,286
Fidelity Series Intrinsic Opportunities Fund (b)	142,084,609	2,220,782,439
Fidelity Series Large Cap Stock Fund (b)	136,353,964	1,975,768,937
Fidelity Series Large Cap Value Index Fund (b)	42,019,694	548,777,207
Fidelity Series Opportunistic Insights Fund (b)	56,036,546	1,009,778,555
Fidelity Series Small Cap Discovery Fund (b)	24,108,393	273,389,177
Fidelity Series Small Cap Opportunities Fund (b)	62,915,515	809,722,677
Fidelity Series Stock Selector Large Cap Value Fund (b)	124,641,547	1,554,280,094
Fidelity Series Value Discovery Fund (b)	83,377,536	1,084,741,746
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,217,038,107)		13,865,426,915

International Equity Funds - 29.1%
Fidelity Series Canada Fund (b)	26,014,968	287,985,690
Fidelity Series Emerging Markets Fund (b)	32,002,683	294,744,712
Fidelity Series Emerging Markets Opportunities Fund (b)	145,226,503	2,698,308,429
Fidelity Series International Growth Fund (b)	150,719,067	2,467,271,132
Fidelity Series International Small Cap Fund (b)	32,570,162	525,682,419
Fidelity Series International Value Fund (b)	257,295,873	2,444,310,793
Fidelity Series Overseas Fund (b)	77,248,091	766,301,066
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,175,155,309)		9,484,604,241

Bond Funds - 27.3%
Fidelity Series Emerging Markets Debt Fund (b)	21,796,383	204,885,998
Fidelity Series Floating Rate High Income Fund (b)	4,345,448	40,369,213
Fidelity Series High Income Fund (b)	25,510,335	242,348,186
Fidelity Series Inflation-Protected Bond Index Fund (b)	129,757,131	1,307,951,885
Fidelity Series International Credit Fund (b)	1,588,057	16,626,954
Fidelity Series Investment Grade Bond Fund (b)	527,213,435	6,115,675,851
Fidelity Series Long-Term Treasury Bond Index Fund (b)	82,295,632	823,779,280
Fidelity Series Real Estate Income Fund (b)	13,865,679	155,434,256
TOTAL BOND FUNDS
(Cost $8,596,589,353)		8,907,071,623

Short-Term Funds - 1.0%
Fidelity Cash Central Fund 1.96% (c)	15,557,053	15,560,165
Fidelity Series Government Money Market Fund 2.07% (b)(d)	254,191,917	254,191,917
Fidelity Series Short-Term Credit Fund (b)	6,704,617	67,582,541
TOTAL SHORT-TERM FUNDS
(Cost $336,079,852)		337,334,623
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,343,385,066)		32,612,962,171
NET OTHER ASSETS (LIABILITIES) - 0.0%		(16,215,296)
NET ASSETS - 100%		$32,596,746,875

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	685	Dec. 2019	$102,013,625	$246,258	$246,258
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	811	Dec. 2019	40,627,045	(1,362,385)	(1,362,385)

TOTAL PURCHASED					(1,116,127)

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,821	Dec. 2019	172,849,320	1,000,102	1,000,102
TOTAL FUTURES CONTRACTS					$(116,025)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $18,524,769.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$976,480
Total	$976,480

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$568,895,313	$10,578,861	$98,230,290	$--	$(8,406,280)	$37,482,179	$510,319,783
Fidelity Series Blue Chip Growth Fund	1,120,692,859	113,785,970	245,574,405	94,976,145	36,520,972	(120,950,397)	904,474,999
Fidelity Series Canada Fund	246,541,489	31,314,327	8,650,208	--	134,045	18,646,037	287,985,690
Fidelity Series Commodity Strategy Fund	739,272,528	479,675,643	46,090,508	10,037,418	(2,833,555)	(39,559,093)	1,130,465,015
Fidelity Series Emerging Markets Debt Fund	207,468,099	10,489,283	8,984,103	6,136,098	(362,843)	(3,724,438)	204,885,998
Fidelity Series Emerging Markets Fund	269,124,514	50,822,737	8,715,253	--	149,119	(16,636,405)	294,744,712
Fidelity Series Emerging Markets Opportunities Fund	2,512,377,212	264,362,055	83,554,047	--	1,461,176	3,662,033	2,698,308,429
Fidelity Series Floating Rate High Income Fund	40,096,639	2,108,365	1,919,722	1,175,552	(40,114)	124,045	40,369,213
Fidelity Series Government Money Market Fund 2.07%	422,775,907	276,994,982	445,578,972	5,333,864	--	--	254,191,917
Fidelity Series Growth Company Fund	2,110,792,706	38,031,929	343,426,489	--	77,255,430	(39,727,290)	1,842,926,286
Fidelity Series High Income Fund	281,389,335	12,226,783	53,946,225	7,902,807	(1,065,992)	3,744,285	242,348,186
Fidelity Series Inflation-Protected Bond Index Fund	441,372,517	870,200,028	20,640,613	1,288,576	(68,740)	17,088,693	1,307,951,885
Fidelity Series International Credit Fund	15,501,991	206,019	--	206,019	--	918,944	16,626,954
Fidelity Series International Growth Fund	2,336,954,122	45,149,216	93,735,805	--	8,906,974	169,996,625	2,467,271,132
Fidelity Series International Small Cap Fund	547,732,479	10,696,800	54,176,394	--	2,738,360	18,691,174	525,682,419
Fidelity Series International Value Fund	2,268,195,348	215,696,567	93,735,805	--	(755,642)	54,910,325	2,444,310,793
Fidelity Series Intrinsic Opportunities Fund	2,534,376,344	140,030,322	333,424,610	94,890,404	(22,614,522)	(97,585,095)	2,220,782,439
Fidelity Series Investment Grade Bond Fund	4,929,657,050	1,199,584,273	203,015,922	82,083,096	1,666,433	187,784,017	6,115,675,851
Fidelity Series Large Cap Stock Fund	2,247,464,693	137,374,110	394,440,575	97,793,362	(1,141,492)	(13,487,799)	1,975,768,937
Fidelity Series Large Cap Value Index Fund	636,942,117	11,143,581	131,391,199	--	14,892,415	17,190,293	548,777,207
Fidelity Series Long-Term Treasury Bond Index Fund	1,846,175,629	74,836,932	1,295,547,081	22,142,405	128,991,892	69,321,908	823,779,280
Fidelity Series Opportunistic Insights Fund	1,141,745,148	20,150,578	190,666,562	--	41,194,235	(2,644,844)	1,009,778,555
Fidelity Series Overseas Fund	--	762,681,265	--	--	--	3,619,801	766,301,066
Fidelity Series Real Estate Income Fund	148,832,289	8,556,909	6,036,207	5,633,940	25,236	4,056,029	155,434,256
Fidelity Series Short-Term Credit Fund	105,745,071	40,467,124	79,965,374	1,498,393	600,166	735,554	67,582,541
Fidelity Series Small Cap Discovery Fund	308,039,361	11,864,944	52,574,348	6,528,856	3,501,986	2,557,234	273,389,177
Fidelity Series Small Cap Opportunities Fund	939,358,907	68,061,806	162,173,125	52,025,542	(3,731,575)	(31,793,336)	809,722,677
Fidelity Series Stock Selector Large Cap Value Fund	1,715,319,843	30,365,875	285,740,321	--	(1,845,439)	96,180,136	1,554,280,094
Fidelity Series Value Discovery Fund	1,218,720,153	21,452,397	203,623,974	--	17,257,677	30,935,493	1,084,741,746
	$31,901,559,663	$4,958,909,681	$4,945,558,137	$489,652,477	$292,429,922	$371,536,108	$32,578,877,237

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$18,524,769	$--	$18,524,769	$--
Domestic Equity Funds	13,865,426,915	13,865,426,915	--	--
International Equity Funds	9,484,604,241	9,484,604,241	--	--
Bond Funds	8,907,071,623	8,907,071,623	--	--
Short-Term Funds	337,334,623	337,334,623	--	--
Total Investments in Securities:	$32,612,962,171	$32,594,437,402	$18,524,769	$--
Derivative Instruments:
Assets
Futures Contracts	$1,246,360	$1,246,360	$--	$--
Total Assets	$1,246,360	$1,246,360	$--	$--
Liabilities
Futures Contracts	$(1,362,385)	$(1,362,385)	$--	$--
Total Liabilities	$(1,362,385)	$(1,362,385)	$--	$--
Total Derivative Instruments:	$(116,025)	$(116,025)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,246,360	$(1,362,385)
Total Equity Risk	1,246,360	(1,362,385)
Total Value of Derivatives	$1,246,360	$(1,362,385)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $18,522,445)	$18,524,769
Fidelity Central Funds (cost $15,559,059)	15,560,165
Other affiliated issuers (cost $28,309,303,562)	32,578,877,237
Total Investment in Securities (cost $28,343,385,066)		$32,612,962,171
Receivable for investments sold		324,581,695
Receivable for fund shares sold		36,009,808
Distributions receivable from Fidelity Central Funds		40,805
Receivable for daily variation margin on futures contracts		618,029
Other receivables		195,438
Total assets		32,974,407,946
Liabilities
Payable for investments purchased	$277,983,297
Payable for fund shares redeemed	82,613,214
Accrued management fee	16,880,489
Other payables and accrued expenses	184,071
Total liabilities		377,661,071
Net Assets		$32,596,746,875
Net Assets consist of:
Paid in capital		$27,711,176,624
Total accumulated earnings (loss)		4,885,570,251
Net Assets		$32,596,746,875
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2030 Fund:
Net Asset Value, offering price and redemption price per share ($13,315,198,677 ÷ 774,900,656 shares)		$17.18
Class K:
Net Asset Value, offering price and redemption price per share ($16,194,277,499 ÷ 943,279,142 shares)		$17.17
Class K6:
Net Asset Value, offering price and redemption price per share ($3,087,270,699 ÷ 179,981,911 shares)		$17.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$234,008,667
Interest		169,419
Income from Fidelity Central Funds		976,480
Total income		235,154,566
Expenses
Management fee	$99,677,718
Independent trustees' fees and expenses	65,368
Total expenses		99,743,086
Net investment income (loss)		135,411,480
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,483
Affiliated issuers	292,429,922
Futures contracts	25,755,289
Capital gain distributions from underlying funds:
Affiliated issuers	255,643,810
Total net realized gain (loss)		573,883,504
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,210
Fidelity Central Funds	1
Other affiliated issuers	371,536,108
Futures contracts	3,579,282
Total change in net unrealized appreciation (depreciation)		375,116,601
Net gain (loss)		949,000,105
Net increase (decrease) in net assets resulting from operations		$1,084,411,585

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$135,411,480	$528,081,542
Net realized gain (loss)	573,883,504	1,730,364,661
Change in net unrealized appreciation (depreciation)	375,116,601	(1,511,568,639)
Net increase (decrease) in net assets resulting from operations	1,084,411,585	746,877,564
Distributions to shareholders	(1,079,874,604)	(2,065,119,501)
Share transactions - net increase (decrease)	521,442,168	1,467,380,800
Total increase (decrease) in net assets	525,979,149	149,138,863
Net Assets
Beginning of period	32,070,767,726	31,921,628,863
End of period	$32,596,746,875	$32,070,767,726

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2030 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$17.20	$18.00	$16.72	$15.20	$16.62	$16.47
Income from Investment Operations
Net investment income (loss)A	.07	.28	.21	.25	.25	.27
Net realized and unrealized gain (loss)	.50	.07	1.90	1.90	(.75)	.95
Total from investment operations	.57	.35	2.11	2.15	(.50)	1.22
Distributions from net investment income	(.01)	(.28)	(.22)	(.25)	(.26)	(.28)
Distributions from net realized gain	(.58)	(.87)	(.61)	(.38)	(.67)	(.79)
Total distributions	(.59)	(1.15)	(.83)	(.63)	(.92)B	(1.07)
Net asset value, end of period	$17.18	$17.20	$18.00	$16.72	$15.20	$16.62
Total ReturnC,D	3.38%	2.32%	12.78%	14.58%	(3.17)%	7.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	.69%G	.69%H	.59%	- %I	- %I	- %I
Expenses net of fee waivers, if any	.69%G	.69%H	.59%	-%	-%	-%
Expenses net of all reductions	.69%G	.69%H	.59%	-%	-%	-%
Net investment income (loss)	.78%G	1.61%	1.20%	1.57%	1.59%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$13,315,199	$12,905,055	$12,684,794	$11,305,668	$10,150,137	$10,883,658
Portfolio turnover rateF	31%G	18%	18%J	17%	16%	17%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.92 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.665 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.18	$17.98	$17.47
Income from Investment Operations
Net investment income (loss)B	.07	.30	.28
Net realized and unrealized gain (loss)	.51	.06	.81
Total from investment operations	.58	.36	1.09
Distributions from net investment income	(.01)	(.29)	(.24)
Distributions from net realized gain	(.58)	(.87)	(.35)
Total distributions	(.59)	(1.16)	(.58)C
Net asset value, end of period	$17.17	$17.18	$17.98
Total ReturnD,E	3.46%	2.40%	6.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.59%H	.60%	.62%H,I
Expenses net of fee waivers, if any	.59%H	.60%	.62%H,I
Expenses net of all reductions	.59%H	.60%	.62%H,I
Net investment income (loss)	.87%H	1.70%	2.23%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,194,277	$16,527,856	$18,414,961
Portfolio turnover rateG	31%H	18%	18%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.237 and distributions from net realized gain of $.345 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2030 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$17.17	$18.00	$17.15
Income from Investment Operations
Net investment income (loss)B	.08	.31	.26
Net realized and unrealized gain (loss)	.50	.08	1.18
Total from investment operations	.58	.39	1.44
Distributions from net investment income	(.02)	(.33)	(.24)
Distributions from net realized gain	(.58)	(.89)	(.35)
Total distributions	(.60)	(1.22)	(.59)
Net asset value, end of period	$17.15	$17.17	$18.00
Total ReturnC,D	3.45%	2.57%	8.35%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.47%	.48%G,H
Expenses net of fee waivers, if any	.47%G	.47%	.48%G,H
Expenses net of all reductions	.47%G	.47%	.48%G,H
Net investment income (loss)	1.00%G	1.83%	1.76%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,087,271	$2,637,856	$821,874
Portfolio turnover rateF	31%G	18%	18%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	9.5
Fidelity Series International Growth Fund	9.1
Fidelity Series International Value Fund	8.9
Fidelity Series Intrinsic Opportunities Fund	8.5
Fidelity Series Large Cap Stock Fund	7.5
Fidelity Series Growth Company Fund	7.0
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Series Stock Selector Large Cap Value Fund	5.9
Fidelity Series Value Discovery Fund	4.1
Fidelity Series Opportunistic Insights Fund	3.8
70.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.9%
International Equity Funds	34.1%
Bond Funds	13.1%
Short-Term Funds	0.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities) *	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2035 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.82% to 2.09% 10/17/19 to 12/26/19(a)
(Cost $12,925,093)	12,970,000	12,927,494
	Shares	Value

Domestic Equity Funds - 51.9%
Fidelity Series All-Sector Equity Fund (b)	43,239,700	$438,018,163
Fidelity Series Blue Chip Growth Fund (b)	58,082,628	774,241,434
Fidelity Series Commodity Strategy Fund (b)	170,077,998	780,658,012
Fidelity Series Growth Company Fund (b)	91,586,327	1,571,621,363
Fidelity Series Intrinsic Opportunities Fund (b)	121,665,567	1,901,632,810
Fidelity Series Large Cap Stock Fund (b)	116,768,216	1,691,971,448
Fidelity Series Large Cap Value Index Fund (b)	36,058,569	470,924,908
Fidelity Series Opportunistic Insights Fund (b)	47,698,572	859,528,271
Fidelity Series Small Cap Discovery Fund (b)	20,675,739	234,462,878
Fidelity Series Small Cap Opportunities Fund (b)	53,942,451	694,239,342
Fidelity Series Stock Selector Large Cap Value Fund (b)	106,759,333	1,331,288,884
Fidelity Series Value Discovery Fund (b)	71,447,467	929,531,546
TOTAL DOMESTIC EQUITY FUNDS
(Cost $9,671,334,388)		11,678,119,059

International Equity Funds - 34.1%
Fidelity Series Canada Fund (b)	21,138,020	233,997,881
Fidelity Series Emerging Markets Fund (b)	25,199,073	232,083,459
Fidelity Series Emerging Markets Opportunities Fund (b)	114,807,842	2,133,129,699
Fidelity Series International Growth Fund (b)	124,629,720	2,040,188,512
Fidelity Series International Small Cap Fund (b)	26,872,614	433,723,985
Fidelity Series International Value Fund (b)	209,437,830	1,989,659,381
Fidelity Series Overseas Fund (b)	62,048,936	615,525,448
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,724,185,500)		7,678,308,365

Bond Funds - 13.1%
Fidelity Series Emerging Markets Debt Fund (b)	14,791,562	139,040,687
Fidelity Series Floating Rate High Income Fund (b)	2,994,121	27,815,383
Fidelity Series High Income Fund (b)	17,716,264	168,304,506
Fidelity Series Inflation-Protected Bond Index Fund (b)	44,934,991	452,944,710
Fidelity Series International Credit Fund (b)	1,057,556	11,072,610
Fidelity Series Investment Grade Bond Fund (b)	126,200,353	1,463,924,097
Fidelity Series Long-Term Treasury Bond Index Fund (b)	56,469,659	565,261,284
Fidelity Series Real Estate Income Fund (b)	9,435,861	105,776,001
TOTAL BOND FUNDS
(Cost $2,813,911,184)		2,934,139,278

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.96% (c)	10,983,332	10,985,529
Fidelity Series Government Money Market Fund 2.07% (b)(d)	150,035,246	150,035,246
Fidelity Series Short-Term Credit Fund (b)	3,728,477	37,583,053
TOTAL SHORT-TERM FUNDS
(Cost $197,872,081)		198,603,828
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $19,420,228,246)		22,502,098,024
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,810,367)
NET ASSETS - 100%		$22,490,287,657

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	122	Dec. 2019	$18,168,850	$65,935	$65,935
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	630	Dec. 2019	31,559,850	(1,061,183)	(1,061,183)

TOTAL PURCHASED					(995,248)

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,097	Dec. 2019	104,127,240	665,104	665,104
TOTAL FUTURES CONTRACTS					$(330,144)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,927,494.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$540,110
Total	$540,110

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$485,736,145	$12,170,977	$84,662,014	$--	$(9,123,565)	$33,896,620	$438,018,163
Fidelity Series Blue Chip Growth Fund	922,243,872	101,450,651	177,845,965	79,979,328	17,549,609	(89,156,733)	774,241,434
Fidelity Series Canada Fund	200,641,560	25,864,348	7,757,241	--	7,681	15,241,533	233,997,881
Fidelity Series Commodity Strategy Fund	508,842,899	342,246,092	41,490,254	6,884,636	(8,324,969)	(20,615,756)	780,658,012
Fidelity Series Emerging Markets Debt Fund	140,335,409	8,323,738	6,857,032	4,151,296	(259,850)	(2,501,578)	139,040,687
Fidelity Series Emerging Markets Fund	208,782,053	43,670,771	7,467,155	--	45,895	(12,948,105)	232,083,459
Fidelity Series Emerging Markets Opportunities Fund	1,948,882,881	247,725,230	66,968,925	--	(2,196,207)	5,686,720	2,133,129,699
Fidelity Series Floating Rate High Income Fund	27,521,732	1,701,355	1,464,610	807,268	(15,895)	72,801	27,815,383
Fidelity Series Government Money Market Fund 2.07%	291,474,846	148,523,924	289,963,524	3,688,995	--	--	150,035,246
Fidelity Series Growth Company Fund	1,769,244,706	42,493,234	269,907,782	--	38,367,174	(8,575,969)	1,571,621,363
Fidelity Series High Income Fund	187,845,665	9,635,789	31,009,574	5,470,834	(888,282)	2,720,908	168,304,506
Fidelity Series Inflation-Protected Bond Index Fund	64,395,273	389,936,361	3,633,149	183,973	21,186	2,225,039	452,944,710
Fidelity Series International Credit Fund	10,323,448	137,197	--	137,197	--	611,965	11,072,610
Fidelity Series International Growth Fund	1,926,163,794	51,386,856	84,919,064	--	1,783,943	145,772,983	2,040,188,512
Fidelity Series International Small Cap Fund	449,065,197	12,233,256	45,122,394	--	(1,293,698)	18,841,624	433,723,985
Fidelity Series International Value Fund	1,844,057,802	187,408,485	84,919,064	--	(2,757,575)	45,869,733	1,989,659,381
Fidelity Series Intrinsic Opportunities Fund	2,140,495,992	132,813,996	269,840,586	80,414,058	(22,356,061)	(79,480,531)	1,901,632,810
Fidelity Series Investment Grade Bond Fund	595,460,824	862,008,579	20,491,497	13,430,882	51,048	26,895,143	1,463,924,097
Fidelity Series Large Cap Stock Fund	1,888,940,826	128,601,588	312,007,848	82,776,060	(4,264,164)	(9,298,954)	1,691,971,448
Fidelity Series Large Cap Value Index Fund	536,295,348	12,618,715	104,724,599	--	7,808,473	18,926,971	470,924,908
Fidelity Series Long-Term Treasury Bond Index Fund	1,272,759,684	64,563,055	911,037,130	15,288,860	91,859,025	47,116,650	565,261,284
Fidelity Series Opportunistic Insights Fund	960,212,537	22,704,161	155,261,015	--	14,875,105	16,997,483	859,528,271
Fidelity Series Overseas Fund	--	613,002,794	--	--	--	2,522,654	615,525,448
Fidelity Series Real Estate Income Fund	100,983,265	6,630,434	4,604,568	3,829,036	21,721	2,745,149	105,776,001
Fidelity Series Short-Term Credit Fund	72,902,460	28,691,538	64,954,619	995,480	538,578	405,096	37,583,053
Fidelity Series Small Cap Discovery Fund	250,035,864	11,689,182	31,844,431	5,458,205	(1,016,992)	5,599,255	234,462,878
Fidelity Series Small Cap Opportunities Fund	769,168,220	62,991,020	107,368,238	44,123,444	(4,201,548)	(26,350,112)	694,239,342
Fidelity Series Stock Selector Large Cap Value Fund	1,441,977,127	35,222,246	224,939,521	--	(6,828,237)	85,857,269	1,331,288,884
Fidelity Series Value Discovery Fund	1,021,224,899	25,112,941	157,021,371	--	(1,924,316)	42,139,393	929,531,546
	$22,036,014,328	$3,631,558,513	$3,568,083,170	$347,619,552	$107,478,079	$271,217,251	$22,478,185,001

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$12,927,494	$--	$12,927,494	$--
Domestic Equity Funds	11,678,119,059	11,678,119,059	--	--
International Equity Funds	7,678,308,365	7,678,308,365	--	--
Bond Funds	2,934,139,278	2,934,139,278	--	--
Short-Term Funds	198,603,828	198,603,828	--	--
Total Investments in Securities:	$22,502,098,024	$22,489,170,530	$12,927,494	$--
Derivative Instruments:
Assets
Futures Contracts	$731,039	$731,039	$--	$--
Total Assets	$731,039	$731,039	$--	$--
Liabilities
Futures Contracts	$(1,061,183)	$(1,061,183)	$--	$--
Total Liabilities	$(1,061,183)	$(1,061,183)	$--	$--
Total Derivative Instruments:	$(330,144)	$(330,144)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$731,039	$(1,061,183)
Total Equity Risk	731,039	(1,061,183)
Total Value of Derivatives	$731,039	$(1,061,183)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $12,925,093)	$12,927,494
Fidelity Central Funds (cost $10,984,625)	10,985,529
Other affiliated issuers (cost $19,396,318,528)	22,478,185,001
Total Investment in Securities (cost $19,420,228,246)		$22,502,098,024
Receivable for investments sold		167,597,281
Receivable for fund shares sold		28,883,384
Distributions receivable from Fidelity Central Funds		28,078
Receivable for daily variation margin on futures contracts		383,029
Other receivables		21,560
Total assets		22,699,011,356
Liabilities
Payable for investments purchased	$130,162,096
Payable for fund shares redeemed	66,318,815
Accrued management fee	12,242,788
Total liabilities		208,723,699
Net Assets		$22,490,287,657
Net Assets consist of:
Paid in capital		$19,090,042,408
Total accumulated earnings (loss)		3,400,245,249
Net Assets		$22,490,287,657
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2035 Fund:
Net Asset Value, offering price and redemption price per share ($8,559,423,382 ÷ 599,065,732 shares)		$14.29
Class K:
Net Asset Value, offering price and redemption price per share ($11,373,897,263 ÷ 797,091,681 shares)		$14.27
Class K6:
Net Asset Value, offering price and redemption price per share ($2,556,967,012 ÷ 179,278,127 shares)		$14.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$131,650,730
Interest		94,168
Income from Fidelity Central Funds		540,110
Total income		132,285,008
Expenses
Management fee	$72,205,369
Independent trustees' fees and expenses	44,394
Total expenses before reductions	72,249,763
Expense reductions	(3)
Total expenses after reductions		72,249,760
Net investment income (loss)		60,035,248
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	103,270
Affiliated issuers	107,478,079
Futures contracts	14,548,013
Capital gain distributions from underlying funds:
Affiliated issuers	215,968,822
Total net realized gain (loss)		338,098,184
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,976
Affiliated issuers	271,217,251
Futures contracts	2,283,431
Total change in net unrealized appreciation (depreciation)		273,502,658
Net gain (loss)		611,600,842
Net increase (decrease) in net assets resulting from operations		$671,636,090

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$60,035,248	$321,409,355
Net realized gain (loss)	338,098,184	1,362,873,563
Change in net unrealized appreciation (depreciation)	273,502,658	(1,260,260,336)
Net increase (decrease) in net assets resulting from operations	671,636,090	424,022,582
Distributions to shareholders	(848,654,469)	(1,465,758,420)
Share transactions - net increase (decrease)	540,395,280	1,425,813,293
Total increase (decrease) in net assets	363,376,901	384,077,455
Net Assets
Beginning of period	22,126,910,756	21,742,833,301
End of period	$22,490,287,657	$22,126,910,756

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2035 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.42	$15.20	$13.88	$12.46	$13.67	$13.62
Income from Investment Operations
Net investment income (loss)A	.03	.21	.16	.19	.19	.22
Net realized and unrealized gain (loss)	.40	.01	1.81	1.75	(.65)	.80
Total from investment operations	.43	.22	1.97	1.94	(.46)	1.02
Distributions from net investment income	–	(.22)	(.17)	(.18)	(.20)	(.23)
Distributions from net realized gain	(.56)	(.78)	(.47)	(.34)	(.55)	(.75)
Total distributions	(.56)	(1.00)	(.65)B	(.52)	(.75)	(.97)C
Net asset value, end of period	$14.29	$14.42	$15.20	$13.88	$12.46	$13.67
Total ReturnD,E	3.07%	1.85%	14.32%	16.09%	(3.59)%	7.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.74%	.63%I	- %J	- %J	- %J
Expenses net of fee waivers, if any	.73%H	.74%	.63%I	-%	-%	-%
Expenses net of all reductions	.73%H	.74%	.63%I	-%	-%	-%
Net investment income (loss)	.46%H	1.41%	1.06%	1.45%	1.48%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$8,559,423	$8,247,886	$8,050,659	$6,889,828	$5,961,088	$6,289,345
Portfolio turnover rateG	32%H	18%	17%K	16%	15%	18%K

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.65 per share is comprised of distributions from net investment income of $.171 and distributions from net realized gain of $.474 per share.

 C Total distributions of $.97 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $.746 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.40	$15.18	$14.60
Income from Investment Operations
Net investment income (loss)B	.04	.22	.22
Net realized and unrealized gain (loss)	.39	.01	.82
Total from investment operations	.43	.23	1.04
Distributions from net investment income	–	(.23)	(.19)
Distributions from net realized gain	(.56)	(.78)	(.26)
Total distributions	(.56)	(1.01)	(.46)C
Net asset value, end of period	$14.27	$14.40	$15.18
Total ReturnD,E	3.09%	1.95%	7.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.64%	.65%H,I
Expenses net of fee waivers, if any	.63%H	.64%	.65%H,I
Expenses net of all reductions	.63%H	.64%	.65%H,I
Net investment income (loss)	.56%H	1.51%	2.07%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,373,897	$11,661,819	$12,979,898
Portfolio turnover rateG	32%H	18%	17%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.264 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2035 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.39	$15.20	$14.30
Income from Investment Operations
Net investment income (loss)B	.05	.24	.20
Net realized and unrealized gain (loss)	.39	.01	1.16
Total from investment operations	.44	.25	1.36
Distributions from net investment income	–	(.27)	(.20)
Distributions from net realized gain	(.57)	(.79)	(.26)
Total distributions	(.57)	(1.06)	(.46)
Net asset value, end of period	$14.26	$14.39	$15.20
Total ReturnC,D	3.15%	2.10%	9.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.49%	.50%G,H
Expenses net of fee waivers, if any	.49%G	.49%	.50%G,H
Expenses net of all reductions	.49%G	.49%	.50%G,H
Net investment income (loss)	.71%G	1.65%	1.61%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,556,967	$2,217,206	$712,276
Portfolio turnover rateF	32%G	18%	17%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series International Growth Fund	9.8
Fidelity Series International Value Fund	9.5
Fidelity Series Intrinsic Opportunities Fund	9.1
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Growth Company Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.1
Fidelity Series Blue Chip Growth Fund	3.7
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.9%
International Equity Funds	36.5%
Bond Funds	6.3%
Short-Term Funds	1.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2040 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.94% to 2.09% 10/17/19 to 11/29/19(a)
(Cost $17,073,812)	17,110,000	17,077,027
	Shares	Value

Domestic Equity Funds - 55.9%
Fidelity Series All-Sector Equity Fund (b)	47,094,711	$477,069,423
Fidelity Series Blue Chip Growth Fund (b)	63,058,892	840,575,034
Fidelity Series Commodity Strategy Fund (b)	173,380,384	795,815,965
Fidelity Series Growth Company Fund (b)	99,809,716	1,712,734,718
Fidelity Series Intrinsic Opportunities Fund (b)	131,993,082	2,063,051,868
Fidelity Series Large Cap Stock Fund (b)	126,698,861	1,835,866,497
Fidelity Series Large Cap Value Index Fund (b)	39,259,740	512,732,211
Fidelity Series Opportunistic Insights Fund (b)	51,873,092	934,753,121
Fidelity Series Small Cap Discovery Fund (b)	22,429,507	254,350,614
Fidelity Series Small Cap Opportunities Fund (b)	58,639,363	754,688,602
Fidelity Series Stock Selector Large Cap Value Fund (b)	115,881,577	1,445,043,269
Fidelity Series Value Discovery Fund (b)	77,608,415	1,009,685,484
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,436,228,624)		12,636,366,806

International Equity Funds - 36.5%
Fidelity Series Canada Fund (b)	22,789,456	252,279,280
Fidelity Series Emerging Markets Fund (b)	27,636,324	254,530,547
Fidelity Series Emerging Markets Opportunities Fund (b)	122,585,900	2,277,646,024
Fidelity Series International Growth Fund (b)	134,934,341	2,208,875,168
Fidelity Series International Small Cap Fund (b)	28,677,009	462,846,924
Fidelity Series International Value Fund (b)	225,514,932	2,142,391,854
Fidelity Series Overseas Fund (b)	64,833,608	643,149,396
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $7,220,140,706)		8,241,719,193

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	14,934,850	140,387,591
Fidelity Series Floating Rate High Income Fund (b)	3,008,274	27,946,862
Fidelity Series High Income Fund (b)	18,082,983	171,788,337
Fidelity Series Inflation-Protected Bond Index Fund (b)	36,330,441	366,210,840
Fidelity Series International Credit Fund (b)	1,028,075	10,763,947
Fidelity Series Investment Grade Bond Fund (b)	2,334,243	27,077,218
Fidelity Series Long-Term Treasury Bond Index Fund (b)	58,168,247	582,264,150
Fidelity Series Real Estate Income Fund (b)	9,622,253	107,865,454
TOTAL BOND FUNDS
(Cost $1,350,895,766)		1,434,304,399

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 1.96% (c)	9,525,810	9,527,715
Fidelity Series Government Money Market Fund 2.07% (b)(d)	223,552,637	223,552,637
Fidelity Series Short-Term Credit Fund (b)	5,555,787	56,002,335
TOTAL SHORT-TERM FUNDS
(Cost $288,485,742)		289,082,687
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $19,312,824,650)		22,618,550,112
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(12,220,935)
NET ASSETS - 100%		$22,606,329,177

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	486	Dec. 2019	$72,377,550	$259,637	$259,637
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	340	Dec. 2019	17,032,300	(573,727)	(573,727)

TOTAL PURCHASED					(314,090)

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	970	Dec. 2019	92,072,400	700,171	700,171
TOTAL FUTURES CONTRACTS					$386,081

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $13,264,484.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$367,071
Total	$367,071

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$558,080,270	$11,099,033	$118,544,372	$--	$(18,002,468)	$44,436,960	$477,069,423
Fidelity Series Blue Chip Growth Fund	991,489,200	106,420,067	176,376,653	86,949,603	9,802,053	(90,759,633)	840,575,034
Fidelity Series Canada Fund	213,797,940	30,276,817	8,210,510	--	102,346	16,312,687	252,279,280
Fidelity Series Commodity Strategy Fund	558,323,357	292,474,285	25,221,316	7,015,070	(6,551,153)	(23,209,208)	795,815,965
Fidelity Series Emerging Markets Debt Fund	142,580,650	7,764,637	7,169,581	4,205,787	(396,175)	(2,391,940)	140,387,591
Fidelity Series Emerging Markets Fund	219,264,240	56,207,067	7,743,063	--	(241)	(13,197,456)	254,530,547
Fidelity Series Emerging Markets Opportunities Fund	2,050,312,796	292,140,634	69,707,712	--	(4,499,952)	9,400,258	2,277,646,024
Fidelity Series Floating Rate High Income Fund	27,844,283	1,576,707	1,532,029	814,104	(39,254)	97,155	27,946,862
Fidelity Series Government Money Market Fund 2.07%	161,417,474	192,719,091	130,583,928	2,398,559	--	--	223,552,637
Fidelity Series Growth Company Fund	1,996,496,748	39,282,031	353,256,888	--	31,354,111	(1,141,284)	1,712,734,718
Fidelity Series High Income Fund	238,590,013	9,216,746	78,065,747	5,637,460	(2,456,256)	4,503,581	171,788,337
Fidelity Series Inflation-Protected Bond Index Fund	65,297,368	303,096,217	3,494,356	187,281	12,207	1,299,404	366,210,840
Fidelity Series International Credit Fund	10,035,669	133,373	--	133,373	--	594,905	10,763,947
Fidelity Series International Growth Fund	2,096,368,378	46,661,110	94,563,612	--	(399,123)	160,808,415	2,208,875,168
Fidelity Series International Small Cap Fund	484,368,989	11,100,555	51,522,878	--	(3,312,931)	22,213,189	462,846,924
Fidelity Series International Value Fund	1,960,768,572	212,331,772	76,698,951	--	(2,364,277)	48,354,738	2,142,391,854
Fidelity Series Intrinsic Opportunities Fund	2,243,098,529	158,017,459	228,590,586	87,801,261	(16,468,371)	(93,005,163)	2,063,051,868
Fidelity Series Investment Grade Bond Fund	137,434,757	57,062,246	174,738,802	2,467,002	6,896,496	422,521	27,077,218
Fidelity Series Large Cap Stock Fund	2,005,791,811	134,075,755	288,303,482	89,880,025	(3,070,076)	(12,627,511)	1,835,866,497
Fidelity Series Large Cap Value Index Fund	566,054,815	12,467,789	94,720,721	--	7,139,974	21,790,354	512,732,211
Fidelity Series Long-Term Treasury Bond Index Fund	802,726,823	53,350,041	354,972,774	9,419,928	23,847,203	57,312,857	582,264,150
Fidelity Series Opportunistic Insights Fund	1,032,896,974	21,384,144	152,607,001	--	10,705,668	22,373,336	934,753,121
Fidelity Series Overseas Fund	--	640,771,602	--	--	--	2,377,794	643,149,396
Fidelity Series Real Estate Income Fund	103,544,954	6,304,025	4,814,242	3,914,470	2,420	2,828,297	107,865,454
Fidelity Series Short-Term Credit Fund	44,562,312	24,779,190	13,871,404	657,923	32,869	499,368	56,002,335
Fidelity Series Small Cap Discovery Fund	260,466,275	14,953,860	26,140,271	5,790,329	(876,148)	5,946,898	254,350,614
Fidelity Series Small Cap Opportunities Fund	818,974,463	66,399,432	97,589,247	48,113,520	(4,013,252)	(29,082,794)	754,688,602
Fidelity Series Stock Selector Large Cap Value Fund	1,535,896,694	32,614,749	208,408,575	--	(5,516,925)	90,457,326	1,445,043,269
Fidelity Series Value Discovery Fund	1,075,865,209	24,101,659	134,042,817	--	(1,806,124)	45,567,557	1,009,685,484
	$22,402,349,563	$2,858,782,093	$2,981,491,518	$355,385,695	$20,122,621	$292,182,611	$22,591,945,370

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$17,077,027	$--	$17,077,027	$--
Domestic Equity Funds	12,636,366,806	12,636,366,806	--	--
International Equity Funds	8,241,719,193	8,241,719,193	--	--
Bond Funds	1,434,304,399	1,434,304,399	--	--
Short-Term Funds	289,082,687	289,082,687	--	--
Total Investments in Securities:	$22,618,550,112	$22,601,473,085	$17,077,027	$--
Derivative Instruments:
Assets
Futures Contracts	$959,808	$959,808	$--	$--
Total Assets	$959,808	$959,808	$--	$--
Liabilities
Futures Contracts	$(573,727)	$(573,727)	$--	$--
Total Liabilities	$(573,727)	$(573,727)	$--	$--
Total Derivative Instruments:	$386,081	$386,081	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$959,808	$(573,727)
Total Equity Risk	959,808	(573,727)
Total Value of Derivatives	$959,808	$(573,727)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $17,073,812)	$17,077,027
Fidelity Central Funds (cost $9,527,298)	9,527,715
Other affiliated issuers (cost $19,286,223,540)	22,591,945,370
Total Investment in Securities (cost $19,312,824,650)		$22,618,550,112
Receivable for investments sold		183,319,753
Receivable for fund shares sold		25,660,494
Distributions receivable from Fidelity Central Funds		16,063
Receivable for daily variation margin on futures contracts		366,977
Other receivables		22,719
Total assets		22,827,936,118
Liabilities
Payable for investments purchased	$146,500,196
Payable for fund shares redeemed	62,479,532
Accrued management fee	12,627,213
Total liabilities		221,606,941
Net Assets		$22,606,329,177
Net Assets consist of:
Paid in capital		$19,082,440,404
Total accumulated earnings (loss)		3,523,888,773
Net Assets		$22,606,329,177
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2040 Fund:
Net Asset Value, offering price and redemption price per share ($8,643,607,086 ÷ 870,224,274 shares)		$9.93
Class K:
Net Asset Value, offering price and redemption price per share ($11,618,670,280 ÷ 1,170,334,664 shares)		$9.93
Class K6:
Net Asset Value, offering price and redemption price per share ($2,344,051,811 ÷ 236,552,324 shares)		$9.91

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$120,236,153
Interest		108,227
Income from Fidelity Central Funds		367,071
Total income		120,711,451
Expenses
Management fee	$74,730,840
Independent trustees' fees and expenses	44,925
Total expenses before reductions	74,775,765
Expense reductions	(2)
Total expenses after reductions		74,775,763
Net investment income (loss)		45,935,688
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	109,358
Affiliated issuers	20,122,621
Futures contracts	15,570,167
Capital gain distributions from underlying funds:
Affiliated issuers	235,149,542
Total net realized gain (loss)		270,951,688
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	3,203
Affiliated issuers	292,182,611
Futures contracts	667,940
Total change in net unrealized appreciation (depreciation)		292,853,754
Net gain (loss)		563,805,442
Net increase (decrease) in net assets resulting from operations		$609,741,130

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$45,935,688	$318,162,186
Net realized gain (loss)	270,951,688	1,461,230,192
Change in net unrealized appreciation (depreciation)	292,853,754	(1,375,577,416)
Net increase (decrease) in net assets resulting from operations	609,741,130	403,814,962
Distributions to shareholders	(914,594,745)	(1,543,664,947)
Share transactions - net increase (decrease)	476,224,049	1,202,056,606
Total increase (decrease) in net assets	171,370,434	62,206,621
Net Assets
Beginning of period	22,434,958,743	22,372,752,122
End of period	$22,606,329,177	$22,434,958,743

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2040 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.67	$9.74	$8.75	$9.63	$9.62
Income from Investment Operations
Net investment income (loss)A	.02	.14	.11	.13	.13	.15
Net realized and unrealized gain (loss)	.24	–B	1.29	1.24	(.46)	.57
Total from investment operations	.26	.14	1.40	1.37	(.33)	.72
Distributions from net investment income	–	(.15)	(.12)	(.13)	(.14)	(.16)
Distributions from net realized gain	(.42)	(.57)	(.35)	(.24)	(.41)	(.55)
Total distributions	(.42)	(.72)	(.47)	(.38)C	(.55)	(.71)
Net asset value, end of period	$9.93	$10.09	$10.67	$9.74	$8.75	$9.63
Total ReturnD,E	2.62%	1.79%	14.52%	16.14%	(3.62)%	7.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.63%I	- %J	- %J	- %J
Expenses net of fee waivers, if any	.75%H	.75%	.63%I	-%	-%	-%
Expenses net of all reductions	.75%H	.75%	.63%I	-%	-%	-%
Net investment income (loss)	.33%H	1.36%	1.04%	1.44%	1.47%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$8,643,607	$8,404,848	$8,285,660	$7,264,459	$6,388,566	$6,901,191
Portfolio turnover rateF	26%H	17%	16%K	15%	16%	17%
 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.38 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.244 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.08	$10.66	$10.25
Income from Investment Operations
Net investment income (loss)B	.02	.15	.15
Net realized and unrealized gain (loss)	.25	–C	.59
Total from investment operations	.27	.15	.74
Distributions from net investment income	–	(.16)	(.14)
Distributions from net realized gain	(.42)	(.57)	(.19)
Total distributions	(.42)	(.73)	(.33)
Net asset value, end of period	$9.93	$10.08	$10.66
Total ReturnD,E	2.74%	1.87%	7.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%H	.64%	.65%H,I
Expenses net of all reductions	.64%H	.64%	.65%H,I
Net investment income (loss)	.43%H	1.46%	2.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,618,670	$11,994,623	$13,434,642
Portfolio turnover rateF	26%H	17%	16%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Amounts do not include the activity of the Underlying Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2040 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.06	$10.66	$10.03
Income from Investment Operations
Net investment income (loss)B	.03	.16	.13
Net realized and unrealized gain (loss)	.24	.01	.83
Total from investment operations	.27	.17	.96
Distributions from net investment income	–	(.19)	(.14)
Distributions from net realized gain	(.42)	(.58)	(.19)
Total distributions	(.42)	(.77)	(.33)
Net asset value, end of period	$9.91	$10.06	$10.66
Total ReturnC,D	2.80%	2.06%	9.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%H	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%H	.50%G,H
Expenses net of all reductions	.49%G	.50%H	.50%G,H
Net investment income (loss)	.58%G	1.61%	1.55%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,344,052	$2,035,487	$652,451
Portfolio turnover rateE	26%G	17%	16%I

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Amounts do not include the activity of the Underlying Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series International Growth Fund	9.8
Fidelity Series International Value Fund	9.5
Fidelity Series Intrinsic Opportunities Fund	9.1
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Growth Company Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.1
Fidelity Series Blue Chip Growth Fund	3.7
72.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.9%
International Equity Funds	36.5%
Bond Funds	6.3%
Short-Term Funds	1.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2045 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.94% to 2.09% 10/17/19 to 11/29/19(a)
(Cost $9,788,927)	9,810,000	9,790,751
	Shares	Value

Domestic Equity Funds - 55.9%
Fidelity Series All-Sector Equity Fund (b)	29,374,760	$297,566,322
Fidelity Series Blue Chip Growth Fund (b)	39,315,012	524,069,117
Fidelity Series Commodity Strategy Fund (b)	108,069,894	496,040,815
Fidelity Series Growth Company Fund (b)	62,232,405	1,067,908,071
Fidelity Series Intrinsic Opportunities Fund (b)	82,297,004	1,286,302,179
Fidelity Series Large Cap Stock Fund (b)	78,997,186	1,144,669,223
Fidelity Series Large Cap Value Index Fund (b)	24,487,035	319,800,673
Fidelity Series Opportunistic Insights Fund (b)	32,341,390	582,791,854
Fidelity Series Small Cap Discovery Fund (b)	13,988,357	158,627,966
Fidelity Series Small Cap Opportunities Fund (b)	36,569,166	470,645,167
Fidelity Series Stock Selector Large Cap Value Fund (b)	72,255,019	901,020,091
Fidelity Series Value Discovery Fund (b)	48,394,343	629,610,399
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,682,716,541)		7,879,051,877

International Equity Funds - 36.5%
Fidelity Series Canada Fund (b)	14,207,368	157,275,569
Fidelity Series Emerging Markets Fund (b)	17,228,774	158,677,012
Fidelity Series Emerging Markets Opportunities Fund (b)	76,421,260	1,419,907,018
Fidelity Series International Growth Fund (b)	84,008,145	1,375,213,335
Fidelity Series International Small Cap Fund (b)	17,969,614	290,029,570
Fidelity Series International Value Fund (b)	140,598,682	1,335,687,474
Fidelity Series Overseas Fund (b)	40,497,556	401,735,751
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,570,137,095)		5,138,525,729

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	9,186,486	86,352,972
Fidelity Series Floating Rate High Income Fund (b)	1,880,761	17,472,273
Fidelity Series High Income Fund (b)	11,233,275	106,716,116
Fidelity Series Inflation-Protected Bond Index Fund (b)	22,773,678	229,558,673
Fidelity Series International Credit Fund (b)	611,678	6,404,267
Fidelity Series Investment Grade Bond Fund (b)	1,463,481	16,976,374
Fidelity Series Long-Term Treasury Bond Index Fund (b)	36,263,026	362,992,886
Fidelity Series Real Estate Income Fund (b)	5,916,942	66,328,923
TOTAL BOND FUNDS
(Cost $839,919,235)		892,802,484

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 1.96% (c)	6,398,309	6,399,589
Fidelity Series Government Money Market Fund 2.07% (b)(d)	139,361,346	139,361,346
Fidelity Series Short-Term Credit Fund (b)	3,463,455	34,911,630
TOTAL SHORT-TERM FUNDS
(Cost $180,289,816)		180,672,565
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $12,282,851,614)		14,100,843,406
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,494,147)
NET ASSETS - 100%		$14,093,349,259

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	294	Dec. 2019	$43,783,950	$157,082	$157,082
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	212	Dec. 2019	10,620,140	(357,819)	(357,819)

TOTAL PURCHASED					(200,737)

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	609	Dec. 2019	57,806,280	435,652	435,652
TOTAL FUTURES CONTRACTS					$234,915

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,267,468.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$228,108
Total	$228,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. .

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$342,759,111	$12,319,003	$73,786,178	$--	$(12,918,067)	$29,192,453	$297,566,322
Fidelity Series Blue Chip Growth Fund	609,617,828	75,723,751	110,934,866	54,121,385	3,735,795	(54,073,391)	524,069,117
Fidelity Series Canada Fund	131,549,368	21,202,842	5,629,880	--	9,696	10,143,543	157,275,569
Fidelity Series Commodity Strategy Fund	343,713,396	188,163,578	17,352,083	4,366,040	(4,639,970)	(13,844,106)	496,040,815
Fidelity Series Emerging Markets Debt Fund	86,506,877	6,514,236	4,961,742	2,564,187	(189,651)	(1,516,748)	86,352,972
Fidelity Series Emerging Markets Fund	134,858,698	37,273,318	5,317,006	--	(14,259)	(8,123,739)	158,677,012
Fidelity Series Emerging Markets Opportunities Fund	1,260,766,325	203,799,630	47,861,004	--	(2,586,085)	5,788,152	1,419,907,018
Fidelity Series Floating Rate High Income Fund	17,147,554	1,350,581	1,060,288	504,146	(25,639)	60,065	17,472,273
Fidelity Series Government Money Market Fund 2.07%	99,322,094	123,440,493	83,401,241	1,485,698	--	--	139,361,346
Fidelity Series Growth Company Fund	1,229,628,037	43,582,177	224,054,513	--	8,612,585	10,139,785	1,067,908,071
Fidelity Series High Income Fund	146,721,391	7,374,608	48,640,748	3,475,490	(1,236,770)	2,497,635	106,716,116
Fidelity Series Inflation-Protected Bond Index Fund	40,175,190	191,014,801	2,434,354	116,198	8,869	794,167	229,558,673
Fidelity Series International Credit Fund	5,970,961	79,353	--	79,353	--	353,953	6,404,267
Fidelity Series International Growth Fund	1,289,865,390	51,785,530	65,430,859	--	(943,507)	99,936,781	1,375,213,335
Fidelity Series International Small Cap Fund	298,008,728	12,204,379	31,844,989	--	(1,610,709)	13,272,161	290,029,570
Fidelity Series International Value Fund	1,206,453,222	157,331,906	56,762,671	--	(2,707,533)	31,372,550	1,335,687,474
Fidelity Series Intrinsic Opportunities Fund	1,389,389,164	111,652,561	146,893,443	54,649,391	(9,694,615)	(58,151,488)	1,286,302,179
Fidelity Series Investment Grade Bond Fund	83,636,826	36,985,674	108,212,445	1,531,557	4,903,667	(337,348)	16,976,374
Fidelity Series Large Cap Stock Fund	1,237,134,113	102,891,066	185,539,379	55,631,978	(3,471,961)	(6,344,616)	1,144,669,223
Fidelity Series Large Cap Value Index Fund	348,639,288	13,787,487	60,554,836	--	2,646,806	15,281,928	319,800,673
Fidelity Series Long-Term Treasury Bond Index Fund	493,870,168	42,582,446	223,970,402	5,836,100	14,615,199	35,895,475	362,992,886
Fidelity Series Opportunistic Insights Fund	636,667,857	23,933,156	97,960,770	--	3,353,206	16,798,405	582,791,854
Fidelity Series Overseas Fund	--	400,260,118	--	--	--	1,475,633	401,735,751
Fidelity Series Real Estate Income Fund	62,889,620	5,048,400	3,331,638	2,396,296	(2,834)	1,725,375	66,328,923
Fidelity Series Short-Term Credit Fund	27,367,758	15,841,489	8,626,844	406,971	19,910	309,317	34,911,630
Fidelity Series Small Cap Discovery Fund	160,041,128	12,182,186	16,756,607	3,570,766	(821,904)	3,983,163	158,627,966
Fidelity Series Small Cap Opportunities Fund	504,022,058	49,977,745	62,675,087	29,947,994	(2,669,036)	(18,010,513)	470,645,167
Fidelity Series Stock Selector Large Cap Value Fund	945,203,894	36,233,647	132,925,414	--	(2,183,572)	54,691,536	901,020,091
Fidelity Series Value Discovery Fund	662,160,913	26,494,662	86,141,856	--	(1,095,847)	28,192,527	629,610,399
	$13,794,086,957	$2,011,030,823	$1,913,061,143	$220,683,550	$(8,906,226)	$201,502,655	$14,084,653,066

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$9,790,751	$--	$9,790,751	$--
Domestic Equity Funds	7,879,051,877	7,879,051,877	--	--
International Equity Funds	5,138,525,729	5,138,525,729	--	--
Bond Funds	892,802,484	892,802,484	--	--
Short-Term Funds	180,672,565	180,672,565	--	--
Total Investments in Securities:	$14,100,843,406	$14,091,052,655	$9,790,751	$--
Derivative Instruments:
Assets
Futures Contracts	$592,734	$592,734	$--	$--
Total Assets	$592,734	$592,734	$--	$--
Liabilities
Futures Contracts	$(357,819)	$(357,819)	$--	$--
Total Liabilities	$(357,819)	$(357,819)	$--	$--
Total Derivative Instruments:	$234,915	$234,915	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$592,734	$(357,819)
Total Equity Risk	592,734	(357,819)
Total Value of Derivatives	$592,734	$(357,819)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $9,788,927)	$9,790,751
Fidelity Central Funds (cost $6,399,270)	6,399,589
Other affiliated issuers (cost $12,266,663,417)	14,084,653,066
Total Investment in Securities (cost $12,282,851,614)		$14,100,843,406
Receivable for investments sold		116,065,417
Receivable for fund shares sold		23,663,272
Distributions receivable from Fidelity Central Funds		11,527
Receivable for daily variation margin on futures contracts		233,142
Other receivables		13,757
Total assets		14,240,830,521
Liabilities
Payable for investments purchased	$90,183,354
Payable for fund shares redeemed	49,545,781
Accrued management fee	7,752,127
Total liabilities		147,481,262
Net Assets		$14,093,349,259
Net Assets consist of:
Paid in capital		$12,162,926,628
Total accumulated earnings (loss)		1,930,422,631
Net Assets		$14,093,349,259
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2045 Fund:
Net Asset Value, offering price and redemption price per share ($4,542,283,302 ÷ 402,934,160 shares)		$11.27
Class K:
Net Asset Value, offering price and redemption price per share ($7,786,176,778 ÷ 691,412,022 shares)		$11.26
Class K6:
Net Asset Value, offering price and redemption price per share ($1,764,889,179 ÷ 156,962,385 shares)		$11.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$74,465,276
Interest		58,780
Income from Fidelity Central Funds		228,108
Total income		74,752,164
Expenses
Management fee	$45,593,012
Independent trustees' fees and expenses	27,721
Total expenses		45,620,733
Net investment income (loss)		29,131,431
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	88,947
Affiliated issuers	(8,906,226)
Futures contracts	8,635,511
Capital gain distributions from underlying funds:
Affiliated issuers	146,218,274
Total net realized gain (loss)		146,036,506
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,817
Affiliated issuers	201,502,655
Futures contracts	343,416
Total change in net unrealized appreciation (depreciation)		201,847,888
Net gain (loss)		347,884,394
Net increase (decrease) in net assets resulting from operations		$377,015,825

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$29,131,431	$194,707,824
Net realized gain (loss)	146,036,506	887,454,912
Change in net unrealized appreciation (depreciation)	201,847,888	(831,779,207)
Net increase (decrease) in net assets resulting from operations	377,015,825	250,383,529
Distributions to shareholders	(560,203,081)	(922,311,809)
Share transactions - net increase (decrease)	463,043,476	1,180,095,049
Total increase (decrease) in net assets	279,856,220	508,166,769
Net Assets
Beginning of period	13,813,493,039	13,305,326,270
End of period	$14,093,349,259	$13,813,493,039

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2045 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$12.09	$11.00	$9.89	$10.84	$11.09
Income from Investment Operations
Net investment income (loss)A	.02	.16	.12	.15	.15	.17
Net realized and unrealized gain (loss)	.28	(.01)B	1.46	1.39	(.52)	.64
Total from investment operations	.30	.15	1.58	1.54	(.37)	.81
Distributions from net investment income	–	(.17)	(.13)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.47)	(.63)	(.35)	(.28)	(.43)	(.89)
Total distributions	(.47)	(.80)	(.49)C	(.43)	(.58)D	(1.06)E
Net asset value, end of period	$11.27	$11.44	$12.09	$11.00	$9.89	$10.84
Total ReturnF,G	2.69%	1.72%	14.48%	16.08%	(3.59)%	7.93%
Ratios to Average Net AssetsH,I
Expenses before reductions	.75%J	.75%	.63%K	- %L	- %L	- %L
Expenses net of fee waivers, if any	.75%J	.75%	.63%K	-%	-%	-%
Expenses net of all reductions	.75%J	.75%	.63%K	-%	-%	-%
Net investment income (loss)	.33%J	1.37%	1.04%	1.45%	1.48%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$4,542,283	$4,345,914	$4,144,152	$3,496,184	$2,912,972	$2,993,926
Portfolio turnover rateI	28%J	18%	17%M	15%	17%	21%

 A Calculated based on average shares outstanding during the period.

 B The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 C Total distributions of $.49 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.352 per share.

 D Total distributions of $.58 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.427 per share.

 E Total distributions of $1.06 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.886 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activities of Underlying Funds.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount represents less than .005%.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$12.08	$11.59
Income from Investment Operations
Net investment income (loss)B	.02	.17	.17
Net realized and unrealized gain (loss)	.28	(.01)C	.67
Total from investment operations	.30	.16	.84
Distributions from net investment income	–	(.18)	(.15)
Distributions from net realized gain	(.47)	(.63)	(.19)
Total distributions	(.47)	(.81)	(.35)D
Net asset value, end of period	$11.26	$11.43	$12.08
Total ReturnE,F	2.71%	1.83%	7.21%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%I	.64%	.65%I,J
Expenses net of all reductions	.64%I	.64%	.65%I,J
Net investment income (loss)	.44%I	1.47%	2.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$7,786,177	$7,982,073	$8,748,416
Portfolio turnover rateH	28%I	18%	17%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.35 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.194 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2045 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$12.09	$11.34
Income from Investment Operations
Net investment income (loss)B	.03	.18	.14
Net realized and unrealized gain (loss)	.28	(.01)C	.96
Total from investment operations	.31	.17	1.10
Distributions from net investment income	–	(.21)	(.16)
Distributions from net realized gain	(.48)	(.64)	(.19)
Total distributions	(.48)	(.85)	(.35)
Net asset value, end of period	$11.24	$11.41	$12.09
Total ReturnD,E	2.78%	1.95%	9.70%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.50%I	.50%H,I
Expenses net of fee waivers, if any	.49%H	.50%I	.50%H,I
Expenses net of all reductions	.49%H	.50%I	.50%H,I
Net investment income (loss)	.59%H	1.62%	1.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,764,889	$1,485,505	$412,758
Portfolio turnover rateG	28%H	18%	17%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series International Growth Fund	9.7
Fidelity Series International Value Fund	9.5
Fidelity Series Intrinsic Opportunities Fund	9.1
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Growth Company Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.1
Fidelity Series Blue Chip Growth Fund	3.7
72.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.9%
International Equity Funds	36.5%
Bond Funds	6.3%
Short-Term Funds	1.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2050 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.94% to 2.09% 10/17/19 to 11/29/19(a)
(Cost $8,401,849)	8,420,000	8,403,415
	Shares	Value

Domestic Equity Funds - 55.9%
Fidelity Series All-Sector Equity Fund (b)	25,502,134	$258,336,612
Fidelity Series Blue Chip Growth Fund (b)	34,131,312	454,970,386
Fidelity Series Commodity Strategy Fund (b)	93,815,799	430,614,519
Fidelity Series Growth Company Fund (b)	54,025,922	927,084,830
Fidelity Series Intrinsic Opportunities Fund (b)	71,444,337	1,116,674,992
Fidelity Series Large Cap Stock Fund (b)	68,580,091	993,725,524
Fidelity Series Large Cap Value Index Fund (b)	21,258,692	277,638,511
Fidelity Series Opportunistic Insights Fund (b)	28,077,379	505,954,365
Fidelity Series Small Cap Discovery Fund (b)	12,144,005	137,713,012
Fidelity Series Small Cap Opportunities Fund (b)	31,747,318	408,587,980
Fidelity Series Stock Selector Large Cap Value Fund (b)	62,727,898	782,216,894
Fidelity Series Value Discovery Fund (b)	42,013,359	546,593,797
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,851,593,675)		6,840,111,422

International Equity Funds - 36.5%
Fidelity Series Canada Fund (b)	12,333,607	136,533,029
Fidelity Series Emerging Markets Fund (b)	14,956,549	137,749,814
Fidelity Series Emerging Markets Opportunities Fund (b)	66,341,914	1,232,632,755
Fidelity Series International Growth Fund (b)	72,867,412	1,192,839,536
Fidelity Series International Small Cap Fund (b)	15,632,883	252,314,739
Fidelity Series International Value Fund (b)	122,077,706	1,159,738,207
Fidelity Series Overseas Fund (b)	35,214,181	349,324,675
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,985,698,048)		4,461,132,755

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	7,965,331	74,874,112
Fidelity Series Floating Rate High Income Fund (b)	1,637,202	15,209,611
Fidelity Series High Income Fund (b)	9,750,809	92,632,684
Fidelity Series Inflation-Protected Bond Index Fund (b)	19,771,610	199,297,830
Fidelity Series International Credit Fund (b)	517,143	5,414,483
Fidelity Series Investment Grade Bond Fund (b)	1,272,568	14,761,786
Fidelity Series Long-Term Treasury Bond Index Fund (b)	31,480,719	315,122,002
Fidelity Series Real Estate Income Fund (b)	5,140,787	57,628,228
TOTAL BOND FUNDS
(Cost $728,698,047)		774,940,736

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 1.96% (c)	5,560,042	5,561,154
Fidelity Series Government Money Market Fund 2.07% (b)(d)	121,007,639	121,007,639
Fidelity Series Short-Term Credit Fund (b)	3,007,198	30,312,554
TOTAL SHORT-TERM FUNDS
(Cost $156,547,226)		156,881,347
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $10,730,938,845)		12,241,469,675
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,521,821)
NET ASSETS - 100%		$12,234,947,854

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	254	Dec. 2019	$37,826,950	$135,714	$135,714
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	185	Dec. 2019	9,267,575	(312,276)	(312,276)

TOTAL PURCHASED					(176,562)

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	529	Dec. 2019	50,212,680	378,035	378,035
TOTAL FUTURES CONTRACTS					$201,473

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,209,428.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$194,588
Total	$194,588

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$293,843,071	$12,789,345	$62,279,000	$--	$(11,004,152)	$24,987,348	$258,336,612
Fidelity Series Blue Chip Growth Fund	523,099,724	69,312,600	93,672,663	46,981,884	3,076,792	(46,846,067)	454,970,386
Fidelity Series Canada Fund	112,771,368	19,534,987	4,536,103	--	2,615	8,760,162	136,533,029
Fidelity Series Commodity Strategy Fund	294,705,502	165,931,606	14,009,751	3,789,821	(3,035,801)	(12,977,037)	430,614,519
Fidelity Series Emerging Markets Debt Fund	73,982,269	6,304,678	3,933,733	2,212,918	(91,662)	(1,387,440)	74,874,112
Fidelity Series Emerging Markets Fund	115,587,225	33,373,029	4,177,143	--	(24,939)	(7,008,358)	137,749,814
Fidelity Series Emerging Markets Opportunities Fund	1,080,449,482	187,084,982	37,611,652	--	(1,699,621)	4,409,564	1,232,632,755
Fidelity Series Floating Rate High Income Fund	14,706,825	1,313,456	839,903	436,653	(15,246)	44,479	15,209,611
Fidelity Series Government Money Market Fund 2.07%	85,102,014	108,160,408	72,254,783	1,284,721	--	--	121,007,639
Fidelity Series Growth Company Fund	1,054,638,147	44,913,288	188,586,697	--	4,474,530	11,645,562	927,084,830
Fidelity Series High Income Fund	125,628,953	7,116,855	41,198,749	3,004,738	(1,155,395)	2,241,020	92,632,684
Fidelity Series Inflation-Protected Bond Index Fund	34,435,748	166,226,760	2,087,364	100,588	3,293	719,393	199,297,830
Fidelity Series International Credit Fund	5,048,144	98,881	--	67,089	--	267,458	5,414,483
Fidelity Series International Growth Fund	1,105,776,441	53,676,313	51,944,806	--	(813,763)	86,145,351	1,192,839,536
Fidelity Series International Small Cap Fund	255,452,528	12,629,179	25,802,278	--	(1,390,673)	11,425,983	252,314,739
Fidelity Series International Value Fund	1,034,233,769	145,344,922	44,520,891	--	(1,605,543)	26,285,950	1,159,738,207
Fidelity Series Intrinsic Opportunities Fund	1,195,816,331	105,281,786	125,593,016	47,438,448	(9,191,205)	(49,638,904)	1,116,674,992
Fidelity Series Investment Grade Bond Fund	71,212,556	33,386,182	93,796,967	1,325,302	3,744,456	215,559	14,761,786
Fidelity Series Large Cap Stock Fund	1,059,859,617	97,237,657	154,755,684	48,124,871	(2,696,173)	(5,919,893)	993,725,524
Fidelity Series Large Cap Value Index Fund	298,797,673	14,213,860	50,852,953	--	1,786,377	13,693,554	277,638,511
Fidelity Series Long-Term Treasury Bond Index Fund	423,345,503	40,275,038	192,283,241	5,045,403	12,591,966	31,192,736	315,122,002
Fidelity Series Opportunistic Insights Fund	546,327,032	24,856,455	82,426,511	--	2,575,155	14,622,234	505,954,365
Fidelity Series Overseas Fund	--	348,045,129	--	--	--	1,279,546	349,324,675
Fidelity Series Real Estate Income Fund	53,957,596	4,824,203	2,641,605	2,076,969	(10,172)	1,498,206	57,628,228
Fidelity Series Short-Term Credit Fund	23,391,782	13,893,700	7,257,550	351,790	16,785	267,837	30,312,554
Fidelity Series Small Cap Discovery Fund	137,433,557	11,545,493	14,001,191	3,087,647	(632,008)	3,367,161	137,713,012
Fidelity Series Small Cap Opportunities Fund	432,416,223	46,682,718	52,481,720	25,997,389	(1,993,485)	(16,035,756)	408,587,980
Fidelity Series Stock Selector Large Cap Value Fund	810,324,088	37,677,967	111,063,700	--	(477,163)	45,755,702	782,216,894
Fidelity Series Value Discovery Fund	567,694,681	27,441,700	71,939,710	--	(430,682)	23,827,808	546,593,797
	$11,830,037,849	$1,839,173,177	$1,606,549,364	$191,326,231	$(7,995,714)	$172,839,158	$12,227,505,106

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$8,403,415	$--	$8,403,415	$--
Domestic Equity Funds	6,840,111,422	6,840,111,422	--	--
International Equity Funds	4,461,132,755	4,461,132,755	--	--
Bond Funds	774,940,736	774,940,736	--	--
Short-Term Funds	156,881,347	156,881,347	--	--
Total Investments in Securities:	$12,241,469,675	$12,233,066,260	$8,403,415	$--
Derivative Instruments:
Assets
Futures Contracts	$513,749	$513,749	$--	$--
Total Assets	$513,749	$513,749	$--	$--
Liabilities
Futures Contracts	$(312,276)	$(312,276)	$--	$--
Total Liabilities	$(312,276)	$(312,276)	$--	$--
Total Derivative Instruments:	$201,473	$201,473	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$513,749	$(312,276)
Total Equity Risk	513,749	(312,276)
Total Value of Derivatives	$513,749	$(312,276)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,401,849)	$8,403,415
Fidelity Central Funds (cost $5,560,868)	5,561,154
Other affiliated issuers (cost $10,716,976,128)	12,227,505,106
Total Investment in Securities (cost $10,730,938,845)		$12,241,469,675
Receivable for investments sold		107,495,801
Receivable for fund shares sold		20,266,132
Distributions receivable from Fidelity Central Funds		10,119
Receivable for daily variation margin on futures contracts		197,313
Other receivables		11,736
Total assets		12,369,450,776
Liabilities
Payable for investments purchased	$77,133,028
Payable for fund shares redeemed	50,632,795
Accrued management fee	6,737,099
Total liabilities		134,502,922
Net Assets		$12,234,947,854
Net Assets consist of:
Paid in capital		$10,633,502,536
Total accumulated earnings (loss)		1,601,445,318
Net Assets		$12,234,947,854
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2050 Fund:
Net Asset Value, offering price and redemption price per share ($3,852,937,543 ÷ 339,373,637 shares)		$11.35
Class K:
Net Asset Value, offering price and redemption price per share ($6,968,241,978 ÷ 614,539,015 shares)		$11.34
Class K6:
Net Asset Value, offering price and redemption price per share ($1,413,768,333 ÷ 124,738,040 shares)		$11.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$64,468,875
Interest		50,464
Income from Fidelity Central Funds		194,588
Total income		64,713,927
Expenses
Management fee	$39,463,899
Independent trustees' fees and expenses	23,896
Total expenses		39,487,795
Net investment income (loss)		25,226,132
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,177
Affiliated issuers	(7,995,714)
Futures contracts	7,345,599
Capital gain distributions from underlying funds:
Affiliated issuers	126,857,356
Total net realized gain (loss)		126,240,418
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,561
Affiliated issuers	172,839,158
Futures contracts	268,589
Total change in net unrealized appreciation (depreciation)		173,109,308
Net gain (loss)		299,349,726
Net increase (decrease) in net assets resulting from operations		$324,575,858

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$25,226,132	$166,099,822
Net realized gain (loss)	126,240,418	744,254,777
Change in net unrealized appreciation (depreciation)	173,109,308	(693,755,744)
Net increase (decrease) in net assets resulting from operations	324,575,858	216,598,855
Distributions to shareholders	(478,101,914)	(772,525,632)
Share transactions - net increase (decrease)	541,914,073	1,146,558,939
Total increase (decrease) in net assets	388,388,017	590,632,162
Net Assets
Beginning of period	11,846,559,837	11,255,927,675
End of period	$12,234,947,854	$11,846,559,837

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2050 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.52	$12.16	$11.05	$9.93	$10.90	$11.15
Income from Investment Operations
Net investment income (loss)A	.02	.16	.12	.15	.15	.17
Net realized and unrealized gain (loss)	.28	–B	1.48	1.40	(.52)	.65
Total from investment operations	.30	.16	1.60	1.55	(.37)	.82
Distributions from net investment income	–	(.17)	(.14)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.47)	(.63)	(.35)	(.28)	(.44)	(.89)
Total distributions	(.47)	(.80)	(.49)	(.43)	(.60)	(1.07)
Net asset value, end of period	$11.35	$11.52	$12.16	$11.05	$9.93	$10.90
Total ReturnC,D	2.66%	1.73%	14.59%	16.11%	(3.65)%	7.91%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.63%H	- %I	- %I	- %I
Expenses net of fee waivers, if any	.75%G	.75%	.63%H	-%	-%	-%
Expenses net of all reductions	.75%G	.75%	.63%H	-%	-%	-%
Net investment income (loss)	.33%G	1.37%	1.04%	1.45%	1.49%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$3,852,938	$3,679,538	$3,452,997	$2,884,830	$2,363,381	$2,375,308
Portfolio turnover rateF	27%G	18%	16%J	15%	17%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount represents less than .005%.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.50	$12.14	$11.65
Income from Investment Operations
Net investment income (loss)B	.02	.17	.17
Net realized and unrealized gain (loss)	.29	–C	.67
Total from investment operations	.31	.17	.84
Distributions from net investment income	–	(.18)	(.15)
Distributions from net realized gain	(.47)	(.63)	(.19)
Total distributions	(.47)	(.81)	(.35)D
Net asset value, end of period	$11.34	$11.50	$12.14
Total ReturnE,F	2.77%	1.82%	7.18%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%I	.64%	.65%I,J
Expenses net of all reductions	.64%I	.64%	.65%I,J
Net investment income (loss)	.44%I	1.48%	2.04%I
Supplemental Data
Net assets, end of period (000 omitted)	$6,968,242	$6,982,416	$7,475,339
Portfolio turnover rateH	27%I	18%	16%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.35 per share is comprised of distributions from net investment income of $.154 and distributions from net realized gain of $.194 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2050 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.49	$12.15	$11.40
Income from Investment Operations
Net investment income (loss)B	.03	.19	.14
Net realized and unrealized gain (loss)	.29	(.01)C	.96
Total from investment operations	.32	.18	1.10
Distributions from net investment income	–	(.21)	(.16)
Distributions from net realized gain	(.48)	(.63)	(.19)
Total distributions	(.48)	(.84)	(.35)
Net asset value, end of period	$11.33	$11.49	$12.15
Total ReturnD,E	2.82%	1.96%	9.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.50%I	.50%H,I
Expenses net of fee waivers, if any	.49%H	.50%I	.50%H,I
Expenses net of all reductions	.49%H	.50%I	.50%H,I
Net investment income (loss)	.59%H	1.62%	1.42%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,413,768	$1,184,606	$327,591
Portfolio turnover rateG	27%H	18%	16%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series International Growth Fund	9.7
Fidelity Series International Value Fund	9.5
Fidelity Series Intrinsic Opportunities Fund	9.1
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Growth Company Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.1
Fidelity Series Blue Chip Growth Fund	3.7
72.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.9%
International Equity Funds	36.5%
Bond Funds	6.3%
Short-Term Funds	1.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2055 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.94% to 2.09% 10/17/19 to 11/29/19(a)
(Cost $3,741,878)	3,750,000	3,742,571
	Shares	Value

Domestic Equity Funds - 55.9%
Fidelity Series All-Sector Equity Fund (b)	11,725,035	$118,774,605
Fidelity Series Blue Chip Growth Fund (b)	15,682,032	209,041,488
Fidelity Series Commodity Strategy Fund (b)	43,089,708	197,781,758
Fidelity Series Growth Company Fund (b)	24,823,525	425,971,681
Fidelity Series Intrinsic Opportunities Fund (b)	32,825,326	513,059,846
Fidelity Series Large Cap Stock Fund (b)	31,510,182	456,582,537
Fidelity Series Large Cap Value Index Fund (b)	9,773,506	127,641,984
Fidelity Series Opportunistic Insights Fund (b)	12,900,956	232,475,226
Fidelity Series Small Cap Discovery Fund (b)	5,579,045	63,266,366
Fidelity Series Small Cap Opportunities Fund (b)	14,591,668	187,794,762
Fidelity Series Stock Selector Large Cap Value Fund (b)	28,788,323	358,990,389
Fidelity Series Value Discovery Fund (b)	19,307,542	251,191,126
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,940,795,176)		3,142,571,768

International Equity Funds - 36.5%
Fidelity Series Canada Fund (b)	5,665,645	62,718,692
Fidelity Series Emerging Markets Fund (b)	6,870,039	63,273,061
Fidelity Series Emerging Markets Opportunities Fund (b)	30,472,752	566,183,740
Fidelity Series International Growth Fund (b)	33,372,691	546,310,958
Fidelity Series International Small Cap Fund (b)	7,244,542	116,926,915
Fidelity Series International Value Fund (b)	56,111,049	533,054,963
Fidelity Series Overseas Fund (b)	16,229,626	160,997,895
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,932,421,043)		2,049,466,224

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	3,596,243	33,804,685
Fidelity Series Floating Rate High Income Fund (b)	762,485	7,083,483
Fidelity Series High Income Fund (b)	4,462,313	42,391,973
Fidelity Series Inflation-Protected Bond Index Fund (b)	9,098,440	91,712,280
Fidelity Series International Credit Fund(b)	174,744	1,829,575
Fidelity Series Investment Grade Bond Fund (b)	597,178	6,927,264
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,460,521	144,749,818
Fidelity Series Real Estate Income Fund (b)	2,402,966	26,937,250
TOTAL BOND FUNDS
(Cost $333,756,520)		355,436,328

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 1.96% (c)	2,553,751	2,554,262
Fidelity Series Government Money Market Fund 2.07% (b)(d)	55,584,761	55,584,761
Fidelity Series Short-Term Credit Fund (b)	1,381,407	13,924,583
TOTAL SHORT-TERM FUNDS
(Cost $71,895,427)		72,063,606
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $5,282,610,044)		5,623,280,497
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,971,076)
NET ASSETS - 100%		$5,620,309,421

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	113	Dec. 2019	$16,828,525	$60,379	$60,379
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	85	Dec. 2019	4,258,075	(143,518)	(143,518)

TOTAL PURCHASED					(83,139)

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	244	Dec. 2019	23,160,480	173,848	173,848
TOTAL FUTURES CONTRACTS					$90,709

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,307,005.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$81,021
Total	$81,021

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$126,040,895	$10,595,471	$24,104,854	$--	$(3,172,298)	$9,415,391	$118,774,605
Fidelity Series Blue Chip Growth Fund	228,647,841	39,945,649	39,356,020	21,505,866	319,182	(20,515,164)	209,041,488
Fidelity Series Canada Fund	49,210,225	11,127,460	1,542,342	--	13,868	3,909,481	62,718,692
Fidelity Series Commodity Strategy Fund	128,618,659	81,135,473	4,738,694	1,734,456	(196,909)	(7,036,771)	197,781,758
Fidelity Series Emerging Markets Debt Fund	31,485,741	4,375,675	1,391,676	973,465	3,847	(668,902)	33,804,685
Fidelity Series Emerging Markets Fund	50,365,991	17,354,795	1,302,346	--	(6,395)	(3,138,984)	63,273,061
Fidelity Series Emerging Markets Opportunities Fund	470,525,029	106,166,840	11,722,603	--	(24,596)	1,239,070	566,183,740
Fidelity Series Floating Rate High Income Fund	6,441,396	927,055	296,949	198,010	(21)	12,002	7,083,483
Fidelity Series Government Money Market Fund 2.07%	37,109,170	50,981,527	32,505,936	578,106	--	--	55,584,761
Fidelity Series Growth Company Fund	460,565,852	37,051,337	78,646,316	--	(370,401)	7,371,209	425,971,681
Fidelity Series High Income Fund	54,731,749	4,790,503	17,611,990	1,345,211	(655,490)	1,137,201	42,391,973
Fidelity Series Inflation-Protected Bond Index Fund	15,013,794	77,280,648	885,487	45,494	2,560	300,765	91,712,280
Fidelity Series International Credit Fund	1,705,788	22,669	--	22,670	--	101,118	1,829,575
Fidelity Series International Growth Fund	482,103,791	44,652,134	18,425,420	--	622,797	37,357,656	546,310,958
Fidelity Series International Small Cap Fund	111,391,005	10,620,466	9,546,307	--	(507,877)	4,969,628	116,926,915
Fidelity Series International Value Fund	451,195,414	87,326,321	16,583,663	--	128,370	10,988,521	533,054,963
Fidelity Series Intrinsic Opportunities Fund	526,194,265	69,057,207	55,457,838	21,711,557	(4,280,007)	(22,453,781)	513,059,846
Fidelity Series Investment Grade Bond Fund	30,273,003	17,227,019	42,373,598	597,319	1,692,003	108,837	6,927,264
Fidelity Series Large Cap Stock Fund	463,557,362	61,985,672	64,810,112	21,703,480	(818,513)	(3,331,872)	456,582,537
Fidelity Series Large Cap Value Index Fund	130,877,508	11,738,443	21,924,791	--	500,256	6,450,568	127,641,984
Fidelity Series Long-Term Treasury Bond Index Fund	184,594,050	25,733,814	85,477,699	2,268,221	5,381,671	14,517,982	144,749,818
Fidelity Series Opportunistic Insights Fund	238,979,253	20,576,058	34,437,468	--	305,893	7,051,490	232,475,226
Fidelity Series Overseas Fund	--	160,396,140	--	--	--	601,755	160,997,895
Fidelity Series Real Estate Income Fund	23,953,808	3,241,943	933,893	957,656	5,686	669,706	26,937,250
Fidelity Series Short-Term Credit Fund	10,173,937	6,685,148	3,062,399	158,181	6,755	121,142	13,924,583
Fidelity Series Small Cap Discovery Fund	60,105,304	7,574,137	5,655,872	1,383,746	(183,196)	1,425,993	63,266,366
Fidelity Series Small Cap Opportunities Fund	188,990,474	28,997,033	21,804,393	11,900,097	(607,195)	(7,781,157)	187,794,762
Fidelity Series Stock Selector Large Cap Value Fund	353,379,470	31,087,636	45,720,358	--	(295,287)	20,538,928	358,990,389
Fidelity Series Value Discovery Fund	247,639,583	22,579,045	29,522,552	--	(23,173)	10,518,223	251,191,126
	$5,163,870,357	$1,051,233,318	$669,841,576	$87,083,535	$(2,158,470)	$73,880,035	$5,616,983,664

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$3,742,571	$--	$3,742,571	$--
Domestic Equity Funds	3,142,571,768	3,142,571,768	--	--
International Equity Funds	2,049,466,224	2,049,466,224	--	--
Bond Funds	355,436,328	355,436,328	--	--
Short-Term Funds	72,063,606	72,063,606	--	--
Total Investments in Securities:	$5,623,280,497	$5,619,537,926	$3,742,571	$--
Derivative Instruments:
Assets
Futures Contracts	$234,227	$234,227	$--	$--
Total Assets	$234,227	$234,227	$--	$--
Liabilities
Futures Contracts	$(143,518)	$(143,518)	$--	$--
Total Liabilities	$(143,518)	$(143,518)	$--	$--
Total Derivative Instruments:	$90,709	$90,709	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$234,227	$(143,518)
Total Equity Risk	234,227	(143,518)
Total Value of Derivatives	$234,227	$(143,518)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,741,878)	$3,742,571
Fidelity Central Funds (cost $2,554,113)	2,554,262
Other affiliated issuers (cost $5,276,314,053)	5,616,983,664
Total Investment in Securities (cost $5,282,610,044)		$5,623,280,497
Receivable for investments sold		54,386,918
Receivable for fund shares sold		13,445,405
Distributions receivable from Fidelity Central Funds		4,781
Receivable for daily variation margin on futures contracts		91,836
Other receivables		4,814
Total assets		5,691,214,251
Liabilities
Payable for investments purchased	$34,124,324
Payable for fund shares redeemed	33,708,113
Accrued management fee	3,072,393
Total liabilities		70,904,830
Net Assets		$5,620,309,421
Net Assets consist of:
Paid in capital		$5,246,403,938
Total accumulated earnings (loss)		373,905,483
Net Assets		$5,620,309,421
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2055 Fund:
Net Asset Value, offering price and redemption price per share ($1,645,938,929 ÷ 127,277,685 shares)		$12.93
Class K:
Net Asset Value, offering price and redemption price per share ($3,306,918,838 ÷ 255,870,550 shares)		$12.92
Class K6:
Net Asset Value, offering price and redemption price per share ($667,451,654 ÷ 51,680,205 shares)		$12.92

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$29,149,967
Interest		22,460
Income from Fidelity Central Funds		81,021
Total income		29,253,448
Expenses
Management fee	$17,651,838
Independent trustees' fees and expenses	10,611
Total expenses before reductions	17,662,449
Expense reductions	(14)
Total expenses after reductions		17,662,435
Net investment income (loss)		11,591,013
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	23,047
Affiliated issuers	(2,158,470)
Futures contracts	2,799,311
Capital gain distributions from underlying funds:
Affiliated issuers	57,933,568
Total net realized gain (loss)		58,597,456
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	691
Affiliated issuers	73,880,035
Futures contracts	255,585
Total change in net unrealized appreciation (depreciation)		74,136,311
Net gain (loss)		132,733,767
Net increase (decrease) in net assets resulting from operations		$144,324,780

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,591,013	$70,258,957
Net realized gain (loss)	58,597,456	281,144,900
Change in net unrealized appreciation (depreciation)	74,136,311	(256,701,285)
Net increase (decrease) in net assets resulting from operations	144,324,780	94,702,572
Distributions to shareholders	(203,260,039)	(280,535,469)
Share transactions - net increase (decrease)	508,700,077	962,985,488
Total increase (decrease) in net assets	449,764,818	777,152,591
Net Assets
Beginning of period	5,170,544,603	4,393,392,012
End of period	$5,620,309,421	$5,170,544,603

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2055 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.10	$13.70	$12.41	$11.08	$12.06	$11.73
Income from Investment Operations
Net investment income (loss)A	.02	.19	.14	.17	.17	.19
Net realized and unrealized gain (loss)	.32	–B	1.64	1.57	(.59)	.72
Total from investment operations	.34	.19	1.78	1.74	(.42)	.91
Distributions from net investment income	–	(.19)	(.15)	(.16)	(.17)	(.18)
Distributions from net realized gain	(.51)	(.60)	(.34)	(.25)	(.39)	(.39)
Total distributions	(.51)	(.79)	(.49)	(.41)	(.56)	(.58)C
Net asset value, end of period	$12.93	$13.10	$13.70	$12.41	$11.08	$12.06
Total ReturnD,E	2.66%	1.73%	14.49%	16.17%	(3.69)%	7.98%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.64%I	- %J	- %J	- %J
Expenses net of fee waivers, if any	.75%H	.75%	.64%I	-%	-%	-%
Expenses net of all reductions	.75%H	.75%	.64%I	-%	-%	-%
Net investment income (loss)	.34%H	1.40%	1.06%	1.46%	1.51%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$1,645,939	$1,490,393	$1,265,311	$922,284	$649,621	$527,231
Portfolio turnover rateG	25%H	18%	15%K	18%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.394 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.09	$13.69	$13.11
Income from Investment Operations
Net investment income (loss)B	.03	.20	.19
Net realized and unrealized gain (loss)	.31	–C	.76
Total from investment operations	.34	.20	.95
Distributions from net investment income	–	(.20)	(.17)
Distributions from net realized gain	(.51)	(.60)	(.20)
Total distributions	(.51)	(.80)	(.37)
Net asset value, end of period	$12.92	$13.09	$13.69
Total ReturnD,E	2.68%	1.84%	7.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%	.65%H,I
Expenses net of fee waivers, if any	.64%H	.64%	.65%H,I
Expenses net of all reductions	.64%H	.64%	.65%H,I
Net investment income (loss)	.44%H	1.50%	2.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,306,919	$3,138,528	$2,992,599
Portfolio turnover rateG	25%H	18%	15%J

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2055 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.08	$13.70	$12.83
Income from Investment Operations
Net investment income (loss)B	.04	.21	.16
Net realized and unrealized gain (loss)	.32	–C	1.09
Total from investment operations	.36	.21	1.25
Distributions from net investment income	–	(.23)	(.17)
Distributions from net realized gain	(.52)	(.60)	(.20)
Total distributions	(.52)	(.83)	(.38)D
Net asset value, end of period	$12.92	$13.08	$13.70
Total ReturnE,F	2.83%	1.97%	9.70%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%I	.50%J	.50%I,J
Expenses net of fee waivers, if any	.49%I	.50%J	.50%I,J
Expenses net of all reductions	.49%I	.50%J	.50%I,J
Net investment income (loss)	.59%I	1.65%	1.43%I
Supplemental Data
Net assets, end of period (000 omitted)	$667,452	$541,624	$135,481
Portfolio turnover rateH	25%I	18%	15%K

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.38 per share is comprised of distributions from net investment income of $.174 and distributions from net realized gain of $.202 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series International Growth Fund	9.7
Fidelity Series International Value Fund	9.5
Fidelity Series Intrinsic Opportunities Fund	9.1
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Growth Company Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	4.5
Fidelity Series Opportunistic Insights Fund	4.1
Fidelity Series Blue Chip Growth Fund	3.7
72.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.9%
International Equity Funds	36.5%
Bond Funds	6.3%
Short-Term Funds	1.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2060 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.94% to 2.09% 10/17/19 to 11/29/19(a)
(Cost $1,027,740)	1,030,000	1,027,932
	Shares	Value

Domestic Equity Funds - 55.9%
Fidelity Series All-Sector Equity Fund (b)	3,306,100	$33,490,790
Fidelity Series Blue Chip Growth Fund (b)	4,414,984	58,851,734
Fidelity Series Commodity Strategy Fund (b)	12,127,014	55,662,993
Fidelity Series Growth Company Fund (b)	6,990,614	119,958,942
Fidelity Series Intrinsic Opportunities Fund (b)	9,243,169	144,470,728
Fidelity Series Large Cap Stock Fund (b)	8,873,186	128,572,463
Fidelity Series Large Cap Value Index Fund(b)	2,755,408	35,985,635
Fidelity Series Opportunistic Insights Fund (b)	3,632,355	65,455,043
Fidelity Series Small Cap Discovery Fund (b)	1,531,765	17,370,219
Fidelity Series Small Cap Opportunities Fund (b)	4,111,592	52,916,190
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,102,954	101,043,833
Fidelity Series Value Discovery Fund (b)	5,438,792	70,758,685
TOTAL DOMESTIC EQUITY FUNDS
(Cost $879,898,378)		884,537,255

International Equity Funds - 36.5%
Fidelity Series Canada Fund (b)	1,594,864	17,655,146
Fidelity Series Emerging Markets Fund (b)	1,933,488	17,807,429
Fidelity Series Emerging Markets Opportunities Fund (b)	8,576,294	159,347,540
Fidelity Series International Growth Fund (b)	9,330,212	152,735,576
Fidelity Series International Small Cap Fund (b)	2,066,401	33,351,719
Fidelity Series International Value Fund (b)	15,820,461	150,294,382
Fidelity Series Overseas Fund (b)	4,595,389	45,586,256
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $561,466,462)		576,778,048

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	1,017,704	9,566,421
Fidelity Series Floating Rate High Income Fund (b)	222,503	2,067,057
Fidelity Series High Income Fund (b)	1,264,415	12,011,945
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,558,863	25,793,338
Fidelity Series International Credit Fund (b)	25,632	268,364
Fidelity Series Investment Grade Bond Fund (b)	167,297	1,940,642
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,069,866	40,739,355
Fidelity Series Real Estate Income Fund (b)	687,780	7,710,019
TOTAL BOND FUNDS
(Cost $93,752,430)		100,097,141

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 1.96% (c)	722,783	722,927
Fidelity Series Government Money Market Fund 2.07% (b)(d)	15,634,036	15,634,036
Fidelity Series Short-Term Credit Fund (b)	388,550	3,916,580
TOTAL SHORT-TERM FUNDS
(Cost $20,221,208)		20,273,543
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,556,366,218)		1,582,713,919
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(829,561)
NET ASSETS - 100%		$1,581,884,358

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	32	Dec. 2019	$4,765,600	$17,111	$17,111
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	24	Dec. 2019	1,202,280	(40,510)	(40,510)

TOTAL PURCHASED					(23,399)

Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	68	Dec. 2019	6,454,560	48,163	48,163
TOTAL FUTURES CONTRACTS					$24,764

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $930,015.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,430
Total	$20,430

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$29,947,285	$6,385,351	$4,484,986	$--	$(432,971)	$2,076,111	$33,490,790
Fidelity Series Blue Chip Growth Fund	57,192,555	17,113,273	9,633,080	5,996,651	(42,463)	(5,778,551)	58,851,734
Fidelity Series Canada Fund	12,292,894	4,674,614	347,972	--	4,441	1,031,169	17,655,146
Fidelity Series Commodity Strategy Fund	32,110,355	26,552,359	1,074,628	483,493	(8,252)	(1,916,841)	55,662,993
Fidelity Series Emerging Markets Debt Fund	7,740,612	2,283,723	271,331	257,763	(8,955)	(177,628)	9,566,421
Fidelity Series Emerging Markets Fund	12,552,754	6,360,215	279,227	--	(3,720)	(822,593)	17,807,429
Fidelity Series Emerging Markets Opportunities Fund	117,006,846	44,524,121	2,514,678	--	91,603	239,648	159,347,540
Fidelity Series Floating Rate High Income Fund	1,634,093	488,231	57,774	54,098	(233)	2,740	2,067,057
Fidelity Series Government Money Market Fund 2.07%	9,263,487	15,056,465	8,685,916	153,830	--	--	15,634,036
Fidelity Series Growth Company Fund	115,099,886	22,137,089	18,943,527	--	(371,748)	2,037,242	119,958,942
Fidelity Series High Income Fund	13,628,652	2,450,637	4,193,594	360,442	(83,386)	209,636	12,011,945
Fidelity Series Inflation-Protected Bond Index Fund	3,747,611	22,190,793	220,987	12,288	192	75,729	25,793,338
Fidelity Series International Credit Fund	250,207	3,325	--	3,325	--	14,832	268,364
Fidelity Series International Growth Fund	119,833,004	26,612,327	3,579,345	--	75,948	9,793,642	152,735,576
Fidelity Series International Small Cap Fund	27,790,262	6,333,939	1,936,199	--	(142,055)	1,305,772	33,351,719
Fidelity Series International Value Fund	112,865,444	38,045,327	3,579,345	--	(70,870)	3,033,826	150,294,382
Fidelity Series Intrinsic Opportunities Fund	130,197,996	34,001,151	12,443,490	6,054,193	(1,450,012)	(5,834,917)	144,470,728
Fidelity Series Investment Grade Bond Fund	7,682,189	5,448,477	11,671,103	158,534	452,786	28,293	1,940,642
Fidelity Series Large Cap Stock Fund	116,163,701	29,690,921	16,051,140	5,834,029	(419,845)	(811,174)	128,572,463
Fidelity Series Large Cap Value Index Fund	32,720,731	6,874,331	5,458,991	--	27,634	1,821,930	35,985,635
Fidelity Series Long-Term Treasury Bond Index Fund	46,093,036	11,415,466	22,113,049	600,111	1,381,311	3,962,591	40,739,355
Fidelity Series Opportunistic Insights Fund	59,941,148	12,165,864	8,397,602	--	(124,815)	1,870,448	65,455,043
Fidelity Series Overseas Fund	--	45,405,672	--	--	--	180,584	45,586,256
Fidelity Series Real Estate Income Fund	6,087,554	1,625,105	182,059	264,838	1,115	178,304	7,710,019
Fidelity Series Short-Term Credit Fund	2,549,041	2,106,035	772,492	42,253	1,286	32,710	3,916,580
Fidelity Series Small Cap Discovery Fund	15,230,898	3,664,060	1,867,120	367,719	(103,140)	445,521	17,370,219
Fidelity Series Small Cap Opportunities Fund	47,492,096	13,266,355	5,417,307	3,317,999	(249,050)	(2,175,904)	52,916,190
Fidelity Series Stock Selector Large Cap Value Fund	88,184,549	18,369,192	10,872,572	--	(240,642)	5,603,306	101,043,833
Fidelity Series Value Discovery Fund	61,913,982	13,213,505	7,166,375	--	(143,727)	2,941,300	70,758,685
	$1,287,212,868	$438,457,923	$162,215,889	$23,961,566	$(1,859,568)	$19,367,726	$1,580,963,060

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,027,932	$--	$1,027,932	$--
Domestic Equity Funds	884,537,255	884,537,255	--	--
International Equity Funds	576,778,048	576,778,048	--	--
Bond Funds	100,097,141	100,097,141	--	--
Short-Term Funds	20,273,543	20,273,543	--	--
Total Investments in Securities:	$1,582,713,919	$1,581,685,987	$1,027,932	$--
Derivative Instruments:
Assets
Futures Contracts	$65,274	$65,274	$--	$--
Total Assets	$65,274	$65,274	$--	$--
Liabilities
Futures Contracts	$(40,510)	$(40,510)	$--	$--
Total Liabilities	$(40,510)	$(40,510)	$--	$--
Total Derivative Instruments:	$24,764	$24,764	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$65,274	$(40,510)
Total Equity Risk	65,274	(40,510)
Total Value of Derivatives	$65,274	$(40,510)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,027,740)	$1,027,932
Fidelity Central Funds (cost $722,888)	722,927
Other affiliated issuers (cost $1,554,615,590)	1,580,963,060
Total Investment in Securities (cost $1,556,366,218)		$1,582,713,919
Receivable for investments sold		15,405,428
Receivable for fund shares sold		5,715,875
Distributions receivable from Fidelity Central Funds		1,306
Receivable for daily variation margin on futures contracts		25,320
Other receivables		1,001
Total assets		1,603,862,849
Liabilities
Payable for investments purchased	$9,557,716
Payable for fund shares redeemed	11,563,655
Accrued management fee	857,120
Total liabilities		21,978,491
Net Assets		$1,581,884,358
Net Assets consist of:
Paid in capital		$1,545,320,053
Total accumulated earnings (loss)		36,564,305
Net Assets		$1,581,884,358
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2060 Fund:
Net Asset Value, offering price and redemption price per share ($447,435,756 ÷ 38,375,203 shares)		$11.66
Class K:
Net Asset Value, offering price and redemption price per share ($951,845,193 ÷ 81,701,012 shares)		$11.65
Class K6:
Net Asset Value, offering price and redemption price per share ($182,603,409 ÷ 15,668,565 shares)		$11.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,896,571
Interest		5,919
Income from Fidelity Central Funds		20,430
Total income		7,922,920
Expenses
Management fee	$4,689,839
Independent trustees' fees and expenses	2,744
Total expenses before reductions	4,692,583
Expense reductions	(24)
Total expenses after reductions		4,692,559
Net investment income (loss)		3,230,361
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,885
Affiliated issuers	(1,859,568)
Futures contracts	697,281
Capital gain distributions from underlying funds:
Affiliated issuers	16,064,995
Total net realized gain (loss)		14,907,593
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	191
Affiliated issuers	19,367,726
Futures contracts	59,886
Total change in net unrealized appreciation (depreciation)		19,427,803
Net gain (loss)		34,335,396
Net increase (decrease) in net assets resulting from operations		$37,565,757

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,230,361	$15,717,482
Net realized gain (loss)	14,907,593	59,347,062
Change in net unrealized appreciation (depreciation)	19,427,803	(50,294,411)
Net increase (decrease) in net assets resulting from operations	37,565,757	24,770,133
Distributions to shareholders	(46,195,619)	(52,942,972)
Share transactions - net increase (decrease)	301,619,311	499,126,039
Total increase (decrease) in net assets	292,989,449	470,953,200
Net Assets
Beginning of period	1,288,894,909	817,941,709
End of period	$1,581,884,358	$1,288,894,909

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2060 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015A
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$12.20	$11.01	$9.78	$10.45	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.17	.13	.16	.16	.10
Net realized and unrealized gain (loss)	.29	.01	1.46	1.37	(.53)	.52
Total from investment operations	.31	.18	1.59	1.53	(.37)	.62
Distributions from net investment income	–	(.16)	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.41)	(.45)	(.26)	(.17)	(.17)	(.07)
Total distributions	(.41)	(.62)C	(.40)D	(.30)	(.30)E	(.17)
Net asset value, end of period	$11.66	$11.76	$12.20	$11.01	$9.78	$10.45
Total ReturnF,G	2.66%	1.78%	14.50%	16.01%	(3.67)%	6.22%
Ratios to Average Net AssetsH,I
Expenses before reductions	.75%J	.75%	.66%K	- %L	- %L	- %J,L
Expenses net of fee waivers, if any	.75%J	.75%	.66%K	-%	-%	- %J
Expenses net of all reductions	.75%J	.75%	.66%K	-%	-%	- %J
Net investment income (loss)	.36%J	1.46%	1.09%	1.54%	1.67%	1.54%J
Supplemental Data
Net assets, end of period (000 omitted)	$447,436	$367,472	$241,896	$116,155	$47,019	$8,968
Portfolio turnover rateI	23%J	16%	11%M	21%	31%	28%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.62 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.454 per share.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.263 per share.

 E Total distributions of $.30 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.174 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount represents less than .005%.

 M The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.74	$12.19	$11.65
Income from Investment Operations
Net investment income (loss)B	.03	.19	.16
Net realized and unrealized gain (loss)	.29	(.01)C	.68
Total from investment operations	.32	.18	.84
Distributions from net investment income	–	(.17)	(.15)
Distributions from net realized gain	(.41)	(.45)	(.15)
Total distributions	(.41)	(.63)D	(.30)
Net asset value, end of period	$11.65	$11.74	$12.19
Total ReturnE,F	2.77%	1.80%	7.19%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.64%	.65%I,J
Expenses net of fee waivers, if any	.64%I	.64%	.65%I,J
Expenses net of all reductions	.64%I	.64%	.65%I,J
Net investment income (loss)	.46%I	1.57%	1.92%I
Supplemental Data
Net assets, end of period (000 omitted)	$951,845	$784,848	$549,158
Portfolio turnover rateH	23%I	16%	11%K

 A For the period July 20, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.63 per share is comprised of distributions from net investment income of $.172 and distributions from net realized gain of $.454 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2060 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.75	$12.20	$11.40
Income from Investment Operations
Net investment income (loss)B	.04	.20	.14
Net realized and unrealized gain (loss)	.27	–C	.96
Total from investment operations	.31	.20	1.10
Distributions from net investment income	–	(.20)	(.15)
Distributions from net realized gain	(.41)	(.45)	(.15)
Total distributions	(.41)	(.65)	(.30)
Net asset value, end of period	$11.65	$11.75	$12.20
Total ReturnD,E	2.74%	2.05%	9.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.50%I	.50%H,I
Expenses net of fee waivers, if any	.49%H	.50%I	.50%H,I
Expenses net of all reductions	.49%H	.50%I	.50%H,I
Net investment income (loss)	.61%H	1.71%	1.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$182,603	$136,574	$26,888
Portfolio turnover rateG	23%H	16%	11%J

 A For the period June 7, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series International Value Fund	9.4
Fidelity Series International Growth Fund	9.4
Fidelity Series Intrinsic Opportunities Fund	9.1
Fidelity Series Large Cap Stock Fund	8.1
Fidelity Series Growth Company Fund	7.6
Fidelity Series Stock Selector Large Cap Value Fund	6.4
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Opportunistic Insights Fund	4.2
Fidelity Series Blue Chip Growth Fund	3.7
72.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.3%
Bond Funds	6.4%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® 2065 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	6,021	$60,998
Fidelity Series Blue Chip Growth Fund (a)	7,710	102,781
Fidelity Series Commodity Strategy Fund (a)	21,102	96,856
Fidelity Series Growth Company Fund (a)	12,180	209,017
Fidelity Series Intrinsic Opportunities Fund (a)	16,128	252,087
Fidelity Series Large Cap Stock Fund (a)	15,464	224,077
Fidelity Series Large Cap Value Index Fund (a)	4,775	62,364
Fidelity Series Opportunistic Insights Fund (a)	6,355	114,512
Fidelity Series Small Cap Discovery Fund (a)	2,701	30,629
Fidelity Series Small Cap Opportunities Fund (a)	7,133	91,805
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,112	175,972
Fidelity Series Value Discovery Fund (a)	9,751	126,860
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,571,209)		1,547,958

International Equity Funds - 36.3%
Fidelity Series Canada Fund (a)	2,822	31,244
Fidelity Series Emerging Markets Fund (a)	3,367	31,013
Fidelity Series Emerging Markets Opportunities Fund (a)	14,956	277,881
Fidelity Series International Growth Fund (a)	15,769	258,132
Fidelity Series International Small Cap Fund (a)	3,818	61,617
Fidelity Series International Value Fund (a)	27,308	259,425
Fidelity Series Overseas Fund (a)	8,365	82,984
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $997,834)		1,002,296

Bond Funds - 6.4%
Fidelity Series Emerging Markets Debt Fund (a)	1,940	18,239
Fidelity Series Floating Rate High Income Fund (a)	426	3,959
Fidelity Series High Income Fund (a)	2,208	20,980
Fidelity Series Inflation-Protected Bond Index Fund (a)	4,521	45,574
Fidelity Series International Credit Fund (a)	100	1,052
Fidelity Series Investment Grade Bond Fund (a)	271	3,146
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,063	70,698
Fidelity Series Real Estate Income Fund (a)	1,183	13,260
TOTAL BOND FUNDS
(Cost $173,968)		176,908

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 1.96% (b)	197	197
Fidelity Series Government Money Market Fund 2.07% (a)(c)	26,432	26,432
Fidelity Series Short-Term Credit Fund (a)	658	6,631
TOTAL SHORT-TERM FUNDS
(Cost $33,243)		33,260
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,776,254)		2,760,422
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,284)
NET ASSETS - 100%		$2,759,138

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$198
Total	$198

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$62,638	$2,318	$--	$(35)	$713	$60,998
Fidelity Series Blue Chip Growth Fund	--	117,627	3,661	8,553	(153)	(11,032)	102,781
Fidelity Series Canada Fund	--	31,161	459	--	(12)	554	31,244
Fidelity Series Commodity Strategy Fund	--	99,296	834	683	(41)	(1,565)	96,856
Fidelity Series Emerging Markets Debt Fund	--	18,770	166	170	(2)	(363)	18,239
Fidelity Series Emerging Markets Fund	--	31,673	256	--	(16)	(388)	31,013
Fidelity Series Emerging Markets Opportunities Fund	--	281,648	2,411	--	(160)	(1,196)	277,881
Fidelity Series Floating Rate High Income Fund	--	3,996	36	36	--	(1)	3,959
Fidelity Series Government Money Market Fund 2.07%	--	35,749	9,317	99	--	--	26,432
Fidelity Series Growth Company Fund	--	219,488	8,494	--	(243)	(1,734)	209,017
Fidelity Series High Income Fund	--	21,122	178	230	(2)	38	20,980
Fidelity Series Inflation-Protected Bond Index Fund	--	45,699	83	11	--	(42)	45,574
Fidelity Series International Credit Fund	--	1,048	12	1	--	16	1,052
Fidelity Series International Growth Fund	--	260,278	4,819	--	(115)	2,788	258,132
Fidelity Series International Small Cap Fund	--	62,923	1,806	--	(24)	524	61,617
Fidelity Series International Value Fund	--	262,557	4,438	--	(169)	1,475	259,425
Fidelity Series Intrinsic Opportunities Fund	--	270,683	10,799	8,523	(440)	(7,357)	252,087
Fidelity Series Investment Grade Bond Fund	--	20,198	17,324	84	217	55	3,146
Fidelity Series Large Cap Stock Fund	--	237,295	10,732	5,213	(263)	(2,223)	224,077
Fidelity Series Large Cap Value Index Fund	--	65,707	4,500	--	(35)	1,192	62,364
Fidelity Series Long-Term Treasury Bond Index Fund	--	80,736	12,968	311	(252)	3,182	70,698
Fidelity Series Opportunistic Insights Fund	--	122,149	5,224	--	(155)	(2,258)	114,512
Fidelity Series Overseas Fund	--	82,726	429	--	(20)	707	82,984
Fidelity Series Real Estate Income Fund	--	13,317	113	238	--	56	13,260
Fidelity Series Short-Term Credit Fund	--	7,769	1,152	30	(2)	16	6,631
Fidelity Series Small Cap Discovery Fund	--	31,098	1,289	--	(5)	825	30,629
Fidelity Series Small Cap Opportunities Fund	--	99,818	2,908	4,664	(40)	(5,065)	91,805
Fidelity Series Stock Selector Large Cap Value Fund	--	178,734	6,070	--	(57)	3,365	175,972
Fidelity Series Value Discovery Fund	--	129,054	4,019	--	(61)	1,886	126,860
	$--	$2,894,957	$116,815	$28,846	$(2,085)	$(15,832)	$2,760,225

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $197)	$197
Other affiliated issuers (cost $2,776,057)	2,760,225
Total Investment in Securities (cost $2,776,254)		$2,760,422
Cash		1
Receivable for investments sold		9,957
Receivable for fund shares sold		49,197
Total assets		2,819,577
Liabilities
Payable for investments purchased	$59,154
Accrued management fee	1,285
Total liabilities		60,439
Net Assets		$2,759,138
Net Assets consist of:
Paid in capital		$2,751,051
Total accumulated earnings (loss)		8,087
Net Assets		$2,759,138
Net Asset Value and Maximum Offering Price
Fidelity Freedom 2065 Fund:
Net Asset Value, offering price and redemption price per share ($2,095,293 ÷ 210,515 shares)		$9.95
Class K:
Net Asset Value, offering price and redemption price per share ($331,859 ÷ 33,333 shares)		$9.96
Class K6:
Net Asset Value, offering price and redemption price per share ($331,986 ÷ 33,333 shares)		$9.96

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 28, 2019 (commencement of operations) to September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$7,557
Income from Fidelity Central Funds		198
Total income		7,755
Expenses
Management fee	$3,039
Independent trustees' fees and expenses	1
Total expenses		3,040
Net investment income (loss)		4,715
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(2,085)
Capital gain distributions from underlying funds:
Affiliated issuers	21,289
Total net realized gain (loss)		19,204
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(15,832)
Total change in net unrealized appreciation (depreciation)		(15,832)
Net gain (loss)		3,372
Net increase (decrease) in net assets resulting from operations		$8,087

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 28, 2019 (commencement of operations) to September 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,715
Net realized gain (loss)	19,204
Change in net unrealized appreciation (depreciation)	(15,832)
Net increase (decrease) in net assets resulting from operations	8,087
Share transactions - net increase (decrease)	2,751,051
Total increase (decrease) in net assets	2,759,138
Net Assets
Beginning of period	–
End of period	$2,759,138

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom 2065 Fund

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.07)C
Total from investment operations	(.05)
Net asset value, end of period	$9.95
Total ReturnD	(.50)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G
Expenses net of fee waivers, if any	.75%G
Expenses net of all reductions	.75%G
Net investment income (loss)	.99%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,095
Portfolio turnover rateF	6%H

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2065 Fund Class K

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.07)C
Total from investment operations	(.04)
Net asset value, end of period	$9.96
Total ReturnD	(.40)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G
Expenses net of fee waivers, if any	.64%G
Expenses net of all reductions	.64%G
Net investment income (loss)	1.09%G
Supplemental Data
Net assets, end of period (000 omitted)	$332
Portfolio turnover rateF	6%H

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom 2065 Fund Class K6

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.03
Net realized and unrealized gain (loss)	(.07)C
Total from investment operations	(.04)
Net asset value, end of period	$9.96
Total ReturnD	(.40)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G
Expenses net of fee waivers, if any	.49%G
Expenses net of all reductions	.49%G
Net investment income (loss)	1.24%G
Supplemental Data
Net assets, end of period (000 omitted)	$332
Portfolio turnover rateF	6%H

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2019

1. Organization.

Fidelity Freedom Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund and Fidelity Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Fidelity Freedom, Class K and Class K6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

The aggregate value of investments by input level as of September 30, 2019 is included at the end of each applicable Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in each Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in each accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Fidelity Freedom 2010 Fund	$82,123
Fidelity Freedom 2020 Fund	207,790
Fidelity Freedom 2030 Fund	184,071

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Income Fund	$3,169,227,174	$249,917,498	$(14,948,631)	$234,968,867
Fidelity Freedom 2005 Fund	920,970,847	67,600,997	(6,970,518)	60,630,479
Fidelity Freedom 2010 Fund	5,189,665,379	552,384,041	(30,091,784)	522,292,257
Fidelity Freedom 2015 Fund	7,505,097,762	1,024,854,059	(34,955,238)	989,898,821
Fidelity Freedom 2020 Fund	23,740,415,377	3,366,944,256	(141,829,491)	3,225,114,765
Fidelity Freedom 2025 Fund	24,328,126,919	3,382,064,531	(228,965,405)	3,153,099,126
Fidelity Freedom 2030 Fund	28,395,838,484	4,528,991,783	(311,984,121)	4,217,007,662
Fidelity Freedom 2035 Fund	19,458,659,935	3,343,160,032	(300,052,087)	3,043,107,945
Fidelity Freedom 2040 Fund	19,370,887,606	3,581,431,341	(333,382,754)	3,248,048,587
Fidelity Freedom 2045 Fund	12,324,429,288	1,999,015,015	(222,365,982)	1,776,649,033
Fidelity Freedom 2050 Fund	10,772,776,543	1,670,133,437	(201,238,832)	1,468,894,605
Fidelity Freedom 2055 Fund	5,307,018,632	457,517,236	(141,164,662)	316,352,574
Fidelity Freedom 2060 Fund	1,563,873,190	69,717,789	(50,852,296)	18,865,493
Fidelity Freedom 2065 Fund	2,778,018	27,240	(44,836)	(17,596)

At the prior fiscal period end, certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2019 to March 31, 2019. Loss deferrals were as follows:

Ordinary losses
Fidelity Freedom 2035 Fund	$9,540,064
Fidelity Freedom 2040 Fund	17,216,812
Fidelity Freedom 2045 Fund	10,311,779
Fidelity Freedom 2050 Fund	8,852,372
Fidelity Freedom 2055 Fund	3,808,184
Fidelity Freedom 2060 Fund	911,375

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risks:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Freedom Income Fund
Equity Risk
Futures Contracts	$2,011,415	$283,741
Total Equity Risk	$2,011,415	$283,741
Interest Rate Risk
Futures Contracts	$69,832	$(94,070)
Total Interest Rate Risk	69,832	(94,070)
Totals	$2,081,247	$189,671
Fidelity Freedom 2005 Fund
Equity Risk
Futures Contracts	$735,115	$92,313
Total Equity Risk	$735,115	$92,313
Interest Rate Risk
Futures Contracts	$81,230	$(68,713)
Total Interest Rate Risk	81,230	(68,713)
Totals	$816,345	$23,600
Fidelity Freedom 2010 Fund
Equity Risk
Futures Contracts	$5,281,503	$698,515
Total Equity Risk	$5,281,503	$698,515
Interest Rate Risk
Futures Contracts	$572,408	$(485,168)
Total Interest Rate Risk	572,408	(485,168)
Totals	$5,853,911	$213,347
Fidelity Freedom 2015 Fund
Equity Risk
Futures Contracts	$8,194,037	$1,100,898
Total Equity Risk	$8,194,037	$1,100,898
Interest Rate Risk
Futures Contracts	$1,017,519	$(856,203)
Total Interest Rate Risk	1,017,519	(856,203)
Totals	$9,211,556	$244,695
Fidelity Freedom 2020 Fund
Equity Risk
Futures Contracts	$21,895,463	$4,836,394
Total Equity Risk	$21,895,463	$4,836,394
Interest Rate Risk
Futures Contracts	$3,227,886	$(2,712,031)
Total Interest Rate Risk	3,227,886	(2,712,031)
Totals	$25,123,349	$2,124,363
Fidelity Freedom 2025 Fund
Equity Risk
Futures Contracts	$21,255,121	$4,637,480
Total Equity Risk	$21,255,121	$4,637,480
Interest Rate Risk
Futures Contracts	$3,281,829	$(2,768,491)
Total Interest Rate Risk	3,281,829	(2,768,491)
Totals	$24,536,950	$1,868,989
Fidelity Freedom 2030 Fund
Equity Risk
Futures Contracts	$22,248,408	$6,475,567
Total Equity Risk	$22,248,408	$6,475,567
Interest Rate Risk
Futures Contracts	$3,506,881	$(2,896,285)
Total Interest Rate Risk	3,506,881	(2,896,285)
Totals	$25,755,289	$3,579,282
Fidelity Freedom 2035 Fund
Equity Risk
Futures Contracts	$11,724,770	$4,655,386
Total Equity Risk	$11,724,770	$4,655,386
Interest Rate Risk
Futures Contracts	$2,823,243	$(2,371,955)
Total Interest Rate Risk	2,823,243	(2,371,955)
Totals	$14,548,013	$2,283,431
Fidelity Freedom 2040 Fund
Equity Risk
Futures Contracts	$14,368,048	$1,690,371
Total Equity Risk	$14,368,048	$1,690,371
Interest Rate Risk
Futures Contracts	$1,202,119	$(1,022,431)
Total Interest Rate Risk	1,202,119	(1,022,431)
Totals	$15,570,167	$667,940
Fidelity Freedom 2045 Fund
Equity Risk
Futures Contracts	$7,867,094	$994,035
Total Equity Risk	$7,867,094	$994,035
Interest Rate Risk
Futures Contracts	$768,417	$(650,619)
Total Interest Rate Risk	768,417	(650,619)
Totals	$8,635,511	$343,416
Fidelity Freedom 2050 Fund
Equity Risk
Futures Contracts	$6,683,704	$828,649
Total Equity Risk	$6,683,704	$828,649
Interest Rate Risk
Futures Contracts	$661,895	$(560,060)
Total Interest Rate Risk	661,895	(560,060)
Totals	$7,345,599	$268,589
Fidelity Freedom 2055 Fund
Equity Risk
Futures Contracts	$2,501,446	$509,664
Total Equity Risk	$2,501,446	$509,664
Interest Rate Risk
Futures Contracts	$297,865	$(254,079)
Total Interest Rate Risk	297,865	(254,079)
Totals	$2,799,311	$255,585
Fidelity Freedom 2060 Fund
Equity Risk
Futures Contracts	$621,198	$126,230
Total Equity Risk	$621,198	$126,230
Interest Rate Risk
Futures Contracts	$76,083	$(66,344)
Total Interest Rate Risk	76,083	(66,344)
Totals	$697,281	$59,886

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market, bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short sales securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Income Fund	286,707,765	350,152,125
Fidelity Freedom 2005 Fund	116,646,213	117,704,822
Fidelity Freedom 2010 Fund	492,032,713	751,321,029
Fidelity Freedom 2015 Fund	807,288,832	1,397,119,375
Fidelity Freedom 2020 Fund	2,857,458,013	4,176,932,311
Fidelity Freedom 2025 Fund	3,753,809,362	3,948,017,787
Fidelity Freedom 2030 Fund	4,958,909,681	4,945,558,137
Fidelity Freedom 2035 Fund	3,631,558,513	3,568,083,170
Fidelity Freedom 2040 Fund	2,858,782,093	2,981,491,518
Fidelity Freedom 2045 Fund	2,011,030,823	1,913,061,143
Fidelity Freedom 2050 Fund	1,839,173,177	1,606,549,364
Fidelity Freedom 2055 Fund	1,051,233,318	669,841,576
Fidelity Freedom 2060 Fund	438,457,923	162,215,889
Fidelity Freedom 2065 Fund	2,894,957	116,815

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Fidelity Freedom Class)	Annual % of Class-Level Average Net Assets (Classes K, K6)
Fidelity Freedom Income Fund	.465%	.415%
Fidelity Freedom 2005 Fund	.474%	.422%
Fidelity Freedom 2010 Fund	.516%	.454%
Fidelity Freedom 2015 Fund	.559%	.489%
Fidelity Freedom 2020 Fund	.601%	.524%
Fidelity Freedom 2025 Fund	.644%	.559%
Fidelity Freedom 2030 Fund	.686%	.594%
Fidelity Freedom 2035 Fund	.729%	.629%
Fidelity Freedom 2040 Fund	.746%	.643%
Fidelity Freedom 2045 Fund	.746%	.643%
Fidelity Freedom 2050 Fund	.746%	.643%
Fidelity Freedom 2055 Fund	.746%	.643%
Fidelity Freedom 2060 Fund	.746%	.643%
Fidelity Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 of each Fund as necessary so that Class K6 total expenses do not exceed certain amounts of Class K6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class K6)
Fidelity Freedom Income Fund	.365%
Fidelity Freedom 2005 Fund	.369%
Fidelity Freedom 2010 Fund	.388%
Fidelity Freedom 2015 Fund	.408%
Fidelity Freedom 2020 Fund	.427%
Fidelity Freedom 2025 Fund	.446%
Fidelity Freedom 2030 Fund	.466%
Fidelity Freedom 2035 Fund	.485%
Fidelity Freedom 2040 Fund	.493%
Fidelity Freedom 2045 Fund	.493%
Fidelity Freedom 2050 Fund	.493%
Fidelity Freedom 2055 Fund	.493%
Fidelity Freedom 2060 Fund	.493%
Fidelity Freedom 2065 Fund	.493%

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Freedom Income Fund	$15
Fidelity Freedom 2005 Fund	35
Fidelity Freedom 2010 Fund	2
Fidelity Freedom 2015 Fund	194
Fidelity Freedom 2025 Fund	2
Fidelity Freedom 2035 Fund	3
Fidelity Freedom 2040 Fund	2
Fidelity Freedom 2055 Fund	14
Fidelity Freedom 2060 Fund	24

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2019	Year ended March 31, 2019
Fidelity Freedom Income Fund
Distributions to shareholders
Fidelity Freedom Income Fund	$29,640,131	$102,717,403
Class K	18,605,149	70,626,011
Class K6	2,681,264	4,849,927
Total	$50,926,544	$178,193,341
Fidelity Freedom 2005 Fund
Distributions to shareholders
Fidelity Freedom 2005 Fund	$9,094,558	$29,853,841
Class K	5,559,518	20,287,074
Class K6	757,163	1,532,113
Total	$15,411,239	$51,673,028
Fidelity Freedom 2010 Fund
Distributions to shareholders
Fidelity Freedom 2010 Fund	$71,015,891	$253,919,287
Class K	35,426,327	139,656,036
Class K6	4,432,592	9,802,728
Total	$110,874,810	$403,378,051
Fidelity Freedom 2015 Fund
Distributions to shareholders
Fidelity Freedom 2015 Fund	$118,287,286	$377,354,021
Class K	78,657,744	287,986,155
Class K6	12,734,375	24,393,690
Total	$209,679,405	$689,733,866
Fidelity Freedom 2020 Fund
Distributions to shareholders
Fidelity Freedom 2020 Fund	$333,081,109	$826,399,967
Class K	348,671,855	956,998,176
Class K6	53,359,458	84,006,920
Total	$735,112,422	$1,867,405,063
Fidelity Freedom 2025 Fund
Distributions to shareholders
Fidelity Freedom 2025 Fund	$321,818,215	$643,389,684
Class K	389,595,382	845,201,451
Class K6	76,083,166	94,609,902
Total	$787,496,763	$1,583,201,037
Fidelity Freedom 2030 Fund
Distributions to shareholders
Fidelity Freedom 2030 Fund	$439,342,572	$832,766,884
Class K	543,939,215	1,115,314,992
Class K6	96,592,817	117,037,625
Total	$1,079,874,604	$2,065,119,501
Fidelity Freedom 2035 Fund
Distributions to shareholders
Fidelity Freedom 2035 Fund	$320,651,900	$550,912,169
Class K	435,705,099	813,680,040
Class K6	92,297,470	101,166,211
Total	$848,654,469	$1,465,758,420
Fidelity Freedom 2040 Fund
Distributions to shareholders
Fidelity Freedom 2040 Fund	$347,592,875	$581,170,903
Class K	475,877,479	864,717,475
Class K6	91,124,391	97,776,569
Total	$914,594,745	$1,543,664,947
Fidelity Freedom 2045 Fund
Distributions to shareholders
Fidelity Freedom 2045 Fund	$179,170,493	$293,629,110
Class K	314,018,173	563,596,638
Class K6	67,014,415	65,086,061
Total	$560,203,081	$922,311,809
Fidelity Freedom 2050 Fund
Distributions to shareholders
Fidelity Freedom 2050 Fund	$150,218,734	$241,462,546
Class K	274,922,153	478,387,408
Class K6	52,961,027	52,675,678
Total	$478,101,914	$772,525,632
Fidelity Freedom 2055 Fund
Distributions to shareholders
Fidelity Freedom 2055 Fund	$58,870,035	$81,845,595
Class K	121,097,701	178,822,212
Class K6	23,292,303	19,867,662
Total	$203,260,039	$280,535,469
Fidelity Freedom 2060 Fund
Distributions to shareholders
Fidelity Freedom 2060 Fund	$13,077,050	$15,371,631
Class K	27,961,062	33,767,760
Class K6	5,157,507	3,803,581
Total	$46,195,619	$52,942,972

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2019	Year ended March 31, 2019	Six months ended September 30, 2019	Year ended March 31, 2019
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund
Shares sold	10,670,743	25,058,541	$123,111,980	$286,757,008
Reinvestment of distributions	2,531,856	8,973,666	29,042,317	100,623,614
Shares redeemed	(15,039,663)	(41,698,472)	(173,526,062)	(476,864,729)
Net increase (decrease)	(1,837,064)	(7,666,265)	$(21,371,765)	$(89,484,107)
Class K
Shares sold	12,224,420	24,707,642	$140,953,391	$282,292,785
Reinvestment of distributions	1,624,360	6,301,112	18,605,149	70,626,011
Shares redeemed	(17,237,089)	(57,099,968)	(198,382,052)	(651,962,576)
Net increase (decrease)	(3,388,309)	(26,091,214)	$(38,823,512)	$(299,043,780)
Class K6
Shares sold	3,252,070	13,449,555	$37,458,995	$152,953,366
Reinvestment of distributions	234,108	436,212	2,681,264	4,849,927
Shares redeemed	(2,515,998)	(2,583,945)	(28,980,839)	(29,297,281)
Net increase (decrease)	970,180	11,301,822	$11,159,420	$128,506,012
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund
Shares sold	3,890,474	8,707,889	$47,652,122	$105,898,952
Reinvestment of distributions	746,636	2,498,926	8,989,489	29,581,031
Shares redeemed	(4,844,488)	(12,238,570)	(59,543,829)	(149,557,798)
Net increase (decrease)	(207,378)	(1,031,755)	$(2,902,218)	$(14,077,815)
Class K
Shares sold	4,818,179	9,255,304	$59,233,849	$113,037,972
Reinvestment of distributions	462,522	1,716,365	5,559,518	20,287,074
Shares redeemed	(6,193,223)	(15,495,358)	(75,769,756)	(188,855,616)
Net increase (decrease)	(912,522)	(4,523,689)	$(10,976,389)	$(55,530,570)
Class K6
Shares sold	1,739,414	3,528,841	$21,319,889	$42,992,307
Reinvestment of distributions	63,097	131,530	757,163	1,532,113
Shares redeemed	(639,300)	(1,034,182)	(7,830,527)	(12,433,043)
Net increase (decrease)	1,163,211	2,626,189	$14,246,525	$32,091,377
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund
Shares sold	9,496,238	22,137,663	$146,130,112	$343,265,947
Reinvestment of distributions	4,620,906	16,784,206	69,868,107	250,047,842
Shares redeemed	(19,862,632)	(48,968,002)	(306,261,955)	(758,581,263)
Net increase (decrease)	(5,745,488)	(10,046,133)	$(90,263,736)	$(165,267,474)
Class K
Shares sold	7,934,175	18,984,925	$122,164,451	$293,919,487
Reinvestment of distributions	2,346,115	9,374,907	35,426,327	139,656,036
Shares redeemed	(20,877,089)	(53,900,418)	(321,238,484)	(833,905,445)
Net increase (decrease)	(10,596,799)	(25,540,586)	$(163,647,706)	$(400,329,922)
Class K6
Shares sold	3,469,672	12,241,190	$53,494,413	$189,424,821
Reinvestment of distributions	294,134	670,199	4,432,592	9,802,728
Shares redeemed	(2,310,576)	(2,696,778)	(35,540,542)	(41,281,520)
Net increase (decrease)	1,453,230	10,214,611	$22,386,463	$157,946,029
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund
Shares sold	21,655,086	68,644,548	$274,124,068	$886,402,243
Reinvestment of distributions	9,413,002	30,420,107	117,003,624	373,367,843
Shares redeemed	(42,491,592)	(112,629,257)	(539,367,398)	(1,453,808,319)
Net increase (decrease)	(11,423,504)	(13,564,602)	$(148,239,706)	$(194,038,233)
Class K
Shares sold	18,359,457	48,472,774	$232,555,106	$623,037,344
Reinvestment of distributions	6,333,152	23,474,505	78,657,744	287,986,155
Shares redeemed	(58,570,588)	(145,174,941)	(742,464,152)	(1,869,172,103)
Net increase (decrease)	(33,877,979)	(73,227,662)	$(431,251,302)	$(958,148,604)
Class K6
Shares sold	11,224,743	35,938,671	$142,614,272	$463,016,828
Reinvestment of distributions	1,027,795	2,034,205	12,734,375	24,393,690
Shares redeemed	(6,753,234)	(7,934,238)	(85,418,277)	(100,776,398)
Net increase (decrease)	5,499,304	30,038,638	$69,930,370	$386,634,120
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund
Shares sold	70,207,454	174,048,484	$1,107,061,930	$2,786,786,989
Reinvestment of distributions	21,275,782	53,655,013	329,561,857	818,525,498
Shares redeemed	(98,665,357)	(226,928,918)	(1,559,701,587)	(3,635,996,707)
Net increase (decrease)	(7,182,121)	774,579	$(123,077,800)	$(30,684,220)
Class K
Shares sold	67,851,263	159,909,895	$1,071,254,441	$2,553,281,316
Reinvestment of distributions	22,538,581	62,766,863	348,671,855	956,998,176
Shares redeemed	(161,466,108)	(375,652,943)	(2,551,171,743)	(6,006,032,882)
Net increase (decrease)	(71,076,264)	(152,976,185)	$(1,131,245,447)	$(2,495,753,390)
Class K6
Shares sold	30,004,469	99,609,081	$475,003,486	$1,599,046,170
Reinvestment of distributions	3,455,921	5,641,608	53,359,458	84,006,920
Shares redeemed	(16,789,408)	(17,989,116)	(264,787,084)	(282,730,830)
Net increase (decrease)	16,670,982	87,261,573	$263,575,860	$1,400,322,260
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund
Shares sold	80,373,776	190,997,403	$1,106,537,645	$2,665,870,688
Reinvestment of distributions	23,623,943	48,080,617	319,395,717	639,002,472
Shares redeemed	(86,058,313)	(208,942,009)	(1,187,691,934)	(2,921,895,528)
Net increase (decrease)	17,939,406	30,136,011	$238,241,428	$382,977,632
Class K
Shares sold	98,414,287	219,109,631	$1,355,740,766	$3,047,407,947
Reinvestment of distributions	28,858,917	63,709,142	389,595,382	845,201,451
Shares redeemed	(158,688,852)	(385,355,828)	(2,191,479,376)	(5,360,718,475)
Net increase (decrease)	(31,415,648)	(102,537,055)	$(446,143,228)	$(1,468,109,077)
Class K6
Shares sold	43,342,413	143,847,621	$598,751,958	$2,010,911,795
Reinvestment of distributions	5,644,152	7,306,902	76,083,166	94,609,902
Shares redeemed	(20,969,450)	(19,510,064)	(288,991,022)	(267,428,812)
Net increase (decrease)	28,017,115	131,644,459	$385,844,102	$1,838,092,885
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund
Shares sold	64,046,715	150,298,688	$1,091,342,366	$2,620,161,152
Reinvestment of distributions	26,018,308	50,125,929	435,546,463	826,346,269
Shares redeemed	(65,375,228)	(154,952,069)	(1,117,045,546)	(2,709,471,936)
Net increase (decrease)	24,689,795	45,472,548	$409,843,283	$737,035,485
Class K
Shares sold	83,510,419	187,359,164	$1,425,208,609	$3,255,368,824
Reinvestment of distributions	32,532,250	67,704,007	543,939,215	1,115,314,992
Shares redeemed	(134,656,980)	(317,489,316)	(2,306,190,207)	(5,520,962,244)
Net increase (decrease)	(18,614,311)	(62,426,145)	$(337,042,383)	$(1,150,278,428)
Class K6
Shares sold	36,626,866	114,242,961	$627,062,328	$1,995,309,716
Reinvestment of distributions	5,784,001	7,297,869	96,592,817	117,037,625
Shares redeemed	(16,099,202)	(13,537,858)	(275,013,877)	(231,723,598)
Net increase (decrease)	26,311,665	108,002,972	$448,641,268	$1,880,623,743
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund
Shares sold	54,278,331	138,496,945	$771,738,004	$2,037,156,074
Reinvestment of distributions	22,773,748	39,740,764	318,604,734	547,688,796
Shares redeemed	(49,776,259)	(136,013,816)	(709,509,047)	(2,013,190,111)
Net increase (decrease)	27,275,820	42,223,893	$380,833,691	$571,654,759
Class K
Shares sold	78,063,479	185,251,656	$1,111,138,497	$2,714,632,551
Reinvestment of distributions	31,210,967	59,222,839	435,705,099	813,680,040
Shares redeemed	(121,890,126)	(289,910,315)	(1,745,807,785)	(4,248,047,149)
Net increase (decrease)	(12,615,680)	(45,435,820)	$(198,964,189)	$(719,734,558)
Class K6
Shares sold	36,294,829	112,638,479	$518,196,040	$1,660,559,280
Reinvestment of distributions	6,616,306	7,583,919	92,297,470	101,166,211
Shares redeemed	(17,670,596)	(13,041,070)	(251,967,732)	(187,832,399)
Net increase (decrease)	25,240,539	107,181,328	$358,525,778	$1,573,893,092
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund
Shares sold	71,002,922	182,072,693	$703,572,611	$1,878,923,853
Reinvestment of distributions	35,281,753	59,905,740	344,349,907	576,239,377
Shares redeemed	(69,441,461)	(185,049,244)	(689,626,642)	(1,921,335,739)
Net increase (decrease)	36,843,214	56,929,189	$358,295,876	$533,827,491
Class K
Shares sold	109,390,465	258,792,906	$1,085,664,044	$2,655,852,866
Reinvestment of distributions	48,807,947	90,012,951	475,877,479	864,717,475
Shares redeemed	(178,238,835)	(418,657,133)	(1,782,091,573)	(4,307,896,378)
Net increase (decrease)	(20,040,423)	(69,851,276)	$(220,550,050)	$(787,326,037)
Class K6
Shares sold	50,569,452	146,798,962	$503,164,023	$1,520,211,796
Reinvestment of distributions	9,365,302	10,519,511	91,124,391	97,776,569
Shares redeemed	(25,775,040)	(16,104,067)	(255,810,191)	(162,433,213)
Net increase (decrease)	34,159,714	141,214,406	$338,478,223	$1,455,555,152
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund
Shares sold	45,168,374	119,195,819	$507,409,184	$1,394,706,563
Reinvestment of distributions	16,032,161	26,703,997	177,636,334	291,331,809
Shares redeemed	(38,033,464)	(108,800,376)	(428,298,638)	(1,284,013,422)
Net increase (decrease)	23,167,071	37,099,440	$256,746,880	$402,024,950
Class K
Shares sold	79,264,949	183,374,163	$892,426,177	$2,134,406,191
Reinvestment of distributions	28,392,240	51,875,559	314,018,173	563,596,638
Shares redeemed	(114,744,876)	(261,085,998)	(1,301,603,545)	(3,037,292,345)
Net increase (decrease)	(7,087,687)	(25,836,276)	$(95,159,195)	$(339,289,516)
Class K6
Shares sold	38,304,114	99,663,304	$432,880,518	$1,164,218,713
Reinvestment of distributions	6,070,146	6,200,558	67,014,415	65,086,061
Shares redeemed	(17,612,497)	(9,815,182)	(198,439,142)	(111,945,159)
Net increase (decrease)	26,761,763	96,048,680	$301,455,791	$1,117,359,615
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund
Shares sold	42,511,148	104,143,856	$481,112,730	$1,224,783,503
Reinvestment of distributions	13,288,725	21,745,643	148,302,170	238,582,101
Shares redeemed	(35,844,598)	(90,449,638)	(406,633,806)	(1,071,655,417)
Net increase (decrease)	19,955,275	35,439,861	$222,781,094	$391,710,187
Class K
Shares sold	78,530,938	175,911,537	$890,355,613	$2,056,748,125
Reinvestment of distributions	24,678,829	43,756,458	274,922,153	478,387,408
Shares redeemed	(95,731,669)	(228,313,958)	(1,092,035,233)	(2,677,330,866)
Net increase (decrease)	7,478,098	(8,645,963)	$73,242,533	$(142,195,333)
Class K6
Shares sold	30,735,347	80,095,292	$349,828,930	$947,863,380
Reinvestment of distributions	4,758,403	4,987,171	52,961,027	52,675,678
Shares redeemed	(13,812,912)	(8,983,925)	(156,899,511)	(103,494,973)
Net increase (decrease)	21,680,838	76,098,538	$245,890,446	$897,044,085
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund
Shares sold	23,455,227	53,445,059	$302,447,334	$709,023,239
Reinvestment of distributions	4,549,988	6,462,035	57,830,345	80,509,228
Shares redeemed	(14,506,627)	(38,484,032)	(187,337,815)	(514,580,553)
Net increase (decrease)	13,498,588	21,423,062	$172,939,864	$274,951,914
Class K
Shares sold	45,478,254	98,682,302	$587,699,196	$1,305,321,274
Reinvestment of distributions	9,535,252	14,422,538	121,097,701	178,822,212
Shares redeemed	(38,964,317)	(91,913,657)	(505,152,681)	(1,217,064,799)
Net increase (decrease)	16,049,189	21,191,183	$203,644,216	$267,078,687
Class K6
Shares sold	14,579,300	33,803,827	$188,451,729	$452,490,356
Reinvestment of distributions	1,836,932	1,656,647	23,292,303	19,867,662
Shares redeemed	(6,155,682)	(3,933,170)	(79,628,035)	(51,403,131)
Net increase (decrease)	10,260,550	31,527,304	$132,115,997	$420,954,887
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund
Shares sold	11,344,818	20,107,238	$131,925,369	$237,700,369
Reinvestment of distributions	1,107,519	1,350,122	12,692,172	14,977,346
Shares redeemed	(5,332,412)	(10,024,630)	(62,166,182)	(119,574,619)
Net increase (decrease)	7,119,925	11,432,730	$82,451,359	$133,103,096
Class K
Shares sold	24,469,490	43,960,200	$284,610,037	$518,763,344
Reinvestment of distributions	2,444,149	3,063,146	27,961,062	33,767,760
Shares redeemed	(12,040,847)	(25,243,734)	(140,274,616)	(298,055,315)
Net increase (decrease)	14,872,792	21,779,612	$172,296,483	$254,475,789
Class K6
Shares sold	5,640,799	10,340,589	$65,629,887	$122,533,903
Reinvestment of distributions	450,831	354,539	5,157,507	3,803,581
Shares redeemed	(2,050,932)	(1,270,778)	(23,915,925)	(14,790,330)
Net increase (decrease)	4,040,698	9,424,350	$46,871,469	$111,547,154
Fidelity Freedom 2065 Fund(a)
Fidelity Freedom 2065 Fund
Shares sold	214,325	–	$2,121,472	$–
Shares redeemed	(3,810)	–	(37,081)	–
Net increase (decrease)	210,515	–	$2,084,391	$–
Class K
Shares sold	33,333	–	$333,330	$–
Net increase (decrease)	33,333	–	$333,330	$–
Class K6
Shares sold	33,333	–	$333,330	$–
Net increase (decrease)	33,333	–	$333,330	$–

 (a) For the period June 28, 2019 (commencement of operations) to September 30, 2019.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

	Fidelity Freedom 2010 Fund	Fidelity Freedom 2015 Fund	Fidelity Freedom 2020 Fund	Fidelity Freedom 2025 Fund	Fidelity Freedom 2030 Fund	Fidelity Freedom 2035 Fund	Fidelity Freedom 2040 Fund	Fidelity Freedom 2045 Fund
Fidelity Series Small Cap Opportunities Fund	–	–	–	11%	15%	13%	14%	–
Fidelity Series Investment Grade Bond Fund	–	–	20%	18%	18%	–	–	–
Fidelity Series All-Sector Equity Fund	–	–	–	10%	15%	13%	14%	–
Fidelity Series Emerging Markets Opportunities Fund	–	–	11%	12%	16%	12%	13%	–
Fidelity Series Inflation-Protected Bond Index Fund	–	–	19%	17%	13%	–	–	–
Fidelity Series High Income Fund	–	–	13%	13%	16%	11%	11%	–
Fidelity Series Floating Rate High Income Fund	–	–	13%	13%	15%	11%	11%	–
Fidelity Series Real Estate Income Fund	–	–	13%	13%	16%	11%	11%	–
Fidelity Series Commodity Strategy Fund	–	–	13%	13%	16%	11%	11%	–
Fidelity Series International Growth Fund	–	–	10%	11%	16%	13%	14%	–
Fidelity Series International Value Fund	–	–	10%	11%	16%	13%	14%	–
Fidelity Series International Small Cap Fund	–	–	–	11%	16%	13%	14%	–
Fidelity Series Emerging Markets Debt Fund	–	–	14%	13%	15%	10%	11%	–
Fidelity Series Value Discovery Fund	–	–	–	10%	15%	13%	14%	–
Fidelity Series Intrinsic Opportunities Fund	–	–	10%	12%	17%	15%	16%	–
Fidelity Series Large Cap Stock Fund	–	–	–	11%	15%	13%	14%	–
Fidelity Series Opportunistic Insights Fund	–	–	–	11%	15%	13%	14%	–
Fidelity Series Stock Selector Large Cap Value Fund	–	–	–	11%	16%	13%	15%	–
Fidelity Series Growth Company Fund	–	–	11%	12%	17%	15%	16%	10%
Fidelity Series Blue Chip Growth Fund	–	–	–	12%	16%	14%	15%	–
Fidelity Series Large Cap Value Index Fund	–	–	–	–	14%	12%	13%	–
Fidelity Series Small Cap Discovery Fund	–	–	11%	12%	17%	15%	16%	10%
Fidelity Series Short-Term Credit Fund	11%	12%	26%	16%	–	2%	–	–
Fidelity Series Government Money Market Fund	11%	12%	26%	16%	–	2%	–	–
Fidelity Series Long-Term Treasury Bond Index Fund	–	–	10%	11%	13%	9%	–	–
Fidelity Series International Credit Fund	–	–	18%	15%	15%	–	–	–
Fidelity Series Canada Fund	–	–	10%	11%	16%	13%	14%	–
Fidelity Series Emerging Markets Fund	–	–	10%	11%	16%	12%	14%	–
Fidelity Series Overseas Fund	–	–	10%	12%	16%	13%	13%	–

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Small Cap Opportunities Fund	87%
Fidelity Series Investment Grade Bond Fund	79%
Fidelity Series All-Sector Equity Fund	85%
Fidelity Series Emerging Markets Opportunities Fund	89%
Fidelity Series Inflation-Protected Bond Index Fund	80%
Fidelity Series High Income Fund	89%
Fidelity Series Floating Rate High Income Fund	89%
Fidelity Series Real Estate Income Fund	89%
Fidelity Series Commodity Strategy Fund	89%
Fidelity Series International Growth Fund	89%
Fidelity Series International Value Fund	89%
Fidelity Series International Small Cap Fund	89%
Fidelity Series Emerging Markets Debt Fund	89%
Fidelity Series Value Discovery Fund	84%
Fidelity Series Intrinsic Opportunities Fund	98%
Fidelity Series Large Cap Stock Fund	86%
Fidelity Series Opportunistic Insights Fund	88%
Fidelity Series Stock Selector Large Cap Value Fund	90%
Fidelity Series Growth Company Fund	100%
Fidelity Series Blue Chip Growth Fund	93%
Fidelity Series Large Cap Value Index Fund	80%
Fidelity Series Small Cap Discovery Fund	100%
Fidelity Series Short-Term Credit Fund	90%
Fidelity Series Government Money Market Fund	91%
Fidelity Series Long-Term Treasury Bond Index Fund	72%
Fidelity Series International Credit Fund	91%
Fidelity Series Canada Fund	89%
Fidelity Series Emerging Markets Fund	89%
Fidelity Series Overseas Fund	89%

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Fund:

Affiliated %
Fidelity Freedom 2065 Fund	37%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019) for each fund, with the exception of Fidelity Freedom 2065 and for the period (June 28, 2019 to September 30, 2019) for Fidelity Freedom 2065. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2019	Expenses Paid During Period
Fidelity Freedom Income Fund
Fidelity Freedom Income Fund	.47%
Actual		$1,000.00	$1,036.40	$2.39-B
Hypothetical-C		$1,000.00	$1,022.65	$2.38-D
Class K	.42%
Actual		$1,000.00	$1,036.80	$2.14-B
Hypothetical-C		$1,000.00	$1,022.90	$2.12-D
Class K6	.37%
Actual		$1,000.00	$1,037.10	$1.88-B
Hypothetical-C		$1,000.00	$1,023.15	$1.87-D
Fidelity Freedom 2005 Fund
Fidelity Freedom 2005 Fund	.47%
Actual		$1,000.00	$1,036.40	$2.39-B
Hypothetical-C		$1,000.00	$1,022.65	$2.38-D
Class K	.42%
Actual		$1,000.00	$1,036.50	$2.14-B
Hypothetical-C		$1,000.00	$1,022.90	$2.12-D
Class K6	.37%
Actual		$1,000.00	$1,036.10	$1.88-B
Hypothetical-C		$1,000.00	$1,023.15	$1.87-D
Fidelity Freedom 2010 Fund
Fidelity Freedom 2010 Fund	.52%
Actual		$1,000.00	$1,036.20	$2.65-B
Hypothetical-C		$1,000.00	$1,022.40	$2.63-D
Class K	.45%
Actual		$1,000.00	$1,036.40	$2.29-B
Hypothetical-C		$1,000.00	$1,022.75	$2.28-D
Class K6	.39%
Actual		$1,000.00	$1,036.80	$1.99-B
Hypothetical-C		$1,000.00	$1,023.05	$1.97-D
Fidelity Freedom 2015 Fund
Fidelity Freedom 2015 Fund	.56%
Actual		$1,000.00	$1,035.20	$2.85-B
Hypothetical-C		$1,000.00	$1,022.20	$2.83-D
Class K	.49%
Actual		$1,000.00	$1,036.10	$2.49-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Class K6	.41%
Actual		$1,000.00	$1,036.60	$2.09-B
Hypothetical-C		$1,000.00	$1,022.95	$2.07-D
Fidelity Freedom 2020 Fund
Fidelity Freedom 2020 Fund	.60%
Actual		$1,000.00	$1,034.80	$3.05-B
Hypothetical-C		$1,000.00	$1,022.00	$3.03-D
Class K	.52%
Actual		$1,000.00	$1,035.00	$2.65-B
Hypothetical-C		$1,000.00	$1,022.40	$2.63-D
Class K6	.43%
Actual		$1,000.00	$1,036.10	$2.19-B
Hypothetical-C		$1,000.00	$1,022.85	$2.17-D
Fidelity Freedom 2025 Fund
Fidelity Freedom 2025 Fund	.64%
Actual		$1,000.00	$1,034.60	$3.26-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class K	.56%
Actual		$1,000.00	$1,034.80	$2.85-B
Hypothetical-C		$1,000.00	$1,022.20	$2.83-D
Class K6	.45%
Actual		$1,000.00	$1,035.30	$2.29-B
Hypothetical-C		$1,000.00	$1,022.75	$2.28-D
Fidelity Freedom 2030 Fund
Fidelity Freedom 2030 Fund	.69%
Actual		$1,000.00	$1,033.80	$3.51-B
Hypothetical-C		$1,000.00	$1,021.55	$3.49-D
Class K	.59%
Actual		$1,000.00	$1,034.60	$3.00-B
Hypothetical-C		$1,000.00	$1,022.05	$2.98-D
Class K6	.47%
Actual		$1,000.00	$1,034.50	$2.39-B
Hypothetical-C		$1,000.00	$1,022.65	$2.38-D
Fidelity Freedom 2035 Fund
Fidelity Freedom 2035 Fund	.73%
Actual		$1,000.00	$1,030.70	$3.71-B
Hypothetical-C		$1,000.00	$1,021.35	$3.69-D
Class K	.63%
Actual		$1,000.00	$1,030.90	$3.20-B
Hypothetical-C		$1,000.00	$1,021.85	$3.18-D
Class K6	.49%
Actual		$1,000.00	$1,031.50	$2.49-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Fidelity Freedom 2040 Fund
Fidelity Freedom 2040 Fund	.75%
Actual		$1,000.00	$1,026.20	$3.80-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class K	.64%
Actual		$1,000.00	$1,027.40	$3.24-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class K6	.49%
Actual		$1,000.00	$1,028.00	$2.48-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Fidelity Freedom 2045 Fund
Fidelity Freedom 2045 Fund	.75%
Actual		$1,000.00	$1,026.90	$3.80-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class K	.64%
Actual		$1,000.00	$1,027.10	$3.24-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class K6	.49%
Actual		$1,000.00	$1,027.80	$2.48-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Fidelity Freedom 2050 Fund
Fidelity Freedom 2050 Fund	.75%
Actual		$1,000.00	$1,026.60	$3.80-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class K	.64%
Actual		$1,000.00	$1,027.70	$3.24-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class K6	.49%
Actual		$1,000.00	$1,028.20	$2.48-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Fidelity Freedom 2055 Fund
Fidelity Freedom 2055 Fund	.75%
Actual		$1,000.00	$1,026.60	$3.80-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class K	.64%
Actual		$1,000.00	$1,026.80	$3.24-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class K6	.49%
Actual		$1,000.00	$1,028.30	$2.48-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Fidelity Freedom 2060 Fund
Fidelity Freedom 2060 Fund	.75%
Actual		$1,000.00	$1,026.60	$3.80-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class K	.64%
Actual		$1,000.00	$1,027.70	$3.24-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class K6	.49%
Actual		$1,000.00	$1,027.40	$2.48-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Fidelity Freedom 2065 Fund
Fidelity Freedom 2065 Fund	.75%
Actual		$1,000.00	$995.00	$1.94-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class K	.64%
Actual		$1,000.00	$996.00	$1.66-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class K6	.49%
Actual		$1,000.00	$996.00	$1.27-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for each fund, with the exception of Fidelity Freedom 2065 and multiplied by 95/366 (to reflect the period June 28, 2019 to September 30, 2019) for Fidelity Freedom 2065. The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2017, each fund had implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions. Following the implementation of these changes, the Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMRC expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will replace FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except Freedom 2065 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Freedom 2060 Fund).

Investment Performance (for Freedom 2065 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

With respect to Freedom 2065 Fund, the Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the approval of the management contract in January 2019. The Board noted that, because the fund did not commence operations until June 2019, no new competitive management fee and expense information was considered by the Board.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year.

Fidelity Freedom 2005 Fund

Fidelity Freedom 2010 Fund

Fidelity Freedom 2015 Fund

Fidelity Freedom 2020 Fund

Fidelity Freedom 2025 Fund

Fidelity Freedom 2030 Fund

Fidelity Freedom 2035 Fund

Fidelity Freedom 2040 Fund

Fidelity Freedom 2045 Fund

Fidelity Freedom 2050 Fund

Fidelity Freedom 2055 Fund

Fidelity Freedom 2060 Fund

Fidelity Freedom Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2018. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2018. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017.

The Board also noted that the primary comparisons for the funds are against active and passive competitor target date funds. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that the funds' total expense ratio comparisons to competitors generally were more favorable.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2018. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes and that the multiple structures are intended to offer pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily due to differences in transfer agent fees. The Board considered that, in general, various factors can affect total expense ratios.

The Board noted that the total expense ratio of the retail class (including expenses of the Series Funds): (i) ranked below the competitive median for 2018 for Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2030 Fund, Freedom 2035 Fund, and Freedom Income Fund; (ii) ranked equal to the competitive median for 2018 for Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, Freedom 2055 Fund, and Freedom 2060 Fund; and (iii) ranked above the competitive median for 2018 for Freedom 2020 Fund and Freedom 2025 Fund. The Board noted that, for each fund for which the total expense ratio of the retail class was above the competitive median, the class was above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of the retail class of Freedom 2020 Fund ranks below the competitive median and, when compared to other no-load classes, the total expense ratio of the retail class of Freedom 2025 Fund is below median.

The Board noted that the total expense ratio of Class K (including expenses of the Series Funds): (i) ranked below the competitive median for 2018 for Freedom 2005 Fund, Freedom 2010 Fund, Freedom 2015 Fund, Freedom 2020 Fund, Freedom 2025 Fund, Freedom 2030 Fund, and Freedom Income Fund; (ii) ranked equal to the competitive median for 2018 for Freedom 2035 Fund; and (iii) ranked above the competitive median for 2018 for Freedom 2040 Fund, Freedom 2045 Fund, Freedom 2050 Fund, Freedom 2055 Fund, and Freedom 2060 Fund. The Board noted that, for each fund for which the total expense ratio of Class K was above the competitive median, the class was above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of each such fund is below median.

The Board noted that the total expense ratio of Class K6 (including expenses of the Series Funds) of each fund ranked below the competitive median for 2018.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class K6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class K6 of the applicable fund.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund (except Freedom 2065 Fund) and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed and each fund's Amended and Restated Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom 2065 Fund

On January 17, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contract. The Board considered FMRC’s strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund’s proposed class-level management fee rate, which will cover most expenses of the top-level fund and underlying funds. In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that the fund’s proposed management fee rate ranks above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees. The Board also considered that the projected total expense ratio of each class (including expenses of the underlying Series funds) of the fund is equal to or below the median those funds and classes used by the Board for management fee comparisons that have a similar sales load structure.

The Board considered that the proposed contractual arrangements for the fund oblige FMR to pay all “class-level” expenses of Class K6 of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.

These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 of the fund except by a vote of a majority of the Board of Trustees of the fund.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund’s Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Series Funds in which the fund invests and servicing the fund’s shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It is noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors that pay top-level management fees, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund’s Advisory Contract should be approved.

FF-SANN-1119
1.537284.122

Fidelity Advisor Freedom® Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity Advisor Freedom® Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Advisor Freedom® 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Advisor Freedom® Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	38.5
Fidelity Series Government Money Market Fund 2.07%	18.7
Fidelity Series Inflation-Protected Bond Index Fund	11.9
Fidelity Series Short-Term Credit Fund	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.0
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series International Growth Fund	2.4
Fidelity Series International Value Fund	2.2
Fidelity Series Large Cap Stock Fund	1.5
90.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.6%
International Equity Funds	10.7%
Bond Funds	55.2%
Short-Term Funds	23.5%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® Income Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.93% to 1.95% 11/29/19 to 12/5/19(a)
(Cost $109,642)	110,000	109,667
	Shares	Value

Domestic Equity Funds - 10.6%
Fidelity Advisor Series Equity Growth Fund (b)	131,450	$1,899,459
Fidelity Advisor Series Growth Opportunities Fund (b)	84,996	1,235,839
Fidelity Advisor Series Small Cap Fund (b)	85,234	935,019
Fidelity Series All-Sector Equity Fund (b)	90,840	920,210
Fidelity Series Commodity Strategy Fund (b)	1,703,297	7,818,131
Fidelity Series Large Cap Stock Fund (b)	231,961	3,361,117
Fidelity Series Large Cap Value Index Fund (b)	28,031	366,083
Fidelity Series Opportunistic Insights Fund (b)	97,255	1,752,538
Fidelity Series Small Cap Opportunities Fund (b)	93,303	1,200,808
Fidelity Series Stock Selector Large Cap Value Fund (b)	176,793	2,204,612
Fidelity Series Value Discovery Fund (b)	171,078	2,225,722
TOTAL DOMESTIC EQUITY FUNDS
(Cost $20,952,510)		23,919,538

International Equity Funds - 10.7%
Fidelity Series Canada Fund (b)	56,179	621,897
Fidelity Series Emerging Markets Fund (b)	95,698	881,380
Fidelity Series Emerging Markets Opportunities Fund (b)	485,829	9,026,699
Fidelity Series International Growth Fund (b)	336,611	5,510,329
Fidelity Series International Small Cap Fund (b)	79,845	1,288,695
Fidelity Series International Value Fund (b)	537,813	5,109,227
Fidelity Series Overseas Fund (b)	185,958	1,844,701
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,822,735)		24,282,928

Bond Funds - 55.2%
Fidelity Series Emerging Markets Debt Fund (b)	177,861	1,671,896
Fidelity Series Floating Rate High Income Fund (b)	39,907	370,737
Fidelity Series High Income Fund (b)	174,287	1,655,722
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,677,052	26,984,679
Fidelity Series International Credit Fund (b)	11,951	125,131
Fidelity Series Investment Grade Bond Fund (b)	7,501,976	87,022,916
Fidelity Series Long-Term Treasury Bond Index Fund (b)	580,274	5,808,546
Fidelity Series Real Estate Income Fund (b)	102,972	1,154,317
TOTAL BOND FUNDS
(Cost $117,736,975)		124,793,944

Short-Term Funds - 23.5%
Fidelity Cash Central Fund 1.96% (c)	323,616	323,681
Fidelity Series Government Money Market Fund 2.07% (b)(d)	42,175,399	42,175,399
Fidelity Series Short-Term Credit Fund (b)	1,048,818	10,572,084
TOTAL SHORT-TERM FUNDS
(Cost $52,923,005)		53,071,164
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $211,544,867)		226,177,241
NET OTHER ASSETS (LIABILITIES) - 0.0%		(108,346)
NET ASSETS - 100%		$226,068,895

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Dec. 2019	$595,700	$(6,971)	$(6,971)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	8	Dec. 2019	400,760	(13,319)	(13,319)
TOTAL PURCHASED					(20,290)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	6	Dec. 2019	569,520	3,040	3,040
TOTAL FUTURES CONTRACTS					$(17,250)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,667.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,962
Total	$2,962

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,450,563	$93,330	$740,221	$--	$186,416	$(90,629)	$1,899,459
Fidelity Advisor Series Growth Opportunities Fund	1,688,943	61,568	541,600	--	162,164	(135,236)	1,235,839
Fidelity Advisor Series Small Cap Fund	1,088,957	61,608	265,174	--	17,034	32,594	935,019
Fidelity Series All-Sector Equity Fund	989,640	60,583	179,816	--	14,319	35,484	920,210
Fidelity Series Canada Fund	463,666	167,682	51,173	--	49	41,673	621,897
Fidelity Series Commodity Strategy Fund	5,210,189	3,584,115	689,072	69,878	(95,678)	(191,423)	7,818,131
Fidelity Series Emerging Markets Debt Fund	1,713,377	131,966	139,496	51,197	(448)	(33,503)	1,671,896
Fidelity Series Emerging Markets Fund	816,980	187,467	73,237	--	(2,524)	(47,306)	881,380
Fidelity Series Emerging Markets Opportunities Fund	7,625,209	2,112,678	744,522	--	(7,029)	40,363	9,026,699
Fidelity Series Floating Rate High Income Fund	371,523	28,338	29,871	11,031	(478)	1,225	370,737
Fidelity Series Government Money Market Fund 2.07%	40,063,769	5,963,524	3,851,894	488,325	--	--	42,175,399
Fidelity Series High Income Fund	1,979,688	139,017	481,540	55,332	4,556	14,001	1,655,722
Fidelity Series Inflation-Protected Bond Index Fund	29,612,624	2,276,028	5,842,438	59,842	63,821	874,644	26,984,679
Fidelity Series International Credit Fund	116,665	1,550	--	1,550	--	6,916	125,131
Fidelity Series International Growth Fund	5,299,749	269,309	465,554	--	11,226	395,599	5,510,329
Fidelity Series International Small Cap Fund	1,285,533	64,311	110,440	--	(2,132)	51,423	1,288,695
Fidelity Series International Value Fund	5,092,008	379,713	465,554	--	(8,498)	111,558	5,109,227
Fidelity Series Investment Grade Bond Fund	84,271,921	7,308,096	7,716,870	1,332,694	52,022	3,107,747	87,022,916
Fidelity Series Large Cap Stock Fund	4,132,298	456,488	1,203,254	168,874	113,484	(137,899)	3,361,117
Fidelity Series Large Cap Value Index Fund	458,775	17,866	132,949	--	22,866	(475)	366,083
Fidelity Series Long-Term Treasury Bond Index Fund	10,268,926	553,668	6,074,638	124,725	538,028	522,562	5,808,546
Fidelity Series Opportunistic Insights Fund	2,237,855	87,044	653,657	--	137,163	(55,867)	1,752,538
Fidelity Series Overseas Fund	--	1,823,286	--	--	--	21,415	1,844,701
Fidelity Series Real Estate Income Fund	1,120,004	97,020	94,132	42,258	1,528	29,897	1,154,317
Fidelity Series Short-Term Credit Fund	10,063,420	1,344,395	947,951	141,205	791	111,429	10,572,084
Fidelity Series Small Cap Opportunities Fund	1,396,674	152,261	300,648	73,691	59,036	(106,515)	1,200,808
Fidelity Series Stock Selector Large Cap Value Fund	2,729,219	165,794	833,116	--	47,538	95,177	2,204,612
Fidelity Series Value Discovery Fund	2,677,903	189,665	743,013	--	81,317	19,850	2,225,722
Total	$225,226,078	$27,778,370	$33,371,830	$2,620,602	$1,396,571	$4,714,704	$225,743,893

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$109,667	$--	$109,667	$--
Domestic Equity Funds	23,919,538	23,919,538	--	--
International Equity Funds	24,282,928	24,282,928	--	--
Bond Funds	124,793,944	124,793,944	--	--
Short-Term Funds	53,071,164	53,071,164	--	--
Total Investments in Securities:	$226,177,241	$226,067,574	$109,667	$--
Derivative Instruments:
Assets
Futures Contracts	$3,040	$3,040	$--	$--
Total Assets	$3,040	$3,040	$--	$--
Liabilities
Futures Contracts	$(20,290)	$(20,290)	$--	$--
Total Liabilities	$(20,290)	$(20,290)	$--	$--
Total Derivative Instruments:	$(17,250)	$(17,250)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,040	$(20,290)
Total Equity Risk	3,040	(20,290)
Total Value of Derivatives	$3,040	$(20,290)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $109,642)	$109,667
Fidelity Central Funds (cost $323,681)	323,681
Other affiliated issuers (cost $211,111,544)	225,743,893
Total Investment in Securities (cost $211,544,867)		$226,177,241
Cash		5,891
Receivable for investments sold		1,611,659
Receivable for fund shares sold		73,756
Distributions receivable from Fidelity Central Funds		431
Receivable for daily variation margin on futures contracts		9,436
Total assets		227,878,414
Liabilities
Payable for investments purchased	$645,618
Payable for fund shares redeemed	1,039,799
Accrued management fee	86,017
Distribution and service plan fees payable	38,085
Total liabilities		1,809,519
Net Assets		$226,068,895
Net Assets consist of:
Paid in capital		$209,879,912
Total accumulated earnings (loss)		16,188,983
Net Assets		$226,068,895
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($69,386,182 ÷ 6,314,768 shares)(a)		$10.99
Maximum offering price per share (100/94.25 of $10.99)		$11.66
Class M:
Net Asset Value and redemption price per share ($40,787,343 ÷ 3,716,248 shares)(a)		$10.98
Maximum offering price per share (100/96.50 of $10.98)		$11.38
Class C:
Net Asset Value and offering price per share ($8,095,641 ÷ 738,597 shares)(a)		$10.96
Class I:
Net Asset Value, offering price and redemption price per share ($83,420,458 ÷ 7,566,453 shares)		$11.03
Class Z:
Net Asset Value, offering price and redemption price per share ($2,701,588 ÷ 245,222 shares)		$11.02
Class Z6:
Net Asset Value, offering price and redemption price per share ($21,677,683 ÷ 1,968,592 shares)		$11.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,451,740
Interest		886
Income from Fidelity Central Funds		2,962
Total income		2,455,588
Expenses
Management fee	$515,271
Distribution and service plan fees	227,274
Independent trustees' fees and expenses	456
Total expenses before reductions	743,001
Expense reductions	(128)
Total expenses after reductions		742,873
Net investment income (loss)		1,712,715
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	173
Affiliated issuers	1,396,571
Futures contracts	144,547
Net gain from Affiliate	256,414
Capital gain distributions from underlying funds:
Affiliated issuers	168,862
Total net realized gain (loss)		1,966,567
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	22
Affiliated issuers	4,714,704
Futures contracts	11,850
Total change in net unrealized appreciation (depreciation)		4,726,576
Net gain (loss)		6,693,143
Net increase (decrease) in net assets resulting from operations		$8,405,858

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,712,715	$4,198,410
Net realized gain (loss)	1,966,567	6,375,083
Change in net unrealized appreciation (depreciation)	4,726,576	(3,697,575)
Net increase (decrease) in net assets resulting from operations	8,405,858	6,875,918
Distributions to shareholders	(3,694,202)	(11,867,536)
Share transactions - net increase (decrease)	(4,195,737)	17,057,074
Total increase (decrease) in net assets	515,919	12,065,456
Net Assets
Beginning of period	225,552,976	213,487,520
End of period	$226,068,895	$225,552,976

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom Income Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$11.01	$10.94	$10.64	$11.07	$11.20
Income from Investment Operations
Net investment income (loss)A	.08	.20	.15	.16	.18	.16
Net realized and unrealized gain (loss)	.32B	.12	.34	.44	(.25)	.24
Total from investment operations	.40	.32	.49	.60	(.07)	.40
Distributions from net investment income	(.08)	(.19)	(.15)	(.16)C	(.18)	(.17)
Distributions from net realized gain	(.10)	(.38)	(.26)	(.14)C	(.19)	(.36)
Total distributions	(.17)D	(.57)	(.42)E	(.30)	(.36)F	(.53)
Net asset value, end of period	$10.99	$10.76	$11.01	$10.94	$10.64	$11.07
Total ReturnG,H,I	3.78%B	3.14%	4.47%	5.74%	(.59)%	3.65%
Ratios to Average Net AssetsJ,K
Expenses before reductions	.72%L	.71%M	.63%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.72%L	.71%M	.63%	.25%	.25%	.25%
Expenses net of all reductions	.71%L	.71%M	.63%	.25%	.25%	.25%
Net investment income (loss)	1.44%L	1.84%	1.38%	1.47%	1.63%	1.48%
Supplemental Data
Net assets, end of period (000 omitted)	$69,386	$69,817	$76,141	$87,983	$99,211	$124,755
Portfolio turnover rateK	24%L	36%	21%	38%	30%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 3.67%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.097 per share.

 E Total distributions of $.42 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.263 per share.

 F Total distributions of $.36 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.187 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the sales charges.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 K Amounts do not include the activity of Underlying Funds.

 L Annualized

 M On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.74	$11.00	$10.93	$10.62	$11.06	$11.19
Income from Investment Operations
Net investment income (loss)A	.06	.17	.13	.13	.15	.14
Net realized and unrealized gain (loss)	.34B	.12	.33	.45	(.25)	.23
Total from investment operations	.40	.29	.46	.58	(.10)	.37
Distributions from net investment income	(.06)	(.17)	(.13)	(.13)C	(.15)	(.14)
Distributions from net realized gain	(.10)	(.38)	(.26)	(.14)C	(.19)	(.36)
Total distributions	(.16)	(.55)	(.39)	(.27)	(.34)	(.50)
Net asset value, end of period	$10.98	$10.74	$11.00	$10.93	$10.62	$11.06
Total ReturnD,E,F	3.76%B	2.78%	4.22%	5.56%	(.93)%	3.39%
Ratios to Average Net AssetsG,H
Expenses before reductions	.96%I,J	.96%J	.89%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.96%I,J	.96%J	.89%	.50%	.50%	.50%
Expenses net of all reductions	.96%I,J	.96%J	.89%	.50%	.50%	.50%
Net investment income (loss)	1.19%I	1.59%	1.13%	1.22%	1.38%	1.23%
Supplemental Data
Net assets, end of period (000 omitted)	$40,787	$38,059	$38,204	$38,513	$42,887	$47,804
Portfolio turnover rateH	24%I	36%	21%	38%	30%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 3.64%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.73	$10.98	$10.91	$10.61	$11.04	$11.17
Income from Investment Operations
Net investment income (loss)A	.04	.12	.07	.08	.09	.08
Net realized and unrealized gain (loss)	.32B	.12	.33	.44	(.24)	.24
Total from investment operations	.36	.24	.40	.52	(.15)	.32
Distributions from net investment income	(.03)	(.11)	(.07)	(.08)C	(.10)	(.09)
Distributions from net realized gain	(.10)	(.38)	(.26)	(.14)C	(.19)	(.36)
Total distributions	(.13)	(.49)	(.33)	(.22)	(.28)D	(.45)
Net asset value, end of period	$10.96	$10.73	$10.98	$10.91	$10.61	$11.04
Total ReturnE,F,G	3.36%B	2.35%	3.69%	4.99%	(1.35)%	2.90%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.46%J,K	1.46%K	1.39%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.46%J,K	1.46%K	1.39%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.46%J,K	1.46%K	1.39%	1.00%	1.00%	1.00%
Net investment income (loss)	.70%J	1.09%	.63%	.72%	.88%	.73%
Supplemental Data
Net assets, end of period (000 omitted)	$8,096	$8,915	$13,727	$14,434	$14,712	$15,780
Portfolio turnover rateI	24%J	36%	21%	38%	30%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 3.25%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.28 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.187 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$11.05	$10.98	$10.67	$11.10	$11.23
Income from Investment Operations
Net investment income (loss)A	.09	.23	.18	.19	.20	.19
Net realized and unrealized gain (loss)	.34B	.11	.33	.45	(.24)	.24
Total from investment operations	.43	.34	.51	.64	(.04)	.43
Distributions from net investment income	(.09)	(.22)	(.18)	(.19)C	(.20)	(.19)
Distributions from net realized gain	(.10)	(.38)	(.26)	(.14)C	(.19)	(.36)
Total distributions	(.19)	(.60)	(.44)	(.33)	(.39)	(.56)D
Net asset value, end of period	$11.03	$10.79	$11.05	$10.98	$10.67	$11.10
Total ReturnE,F	3.99%B	3.30%	4.70%	6.07%	(.34)%	3.89%
Ratios to Average Net AssetsG,H
Expenses before reductions	.47%I	.46%J	.39%	- %K	- %K	- %K
Expenses net of fee waivers, if any	.47%I	.46%J	.39%	-%	-%	-%
Expenses net of all reductions	.47%I	.46%J	.39%	-%	-%	-%
Net investment income (loss)	1.69%I	2.09%	1.63%	1.72%	1.88%	1.73%
Supplemental Data
Net assets, end of period (000 omitted)	$83,420	$82,975	$83,723	$81,839	$83,497	$83,253
Portfolio turnover rateH	24%I	36%	21%	38%	30%	38%

 A Calculated based on average shares outstanding during the period.

 B Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 3.87%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.56 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.361 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z

	Six months ended (Unaudited) September 30,	Year endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.79	$10.91
Income from Investment Operations
Net investment income (loss)B	.09	.24
Net realized and unrealized gain (loss)	.33C	.01
Total from investment operations	.42	.25
Distributions from net investment income	(.09)	(.15)
Distributions from net realized gain	(.10)	(.22)
Total distributions	(.19)	(.37)
Net asset value, end of period	$11.02	$10.79
Total ReturnD,E	3.94%C	2.47%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H	.42%H
Expenses net of fee waivers, if any	.42%H	.42%H
Expenses net of all reductions	.42%H	.42%H
Net investment income (loss)	1.74%H	4.60%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,702	$765
Portfolio turnover rateG	24%H	36%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a gain realized from an operational error which amounted to $0.02 per share. Excluding this gain, the total return would have been 3.80%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom Income Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.04	$11.09
Income from Investment Operations
Net investment income (loss)B	.10	.23	.27
Net realized and unrealized gain (loss)	.32C	.13	.03
Total from investment operations	.42	.36	.30
Distributions from net investment income	(.09)	(.24)	(.16)
Distributions from net realized gain	(.10)	(.38)	(.19)
Total distributions	(.19)	(.62)	(.35)
Net asset value, end of period	$11.01	$10.78	$11.04
Total ReturnD,E	3.95%C	3.48%	2.69%
Ratios to Average Net AssetsF,G
Expenses before reductions	.36%H,I	.37%	.37%H
Expenses net of fee waivers, if any	.36%H,I	.37%	.37%H
Expenses net of all reductions	.36%H,I	.37%	.37%H
Net investment income (loss)	1.79%H	2.19%	2.92%H
Supplemental Data
Net assets, end of period (000 omitted)	$21,678	$25,022	$1,693
Portfolio turnover rateG	24%H	36%	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount includes a gain realized from an operational error which amounted to $0.01 per share. Excluding this gain, the total return would have been 3.85%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.0
Fidelity Series Government Money Market Fund 2.07%	15.9
Fidelity Series Inflation-Protected Bond Index Fund	10.7
Fidelity Series Emerging Markets Opportunities Fund	4.5
Fidelity Series Short-Term Credit Fund	4.0
Fidelity Series Commodity Strategy Fund	3.4
Fidelity Series International Growth Fund	3.2
Fidelity Series International Value Fund	3.0
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
Fidelity Series Large Cap Stock Fund	2.5
85.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.2%
International Equity Funds	13.2%
Bond Funds	51.5%
Short-Term Funds	20.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2005 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.93% to 2.03% 10/31/19 to 12/5/19(a)
(Cost $99,692)	100,000	99,714
	Shares	Value

Domestic Equity Funds - 15.2%
Fidelity Advisor Series Equity Growth Fund (b)	160,695	$2,322,040
Fidelity Advisor Series Growth Opportunities Fund (b)	102,975	1,497,263
Fidelity Advisor Series Small Cap Fund (b)	106,327	1,166,411
Fidelity Series All-Sector Equity Fund (b)	107,206	1,085,995
Fidelity Series Commodity Strategy Fund (b)	1,259,334	5,780,343
Fidelity Series Large Cap Stock Fund (b)	284,199	4,118,044
Fidelity Series Large Cap Value Index Fund (b)	35,213	459,887
Fidelity Series Opportunistic Insights Fund (b)	118,747	2,139,820
Fidelity Series Small Cap Opportunities Fund (b)	112,620	1,449,423
Fidelity Series Stock Selector Large Cap Value Fund (b)	216,588	2,700,847
Fidelity Series Value Discovery Fund (b)	208,940	2,718,308
TOTAL DOMESTIC EQUITY FUNDS
(Cost $21,162,129)		25,438,381

International Equity Funds - 13.2%
Fidelity Series Canada Fund (b)	54,303	601,133
Fidelity Series Emerging Markets Fund (b)	78,922	726,875
Fidelity Series Emerging Markets Opportunities Fund (b)	408,445	7,588,909
Fidelity Series International Growth Fund (b)	330,539	5,410,925
Fidelity Series International Small Cap Fund (b)	70,812	1,142,898
Fidelity Series International Value Fund (b)	523,026	4,968,746
Fidelity Series Overseas Fund (b)	165,093	1,637,722
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,177,012)		22,077,208

Bond Funds - 51.5%
Fidelity Series Emerging Markets Debt Fund (b)	136,275	1,280,989
Fidelity Series Floating Rate High Income Fund (b)	30,590	284,180
Fidelity Series High Income Fund (b)	128,903	1,224,578
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,772,304	17,864,828
Fidelity Series International Credit Fund (b)	11,358	118,923
Fidelity Series Investment Grade Bond Fund (b)	5,180,427	60,092,952
Fidelity Series Long-Term Treasury Bond Index Fund (b)	429,012	4,294,405
Fidelity Series Real Estate Income Fund (b)	76,492	857,471
TOTAL BOND FUNDS
(Cost $81,310,577)		86,018,326

Short-Term Funds - 20.1%
Fidelity Cash Central Fund 1.96% (c)	216,303	216,346
Fidelity Series Government Money Market Fund 2.07% (b)(d)	26,586,386	26,586,386
Fidelity Series Short-Term Credit Fund (b)	664,919	6,702,385
TOTAL SHORT-TERM FUNDS
(Cost $33,421,672)		33,505,117
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $153,171,082)		167,138,746
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(88,134)
NET ASSETS - 100%		$167,050,612

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Dec. 2019	$148,925	$560	$560
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	8	Dec. 2019	400,760	(13,529)	(13,529)
TOTAL PURCHASED					(12,969)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	5	Dec. 2019	474,600	2,157	2,158
TOTAL FUTURES CONTRACTS					$(10,811)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,714.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,710
Total	$2,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,870,805	$153,285	$815,186	$--	$204,859	$(91,723)	$2,322,040
Fidelity Advisor Series Growth Opportunities Fund	1,941,632	102,084	575,057	--	160,101	(131,497)	1,497,263
Fidelity Advisor Series Small Cap Fund	1,316,124	86,390	297,221	--	18,615	42,503	1,166,411
Fidelity Series All-Sector Equity Fund	1,208,342	83,356	266,924	--	8,767	52,454	1,085,995
Fidelity Series Canada Fund	491,028	115,564	46,054	--	(16)	40,611	601,133
Fidelity Series Commodity Strategy Fund	3,777,399	2,632,879	413,886	51,317	(4,496)	(211,553)	5,780,343
Fidelity Series Emerging Markets Debt Fund	1,296,523	106,642	96,126	39,256	(417)	(25,633)	1,280,989
Fidelity Series Emerging Markets Fund	747,394	85,543	59,006	--	(1,837)	(45,219)	726,875
Fidelity Series Emerging Markets Opportunities Fund	6,978,846	1,240,353	649,538	--	26,124	(6,876)	7,588,909
Fidelity Series Floating Rate High Income Fund	281,244	22,900	20,520	8,460	(75)	631	284,180
Fidelity Series Government Money Market Fund 2.07%	24,410,293	4,261,510	2,085,417	305,344	--	--	26,586,386
Fidelity Series High Income Fund	1,422,298	112,872	324,253	40,947	6,491	7,170	1,224,578
Fidelity Series Inflation-Protected Bond Index Fund	18,540,350	1,860,799	3,135,356	38,476	51,271	547,764	17,864,828
Fidelity Series International Credit Fund	110,876	1,474	--	1,474	--	6,573	118,923
Fidelity Series International Growth Fund	5,140,697	294,166	423,075	--	50,677	348,460	5,410,925
Fidelity Series International Small Cap Fund	1,214,064	70,837	189,452	--	17,031	30,418	1,142,898
Fidelity Series International Value Fund	4,966,505	294,165	395,230	--	1,963	101,343	4,968,746
Fidelity Series Investment Grade Bond Fund	56,274,393	5,719,540	4,081,263	914,599	27,328	2,152,954	60,092,952
Fidelity Series Large Cap Stock Fund	4,904,833	538,441	1,296,105	206,215	133,463	(162,588)	4,118,044
Fidelity Series Large Cap Value Index Fund	563,882	28,793	159,306	--	27,899	(1,381)	459,887
Fidelity Series Long-Term Treasury Bond Index Fund	7,760,695	448,600	4,729,847	95,553	433,762	381,195	4,294,405
Fidelity Series Opportunistic Insights Fund	2,678,749	142,980	780,123	--	275,872	(177,658)	2,139,820
Fidelity Series Overseas Fund	--	1,615,160	--	--	--	22,562	1,637,722
Fidelity Series Real Estate Income Fund	821,696	76,809	64,298	31,566	624	22,640	857,471
Fidelity Series Short-Term Credit Fund	6,045,818	1,114,040	527,265	87,430	854	68,938	6,702,385
Fidelity Series Small Cap Opportunities Fund	1,690,691	206,595	391,114	89,443	122,139	(178,888)	1,449,423
Fidelity Series Stock Selector Large Cap Value Fund	3,223,692	204,934	900,369	--	86,239	86,351	2,700,847
Fidelity Series Value Discovery Fund	3,185,718	234,084	825,130	--	108,502	15,134	2,718,308
	$163,864,587	$21,854,795	$23,547,121	$1,910,080	$1,755,740	$2,894,685	$166,822,686

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$99,714	$--	$99,714	$--
Domestic Equity Funds	25,438,381	25,438,381	--	--
International Equity Funds	22,077,208	22,077,208	--	--
Bond Funds	86,018,326	86,018,326	--	--
Short-Term Funds	33,505,117	33,505,117	--	--
Total Investments in Securities:	$167,138,746	$167,039,032	$99,714	$--
Derivative Instruments:
Assets
Futures Contracts	$2,718	$2,718	$--	$--
Total Assets	$2,718	$2,718	$--	$--
Liabilities
Futures Contracts	$(13,529)	$(13,529)	$--	$--
Total Liabilities	$(13,529)	$(13,529)	$--	$--
Total Derivative Instruments:	$(10,811)	$(10,811)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$2,718	$(13,529)
Total Equity Risk	2,718	(13,529)
Total Value of Derivatives	$2,718	$(13,529)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $99,692)	$99,714
Fidelity Central Funds (cost $216,346)	216,346
Other affiliated issuers (cost $152,855,044)	166,822,686
Total Investment in Securities (cost $153,171,082)		$167,138,746
Cash		51
Receivable for investments sold		919,004
Receivable for fund shares sold		61,585
Distributions receivable from Fidelity Central Funds		295
Receivable for daily variation margin on futures contracts		7,312
Total assets		168,126,993
Liabilities
Payable for investments purchased	$617,097
Payable for fund shares redeemed	363,494
Accrued management fee	66,060
Distribution and service plan fees payable	29,730
Total liabilities		1,076,381
Net Assets		$167,050,612
Net Assets consist of:
Paid in capital		$150,227,942
Total accumulated earnings (loss)		16,822,670
Net Assets		$167,050,612
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($85,696,679 ÷ 7,392,705 shares)(a)		$11.59
Maximum offering price per share (100/94.25 of $11.59)		$12.30
Class M:
Net Asset Value and redemption price per share ($24,587,688 ÷ 2,125,170 shares)(a)		$11.57
Maximum offering price per share (100/96.50 of $11.57)		$11.99
Class C:
Net Asset Value and offering price per share ($1,757,269 ÷ 151,809 shares)(a)		$11.58
Class I:
Net Asset Value, offering price and redemption price per share ($51,045,666 ÷ 4,367,196 shares)		$11.69
Class Z:
Net Asset Value, offering price and redemption price per share ($2,088,803 ÷ 179,453 shares)		$11.64
Class Z6:
Net Asset Value, offering price and redemption price per share ($1,874,507 ÷ 160,706 shares)		$11.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,708,541
Interest		761
Income from Fidelity Central Funds		2,710
Total income		1,712,012
Expenses
Management fee	$397,443
Distribution and service plan fees	181,435
Independent trustees' fees and expenses	337
Total expenses before reductions	579,215
Expense reductions	(124)
Total expenses after reductions		579,091
Net investment income (loss)		1,132,921
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	241
Affiliated issuers	1,755,740
Futures contracts	129,124
Capital gain distributions from underlying funds:
Affiliated issuers	201,539
Total net realized gain (loss)		2,086,644
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	20
Affiliated issuers	2,894,685
Futures contracts	8,382
Total change in net unrealized appreciation (depreciation)		2,903,087
Net gain (loss)		4,989,731
Net increase (decrease) in net assets resulting from operations		$6,122,652

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,132,921	$3,298,681
Net realized gain (loss)	2,086,644	7,782,821
Change in net unrealized appreciation (depreciation)	2,903,087	(6,171,302)
Net increase (decrease) in net assets resulting from operations	6,122,652	4,910,200
Distributions to shareholders	(2,665,112)	(13,484,722)
Share transactions - net increase (decrease)	(809,571)	(21,054,341)
Total increase (decrease) in net assets	2,647,969	(29,628,863)
Net Assets
Beginning of period	164,402,643	194,031,506
End of period	$167,050,612	$164,402,643

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2005 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.92	$11.84	$11.44	$12.10	$12.17
Income from Investment Operations
Net investment income (loss)A	.07	.21	.16	.17	.19	.19
Net realized and unrealized gain (loss)	.34	.14	.53	.67	(.34)	.36
Total from investment operations	.41	.35	.69	.84	(.15)	.55
Distributions from net investment income	(.03)	(.22)	(.17)	(.19)B	(.20)	(.19)
Distributions from net realized gain	(.15)	(.68)	(.44)	(.25)B	(.32)	(.42)
Total distributions	(.18)	(.91)C	(.61)	(.44)	(.51)D	(.62)E
Net asset value, end of period	$11.59	$11.36	$11.92	$11.84	$11.44	$12.10
Total ReturnF,G,H	3.67%	3.24%	5.87%	7.55%	(1.23)%	4.60%
Ratios to Average Net AssetsI,J
Expenses before reductions	.72%K	.73%	.66%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.72%K	.73%	.66%	.25%	.25%	.25%
Expenses net of all reductions	.72%K	.73%	.66%	.25%	.25%	.25%
Net investment income (loss)	1.31%K	1.80%	1.34%	1.46%	1.62%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$85,697	$86,981	$101,642	$118,902	$134,262	$162,069
Portfolio turnover rateJ	26%K	28%	20%	32%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.222 and distributions from net realized gain of $.683 per share.

 D Total distributions of $.51 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.317 per share.

 E Total distributions of $.62 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.423 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the sales charges.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 J Amounts do not include the activity of Underlying Funds.

 K Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$11.91	$11.83	$11.43	$12.09	$12.16
Income from Investment Operations
Net investment income (loss)A	.06	.18	.13	.14	.16	.16
Net realized and unrealized gain (loss)	.33	.14	.53	.67	(.33)	.35
Total from investment operations	.39	.32	.66	.81	(.17)	.51
Distributions from net investment income	(.02)	(.19)	(.14)	(.16)B	(.17)	(.16)
Distributions from net realized gain	(.15)	(.68)	(.44)	(.25)B	(.32)	(.42)
Total distributions	(.17)	(.88)C	(.58)	(.41)	(.49)	(.58)
Net asset value, end of period	$11.57	$11.35	$11.91	$11.83	$11.43	$12.09
Total ReturnD,E,F	3.51%	2.98%	5.64%	7.29%	(1.45)%	4.33%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%I	.98%	.91%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.97%I	.98%	.91%	.50%	.50%	.50%
Expenses net of all reductions	.97%I	.98%	.91%	.50%	.50%	.50%
Net investment income (loss)	1.06%I	1.55%	1.08%	1.21%	1.37%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$24,588	$24,132	$25,730	$27,091	$29,347	$29,246
Portfolio turnover rateH	26%I	28%	20%	32%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.88 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$11.91	$11.81	$11.41	$12.06	$12.14
Income from Investment Operations
Net investment income (loss)A	.03	.12	.07	.08	.10	.10
Net realized and unrealized gain (loss)	.35	.13	.54	.67	(.33)	.34
Total from investment operations	.38	.25	.61	.75	(.23)	.44
Distributions from net investment income	–	(.12)	(.07)	(.10)B	(.10)	(.10)
Distributions from net realized gain	(.15)	(.68)	(.44)	(.25)B	(.32)	(.42)
Total distributions	(.15)	(.81)C	(.51)	(.35)	(.42)	(.52)
Net asset value, end of period	$11.58	$11.35	$11.91	$11.81	$11.41	$12.06
Total ReturnD,E,F	3.38%	2.35%	5.21%	6.75%	(1.98)%	3.73%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.47%I	1.48%	1.41%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.47%I	1.48%	1.41%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.47%I	1.48%	1.41%	1.00%	1.00%	1.00%
Net investment income (loss)	.57%I	1.05%	.58%	.71%	.87%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$1,757	$2,302	$5,867	$5,623	$6,200	$7,410
Portfolio turnover rateH	26%I	28%	20%	32%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.81 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.683 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.45	$12.00	$11.92	$11.51	$12.18	$12.25
Income from Investment Operations
Net investment income (loss)A	.09	.24	.19	.20	.22	.22
Net realized and unrealized gain (loss)	.34	.14	.54	.68	(.34)	.36
Total from investment operations	.43	.38	.73	.88	(.12)	.58
Distributions from net investment income	(.04)	(.25)	(.20)	(.22)B	(.23)	(.23)
Distributions from net realized gain	(.15)	(.68)	(.44)	(.25)B	(.32)	(.42)
Total distributions	(.19)	(.93)	(.65)C	(.47)	(.55)	(.65)
Net asset value, end of period	$11.69	$11.45	$12.00	$11.92	$11.51	$12.18
Total ReturnD,E	3.78%	3.53%	6.13%	7.87%	(1.04)%	4.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.48%	.41%	- %I	- %I	- %I
Expenses net of fee waivers, if any	.47%H	.48%	.41%	-%	-%	-%
Expenses net of all reductions	.47%H	.48%	.41%	-%	-%	-%
Net investment income (loss)	1.56%H	2.05%	1.58%	1.71%	1.87%	1.79%
Supplemental Data
Net assets, end of period (000 omitted)	$51,046	$49,013	$59,386	$58,940	$61,440	$66,255
Portfolio turnover rateG	26%H	28%	20%	32%	30%	29%

 A Calculated based on average shares outstanding during the period.

 B The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 C Total distributions of $.65 per share is comprised of distributions from net investment income of $.203 and distributions from net realized gain of $.443 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z

	Six months ended (Unaudited) September 30,	Year endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$11.84
Income from Investment Operations
Net investment income (loss)B	.09	.20
Net realized and unrealized gain (loss)	.34	.01
Total from investment operations	.43	.21
Distributions from net investment income	(.05)	(.26)
Distributions from net realized gain	(.15)	(.39)
Total distributions	(.20)	(.64)C
Net asset value, end of period	$11.64	$11.41
Total ReturnD,E	3.83%	2.09%
Ratios to Average Net AssetsF,G
Expenses before reductions	.42%H	.43%H
Expenses net of fee waivers, if any	.42%H	.43%H
Expenses net of all reductions	.42%H	.43%H
Net investment income (loss)	1.61%H	3.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,089	$126
Portfolio turnover rateG	26%H	28%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $.385 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2005 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$12.00	$12.04
Income from Investment Operations
Net investment income (loss)B	.10	.25	.13
Net realized and unrealized gain (loss)	.33	.13	.33
Total from investment operations	.43	.38	.46
Distributions from net investment income	(.04)	(.28)	(.19)
Distributions from net realized gain	(.15)	(.68)	(.31)
Total distributions	(.19)	(.96)	(.50)
Net asset value, end of period	$11.66	$11.42	$12.00
Total ReturnC,D	3.83%	3.53%	3.78%
Ratios to Average Net AssetsE,F
Expenses before reductions	.37%G	.37%	.39%G,H
Expenses net of fee waivers, if any	.37%G	.37%	.39%G,H
Expenses net of all reductions	.37%G	.37%	.39%G,H
Net investment income (loss)	1.66%G	2.16%	1.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,875	$1,849	$1,408
Portfolio turnover rateF	26%G	28%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	32.5
Fidelity Series Government Money Market Fund 2.07%	12.6
Fidelity Series Inflation-Protected Bond Index Fund	9.2
Fidelity Series Emerging Markets Opportunities Fund	5.3
Fidelity Series International Growth Fund	4.2
Fidelity Series International Value Fund	3.9
Fidelity Series Large Cap Stock Fund	3.7
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series Short-Term Credit Fund	3.2
Fidelity Series Long-Term Treasury Bond Index Fund	2.6
80.7

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.1%
International Equity Funds	16.5%
Bond Funds	46.5%
Short-Term Funds	15.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2010 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.93% to 1.98% 10/31/19 to 12/5/19(a)
(Cost $219,330)	220,000	219,379
	Shares	Value

Domestic Equity Funds - 21.1%
Fidelity Advisor Series Equity Growth Fund (b)	593,326	$8,573,562
Fidelity Advisor Series Growth Opportunities Fund (b)	379,513	5,518,120
Fidelity Advisor Series Small Cap Fund (b)	373,744	4,099,974
Fidelity Series All-Sector Equity Fund (b)	394,904	4,000,374
Fidelity Series Commodity Strategy Fund (b)	3,081,926	14,146,042
Fidelity Series Large Cap Stock Fund (b)	1,047,789	15,182,465
Fidelity Series Large Cap Value Index Fund (b)	127,790	1,668,932
Fidelity Series Opportunistic Insights Fund (b)	438,328	7,898,678
Fidelity Series Small Cap Opportunities Fund (b)	410,626	5,284,756
Fidelity Series Stock Selector Large Cap Value Fund (b)	794,702	9,909,934
Fidelity Series Value Discovery Fund (b)	753,267	9,799,998
TOTAL DOMESTIC EQUITY FUNDS
(Cost $70,673,905)		86,082,835

International Equity Funds - 16.5%
Fidelity Series Canada Fund (b)	172,075	1,904,865
Fidelity Series Emerging Markets Fund (b)	241,203	2,221,484
Fidelity Series Emerging Markets Opportunities Fund (b)	1,172,067	21,777,003
Fidelity Series International Growth Fund (b)	1,042,383	17,063,813
Fidelity Series International Small Cap Fund (b)	218,604	3,528,261
Fidelity Series International Value Fund (b)	1,692,951	16,083,038
Fidelity Series Overseas Fund (b)	490,045	4,861,248
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $53,313,047)		67,439,712

Bond Funds - 46.5%
Fidelity Series Emerging Markets Debt Fund (b)	327,793	3,081,257
Fidelity Series Floating Rate High Income Fund (b)	75,193	698,543
Fidelity Series High Income Fund (b)	315,477	2,997,028
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,740,209	37,701,308
Fidelity Series International Credit Fund (b)	27,297	285,799
Fidelity Series Investment Grade Bond Fund (b)	11,436,309	132,661,191
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,049,987	10,510,372
Fidelity Series Real Estate Income Fund (b)	186,756	2,093,532
TOTAL BOND FUNDS
(Cost $178,865,417)		190,029,030

Short-Term Funds - 15.9%
Fidelity Cash Central Fund 1.96% (c)	592,556	592,674
Fidelity Series Government Money Market Fund 2.07% (b)(d)	51,484,485	51,484,485
Fidelity Series Short-Term Credit Fund (b)	1,286,983	12,972,788
TOTAL SHORT-TERM FUNDS
(Cost $64,898,435)		65,049,947
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $367,970,134)		408,820,903
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(234,739)
NET ASSETS - 100%		$408,586,164

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	3	Dec. 2019	$446,775	$(2,879)	$(2,879)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	17	Dec. 2019	851,615	(28,664)	(28,664)
TOTAL PURCHASED					(31,543)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	10	Dec. 2019	949,200	6,929	6,929
TOTAL FUTURES CONTRACTS					$(24,614)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,379.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,973
Total	$6,973

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$10,589,589	$207,870	$2,629,600	$--	$723,951	$(318,248)	$8,573,562
Fidelity Advisor Series Growth Opportunities Fund	7,119,050	137,526	1,834,539	--	568,979	(472,896)	5,518,120
Fidelity Advisor Series Small Cap Fund	4,811,119	123,594	1,052,788	--	75,882	142,167	4,099,974
Fidelity Series All-Sector Equity Fund	4,851,607	126,382	1,217,338	--	(1,508)	241,231	4,000,374
Fidelity Series Canada Fund	1,734,835	194,278	154,663	--	(20)	130,435	1,904,865
Fidelity Series Commodity Strategy Fund	9,678,863	6,244,604	1,242,571	125,310	(37,951)	(496,903)	14,146,042
Fidelity Series Emerging Markets Debt Fund	3,245,175	157,104	258,609	95,454	(7,579)	(54,834)	3,081,257
Fidelity Series Emerging Markets Fund	2,308,362	257,957	202,394	--	(4,511)	(137,930)	2,221,484
Fidelity Series Emerging Markets Opportunities Fund	21,744,347	2,214,508	2,227,122	--	135,860	(90,590)	21,777,003
Fidelity Series Floating Rate High Income Fund	718,068	34,220	55,302	21,008	(2,518)	4,075	698,543
Fidelity Series Government Money Market Fund 2.07%	49,067,687	7,744,171	5,327,373	598,806	--	--	51,484,485
Fidelity Series High Income Fund	3,675,571	163,722	875,833	101,191	(44,172)	77,740	2,997,028
Fidelity Series Inflation-Protected Bond Index Fund	38,597,841	2,891,186	4,990,642	78,508	31,775	1,171,148	37,701,308
Fidelity Series International Credit Fund	266,462	3,541	--	3,541	--	15,796	285,799
Fidelity Series International Growth Fund	16,910,342	346,599	1,472,159	--	211,366	1,067,665	17,063,813
Fidelity Series International Small Cap Fund	3,943,868	201,760	769,569	--	100,545	51,657	3,528,261
Fidelity Series International Value Fund	16,245,843	778,231	1,294,045	--	(1,470)	354,479	16,083,038
Fidelity Series Investment Grade Bond Fund	128,120,489	12,604,647	12,886,961	2,029,710	73,280	4,749,736	132,661,191
Fidelity Series Large Cap Stock Fund	18,186,395	1,201,208	4,091,534	758,964	501,526	(615,130)	15,182,465
Fidelity Series Large Cap Value Index Fund	2,037,509	39,175	502,861	--	99,133	(4,024)	1,668,932
Fidelity Series Long-Term Treasury Bond Index Fund	20,645,323	641,858	12,858,326	246,640	1,120,950	960,567	10,510,372
Fidelity Series Opportunistic Insights Fund	9,874,029	193,920	2,519,889	--	769,877	(419,259)	7,898,678
Fidelity Series Overseas Fund	--	4,798,445	--	--	--	62,803	4,861,248
Fidelity Series Real Estate Income Fund	2,090,573	118,777	173,408	77,347	9,223	48,367	2,093,532
Fidelity Series Short-Term Credit Fund	12,149,751	1,907,966	1,221,607	171,186	2,073	134,605	12,972,788
Fidelity Series Small Cap Opportunities Fund	6,170,773	511,060	1,177,956	330,377	305,842	(524,963)	5,284,756
Fidelity Series Stock Selector Large Cap Value Fund	11,908,348	260,210	2,886,346	--	304,765	322,957	9,909,934
Fidelity Series Value Discovery Fund	11,766,870	373,498	2,790,168	--	393,327	56,471	9,799,998
	$418,458,689	$44,478,017	$66,713,603	$4,638,042	$5,328,625	$6,457,122	$408,008,850

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$219,379	$--	$219,379	$--
Domestic Equity Funds	86,082,835	86,082,835	--	--
International Equity Funds	67,439,712	67,439,712	--	--
Bond Funds	190,029,030	190,029,030	--	--
Short-Term Funds	65,049,947	65,049,947	--	--
Total Investments in Securities:	$408,820,903	$408,601,524	$219,379	$--
Derivative Instruments:
Assets
Futures Contracts	$6,929	$6,929	$--	$--
Total Assets	$6,929	$6,929	$--	$--
Liabilities
Futures Contracts	$(31,543)	$(31,543)	$--	$--
Total Liabilities	$(31,543)	$(31,543)	$--	$--
Total Derivative Instruments:	$(24,614)	$(24,614)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$6,929	$(31,543)
Total Equity Risk	6,929	(31,543)
Total Value of Derivatives	$6,929	$(31,543)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $219,330)	$219,379
Fidelity Central Funds (cost $592,674)	592,674
Other affiliated issuers (cost $367,158,130)	408,008,850
Total Investment in Securities (cost $367,970,134)		$408,820,903
Cash		171
Receivable for investments sold		2,920,208
Receivable for fund shares sold		162,260
Distributions receivable from Fidelity Central Funds		792
Receivable for daily variation margin on futures contracts		17,924
Total assets		411,922,258
Liabilities
Payable for investments purchased	$2,060,501
Payable for fund shares redeemed	1,021,019
Accrued management fee	175,918
Distribution and service plan fees payable	78,656
Total liabilities		3,336,094
Net Assets		$408,586,164
Net Assets consist of:
Paid in capital		$360,079,777
Total accumulated earnings (loss)		48,506,387
Net Assets		$408,586,164
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($189,031,442 ÷ 15,825,517 shares)(a)		$11.94
Maximum offering price per share (100/94.25 of $11.94)		$12.67
Class M:
Net Asset Value and redemption price per share ($72,204,023 ÷ 6,076,280 shares)(a)		$11.88
Maximum offering price per share (100/96.50 of $11.88)		$12.31
Class C:
Net Asset Value and offering price per share ($10,220,574 ÷ 865,428 shares)(a)		$11.81
Class I:
Net Asset Value, offering price and redemption price per share ($124,610,559 ÷ 10,384,963 shares)		$12.00
Class Z:
Net Asset Value, offering price and redemption price per share ($5,025,665 ÷ 420,655 shares)		$11.95
Class Z6:
Net Asset Value, offering price and redemption price per share ($7,493,901 ÷ 625,366 shares)		$11.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,904,785
Interest		1,957
Income from Fidelity Central Funds		6,973
Total income		3,913,715
Expenses
Management fee	$1,069,188
Distribution and service plan fees	477,752
Independent trustees' fees and expenses	841
Total expenses before reductions	1,547,781
Expense reductions	(124)
Total expenses after reductions		1,547,657
Net investment income (loss)		2,366,058
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	807
Affiliated issuers	5,328,625
Futures contracts	385,464
Capital gain distributions from underlying funds:
Affiliated issuers	733,257
Total net realized gain (loss)		6,448,153
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	42
Affiliated issuers	6,457,122
Futures contracts	18,582
Total change in net unrealized appreciation (depreciation)		6,475,746
Net gain (loss)		12,923,899
Net increase (decrease) in net assets resulting from operations		$15,289,957

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,366,058	$7,773,009
Net realized gain (loss)	6,448,153	22,985,277
Change in net unrealized appreciation (depreciation)	6,475,746	(17,343,507)
Net increase (decrease) in net assets resulting from operations	15,289,957	13,414,779
Distributions to shareholders	(9,368,746)	(36,141,003)
Share transactions - net increase (decrease)	(17,131,199)	(33,088,521)
Total increase (decrease) in net assets	(11,209,988)	(55,814,745)
Net Assets
Beginning of period	419,796,152	475,610,897
End of period	$408,586,164	$419,796,152

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2010 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.78	$12.42	$12.34	$11.87	$12.72	$12.91
Income from Investment Operations
Net investment income (loss)A	.07	.21	.16	.18	.20	.20
Net realized and unrealized gain (loss)	.36	.15	.72	.84	(.41)	.44
Total from investment operations	.43	.36	.88	1.02	(.21)	.64
Distributions from net investment income	(.03)	(.21)	(.17)	(.19)	(.21)	(.22)
Distributions from net realized gain	(.24)	(.79)	(.62)	(.36)	(.44)	(.61)
Total distributions	(.27)	(1.00)	(.80)B	(.55)	(.64)C	(.83)
Net asset value, end of period	$11.94	$11.78	$12.42	$12.34	$11.87	$12.72
Total ReturnD,E,F	3.68%	3.28%	7.18%	8.87%	(1.67)%	5.08%
Ratios to Average Net AssetsG,H
Expenses before reductions	.77%I	.77%J	.69%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.77%I	.77%J	.69%	.25%	.25%	.25%
Expenses net of all reductions	.77%I	.77%J	.69%	.25%	.25%	.25%
Net investment income (loss)	1.11%I	1.75%	1.29%	1.45%	1.63%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$189,031	$198,633	$230,553	$263,496	$328,232	$431,498
Portfolio turnover rateH	21%I	24%	20%	26%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.80 per share is comprised of distributions from net investment income of $.173 and distributions from net realized gain of $.624 per share.

 C Total distributions of $.64 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.437 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.73	$12.37	$12.30	$11.83	$12.68	$12.87
Income from Investment Operations
Net investment income (loss)A	.05	.18	.13	.14	.17	.17
Net realized and unrealized gain (loss)	.36	.15	.71	.85	(.41)	.43
Total from investment operations	.41	.33	.84	.99	(.24)	.60
Distributions from net investment income	(.02)	(.18)	(.15)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.24)	(.79)	(.62)	(.36)	(.44)	(.61)
Total distributions	(.26)	(.97)	(.77)	(.52)	(.61)B	(.79)
Net asset value, end of period	$11.88	$11.73	$12.37	$12.30	$11.83	$12.68
Total ReturnC,D,E	3.54%	3.06%	6.89%	8.63%	(1.92)%	4.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.02%I	.94%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.02%H	1.02%I	.94%	.50%	.50%	.50%
Expenses net of all reductions	1.02%H	1.02%I	.94%	.50%	.50%	.50%
Net investment income (loss)	.86%H	1.50%	1.03%	1.20%	1.38%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$72,204	$71,679	$77,068	$83,881	$92,543	$106,189
Portfolio turnover rateG	21%H	24%	20%	26%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.176 and distributions from net realized gain of $.437 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.66	$12.29	$12.22	$11.76	$12.60	$12.79
Income from Investment Operations
Net investment income (loss)A	.02	.12	.07	.08	.11	.10
Net realized and unrealized gain (loss)	.37	.14	.70	.84	(.40)	.44
Total from investment operations	.39	.26	.77	.92	(.29)	.54
Distributions from net investment income	–	(.11)	(.08)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.24)	(.78)	(.62)	(.36)	(.44)	(.61)
Total distributions	(.24)	(.89)	(.70)	(.46)	(.55)	(.73)
Net asset value, end of period	$11.81	$11.66	$12.29	$12.22	$11.76	$12.60
Total ReturnB,C,D	3.39%	2.45%	6.37%	8.07%	(2.39)%	4.33%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.51%G,H	1.52%H	1.44%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.51%G,H	1.52%H	1.44%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.51%G,H	1.52%H	1.44%	1.00%	1.00%	1.00%
Net investment income (loss)	.37%G	1.00%	.54%	.70%	.88%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$10,221	$10,765	$26,227	$29,290	$30,150	$34,839
Portfolio turnover rateF	21%G	24%	20%	26%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.82	$12.47	$12.40	$11.92	$12.77	$12.96
Income from Investment Operations
Net investment income (loss)A	.08	.24	.19	.21	.23	.23
Net realized and unrealized gain (loss)	.37	.14	.72	.85	(.40)	.44
Total from investment operations	.45	.38	.91	1.06	(.17)	.67
Distributions from net investment income	(.03)	(.25)	(.21)	(.22)	(.24)	(.25)
Distributions from net realized gain	(.24)	(.79)	(.62)	(.36)	(.44)	(.61)
Total distributions	(.27)	(1.03)B	(.84)C	(.58)	(.68)	(.86)
Net asset value, end of period	$12.00	$11.82	$12.47	$12.40	$11.92	$12.77
Total ReturnD,E	3.90%	3.50%	7.39%	9.22%	(1.40)%	5.34%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.52%I	.45%	- %J	- %J	- %J
Expenses net of fee waivers, if any	.52%H	.52%I	.45%	-%	-%	-%
Expenses net of all reductions	.52%H	.52%I	.45%	-%	-%	-%
Net investment income (loss)	1.36%H	2.00%	1.53%	1.70%	1.88%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$124,611	$131,896	$137,019	$131,216	$143,715	$158,071
Portfolio turnover rateG	21%H	24%	20%	26%	21%	22%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.03 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.788 per share.

 C Total distributions of $.84 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.624 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z

	Six months ended (Unaudited) September 30,	Year endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.78	$12.30
Income from Investment Operations
Net investment income (loss)B	.08	.27
Net realized and unrealized gain (loss)	.38	(.11)C
Total from investment operations	.46	.16
Distributions from net investment income	(.05)	(.26)
Distributions from net realized gain	(.24)	(.42)
Total distributions	(.29)	(.68)
Net asset value, end of period	$11.95	$11.78
Total ReturnD,E	3.95%	1.65%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H,I	.47%H,I
Expenses net of fee waivers, if any	.46%H,I	.47%H,I
Expenses net of all reductions	.46%H,I	.47%H,I
Net investment income (loss)	1.42%H	4.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,026	$257
Portfolio turnover rateG	21%H	24%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2010 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.81	$12.47	$12.50
Income from Investment Operations
Net investment income (loss)B	.09	.25	.05
Net realized and unrealized gain (loss)	.36	.15	.53
Total from investment operations	.45	.40	.58
Distributions from net investment income	(.04)	(.27)	(.20)
Distributions from net realized gain	(.24)	(.79)	(.42)
Total distributions	(.28)	(1.06)	(.61)C
Net asset value, end of period	$11.98	$11.81	$12.47
Total ReturnD,E	3.86%	3.66%	4.62%
Ratios to Average Net AssetsF,G
Expenses before reductions	.39%H	.39%	.41%H,I
Expenses net of fee waivers, if any	.39%H	.39%	.41%H,I
Expenses net of all reductions	.39%H	.39%	.41%H,I
Net investment income (loss)	1.49%H	2.13%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,494	$6,566	$4,744
Portfolio turnover rateG	21%H	24%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.416 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.7
Fidelity Series Government Money Market Fund 2.07%	9.3
Fidelity Series Inflation-Protected Bond Index Fund	8.0
Fidelity Series Emerging Markets Opportunities Fund	6.1
Fidelity Series International Growth Fund	5.1
Fidelity Series Large Cap Stock Fund	5.0
Fidelity Series International Value Fund	4.9
Fidelity Series Commodity Strategy Fund	3.5
Fidelity Series Stock Selector Large Cap Value Fund	3.2
Fidelity Series Value Discovery Fund	3.2
77.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.9%
International Equity Funds	19.9%
Bond Funds	41.4%
Short-Term Funds	11.8%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2015 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.82% to 1.95% 11/29/19 to 12/26/19(a)
(Cost $438,538)	440,000	438,637
	Shares	Value

Domestic Equity Funds - 26.9%
Fidelity Advisor Series Equity Growth Fund (b)	1,817,522	$26,263,190
Fidelity Advisor Series Growth Opportunities Fund (b)	1,165,500	16,946,371
Fidelity Advisor Series Small Cap Fund (b)	1,137,446	12,477,786
Fidelity Series All-Sector Equity Fund (b)	1,201,844	12,174,683
Fidelity Series Commodity Strategy Fund (b)	7,070,576	32,453,946
Fidelity Series Large Cap Stock Fund (b)	3,197,302	46,328,911
Fidelity Series Large Cap Value Index Fund (b)	386,922	5,053,201
Fidelity Series Opportunistic Insights Fund (b)	1,346,255	24,259,514
Fidelity Series Small Cap Opportunities Fund (b)	1,250,761	16,097,294
Fidelity Series Stock Selector Large Cap Value Fund (b)	2,423,879	30,225,766
Fidelity Series Value Discovery Fund (b)	2,297,425	29,889,495
TOTAL DOMESTIC EQUITY FUNDS
(Cost $202,596,809)		252,170,157

International Equity Funds - 19.9%
Fidelity Series Canada Fund (b)	485,182	5,370,967
Fidelity Series Emerging Markets Fund (b)	636,582	5,862,918
Fidelity Series Emerging Markets Opportunities Fund (b)	3,073,050	57,097,260
Fidelity Series International Growth Fund (b)	2,926,469	47,906,297
Fidelity Series International Small Cap Fund (b)	614,641	9,920,305
Fidelity Series International Value Fund (b)	4,847,094	46,047,390
Fidelity Series Overseas Fund (b)	1,434,785	14,233,066
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $144,755,786)		186,438,203

Bond Funds - 41.4%
Fidelity Series Emerging Markets Debt Fund (b)	726,013	6,824,526
Fidelity Series Floating Rate High Income Fund (b)	158,483	1,472,310
Fidelity Series High Income Fund (b)	724,337	6,881,202
Fidelity Series Inflation-Protected Bond Index Fund (b)	7,417,999	74,773,427
Fidelity Series International Credit Fund (b)	64,971	680,250
Fidelity Series Investment Grade Bond Fund (b)	23,147,940	268,516,101
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,407,903	24,103,111
Fidelity Series Real Estate Income Fund (b)	426,586	4,782,027
TOTAL BOND FUNDS
(Cost $364,564,739)		388,032,954

Short-Term Funds - 11.8%
Fidelity Cash Central Fund 1.96% (c)	1,290,645	1,290,903
Fidelity Series Government Money Market Fund 2.07% (b)(d)	87,240,035	87,240,035
Fidelity Series Short-Term Credit Fund (b)	2,175,088	21,924,884
TOTAL SHORT-TERM FUNDS
(Cost $110,212,836)		110,455,822
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $822,568,708)		937,535,773
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(584,733)
NET ASSETS - 100%		$936,951,040

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	8	Dec. 2019	$1,191,400	$(6,408)	$(6,408)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	46	Dec. 2019	2,304,370	(76,655)	(76,655)
TOTAL PURCHASED					(83,063)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	34	Dec. 2019	3,227,280	22,315	22,315
TOTAL FUTURES CONTRACTS					$(60,748)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $438,637.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,714
Total	$16,714

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$32,546,778	$257,713	$7,776,821	$--	$2,213,755	$(978,235)	$26,263,190
Fidelity Advisor Series Growth Opportunities Fund	21,848,910	169,925	5,361,129	--	1,736,618	(1,447,953)	16,946,371
Fidelity Advisor Series Small Cap Fund	14,730,372	124,962	3,042,364	--	236,317	428,499	12,477,786
Fidelity Series All-Sector Equity Fund	14,439,639	143,905	3,121,229	--	1,133	711,235	12,174,683
Fidelity Series Canada Fund	5,061,159	431,779	493,038	--	1,597	369,470	5,370,967
Fidelity Series Commodity Strategy Fund	22,709,877	14,014,277	3,023,759	289,902	(151,250)	(1,095,199)	32,453,946
Fidelity Series Emerging Markets Debt Fund	7,351,000	271,906	657,426	213,275	(30,693)	(110,261)	6,824,526
Fidelity Series Emerging Markets Fund	6,122,573	685,608	573,558	--	(12,211)	(359,494)	5,862,918
Fidelity Series Emerging Markets Opportunities Fund	57,560,785	4,553,151	5,126,835	--	329,408	(219,249)	57,097,260
Fidelity Series Floating Rate High Income Fund	1,551,611	57,285	140,079	44,721	(8,148)	11,641	1,472,310
Fidelity Series Government Money Market Fund 2.07%	87,309,321	14,328,488	14,397,774	1,058,068	--	--	87,240,035
Fidelity Series High Income Fund	8,655,724	296,421	2,149,686	234,015	(43,696)	122,439	6,881,202
Fidelity Series Inflation-Protected Bond Index Fund	70,248,640	9,068,964	6,688,026	143,216	24,913	2,118,936	74,773,427
Fidelity Series International Credit Fund	634,225	8,429	--	8,429	--	37,596	680,250
Fidelity Series International Growth Fund	48,417,041	404,622	4,549,997	--	1,249,212	2,385,419	47,906,297
Fidelity Series International Small Cap Fund	11,290,776	479,185	2,284,454	--	400,246	34,552	9,920,305
Fidelity Series International Value Fund	46,313,712	2,773,265	4,098,878	--	120,010	939,281	46,047,390
Fidelity Series Investment Grade Bond Fund	262,356,116	23,295,149	26,902,588	4,120,872	84,159	9,683,265	268,516,101
Fidelity Series Large Cap Stock Fund	55,960,959	2,790,577	12,075,469	2,341,342	1,141,018	(1,488,174)	46,328,911
Fidelity Series Large Cap Value Index Fund	6,321,235	48,497	1,609,160	--	332,428	(39,799)	5,053,201
Fidelity Series Long-Term Treasury Bond Index Fund	49,275,645	982,187	31,070,383	581,306	2,751,538	2,164,124	24,103,111
Fidelity Series Opportunistic Insights Fund	30,342,218	240,319	7,386,807	--	2,318,343	(1,254,559)	24,259,514
Fidelity Series Overseas Fund	--	14,073,064	--	--	--	160,002	14,233,066
Fidelity Series Real Estate Income Fund	4,873,522	217,462	441,390	177,964	26,847	105,586	4,782,027
Fidelity Series Short-Term Credit Fund	21,687,199	2,925,388	2,929,882	301,256	6,585	235,594	21,924,884
Fidelity Series Small Cap Opportunities Fund	18,858,008	1,247,120	3,329,345	1,017,174	901,889	(1,580,378)	16,097,294
Fidelity Series Stock Selector Large Cap Value Fund	36,612,014	291,625	8,610,610	--	966,144	966,593	30,225,766
Fidelity Series Value Discovery Fund	36,176,450	537,234	8,206,455	--	1,218,102	164,164	29,889,495
	$979,255,509	$94,718,507	$166,047,142	$10,531,540	$15,814,264	$12,065,095	$935,806,233

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$438,637	$--	$438,637	$--
Domestic Equity Funds	252,170,157	252,170,157	--	--
International Equity Funds	186,438,203	186,438,203	--	--
Bond Funds	388,032,954	388,032,954	--	--
Short-Term Funds	110,455,822	110,455,822	--	--
Total Investments in Securities:	$937,535,773	$937,097,136	$438,637	$--
Derivative Instruments:
Assets
Futures Contracts	$22,315	$22,315	$--	$--
Total Assets	$22,315	$22,315	$--	$--
Liabilities
Futures Contracts	$(83,063)	$(83,063)	$--	$--
Total Liabilities	$(83,063)	$(83,063)	$--	$--
Total Derivative Instruments:	$(60,748)	$(60,748)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$22,315	$(83,063)
Total Equity Risk	22,315	(83,063)
Total Value of Derivatives	$22,315	$(83,063)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $438,538)	$438,637
Fidelity Central Funds (cost $1,290,900)	1,290,903
Other affiliated issuers (cost $820,839,270)	935,806,233
Total Investment in Securities (cost $822,568,708)		$937,535,773
Cash		521
Receivable for investments sold		8,121,662
Receivable for fund shares sold		337,849
Distributions receivable from Fidelity Central Funds		1,758
Receivable for daily variation margin on futures contracts		31,688
Total assets		946,029,251
Liabilities
Payable for investments purchased	$2,547,564
Payable for fund shares redeemed	5,911,976
Accrued management fee	438,924
Distribution and service plan fees payable	179,747
Total liabilities		9,078,211
Net Assets		$936,951,040
Net Assets consist of:
Paid in capital		$800,723,844
Total accumulated earnings (loss)		136,227,196
Net Assets		$936,951,040
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($447,470,291 ÷ 37,613,929 shares)(a)		$11.90
Maximum offering price per share (100/94.25 of $11.90)		$12.63
Class M:
Net Asset Value and redemption price per share ($148,765,022 ÷ 12,543,468 shares)(a)		$11.86
Maximum offering price per share (100/96.50 of $11.86)		$12.29
Class C:
Net Asset Value and offering price per share ($26,894,221 ÷ 2,286,570 shares)(a)		$11.76
Class I:
Net Asset Value, offering price and redemption price per share ($280,078,880 ÷ 23,324,762 shares)		$12.01
Class Z:
Net Asset Value, offering price and redemption price per share ($15,918,273 ÷ 1,332,182 shares)		$11.95
Class Z6:
Net Asset Value, offering price and redemption price per share ($17,824,353 ÷ 1,487,587 shares)		$11.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$8,280,844
Interest		4,453
Income from Fidelity Central Funds		16,714
Total income		8,302,011
Expenses
Management fee	$2,674,416
Distribution and service plan fees	1,102,230
Independent trustees' fees and expenses	1,949
Total expenses before reductions	3,778,595
Expense reductions	(219)
Total expenses after reductions		3,778,376
Net investment income (loss)		4,523,635
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,507
Affiliated issuers	15,814,264
Futures contracts	919,680
Capital gain distributions from underlying funds:
Affiliated issuers	2,250,696
Total net realized gain (loss)		18,987,147
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	77
Fidelity Central Funds	1
Other affiliated issuers	12,065,095
Futures contracts	45,118
Total change in net unrealized appreciation (depreciation)		12,110,291
Net gain (loss)		31,097,438
Net increase (decrease) in net assets resulting from operations		$35,621,073

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,523,635	$17,744,669
Net realized gain (loss)	18,987,147	64,175,175
Change in net unrealized appreciation (depreciation)	12,110,291	(49,925,939)
Net increase (decrease) in net assets resulting from operations	35,621,073	31,993,905
Distributions to shareholders	(26,779,962)	(96,090,230)
Share transactions - net increase (decrease)	(54,417,331)	(64,212,519)
Total increase (decrease) in net assets	(45,576,220)	(128,308,844)
Net Assets
Beginning of period	982,527,260	1,110,836,104
End of period	$936,951,040	$982,527,260

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2015 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.79	$12.59	$12.43	$11.81	$12.70	$12.87
Income from Investment Operations
Net investment income (loss)A	.05	.21	.16	.18	.20	.20
Net realized and unrealized gain (loss)	.39	.14	.87	.99	(.45)	.49
Total from investment operations	.44	.35	1.03	1.17	(.25)	.69
Distributions from net investment income	(.02)	(.21)	(.18)	(.19)	(.21)	(.21)
Distributions from net realized gain	(.31)	(.94)	(.70)	(.36)	(.43)	(.64)
Total distributions	(.33)	(1.15)	(.87)B	(.55)	(.64)	(.86)C
Net asset value, end of period	$11.90	$11.79	$12.59	$12.43	$11.81	$12.70
Total ReturnD,E,F	3.81%	3.26%	8.42%	10.23%	(2.07)%	5.51%
Ratios to Average Net AssetsG,H
Expenses before reductions	.81%I	.82%	.72%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.81%I	.82%	.72%	.25%	.25%	.25%
Expenses net of all reductions	.81%I	.82%	.72%	.25%	.25%	.25%
Net investment income (loss)	.91%I	1.71%	1.22%	1.46%	1.64%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$447,470	$476,763	$551,179	$653,982	$739,929	$967,164
Portfolio turnover rateH	20%I	21%	19%	22%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.87 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.699 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.642 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.76	$12.56	$12.41	$11.79	$12.68	$12.85
Income from Investment Operations
Net investment income (loss)A	.04	.17	.12	.15	.17	.17
Net realized and unrealized gain (loss)	.38	.15	.87	.99	(.45)	.48
Total from investment operations	.42	.32	.99	1.14	(.28)	.65
Distributions from net investment income	(.01)	(.18)	(.15)	(.16)	(.18)	(.18)
Distributions from net realized gain	(.31)	(.94)	(.70)	(.36)	(.43)	(.64)
Total distributions	(.32)	(1.12)	(.84)B	(.52)	(.61)	(.82)
Net asset value, end of period	$11.86	$11.76	$12.56	$12.41	$11.79	$12.68
Total ReturnC,D,E	3.66%	3.01%	8.10%	9.98%	(2.32)%	5.26%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.06%H	1.07%	.98%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.06%H	1.07%	.98%	.50%	.50%	.50%
Expenses net of all reductions	1.06%H	1.07%	.98%	.50%	.50%	.50%
Net investment income (loss)	.66%H	1.45%	.96%	1.21%	1.39%	1.33%
Supplemental Data
Net assets, end of period (000 omitted)	$148,765	$152,212	$167,835	$178,795	$190,018	$208,468
Portfolio turnover rateG	20%H	21%	19%	22%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.84 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.699 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.69	$12.47	$12.32	$11.72	$12.60	$12.77
Income from Investment Operations
Net investment income (loss)A	.01	.11	.06	.08	.11	.11
Net realized and unrealized gain (loss)	.37	.16	.86	.98	(.45)	.48
Total from investment operations	.38	.27	.92	1.06	(.34)	.59
Distributions from net investment income	–	(.13)	(.08)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.31)	(.93)	(.70)	(.36)	(.43)	(.64)
Total distributions	(.31)	(1.05)B	(.77)C	(.46)	(.54)	(.76)
Net asset value, end of period	$11.76	$11.69	$12.47	$12.32	$11.72	$12.60
Total ReturnD,E,F	3.32%	2.60%	7.57%	9.33%	(2.76)%	4.75%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.55%I,J	1.57%	1.48%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.55%I,J	1.57%	1.48%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.55%I,J	1.57%	1.48%	1.00%	1.00%	1.00%
Net investment income (loss)	.17%I	.96%	.47%	.71%	.89%	.83%
Supplemental Data
Net assets, end of period (000 omitted)	$26,894	$31,274	$54,730	$61,332	$63,443	$72,725
Portfolio turnover rateH	20%I	21%	19%	22%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.05 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.926 per share.

 C Total distributions of $.77 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.699 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.89	$12.69	$12.53	$11.90	$12.79	$12.96
Income from Investment Operations
Net investment income (loss)A	.07	.24	.19	.21	.23	.24
Net realized and unrealized gain (loss)	.39	.14	.88	1.00	(.45)	.48
Total from investment operations	.46	.38	1.07	1.21	(.22)	.72
Distributions from net investment income	(.03)	(.24)	(.21)	(.22)	(.24)	(.25)
Distributions from net realized gain	(.31)	(.94)	(.70)	(.36)	(.43)	(.64)
Total distributions	(.34)	(1.18)	(.91)	(.58)	(.67)	(.89)
Net asset value, end of period	$12.01	$11.89	$12.69	$12.53	$11.90	$12.79
Total ReturnB,C	3.92%	3.55%	8.66%	10.53%	(1.80)%	5.74%
Ratios to Average Net AssetsD,E
Expenses before reductions	.56%F	.57%	.48%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.56%F	.57%	.48%	-%	-%	-%
Expenses net of all reductions	.56%F	.57%	.48%	-%	-%	-%
Net investment income (loss)	1.16%F	1.95%	1.46%	1.71%	1.89%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$280,079	$304,221	$324,189	$317,539	$361,722	$425,176
Portfolio turnover rateE	20%F	21%	19%	22%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z

	Six months ended (Unaudited) September 30,	Year endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.85	$12.50
Income from Investment Operations
Net investment income (loss)B	.07	.27
Net realized and unrealized gain (loss)	.38	(.17)C
Total from investment operations	.45	.10
Distributions from net investment income	(.04)	(.27)
Distributions from net realized gain	(.31)	(.48)
Total distributions	(.35)	(.75)
Net asset value, end of period	$11.95	$11.85
Total ReturnD,E	3.88%	1.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.51%H,I
Expenses net of fee waivers, if any	.49%H	.51%H,I
Expenses net of all reductions	.49%H	.51%H,I
Net investment income (loss)	1.23%H	4.73%H
Supplemental Data
Net assets, end of period (000 omitted)	$15,918	$1,522
Portfolio turnover rateG	20%H	21%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2015 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.87	$12.67	$12.66
Income from Investment Operations
Net investment income (loss)B	.08	.25	.18
Net realized and unrealized gain (loss)	.37	.16	.51
Total from investment operations	.45	.41	.69
Distributions from net investment income	(.03)	(.27)	(.21)
Distributions from net realized gain	(.31)	(.94)	(.47)
Total distributions	(.34)	(1.21)	(.68)
Net asset value, end of period	$11.98	$11.87	$12.67
Total ReturnC,D	3.89%	3.81%	5.42%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G	.41%	.43%G,H
Expenses net of fee waivers, if any	.41%G	.41%	.43%G,H
Expenses net of all reductions	.41%G	.41%	.43%G,H
Net investment income (loss)	1.31%G	2.11%	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$17,824	$16,536	$12,903
Portfolio turnover rateF	20%G	21%	19%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.3
Fidelity Series Inflation-Protected Bond Index Fund	6.8
Fidelity Series Emerging Markets Opportunities Fund	6.7
Fidelity Series Government Money Market Fund 2.07%	6.6
Fidelity Series Large Cap Stock Fund	6.0
Fidelity Series International Growth Fund	5.9
Fidelity Series International Value Fund	5.8
Fidelity Series Stock Selector Large Cap Value Fund	3.9
Fidelity Series Value Discovery Fund	3.9
Fidelity Series Commodity Strategy Fund	3.5
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.1%
International Equity Funds	22.9%
Bond Funds	36.7%
Short-Term Funds	8.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2020 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.82% to 2.09% 10/17/19 to 12/26/19(a)
(Cost $1,206,011)	1,210,000	1,206,210
	Shares	Value

Domestic Equity Funds - 32.1%
Fidelity Advisor Series Equity Growth Fund (b)	5,268,176	$76,125,147
Fidelity Advisor Series Growth Opportunities Fund (b)	3,388,243	49,265,051
Fidelity Advisor Series Small Cap Fund (b)	3,295,131	36,147,585
Fidelity Series All-Sector Equity Fund (b)	3,481,595	35,268,559
Fidelity Series Commodity Strategy Fund (b)	16,825,638	77,229,680
Fidelity Series Large Cap Stock Fund (b)	9,269,498	134,315,019
Fidelity Series Large Cap Value Index Fund (b)	1,119,309	14,618,175
Fidelity Series Opportunistic Insights Fund (b)	3,913,497	70,521,210
Fidelity Series Small Cap Opportunities Fund (b)	3,624,338	46,645,234
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,025,901	87,612,983
Fidelity Series Value Discovery Fund (b)	6,659,401	86,638,813
TOTAL DOMESTIC EQUITY FUNDS
(Cost $578,200,714)		714,387,456

International Equity Funds - 22.9%
Fidelity Series Canada Fund (b)	1,398,097	15,476,934
Fidelity Series Emerging Markets Fund (b)	1,748,672	16,105,272
Fidelity Series Emerging Markets Opportunities Fund (b)	8,085,807	150,234,291
Fidelity Series International Growth Fund (b)	7,955,718	130,235,100
Fidelity Series International Small Cap Fund (b)	1,787,769	28,854,594
Fidelity Series International Value Fund (b)	13,544,143	128,669,361
Fidelity Series Overseas Fund (b)	4,068,868	40,363,171
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $406,236,209)		509,938,723

Bond Funds - 36.7%
Fidelity Series Emerging Markets Debt Fund (b)	1,642,348	15,438,070
Fidelity Series Floating Rate High Income Fund (b)	321,205	2,983,998
Fidelity Series High Income Fund (b)	1,726,593	16,402,631
Fidelity Series Inflation-Protected Bond Index Fund (b)	15,088,331	152,090,379
Fidelity Series International Credit Fund (b)	139,646	1,462,092
Fidelity Series Investment Grade Bond Fund (b)	48,570,186	563,414,155
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,604,639	56,102,436
Fidelity Series Real Estate Income Fund (b)	994,810	11,151,818
TOTAL BOND FUNDS
(Cost $783,240,733)		819,045,579

Short-Term Funds - 8.3%
Fidelity Cash Central Fund 1.96% (c)	2,145,540	2,145,970
Fidelity Series Government Money Market Fund 2.07% (b)(d)	146,611,543	146,611,543
Fidelity Series Short-Term Credit Fund (b)	3,642,567	36,717,078
TOTAL SHORT-TERM FUNDS
(Cost $185,055,531)		185,474,591
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,953,939,198)		2,230,052,559
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,441,323)
NET ASSETS - 100%		$2,228,611,236

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	20	Dec. 2019	$2,978,500	$9,069	$9,069
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	117	Dec. 2019	5,861,115	(130,773)	(130,773)
TOTAL PURCHASED					(121,704)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	106	Dec. 2019	10,061,520	83,260	83,260
TOTAL FUTURES CONTRACTS					$(38,444)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,206,210.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$38,963
Total	$38,963

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$92,384,310	$783,363	$20,574,116	$--	$5,551,288	$(2,019,698)	$76,125,147
Fidelity Advisor Series Growth Opportunities Fund	62,361,675	517,387	14,434,657	--	4,672,676	(3,852,030)	49,265,051
Fidelity Advisor Series Small Cap Fund	40,941,178	570,219	7,225,217	--	540,297	1,321,108	36,147,585
Fidelity Series All-Sector Equity Fund	40,929,825	358,304	8,061,857	--	25,899	2,016,388	35,268,559
Fidelity Series Canada Fund	13,486,729	2,019,840	1,058,055	--	(1,507)	1,029,927	15,476,934
Fidelity Series Commodity Strategy Fund	53,472,213	32,770,715	6,053,468	696,479	(444,797)	(2,514,983)	77,229,680
Fidelity Series Emerging Markets Debt Fund	16,371,811	625,678	1,244,159	479,332	(61,212)	(254,048)	15,438,070
Fidelity Series Emerging Markets Fund	15,695,656	2,563,368	1,207,014	--	(18,155)	(928,583)	16,105,272
Fidelity Series Emerging Markets Opportunities Fund	147,559,925	12,829,121	10,607,161	--	300,294	152,112	150,234,291
Fidelity Series Floating Rate High Income Fund	3,120,379	121,807	265,074	90,448	(14,573)	21,459	2,983,998
Fidelity Series Government Money Market Fund 2.07%	152,159,909	29,760,986	35,309,352	1,866,584	--	--	146,611,543
Fidelity Series High Income Fund	20,745,261	708,852	5,237,928	553,442	(281,034)	467,480	16,402,631
Fidelity Series Inflation-Protected Bond Index Fund	120,170,173	37,399,504	9,250,967	251,900	22,365	3,749,304	152,090,379
Fidelity Series International Credit Fund	1,363,168	18,117	--	18,116	--	80,807	1,462,092
Fidelity Series International Growth Fund	129,324,278	1,165,311	10,039,854	--	2,232,631	7,552,734	130,235,100
Fidelity Series International Small Cap Fund	30,519,298	283,743	3,115,050	--	299,724	866,879	28,854,594
Fidelity Series International Value Fund	123,662,826	11,290,837	9,215,089	--	109,225	2,821,562	128,669,361
Fidelity Series Investment Grade Bond Fund	538,214,733	55,182,090	50,306,959	8,563,857	86,795	20,237,496	563,414,155
Fidelity Series Large Cap Stock Fund	154,945,821	7,841,611	27,319,241	6,702,599	(894,595)	(258,577)	134,315,019
Fidelity Series Large Cap Value Index Fund	17,496,625	147,332	3,857,881	--	800,892	31,207	14,618,175
Fidelity Series Long-Term Treasury Bond Index Fund	117,354,568	3,355,039	76,522,286	1,404,995	6,895,938	5,019,177	56,102,436
Fidelity Series Opportunistic Insights Fund	85,777,692	730,862	19,005,266	--	4,563,675	(1,545,753)	70,521,210
Fidelity Series Overseas Fund	--	40,025,360	--	--	--	337,811	40,363,171
Fidelity Series Real Estate Income Fund	11,168,017	510,956	833,776	412,643	50,136	256,485	11,151,818
Fidelity Series Short-Term Credit Fund	38,320,567	5,528,556	7,562,275	538,516	27,409	402,821	36,717,078
Fidelity Series Small Cap Opportunities Fund	52,642,198	3,424,786	7,411,581	2,949,495	1,182,694	(3,192,863)	46,645,234
Fidelity Series Stock Selector Large Cap Value Fund	102,275,559	887,854	21,014,721	--	2,012,936	3,451,355	87,612,983
Fidelity Series Value Discovery Fund	100,321,739	1,163,308	18,752,991	--	2,759,022	1,147,735	86,638,813
Total	$2,282,786,133	$252,584,906	$375,485,995	$24,528,406	$30,418,023	$36,397,312	$2,226,700,379

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,206,210	$--	$1,206,210	$--
Domestic Equity Funds	714,387,456	714,387,456	--	--
International Equity Funds	509,938,723	509,938,723	--	--
Bond Funds	819,045,579	819,045,579	--	--
Short-Term Funds	185,474,591	185,474,591	--	--
Total Investments in Securities:	$2,230,052,559	$2,228,846,349	$1,206,210	$--
Derivative Instruments:
Assets
Futures Contracts	$92,329	$92,329	$--	$--
Total Assets	$92,329	$92,329	$--	$--
Liabilities
Futures Contracts	$(130,773)	$(130,773)	$--	$--
Total Liabilities	$(130,773)	$(130,773)	$--	$--
Total Derivative Instruments:	$(38,444)	$(38,444)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$92,329	$(130,773)
Total Equity Risk	92,329	(130,773)
Total Value of Derivatives	$92,329	$(130,773)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,206,011)	$1,206,210
Fidelity Central Funds (cost $2,145,970)	2,145,970
Other affiliated issuers (cost $1,950,587,217)	2,226,700,379
Total Investment in Securities (cost $1,953,939,198)		$2,230,052,559
Receivable for investments sold		17,251,156
Receivable for fund shares sold		1,015,361
Distributions receivable from Fidelity Central Funds		3,757
Receivable for daily variation margin on futures contracts		56,888
Other receivables		1,413
Total assets		2,248,381,134
Liabilities
Payable for investments purchased	$6,935,343
Payable for fund shares redeemed	11,320,734
Accrued management fee	1,117,928
Distribution and service plan fees payable	395,893
Total liabilities		19,769,898
Net Assets		$2,228,611,236
Net Assets consist of:
Paid in capital		$1,910,624,143
Total accumulated earnings (loss)		317,987,093
Net Assets		$2,228,611,236
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($994,228,043 ÷ 76,312,929 shares)(a)		$13.03
Maximum offering price per share (100/94.25 of $13.03)		$13.82
Class M:
Net Asset Value and redemption price per share ($333,227,614 ÷ 25,608,919 shares)(a)		$13.01
Maximum offering price per share (100/96.50 of $13.01)		$13.48
Class C:
Net Asset Value and offering price per share ($55,775,704 ÷ 4,330,037 shares)(a)		$12.88
Class I:
Net Asset Value, offering price and redemption price per share ($767,012,347 ÷ 58,346,446 shares)		$13.15
Class Z:
Net Asset Value, offering price and redemption price per share ($24,880,941 ÷ 1,902,289 shares)		$13.08
Class Z6:
Net Asset Value, offering price and redemption price per share ($53,486,587 ÷ 4,079,116 shares)		$13.11

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$18,049,269
Interest		9,691
Income from Fidelity Central Funds		38,963
Total income		18,097,923
Expenses
Management fee	$6,777,926
Distribution and service plan fees	2,432,071
Independent trustees' fees and expenses	4,586
Total expenses before reductions	9,214,583
Expense reductions	(293)
Total expenses after reductions		9,214,290
Net investment income (loss)		8,883,633
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,764
Affiliated issuers	30,418,023
Futures contracts	1,903,767
Capital gain distributions from underlying funds:
Affiliated issuers	6,479,137
Total net realized gain (loss)		38,807,691
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	174
Affiliated issuers	36,397,312
Futures contracts	166,623
Total change in net unrealized appreciation (depreciation)		36,564,109
Net gain (loss)		75,371,800
Net increase (decrease) in net assets resulting from operations		$84,255,433

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,883,633	$40,560,631
Net realized gain (loss)	38,807,691	143,877,520
Change in net unrealized appreciation (depreciation)	36,564,109	(108,671,834)
Net increase (decrease) in net assets resulting from operations	84,255,433	75,766,317
Distributions to shareholders	(71,821,718)	(202,406,934)
Share transactions - net increase (decrease)	(74,697,694)	(84,654,253)
Total increase (decrease) in net assets	(62,263,979)	(211,294,870)
Net Assets
Beginning of period	2,290,875,215	2,502,170,085
End of period	$2,228,611,236	$2,290,875,215

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2020 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.97	$13.71	$13.31	$12.51	$13.44	$13.54
Income from Investment Operations
Net investment income (loss)A	.05	.22	.16	.19	.21	.22
Net realized and unrealized gain (loss)	.42	.18	1.05	1.16	(.51)	.55
Total from investment operations	.47	.40	1.21	1.35	(.30)	.77
Distributions from net investment income	(.01)	(.22)	(.18)	(.19)	(.21)	(.23)
Distributions from net realized gain	(.40)	(.92)	(.62)	(.36)	(.41)	(.64)
Total distributions	(.41)	(1.14)	(.81)B	(.55)	(.63)C	(.87)
Net asset value, end of period	$13.03	$12.97	$13.71	$13.31	$12.51	$13.44
Total ReturnD,E,F	3.73%	3.40%	9.15%	11.17%	(2.35)%	5.82%
Ratios to Average Net AssetsG,H
Expenses before reductions	.85%I	.86%	.76%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.85%I	.86%	.76%	.25%	.25%	.25%
Expenses net of all reductions	.85%I	.86%	.76%	.25%	.25%	.25%
Net investment income (loss)	.74%I	1.68%	1.18%	1.46%	1.62%	1.59%
Supplemental Data
Net assets, end of period (000 omitted)	$994,228	$1,038,299	$1,196,128	$1,315,261	$1,442,826	$1,775,399
Portfolio turnover rateH	22%I	22%	20%	19%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.81 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.621 per share.

 C Total distributions of $.63 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.411 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.96	$13.71	$13.30	$12.51	$13.44	$13.54
Income from Investment Operations
Net investment income (loss)A	.03	.19	.13	.15	.18	.18
Net realized and unrealized gain (loss)	.42	.17	1.05	1.16	(.52)	.55
Total from investment operations	.45	.36	1.18	1.31	(.34)	.73
Distributions from net investment income	–B	(.19)	(.15)	(.16)	(.18)	(.19)
Distributions from net realized gain	(.40)	(.92)	(.62)	(.36)	(.41)	(.64)
Total distributions	(.40)	(1.11)	(.77)	(.52)	(.59)	(.83)
Net asset value, end of period	$13.01	$12.96	$13.71	$13.30	$12.51	$13.44
Total ReturnC,D,E	3.59%	3.07%	8.97%	10.81%	(2.59)%	5.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.10%H	1.11%	1.01%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.10%H	1.11%	1.01%	.50%	.50%	.50%
Expenses net of all reductions	1.10%H	1.11%	1.01%	.50%	.50%	.50%
Net investment income (loss)	.49%H	1.43%	.92%	1.21%	1.37%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$333,228	$345,810	$374,470	$396,330	$394,406	$440,674
Portfolio turnover rateG	22%H	22%	20%	19%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.86	$13.60	$13.20	$12.42	$13.35	$13.45
Income from Investment Operations
Net investment income (loss)A	–B	.12	.06	.09	.11	.11
Net realized and unrealized gain (loss)	.42	.17	1.05	1.15	(.51)	.55
Total from investment operations	.42	.29	1.11	1.24	(.40)	.66
Distributions from net investment income	–	(.14)	(.09)	(.10)	(.12)	(.12)
Distributions from net realized gain	(.40)	(.90)	(.62)	(.36)	(.41)	(.64)
Total distributions	(.40)	(1.03)C	(.71)	(.46)	(.53)	(.76)
Net asset value, end of period	$12.88	$12.86	$13.60	$13.20	$12.42	$13.35
Total ReturnD,E,F	3.36%	2.55%	8.45%	10.26%	(3.11)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.60%I	1.61%	1.52%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.60%I	1.61%	1.52%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.60%I	1.61%	1.52%	1.00%	1.00%	1.00%
Net investment income (loss)	(.01)%I	.93%	.42%	.71%	.87%	.84%
Supplemental Data
Net assets, end of period (000 omitted)	$55,776	$63,123	$98,878	$101,268	$105,128	$112,535
Portfolio turnover rateH	22%I	22%	20%	19%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $1.03 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.895 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.07	$13.82	$13.41	$12.61	$13.54	$13.63
Income from Investment Operations
Net investment income (loss)A	.06	.26	.20	.22	.24	.25
Net realized and unrealized gain (loss)	.44	.17	1.05	1.16	(.51)	.56
Total from investment operations	.50	.43	1.25	1.38	(.27)	.81
Distributions from net investment income	(.02)	(.26)	(.22)	(.22)	(.25)	(.26)
Distributions from net realized gain	(.40)	(.92)	(.62)	(.36)	(.41)	(.64)
Total distributions	(.42)	(1.18)	(.84)	(.58)	(.66)	(.90)
Net asset value, end of period	$13.15	$13.07	$13.82	$13.41	$12.61	$13.54
Total ReturnB,C	3.92%	3.61%	9.45%	11.36%	(2.07)%	6.13%
Ratios to Average Net AssetsD,E
Expenses before reductions	.60%F	.61%	.52%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.60%F	.61%	.52%	-%	-%	-%
Expenses net of all reductions	.60%F	.61%	.52%	-%	-%	-%
Net investment income (loss)	.99%F	1.92%	1.42%	1.71%	1.87%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$767,012	$795,372	$803,562	$743,042	$767,908	$836,880
Portfolio turnover rateE	22%F	22%	20%	19%	20%	21%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z

	Six months ended (Unaudited) September 30,	Year endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.02	$13.69
Income from Investment Operations
Net investment income (loss)B	.07	.21
Net realized and unrealized gain (loss)	.43	(.15)C
Total from investment operations	.50	.06
Distributions from net investment income	(.04)	(.30)
Distributions from net realized gain	(.40)	(.43)
Total distributions	(.44)	(.73)
Net asset value, end of period	$13.08	$13.02
Total ReturnD,E	3.93%	.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.52%H	.54%H,I
Expenses net of fee waivers, if any	.52%H	.54%H,I
Expenses net of all reductions	.52%H	.54%H,I
Net investment income (loss)	1.07%H	3.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$24,881	$2,585
Portfolio turnover rateG	22%H	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2020 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.04	$13.81	$13.62
Income from Investment Operations
Net investment income (loss)B	.08	.28	.08
Net realized and unrealized gain (loss)	.42	.17	.75
Total from investment operations	.50	.45	.83
Distributions from net investment income	(.03)	(.30)	(.23)
Distributions from net realized gain	(.40)	(.92)	(.41)
Total distributions	(.43)	(1.22)	(.64)
Net asset value, end of period	$13.11	$13.04	$13.81
Total ReturnC,D	3.91%	3.76%	6.08%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.43%	.45%G,H
Expenses net of fee waivers, if any	.43%G	.43%	.45%G,H
Expenses net of all reductions	.43%G	.43%	.45%G,H
Net investment income (loss)	1.16%G	2.10%	.71%G
Supplemental Data
Net assets, end of period (000 omitted)	$53,487	$45,686	$29,132
Portfolio turnover rateF	22%G	22%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	22.7
Fidelity Series Emerging Markets Opportunities Fund	7.3
Fidelity Series Large Cap Stock Fund	6.9
Fidelity Series International Growth Fund	6.5
Fidelity Series International Value Fund	6.5
Fidelity Series Inflation-Protected Bond Index Fund	6.1
Fidelity Series Stock Selector Large Cap Value Fund	4.5
Fidelity Series Value Discovery Fund	4.4
Fidelity Series Government Money Market Fund 2.07%	4.0
Fidelity Advisor Series Equity Growth Fund	3.9
72.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.2%
International Equity Funds	25.4%
Bond Funds	33.4%
Short-Term Funds	5.0%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2025 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.82% to 2.09% 10/17/19 to 12/26/19(a)
(Cost $1,643,386)	1,650,000	1,643,677
	Shares	Value

Domestic Equity Funds - 36.2%
Fidelity Advisor Series Equity Growth Fund (b)	7,890,949	$114,024,211
Fidelity Advisor Series Growth Opportunities Fund (b)	5,133,685	74,643,778
Fidelity Advisor Series Small Cap Fund (b)	4,926,063	54,038,914
Fidelity Series All-Sector Equity Fund (b)	5,203,948	52,715,992
Fidelity Series Commodity Strategy Fund (b)	22,036,871	101,149,236
Fidelity Series Large Cap Stock Fund (b)	13,896,427	201,359,229
Fidelity Series Large Cap Value Index Fund (b)	1,663,263	21,722,211
Fidelity Series Opportunistic Insights Fund (b)	5,928,256	106,827,167
Fidelity Series Small Cap Opportunities Fund (b)	5,422,310	69,785,131
Fidelity Series Stock Selector Large Cap Value Fund (b)	10,527,180	131,273,932
Fidelity Series Value Discovery Fund (b)	9,977,658	129,809,335
TOTAL DOMESTIC EQUITY FUNDS
(Cost $866,066,286)		1,057,349,136

International Equity Funds - 25.4%
Fidelity Series Canada Fund (b)	2,042,642	22,612,046
Fidelity Series Emerging Markets Fund (b)	2,446,351	22,530,894
Fidelity Series Emerging Markets Opportunities Fund (b)	11,534,415	214,309,437
Fidelity Series International Growth Fund (b)	11,552,765	189,118,758
Fidelity Series International Small Cap Fund (b)	2,609,544	42,118,040
Fidelity Series International Value Fund (b)	19,838,798	188,468,581
Fidelity Series Overseas Fund (b)	6,117,259	60,683,209
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $607,293,584)		739,840,965

Bond Funds - 33.4%
Fidelity Series Emerging Markets Debt Fund (b)	2,075,991	19,514,311
Fidelity Series Floating Rate High Income Fund (b)	421,448	3,915,253
Fidelity Series High Income Fund (b)	2,264,440	21,512,179
Fidelity Series Inflation-Protected Bond Index Fund (b)	17,529,471	176,697,072
Fidelity Series International Credit Fund (b)	161,901	1,695,104
Fidelity Series Investment Grade Bond Fund (b)	57,197,758	663,493,990
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,254,920	72,621,752
Fidelity Series Real Estate Income Fund (b)	1,272,592	14,265,757
TOTAL BOND FUNDS
(Cost $937,777,817)		973,715,418

Short-Term Funds - 5.0%
Fidelity Cash Central Fund 1.96% (c)	1,737,754	1,738,102
Fidelity Series Government Money Market Fund 2.07% (b)(d)	116,152,540	116,152,540
Fidelity Series Short-Term Credit Fund (b)	2,886,003	29,090,910
TOTAL SHORT-TERM FUNDS
(Cost $146,653,680)		146,981,552
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,559,434,753)		2,919,530,748
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,890,643)
NET ASSETS - 100%		$2,917,640,105

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	26	Dec. 2019	$3,872,050	$13,976	$13,976
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	133	Dec. 2019	6,662,635	(190,366)	(190,366)
TOTAL PURCHASED					(176,390)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	168	Dec. 2019	15,946,560	89,633	89,633
TOTAL FUTURES CONTRACTS					$(86,757)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,643,677.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$47,798
Total	$47,798

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$133,889,507	$1,994,717	$26,944,552	$--	$6,252,223	$(1,167,684)	$114,024,211
Fidelity Advisor Series Growth Opportunities Fund	92,236,051	1,370,115	20,113,504	--	6,294,472	(5,143,356)	74,643,778
Fidelity Advisor Series Small Cap Fund	59,558,327	1,531,477	9,772,179	--	666,648	2,054,641	54,038,914
Fidelity Series All-Sector Equity Fund	60,005,061	904,782	11,207,906	--	(328,700)	3,342,755	52,715,992
Fidelity Series Canada Fund	19,112,491	3,074,280	1,044,472	--	(1,406)	1,471,153	22,612,046
Fidelity Series Commodity Strategy Fund	67,813,381	42,954,777	5,762,146	907,176	(647,342)	(3,209,434)	101,149,236
Fidelity Series Emerging Markets Debt Fund	20,071,618	934,143	1,091,827	596,704	(5,864)	(393,759)	19,514,311
Fidelity Series Emerging Markets Fund	21,387,953	3,602,899	1,123,184	--	(28,207)	(1,308,567)	22,530,894
Fidelity Series Emerging Markets Opportunities Fund	200,497,526	22,907,781	9,429,542	--	(427,249)	760,921	214,309,437
Fidelity Series Floating Rate High Income Fund	3,950,579	188,858	232,446	116,552	(2,690)	10,952	3,915,253
Fidelity Series Government Money Market Fund 2.07%	133,487,839	34,359,837	51,695,136	1,652,959	--	--	116,152,540
Fidelity Series High Income Fund	26,316,404	1,068,387	6,110,584	714,214	(205,373)	443,345	21,512,179
Fidelity Series Inflation-Protected Bond Index Fund	120,920,595	58,807,653	6,891,069	262,455	34,835	3,825,058	176,697,072
Fidelity Series International Credit Fund	1,580,415	21,003	--	21,003	--	93,686	1,695,104
Fidelity Series International Growth Fund	182,036,344	2,993,328	9,798,335	--	775,925	13,111,496	189,118,758
Fidelity Series International Small Cap Fund	43,024,293	722,287	3,282,648	--	190,072	1,464,036	42,118,040
Fidelity Series International Value Fund	173,983,022	18,602,704	8,302,906	--	(25,006)	4,210,767	188,468,581
Fidelity Series Investment Grade Bond Fund	578,541,563	106,494,787	43,668,369	9,468,353	609	22,125,400	663,493,990
Fidelity Series Large Cap Stock Fund	224,696,763	13,507,170	34,983,636	9,989,017	(1,305,684)	(555,384)	201,359,229
Fidelity Series Large Cap Value Index Fund	24,894,526	367,101	4,763,003	--	860,846	362,741	21,722,211
Fidelity Series Long-Term Treasury Bond Index Fund	163,441,825	7,441,570	115,880,406	1,985,437	11,584,501	6,034,262	72,621,752
Fidelity Series Opportunistic Insights Fund	124,294,179	1,861,906	23,606,329	--	1,713,982	2,563,429	106,827,167
Fidelity Series Overseas Fund	--	60,258,765	--	--	--	424,444	60,683,209
Fidelity Series Real Estate Income Fund	13,863,553	749,334	731,740	522,769	12,399	372,211	14,265,757
Fidelity Series Short-Term Credit Fund	33,592,360	6,374,153	11,265,679	475,527	67,475	322,601	29,090,910
Fidelity Series Small Cap Opportunities Fund	76,888,547	5,653,555	9,651,851	4,455,865	(229,694)	(2,875,426)	69,785,131
Fidelity Series Stock Selector Large Cap Value Fund	148,034,308	2,301,354	27,093,064	--	(89,211)	8,120,545	131,273,932
Fidelity Series Value Discovery Fund	145,224,728	2,193,508	23,353,182	--	1,043,793	4,700,488	129,809,335
	$2,893,343,758	$403,242,231	$467,799,695	$31,168,031	$26,201,354	$61,161,321	$2,916,148,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,643,677	$--	$1,643,677	$--
Domestic Equity Funds	1,057,349,136	1,057,349,136	--	--
International Equity Funds	739,840,965	739,840,965	--	--
Bond Funds	973,715,418	973,715,418	--	--
Short-Term Funds	146,981,552	146,981,552	--	--
Total Investments in Securities:	$2,919,530,748	$2,917,887,071	$1,643,677	$--
Derivative Instruments:
Assets
Futures Contracts	$103,609	$103,609	$--	$--
Total Assets	$103,609	$103,609	$--	$--
Liabilities
Futures Contracts	$(190,366)	$(190,366)	$--	$--
Total Liabilities	$(190,366)	$(190,366)	$--	$--
Total Derivative Instruments:	$(86,757)	$(86,757)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$103,609	$(190,366)
Total Equity Risk	103,609	(190,366)
Total Value of Derivatives	$103,609	$(190,366)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,643,386)	$1,643,677
Fidelity Central Funds (cost $1,738,071)	1,738,102
Other affiliated issuers (cost $2,556,053,296)	2,916,148,969
Total Investment in Securities (cost $2,559,434,753)		$2,919,530,748
Receivable for investments sold		25,032,272
Receivable for fund shares sold		2,947,978
Distributions receivable from Fidelity Central Funds		3,989
Receivable for daily variation margin on futures contracts		57,085
Other receivables		1,963
Total assets		2,947,574,035
Liabilities
Payable for investments purchased	$12,846,621
Payable for fund shares redeemed	15,026,002
Accrued management fee	1,564,415
Distribution and service plan fees payable	496,892
Total liabilities		29,933,930
Net Assets		$2,917,640,105
Net Assets consist of:
Paid in capital		$2,517,810,843
Total accumulated earnings (loss)		399,829,262
Net Assets		$2,917,640,105
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,282,869,771 ÷ 98,580,968 shares)(a)		$13.01
Maximum offering price per share (100/94.25 of $13.01)		$13.80
Class M:
Net Asset Value and redemption price per share ($425,967,866 ÷ 32,693,553 shares)(a)		$13.03
Maximum offering price per share (100/96.50 of $13.03)		$13.50
Class C:
Net Asset Value and offering price per share ($60,106,059 ÷ 4,703,401 shares)(a)		$12.78
Class I:
Net Asset Value, offering price and redemption price per share ($1,051,729,829 ÷ 80,005,094 shares)		$13.15
Class Z:
Net Asset Value, offering price and redemption price per share ($27,490,378 ÷ 2,102,927 shares)		$13.07
Class Z6:
Net Asset Value, offering price and redemption price per share ($69,476,202 ÷ 5,299,334 shares)		$13.11

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$21,442,290
Interest		12,047
Income from Fidelity Central Funds		47,798
Total income		21,502,135
Expenses
Management fee	$9,360,909
Distribution and service plan fees	3,005,437
Independent trustees' fees and expenses	5,861
Total expenses before reductions	12,372,207
Expense reductions	(36)
Total expenses after reductions		12,372,171
Net investment income (loss)		9,129,964
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,399
Affiliated issuers	26,201,354
Futures contracts	2,321,231
Capital gain distributions from underlying funds:
Affiliated issuers	9,725,741
Total net realized gain (loss)		38,257,725
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	239
Fidelity Central Funds	(1)
Other affiliated issuers	61,161,321
Futures contracts	161,722
Total change in net unrealized appreciation (depreciation)		61,323,281
Net gain (loss)		99,581,006
Net increase (decrease) in net assets resulting from operations		$108,710,970

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$9,129,964	$48,268,541
Net realized gain (loss)	38,257,725	193,007,928
Change in net unrealized appreciation (depreciation)	61,323,281	(144,992,172)
Net increase (decrease) in net assets resulting from operations	108,710,970	96,284,297
Distributions to shareholders	(101,745,177)	(246,718,993)
Share transactions - net increase (decrease)	7,460,194	44,282,154
Total increase (decrease) in net assets	14,425,987	(106,152,542)
Net Assets
Beginning of period	2,903,214,118	3,009,366,660
End of period	$2,917,640,105	$2,903,214,118

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2025 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.99	$13.74	$13.16	$12.29	$13.25	$13.33
Income from Investment Operations
Net investment income (loss)A	.04	.21	.15	.18	.19	.21
Net realized and unrealized gain (loss)	.44	.18	1.15	1.24	(.54)	.60
Total from investment operations	.48	.39	1.30	1.42	(.35)	.81
Distributions from net investment income	–B	(.21)	(.17)	(.18)	(.20)	(.22)
Distributions from net realized gain	(.45)	(.93)	(.55)	(.37)	(.42)	(.67)
Total distributions	(.46)C	(1.14)	(.72)	(.55)	(.61)D	(.89)
Net asset value, end of period	$13.01	$12.99	$13.74	$13.16	$12.29	$13.25
Total ReturnE,F,G	3.78%	3.34%	9.96%	12.00%	(2.72)%	6.26%
Ratios to Average Net AssetsH,I
Expenses before reductions	.89%J	.90%	.80%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.89%J	.90%	.80%	.25%	.25%	.25%
Expenses net of all reductions	.89%J	.90%	.80%	.25%	.25%	.25%
Net investment income (loss)	.57%J	1.62%	1.11%	1.43%	1.53%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$1,282,870	$1,304,020	$1,435,987	$1,503,384	$1,543,665	$1,853,121
Portfolio turnover rateI	28%J	24%	23%	20%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.004 and distributions from net realized gain of $.453 per share.

 D Total distributions of $.61 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.419 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.01	$13.76	$13.18	$12.31	$13.27	$13.35
Income from Investment Operations
Net investment income (loss)A	.02	.18	.12	.15	.16	.17
Net realized and unrealized gain (loss)	.45	.18	1.15	1.24	(.54)	.61
Total from investment operations	.47	.36	1.27	1.39	(.38)	.78
Distributions from net investment income	–	(.19)	(.14)	(.15)	(.16)	(.19)
Distributions from net realized gain	(.45)	(.92)	(.55)	(.37)	(.42)	(.67)
Total distributions	(.45)	(1.11)	(.69)	(.52)	(.58)	(.86)
Net asset value, end of period	$13.03	$13.01	$13.76	$13.18	$12.31	$13.27
Total ReturnB,C,D	3.70%	3.09%	9.69%	11.70%	(2.95)%	6.00%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.14%G	1.15%	1.05%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.14%G	1.15%	1.05%	.50%	.50%	.50%
Expenses net of all reductions	1.14%G	1.15%	1.05%	.50%	.50%	.50%
Net investment income (loss)	.32%G	1.37%	.86%	1.18%	1.28%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$425,968	$423,584	$432,227	$418,713	$399,088	$405,224
Portfolio turnover rateF	28%G	24%	23%	20%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.80	$13.54	$12.98	$12.14	$13.09	$13.19
Income from Investment Operations
Net investment income (loss)A	(.01)	.11	.05	.08	.10	.11
Net realized and unrealized gain (loss)	.44	.18	1.13	1.23	(.53)	.59
Total from investment operations	.43	.29	1.18	1.31	(.43)	.70
Distributions from net investment income	–	(.13)	(.08)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.45)	(.91)	(.54)	(.37)	(.41)	(.67)
Total distributions	(.45)	(1.03)B	(.62)	(.47)	(.52)	(.80)C
Net asset value, end of period	$12.78	$12.80	$13.54	$12.98	$12.14	$13.09
Total ReturnD,E,F	3.41%	2.59%	9.14%	11.13%	(3.40)%	5.42%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.64%I	1.65%	1.55%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.64%I	1.65%	1.55%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.64%I	1.65%	1.55%	1.00%	1.00%	1.00%
Net investment income (loss)	(.17)%I	.87%	.36%	.68%	.78%	.80%
Supplemental Data
Net assets, end of period (000 omitted)	$60,106	$64,691	$97,691	$97,994	$91,941	$94,878
Portfolio turnover rateH	28%I	24%	23%	20%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.03 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.905 per share.

 C Total distributions of $.80 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.672 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.11	$13.86	$13.27	$12.39	$13.35	$13.43
Income from Investment Operations
Net investment income (loss)A	.05	.25	.19	.21	.23	.24
Net realized and unrealized gain (loss)	.45	.18	1.16	1.26	(.54)	.60
Total from investment operations	.50	.43	1.35	1.47	(.31)	.84
Distributions from net investment income	(.01)	(.25)	(.21)	(.21)	(.23)	(.25)
Distributions from net realized gain	(.45)	(.93)	(.55)	(.37)	(.42)	(.67)
Total distributions	(.46)	(1.18)	(.76)	(.59)B	(.65)	(.92)
Net asset value, end of period	$13.15	$13.11	$13.86	$13.27	$12.39	$13.35
Total ReturnC,D	3.95%	3.63%	10.26%	12.26%	(2.44)%	6.48%
Ratios to Average Net AssetsE,F
Expenses before reductions	.64%G	.65%	.56%	- %H	- %H	- %H
Expenses net of fee waivers, if any	.64%G	.65%	.56%	-%	-%	-%
Expenses net of all reductions	.64%G	.65%	.56%	-%	-%	-%
Net investment income (loss)	.82%G	1.87%	1.35%	1.68%	1.78%	1.80%
Supplemental Data
Net assets, end of period (000 omitted)	$1,051,730	$1,051,420	$1,018,536	$879,740	$870,772	$838,616
Portfolio turnover rateF	28%G	24%	23%	20%	24%	23%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.59 per share is comprised of distributions from net investment income of $.212 and distributions from net realized gain of $.373 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z

	Six months ended (Unaudited) September 30,	Year endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.05	$13.78
Income from Investment Operations
Net investment income (loss)B	.06	.03
Net realized and unrealized gain (loss)	.44	(.02)C
Total from investment operations	.50	.01
Distributions from net investment income	(.03)	(.30)
Distributions from net realized gain	(.45)	(.44)
Total distributions	(.48)	(.74)
Net asset value, end of period	$13.07	$13.05
Total ReturnD,E	3.97%	.56%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.56%H
Expenses net of fee waivers, if any	.56%H	.56%H
Expenses net of all reductions	.56%H	.56%H
Net investment income (loss)	.91%H	.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$27,490	$3,396
Portfolio turnover rateG	28%H	24%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2025 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.08	$13.85	$13.53
Income from Investment Operations
Net investment income (loss)B	.07	.27	.10
Net realized and unrealized gain (loss)	.43	.18	.80
Total from investment operations	.50	.45	.90
Distributions from net investment income	(.02)	(.29)	(.22)
Distributions from net realized gain	(.45)	(.93)	(.36)
Total distributions	(.47)	(1.22)	(.58)
Net asset value, end of period	$13.11	$13.08	$13.85
Total ReturnC,D	3.96%	3.85%	6.61%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.47%G,H
Expenses net of fee waivers, if any	.45%G	.45%	.47%G,H
Expenses net of all reductions	.45%G	.45%	.47%G,H
Net investment income (loss)	1.02%G	2.07%	.89%G
Supplemental Data
Net assets, end of period (000 omitted)	$69,476	$56,103	$24,926
Portfolio turnover rateF	28%G	24%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	18.8
Fidelity Series Emerging Markets Opportunities Fund	8.3
Fidelity Series Large Cap Stock Fund	8.2
Fidelity Series International Growth Fund	7.6
Fidelity Series International Value Fund	7.5
Fidelity Series Stock Selector Large Cap Value Fund	5.4
Fidelity Series Value Discovery Fund	5.3
Fidelity Advisor Series Equity Growth Fund	4.7
Fidelity Series Opportunistic Insights Fund	4.4
Fidelity Series Inflation-Protected Bond Index Fund	4.0
74.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.5%
International Equity Funds	29.1%
Bond Funds	27.3%
Short-Term Funds	1.1%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2030 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.82% to 1.95% 11/29/19 to 12/26/19(a)
(Cost $1,713,381)	1,720,000	1,713,763
	Shares	Value

Domestic Equity Funds - 42.5%
Fidelity Advisor Series Equity Growth Fund (b)	9,747,254	$140,847,818
Fidelity Advisor Series Growth Opportunities Fund (b)	6,348,618	92,308,910
Fidelity Advisor Series Small Cap Fund (b)	6,084,353	66,745,358
Fidelity Series All-Sector Equity Fund (b)	6,427,813	65,113,743
Fidelity Series Commodity Strategy Fund (b)	22,852,935	104,894,972
Fidelity Series Large Cap Stock Fund (b)	17,167,361	248,755,056
Fidelity Series Large Cap Value Index Fund (b)	2,054,021	26,825,513
Fidelity Series Opportunistic Insights Fund (b)	7,322,619	131,953,588
Fidelity Series Small Cap Opportunities Fund (b)	6,697,892	86,201,875
Fidelity Series Stock Selector Large Cap Value Fund (b)	13,004,624	162,167,663
Fidelity Series Value Discovery Fund (b)	12,326,207	160,363,956
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,059,719,096)		1,286,178,452

International Equity Funds - 29.1%
Fidelity Series Canada Fund (b)	2,374,243	26,282,869
Fidelity Series Emerging Markets Fund (b)	2,957,951	27,242,725
Fidelity Series Emerging Markets Opportunities Fund (b)	13,469,846	250,269,732
Fidelity Series International Growth Fund (b)	14,004,364	229,251,445
Fidelity Series International Small Cap Fund (b)	3,089,864	49,870,400
Fidelity Series International Value Fund (b)	23,861,902	226,688,070
Fidelity Series Overseas Fund (b)	7,121,050	70,640,820
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $733,312,504)		880,246,061

Bond Funds - 27.3%
Fidelity Series Emerging Markets Debt Fund (b)	2,074,833	19,503,429
Fidelity Series Floating Rate High Income Fund (b)	420,584	3,907,221
Fidelity Series High Income Fund (b)	2,352,885	22,352,403
Fidelity Series Inflation-Protected Bond Index Fund (b)	12,021,942	121,181,177
Fidelity Series International Credit Fund (b)	158,739	1,661,994
Fidelity Series Investment Grade Bond Fund (b)	48,904,225	567,289,018
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,615,188	76,228,035
Fidelity Series Real Estate Income Fund (b)	1,286,270	14,419,089
TOTAL BOND FUNDS
(Cost $794,260,929)		826,542,366

Short-Term Funds - 1.1%
Fidelity Cash Central Fund 1.96% (c)	1,779,446	1,779,802
Fidelity Series Government Money Market Fund 2.07% (b)(d)	23,389,964	23,389,964
Fidelity Series Short-Term Credit Fund (b)	622,529	6,275,090
TOTAL SHORT-TERM FUNDS
(Cost $31,320,959)		31,444,856
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,620,326,869)		3,026,125,498
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,175,102)
NET ASSETS - 100%		$3,023,950,396

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	67	Dec. 2019	$9,977,975	$15,557	$15,557
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	78	Dec. 2019	3,907,410	(131,212)	(131,212)
TOTAL PURCHASED					(115,655)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	172	Dec. 2019	16,326,240	96,694	96,694
TOTAL FUTURES CONTRACTS					$(18,961)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,713,763.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$57,084
Total	$57,084

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$164,060,070	$3,522,504	$32,948,693	$--	$6,470,190	$(256,253)	$140,847,818
Fidelity Advisor Series Growth Opportunities Fund	109,846,006	2,370,664	21,168,691	--	6,317,296	(5,056,365)	92,308,910
Fidelity Advisor Series Small Cap Fund	73,914,014	1,988,864	12,582,878	--	999,252	2,426,106	66,745,358
Fidelity Series All-Sector Equity Fund	72,450,297	1,685,810	12,694,363	--	84,852	3,587,147	65,113,743
Fidelity Series Canada Fund	22,832,798	2,761,411	1,044,243	--	(3,202)	1,736,105	26,282,869
Fidelity Series Commodity Strategy Fund	68,895,139	45,162,462	5,159,129	937,460	(792,751)	(3,210,749)	104,894,972
Fidelity Series Emerging Markets Debt Fund	19,834,842	1,097,246	1,031,004	593,278	(9,505)	(388,150)	19,503,429
Fidelity Series Emerging Markets Fund	24,520,099	5,207,086	937,626	--	(24,660)	(1,522,174)	27,242,725
Fidelity Series Emerging Markets Opportunities Fund	231,889,100	27,008,189	8,857,938	--	(303,688)	534,069	250,269,732
Fidelity Series Floating Rate High Income Fund	3,894,582	223,650	219,092	115,658	(3,507)	11,588	3,907,221
Fidelity Series Government Money Market Fund 2.07%	39,180,732	24,821,059	40,611,827	500,208	--	--	23,389,964
Fidelity Series High Income Fund	26,491,659	1,252,805	5,636,737	738,271	(149,605)	394,281	22,352,403
Fidelity Series Inflation-Protected Bond Index Fund	41,305,577	81,237,978	3,009,128	122,326	414	1,646,336	121,181,177
Fidelity Series International Credit Fund	1,549,545	20,593	--	20,593	--	91,856	1,661,994
Fidelity Series International Growth Fund	218,093,372	5,218,385	10,797,311	--	1,073,064	15,663,935	229,251,445
Fidelity Series International Small Cap Fund	50,929,926	1,239,920	4,268,272	--	229,508	1,739,318	49,870,400
Fidelity Series International Value Fund	209,358,613	21,059,953	8,639,721	--	(49,190)	4,958,415	226,688,070
Fidelity Series Investment Grade Bond Fund	457,229,674	121,044,148	28,874,329	7,713,739	345,348	17,544,177	567,289,018
Fidelity Series Large Cap Stock Fund	282,754,506	18,750,421	50,718,764	12,458,317	(1,521,547)	(509,560)	248,755,056
Fidelity Series Large Cap Value Index Fund	31,405,664	685,955	6,795,209	--	1,149,699	379,404	26,825,513
Fidelity Series Long-Term Treasury Bond Index Fund	171,081,450	9,327,247	123,107,970	2,088,820	12,498,407	6,428,901	76,228,035
Fidelity Series Opportunistic Insights Fund	152,892,141	3,313,050	29,352,477	--	796,349	4,304,525	131,953,588
Fidelity Series Overseas Fund	--	70,303,635	--	--	--	337,185	70,640,820
Fidelity Series Real Estate Income Fund	13,861,248	865,786	693,519	527,411	4,934	380,640	14,419,089
Fidelity Series Short-Term Credit Fund	9,799,575	3,814,689	7,465,554	140,484	61,146	65,234	6,275,090
Fidelity Series Small Cap Opportunities Fund	95,596,558	7,745,655	13,297,452	5,572,430	(470,097)	(3,372,789)	86,201,875
Fidelity Series Stock Selector Large Cap Value Fund	184,673,503	4,076,001	36,575,517	--	(2,020,494)	12,014,170	162,167,663
Fidelity Series Value Discovery Fund	181,556,710	4,058,840	32,311,204	--	(678,509)	7,738,119	160,363,956
	$2,959,897,400	$469,864,006	$498,798,648	$31,528,995	$24,003,704	$67,665,471	$3,022,631,933

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,713,763	$--	$1,713,763	$--
Domestic Equity Funds	1,286,178,452	1,286,178,452	--	--
International Equity Funds	880,246,061	880,246,061	--	--
Bond Funds	826,542,366	826,542,366	--	--
Short-Term Funds	31,444,856	31,444,856	--	--
Total Investments in Securities:	$3,026,125,498	$3,024,411,735	$1,713,763	$--
Derivative Instruments:
Assets
Futures Contracts	$112,251	$112,251	$--	$--
Total Assets	$112,251	$112,251	$--	$--
Liabilities
Futures Contracts	$(131,212)	$(131,212)	$--	$--
Total Liabilities	$(131,212)	$(131,212)	$--	$--
Total Derivative Instruments:	$(18,961)	$(18,961)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$112,251	$(131,212)
Total Equity Risk	112,251	(131,212)
Total Value of Derivatives	$112,251	$(131,212)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,713,381)	$1,713,763
Fidelity Central Funds (cost $1,779,749)	1,779,802
Other affiliated issuers (cost $2,616,833,739)	3,022,631,933
Total Investment in Securities (cost $2,620,326,869)		$3,026,125,498
Receivable for investments sold		38,202,400
Receivable for fund shares sold		2,417,577
Distributions receivable from Fidelity Central Funds		3,989
Receivable for daily variation margin on futures contracts		56,107
Other receivables		2,445
Total assets		3,066,808,016
Liabilities
Payable for investments purchased	$22,638,174
Payable for fund shares redeemed	17,980,002
Accrued management fee	1,727,286
Distribution and service plan fees payable	512,158
Total liabilities		42,857,620
Net Assets		$3,023,950,396
Net Assets consist of:
Paid in capital		$2,584,966,956
Total accumulated earnings (loss)		438,983,440
Net Assets		$3,023,950,396
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,274,143,571 ÷ 91,407,626 shares)(a)		$13.94
Maximum offering price per share (100/94.25 of $13.94)		$14.79
Class M:
Net Asset Value and redemption price per share ($457,637,583 ÷ 33,042,404 shares)(a)		$13.85
Maximum offering price per share (100/96.50 of $13.85)		$14.35
Class C:
Net Asset Value and offering price per share ($64,277,960 ÷ 4,715,752 shares)(a)		$13.63
Class I:
Net Asset Value, offering price and redemption price per share ($1,121,058,807 ÷ 79,875,474 shares)		$14.04
Class Z:
Net Asset Value, offering price and redemption price per share ($31,783,740 ÷ 2,277,104 shares)		$13.96
Class Z6:
Net Asset Value, offering price and redemption price per share ($75,048,735 ÷ 5,361,575 shares)		$14.00
 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$19,424,092
Interest		14,440
Income from Fidelity Central Funds		57,084
Total income		19,495,616
Expenses
Management fee	$10,275,088
Distribution and service plan fees	3,082,921
Independent trustees' fees and expenses	6,031
Total expenses before reductions	13,364,040
Expense reductions	(113)
Total expenses after reductions		13,363,927
Net investment income (loss)		6,131,689
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,702
Affiliated issuers	24,003,704
Futures contracts	2,009,436
Capital gain distributions from underlying funds:
Affiliated issuers	12,104,903
Total net realized gain (loss)		38,129,745
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	294
Affiliated issuers	67,665,471
Futures contracts	321,178
Total change in net unrealized appreciation (depreciation)		67,986,943
Net gain (loss)		106,116,688
Net increase (decrease) in net assets resulting from operations		$112,248,377

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,131,689	$47,515,441
Net realized gain (loss)	38,129,745	225,901,124
Change in net unrealized appreciation (depreciation)	67,986,943	(173,882,296)
Net increase (decrease) in net assets resulting from operations	112,248,377	99,534,269
Distributions to shareholders	(123,574,637)	(274,553,385)
Share transactions - net increase (decrease)	62,847,627	154,113,608
Total increase (decrease) in net assets	51,521,367	(20,905,508)
Net Assets
Beginning of period	2,972,429,029	2,993,334,537
End of period	$3,023,950,396	$2,972,429,029

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2030 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.01	$14.95	$14.12	$12.99	$14.13	$14.15
Income from Investment Operations
Net investment income (loss)A	.02	.23	.15	.18	.19	.20
Net realized and unrealized gain (loss)	.49	.19	1.50	1.57	(.64)	.70
Total from investment operations	.51	.42	1.65	1.75	(.45)	.90
Distributions from net investment income	–	(.24)	(.16)	(.18)	(.19)	(.21)
Distributions from net realized gain	(.58)	(1.13)	(.66)	(.44)	(.50)	(.71)
Total distributions	(.58)	(1.36)B	(.82)	(.62)	(.69)	(.92)
Net asset value, end of period	$13.94	$14.01	$14.95	$14.12	$12.99	$14.13
Total ReturnC,D,E	3.77%	3.43%	11.80%	14.02%	(3.36)%	6.54%
Ratios to Average Net AssetsF,G
Expenses before reductions	.94%H	.94%I	.84%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.94%H	.94%I	.84%	.25%	.25%	.25%
Expenses net of all reductions	.94%H	.94%I	.84%	.25%	.25%	.25%
Net investment income (loss)	.35%H	1.57%	.99%	1.34%	1.39%	1.42%
Supplemental Data
Net assets, end of period (000 omitted)	$1,274,144	$1,279,896	$1,374,112	$1,414,388	$1,409,909	$1,704,036
Portfolio turnover rateG	31%H	22%	25%	18%	22%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.36 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $1.127 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.93	$14.88	$14.06	$12.94	$14.09	$14.10
Income from Investment Operations
Net investment income (loss)A	.01	.19	.11	.15	.15	.17
Net realized and unrealized gain (loss)	.49	.19	1.50	1.56	(.64)	.71
Total from investment operations	.50	.38	1.61	1.71	(.49)	.88
Distributions from net investment income	–	(.21)	(.13)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.58)	(1.12)	(.66)	(.44)	(.50)	(.71)
Total distributions	(.58)	(1.33)	(.79)	(.59)	(.66)	(.89)
Net asset value, end of period	$13.85	$13.93	$14.88	$14.06	$12.94	$14.09
Total ReturnB,C,D	3.67%	3.12%	11.53%	13.74%	(3.67)%	6.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.19%G	1.19%H	1.09%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.19%G	1.19%H	1.09%	.50%	.50%	.50%
Expenses net of all reductions	1.19%G	1.19%H	1.09%	.50%	.50%	.50%
Net investment income (loss)	.10%G	1.32%	.74%	1.09%	1.14%	1.17%
Supplemental Data
Net assets, end of period (000 omitted)	$457,638	$453,917	$452,750	$442,505	$423,312	$453,137
Portfolio turnover rateF	31%G	22%	25%	18%	22%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.75	$14.71	$13.92	$12.83	$13.97	$14.00
Income from Investment Operations
Net investment income (loss)A	(.03)	.12	.03	.08	.08	.09
Net realized and unrealized gain (loss)	.49	.18	1.48	1.55	(.63)	.70
Total from investment operations	.46	.30	1.51	1.63	(.55)	.79
Distributions from net investment income	–	(.15)	(.07)	(.10)	(.11)	(.12)
Distributions from net realized gain	(.58)	(1.11)	(.65)	(.44)	(.48)	(.70)
Total distributions	(.58)	(1.26)	(.72)	(.54)	(.59)	(.82)
Net asset value, end of period	$13.63	$13.75	$14.71	$13.92	$12.83	$13.97
Total ReturnB,C,D	3.42%	2.57%	10.97%	13.21%	(4.10)%	5.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.68%G,H	1.69%H	1.59%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.68%G,H	1.69%H	1.59%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.68%G,H	1.69%H	1.59%	1.00%	1.00%	1.00%
Net investment income (loss)	(.39)%G	.82%	.24%	.59%	.64%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$64,278	$66,505	$96,199	$94,517	$87,691	$91,154
Portfolio turnover rateF	31%G	22%	25%	18%	22%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.09	$15.04	$14.21	$13.06	$14.21	$14.22
Income from Investment Operations
Net investment income (loss)A	.04	.26	.18	.21	.22	.24
Net realized and unrealized gain (loss)	.50	.19	1.51	1.59	(.65)	.71
Total from investment operations	.54	.45	1.69	1.80	(.43)	.95
Distributions from net investment income	–	(.27)	(.21)	(.21)	(.23)	(.25)
Distributions from net realized gain	(.59)	(1.14)	(.66)	(.44)	(.50)	(.71)
Total distributions	(.59)	(1.40)B	(.86)C	(.65)	(.72)D	(.96)
Net asset value, end of period	$14.04	$14.09	$15.04	$14.21	$13.06	$14.21
Total ReturnE,F	3.96%	3.65%	12.04%	14.38%	(3.16)%	6.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	.69%I	.69%J	.60%	- %K	- %K	- %K
Expenses net of fee waivers, if any	.69%I	.69%J	.60%	-%	-%	-%
Expenses net of all reductions	.69%I	.69%J	.60%	-%	-%	-%
Net investment income (loss)	.60%I	1.82%	1.23%	1.59%	1.64%	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$1,121,059	$1,108,684	$1,043,420	$871,845	$861,408	$919,561
Portfolio turnover rateH	31%I	22%	25%	18%	22%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.40 per share is comprised of distributions from net investment income of $.266 and distributions from net realized gain of $1.137 per share.

 C Total distributions of $.86 per share is comprised of distributions from net investment income of $.205 and distributions from net realized gain of $.656 per share.

 D Total distributions of $.72 per share is comprised of distributions from net investment income of $.225 and distributions from net realized gain of $.499 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 K Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z

	Six months ended (Unaudited) September 30,	Year endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.03	$14.99
Income from Investment Operations
Net investment income (loss)B	.05	.04
Net realized and unrealized gain (loss)	.49	(.15)C
Total from investment operations	.54	(.11)
Distributions from net investment income	–	(.33)
Distributions from net realized gain	(.61)	(.53)
Total distributions	(.61)	(.85)D
Net asset value, end of period	$13.96	$14.03
Total ReturnE,F	3.99%	(.09)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I,J	.60%I
Expenses net of fee waivers, if any	.60%I,J	.60%I
Expenses net of all reductions	.60%I,J	.60%I
Net investment income (loss)	.69%I	.65%I
Supplemental Data
Net assets, end of period (000 omitted)	$31,784	$2,948
Portfolio turnover rateH	31%I	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.85 per share is comprised of distributions from net investment income of $.327 and distributions from net realized gain of $.527 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2030 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.05	$15.03	$14.53
Income from Investment Operations
Net investment income (loss)B	.06	.29	.16
Net realized and unrealized gain (loss)	.49	.19	.99
Total from investment operations	.55	.48	1.15
Distributions from net investment income	–	(.30)	(.23)
Distributions from net realized gain	(.60)	(1.15)	(.42)
Total distributions	(.60)	(1.46)C	(.65)
Net asset value, end of period	$14.00	$14.05	$15.03
Total ReturnD,E	4.04%	3.84%	7.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.47%	.49%H,I
Expenses net of fee waivers, if any	.47%H	.47%	.49%H,I
Expenses net of all reductions	.47%H	.47%	.49%H,I
Net investment income (loss)	.82%H	2.05%	1.29%H
Supplemental Data
Net assets, end of period (000 omitted)	$75,049	$60,480	$26,854
Portfolio turnover rateG	31%H	22%	25%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.46 per share is comprised of distributions from net investment income of $.301 and distributions from net realized gain of $1.154 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Stock Fund	10.2
Fidelity Series Emerging Markets Opportunities Fund	9.5
Fidelity Series International Growth Fund	9.1
Fidelity Series International Value Fund	8.9
Fidelity Series Stock Selector Large Cap Value Fund	6.7
Fidelity Series Value Discovery Fund	6.6
Fidelity Series Investment Grade Bond Fund	6.5
Fidelity Advisor Series Equity Growth Fund	5.8
Fidelity Series Opportunistic Insights Fund	5.4
Fidelity Advisor Series Growth Opportunities Fund	3.7
72.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.9%
International Equity Funds	34.2%
Bond Funds	13.0%
Short-Term Funds	0.9%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2035 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.94% to 2.09% 10/17/19 to 11/29/19(a)
(Cost $1,416,983)	1,420,000	1,417,236
	Shares	Value

Domestic Equity Funds - 51.9%
Fidelity Advisor Series Equity Growth Fund (b)	9,830,670	$142,053,175
Fidelity Advisor Series Growth Opportunities Fund (b)	6,339,636	92,178,311
Fidelity Advisor Series Small Cap Fund (b)	6,145,782	67,419,227
Fidelity Series All-Sector Equity Fund (b)	6,492,982	65,773,908
Fidelity Series Commodity Strategy Fund (b)	18,572,028	85,245,609
Fidelity Series Large Cap Stock Fund (b)	17,301,036	250,692,012
Fidelity Series Large Cap Value Index Fund (b)	2,084,091	27,218,223
Fidelity Series Opportunistic Insights Fund (b)	7,338,175	132,233,919
Fidelity Series Small Cap Opportunities Fund (b)	6,747,624	86,841,919
Fidelity Series Stock Selector Large Cap Value Fund (b)	13,111,533	163,500,821
Fidelity Series Value Discovery Fund (b)	12,427,806	161,685,752
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,069,503,635)		1,274,842,876

International Equity Funds - 34.2%
Fidelity Series Canada Fund (b)	2,308,144	25,551,156
Fidelity Series Emerging Markets Fund (b)	2,745,810	25,288,909
Fidelity Series Emerging Markets Opportunities Fund (b)	12,534,019	232,882,067
Fidelity Series International Growth Fund (b)	13,574,015	222,206,630
Fidelity Series International Small Cap Fund (b)	2,979,342	48,086,587
Fidelity Series International Value Fund (b)	22,866,508	217,231,829
Fidelity Series Overseas Fund (b)	6,775,391	67,211,882
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $709,960,659)		838,459,060

Bond Funds - 13.0%
Fidelity Series Emerging Markets Debt Fund (b)	1,621,625	15,243,272
Fidelity Series Floating Rate High Income Fund (b)	323,386	3,004,251
Fidelity Series High Income Fund (b)	1,921,394	18,253,245
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,892,675	49,318,163
Fidelity Series International Credit Fund (b)	125,302	1,311,916
Fidelity Series Investment Grade Bond Fund (b)	13,772,359	159,759,370
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,155,732	61,618,874
Fidelity Series Real Estate Income Fund (b)	1,026,465	11,506,676
TOTAL BOND FUNDS
(Cost $306,474,496)		320,015,767

Short-Term Funds - 0.9%
Fidelity Cash Central Fund 1.96% (c)	1,820,659	1,821,023
Fidelity Series Government Money Market Fund 2.07% (b)(d)	16,383,685	16,383,685
Fidelity Series Short-Term Credit Fund (b)	407,181	4,104,383
TOTAL SHORT-TERM FUNDS
(Cost $22,219,440)		22,309,091
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,109,575,213)		2,457,044,030
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,794,794)
NET ASSETS - 100%		$2,455,249,236

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	17	Dec. 2019	$2,531,725	$9,159	$9,159
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	69	Dec. 2019	3,456,555	(116,326)	(116,326)
TOTAL PURCHASED					(107,167)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	121	Dec. 2019	11,485,320	78,656	78,656
TOTAL FUTURES CONTRACTS					$(28,511)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,417,236.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$39,827
Total	$39,827

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$163,199,101	$4,373,752	$31,608,046	$--	$3,941,567	$2,146,801	$142,053,175
Fidelity Advisor Series Growth Opportunities Fund	113,155,881	2,816,424	25,133,600	--	7,464,794	(6,125,188)	92,178,311
Fidelity Advisor Series Small Cap Fund	73,364,029	2,092,178	11,413,393	--	11,141	3,365,272	67,419,227
Fidelity Series All-Sector Equity Fund	72,167,804	1,932,466	11,911,805	--	(21,838)	3,607,281	65,773,908
Fidelity Series Canada Fund	21,627,882	3,193,628	929,947	--	6,279	1,653,314	25,551,156
Fidelity Series Commodity Strategy Fund	55,243,606	38,052,414	4,782,269	756,116	(513,732)	(2,754,410)	85,245,609
Fidelity Series Emerging Markets Debt Fund	15,328,974	950,871	725,439	460,397	(6,272)	(304,862)	15,243,272
Fidelity Series Emerging Markets Fund	22,456,421	5,073,974	815,432	--	(23,370)	(1,402,684)	25,288,909
Fidelity Series Emerging Markets Opportunities Fund	209,692,371	30,393,785	7,358,143	--	(62,000)	216,054	232,882,067
Fidelity Series Floating Rate High Income Fund	2,958,818	193,356	154,054	88,256	(535)	6,666	3,004,251
Fidelity Series Government Money Market Fund 2.07%	31,508,841	17,004,998	32,130,154	405,347	--	--	16,383,685
Fidelity Series High Income Fund	21,041,620	1,103,644	4,088,090	598,609	(62,756)	258,827	18,253,245
Fidelity Series Inflation-Protected Bond Index Fund	6,935,494	42,741,579	606,166	20,186	(1,134)	248,390	49,318,163
Fidelity Series International Credit Fund	1,223,153	16,256	--	16,256	--	72,507	1,311,916
Fidelity Series International Growth Fund	209,106,186	6,025,632	9,007,776	--	140,739	15,941,849	222,206,630
Fidelity Series International Small Cap Fund	48,579,447	1,452,979	3,827,539	--	5,859	1,875,841	48,086,587
Fidelity Series International Value Fund	198,463,196	21,580,691	7,389,797	--	571	4,577,168	217,231,829
Fidelity Series Investment Grade Bond Fund	65,120,663	95,063,078	3,421,363	1,481,786	14,296	2,982,696	159,759,370
Fidelity Series Large Cap Stock Fund	272,585,994	19,955,913	39,430,493	12,347,453	(1,240,525)	(1,178,877)	250,692,012
Fidelity Series Large Cap Value Index Fund	29,582,499	821,263	4,667,804	--	587,725	894,540	27,218,223
Fidelity Series Long-Term Treasury Bond Index Fund	137,577,206	9,589,122	101,096,432	1,691,542	10,612,241	4,936,737	61,618,874
Fidelity Series Opportunistic Insights Fund	151,567,911	3,981,057	28,276,783	--	(441,057)	5,402,791	132,233,919
Fidelity Series Overseas Fund	--	66,925,547	--	--	--	286,335	67,211,882
Fidelity Series Real Estate Income Fund	10,940,922	748,159	487,222	418,854	996	303,821	11,506,676
Fidelity Series Short-Term Credit Fund	7,880,473	3,166,581	7,046,772	109,919	66,834	37,267	4,104,383
Fidelity Series Small Cap Opportunities Fund	93,833,213	8,133,264	11,242,512	5,577,238	(512,564)	(3,369,482)	86,841,919
Fidelity Series Stock Selector Large Cap Value Fund	176,878,931	4,969,377	27,916,731	--	(1,821,204)	11,390,448	163,500,821
Fidelity Series Value Discovery Fund	172,669,131	4,966,167	22,919,297	--	(918,156)	7,887,907	161,685,752
	$2,384,689,767	$397,318,155	$398,387,059	$23,971,959	$17,227,899	$52,957,009	$2,453,805,771

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,417,236	$--	$1,417,236	$--
Domestic Equity Funds	1,274,842,876	1,274,842,876	--	--
International Equity Funds	838,459,060	838,459,060	--	--
Bond Funds	320,015,767	320,015,767	--	--
Short-Term Funds	22,309,091	22,309,091	--	--
Total Investments in Securities:	$2,457,044,030	$2,455,626,794	$1,417,236	$--
Derivative Instruments:
Assets
Futures Contracts	$87,815	$87,815	$--	$--
Total Assets	$87,815	$87,815	$--	$--
Liabilities
Futures Contracts	$(116,326)	$(116,326)	$--	$--
Total Liabilities	$(116,326)	$(116,326)	$--	$--
Total Derivative Instruments:	$(28,511)	$(28,511)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$87,815	$(116,326)
Total Equity Risk	87,815	(116,326)
Total Value of Derivatives	$87,815	$(116,326)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,416,983)	$1,417,236
Fidelity Central Funds (cost $1,820,964)	1,821,023
Other affiliated issuers (cost $2,106,337,266)	2,453,805,771
Total Investment in Securities (cost $2,109,575,213)		$2,457,044,030
Receivable for investments sold		24,603,350
Receivable for fund shares sold		2,001,743
Distributions receivable from Fidelity Central Funds		3,053
Receivable for daily variation margin on futures contracts		44,022
Other receivables		2,329
Total assets		2,483,698,527
Liabilities
Payable for investments purchased	$13,331,993
Payable for fund shares redeemed	13,219,283
Accrued management fee	1,490,904
Distribution and service plan fees payable	407,111
Total liabilities		28,449,291
Net Assets		$2,455,249,236
Net Assets consist of:
Paid in capital		$2,089,851,171
Total accumulated earnings (loss)		365,398,065
Net Assets		$2,455,249,236
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,013,096,123 ÷ 75,611,152 shares)(a)		$13.40
Maximum offering price per share (100/94.25 of $13.40)		$14.22
Class M:
Net Asset Value and redemption price per share ($375,661,554 ÷ 28,365,565 shares)(a)		$13.24
Maximum offering price per share (100/96.50 of $13.24)		$13.72
Class C:
Net Asset Value and offering price per share ($43,584,458 ÷ 3,362,725 shares)(a)		$12.96
Class I:
Net Asset Value, offering price and redemption price per share ($945,156,734 ÷ 69,918,713 shares)		$13.52
Class Z:
Net Asset Value, offering price and redemption price per share ($21,882,349 ÷ 1,628,677 shares)		$13.44
Class Z6:
Net Asset Value, offering price and redemption price per share ($55,868,018 ÷ 4,139,920 shares)		$13.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$11,908,546
Interest		11,414
Income from Fidelity Central Funds		39,827
Total income		11,959,787
Expenses
Management fee	$8,827,155
Distribution and service plan fees	2,447,132
Independent trustees' fees and expenses	4,861
Total expenses before reductions	11,279,148
Expense reductions	(14)
Total expenses after reductions		11,279,134
Net investment income (loss)		680,653
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	11,155
Affiliated issuers	17,227,899
Futures contracts	1,062,127
Capital gain distributions from underlying funds:
Affiliated issuers	12,063,413
Total net realized gain (loss)		30,364,594
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	225
Fidelity Central Funds	(1)
Other affiliated issuers	52,957,009
Futures contracts	262,626
Total change in net unrealized appreciation (depreciation)		53,219,859
Net gain (loss)		83,584,453
Net increase (decrease) in net assets resulting from operations		$84,265,106

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$680,653	$34,166,177
Net realized gain (loss)	30,364,594	207,304,831
Change in net unrealized appreciation (depreciation)	53,219,859	(165,515,407)
Net increase (decrease) in net assets resulting from operations	84,265,106	75,955,601
Distributions to shareholders	(114,760,437)	(237,149,030)
Share transactions - net increase (decrease)	93,408,216	157,081,350
Total increase (decrease) in net assets	62,912,885	(4,112,079)
Net Assets
Beginning of period	2,392,336,351	2,396,448,430
End of period	$2,455,249,236	$2,392,336,351

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2035 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.58	$14.65	$13.61	$12.37	$13.51	$13.54
Income from Investment Operations
Net investment income (loss)A	–	.20	.12	.16	.16	.19
Net realized and unrealized gain (loss)	.47	.16	1.67	1.68	(.66)	.71
Total from investment operations	.47	.36	1.79	1.84	(.50)	.90
Distributions from net investment income	–	(.22)	(.14)	(.16)	(.17)	(.19)
Distributions from net realized gain	(.65)	(1.22)	(.61)	(.44)	(.47)	(.73)
Total distributions	(.65)	(1.43)B	(.75)	(.60)	(.64)	(.93)C
Net asset value, end of period	$13.40	$13.58	$14.65	$13.61	$12.37	$13.51
Total ReturnD,E,F	3.57%	3.19%	13.26%	15.51%	(3.92)%	6.81%
Ratios to Average Net AssetsG,H
Expenses before reductions	.98%I	.99%	.87%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.98%I	.99%	.87%	.25%	.25%	.25%
Expenses net of all reductions	.98%I	.99%	.87%	.25%	.25%	.25%
Net investment income (loss)	- %I	1.40%	.80%	1.22%	1.28%	1.36%
Supplemental Data
Net assets, end of period (000 omitted)	$1,013,096	$1,026,416	$1,082,982	$1,117,175	$1,094,459	$1,313,452
Portfolio turnover rateH	33%I	23%	23%	18%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.43 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $1.218 per share.

 C Total distributions of $.93 per share is comprised of distributions from net investment income of $.194 and distributions from net realized gain of $.733 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.44	$14.53	$13.51	$12.29	$13.42	$13.46
Income from Investment Operations
Net investment income (loss)A	(.02)	.16	.08	.12	.13	.15
Net realized and unrealized gain (loss)	.46	.16	1.66	1.68	(.65)	.71
Total from investment operations	.44	.32	1.74	1.80	(.52)	.86
Distributions from net investment income	–	(.19)	(.12)	(.14)	(.14)	(.16)
Distributions from net realized gain	(.64)	(1.22)	(.60)	(.44)	(.46)	(.73)
Total distributions	(.64)	(1.41)	(.72)	(.58)	(.61)B	(.90)C
Net asset value, end of period	$13.24	$13.44	$14.53	$13.51	$12.29	$13.42
Total ReturnD,E,F	3.41%	2.89%	12.98%	15.24%	(4.08)%	6.52%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.23%I	1.24%	1.13%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.23%I	1.24%	1.13%	.50%	.50%	.50%
Expenses net of all reductions	1.23%I	1.24%	1.13%	.50%	.50%	.50%
Net investment income (loss)	(.25)%I	1.15%	.55%	.97%	1.03%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$375,662	$366,074	$364,455	$336,939	$299,952	$303,711
Portfolio turnover rateH	33%I	23%	23%	18%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.61 per share is comprised of distributions from net investment income of $.143 and distributions from net realized gain of $.464 per share.

 C Total distributions of $.90 per share is comprised of distributions from net investment income of $.162 and distributions from net realized gain of $.733 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.20	$14.29	$13.32	$12.14	$13.27	$13.32
Income from Investment Operations
Net investment income (loss)A	(.05)	.09	.01	.06	.07	.08
Net realized and unrealized gain (loss)	.45	.17	1.62	1.65	(.65)	.70
Total from investment operations	.40	.26	1.63	1.71	(.58)	.78
Distributions from net investment income	–	(.13)	(.07)	(.09)	(.10)	(.11)
Distributions from net realized gain	(.64)	(1.22)	(.60)	(.44)	(.45)	(.72)
Total distributions	(.64)	(1.35)	(.66)B	(.53)	(.55)	(.83)
Net asset value, end of period	$12.96	$13.20	$14.29	$13.32	$12.14	$13.27
Total ReturnC,D,E	3.16%	2.39%	12.40%	14.69%	(4.58)%	6.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.73%H	1.73%I	1.63%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.73%H	1.73%I	1.63%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.73%H	1.73%I	1.63%	1.00%	1.00%	1.00%
Net investment income (loss)	(.75)%H	.65%	.05%	.47%	.53%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$43,584	$44,302	$65,519	$61,581	$54,813	$56,318
Portfolio turnover rateG	33%H	23%	23%	18%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.66 per share is comprised of distributions from net investment income of $.066 and distributions from net realized gain of $.598 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$13.69	$14.75	$13.71	$12.45	$13.59	$13.61
Income from Investment Operations
Net investment income (loss)A	.02	.23	.15	.19	.20	.22
Net realized and unrealized gain (loss)	.47	.17	1.68	1.70	(.67)	.72
Total from investment operations	.49	.40	1.83	1.89	(.47)	.94
Distributions from net investment income	–	(.25)	(.17)	(.19)	(.20)	(.23)
Distributions from net realized gain	(.66)	(1.22)	(.62)	(.44)	(.47)	(.73)
Total distributions	(.66)	(1.46)B	(.79)	(.63)	(.67)	(.96)
Net asset value, end of period	$13.52	$13.69	$14.75	$13.71	$12.45	$13.59
Total ReturnC,D	3.68%	3.47%	13.50%	15.79%	(3.63)%	7.11%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.74%	.64%	- %H	- %H	- %H
Expenses net of fee waivers, if any	.73%G	.74%	.64%	-%	-%	-%
Expenses net of all reductions	.73%G	.74%	.64%	-%	-%	-%
Net investment income (loss)	.25%G	1.65%	1.04%	1.47%	1.53%	1.61%
Supplemental Data
Net assets, end of period (000 omitted)	$945,157	$907,369	$867,707	$689,261	$684,976	$710,667
Portfolio turnover rateF	33%G	23%	23%	18%	22%	25%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.46 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $1.218 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z

	Six months ended (Unaudited) September 30,	Year endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$13.63	$14.78
Income from Investment Operations
Net investment income (loss)B	.02	.07
Net realized and unrealized gain (loss)	.47	(.32)C
Total from investment operations	.49	(.25)
Distributions from net investment income	–	(.31)
Distributions from net realized gain	(.68)	(.59)
Total distributions	(.68)	(.90)
Net asset value, end of period	$13.44	$13.63
Total ReturnD,E	3.72%	(.96)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.63%H,I
Expenses net of fee waivers, if any	.63%H	.63%H,I
Expenses net of all reductions	.63%H	.63%H,I
Net investment income (loss)	.35%H	1.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$21,882	$2,821
Portfolio turnover rateG	33%H	23%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2035 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$13.67	$14.75	$14.07
Income from Investment Operations
Net investment income (loss)B	.03	.26	.12
Net realized and unrealized gain (loss)	.46	.16	1.15
Total from investment operations	.49	.42	1.27
Distributions from net investment income	–	(.29)	(.22)
Distributions from net realized gain	(.67)	(1.22)	(.38)
Total distributions	(.67)	(1.50)C	(.59)D
Net asset value, end of period	$13.49	$13.67	$14.75
Total ReturnE,F	3.69%	3.65%	9.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.49%I	.49%	.51%I,J
Expenses net of fee waivers, if any	.49%I	.49%	.51%I,J
Expenses net of all reductions	.49%I	.49%	.51%I,J
Net investment income (loss)	.49%I	1.90%	.97%I
Supplemental Data
Net assets, end of period (000 omitted)	$55,868	$45,355	$15,784
Portfolio turnover rateH	33%I	23%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $1.50 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $1.218 per share.

 D Total distributions of $.59 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.378 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series International Growth Fund	9.7
Fidelity Series International Value Fund	9.5
Fidelity Series Stock Selector Large Cap Value Fund	7.2
Fidelity Series Value Discovery Fund	7.1
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.1
Fidelity Series Small Cap Opportunities Fund	3.8
74.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.9%
International Equity Funds	36.5%
Bond Funds	6.3%
Short-Term Funds	1.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2040 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.94% to 2.09% 10/17/19 to 11/29/19(a)
(Cost $1,386,691)	1,390,000	1,386,953
	Shares	Value

Domestic Equity Funds - 55.9%
Fidelity Advisor Series Equity Growth Fund (b)	9,483,903	$137,042,397
Fidelity Advisor Series Growth Opportunities Fund (b)	6,100,442	88,700,426
Fidelity Advisor Series Small Cap Fund (b)	5,947,164	65,240,391
Fidelity Series All-Sector Equity Fund (b)	6,284,655	63,663,557
Fidelity Series Commodity Strategy Fund (b)	16,793,458	77,081,974
Fidelity Series Large Cap Stock Fund (b)	16,670,869	241,560,895
Fidelity Series Large Cap Value Index Fund (b)	2,034,660	26,572,660
Fidelity Series Opportunistic Insights Fund (b)	7,081,993	127,617,507
Fidelity Series Small Cap Opportunities Fund (b)	6,534,026	84,092,912
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,644,986	157,682,970
Fidelity Series Value Discovery Fund (b)	11,985,653	155,933,346
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,032,652,234)		1,225,189,035

International Equity Funds - 36.5%
Fidelity Series Canada Fund (b)	2,209,883	24,463,409
Fidelity Series Emerging Markets Fund (b)	2,679,371	24,677,011
Fidelity Series Emerging Markets Opportunities Fund (b)	11,884,661	220,816,995
Fidelity Series International Growth Fund (b)	12,936,250	211,766,408
Fidelity Series International Small Cap Fund (b)	2,847,788	45,963,293
Fidelity Series International Value Fund (b)	21,940,300	208,432,853
Fidelity Series Overseas Fund (b)	6,359,087	63,082,145
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $676,189,589)		799,202,114

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	1,464,507	13,766,365
Fidelity Series Floating Rate High Income Fund (b)	288,021	2,675,711
Fidelity Series High Income Fund (b)	1,756,289	16,684,749
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,491,100	35,190,292
Fidelity Series International Credit Fund (b)	114,119	1,194,825
Fidelity Series Investment Grade Bond Fund (b)	229,960	2,667,538
Fidelity Series Long-Term Treasury Bond Index Fund (b)	5,639,567	56,452,063
Fidelity Series Real Estate Income Fund (b)	918,188	10,292,887
TOTAL BOND FUNDS
(Cost $130,804,006)		138,924,430

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 1.96% (c)	878,246	878,421
Fidelity Series Government Money Market Fund 2.07% (b)(d)	21,699,597	21,699,597
Fidelity Series Short-Term Credit Fund (b)	539,277	5,435,910
TOTAL SHORT-TERM FUNDS
(Cost $27,955,215)		28,013,928
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,868,987,735)		2,192,716,460
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,679,650)
NET ASSETS - 100%		$2,191,036,810

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	46	Dec. 2019	$6,850,550	$21,217	$21,217
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	31	Dec. 2019	1,552,945	(52,318)	(52,318)
TOTAL PURCHASED					(31,101)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	97	Dec. 2019	9,207,240	75,063	75,063
TOTAL FUTURES CONTRACTS					$43,962

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,319,007.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$40,776
Total	$40,776

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$156,278,837	$3,253,017	$28,113,479	$--	$2,531,332	$3,092,690	$137,042,397
Fidelity Advisor Series Growth Opportunities Fund	114,631,108	2,147,931	29,406,020	--	8,894,429	(7,567,022)	88,700,426
Fidelity Advisor Series Small Cap Fund	69,937,130	3,050,258	10,938,399	--	(328,757)	3,520,159	65,240,391
Fidelity Series All-Sector Equity Fund	72,438,183	1,488,978	13,762,882	--	(1,109,403)	4,608,681	63,663,557
Fidelity Series Canada Fund	20,405,806	3,457,480	994,510	--	4,044	1,590,589	24,463,409
Fidelity Series Commodity Strategy Fund	53,957,733	29,333,869	3,194,619	683,778	(252,483)	(2,762,526)	77,081,974
Fidelity Series Emerging Markets Debt Fund	14,076,429	759,649	790,585	418,849	(7,482)	(271,646)	13,766,365
Fidelity Series Emerging Markets Fund	21,170,601	5,672,486	865,930	--	(18,859)	(1,281,287)	24,677,011
Fidelity Series Emerging Markets Opportunities Fund	197,465,452	30,769,858	7,810,324	--	(63,918)	455,927	220,816,995
Fidelity Series Floating Rate High Income Fund	2,685,794	152,298	168,105	79,270	(1,449)	7,173	2,675,711
Fidelity Series Government Money Market Fund 2.07%	15,575,950	20,561,789	14,438,142	234,486	--	--	21,699,597
Fidelity Series High Income Fund	22,986,815	906,056	7,405,677	554,886	(257,566)	455,121	16,684,749
Fidelity Series Inflation-Protected Bond Index Fund	6,304,555	29,334,869	579,043	18,278	(591)	130,502	35,190,292
Fidelity Series International Credit Fund	1,113,984	14,805	--	14,805	--	66,036	1,194,825
Fidelity Series International Growth Fund	202,291,154	4,471,020	10,491,554	--	58,297	15,437,491	211,766,408
Fidelity Series International Small Cap Fund	46,512,254	1,067,489	3,416,111	--	(187,154)	1,986,815	45,963,293
Fidelity Series International Value Fund	189,282,195	23,515,993	8,867,722	--	6,897	4,495,490	208,432,853
Fidelity Series Investment Grade Bond Fund	13,911,189	5,391,744	17,376,988	248,086	787,364	(45,771)	2,667,538
Fidelity Series Large Cap Stock Fund	259,544,447	17,591,397	33,183,748	11,917,367	(1,241,970)	(1,149,231)	241,560,895
Fidelity Series Large Cap Value Index Fund	28,377,759	624,233	3,863,431	--	302,443	1,131,656	26,572,660
Fidelity Series Long-Term Treasury Bond Index Fund	77,492,172	7,174,922	36,306,774	926,352	2,467,939	5,623,804	56,452,063
Fidelity Series Opportunistic Insights Fund	145,108,638	3,000,006	25,039,913	--	(740,728)	5,289,504	127,617,507
Fidelity Series Overseas Fund	--	62,860,087	--	--	--	222,058	63,082,145
Fidelity Series Real Estate Income Fund	9,943,579	605,273	530,888	376,458	(7,769)	282,692	10,292,887
Fidelity Series Short-Term Credit Fund	4,253,155	2,453,727	1,323,113	64,256	4,054	48,087	5,435,910
Fidelity Series Small Cap Opportunities Fund	89,604,022	8,485,712	10,172,044	5,386,035	(485,342)	(3,339,436)	84,092,912
Fidelity Series Stock Selector Large Cap Value Fund	169,664,183	3,616,956	24,971,265	--	(1,901,625)	11,274,721	157,682,970
Fidelity Series Value Discovery Fund	165,725,099	3,576,876	20,093,943	--	(895,790)	7,621,104	155,933,346
Total	$2,170,738,223	$275,338,778	$314,105,209	$20,922,906	$7,555,913	$50,923,381	$2,190,451,086

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,386,953	$--	$1,386,953	$--
Domestic Equity Funds	1,225,189,035	1,225,189,035	--	--
International Equity Funds	799,202,114	799,202,114	--	--
Bond Funds	138,924,430	138,924,430	--	--
Short-Term Funds	28,013,928	28,013,928	--	--
Total Investments in Securities:	$2,192,716,460	$2,191,329,507	$1,386,953	$--
Derivative Instruments:
Assets
Futures Contracts	$96,280	$96,280	$--	$--
Total Assets	$96,280	$96,280	$--	$--
Liabilities
Futures Contracts	$(52,318)	$(52,318)	$--	$--
Total Liabilities	$(52,318)	$(52,318)	$--	$--
Total Derivative Instruments:	$43,962	$43,962	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$96,280	$(52,318)
Total Equity Risk	96,280	(52,318)
Total Value of Derivatives	$96,280	$(52,318)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,386,691)	$1,386,953
Fidelity Central Funds (cost $878,414)	878,421
Other affiliated issuers (cost $1,866,722,630)	2,190,451,086
Total Investment in Securities (cost $1,868,987,735)		$2,192,716,460
Receivable for investments sold		23,744,348
Receivable for fund shares sold		1,591,519
Distributions receivable from Fidelity Central Funds		1,969
Receivable for daily variation margin on futures contracts		33,888
Other receivables		1,518
Total assets		2,218,089,702
Liabilities
Payable for investments purchased	$13,351,683
Payable for fund shares redeemed	11,959,867
Accrued management fee	1,363,781
Distribution and service plan fees payable	377,561
Total liabilities		27,052,892
Net Assets		$2,191,036,810
Net Assets consist of:
Paid in capital		$1,860,869,468
Total accumulated earnings (loss)		330,167,342
Net Assets		$2,191,036,810
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($894,391,652 ÷ 62,739,998 shares)(a)		$14.26
Maximum offering price per share (100/94.25 of $14.26)		$15.13
Class M:
Net Asset Value and redemption price per share ($350,287,849 ÷ 24,740,410 shares)(a)		$14.16
Maximum offering price per share (100/96.50 of $14.16)		$14.67
Class C:
Net Asset Value and offering price per share ($50,299,350 ÷ 3,642,399 shares)(a)		$13.81
Class I:
Net Asset Value, offering price and redemption price per share ($828,566,921 ÷ 57,663,740 shares)		$14.37
Class Z:
Net Asset Value, offering price and redemption price per share ($16,524,066 ÷ 1,156,899 shares)		$14.28
Class Z6:
Net Asset Value, offering price and redemption price per share ($50,966,972 ÷ 3,554,880 shares)		$14.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$9,265,617
Interest		8,263
Income from Fidelity Central Funds		40,776
Total income		9,314,656
Expenses
Management fee	$8,129,800
Distribution and service plan fees	2,292,011
Independent trustees' fees and expenses	4,394
Total expenses before reductions	10,426,205
Expense reductions	(120)
Total expenses after reductions		10,426,085
Net investment income (loss)		(1,111,429)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,265
Affiliated issuers	7,555,913
Futures contracts	991,782
Capital gain distributions from underlying funds:
Affiliated issuers	11,657,289
Total net realized gain (loss)		20,212,249
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	262
Affiliated issuers	50,923,381
Futures contracts	47,743
Total change in net unrealized appreciation (depreciation)		50,971,386
Net gain (loss)		71,183,635
Net increase (decrease) in net assets resulting from operations		$70,072,206

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,111,429)	$30,230,649
Net realized gain (loss)	20,212,249	192,872,187
Change in net unrealized appreciation (depreciation)	50,971,386	(155,465,799)
Net increase (decrease) in net assets resulting from operations	70,072,206	67,637,037
Distributions to shareholders	(108,442,849)	(214,667,735)
Share transactions - net increase (decrease)	55,490,533	141,920,324
Total increase (decrease) in net assets	17,119,890	(5,110,374)
Net Assets
Beginning of period	2,173,916,920	2,179,027,294
End of period	$2,191,036,810	$2,173,916,920

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2040 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.52	$15.69	$14.57	$13.25	$14.49	$14.51
Income from Investment Operations
Net investment income (loss)A	(.01)	.21	.12	.17	.17	.20
Net realized and unrealized gain (loss)	.48	.15	1.81	1.80	(.69)	.76
Total from investment operations	.47	.36	1.93	1.97	(.52)	.96
Distributions from net investment income	–	(.23)	(.15)	(.17)	(.18)	(.21)
Distributions from net realized gain	(.73)	(1.31)	(.66)	(.48)	(.54)	(.77)
Total distributions	(.73)	(1.53)B	(.81)	(.65)	(.72)	(.98)
Net asset value, end of period	$14.26	$14.52	$15.69	$14.57	$13.25	$14.49
Total ReturnC,D,E	3.31%	3.04%	13.42%	15.53%	(3.82)%	6.76%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	.99%I	.87%	.25%	.25%	.25%
Expenses net of fee waivers, if any	1.00%H	.99%I	.87%	.25%	.25%	.25%
Expenses net of all reductions	1.00%H	.99%I	.87%	.25%	.25%	.25%
Net investment income (loss)	(.15)%H	1.37%	.78%	1.22%	1.27%	1.35%
Supplemental Data
Net assets, end of period (000 omitted)	$894,392	$916,426	$948,970	$965,401	$950,816	$1,154,277
Portfolio turnover rateG	25%H	21%	23%	18%	21%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.53 per share is comprised of distributions from net investment income of $.226 and distributions from net realized gain of $1.308 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.44	$15.62	$14.52	$13.21	$14.45	$14.47
Income from Investment Operations
Net investment income (loss)A	(.03)	.17	.08	.13	.14	.16
Net realized and unrealized gain (loss)	.47	.16	1.80	1.81	(.70)	.76
Total from investment operations	.44	.33	1.88	1.94	(.56)	.92
Distributions from net investment income	–	(.20)	(.12)	(.15)	(.15)	(.17)
Distributions from net realized gain	(.72)	(1.31)	(.66)	(.48)	(.53)	(.77)
Total distributions	(.72)	(1.51)	(.78)	(.63)	(.68)	(.94)
Net asset value, end of period	$14.16	$14.44	$15.62	$14.52	$13.21	$14.45
Total ReturnB,C,D	3.14%	2.82%	13.11%	15.26%	(4.07)%	6.51%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.25%G	1.25%	1.13%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%G	1.25%	1.13%	.50%	.50%	.50%
Expenses net of all reductions	1.25%G	1.25%	1.13%	.50%	.50%	.50%
Net investment income (loss)	(.40)%G	1.12%	.53%	.97%	1.02%	1.10%
Supplemental Data
Net assets, end of period (000 omitted)	$350,288	$356,107	$343,164	$324,990	$310,107	$333,069
Portfolio turnover rateF	25%G	21%	23%	18%	21%	24%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.14	$15.32	$14.28	$13.02	$14.27	$14.30
Income from Investment Operations
Net investment income (loss)A	(.06)	.09	–B	.06	.07	.09
Net realized and unrealized gain (loss)	.45	.18	1.77	1.78	(.70)	.75
Total from investment operations	.39	.27	1.77	1.84	(.63)	.84
Distributions from net investment income	–	(.14)	(.07)	(.10)	(.10)	(.12)
Distributions from net realized gain	(.72)	(1.31)	(.66)	(.48)	(.52)	(.75)
Total distributions	(.72)	(1.45)	(.73)	(.58)	(.62)	(.87)
Net asset value, end of period	$13.81	$14.14	$15.32	$14.28	$13.02	$14.27
Total ReturnC,D,E	2.84%	2.37%	12.52%	14.70%	(4.63)%	6.01%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.74%H,I	1.74%I	1.63%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.74%H,I	1.74%I	1.63%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.74%H,I	1.74%I	1.63%	1.00%	1.00%	1.00%
Net investment income (loss)	(.89)%H	.62%	.03%	.48%	.52%	.60%
Supplemental Data
Net assets, end of period (000 omitted)	$50,299	$53,715	$84,365	$79,480	$73,036	$77,130
Portfolio turnover rateG	25%H	21%	23%	18%	21%	24%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$14.62	$15.78	$14.65	$13.32	$14.57	$14.59
Income from Investment Operations
Net investment income (loss)A	.01	.24	.16	.20	.21	.23
Net realized and unrealized gain (loss)	.47	.16	1.83	1.82	(.71)	.76
Total from investment operations	.48	.40	1.99	2.02	(.50)	.99
Distributions from net investment income	–	(.26)	(.19)	(.20)	(.22)	(.24)
Distributions from net realized gain	(.73)	(1.31)	(.67)	(.49)	(.54)	(.77)
Total distributions	(.73)	(1.56)B	(.86)	(.69)	(.75)C	(1.01)
Net asset value, end of period	$14.37	$14.62	$15.78	$14.65	$13.32	$14.57
Total ReturnD,E	3.42%	3.31%	13.74%	15.82%	(3.62)%	6.99%
Ratios to Average Net AssetsF,G
Expenses before reductions	.75%H	.75%	.63%	- %I	- %I	- %I
Expenses net of fee waivers, if any	.75%H	.75%	.63%	-%	-%	-%
Expenses net of all reductions	.75%H	.75%	.63%	-%	-%	-%
Net investment income (loss)	.10%H	1.62%	1.02%	1.47%	1.52%	1.60%
Supplemental Data
Net assets, end of period (000 omitted)	$828,567	$805,102	$790,667	$649,934	$629,599	$688,278
Portfolio turnover rateG	25%H	21%	23%	18%	21%	24%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.56 per share is comprised of distributions from net investment income of $.256 and distributions from net realized gain of $1.308 per share.

 C Total distributions of $.75 per share is comprised of distributions from net investment income of $.216 and distributions from net realized gain of $.535 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z

	Six months ended (Unaudited) September 30,	Year endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$14.56	$15.85
Income from Investment Operations
Net investment income (loss)B	.01	.36
Net realized and unrealized gain (loss)	.47	(.69)C
Total from investment operations	.48	(.33)
Distributions from net investment income	–	(.33)
Distributions from net realized gain	(.76)	(.63)
Total distributions	(.76)	(.96)
Net asset value, end of period	$14.28	$14.56
Total ReturnD,E	3.38%	(1.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%H,I
Expenses net of fee waivers, if any	.64%H	.65%H,I
Expenses net of all reductions	.64%H	.65%H,I
Net investment income (loss)	.20%H	5.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$16,524	$1,501
Portfolio turnover rateG	25%H	21%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2040 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$14.60	$15.76	$15.04
Income from Investment Operations
Net investment income (loss)B	.03	.28	.18
Net realized and unrealized gain (loss)	.46	.17	1.20
Total from investment operations	.49	.45	1.38
Distributions from net investment income	–	(.30)	(.23)
Distributions from net realized gain	(.75)	(1.31)	(.42)
Total distributions	(.75)	(1.61)	(.66)C
Net asset value, end of period	$14.34	$14.60	$15.76
Total ReturnD,E	3.44%	3.64%	9.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.49%	.51%H,I
Expenses net of fee waivers, if any	.49%H	.49%	.51%H,I
Expenses net of all reductions	.49%H	.49%	.51%H,I
Net investment income (loss)	.35%H	1.87%	1.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$50,967	$41,066	$11,861
Portfolio turnover rateG	25%H	21%	23%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.66 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.421 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series International Growth Fund	9.7
Fidelity Series International Value Fund	9.5
Fidelity Series Stock Selector Large Cap Value Fund	7.2
Fidelity Series Value Discovery Fund	7.1
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.1
Fidelity Series Small Cap Opportunities Fund	3.8
74.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.9%
International Equity Funds	36.5%
Bond Funds	6.3%
Short-Term Funds	1.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2045 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.94% to 2.09% 10/17/19 to 11/29/19(a)
(Cost $917,849)	920,000	918,021
	Shares	Value

Domestic Equity Funds - 55.9%
Fidelity Advisor Series Equity Growth Fund (b)	6,307,179	$91,138,741
Fidelity Advisor Series Growth Opportunities Fund (b)	4,056,606	58,983,051
Fidelity Advisor Series Small Cap Fund (b)	3,956,493	43,402,731
Fidelity Series All-Sector Equity Fund (b)	4,180,913	42,352,645
Fidelity Series Commodity Strategy Fund (b)	11,164,654	51,245,763
Fidelity Series Large Cap Stock Fund (b)	11,085,284	160,625,759
Fidelity Series Large Cap Value Index Fund (b)	1,354,832	17,694,100
Fidelity Series Opportunistic Insights Fund (b)	4,709,396	84,863,314
Fidelity Series Small Cap Opportunities Fund (b)	4,333,418	55,771,094
Fidelity Series Stock Selector Large Cap Value Fund (b)	8,409,005	104,860,294
Fidelity Series Value Discovery Fund (b)	7,970,568	103,697,085
TOTAL DOMESTIC EQUITY FUNDS
(Cost $706,323,932)		814,634,577

International Equity Funds - 36.5%
Fidelity Series Canada Fund (b)	1,469,206	16,264,105
Fidelity Series Emerging Markets Fund (b)	1,781,321	16,405,967
Fidelity Series Emerging Markets Opportunities Fund (b)	7,901,279	146,805,767
Fidelity Series International Growth Fund (b)	8,590,026	140,618,730
Fidelity Series International Small Cap Fund (b)	1,897,874	30,631,694
Fidelity Series International Value Fund (b)	14,593,872	138,641,789
Fidelity Series Overseas Fund (b)	4,225,721	41,919,150
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $463,929,135)		531,287,202

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	962,831	9,050,609
Fidelity Series Floating Rate High Income Fund (b)	193,322	1,795,964
Fidelity Series High Income Fund (b)	1,170,730	11,121,935
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,329,823	23,484,614
Fidelity Series International Credit Fund (b)	68,753	719,849
Fidelity Series Investment Grade Bond Fund (b)	154,578	1,793,105
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,749,318	37,530,674
Fidelity Series Real Estate Income Fund (b)	608,627	6,822,713
TOTAL BOND FUNDS
(Cost $86,961,797)		92,319,463

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 1.96% (c)	567,045	567,158
Fidelity Series Government Money Market Fund 2.07% (b)(d)	14,422,924	14,422,924
Fidelity Series Short-Term Credit Fund (b)	358,443	3,613,107
TOTAL SHORT-TERM FUNDS
(Cost $18,563,852)		18,603,189
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,276,696,565)		1,457,762,452
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,057,118)
NET ASSETS - 100%		$1,456,705,334

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	30	Dec. 2019	$4,467,750	$14,333	$14,333
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	21	Dec. 2019	1,051,995	(35,459)	(35,459)
TOTAL PURCHASED					(21,126)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	64	Dec. 2019	6,074,880	49,727	49,727
TOTAL FUTURES CONTRACTS					$28,601

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $871,160.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$25,710
Total	$25,710

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$100,225,825	$4,472,765	$17,174,854	$--	$1,030,141	$2,584,864	$91,138,741
Fidelity Advisor Series Growth Opportunities Fund	73,434,142	2,865,410	18,102,936	--	4,589,851	(3,803,416)	58,983,051
Fidelity Advisor Series Small Cap Fund	44,897,186	3,220,359	6,787,198	--	(252,015)	2,324,399	43,402,731
Fidelity Series All-Sector Equity Fund	46,439,012	2,075,064	8,429,155	--	(889,140)	3,156,864	42,352,645
Fidelity Series Canada Fund	13,091,551	2,655,518	521,529	--	3,424	1,035,141	16,264,105
Fidelity Series Commodity Strategy Fund	34,584,614	20,340,121	1,713,039	452,923	(61,476)	(1,904,457)	51,245,763
Fidelity Series Emerging Markets Debt Fund	8,890,287	742,090	400,052	269,421	(2,642)	(179,074)	9,050,609
Fidelity Series Emerging Markets Fund	13,572,163	4,122,682	445,692	--	(11,966)	(831,220)	16,405,967
Fidelity Series Emerging Markets Opportunities Fund	126,572,242	24,005,734	4,035,525	--	(85,904)	349,220	146,805,767
Fidelity Series Floating Rate High Income Fund	1,724,279	153,224	85,072	51,938	(162)	3,695	1,795,964
Fidelity Series Government Money Market Fund 2.07%	9,971,816	13,837,963	9,386,855	152,965	--	--	14,422,924
Fidelity Series High Income Fund	14,702,301	855,718	4,564,249	362,877	(98,086)	226,251	11,121,935
Fidelity Series Inflation-Protected Bond Index Fund	4,043,045	19,668,347	309,602	11,992	(637)	83,461	23,484,614
Fidelity Series International Credit Fund	671,144	8,920	--	8,919	--	39,785	719,849
Fidelity Series International Growth Fund	129,656,079	6,206,441	5,293,272	--	(44,410)	10,093,892	140,618,730
Fidelity Series International Small Cap Fund	29,831,844	1,486,859	1,856,390	--	(90,102)	1,259,483	30,631,694
Fidelity Series International Value Fund	121,377,539	18,536,492	4,215,369	--	8,345	2,934,782	138,641,789
Fidelity Series Investment Grade Bond Fund	9,070,281	3,583,574	11,344,776	161,919	670,554	(186,528)	1,793,105
Fidelity Series Large Cap Stock Fund	166,383,723	15,600,600	19,776,470	7,786,256	(745,745)	(836,349)	160,625,759
Fidelity Series Large Cap Value Index Fund	18,194,605	861,412	2,298,261	--	48,165	888,179	17,694,100
Fidelity Series Long-Term Treasury Bond Index Fund	49,678,462	5,822,398	23,265,166	603,685	1,548,526	3,746,454	37,530,674
Fidelity Series Opportunistic Insights Fund	93,065,012	4,049,869	15,139,040	--	(435,891)	3,323,364	84,863,314
Fidelity Series Overseas Fund	--	41,770,365	--	--	--	148,785	41,919,150
Fidelity Series Real Estate Income Fund	6,350,088	563,891	268,671	246,539	(385)	177,790	6,822,713
Fidelity Series Short-Term Credit Fund	2,713,873	1,654,820	789,565	41,970	2,225	31,754	3,613,107
Fidelity Series Small Cap Opportunities Fund	57,500,174	7,150,564	6,320,539	3,568,592	(228,117)	(2,330,988)	55,771,094
Fidelity Series Stock Selector Large Cap Value Fund	108,781,667	5,091,466	15,129,328	--	(919,191)	7,035,680	104,860,294
Fidelity Series Value Discovery Fund	106,250,097	4,987,975	11,934,250	--	(293,279)	4,686,542	103,697,085
	$1,391,673,051	$216,390,641	$189,586,855	$13,719,996	$3,742,083	$34,058,353	$1,456,277,273

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$918,021	$--	$918,021	$--
Domestic Equity Funds	814,634,577	814,634,577	--	--
International Equity Funds	531,287,202	531,287,202	--	--
Bond Funds	92,319,463	92,319,463	--	--
Short-Term Funds	18,603,189	18,603,189	--	--
Total Investments in Securities:	$1,457,762,452	$1,456,844,431	$918,021	$--
Derivative Instruments:
Assets
Futures Contracts	$64,060	$64,060	$--	$--
Total Assets	$64,060	$64,060	$--	$--
Liabilities
Futures Contracts	$(35,459)	$(35,459)	$--	$--
Total Liabilities	$(35,459)	$(35,459)	$--	$--
Total Derivative Instruments:	$28,601	$28,601	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$64,060	$(35,459)
Total Equity Risk	64,060	(35,459)
Total Value of Derivatives	$64,060	$(35,459)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $917,849)	$918,021
Fidelity Central Funds (cost $567,154)	567,158
Other affiliated issuers (cost $1,275,211,562)	1,456,277,273
Total Investment in Securities (cost $1,276,696,565)		$1,457,762,452
Cash		982
Receivable for investments sold		14,956,263
Receivable for fund shares sold		1,607,986
Distributions receivable from Fidelity Central Funds		1,286
Receivable for daily variation margin on futures contracts		22,427
Total assets		1,474,351,396
Liabilities
Payable for investments purchased	$8,878,347
Payable for fund shares redeemed	7,638,945
Accrued management fee	902,534
Distribution and service plan fees payable	226,236
Total liabilities		17,646,062
Net Assets		$1,456,705,334
Net Assets consist of:
Paid in capital		$1,274,758,516
Total accumulated earnings (loss)		181,946,818
Net Assets		$1,456,705,334
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($542,288,998 ÷ 48,742,925 shares)(a)		$11.13
Maximum offering price per share (100/94.25 of $11.13)		$11.81
Class M:
Net Asset Value and redemption price per share ($216,705,087 ÷ 19,681,925 shares)(a)		$11.01
Maximum offering price per share (100/96.50 of $11.01)		$11.41
Class C:
Net Asset Value and offering price per share ($25,920,942 ÷ 2,395,020 shares)(a)		$10.82
Class I:
Net Asset Value, offering price and redemption price per share ($620,792,914 ÷ 55,354,071 shares)		$11.21
Class Z:
Net Asset Value, offering price and redemption price per share ($12,993,241 ÷ 1,165,771 shares)		$11.15
Class Z6:
Net Asset Value, offering price and redemption price per share ($38,004,152 ÷ 3,395,563 shares)		$11.19

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$6,041,349
Interest		5,407
Income from Fidelity Central Funds		25,710
Total income		6,072,466
Expenses
Management fee	$5,295,087
Distribution and service plan fees	1,359,254
Independent trustees' fees and expenses	2,842
Total expenses before reductions	6,657,183
Expense reductions	(17)
Total expenses after reductions		6,657,166
Net investment income (loss)		(584,700)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,698
Affiliated issuers	3,742,083
Futures contracts	600,364
Capital gain distributions from underlying funds:
Affiliated issuers	7,678,647
Total net realized gain (loss)		12,025,792
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	172
Affiliated issuers	34,058,353
Futures contracts	63,052
Total change in net unrealized appreciation (depreciation)		34,121,577
Net gain (loss)		46,147,369
Net increase (decrease) in net assets resulting from operations		$45,562,669

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(584,700)	$19,594,942
Net realized gain (loss)	12,025,792	121,110,883
Change in net unrealized appreciation (depreciation)	34,121,577	(98,056,567)
Net increase (decrease) in net assets resulting from operations	45,562,669	42,649,258
Distributions to shareholders	(69,095,907)	(133,342,942)
Share transactions - net increase (decrease)	86,548,238	127,638,941
Total increase (decrease) in net assets	63,015,000	36,945,257
Net Assets
Beginning of period	1,393,690,334	1,356,745,077
End of period	$1,456,705,334	$1,393,690,334

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2045 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.33	$12.21	$11.26	$10.23	$11.15	$11.31
Income from Investment Operations
Net investment income (loss)A	(.01)	.16	.10	.13	.13	.15
Net realized and unrealized gain (loss)	.37	.13	1.40	1.39	(.54)	.59
Total from investment operations	.36	.29	1.50	1.52	(.41)	.74
Distributions from net investment income	–	(.18)	(.12)	(.13)	(.14)	(.16)
Distributions from net realized gain	(.56)	(.99)	(.43)	(.36)	(.37)	(.74)
Total distributions	(.56)	(1.17)	(.55)	(.49)	(.51)	(.90)
Net asset value, end of period	$11.13	$11.33	$12.21	$11.26	$10.23	$11.15
Total ReturnB,C,D	3.26%	3.13%	13.44%	15.50%	(3.85)%	6.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.00%G	.99%H	.87%	.25%	.25%	.25%
Expenses net of fee waivers, if any	1.00%G	.99%H	.87%	.25%	.25%	.25%
Expenses net of all reductions	1.00%G	.99%H	.87%	.25%	.25%	.25%
Net investment income (loss)	(.15)%G	1.38%	.79%	1.22%	1.27%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$542,289	$547,563	$566,474	$556,090	$531,510	$623,734
Portfolio turnover rateF	27%G	22%	21%	22%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.22	$12.12	$11.19	$10.17	$11.09	$11.26
Income from Investment Operations
Net investment income (loss)A	(.02)	.13	.06	.10	.11	.13
Net realized and unrealized gain (loss)	.36	.12	1.39	1.39	(.54)	.57
Total from investment operations	.34	.25	1.45	1.49	(.43)	.70
Distributions from net investment income	–	(.16)	(.10)	(.11)	(.12)	(.13)
Distributions from net realized gain	(.55)	(.99)	(.43)	(.36)	(.37)	(.74)
Total distributions	(.55)	(1.15)	(.52)B	(.47)	(.49)	(.87)
Net asset value, end of period	$11.01	$11.22	$12.12	$11.19	$10.17	$11.09
Total ReturnC,D,E	3.15%	2.79%	13.12%	15.29%	(4.10)%	6.50%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.24%I	1.13%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%H	1.24%I	1.13%	.50%	.50%	.50%
Expenses net of all reductions	1.25%H	1.24%I	1.13%	.50%	.50%	.50%
Net investment income (loss)	(.40)%H	1.13%	.54%	.97%	1.02%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$216,705	$210,625	$207,442	$186,200	$158,557	$153,677
Portfolio turnover rateG	27%H	22%	21%	22%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.52 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.428 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.07	$11.98	$11.08	$10.09	$11.01	$11.19
Income from Investment Operations
Net investment income (loss)A	(.05)	.07	–B	.05	.05	.07
Net realized and unrealized gain (loss)	.35	.13	1.38	1.38	(.53)	.57
Total from investment operations	.30	.20	1.38	1.43	(.48)	.64
Distributions from net investment income	–	(.12)	(.05)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.55)	(.99)	(.43)	(.36)	(.36)	(.73)
Total distributions	(.55)	(1.11)	(.48)	(.44)	(.44)	(.82)
Net asset value, end of period	$10.82	$11.07	$11.98	$11.08	$10.09	$11.01
Total ReturnC,D,E	2.82%	2.29%	12.59%	14.71%	(4.59)%	5.95%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.75%H	1.74%I	1.63%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%H	1.74%I	1.63%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.75%H	1.74%I	1.63%	1.00%	1.00%	1.00%
Net investment income (loss)	(.90)%H	.63%	.04%	.47%	.53%	.62%
Supplemental Data
Net assets, end of period (000 omitted)	$25,921	$25,383	$30,549	$27,491	$23,423	$22,493
Portfolio turnover rateG	27%H	22%	21%	22%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.41	$12.29	$11.33	$10.28	$11.21	$11.37
Income from Investment Operations
Net investment income (loss)A	.01	.19	.12	.16	.16	.18
Net realized and unrealized gain (loss)	.36	.13	1.42	1.40	(.55)	.59
Total from investment operations	.37	.32	1.54	1.56	(.39)	.77
Distributions from net investment income	–	(.20)	(.14)	(.15)	(.17)	(.19)
Distributions from net realized gain	(.57)	(.99)	(.44)	(.36)	(.37)	(.74)
Total distributions	(.57)	(1.20)B	(.58)	(.51)	(.54)	(.93)
Net asset value, end of period	$11.21	$11.41	$12.29	$11.33	$10.28	$11.21
Total ReturnC,D	3.30%	3.34%	13.77%	15.83%	(3.66)%	7.03%
Ratios to Average Net AssetsE,F
Expenses before reductions	.75%G	.75%	.64%	- %H	- %H	- %H
Expenses net of fee waivers, if any	.75%G	.75%	.64%	-%	-%	-%
Expenses net of all reductions	.75%G	.75%	.64%	-%	-%	-%
Net investment income (loss)	.10%G	1.63%	1.03%	1.47%	1.52%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$620,793	$577,252	$543,170	$420,967	$390,675	$400,667
Portfolio turnover rateF	27%G	22%	21%	22%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.20 per share is comprised of distributions from net investment income of $.204 and distributions from net realized gain of $.993 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z

	Six months ended (Unaudited) September 30,	Year endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.35	$12.36
Income from Investment Operations
Net investment income (loss)B	.01	.20
Net realized and unrealized gain (loss)	.37	(.46)C
Total from investment operations	.38	(.26)
Distributions from net investment income	–	(.26)
Distributions from net realized gain	(.58)	(.49)
Total distributions	(.58)	(.75)
Net asset value, end of period	$11.15	$11.35
Total ReturnD,E	3.47%	(1.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%H
Expenses net of fee waivers, if any	.64%H	.64%H
Expenses net of all reductions	.64%H	.64%H
Net investment income (loss)	.20%H	3.71%H
Supplemental Data
Net assets, end of period (000 omitted)	$12,993	$1,376
Portfolio turnover rateG	27%H	22%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2045 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$12.28	$11.65
Income from Investment Operations
Net investment income (loss)B	.02	.22	.15
Net realized and unrealized gain (loss)	.35	.12	.92
Total from investment operations	.37	.34	1.07
Distributions from net investment income	–	(.24)	(.18)
Distributions from net realized gain	(.57)	(.99)	(.26)
Total distributions	(.57)	(1.23)	(.44)
Net asset value, end of period	$11.19	$11.39	$12.28
Total ReturnC,D	3.38%	3.58%	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%H	.51%G,H
Expenses net of fee waivers, if any	.49%G	.50%H	.51%G,H
Expenses net of all reductions	.49%G	.50%H	.51%G,H
Net investment income (loss)	.35%G	1.88%	1.50%G
Supplemental Data
Net assets, end of period (000 omitted)	$38,004	$31,493	$9,112
Portfolio turnover rateF	27%G	22%	21%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series International Growth Fund	9.7
Fidelity Series International Value Fund	9.5
Fidelity Series Stock Selector Large Cap Value Fund	7.2
Fidelity Series Value Discovery Fund	7.1
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.1
Fidelity Series Small Cap Opportunities Fund	3.8
74.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.9%
International Equity Funds	36.5%
Bond Funds	6.3%
Short-Term Funds	1.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2050 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.94% to 2.09% 10/17/19 to 11/29/19(a)
(Cost $738,289)	740,000	738,427
	Shares	Value

Domestic Equity Funds - 55.9%
Fidelity Advisor Series Equity Growth Fund (b)	5,104,813	$73,764,544
Fidelity Advisor Series Growth Opportunities Fund (b)	3,284,130	47,751,253
Fidelity Advisor Series Small Cap Fund (b)	3,201,389	35,119,240
Fidelity Series All-Sector Equity Fund (b)	3,382,874	34,268,512
Fidelity Series Commodity Strategy Fund (b)	9,038,127	41,485,001
Fidelity Series Large Cap Stock Fund (b)	8,972,971	130,018,346
Fidelity Series Large Cap Value Index Fund (b)	1,095,384	14,305,711
Fidelity Series Opportunistic Insights Fund (b)	3,812,562	68,702,359
Fidelity Series Small Cap Opportunities Fund (b)	3,517,069	45,264,684
Fidelity Series Stock Selector Large Cap Value Fund (b)	6,806,195	84,873,251
Fidelity Series Value Discovery Fund (b)	6,451,231	83,930,516
TOTAL DOMESTIC EQUITY FUNDS
(Cost $575,100,992)		659,483,417

International Equity Funds - 36.5%
Fidelity Series Canada Fund (b)	1,189,497	13,167,734
Fidelity Series Emerging Markets Fund (b)	1,442,065	13,281,416
Fidelity Series Emerging Markets Opportunities Fund (b)	6,396,481	118,846,609
Fidelity Series International Growth Fund (b)	6,952,172	113,807,052
Fidelity Series International Small Cap Fund (b)	1,539,410	24,846,081
Fidelity Series International Value Fund (b)	11,814,090	112,233,855
Fidelity Series Overseas Fund (b)	3,419,887	33,925,276
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $377,395,649)		430,108,023

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	776,507	7,299,170
Fidelity Series Floating Rate High Income Fund (b)	156,479	1,453,688
Fidelity Series High Income Fund (b)	946,899	8,995,537
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,889,083	19,041,953
Fidelity Series International Credit Fund (b)	54,033	565,724
Fidelity Series Investment Grade Bond Fund (b)	125,467	1,455,420
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,035,281	30,383,161
Fidelity Series Real Estate Income Fund (b)	493,644	5,533,752
TOTAL BOND FUNDS
(Cost $70,446,791)		74,728,405

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 1.96% (c)	476,985	477,080
Fidelity Series Government Money Market Fund 2.07% (b)(d)	11,674,445	11,674,445
Fidelity Series Short-Term Credit Fund (b)	290,134	2,924,547
TOTAL SHORT-TERM FUNDS
(Cost $15,043,607)		15,076,072
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,038,725,328)		1,180,134,344
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(844,293)
NET ASSETS - 100%		$1,179,290,051

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	24	Dec. 2019	$3,574,200	$12,826	$12,826
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	17	Dec. 2019	851,615	(28,780)	(28,780)
TOTAL PURCHASED					(15,954)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	52	Dec. 2019	4,935,840	40,103	40,103
TOTAL FUTURES CONTRACTS					$24,149

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $717,489.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20,742
Total	$20,742

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$81,090,981	$3,985,690	$14,227,637	$--	$809,783	$2,105,727	$73,764,544
Fidelity Advisor Series Growth Opportunities Fund	59,408,997	2,544,217	14,828,871	--	3,354,940	(2,728,030)	47,751,253
Fidelity Advisor Series Small Cap Fund	36,325,479	2,577,204	5,456,329	--	(180,237)	1,853,123	35,119,240
Fidelity Series All-Sector Equity Fund	37,575,763	1,839,455	6,976,387	--	(649,389)	2,479,070	34,268,512
Fidelity Series Canada Fund	10,594,107	2,137,695	403,256	--	2,605	836,583	13,167,734
Fidelity Series Commodity Strategy Fund	27,993,656	16,467,076	1,381,892	366,652	(53,232)	(1,540,607)	41,485,001
Fidelity Series Emerging Markets Debt Fund	7,163,841	638,963	355,845	217,422	(1,708)	(146,081)	7,299,170
Fidelity Series Emerging Markets Fund	10,979,648	3,341,227	353,804	--	(8,904)	(676,751)	13,281,416
Fidelity Series Emerging Markets Opportunities Fund	102,421,835	19,417,565	3,190,877	--	(33,540)	231,626	118,846,609
Fidelity Series Floating Rate High Income Fund	1,394,196	132,394	75,708	42,064	(95)	2,901	1,453,688
Fidelity Series Government Money Market Fund 2.07%	8,078,560	11,184,234	7,588,349	123,945	--	--	11,674,445
Fidelity Series High Income Fund	11,909,642	732,185	3,750,010	293,631	(115,579)	219,299	8,995,537
Fidelity Series Inflation-Protected Bond Index Fund	3,269,858	15,940,183	235,547	9,710	358	67,101	19,041,953
Fidelity Series International Credit Fund	527,447	7,010	--	7,010	--	31,267	565,724
Fidelity Series International Growth Fund	104,879,771	5,524,917	4,726,432	--	2,481	8,126,315	113,807,052
Fidelity Series International Small Cap Fund	24,135,150	1,307,113	1,540,993	--	(87,264)	1,032,075	24,846,081
Fidelity Series International Value Fund	98,172,520	15,463,229	3,771,142	--	(59,423)	2,428,671	112,233,855
Fidelity Series Investment Grade Bond Fund	7,243,540	3,014,563	9,195,864	131,108	412,852	(19,671)	1,455,420
Fidelity Series Large Cap Stock Fund	134,589,392	13,175,011	16,427,830	6,319,768	(451,756)	(866,471)	130,018,346
Fidelity Series Large Cap Value Index Fund	14,718,574	758,356	1,927,734	--	38,654	717,861	14,305,711
Fidelity Series Long-Term Treasury Bond Index Fund	40,183,907	4,890,218	18,991,257	489,032	1,287,233	3,013,060	30,383,161
Fidelity Series Opportunistic Insights Fund	75,302,800	3,595,557	12,520,322	--	(361,533)	2,685,857	68,702,359
Fidelity Series Overseas Fund	--	33,805,528	--	--	--	119,748	33,925,276
Fidelity Series Real Estate Income Fund	5,145,657	482,928	238,941	199,898	(4,519)	148,627	5,533,752
Fidelity Series Short-Term Credit Fund	2,207,545	1,361,122	671,724	34,028	1,954	25,650	2,924,547
Fidelity Series Small Cap Opportunities Fund	46,520,436	5,761,478	4,936,695	2,888,367	(183,576)	(1,896,959)	45,264,684
Fidelity Series Stock Selector Large Cap Value Fund	87,997,014	4,447,963	12,507,663	--	(790,205)	5,726,142	84,873,251
Fidelity Series Value Discovery Fund	85,952,601	4,378,635	9,941,728	--	(225,652)	3,766,660	83,930,516
	$1,125,782,917	$178,911,716	$156,222,837	$11,122,635	$2,704,248	$27,742,793	$1,178,918,837

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$738,427	$--	$738,427	$--
Domestic Equity Funds	659,483,417	659,483,417	--	--
International Equity Funds	430,108,023	430,108,023	--	--
Bond Funds	74,728,405	74,728,405	--	--
Short-Term Funds	15,076,072	15,076,072	--	--
Total Investments in Securities:	$1,180,134,344	$1,179,395,917	$738,427	$--
Derivative Instruments:
Assets
Futures Contracts	$52,929	$52,929	$--	$--
Total Assets	$52,929	$52,929	$--	$--
Liabilities
Futures Contracts	$(28,780)	$(28,780)	$--	$--
Total Liabilities	$(28,780)	$(28,780)	$--	$--
Total Derivative Instruments:	$24,149	$24,149	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$52,929	$(28,780)
Total Equity Risk	52,929	(28,780)
Total Value of Derivatives	$52,929	$(28,780)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $738,289)	$738,427
Fidelity Central Funds (cost $477,080)	477,080
Other affiliated issuers (cost $1,037,509,959)	1,178,918,837
Total Investment in Securities (cost $1,038,725,328)		$1,180,134,344
Cash		802
Receivable for investments sold		12,089,706
Receivable for fund shares sold		1,515,683
Distributions receivable from Fidelity Central Funds		1,055
Receivable for daily variation margin on futures contracts		18,227
Total assets		1,193,759,817
Liabilities
Payable for investments purchased	$7,327,626
Payable for fund shares redeemed	6,228,528
Accrued management fee	731,413
Distribution and service plan fees payable	182,199
Total liabilities		14,469,766
Net Assets		$1,179,290,051
Net Assets consist of:
Paid in capital		$1,038,329,965
Total accumulated earnings (loss)		140,960,086
Net Assets		$1,179,290,051
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($419,347,658 ÷ 37,738,928 shares)(a)		$11.11
Maximum offering price per share (100/94.25 of $11.11)		$11.79
Class M:
Net Asset Value and redemption price per share ($174,449,669 ÷ 15,815,476 shares)(a)		$11.03
Maximum offering price per share (100/96.50 of $11.03)		$11.43
Class C:
Net Asset Value and offering price per share ($25,240,351 ÷ 2,325,000 shares)(a)		$10.86
Class I:
Net Asset Value, offering price and redemption price per share ($524,583,989 ÷ 46,832,327 shares)		$11.20
Class Z:
Net Asset Value, offering price and redemption price per share ($8,578,684 ÷ 769,868 shares)		$11.14
Class Z6:
Net Asset Value, offering price and redemption price per share ($27,089,700 ÷ 2,424,485 shares)		$11.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,893,135
Interest		4,403
Income from Fidelity Central Funds		20,742
Total income		4,918,280
Expenses
Management fee	$4,294,651
Distribution and service plan fees	1,094,989
Independent trustees' fees and expenses	2,301
Total expenses before reductions	5,391,941
Expense reductions	(14)
Total expenses after reductions		5,391,927
Net investment income (loss)		(473,647)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,834
Affiliated issuers	2,704,248
Futures contracts	480,588
Capital gain distributions from underlying funds:
Affiliated issuers	6,229,500
Total net realized gain (loss)		9,418,170
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	138
Affiliated issuers	27,742,793
Futures contracts	54,126
Total change in net unrealized appreciation (depreciation)		27,797,057
Net gain (loss)		37,215,227
Net increase (decrease) in net assets resulting from operations		$36,741,580

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(473,647)	$15,894,378
Net realized gain (loss)	9,418,170	96,181,596
Change in net unrealized appreciation (depreciation)	27,797,057	(77,826,137)
Net increase (decrease) in net assets resulting from operations	36,741,580	34,249,837
Distributions to shareholders	(55,814,910)	(105,626,516)
Share transactions - net increase (decrease)	70,957,486	108,985,768
Total increase (decrease) in net assets	51,884,156	37,609,089
Net Assets
Beginning of period	1,127,405,895	1,089,796,806
End of period	$1,179,290,051	$1,127,405,895

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2050 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$12.17	$11.20	$10.16	$11.06	$11.24
Income from Investment Operations
Net investment income (loss)A	(.01)	.16	.09	.13	.13	.15
Net realized and unrealized gain (loss)	.37	.13	1.40	1.39	(.53)	.58
Total from investment operations	.36	.29	1.49	1.52	(.40)	.73
Distributions from net investment income	–	(.18)	(.12)	(.13)	(.14)	(.16)
Distributions from net realized gain	(.56)	(.97)	(.40)	(.34)	(.36)	(.76)
Total distributions	(.56)	(1.15)	(.52)	(.48)B	(.50)	(.91)C
Net asset value, end of period	$11.11	$11.31	$12.17	$11.20	$10.16	$11.06
Total ReturnD,E,F	3.26%	3.08%	13.42%	15.52%	(3.84)%	6.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	.99%J	.88%	.25%	.25%	.25%
Expenses net of fee waivers, if any	1.00%I	.99%J	.88%	.25%	.25%	.25%
Expenses net of all reductions	1.00%I	.99%J	.88%	.25%	.25%	.25%
Net investment income (loss)	(.15)%I	1.38%	.79%	1.22%	1.28%	1.37%
Supplemental Data
Net assets, end of period (000 omitted)	$419,348	$417,583	$418,313	$396,373	$363,199	$415,103
Portfolio turnover rateH	27%I	23%	20%	25%	24%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.48 per share is comprised of distributions from net investment income of $.131 and distributions from net realized gain of $.344 per share.

 C Total distributions of $.91 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.755 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$12.11	$11.15	$10.12	$11.02	$11.20
Income from Investment Operations
Net investment income (loss)A	(.02)	.13	.06	.10	.11	.12
Net realized and unrealized gain (loss)	.36	.13	1.39	1.38	(.54)	.58
Total from investment operations	.34	.26	1.45	1.48	(.43)	.70
Distributions from net investment income	–	(.16)	(.10)	(.11)	(.12)	(.13)
Distributions from net realized gain	(.55)	(.97)	(.40)	(.34)	(.36)	(.76)
Total distributions	(.55)	(1.13)	(.49)B	(.45)	(.47)C	(.88)D
Net asset value, end of period	$11.03	$11.24	$12.11	$11.15	$10.12	$11.02
Total ReturnE,F,G	3.10%	2.83%	13.16%	15.22%	(4.08)%	6.54%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.25%J	1.25%	1.13%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%J	1.25%	1.13%	.50%	.50%	.50%
Expenses net of all reductions	1.25%J	1.25%	1.13%	.50%	.50%	.50%
Net investment income (loss)	(.40)%J	1.13%	.54%	.97%	1.04%	1.12%
Supplemental Data
Net assets, end of period (000 omitted)	$174,450	$172,974	$166,634	$147,601	$127,842	$126,987
Portfolio turnover rateI	27%J	23%	20%	25%	24%	30%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.49 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.398 per share.

 C Total distributions of $.47 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.355 per share.

 D Total distributions of $.88 per share is comprised of distributions from net investment income of $.128 and distributions from net realized gain of $.755 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.10	$11.98	$11.05	$10.04	$10.95	$11.14
Income from Investment Operations
Net investment income (loss)A	(.05)	.07	–B	.05	.06	.07
Net realized and unrealized gain (loss)	.36	.14	1.38	1.37	(.55)	.57
Total from investment operations	.31	.21	1.38	1.42	(.49)	.64
Distributions from net investment income	–	(.11)	(.06)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.55)	(.97)	(.39)	(.34)	(.34)	(.74)
Total distributions	(.55)	(1.09)C	(.45)	(.41)D	(.42)	(.83)
Net asset value, end of period	$10.86	$11.10	$11.98	$11.05	$10.04	$10.95
Total ReturnE,F,G	2.86%	2.34%	12.59%	14.73%	(4.67)%	6.01%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.74%J,K	1.74%K	1.63%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.74%J,K	1.74%K	1.63%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.74%J,K	1.74%K	1.63%	1.00%	1.00%	1.00%
Net investment income (loss)	(.90)%J	.63%	.04%	.47%	.54%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$25,240	$26,139	$32,763	$28,268	$24,460	$24,652
Portfolio turnover rateI	27%J	23%	20%	25%	24%	30%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $1.09 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.972 per share.

 D Total distributions of $.41 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.339 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$11.39	$12.25	$11.27	$10.22	$11.13	$11.30
Income from Investment Operations
Net investment income (loss)A	.01	.19	.12	.16	.16	.18
Net realized and unrealized gain (loss)	.36	.12	1.41	1.39	(.55)	.59
Total from investment operations	.37	.31	1.53	1.55	(.39)	.77
Distributions from net investment income	–	(.20)	(.14)	(.15)	(.16)	(.18)
Distributions from net realized gain	(.56)	(.97)	(.41)	(.35)	(.36)	(.76)
Total distributions	(.56)	(1.17)	(.55)	(.50)	(.52)	(.94)
Net asset value, end of period	$11.20	$11.39	$12.25	$11.27	$10.22	$11.13
Total ReturnB,C	3.38%	3.30%	13.74%	15.81%	(3.65)%	7.10%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.75%	.64%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.75%F	.75%	.64%	-%	-%	-%
Expenses net of all reductions	.75%F	.75%	.64%	-%	-%	-%
Net investment income (loss)	.10%F	1.63%	1.03%	1.47%	1.53%	1.62%
Supplemental Data
Net assets, end of period (000 omitted)	$524,584	$488,167	$466,677	$357,398	$320,449	$303,017
Portfolio turnover rateE	27%F	23%	20%	25%	24%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z

	Six months ended (Unaudited) September 30,	Year endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.34	$12.34
Income from Investment Operations
Net investment income (loss)B	.01	.28
Net realized and unrealized gain (loss)	.37	(.54)C
Total from investment operations	.38	(.26)
Distributions from net investment income	–	(.25)
Distributions from net realized gain	(.58)	(.49)
Total distributions	(.58)	(.74)
Net asset value, end of period	$11.14	$11.34
Total ReturnD,E	3.41%	(1.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.65%H,I
Expenses net of fee waivers, if any	.64%H	.65%H,I
Expenses net of all reductions	.64%H	.65%H,I
Net investment income (loss)	.20%H	5.18%H
Supplemental Data
Net assets, end of period (000 omitted)	$8,579	$650
Portfolio turnover rateG	27%H	23%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2050 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.37	$12.24	$11.59
Income from Investment Operations
Net investment income (loss)B	.02	.22	.23
Net realized and unrealized gain (loss)	.35	.12	.83
Total from investment operations	.37	.34	1.06
Distributions from net investment income	–	(.24)	(.17)
Distributions from net realized gain	(.57)	(.97)	(.24)
Total distributions	(.57)	(1.21)	(.41)
Net asset value, end of period	$11.17	$11.37	$12.24
Total ReturnC,D	3.36%	3.55%	9.15%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%H	.51%G,H
Expenses net of fee waivers, if any	.49%G	.50%H	.51%G,H
Expenses net of all reductions	.49%G	.50%H	.51%G,H
Net investment income (loss)	.35%G	1.88%	2.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$27,090	$21,893	$5,410
Portfolio turnover rateF	27%G	23%	20%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series International Growth Fund	9.7
Fidelity Series International Value Fund	9.5
Fidelity Series Stock Selector Large Cap Value Fund	7.2
Fidelity Series Value Discovery Fund	7.1
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.1
Fidelity Series Small Cap Opportunities Fund	3.8
74.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.9%
International Equity Funds	36.5%
Bond Funds	6.3%
Short-Term Funds	1.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2055 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.94% to 2.08% 10/17/19 to 11/29/19(a)
(Cost $418,790)	420,000	418,878
	Shares	Value

Domestic Equity Funds - 55.9%
Fidelity Advisor Series Equity Growth Fund (b)	2,977,042	$43,018,254
Fidelity Advisor Series Growth Opportunities Fund (b)	1,914,997	27,844,056
Fidelity Advisor Series Small Cap Fund (b)	1,868,239	20,494,579
Fidelity Series All-Sector Equity Fund (b)	1,973,926	19,995,870
Fidelity Series Commodity Strategy Fund (b)	5,268,488	24,182,362
Fidelity Series Large Cap Stock Fund (b)	5,231,718	75,807,598
Fidelity Series Large Cap Value Index Fund (b)	635,796	8,303,489
Fidelity Series Opportunistic Insights Fund (b)	2,223,133	40,060,865
Fidelity Series Small Cap Opportunities Fund (b)	2,051,697	26,405,341
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,968,867	49,491,766
Fidelity Series Value Discovery Fund (b)	3,762,016	48,943,824
TOTAL DOMESTIC EQUITY FUNDS
(Cost $363,582,493)		384,548,004

International Equity Funds - 36.5%
Fidelity Series Canada Fund (b)	693,355	7,675,439
Fidelity Series Emerging Markets Fund (b)	840,554	7,741,501
Fidelity Series Emerging Markets Opportunities Fund (b)	3,728,408	69,273,815
Fidelity Series International Growth Fund (b)	4,045,841	66,230,421
Fidelity Series International Small Cap Fund (b)	899,836	14,523,356
Fidelity Series International Value Fund (b)	6,893,425	65,487,542
Fidelity Series Overseas Fund (b)	1,993,433	19,774,859
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $235,365,150)		250,706,933

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	440,072	4,136,678
Fidelity Series Floating Rate High Income Fund (b)	92,409	858,477
Fidelity Series High Income Fund (b)	545,734	5,184,474
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,108,262	11,171,281
Fidelity Series International Credit Fund (b)	24,678	258,380
Fidelity Series Investment Grade Bond Fund (b)	76,709	889,825
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,769,189	17,709,581
Fidelity Series Real Estate Income Fund (b)	288,307	3,231,926
TOTAL BOND FUNDS
(Cost $40,822,969)		43,440,622

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 1.96% (c)	277,999	278,054
Fidelity Series Government Money Market Fund 2.07% (b)(d)	6,801,442	6,801,442
Fidelity Series Short-Term Credit Fund (b)	169,029	1,703,815
TOTAL SHORT-TERM FUNDS
(Cost $8,762,762)		8,783,311
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $648,952,164)		687,897,748
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(481,940)
NET ASSETS - 100%		$687,415,808

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	13	Dec. 2019	$1,936,025	$6,945	$6,945
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	10	Dec. 2019	500,950	(16,878)	(16,878)
TOTAL PURCHASED					(9,933)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	30	Dec. 2019	2,847,600	23,538	23,538
TOTAL FUTURES CONTRACTS					$13,605

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $416,884.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,475
Total	$12,475

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$45,302,936	$3,774,975	$7,701,299	$--	$137,706	$1,503,936	$43,018,254
Fidelity Advisor Series Growth Opportunities Fund	33,095,188	2,471,262	8,053,063	--	771,902	(441,233)	27,844,056
Fidelity Advisor Series Small Cap Fund	20,365,537	2,153,264	2,976,406	--	(116,461)	1,068,645	20,494,579
Fidelity Series All-Sector Equity Fund	20,964,257	1,713,290	3,718,231	--	(609,487)	1,646,041	19,995,870
Fidelity Series Canada Fund	5,930,475	1,473,134	205,586	--	2,315	475,101	7,675,439
Fidelity Series Commodity Strategy Fund	15,655,481	10,160,145	725,395	212,716	(14,930)	(892,939)	24,182,362
Fidelity Series Emerging Markets Debt Fund	3,859,937	531,335	170,911	120,353	(1,910)	(81,773)	4,136,678
Fidelity Series Emerging Markets Fund	6,119,139	2,199,136	185,459	--	(8,972)	(382,343)	7,741,501
Fidelity Series Emerging Markets Opportunities Fund	57,109,129	13,736,823	1,678,212	--	(27,401)	133,476	69,273,815
Fidelity Series Floating Rate High Income Fund	780,983	112,304	36,266	24,237	(60)	1,516	858,477
Fidelity Series Government Money Market Fund 2.07%	4,523,020	6,575,030	4,296,608	70,963	--	--	6,801,442
Fidelity Series High Income Fund	6,674,782	596,107	2,144,784	165,894	(86,776)	145,145	5,184,474
Fidelity Series Inflation-Protected Bond Index Fund	1,824,747	9,471,009	162,361	5,583	1,123	36,763	11,171,281
Fidelity Series International Credit Fund	240,898	3,202	--	3,202	--	14,280	258,380
Fidelity Series International Growth Fund	58,492,128	5,396,051	2,266,326	--	(7,763)	4,616,331	66,230,421
Fidelity Series International Small Cap Fund	13,484,922	1,289,676	786,301	--	(40,601)	575,660	14,523,356
Fidelity Series International Value Fund	54,811,158	11,121,119	1,788,001	--	(15,586)	1,358,852	65,487,542
Fidelity Series Investment Grade Bond Fund	3,708,923	2,211,835	5,256,982	74,552	210,243	15,806	889,825
Fidelity Series Large Cap Stock Fund	75,072,540	10,139,836	8,621,481	3,626,499	(285,009)	(498,288)	75,807,598
Fidelity Series Large Cap Value Index Fund	8,213,907	720,775	1,062,226	--	18,963	412,070	8,303,489
Fidelity Series Long-Term Treasury Bond Index Fund	22,426,236	3,571,228	10,759,489	279,049	736,870	1,734,736	17,709,581
Fidelity Series Opportunistic Insights Fund	42,072,080	3,440,000	6,741,473	--	(234,931)	1,525,189	40,060,865
Fidelity Series Overseas Fund	--	19,704,390	--	--	--	70,469	19,774,859
Fidelity Series Real Estate Income Fund	2,873,463	391,175	114,697	115,235	2,017	79,968	3,231,926
Fidelity Series Short-Term Credit Fund	1,246,968	835,756	394,676	19,469	1,119	14,648	1,703,815
Fidelity Series Small Cap Opportunities Fund	26,045,702	4,183,830	2,603,685	1,676,166	(65,862)	(1,154,644)	26,405,341
Fidelity Series Stock Selector Large Cap Value Fund	49,107,421	4,289,637	6,717,256	--	(220,414)	3,032,378	49,491,766
Fidelity Series Value Discovery Fund	47,948,861	4,170,670	5,195,646	--	(90,620)	2,110,559	48,943,824
	$627,950,818	$126,436,994	$84,362,820	$6,393,918	$55,475	$17,120,349	$687,200,816

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$418,878	$--	$418,878	$--
Domestic Equity Funds	384,548,004	384,548,004	--	--
International Equity Funds	250,706,933	250,706,933	--	--
Bond Funds	43,440,622	43,440,622	--	--
Short-Term Funds	8,783,311	8,783,311	--	--
Total Investments in Securities:	$687,897,748	$687,478,870	$418,878	$--
Derivative Instruments:
Assets
Futures Contracts	$30,483	$30,483	$--	$--
Total Assets	$30,483	$30,483	$--	$--
Liabilities
Futures Contracts	$(16,878)	$(16,878)	$--	$--
Total Liabilities	$(16,878)	$(16,878)	$--	$--
Total Derivative Instruments:	$13,605	$13,605	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$30,483	$(16,878)
Total Equity Risk	30,483	(16,878)
Total Value of Derivatives	$30,483	$(16,878)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $418,790)	$418,878
Fidelity Central Funds (cost $278,054)	278,054
Other affiliated issuers (cost $648,255,320)	687,200,816
Total Investment in Securities (cost $648,952,164)		$687,897,748
Cash		465
Receivable for investments sold		6,157,363
Receivable for fund shares sold		1,240,791
Distributions receivable from Fidelity Central Funds		589
Receivable for daily variation margin on futures contracts		10,259
Total assets		695,307,215
Liabilities
Payable for investments purchased	$4,301,331
Payable for fund shares redeemed	3,073,458
Accrued management fee	424,340
Distribution and service plan fees payable	92,278
Total liabilities		7,891,407
Net Assets		$687,415,808
Net Assets consist of:
Paid in capital		$651,399,779
Total accumulated earnings (loss)		36,016,029
Net Assets		$687,415,808
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($221,447,504 ÷ 17,880,849 shares)(a)		$12.38
Maximum offering price per share (100/94.25 of $12.38)		$13.14
Class M:
Net Asset Value and redemption price per share ($87,480,685 ÷ 7,114,489 shares)(a)		$12.30
Maximum offering price per share (100/96.50 of $12.30)		$12.75
Class C:
Net Asset Value and offering price per share ($11,093,662 ÷ 909,677 shares)(a)		$12.20
Class I:
Net Asset Value, offering price and redemption price per share ($346,680,895 ÷ 27,851,930 shares)		$12.45
Class Z:
Net Asset Value, offering price and redemption price per share ($3,742,023 ÷ 302,323 shares)		$12.38
Class Z6:
Net Asset Value, offering price and redemption price per share ($16,971,039 ÷ 1,366,215 shares)		$12.42

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,789,576
Interest		2,697
Income from Fidelity Central Funds		12,475
Total income		2,804,748
Expenses
Management fee	$2,452,478
Distribution and service plan fees	546,937
Independent trustees' fees and expenses	1,301
Total expenses before reductions	3,000,716
Expense reductions	(54)
Total expenses after reductions		3,000,662
Net investment income (loss)		(195,914)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,225
Affiliated issuers	55,475
Futures contracts	248,594
Capital gain distributions from underlying funds:
Affiliated issuers	3,604,342
Total net realized gain (loss)		3,910,636
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	78
Affiliated issuers	17,120,349
Futures contracts	33,851
Total change in net unrealized appreciation (depreciation)		17,154,278
Net gain (loss)		21,064,914
Net increase (decrease) in net assets resulting from operations		$20,869,000

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(195,914)	$8,808,490
Net realized gain (loss)	3,910,636	46,472,911
Change in net unrealized appreciation (depreciation)	17,154,278	(36,732,486)
Net increase (decrease) in net assets resulting from operations	20,869,000	18,548,915
Distributions to shareholders	(30,405,565)	(49,941,562)
Share transactions - net increase (decrease)	67,913,381	114,273,357
Total increase (decrease) in net assets	58,376,816	82,880,710
Net Assets
Beginning of period	629,038,992	546,158,282
End of period	$687,415,808	$629,038,992

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2055 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$13.37	$12.19	$11.02	$11.92	$11.71
Income from Investment Operations
Net investment income (loss)A	(.01)	.18	.11	.14	.15	.16
Net realized and unrealized gain (loss)	.41	.15	1.51	1.51	(.59)	.62
Total from investment operations	.40	.33	1.62	1.65	(.44)	.78
Distributions from net investment income	–	(.19)	(.13)	(.14)	(.14)	(.15)
Distributions from net realized gain	(.60)	(.93)	(.32)	(.34)	(.31)	(.42)
Total distributions	(.60)	(1.12)	(.44)B	(.48)	(.46)C	(.57)
Net asset value, end of period	$12.38	$12.58	$13.37	$12.19	$11.02	$11.92
Total ReturnD,E,F	3.25%	3.08%	13.40%	15.49%	(3.89)%	6.85%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.00%I	.99%J	.88%	.25%	.25%	.25%
Expenses net of fee waivers, if any	1.00%I	.99%J	.88%	.25%	.25%	.25%
Expenses net of all reductions	1.00%I	.99%J	.88%	.25%	.25%	.25%
Net investment income (loss)	(.15)%I	1.41%	.81%	1.24%	1.31%	1.39%
Supplemental Data
Net assets, end of period (000 omitted)	$221,448	$212,428	$209,824	$170,352	$130,309	$115,666
Portfolio turnover rateH	26%I	27%	18%	24%	24%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $.44 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.317 per share.

 C Total distributions of $.46 per share is comprised of distributions from net investment income of $.141 and distributions from net realized gain of $.314 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.51	$13.31	$12.14	$10.98	$11.88	$11.68
Income from Investment Operations
Net investment income (loss)A	(.02)	.15	.07	.11	.12	.13
Net realized and unrealized gain (loss)	.40	.15	1.52	1.51	(.59)	.62
Total from investment operations	.38	.30	1.59	1.62	(.47)	.75
Distributions from net investment income	–	(.18)	(.11)	(.12)	(.12)	(.13)
Distributions from net realized gain	(.59)	(.93)	(.31)	(.34)	(.31)	(.42)
Total distributions	(.59)	(1.10)B	(.42)	(.46)	(.43)	(.55)
Net asset value, end of period	$12.30	$12.51	$13.31	$12.14	$10.98	$11.88
Total ReturnC,D,E	3.13%	2.86%	13.15%	15.27%	(4.11)%	6.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H	1.25%	1.14%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.25%H	1.25%	1.14%	.50%	.50%	.50%
Expenses net of all reductions	1.25%H	1.25%	1.14%	.50%	.50%	.50%
Net investment income (loss)	(.40)%H	1.16%	.56%	.99%	1.06%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$87,481	$83,858	$73,101	$58,052	$41,956	$33,436
Portfolio turnover rateG	26%H	27%	18%	24%	24%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.10 per share is comprised of distributions from net investment income of $.175 and distributions from net realized gain of $.927 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.44	$13.26	$12.11	$10.98	$11.88	$11.69
Income from Investment Operations
Net investment income (loss)A	(.06)	.08	.01	.06	.06	.08
Net realized and unrealized gain (loss)	.41	.16	1.51	1.49	(.58)	.61
Total from investment operations	.35	.24	1.52	1.55	(.52)	.69
Distributions from net investment income	–	(.13)	(.06)	(.08)	(.08)	(.09)
Distributions from net realized gain	(.59)	(.93)	(.31)	(.34)	(.30)	(.41)
Total distributions	(.59)	(1.06)	(.37)	(.42)	(.38)	(.50)
Net asset value, end of period	$12.20	$12.44	$13.26	$12.11	$10.98	$11.88
Total ReturnB,C,D	2.87%	2.32%	12.62%	14.62%	(4.53)%	6.01%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.75%G	1.74%H	1.64%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.75%G	1.74%H	1.64%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.75%G	1.74%H	1.64%	1.00%	1.00%	1.00%
Net investment income (loss)	(.90)%G	.66%	.05%	.49%	.56%	.65%
Supplemental Data
Net assets, end of period (000 omitted)	$11,094	$10,991	$10,685	$8,529	$5,671	$4,180
Portfolio turnover rateF	26%G	27%	18%	24%	24%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$13.43	$12.24	$11.06	$11.96	$11.74
Income from Investment Operations
Net investment income (loss)A	.01	.21	.14	.17	.18	.19
Net realized and unrealized gain (loss)	.40	.15	1.53	1.51	(.60)	.63
Total from investment operations	.41	.36	1.67	1.68	(.42)	.82
Distributions from net investment income	–	(.22)	(.16)	(.16)	(.17)	(.18)
Distributions from net realized gain	(.60)	(.93)	(.32)	(.34)	(.31)	(.42)
Total distributions	(.60)	(1.15)	(.48)	(.50)	(.48)	(.60)
Net asset value, end of period	$12.45	$12.64	$13.43	$12.24	$11.06	$11.96
Total ReturnB,C	3.38%	3.34%	13.74%	15.81%	(3.64)%	7.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F	.75%	.64%	- %G	- %G	- %G
Expenses net of fee waivers, if any	.75%F	.75%	.64%	-%	-%	-%
Expenses net of all reductions	.75%F	.75%	.64%	-%	-%	-%
Net investment income (loss)	.10%F	1.66%	1.05%	1.49%	1.56%	1.64%
Supplemental Data
Net assets, end of period (000 omitted)	$346,681	$308,366	$249,432	$165,720	$119,597	$87,769
Portfolio turnover rateE	26%F	27%	18%	24%	24%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z

	Six months ended (Unaudited) September 30,	Year endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$12.58	$13.57
Income from Investment Operations
Net investment income (loss)B	.01	.38
Net realized and unrealized gain (loss)	.41	(.65)C
Total from investment operations	.42	(.27)
Distributions from net investment income	–	(.28)
Distributions from net realized gain	(.62)	(.43)
Total distributions	(.62)	(.72)D
Net asset value, end of period	$12.38	$12.58
Total ReturnE,F	3.46%	(1.35)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.64%I	.65%I,J
Expenses net of fee waivers, if any	.64%I	.65%I,J
Expenses net of all reductions	.64%I	.65%I,J
Net investment income (loss)	.20%I	6.29%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,742	$428
Portfolio turnover rateH	26%I	27%

 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.72 per share is comprised of distributions from net investment income of $.281 and distributions from net realized gain of $.434 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2055 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$12.62	$13.42	$12.63
Income from Investment Operations
Net investment income (loss)B	.02	.24	.47
Net realized and unrealized gain (loss)	.39	.15	.69
Total from investment operations	.41	.39	1.16
Distributions from net investment income	–	(.26)	(.19)
Distributions from net realized gain	(.61)	(.93)	(.18)
Total distributions	(.61)	(1.19)	(.37)
Net asset value, end of period	$12.42	$12.62	$13.42
Total ReturnC,D	3.37%	3.59%	9.16%
Ratios to Average Net AssetsE,F
Expenses before reductions	.49%G	.50%H	.50%G,H
Expenses net of fee waivers, if any	.49%G	.50%H	.50%G,H
Expenses net of all reductions	.49%G	.50%H	.50%G,H
Net investment income (loss)	.35%G	1.91%	4.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$16,971	$12,968	$3,116
Portfolio turnover rateF	26%G	27%	18%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series International Growth Fund	9.6
Fidelity Series International Value Fund	9.6
Fidelity Series Stock Selector Large Cap Value Fund	7.2
Fidelity Series Value Discovery Fund	7.1
Fidelity Advisor Series Equity Growth Fund	6.3
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.1
Fidelity Series Small Cap Opportunities Fund	3.8
74.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	55.9%
International Equity Funds	36.5%
Bond Funds	6.3%
Short-Term Funds	1.3%
Short-Term Investments	0.1%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2060 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.82% to 2.08% 10/17/19 to 12/26/19(a)
(Cost $119,649)	120,000	119,672
	Shares	Value

Domestic Equity Funds - 55.9%
Fidelity Advisor Series Equity Growth Fund (b)	820,443	$11,855,407
Fidelity Advisor Series Growth Opportunities Fund (b)	528,002	7,677,147
Fidelity Advisor Series Small Cap Fund (b)	514,805	5,647,406
Fidelity Series All-Sector Equity Fund (b)	543,949	5,510,205
Fidelity Series Commodity Strategy Fund (b)	1,451,661	6,663,124
Fidelity Series Large Cap Stock Fund (b)	1,441,820	20,891,977
Fidelity Series Large Cap Value Index Fund (b)	175,220	2,288,370
Fidelity Series Opportunistic Insights Fund (b)	613,009	11,046,424
Fidelity Series Small Cap Opportunities Fund (b)	565,386	7,276,518
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,093,750	13,639,062
Fidelity Series Value Discovery Fund (b)	1,036,742	13,488,020
TOTAL DOMESTIC EQUITY FUNDS
(Cost $105,257,084)		105,983,660

International Equity Funds - 36.5%
Fidelity Series Canada Fund (b)	191,101	2,115,489
Fidelity Series Emerging Markets Fund (b)	231,641	2,133,410
Fidelity Series Emerging Markets Opportunities Fund (b)	1,027,488	19,090,724
Fidelity Series International Growth Fund (b)	1,109,816	18,167,694
Fidelity Series International Small Cap Fund (b)	249,941	4,034,042
Fidelity Series International Value Fund (b)	1,901,018	18,059,673
Fidelity Series Overseas Fund (b)	552,245	5,478,269
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $67,156,085)		69,079,301

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	120,565	1,133,310
Fidelity Series Floating Rate High Income Fund (b)	26,434	245,569
Fidelity Series High Income Fund (b)	149,934	1,424,372
Fidelity Series Inflation-Protected Bond Index Fund (b)	307,159	3,096,160
Fidelity Series International Credit Fund (b)	3,284	34,384
Fidelity Series Investment Grade Bond Fund (b)	21,314	247,246
Fidelity Series Long-Term Treasury Bond Index Fund (b)	487,558	4,880,459
Fidelity Series Real Estate Income Fund (b)	81,354	911,975
TOTAL BOND FUNDS
(Cost $11,221,105)		11,973,475

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 1.96% (c)	66,848	66,861
Fidelity Series Government Money Market Fund 2.07% (b)(d)	1,873,121	1,873,121
Fidelity Series Short-Term Credit Fund (b)	46,551	469,231
TOTAL SHORT-TERM FUNDS
(Cost $2,403,147)		2,409,213
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $186,157,070)		189,565,321
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(136,319)
NET ASSETS - 100%		$189,429,002

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Dec. 2019	$595,700	$2,157	$2,157
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3	Dec. 2019	150,285	(5,052)	(5,052)
TOTAL PURCHASED					(2,895)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	8	Dec. 2019	759,360	5,928	5,928
TOTAL FUTURES CONTRACTS					$3,033

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,672.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,826
Total	$2,826

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$10,807,476	$2,533,762	$1,883,349	$--	$(69)	$397,587	$11,855,407
Fidelity Advisor Series Growth Opportunities Fund	7,827,409	1,647,372	1,849,685	--	16,757	35,294	7,677,147
Fidelity Advisor Series Small Cap Fund	4,893,239	1,256,437	745,189	--	(31,736)	274,655	5,647,406
Fidelity Series All-Sector Equity Fund	4,970,143	1,154,718	874,676	--	(47,649)	307,669	5,510,205
Fidelity Series Canada Fund	1,414,595	625,742	46,813	--	(263)	122,228	2,115,489
Fidelity Series Commodity Strategy Fund	3,728,027	3,352,369	183,575	57,851	(4,914)	(228,783)	6,663,124
Fidelity Series Emerging Markets Debt Fund	890,104	302,580	36,758	30,378	(496)	(22,120)	1,133,310
Fidelity Series Emerging Markets Fund	1,454,460	819,098	41,225	--	(3,026)	(95,897)	2,133,410
Fidelity Series Emerging Markets Opportunities Fund	13,552,589	5,878,605	371,848	--	(3,255)	34,633	19,090,724
Fidelity Series Floating Rate High Income Fund	188,363	64,720	7,781	6,392	6	261	245,569
Fidelity Series Government Money Market Fund 2.07%	1,076,148	1,899,741	1,102,768	18,269	--	--	1,873,121
Fidelity Series High Income Fund	1,586,541	326,011	502,785	42,548	(11,348)	25,953	1,424,372
Fidelity Series Inflation-Protected Bond Index Fund	434,037	2,689,944	36,821	1,465	115	8,885	3,096,160
Fidelity Series International Credit Fund	32,058	426	--	426	--	1,900	34,384
Fidelity Series International Growth Fund	13,921,466	3,577,477	491,084	--	16,124	1,143,711	18,167,694
Fidelity Series International Small Cap Fund	3,214,565	849,799	165,186	--	1,652	133,212	4,034,042
Fidelity Series International Value Fund	13,068,231	5,083,518	438,335	--	(9,251)	355,510	18,059,673
Fidelity Series Investment Grade Bond Fund	856,998	732,848	1,401,243	19,101	55,151	3,492	247,246
Fidelity Series Large Cap Stock Fund	17,896,860	5,320,480	2,111,204	944,242	(74,708)	(139,451)	20,891,977
Fidelity Series Large Cap Value Index Fund	1,956,244	483,097	262,562	--	2,319	109,272	2,288,370
Fidelity Series Long-Term Treasury Bond Index Fund	5,345,055	1,603,102	2,712,119	71,448	167,791	476,630	4,880,459
Fidelity Series Opportunistic Insights Fund	10,027,695	2,332,381	1,606,882	--	(52,310)	345,540	11,046,424
Fidelity Series Overseas Fund	--	5,456,857	--	--	--	21,412	5,478,269
Fidelity Series Real Estate Income Fund	701,595	213,945	24,687	31,181	463	20,659	911,975
Fidelity Series Short-Term Credit Fund	296,330	262,165	93,321	5,036	191	3,866	469,231
Fidelity Series Small Cap Opportunities Fund	6,242,123	1,987,741	611,259	456,075	(10,432)	(331,655)	7,276,518
Fidelity Series Stock Selector Large Cap Value Fund	11,694,360	2,856,560	1,635,680	--	(37,985)	761,807	13,639,062
Fidelity Series Value Discovery Fund	11,424,896	2,810,912	1,271,049	--	(3,455)	526,716	13,488,020
	$149,501,607	$56,122,407	$20,507,884	$1,684,412	$(30,328)	$4,292,986	$189,378,788

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$119,672	$--	$119,672	$--
Domestic Equity Funds	105,983,660	105,983,660	--	--
International Equity Funds	69,079,301	69,079,301	--	--
Bond Funds	11,973,475	11,973,475	--	--
Short-Term Funds	2,409,213	2,409,213	--	--
Total Investments in Securities:	$189,565,321	$189,445,649	$119,672	$--
Derivative Instruments:
Assets
Futures Contracts	$8,085	$8,085	$--	$--
Total Assets	$8,085	$8,085	$--	$--
Liabilities
Futures Contracts	$(5,052)	$(5,052)	$--	$--
Total Liabilities	$(5,052)	$(5,052)	$--	$--
Total Derivative Instruments:	$3,033	$3,033	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$8,085	$(5,052)
Total Equity Risk	8,085	(5,052)
Total Value of Derivatives	$8,085	$(5,052)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $119,649)	$119,672
Fidelity Central Funds (cost $66,861)	66,861
Other affiliated issuers (cost $185,970,560)	189,378,788
Total Investment in Securities (cost $186,157,070)		$189,565,321
Cash		102
Receivable for investments sold		1,595,116
Receivable for fund shares sold		609,791
Distributions receivable from Fidelity Central Funds		155
Receivable for daily variation margin on futures contracts		2,383
Total assets		191,772,868
Liabilities
Payable for investments purchased	$1,199,045
Payable for fund shares redeemed	1,002,335
Accrued management fee	115,729
Distribution and service plan fees payable	26,757
Total liabilities		2,343,866
Net Assets		$189,429,002
Net Assets consist of:
Paid in capital		$186,936,402
Total accumulated earnings (loss)		2,492,600
Net Assets		$189,429,002
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($67,254,497 ÷ 6,015,402 shares)(a)		$11.18
Maximum offering price per share (100/94.25 of $11.18)		$11.86
Class M:
Net Asset Value and redemption price per share ($22,855,051 ÷ 2,048,526 shares)(a)		$11.16
Maximum offering price per share (100/96.50 of $11.16)		$11.56
Class C:
Net Asset Value and offering price per share ($4,109,618 ÷ 369,264 shares)(a)		$11.13
Class I:
Net Asset Value, offering price and redemption price per share ($90,099,081 ÷ 8,017,582 shares)		$11.24
Class Z:
Net Asset Value, offering price and redemption price per share ($959,490 ÷ 85,675 shares)		$11.20
Class Z6:
Net Asset Value, offering price and redemption price per share ($4,151,265 ÷ 369,340 shares)		$11.24

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$718,067
Interest		699
Income from Fidelity Central Funds		2,826
Total income		721,592
Expenses
Management fee	$631,385
Distribution and service plan fees	150,257
Independent trustees' fees and expenses	325
Total expenses before reductions	781,967
Expense reductions	(40)
Total expenses after reductions		781,927
Net investment income (loss)		(60,335)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	479
Affiliated issuers	(30,328)
Futures contracts	41,796
Capital gain distributions from underlying funds:
Affiliated issuers	966,345
Total net realized gain (loss)		978,292
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	21
Affiliated issuers	4,292,986
Futures contracts	17,536
Total change in net unrealized appreciation (depreciation)		4,310,543
Net gain (loss)		5,288,835
Net increase (decrease) in net assets resulting from operations		$5,228,500

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(60,335)	$1,896,856
Net realized gain (loss)	978,292	9,063,496
Change in net unrealized appreciation (depreciation)	4,310,543	(6,613,719)
Net increase (decrease) in net assets resulting from operations	5,228,500	4,346,633
Distributions to shareholders	(6,802,521)	(8,781,108)
Share transactions - net increase (decrease)	41,255,303	56,756,059
Total increase (decrease) in net assets	39,681,282	52,321,584
Net Assets
Beginning of period	149,747,720	97,426,136
End of period	$189,429,002	$149,747,720

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2060 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.31	$11.86	$10.76	$9.62	$10.34	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.17	.10	.13	.12	.15
Net realized and unrealized gain (loss)	.37	.13	1.34	1.33	(.51)	.37
Total from investment operations	.36	.30	1.44	1.46	(.39)	.52
Distributions from net investment income	–	(.17)	(.11)	(.12)	(.11)	(.10)
Distributions from net realized gain	(.49)	(.68)	(.23)	(.20)	(.22)	(.08)
Total distributions	(.49)	(.85)	(.34)	(.32)	(.33)	(.18)
Net asset value, end of period	$11.18	$11.31	$11.86	$10.76	$9.62	$10.34
Total ReturnC,D,E	3.25%	3.09%	13.44%	15.55%	(3.89)%	5.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%	.91%	.25%	.25%	.25%H
Expenses net of fee waivers, if any	1.00%H	1.00%	.91%	.25%	.25%	.25%H
Expenses net of all reductions	1.00%H	1.00%	.91%	.25%	.25%	.25%H
Net investment income (loss)	(.15)%H	1.48%	.84%	1.30%	1.29%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$67,254	$55,732	$37,880	$18,482	$9,058	$2,267
Portfolio turnover rateG	24%H	27%	16%	32%	64%	47%H

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$11.85	$10.77	$9.63	$10.33	$10.00
Income from Investment Operations
Net investment income (loss)B	(.02)	.14	.07	.11	.10	.13
Net realized and unrealized gain (loss)	.37	.14	1.33	1.33	(.51)	.38
Total from investment operations	.35	.28	1.40	1.44	(.41)	.51
Distributions from net investment income	–	(.16)	(.10)	(.10)	(.08)	(.09)
Distributions from net realized gain	(.48)	(.68)	(.22)	(.20)	(.21)	(.08)
Total distributions	(.48)	(.84)	(.32)	(.30)	(.29)	(.18)C
Net asset value, end of period	$11.16	$11.29	$11.85	$10.77	$9.63	$10.33
Total ReturnD,E,F	3.19%	2.82%	13.04%	15.29%	(4.09)%	5.07%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.25%I	1.25%	1.16%	.50%	.50%	.51%I,J
Expenses net of fee waivers, if any	1.25%I	1.25%	1.16%	.50%	.50%	.51%I,J
Expenses net of all reductions	1.25%I	1.25%	1.16%	.50%	.50%	.51%I,J
Net investment income (loss)	(.40)%I	1.23%	.59%	1.05%	1.04%	1.98%I
Supplemental Data
Net assets, end of period (000 omitted)	$22,855	$19,070	$12,628	$5,719	$3,189	$2,062
Portfolio turnover rateH	24%I	27%	16%	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.094 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.29	$11.87	$10.81	$9.68	$10.31	$10.00
Income from Investment Operations
Net investment income (loss)B	(.05)	.08	.01	.06	.05	.10
Net realized and unrealized gain (loss)	.37	.14	1.34	1.33	(.51)	.38
Total from investment operations	.32	.22	1.35	1.39	(.46)	.48
Distributions from net investment income	–	(.12)	(.07)	(.06)	–	(.08)
Distributions from net realized gain	(.48)	(.68)	(.22)	(.20)	(.17)	(.08)
Total distributions	(.48)	(.80)	(.29)	(.26)	(.17)	(.17)C
Net asset value, end of period	$11.13	$11.29	$11.87	$10.81	$9.68	$10.31
Total ReturnD,E,F	2.88%	2.33%	12.53%	14.65%	(4.60)%	4.77%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.75%I	1.75%	1.66%	1.00%	.99%	1.02%I,J
Expenses net of fee waivers, if any	1.75%I	1.75%	1.66%	1.00%	.99%	1.02%I,J
Expenses net of all reductions	1.75%I	1.75%	1.66%	1.00%	.99%	1.02%I,J
Net investment income (loss)	(.90)%I	.72%	.09%	.55%	.55%	1.47%I
Supplemental Data
Net assets, end of period (000 omitted)	$4,110	$3,723	$2,604	$1,209	$1,292	$1,322
Portfolio turnover rateH	24%I	27%	16%	32%	64%	47%I

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.17 per share is comprised of distributions from net investment income of $.084 and distributions from net realized gain of $.081 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018	2017	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.90	$10.80	$9.65	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.20	.13	.16	.15	.17
Net realized and unrealized gain (loss)	.36	.13	1.33	1.33	(.50)	.37
Total from investment operations	.37	.33	1.46	1.49	(.35)	.54
Distributions from net investment income	–	(.20)	(.13)	(.13)	(.12)	(.10)
Distributions from net realized gain	(.49)	(.68)	(.23)	(.20)	(.23)	(.08)
Total distributions	(.49)	(.87)C	(.36)	(.34)D	(.35)	(.19)E
Net asset value, end of period	$11.24	$11.36	$11.90	$10.80	$9.65	$10.35
Total ReturnF,G	3.38%	3.38%	13.63%	15.82%	(3.54)%	5.38%
Ratios to Average Net AssetsH,I
Expenses before reductions	.75%J	.75%	.66%	- %K	- %K	- %J,K
Expenses net of fee waivers, if any	.75%J	.75%	.66%	-%	-%	- %J
Expenses net of all reductions	.75%J	.75%	.66%	-%	-%	- %J
Net investment income (loss)	.10%J	1.73%	1.09%	1.55%	1.54%	2.49%J
Supplemental Data
Net assets, end of period (000 omitted)	$90,099	$68,445	$43,513	$18,162	$5,845	$399
Portfolio turnover rateI	24%J	27%	16%	32%	64%	47%J

 A For the period August 5, 2014 (commencement of operations) to March 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.87 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.679 per share.

 D Total distributions of $.34 per share is comprised of distributions from net investment income of $.132 and distributions from net realized gain of $.204 per share.

 E Total distributions of $.19 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.081 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z

	Six months ended (Unaudited) September 30,	Year endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.32	$12.10
Income from Investment Operations
Net investment income (loss)B	.01	.23
Net realized and unrealized gain (loss)	.37	(.46)C
Total from investment operations	.38	(.23)
Distributions from net investment income	–	(.24)
Distributions from net realized gain	(.50)	(.31)
Total distributions	(.50)	(.55)
Net asset value, end of period	$11.20	$11.32
Total ReturnD,E	3.45%	(1.34)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.64%H,I
Expenses net of fee waivers, if any	.64%H	.64%H,I
Expenses net of all reductions	.64%H	.64%H,I
Net investment income (loss)	.20%H	4.28%H
Supplemental Data
Net assets, end of period (000 omitted)	$959	$284
Portfolio turnover rateG	24%H	27%
 A For the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2060 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$11.36	$11.90	$11.16
Income from Investment Operations
Net investment income (loss)B	.02	.23	.33
Net realized and unrealized gain (loss)	.36	.13	.69
Total from investment operations	.38	.36	1.02
Distributions from net investment income	–	(.22)	(.16)
Distributions from net realized gain	(.50)	(.68)	(.13)
Total distributions	(.50)	(.90)	(.28)C
Net asset value, end of period	$11.24	$11.36	$11.90
Total ReturnD,E	3.44%	3.63%	9.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.49%H	.50%I	.50%H,I
Expenses net of fee waivers, if any	.49%H	.50%I	.50%H,I
Expenses net of all reductions	.49%H	.50%I	.50%H,I
Net investment income (loss)	.35%H	1.98%	3.41%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,151	$2,493	$802
Portfolio turnover rateG	24%H	27%	16%

 A For the period June 6, 2017 (commencement of sale of shares) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.28 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.127 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Stock Fund	11.0
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series International Value Fund	9.5
Fidelity Series International Growth Fund	9.4
Fidelity Series Stock Selector Large Cap Value Fund	7.2
Fidelity Series Value Discovery Fund	7.2
Fidelity Advisor Series Equity Growth Fund	6.2
Fidelity Series Opportunistic Insights Fund	5.8
Fidelity Advisor Series Growth Opportunities Fund	4.1
Fidelity Series Small Cap Opportunities Fund	3.8
74.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.4%
Bond Funds	6.3%
Short-Term Funds	1.3%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Advisor Freedom® 2065 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Advisor Series Equity Growth Fund (a)	4,487	$64,838
Fidelity Advisor Series Growth Opportunities Fund (a)	2,923	42,502
Fidelity Advisor Series Small Cap Fund (a)	2,968	32,562
Fidelity Series All-Sector Equity Fund (a)	3,059	30,990
Fidelity Series Commodity Strategy Fund (a)	7,987	36,662
Fidelity Series Large Cap Stock Fund (a)	7,903	114,516
Fidelity Series Large Cap Value Index Fund (a)	946	12,350
Fidelity Series Opportunistic Insights Fund (a)	3,371	60,741
Fidelity Series Small Cap Opportunities Fund (a)	3,083	39,684
Fidelity Series Stock Selector Large Cap Value Fund (a)	5,987	74,656
Fidelity Series Value Discovery Fund (a)	5,724	74,465
TOTAL DOMESTIC EQUITY FUNDS
(Cost $592,385)		583,966

International Equity Funds - 36.4%
Fidelity Series Canada Fund (a)	1,067	11,815
Fidelity Series Emerging Markets Fund (a)	1,273	11,725
Fidelity Series Emerging Markets Opportunities Fund (a)	5,647	104,925
Fidelity Series International Growth Fund (a)	5,986	97,988
Fidelity Series International Small Cap Fund (a)	1,439	23,229
Fidelity Series International Value Fund (a)	10,383	98,639
Fidelity Series Overseas Fund (a)	3,095	30,701
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $381,937)		379,022

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	665	6,248
Fidelity Series Floating Rate High Income Fund (a)	149	1,383
Fidelity Series High Income Fund (a)	825	7,841
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,651	16,643
Fidelity Series International Credit Fund (a)	22	228
Fidelity Series Investment Grade Bond Fund (a)	133	1,541
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,680	26,824
Fidelity Series Real Estate Income Fund (a)	452	5,068
TOTAL BOND FUNDS
(Cost $64,164)		65,776

Short-Term Funds - 1.3%
Fidelity Cash Central Fund 1.96% (b)	197	197
Fidelity Series Government Money Market Fund 2.07% (a)(c)	10,295	10,295
Fidelity Series Short-Term Credit Fund (a)	256	2,577
TOTAL SHORT-TERM FUNDS
(Cost $13,063)		13,069
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,051,549)		1,041,833
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(840)
NET ASSETS - 100%		$1,040,993

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$198
Total	$198

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations,

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$--	$72,471	$7,076	$--	$(7)	$(550)	$64,838
Fidelity Advisor Series Growth Opportunities Fund	--	46,624	2,779	--	39	(1,382)	42,502
Fidelity Advisor Series Small Cap Fund	--	34,115	1,535	--	7	(25)	32,562
Fidelity Series All-Sector Equity Fund	--	32,434	1,788	--	17	327	30,990
Fidelity Series Canada Fund	--	11,752	114	--	(1)	178	11,815
Fidelity Series Commodity Strategy Fund	--	37,661	63	321	(2)	(934)	36,662
Fidelity Series Emerging Markets Debt Fund	--	6,464	13	89	--	(203)	6,248
Fidelity Series Emerging Markets Fund	--	12,194	58	--	(2)	(409)	11,725
Fidelity Series Emerging Markets Opportunities Fund	--	107,638	361	--	(7)	(2,345)	104,925
Fidelity Series Floating Rate High Income Fund	--	1,387	3	19	--	(1)	1,383
Fidelity Series Government Money Market Fund 2.07%	--	14,209	3,914	59	--	--	10,295
Fidelity Series High Income Fund	--	7,869	14	130	--	(14)	7,841
Fidelity Series Inflation-Protected Bond Index Fund	--	16,675	22	5	--	(10)	16,643
Fidelity Series International Credit Fund	--	223	1	1	--	6	228
Fidelity Series International Growth Fund	--	101,176	3,788	--	1	599	97,988
Fidelity Series International Small Cap Fund	--	24,410	1,129	--	(6)	(46)	23,229
Fidelity Series International Value Fund	--	100,348	656	--	(11)	(1,042)	98,639
Fidelity Series Investment Grade Bond Fund	--	9,076	7,688	52	131	22	1,541
Fidelity Series Large Cap Stock Fund	--	127,433	9,277	4,645	(169)	(3,471)	114,516
Fidelity Series Large Cap Value Index Fund	--	13,451	1,289	--	11	177	12,350
Fidelity Series Long-Term Treasury Bond Index Fund	--	34,833	9,874	181	103	1,762	26,824
Fidelity Series Opportunistic Insights Fund	--	67,447	5,079	--	(39)	(1,588)	60,741
Fidelity Series Overseas Fund	--	30,587	35	--	(1)	150	30,701
Fidelity Series Real Estate Income Fund	--	5,027	9	114	--	50	5,068
Fidelity Series Short-Term Credit Fund	--	3,717	1,147	16	1	6	2,577
Fidelity Series Small Cap Opportunities Fund	--	45,099	2,260	2,510	(72)	(3,083)	39,684
Fidelity Series Stock Selector Large Cap Value Fund	--	79,797	6,241	--	35	1,065	74,656
Fidelity Series Value Discovery Fund	--	78,969	5,598	--	49	1,045	74,465
	$--	$1,123,086	$71,811	$8,142	$77	$(9,716)	$1,041,636

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom® 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $197)	$197
Other affiliated issuers (cost $1,051,352)	1,041,636
Total Investment in Securities (cost $1,051,549)		$1,041,833
Cash		1
Receivable for investments sold		12,336
Total assets		1,054,170
Liabilities
Payable for investments purchased	$12,336
Accrued management fee	594
Distribution and service plan fees payable	247
Total liabilities		13,177
Net Assets		$1,040,993
Net Assets consist of:
Paid in capital		$1,044,800
Total accumulated earnings (loss)		(3,807)
Net Assets		$1,040,993
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($191,520 ÷ 19,244 shares)(a)		$9.95
Maximum offering price per share (100/94.25 of $9.95)		$10.56
Class M:
Net Asset Value and redemption price per share ($166,536 ÷ 16,744 shares)(a)		$9.95
Maximum offering price per share (100/96.50 of $9.95)		$10.31
Class C:
Net Asset Value and offering price per share ($166,173 ÷ 16,729 shares)(a)		$9.93
Class I:
Net Asset Value, offering price and redemption price per share ($184,675 ÷ 18,544 shares)		$9.96
Class Z:
Net Asset Value, offering price and redemption price per share ($166,013 ÷ 16,666 shares)		$9.96
Class Z6:
Net Asset Value, offering price and redemption price per share ($166,076 ÷ 16,666 shares)		$9.96

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 28, 2019 (commencement of operations) to September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,756
Income from Fidelity Central Funds		198
Total income		2,954
Expenses
Management fee	$1,765
Distribution and service plan fees	742
Independent trustees' fees and expenses	1
Total expenses		2,508
Net investment income (loss)		446
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	77
Capital gain distributions from underlying funds:
Affiliated issuers	5,386
Total net realized gain (loss)		5,463
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(9,716)
Total change in net unrealized appreciation (depreciation)		(9,716)
Net gain (loss)		(4,253)
Net increase (decrease) in net assets resulting from operations		$(3,807)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 28, 2019 (commencement of operations) to September 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$446
Net realized gain (loss)	5,463
Change in net unrealized appreciation (depreciation)	(9,716)
Net increase (decrease) in net assets resulting from operations	(3,807)
Share transactions - net increase (decrease)	1,044,800
Total increase (decrease) in net assets	1,040,993
Net Assets
Beginning of period	–
End of period	$1,040,993

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Freedom 2065 Fund Class A

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.05)
Net asset value, end of period	$9.95
Total ReturnD,E	(.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H
Expenses net of fee waivers, if any	1.00%H
Expenses net of all reductions	1.00%H
Net investment income (loss)	.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$192
Portfolio turnover rateG	7%I

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class M

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.05)
Net asset value, end of period	$9.95
Total ReturnD,E	(.50)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.25%H
Expenses net of fee waivers, if any	1.25%H
Expenses net of all reductions	1.25%H
Net investment income (loss)	(.09)%H
Supplemental Data
Net assets, end of period (000 omitted)	$167
Portfolio turnover rateG	7%I

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class C

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.07)
Net asset value, end of period	$9.93
Total ReturnC,D	(.70)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.74%G,H
Expenses net of fee waivers, if any	1.74%G,H
Expenses net of all reductions	1.74%G,H
Net investment income (loss)	(.59)%G
Supplemental Data
Net assets, end of period (000 omitted)	$166
Portfolio turnover rateF	7%I

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class I

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.04)
Net asset value, end of period	$9.96
Total ReturnC	(.40)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%F
Expenses net of fee waivers, if any	.75%F
Expenses net of all reductions	.75%F
Net investment income (loss)	.40%F
Supplemental Data
Net assets, end of period (000 omitted)	$185
Portfolio turnover rateE	7%G

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class Z

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.05)
Total from investment operations	(.04)
Net asset value, end of period	$9.96
Total ReturnC	(.40)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.64%F
Expenses net of fee waivers, if any	.64%F
Expenses net of all reductions	.64%F
Net investment income (loss)	.51%F
Supplemental Data
Net assets, end of period (000 omitted)	$166
Portfolio turnover rateE	7%G

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Freedom 2065 Fund Class Z6

Six months ended (Unaudited) September 30,
2019A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.04)
Net asset value, end of period	$9.96
Total ReturnC	(.40)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F
Expenses net of fee waivers, if any	.49%F
Expenses net of all reductions	.49%F
Net investment income (loss)	.66%F
Supplemental Data
Net assets, end of period (000 omitted)	$166
Portfolio turnover rateE	7%G

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2019

1. Organization.

Fidelity Advisor Freedom Income Fund, Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, Fidelity Advisor Freedom 2060 Fund and Fidelity Advisor Freedom 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund commenced sale of Class Z shares on October 2, 2018, except for Fidelity Advisor Freedom 2065 Fund. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by the each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, market discount and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Advisor Freedom Income	$212,078,623	$15,687,253	$(1,605,885)	$14,081,368
Advisor Freedom 2005	153,332,846	14,459,170	(664,081)	13,795,089
Advisor Freedom 2010	368,722,762	41,986,819	(1,913,292)	40,073,527
Advisor Freedom 2015	823,932,990	117,822,443	(4,280,408)	113,542,035
Advisor Freedom 2020	1,957,279,101	283,088,566	(10,353,552)	272,735,014
Advisor Freedom 2025	2,563,542,123	376,356,712	(20,454,844)	355,901,868
Advisor Freedom 2030	2,626,132,082	424,745,503	(24,771,048)	399,974,455
Advisor Freedom 2035	2,114,418,919	369,880,647	(27,284,047)	342,596,600
Advisor Freedom 2040	1,874,317,019	343,832,552	(25,389,149)	318,443,403
Advisor Freedom 2045	1,282,880,014	198,047,113	(23,136,074)	174,911,039
Advisor Freedom 2050	1,043,975,304	155,693,061	(19,509,872)	136,183,189
Advisor Freedom 2055	653,137,567	54,518,328	(19,744,542)	34,773,786
Advisor Freedom 2060	187,639,173	8,714,056	(6,784,875)	1,929,181
Advisor Freedom 2065	1,051,729	6,140	(16,036)	(9,896)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to December 31, 2018. Loss deferrals were as follows:

Capital losses
Advisor Freedom 2020	$ 621,115

Certain of the Funds elected to defer to the next fiscal year ordinary losses recognized during the period January 1, 2019 to March 31, 2019. Loss deferrals were as follows:

Ordinary Losses
Advisor Freedom 2030	$698,073
Advisor Freedom 2035	3,293,429
Advisor Freedom 2040	3,803,893
Advisor Freedom 2045	2,333,328
Advisor Freedom 2050	1,896,738
Advisor Freedom 2055	1,000,074
Advisor Freedom 2060	232,619

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Advisor Freedom Income
Equity Risk
Futures Contracts	$141,135	$16,407
Total Equity Risk	141,135	16,407
Interest Rate Risk
Futures Contracts	3,412	(4,557)
Total Interest Rate Risk	3,412	(4,557)
Totals	$144,547	$11,850
Advisor Freedom 2005
Equity Risk
Futures Contracts	$122,704	$14,257
Total Equity Risk	122,704	14,257
Interest Rate Risk
Futures Contracts	6,420	(5,875)
Total Interest Rate Risk	6,420	(5,875)
Totals	$129,124	$8,382
Advisor Freedom 2010
Equity Risk
Futures Contracts	$353,368	$49,881
Total Equity Risk	353,368	49,881
Interest Rate Risk
Futures Contracts	32,096	(31,299)
Total Interest Rate Risk	32,096	(31,299)
Totals	$385,464	$18,582
Advisor Freedom 2015
Equity Risk
Futures Contracts	$821,662	$131,757
Total Equity Risk	821,662	131,757
Interest Rate Risk
Futures Contracts	98,018	(86,639)
Total Interest Rate Risk	98,018	(86,639)
Totals	$919,680	$45,118
Advisor Freedom 2020
Equity Risk
Futures Contracts	$1,650,544	$382,673
Total Equity Risk	1,650,544	382,673
Interest Rate Risk
Futures Contracts	253,223	(216,050)
Total Interest Rate Risk	253,223	(216,050)
Totals	$1,903,767	$166,623
Advisor Freedom 2025
Equity Risk
Futures Contracts	$1,974,237	$456,163
Total Equity Risk	1,974,237	456,163
Interest Rate Risk
Futures Contracts	346,994	(294,441)
Total Interest Rate Risk	346,994	(294,441)
Totals	$2,321,231	$161,722
Advisor Freedom 2030
Equity Risk
Futures Contracts	$1,698,938	$579,721
Total Equity Risk	1,698,938	579,721
Interest Rate Risk
Futures Contracts	310,498	(258,543)
Total Interest Rate Risk	310,498	(258,543)
Totals	$2,009,436	$321,178
Advisor Freedom 2035
Equity Risk
Futures Contracts	$758,755	$519,829
Total Equity Risk	758,755	519,829
Interest Rate Risk
Futures Contracts	303,372	(257,203)
Total Interest Rate Risk	303,372	(257,203)
Totals	$1,062,127	$262,626
Advisor Freedom 2040
Equity Risk
Futures Contracts	$885,867	$137,909
Total Equity Risk	885,867	137,909
Interest Rate Risk
Futures Contracts	105,915	(90,166)
Total Interest Rate Risk	105,915	(90,166)
Totals	$991,782	$47,743
Advisor Freedom 2045
Equity Risk
Futures Contracts	$535,751	$117,814
Total Equity Risk	535,751	117,814
Interest Rate Risk
Futures Contracts	64,613	(54,762)
Total Interest Rate Risk	64,613	(54,762)
Totals	$600,364	$63,052
Advisor Freedom 2050
Equity Risk
Futures Contracts	$430,088	$99,209
Total Equity Risk	430,088	99,209
Interest Rate Risk
Futures Contracts	50,500	(45,083)
Total Interest Rate Risk	50,500	(45,083)
Totals	$480,588	$54,126
Advisor Freedom 2055
Equity Risk
Futures Contracts	$219,122	$61,696
Total Equity Risk	219,122	61,696
Interest Rate Risk
Futures Contracts	29,472	(27,845)
Total Interest Rate Risk	29,472	(27,845)
Totals	$248,594	$33,851
Advisor Freedom 2060
Equity Risk
Futures Contracts	$41,796	$17,536
Total Equity Risk	41,796	17,536
Totals	$41,796	$17,536

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Advisor Freedom Income	27,778,370	33,371,830
Advisor Freedom 2005	21,854,795	23,547,121
Advisor Freedom 2010	44,478,017	66,713,603
Advisor Freedom 2015	94,718,507	166,047,142
Advisor Freedom 2020	252,584,906	375,485,995
Advisor Freedom 2025	403,242,231	467,799,695
Advisor Freedom 2030	469,864,006	498,798,648
Advisor Freedom 2035	397,318,155	398,387,059
Advisor Freedom 2040	275,338,778	314,105,209
Advisor Freedom 2045	216,390,641	189,586,855
Advisor Freedom 2050	178,911,716	156,222,837
Advisor Freedom 2055	126,436,994	84,362,820
Advisor Freedom 2060	56,122,407	20,507,884
Advisor Freedom 2065	1,123,086	71,811

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For each Fund, with the exception of Fidelity Advisor Freedom 2065 Fund, the management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I)	Annual % of Class-Level Average Net Assets (Classes Z, Z6)
Fidelity Advisor Freedom Income Fund	.465%	.415%
Fidelity Advisor Freedom 2005 Fund	.474%	.422%
Fidelity Advisor Freedom 2010 Fund	.516%	.454%
Fidelity Advisor Freedom 2015 Fund	.559%	.489%
Fidelity Advisor Freedom 2020 Fund	.601%	.524%
Fidelity Advisor Freedom 2025 Fund	.644%	.559%
Fidelity Advisor Freedom 2030 Fund	.686%	.594%
Fidelity Advisor Freedom 2035 Fund	.729%	.629%
Fidelity Advisor Freedom 2040 Fund	.746%	.643%
Fidelity Advisor Freedom 2045 Fund	.746%	.643%
Fidelity Advisor Freedom 2050 Fund	.746%	.643%
Fidelity Advisor Freedom 2055 Fund	.746%	.643%
Fidelity Advisor Freedom 2060 Fund	.746%	.643%
Fidelity Advisor Freedom 2065 Fund	.746%	.643%

Under the expense contract, the investment adviser pays class-level expenses for Class Z6 of each Fund as necessary so that Class Z6 total expenses do not exceed certain amounts of Class Z6 average net assets on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Class Z6)
Fidelity Advisor Freedom Income Fund	.365%
Fidelity Advisor Freedom 2005 Fund	.369%
Fidelity Advisor Freedom 2010 Fund	.388%
Fidelity Advisor Freedom 2015 Fund	.408%
Fidelity Advisor Freedom 2020 Fund	.427%
Fidelity Advisor Freedom 2025 Fund	.446%
Fidelity Advisor Freedom 2030 Fund	.466%
Fidelity Advisor Freedom 2035 Fund	.485%
Fidelity Advisor Freedom 2040 Fund	.493%
Fidelity Advisor Freedom 2045 Fund	.493%
Fidelity Advisor Freedom 2050 Fund	.493%
Fidelity Advisor Freedom 2055 Fund	.493%
Fidelity Advisor Freedom 2060 Fund	.493%
Fidelity Advisor Freedom 2065 Fund	.493%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Advisor Freedom Income
Class A	-%	.25%	$86,691	$1,933
Class M	.25%	.25%	99,888	–
Class C	.75%	.25%	40,695	3,975
			$227,274	$5,908
Advisor Freedom 2005
Class A	-%	.25%	$110,028	$3,675
Class M	.25%	.25%	61,664	403
Class C	.75%	.25%	9,743	1,011
			$181,435	$5,089
Advisor Freedom 2010
Class A	-%	.25%	$243,270	$12,185
Class M	.25%	.25%	181,926	1,716
Class C	.75%	.25%	52,556	3,796
			$477,752	$17,697
Advisor Freedom 2015
Class A	-%	.25%	$581,950	$20,550
Class M	.25%	.25%	375,952	1,775
Class C	.75%	.25%	144,328	10,477
			$1,102,230	$32,802
Advisor Freedom 2020
Class A	-%	.25%	$1,280,426	$46,763
Class M	.25%	.25%	857,218	5,019
Class C	.75%	.25%	294,427	35,094
			$2,432,071	$86,876
Advisor Freedom 2025
Class A	-%	.25%	$1,631,888	$58,388
Class M	.25%	.25%	1,064,992	1,873
Class C	.75%	.25%	308,557	39,543
			$3,005,437	$99,804
Advisor Freedom 2030
Class A	-%	.25%	$1,612,850	$51,171
Class M	.25%	.25%	1,146,028	1,578
Class C	.75%	.25%	324,043	43,553
			$3,082,921	$96,302
Advisor Freedom 2035
Class A	-%	.25%	$1,293,709	$41,511
Class M	.25%	.25%	934,191	–
Class C	.75%	.25%	219,232	32,428
			$2,447,132	$73,939
Advisor Freedom 2040
Class A	-%	.25%	$1,147,663	$36,681
Class M	.25%	.25%	887,504	321
Class C	.75%	.25%	256,844	31,094
			$2,292,011	$68,096
Advisor Freedom 2045
Class A	-%	.25%	$691,033	$20,758
Class M	.25%	.25%	539,780	124
Class C	.75%	.25%	128,441	20,830
			$1,359,254	$41,712
Advisor Freedom 2050
Class A	-%	.25%	$530,855	$14,758
Class M	.25%	.25%	436,238	395
Class C	.75%	.25%	127,896	21,655
			$1,094,989	$36,808
Advisor Freedom 2055
Class A	-%	.25%	$275,292	$7,095
Class M	.25%	.25%	216,034	–
Class C	.75%	.25%	55,611	11,506
			$546,937	$18,601
Advisor Freedom 2060
Class A	-%	.25%	$78,225	$2,260
Class M	.25%	.25%	52,244	–
Class C	.75%	.25%	19,788	7,730
			$150,257	$9,990
Advisor Freedom 2065
Class A	-%	.25%	$111	$105
Class M	.25%	.25%	210	210
Class C	.75%	.25%	421	421
			$742	$736

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Advisor Freedom Income
Class A	$2,612
Class M	1,248
Class C(a)	499
$4,359
Advisor Freedom 2005
Class A	$1,235
Class M	141
Class C(a)	294
$1,670
Advisor Freedom 2010
Class A	$1,300
Class M	586
Class C(a)	605
$2,491
Advisor Freedom 2015
Class A	$7,287
Class M	2,397
Class C(a)	1,143
$10,827
Advisor Freedom 2020
Class A	$22,520
Class M	9,144
Class C(a)	5,445
$37,109
Advisor Freedom 2025
Class A	$38,980
Class M	12,999
Class C(a)	3,853
$55,832
Advisor Freedom 2030
Class A	$41,967
Class M	14,436
Class C(a)	2,785
$59,188
Advisor Freedom 2035
Class A	$42,065
Class M	14,601
Class C(a)	2,994
$59,660
Advisor Freedom 2040
Class A	$38,649
Class M	10,920
Class C(a)	3,503
$53,072
Advisor Freedom 2045
Class A	$28,013
Class M	8,220
Class C(a)	2,455
$38,688
Advisor Freedom 2050
Class A	$31,736
Class M	6,618
Class C(a)	2,756
$41,110
Advisor Freedom 2055
Class A	$19,247
Class M	5,176
Class C(a)	1,979
$26,402
Advisor Freedom 2060
Class A	$11,329
Class M	2,095
Class C(a)	552
$13,976

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the Advisor Freedom Income Fund realized a gain of $256,414 from an operational error which is included in Net gain from Affiliate in the accompanying Statement of Operations. In addition, each Fund in the below table recorded a receivable from an operational error which is included in Receivable for fund shares sold in the accompanying Statement of Assets and Liabilities. Amounts were as follows for each Fund:

Advisor Freedom 2020	$15,066
Advisor Freedom 2025	108,567
Advisor Freedom 2030	1,867
Advisor Freedom 2035	53,806
Advisor Freedom 2040	24,606
Advisor Freedom 2045	46,937
Advisor Freedom 2050	49,305
Advisor Freedom 2055	23,354
Advisor Freedom 2060	3,539

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

	Custodian credits	Transfer Agent credits
Advisor Freedom Income	$128	$–
Advisor Freedom 2005	124	–
Advisor Freedom 2010	57	–
Advisor Freedom 2010 - Class C	–	67
Advisor Freedom 2015	29	–
Advisor Freedom 2015 - Class C	–	190
Advisor Freedom 2020	12	–
Advisor Freedom 2020 - Class C	–	281
Advisor Freedom 2025	8	–
Advisor Freedom 2025 - Class C	–	28
Advisor Freedom 2030	20	–
Advisor Freedom 2030 - Class C	–	93
Advisor Freedom 2035	14	–
Advisor Freedom 2040	16	–
Advisor Freedom 2040 - Class C	–	104
Advisor Freedom 2045	17	–
Advisor Freedom 2050	14	–
Advisor Freedom 2055	54	–
Advisor Freedom 2060	40	–

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2019	Year ended March 31, 2019(a)
Advisor Freedom Income
Distributions to shareholders
Class A	$1,187,996	$3,719,592
Class M	637,318	1,910,164
Class C	105,697	554,170
Class I	1,516,053	4,702,881
Class Z	26,292	24,313
Class Z6	220,846	956,416
Total	$3,694,202	$11,867,536
Advisor Freedom 2005
Distributions to shareholders
Class A	$1,407,783	$7,049,550
Class M	365,277	1,813,526
Class C	25,976	357,920
Class I	813,941	4,121,296
Class Z	20,326	5,414
Class Z6	31,809	137,016
Total	$2,665,112	$13,484,722
Advisor Freedom 2010
Distributions to shareholders
Class A	$4,418,101	$16,675,337
Class M	1,568,379	5,904,302
Class C	216,952	1,674,171
Class I	2,952,869	11,374,349
Class Z	53,856	12,443
Class Z6	158,589	500,401
Total	$9,368,746	$36,141,003
Advisor Freedom 2015
Distributions to shareholders
Class A	$12,985,881	$46,432,815
Class M	4,090,765	14,273,744
Class C	777,390	4,341,088
Class I	8,284,815	29,585,610
Class Z	154,914	51,261
Class Z6	486,197	1,405,712
Total	$26,779,962	$96,090,230
Advisor Freedom 2020
Distributions to shareholders
Class A	$32,502,920	$92,940,211
Class M	10,710,628	29,603,011
Class C	1,838,903	7,197,787
Class I	24,809,305	69,167,552
Class Z	443,854	47,484
Class Z6	1,516,108	3,450,889
Total	$71,821,718	$202,406,934
Advisor Freedom 2025
Distributions to shareholders
Class A	$45,479,899	$113,159,727
Class M	14,535,422	34,967,109
Class C	2,159,138	6,974,801
Class I	36,791,946	87,942,916
Class Z	545,207	22,710
Class Z6	2,233,565	3,651,730
Total	$101,745,177	$246,718,993
Advisor Freedom 2030
Distributions to shareholders
Class A	$52,814,773	$120,850,924
Class M	18,831,034	40,810,071
Class C	2,661,369	8,147,415
Class I	45,997,098	100,237,223
Class Z	588,401	24,278
Class Z6	2,681,962	4,483,474
Total	$123,574,637	$274,553,385
Advisor Freedom 2035
Distributions to shareholders
Class A	$48,869,307	$103,682,962
Class M	17,508,469	35,751,347
Class C	2,099,752	5,966,150
Class I	43,400,922	88,150,440
Class Z	492,915	16,723
Class Z6	2,389,072	3,581,408
Total	$114,760,437	$237,149,030
Advisor Freedom 2040
Distributions to shareholders
Class A	$45,511,077	$90,574,926
Class M	17,597,533	34,055,844
Class C	2,611,703	7,700,684
Class I	40,179,476	79,158,942
Class Z	264,950	42,878
Class Z6	2,278,110	3,134,461
Total	$108,442,849	$214,667,735
Advisor Freedom 2045
Distributions to shareholders
Class A	$26,860,362	$53,425,416
Class M	10,485,154	19,988,683
Class C	1,256,942	2,861,435
Class I	28,538,859	54,655,664
Class Z	242,482	23,397
Class Z6	1,712,108	2,388,347
Total	$69,095,907	$133,342,942
Advisor Freedom 2050
Distributions to shareholders
Class A	$20,547,843	$38,880,173
Class M	8,415,067	15,954,954
Class C	1,242,804	2,996,255
Class I	24,279,872	46,138,730
Class Z	107,897	18,714
Class Z6	1,221,427	1,637,690
Total	$55,814,910	$105,626,516
Advisor Freedom 2055
Distributions to shareholders
Class A	$10,130,863	$16,991,913
Class M	3,974,364	6,421,567
Class C	521,083	910,713
Class I	15,021,651	24,818,868
Class Z	63,479	11,382
Class Z6	694,125	787,119
Total	$30,405,565	$49,941,562
Advisor Freedom 2060
Distributions to shareholders
Class A	$2,509,968	$3,183,825
Class M	841,438	1,092,888
Class C	162,286	216,286
Class I	3,144,377	4,135,890
Class Z	17,650	6,659
Class Z6	126,802	145,560
Total	$6,802,521	$8,781,108

 (a) Distributions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2019	Year ended March 31, 2019(a)	Six months ended September 30, 2019	Year ended March 31, 2019(a)
Advisor Freedom Income
Class A
Shares sold	634,864	1,932,113	$6,891,268	$20,788,935
Reinvestment of distributions	101,100	346,490	1,087,680	3,653,146
Shares redeemed	(912,448)	(2,702,121)	(9,876,127)	(29,102,868)
Net increase (decrease)	(176,484)	(423,518)	$(1,897,179)	$(4,660,787)
Class M
Shares sold	535,768	1,307,353	$5,806,200	$13,973,167
Reinvestment of distributions	53,835	178,770	578,400	1,881,149
Shares redeemed	(415,390)	(1,417,023)	(4,496,565)	(15,158,255)
Net increase (decrease)	174,213	69,100	$1,888,035	$696,061
Class C
Shares sold	64,656	138,607	$704,344	$1,478,943
Reinvestment of distributions	8,672	50,236	92,914	527,327
Shares redeemed	(165,987)	(607,897)	(1,794,463)	(6,510,741)
Net increase (decrease)	(92,659)	(419,054)	$(997,205)	$(4,504,471)
Class I
Shares sold	1,075,179	2,858,444	$11,715,904	$30,911,890
Reinvestment of distributions	129,325	439,528	1,397,104	4,646,792
Shares redeemed	(1,326,844)	(3,187,993)	(14,410,723)	(34,275,486)
Net increase (decrease)	(122,340)	109,979	$(1,297,715)	$1,283,196
Class Z
Shares sold	252,272	81,771	$2,727,222	$875,601
Reinvestment of distributions	2,163	2,344	23,453	24,280
Shares redeemed	(80,144)	(13,184)	(875,985)	(140,510)
Net increase (decrease)	174,291	70,931	$1,874,690	$759,371
Class Z6
Shares sold	(145,214)	2,433,234	$(1,511,566)	$26,352,197
Reinvestment of distributions	17,533	91,446	196,283	956,416
Shares redeemed	(225,163)	(356,549)	(2,451,080)	(3,824,909)
Net increase (decrease)	(352,844)	2,168,131	$(3,766,363)	$23,483,704
Advisor Freedom 2005
Class A
Shares sold	760,358	1,475,181	$8,708,375	$16,997,499
Reinvestment of distributions	122,014	618,999	1,368,997	6,866,741
Shares redeemed	(1,145,819)	(2,961,826)	(13,129,782)	(34,157,876)
Net increase (decrease)	(263,447)	(867,646)	$(3,052,410)	$(10,293,636)
Class M
Shares sold	295,974	412,017	$3,380,296	$4,683,960
Reinvestment of distributions	32,542	163,481	364,793	1,809,977
Shares redeemed	(330,326)	(609,077)	(3,783,881)	(6,974,256)
Net increase (decrease)	(1,810)	(33,579)	$(38,792)	$(480,319)
Class C
Shares sold	8,133	30,697	$92,960	$351,080
Reinvestment of distributions	2,168	31,426	24,368	349,478
Shares redeemed	(61,214)	(352,196)	(700,357)	(3,967,909)
Net increase (decrease)	(50,913)	(290,073)	$(583,029)	$(3,267,351)
Class I
Shares sold	961,045	1,492,131	$11,059,641	$17,428,926
Reinvestment of distributions	71,863	367,693	812,766	4,111,616
Shares redeemed	(947,912)	(2,525,114)	(10,902,098)	(29,193,012)
Net increase (decrease)	84,996	(665,290)	$970,309	$(7,652,470)
Class Z
Shares sold	172,222	10,528	$1,955,289	$123,421
Reinvestment of distributions	1,805	501	20,326	5,414
Shares redeemed	(5,603)	–	(65,149)	–
Net increase (decrease)	168,424	11,029	$1,910,466	$128,835
Class Z6
Shares sold	17,657	74,161	$204,063	$859,219
Reinvestment of distributions	2,820	12,363	31,809	137,016
Shares redeemed	(21,659)	(41,986)	(251,987)	(485,635)
Net increase (decrease)	(1,182)	44,538	$(16,115)	$510,600
Advisor Freedom 2010
Class A
Shares sold	1,159,971	2,690,577	$13,694,507	$31,929,407
Reinvestment of distributions	376,576	1,436,145	4,356,988	16,485,373
Shares redeemed	(2,574,216)	(5,824,809)	(30,308,521)	(69,776,556)
Net increase (decrease)	(1,037,669)	(1,698,087)	$(12,257,026)	$(21,361,776)
Class M
Shares sold	451,235	1,145,538	$5,292,649	$13,545,715
Reinvestment of distributions	135,644	515,771	1,563,975	5,885,548
Shares redeemed	(623,411)	(1,777,323)	(7,335,182)	(21,042,403)
Net increase (decrease)	(36,532)	(116,014)	$(478,558)	$(1,611,140)
Class C
Shares sold	82,501	68,555	$968,411	$803,764
Reinvestment of distributions	18,384	144,087	211,053	1,644,281
Shares redeemed	(158,333)	(1,423,730)	(1,857,335)	(16,650,264)
Net increase (decrease)	(57,448)	(1,211,088)	$(677,871)	$(14,202,219)
Class I
Shares sold	1,093,216	2,366,556	$12,986,591	$28,480,238
Reinvestment of distributions	248,279	970,317	2,885,014	11,136,673
Shares redeemed	(2,111,528)	(3,168,660)	(25,050,212)	(37,874,643)
Net increase (decrease)	(770,033)	168,213	$(9,178,607)	$1,742,268
Class Z
Shares sold	426,706	21,020	$4,976,941	$252,219
Reinvestment of distributions	4,527	800	52,328	8,827
Shares redeemed	(32,398)	–	(385,438)	–
Net increase (decrease)	398,835	21,820	$4,643,831	$261,046
Class Z6
Shares sold	85,662	319,785	$1,016,744	$3,838,728
Reinvestment of distributions	13,672	43,970	158,589	500,401
Shares redeemed	(30,076)	(188,166)	(358,301)	(2,255,829)
Net increase (decrease)	69,258	175,589	$817,032	$2,083,300
Advisor Freedom 2015
Class A
Shares sold	2,217,248	5,818,830	$26,187,339	$69,623,803
Reinvestment of distributions	1,116,548	4,011,128	12,884,957	46,053,900
Shares redeemed	(6,147,753)	(13,197,358)	(72,457,339)	(158,962,664)
Net increase (decrease)	(2,813,957)	(3,367,400)	$(33,385,043)	$(43,284,961)
Class M
Shares sold	837,279	1,948,078	$9,835,690	$23,381,501
Reinvestment of distributions	353,508	1,241,019	4,072,408	14,204,206
Shares redeemed	(1,585,865)	(3,615,691)	(18,610,563)	(43,427,448)
Net increase (decrease)	(395,078)	(426,594)	$(4,702,465)	$(5,841,741)
Class C
Shares sold	92,950	392,253	$1,084,691	$4,640,240
Reinvestment of distributions	67,196	377,469	768,720	4,306,006
Shares redeemed	(549,594)	(2,481,857)	(6,431,119)	(29,080,495)
Net increase (decrease)	(389,448)	(1,712,135)	$(4,577,708)	$(20,134,249)
Class I
Shares sold	2,742,583	5,358,142	$32,626,849	$65,110,459
Reinvestment of distributions	699,838	2,526,473	8,146,110	29,153,863
Shares redeemed	(5,700,340)	(7,852,844)	(67,727,540)	(95,159,360)
Net increase (decrease)	(2,257,919)	31,771	$(26,954,581)	$(895,038)
Class Z
Shares sold	1,234,981	131,064	$14,454,557	$1,551,650
Reinvestment of distributions	11,781	2,691	136,422	29,547
Shares redeemed	(43,040)	(5,295)	(511,022)	(61,244)
Net increase (decrease)	1,203,722	128,460	$14,079,957	$1,519,953
Class Z6
Shares sold	242,754	645,794	$2,897,354	$7,810,668
Reinvestment of distributions	41,097	120,773	477,060	1,385,371
Shares redeemed	(189,867)	(391,082)	(2,251,905)	(4,772,522)
Net increase (decrease)	93,984	375,485	$1,122,509	$4,423,517
Advisor Freedom 2020
Class A
Shares sold	6,169,546	14,374,598	$79,839,353	$188,194,286
Reinvestment of distributions	2,543,489	7,326,361	32,175,132	92,026,831
Shares redeemed	(12,483,391)	(28,842,898)	(161,003,226)	(379,068,425)
Net increase (decrease)	(3,770,356)	(7,141,939)	$(48,988,741)	$(98,847,308)
Class M
Shares sold	2,308,066	4,760,483	$29,838,436	$62,516,929
Reinvestment of distributions	841,989	2,344,315	10,651,162	29,405,054
Shares redeemed	(4,229,287)	(7,737,157)	(54,675,465)	(101,425,179)
Net increase (decrease)	(1,079,232)	(632,359)	$(14,185,867)	$(9,503,196)
Class C
Shares sold	256,461	811,582	$3,283,117	$10,584,311
Reinvestment of distributions	143,650	567,909	1,801,377	7,092,063
Shares redeemed	(978,890)	(3,742,948)	(12,599,357)	(48,138,778)
Net increase (decrease)	(578,779)	(2,363,457)	$(7,514,863)	$(30,462,404)
Class I
Shares sold	7,513,397	16,111,430	$97,823,464	$213,422,542
Reinvestment of distributions	1,915,244	5,400,494	24,419,358	68,110,509
Shares redeemed	(11,939,149)	(18,792,750)	(155,601,111)	(248,342,793)
Net increase (decrease)	(2,510,508)	2,719,174	$(33,358,289)	$33,190,258
Class Z
Shares sold	1,765,730	201,565	$22,807,898	$2,595,947
Reinvestment of distributions	33,402	1,318	423,540	15,774
Shares redeemed	(95,356)	(4,370)	(1,246,383)	(54,839)
Net increase (decrease)	1,703,776	198,513	$21,985,055	$2,556,882
Class Z6
Shares sold	720,002	2,070,697	$9,304,734	$27,540,182
Reinvestment of distributions	117,630	272,668	1,494,058	3,417,063
Shares redeemed	(262,571)	(949,502)	(3,433,781)	(12,545,730)
Net increase (decrease)	575,061	1,393,863	$7,365,011	$18,411,515
Advisor Freedom 2025
Class A
Shares sold	8,979,935	18,576,216	$116,196,233	$243,899,864
Reinvestment of distributions	3,581,474	8,991,273	45,269,830	112,666,699
Shares redeemed	(14,356,086)	(31,708,950)	(184,890,534)	(417,958,164)
Net increase (decrease)	(1,794,677)	(4,141,461)	$(23,424,471)	$(61,391,601)
Class M
Shares sold	2,704,181	6,367,361	$35,078,000	$83,840,691
Reinvestment of distributions	1,136,463	2,765,989	14,398,981	34,652,392
Shares redeemed	(3,694,260)	(7,990,398)	(47,841,920)	(105,125,123)
Net increase (decrease)	146,384	1,142,952	$1,635,061	$13,367,960
Class C
Shares sold	411,445	751,967	$5,234,058	$9,756,669
Reinvestment of distributions	170,274	554,184	2,119,915	6,878,431
Shares redeemed	(932,206)	(3,466,811)	(11,868,416)	(44,462,125)
Net increase (decrease)	(350,487)	(2,160,660)	$(4,514,443)	$(27,827,025)
Class I
Shares sold	11,598,553	21,160,572	$151,148,202	$281,515,024
Reinvestment of distributions	2,827,671	6,845,479	36,081,088	86,240,671
Shares redeemed	(14,620,790)	(21,285,533)	(190,556,567)	(283,862,119)
Net increase (decrease)	(194,566)	6,720,518	$(3,327,277)	$83,893,576
Class Z
Shares sold	1,926,931	267,841	$24,937,345	$3,462,110
Reinvestment of distributions	42,782	1,558	542,482	18,554
Shares redeemed	(126,938)	(9,247)	(1,650,562)	(120,151)
Net increase (decrease)	1,842,775	260,152	$23,829,265	$3,360,513
Class Z6
Shares sold	1,242,954	3,145,643	$16,333,227	$41,844,748
Reinvestment of distributions	175,292	292,525	2,224,469	3,639,110
Shares redeemed	(408,416)	(948,177)	(5,295,637)	(12,605,127)
Net increase (decrease)	1,009,830	2,489,991	$13,262,059	$32,878,731
Advisor Freedom 2030
Class A
Shares sold	8,309,769	17,980,070	$115,414,208	$255,271,834
Reinvestment of distributions	3,868,250	8,905,505	52,453,437	120,053,170
Shares redeemed	(12,156,315)	(27,387,212)	(167,824,883)	(390,712,550)
Net increase (decrease)	21,704	(501,637)	$42,762	$(15,387,546)
Class M
Shares sold	3,179,467	6,524,933	$43,930,263	$92,422,241
Reinvestment of distributions	1,380,616	3,014,113	18,624,510	40,374,345
Shares redeemed	(4,102,222)	(7,375,731)	(56,418,990)	(104,478,572)
Net increase (decrease)	457,861	2,163,315	$6,135,783	$28,318,014
Class C
Shares sold	381,450	961,504	$5,193,634	$13,418,893
Reinvestment of distributions	197,096	606,734	2,621,391	8,059,733
Shares redeemed	(698,914)	(3,271,986)	(9,604,901)	(45,021,964)
Net increase (decrease)	(120,368)	(1,703,748)	$(1,789,876)	$(23,543,338)
Class I
Shares sold	11,173,484	22,457,609	$155,389,385	$320,953,527
Reinvestment of distributions	3,278,202	7,225,475	44,714,681	97,542,752
Shares redeemed	(13,269,686)	(20,355,587)	(184,575,445)	(292,815,292)
Net increase (decrease)	1,182,000	9,327,497	$15,528,621	$125,680,987
Class Z
Shares sold	2,097,263	221,132	$28,729,069	$3,080,674
Reinvestment of distributions	43,258	1,735	586,572	21,946
Shares redeemed	(73,508)	(12,776)	(1,028,487)	(178,243)
Net increase (decrease)	2,067,013	210,091	$28,287,154	$2,924,377
Class Z6
Shares sold	1,195,885	2,749,987	$16,658,233	$39,767,415
Reinvestment of distributions	197,072	336,470	2,679,188	4,480,080
Shares redeemed	(335,430)	(569,263)	(4,694,238)	(8,126,381)
Net increase (decrease)	1,057,527	2,517,194	$14,643,183	$36,121,114
Advisor Freedom 2035
Class A
Shares sold	7,096,770	15,577,255	$95,172,108	$215,880,275
Reinvestment of distributions	3,717,385	7,931,975	48,660,537	103,250,766
Shares redeemed	(10,769,417)	(21,845,142)	(143,115,734)	(304,538,618)
Net increase (decrease)	44,738	1,664,088	$716,911	$14,592,423
Class M
Shares sold	3,048,084	6,158,292	$40,436,366	$84,742,679
Reinvestment of distributions	1,344,827	2,758,614	17,415,506	35,538,297
Shares redeemed	(3,258,361)	(6,770,016)	(43,052,077)	(92,881,274)
Net increase (decrease)	1,134,550	2,146,890	$14,799,795	$27,399,702
Class C
Shares sold	268,001	661,692	$3,481,364	$8,898,073
Reinvestment of distributions	162,693	462,267	2,066,231	5,899,592
Shares redeemed	(424,014)	(2,352,914)	(5,548,526)	(31,185,700)
Net increase (decrease)	6,680	(1,228,955)	$(931)	$(16,388,035)
Class I
Shares sold	11,399,544	19,561,819	$153,014,356	$274,193,535
Reinvestment of distributions	3,180,930	6,540,915	41,956,463	85,477,034
Shares redeemed	(10,944,092)	(18,631,854)	(147,032,674)	(262,614,157)
Net increase (decrease)	3,636,382	7,470,880	$47,938,145	$97,056,412
Class Z
Shares sold	1,436,301	206,821	$19,099,408	$2,804,466
Reinvestment of distributions	37,317	1,049	489,227	12,715
Shares redeemed	(51,966)	(845)	(703,813)	(10,694)
Net increase (decrease)	1,421,652	207,025	$18,884,822	$2,806,487
Class Z6
Shares sold	1,059,117	2,477,161	$14,340,197	$35,081,126
Reinvestment of distributions	181,702	279,162	2,388,942	3,580,829
Shares redeemed	(418,296)	(509,353)	(5,659,665)	(7,047,594)
Net increase (decrease)	822,523	2,246,970	$11,069,474	$31,614,361
Advisor Freedom 2040
Class A
Shares sold	5,662,079	13,508,451	$81,022,366	$199,404,291
Reinvestment of distributions	3,237,036	6,486,862	45,253,784	90,120,681
Shares redeemed	(9,258,538)	(17,392,234)	(130,982,609)	(259,736,681)
Net increase (decrease)	(359,423)	2,603,079	$(4,706,459)	$29,788,291
Class M
Shares sold	2,191,543	5,365,211	$31,129,603	$79,122,210
Reinvestment of distributions	1,255,822	2,447,376	17,443,368	33,775,381
Shares redeemed	(3,366,386)	(5,123,803)	(47,833,435)	(76,072,511)
Net increase (decrease)	80,979	2,688,784	$739,536	$36,825,080
Class C
Shares sold	233,969	593,503	$3,242,577	$8,629,433
Reinvestment of distributions	191,337	563,167	2,598,356	7,669,773
Shares redeemed	(582,727)	(2,861,996)	(8,135,011)	(40,626,069)
Net increase (decrease)	(157,421)	(1,705,326)	$(2,294,078)	$(24,326,863)
Class I
Shares sold	9,364,342	16,023,155	$133,727,018	$239,554,969
Reinvestment of distributions	2,769,666	5,518,800	38,969,204	76,957,491
Shares redeemed	(9,524,942)	(16,596,129)	(136,427,787)	(249,372,401)
Net increase (decrease)	2,609,066	4,945,826	$36,268,435	$67,140,059
Class Z
Shares sold	1,141,939	114,448	$16,076,754	$1,663,715
Reinvestment of distributions	18,595	2,846	259,958	36,681
Shares redeemed	(106,766)	(14,163)	(1,531,850)	(199,531)
Net increase (decrease)	1,053,768	103,131	$14,804,862	$1,500,865
Class Z6
Shares sold	863,749	2,108,972	$12,455,701	$32,016,553
Reinvestment of distributions	162,344	228,914	2,276,616	3,132,498
Shares redeemed	(284,512)	(277,137)	(4,054,080)	(4,156,159)
Net increase (decrease)	741,581	2,060,749	$10,678,237	$30,992,892
Advisor Freedom 2045
Class A
Shares sold	5,983,958	12,635,987	$66,649,570	$146,031,787
Reinvestment of distributions	2,459,425	4,937,864	26,832,326	53,389,530
Shares redeemed	(8,046,681)	(15,619,333)	(88,720,227)	(181,788,398)
Net increase (decrease)	396,702	1,954,518	$4,761,669	$17,632,919
Class M
Shares sold	2,351,188	4,970,917	$26,013,207	$56,988,809
Reinvestment of distributions	967,941	1,860,679	10,463,440	19,919,722
Shares redeemed	(2,404,562)	(5,181,765)	(26,354,766)	(59,325,065)
Net increase (decrease)	914,567	1,649,831	$10,121,881	$17,583,466
Class C
Shares sold	244,415	458,481	$2,662,690	$5,224,727
Reinvestment of distributions	117,678	268,698	1,252,099	2,852,475
Shares redeemed	(260,455)	(984,683)	(2,837,024)	(10,921,440)
Net increase (decrease)	101,638	(257,504)	$1,077,765	$(2,844,238)
Class I
Shares sold	10,993,180	16,922,941	$122,381,339	$197,386,314
Reinvestment of distributions	2,497,154	4,868,513	27,418,746	52,766,313
Shares redeemed	(8,746,972)	(15,394,337)	(97,795,616)	(179,991,531)
Net increase (decrease)	4,743,362	6,397,117	$52,004,469	$70,161,096
Class Z
Shares sold	1,091,803	129,714	$12,021,351	$1,476,927
Reinvestment of distributions	22,140	2,238	241,542	22,487
Shares redeemed	(69,377)	(10,747)	(778,097)	(113,514)
Net increase (decrease)	1,044,566	121,205	$11,484,796	$1,385,900
Class Z6
Shares sold	679,594	2,107,413	$7,692,039	$24,953,608
Reinvestment of distributions	156,201	224,047	1,708,021	2,383,471
Shares redeemed	(205,064)	(308,731)	(2,302,402)	(3,617,281)
Net increase (decrease)	630,731	2,022,729	$7,097,658	$23,719,798
Advisor Freedom 2050
Class A
Shares sold	5,421,574	11,521,746	$60,394,843	$132,970,720
Reinvestment of distributions	1,883,168	3,597,274	20,507,696	38,813,519
Shares redeemed	(6,481,051)	(12,570,491)	(71,455,408)	(146,649,559)
Net increase (decrease)	823,691	2,548,529	$9,447,131	$25,134,680
Class M
Shares sold	2,110,844	4,564,698	$23,338,156	$52,383,074
Reinvestment of distributions	775,466	1,479,768	8,390,549	15,848,909
Shares redeemed	(2,463,262)	(4,414,543)	(27,149,658)	(50,603,396)
Net increase (decrease)	423,048	1,629,923	$4,579,047	$17,628,587
Class C
Shares sold	224,168	475,264	$2,444,431	$5,411,651
Reinvestment of distributions	115,744	281,386	1,236,147	2,991,669
Shares redeemed	(370,653)	(1,136,298)	(4,073,597)	(12,643,583)
Net increase (decrease)	(30,741)	(379,648)	$(393,019)	$(4,240,263)
Class I
Shares sold	9,313,979	15,773,850	$103,668,909	$183,903,268
Reinvestment of distributions	2,128,752	4,125,443	23,352,408	44,635,052
Shares redeemed	(7,466,486)	(15,152,813)	(83,210,012)	(176,066,479)
Net increase (decrease)	3,976,245	4,746,480	$43,811,305	$52,471,841
Class Z
Shares sold	758,722	55,866	$8,374,617	$642,437
Reinvestment of distributions	9,890	1,864	107,897	18,714
Shares redeemed	(56,096)	(378)	(632,013)	(4,188)
Net increase (decrease)	712,516	57,352	$7,850,501	$656,963
Class Z6
Shares sold	594,291	1,578,089	$6,741,838	$18,585,296
Reinvestment of distributions	111,760	154,167	1,219,784	1,636,405
Shares redeemed	(206,336)	(249,597)	(2,299,101)	(2,887,741)
Net increase (decrease)	499,715	1,482,659	$5,662,521	$17,333,960
Advisor Freedom 2055
Class A
Shares sold	3,451,045	7,405,861	$42,774,213	$94,792,637
Reinvestment of distributions	833,131	1,417,723	10,114,206	16,974,227
Shares redeemed	(3,283,951)	(7,631,599)	(40,333,250)	(98,796,720)
Net increase (decrease)	1,000,225	1,191,985	$12,555,169	$12,970,144
Class M
Shares sold	1,250,409	2,614,120	$15,405,357	$33,190,301
Reinvestment of distributions	328,374	538,926	3,963,470	6,411,358
Shares redeemed	(1,169,388)	(1,939,650)	(14,378,537)	(24,671,431)
Net increase (decrease)	409,395	1,213,396	$4,990,290	$14,930,228
Class C
Shares sold	106,378	271,244	$1,302,155	$3,412,171
Reinvestment of distributions	43,460	76,657	521,083	910,546
Shares redeemed	(123,993)	(270,006)	(1,521,378)	(3,363,512)
Net increase (decrease)	25,845	77,895	$301,860	$959,205
Class I
Shares sold	6,484,029	12,655,914	$80,411,516	$163,216,802
Reinvestment of distributions	1,162,333	1,969,656	14,168,837	23,537,468
Shares redeemed	(4,197,256)	(8,801,212)	(52,014,022)	(111,998,695)
Net increase (decrease)	3,449,106	5,824,358	$42,566,331	$74,755,575
Class Z
Shares sold	289,702	35,699	$3,555,277	$454,001
Reinvestment of distributions	5,238	1,022	63,479	11,382
Shares redeemed	(26,635)	(2,703)	(331,815)	(33,886)
Net increase (decrease)	268,305	34,018	$3,286,941	$431,497
Class Z6
Shares sold	383,984	861,230	$4,792,308	$11,149,348
Reinvestment of distributions	56,939	67,158	691,177	786,682
Shares redeemed	(102,371)	(133,007)	(1,270,695)	(1,709,322)
Net increase (decrease)	338,552	795,381	$4,212,790	$10,226,708
Advisor Freedom 2060
Class A
Shares sold	1,947,488	3,282,040	$21,755,828	$37,368,210
Reinvestment of distributions	228,905	299,518	2,508,804	3,182,787
Shares redeemed	(1,088,513)	(1,847,915)	(12,068,489)	(21,083,392)
Net increase (decrease)	1,087,880	1,733,643	$12,196,143	$19,467,605
Class M
Shares sold	614,839	1,171,715	$6,864,735	$13,350,367
Reinvestment of distributions	76,844	102,745	841,438	1,092,888
Shares redeemed	(331,616)	(651,352)	(3,705,078)	(7,395,540)
Net increase (decrease)	360,067	623,108	$4,001,095	$7,047,715
Class C
Shares sold	73,077	200,839	$815,262	$2,286,734
Reinvestment of distributions	14,831	20,307	162,247	216,263
Shares redeemed	(48,411)	(110,667)	(544,608)	(1,249,222)
Net increase (decrease)	39,497	110,479	$432,901	$1,253,775
Class I
Shares sold	3,055,093	4,677,855	$34,179,949	$53,503,953
Reinvestment of distributions	267,515	369,553	2,945,339	3,936,080
Shares redeemed	(1,331,191)	(2,677,596)	(14,858,036)	(30,477,647)
Net increase (decrease)	1,991,417	2,369,812	$22,267,252	$26,962,386
Class Z
Shares sold	71,096	24,691	$794,931	$283,518
Reinvestment of distributions	1,600	665	17,557	6,659
Shares redeemed	(12,080)	(297)	(135,953)	(3,251)
Net increase (decrease)	60,616	25,059	$676,535	$286,926
Class Z6
Shares sold	172,702	222,835	$1,937,151	$2,572,083
Reinvestment of distributions	11,546	13,174	126,801	139,481
Shares redeemed	(34,401)	(83,912)	(382,575)	(973,912)
Net increase (decrease)	149,847	152,097	$1,681,377	$1,737,652
Advisor Freedom 2065(b)
Class A
Shares sold	19,254	–	$191,820	$–
Shares redeemed	(10)	–	(105)	–
Net increase (decrease)	19,244	–	$191,715	$–
Class M
Shares sold	16,756	–	$167,549	$–
Shares redeemed	(12)	–	(120)	–
Net increase (decrease)	16,744	–	$167,429	$–
Class C
Shares sold	16,730	–	$167,286	$–
Shares redeemed	(1)	–	(15)	–
Net increase (decrease)	16,729	–	$167,271	$–
Class I
Shares sold	18,556	–	$185,182	$–
Shares redeemed	(12)	–	(117)	–
Net increase (decrease)	18,544	–	$185,065	$–
Class Z
Shares sold	16,666	–	$166,660	$–
Net increase (decrease)	16,666	–	$166,660	$–
Class Z6
Shares sold	16,666	–	$166,660	$–
Net increase (decrease)	16,666	–	$166,660	$–

 (a) Share transactions for Class Z are for the period October 2, 2018 (commencement of sale of shares) to March 31, 2019.

 (b) For the period June 28, 2019 (commencement of operations) to September 30, 2019.

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Advisor Freedom 2025 Fund	Fidelity Advisor Freedom 2030 Fund	Fidelity Advisor Freedom 2035 Fund	Fidelity Advisor Freedom 2040 Fund	Fidelity Advisor Freedom 2045 Fund
Fidelity Advisor Series Equity Growth Fund	13%	16%	16%	16%	10%
Fidelity Advisor Series Growth Opportunities Fund	13%	16%	16%	16%	10%
Fidelity Advisor Series Small Cap Fund	12%	15%	16%	15%	–

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Advisor Series Equity Growth Fund	98%
Fidelity Advisor Series Growth Opportunities Fund	100%
Fidelity Advisor Series Small Cap Fund	95%

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Fund:

Affiliated %

Fidelity Advisor Freedom 2065 Fund	96%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019) for each fund, with the exception of Fidelity Advisor Freedom 2065 and for the period (June 28, 2019 to September 30, 2019) for Fidelity Advisor Freedom 2065. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2019	Expenses Paid During Period
Advisor Freedom Income
Class A	.72%
Actual		$1,000.00	$1,037.80	$3.67-B
Hypothetical-C		$1,000.00	$1,021.40	$3.64-D
Class M	.96%
Actual		$1,000.00	$1,037.60	$4.89-B
Hypothetical-C		$1,000.00	$1,020.20	$4.85-D
Class C	1.46%
Actual		$1,000.00	$1,033.60	$7.42-B
Hypothetical-C		$1,000.00	$1,017.70	$7.36-D
Class I	.47%
Actual		$1,000.00	$1,039.90	$2.40-B
Hypothetical-C		$1,000.00	$1,022.65	$2.38-D
Class Z	.42%
Actual		$1,000.00	$1,039.40	$2.14-B
Hypothetical-C		$1,000.00	$1,022.90	$2.12-D
Class Z6	.36%
Actual		$1,000.00	$1,039.50	$1.84-B
Hypothetical-C		$1,000.00	$1,023.20	$1.82-D
Advisor Freedom 2005
Class A	.72%
Actual		$1,000.00	$1,036.70	$3.67-B
Hypothetical-C		$1,000.00	$1,021.40	$3.64-D
Class M	.97%
Actual		$1,000.00	$1,035.10	$4.94-B
Hypothetical-C		$1,000.00	$1,020.15	$4.90-D
Class C	1.47%
Actual		$1,000.00	$1,033.80	$7.47-B
Hypothetical-C		$1,000.00	$1,017.65	$7.41-D
Class I	.47%
Actual		$1,000.00	$1,037.80	$2.39-B
Hypothetical-C		$1,000.00	$1,022.65	$2.38-D
Class Z	.42%
Actual		$1,000.00	$1,038.30	$2.14-B
Hypothetical-C		$1,000.00	$1,022.90	$2.12-D
Class Z6	.37%
Actual		$1,000.00	$1,038.30	$1.89-B
Hypothetical-C		$1,000.00	$1,023.15	$1.87-D
Advisor Freedom 2010
Class A	.77%
Actual		$1,000.00	$1,036.80	$3.92-B
Hypothetical-C		$1,000.00	$1,021.15	$3.89-D
Class M	1.02%
Actual		$1,000.00	$1,035.40	$5.19-B
Hypothetical-C		$1,000.00	$1,019.90	$5.15-D
Class C	1.51%
Actual		$1,000.00	$1,033.90	$7.68-B
Hypothetical-C		$1,000.00	$1,017.45	$7.62-D
Class I	.52%
Actual		$1,000.00	$1,039.00	$2.65-B
Hypothetical-C		$1,000.00	$1,022.40	$2.63-D
Class Z	.46%
Actual		$1,000.00	$1,039.50	$2.35-B
Hypothetical-C		$1,000.00	$1,022.70	$2.33-D
Class Z6	.39%
Actual		$1,000.00	$1,038.60	$1.99-B
Hypothetical-C		$1,000.00	$1,023.05	$1.97-D
Advisor Freedom 2015
Class A	.81%
Actual		$1,000.00	$1,038.10	$4.13-B
Hypothetical-C		$1,000.00	$1,020.95	$4.09-D
Class M	1.06%
Actual		$1,000.00	$1,036.60	$5.40-B
Hypothetical-C		$1,000.00	$1,019.70	$5.35-D
Class C	1.55%
Actual		$1,000.00	$1,033.20	$7.88-B
Hypothetical-C		$1,000.00	$1,017.25	$7.82-D
Class I	.56%
Actual		$1,000.00	$1,039.20	$2.85-B
Hypothetical-C		$1,000.00	$1,022.20	$2.83-D
Class Z	.49%
Actual		$1,000.00	$1,038.80	$2.50-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Class Z6	.41%
Actual		$1,000.00	$1,038.90	$2.09-B
Hypothetical-C		$1,000.00	$1,022.95	$2.07-D
Advisor Freedom 2020
Class A	.85%
Actual		$1,000.00	$1,037.30	$4.33-B
Hypothetical-C		$1,000.00	$1,020.75	$4.29-D
Class M	1.10%
Actual		$1,000.00	$1,035.90	$5.60-B
Hypothetical-C		$1,000.00	$1,019.50	$5.55-D
Class C	1.60%
Actual		$1,000.00	$1,033.60	$8.13-B
Hypothetical-C		$1,000.00	$1,017.00	$8.07-D
Class I	.60%
Actual		$1,000.00	$1,039.20	$3.06-B
Hypothetical-C		$1,000.00	$1,022.00	$3.03-D
Class Z	.52%
Actual		$1,000.00	$1,039.30	$2.65-B
Hypothetical-C		$1,000.00	$1,022.40	$2.63-D
Class Z6	.43%
Actual		$1,000.00	$1,039.10	$2.19-B
Hypothetical-C		$1,000.00	$1,022.85	$2.17-D
Advisor Freedom 2025
Class A	.89%
Actual		$1,000.00	$1,037.80	$4.53-B
Hypothetical-C		$1,000.00	$1,020.55	$4.50-D
Class M	1.14%
Actual		$1,000.00	$1,037.00	$5.81-B
Hypothetical-C		$1,000.00	$1,019.30	$5.76-D
Class C	1.64%
Actual		$1,000.00	$1,034.10	$8.34-B
Hypothetical-C		$1,000.00	$1,016.80	$8.27-D
Class I	.64%
Actual		$1,000.00	$1,039.50	$3.26-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class Z	.56%
Actual		$1,000.00	$1,039.70	$2.86-B
Hypothetical-C		$1,000.00	$1,022.20	$2.83-D
Class Z6	.45%
Actual		$1,000.00	$1,039.60	$2.29-B
Hypothetical-C		$1,000.00	$1,022.75	$2.28-D
Advisor Freedom 2030
Class A	.94%
Actual		$1,000.00	$1,037.70	$4.79-B
Hypothetical-C		$1,000.00	$1,020.30	$4.75-D
Class M	1.19%
Actual		$1,000.00	$1,036.70	$6.06-B
Hypothetical-C		$1,000.00	$1,019.05	$6.01-D
Class C	1.68%
Actual		$1,000.00	$1,034.20	$8.54-B
Hypothetical-C		$1,000.00	$1,016.60	$8.47-D
Class I	.69%
Actual		$1,000.00	$1,039.60	$3.52-B
Hypothetical-C		$1,000.00	$1,021.55	$3.49-D
Class Z	.60%
Actual		$1,000.00	$1,039.90	$3.06-B
Hypothetical-C		$1,000.00	$1,022.00	$3.03-D
Class Z6	.47%
Actual		$1,000.00	$1,040.40	$2.40-B
Hypothetical-C		$1,000.00	$1,022.65	$2.38-D
Advisor Freedom 2035
Class A	.98%
Actual		$1,000.00	$1,035.70	$4.99-B
Hypothetical-C		$1,000.00	$1,020.10	$4.95-D
Class M	1.23%
Actual		$1,000.00	$1,034.10	$6.25-B
Hypothetical-C		$1,000.00	$1,018.85	$6.21-D
Class C	1.73%
Actual		$1,000.00	$1,031.60	$8.79-B
Hypothetical-C		$1,000.00	$1,016.35	$8.72-D
Class I	.73%
Actual		$1,000.00	$1,036.80	$3.72-B
Hypothetical-C		$1,000.00	$1,021.35	$3.69-D
Class Z	.63%
Actual		$1,000.00	$1,037.20	$3.21-B
Hypothetical-C		$1,000.00	$1,021.85	$3.18-D
Class Z6	.49%
Actual		$1,000.00	$1,036.90	$2.50-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Advisor Freedom 2040
Class A	1.00%
Actual		$1,000.00	$1,033.10	$5.08-B
Hypothetical-C		$1,000.00	$1,020.00	$5.05-D
Class M	1.25%
Actual		$1,000.00	$1,031.40	$6.35-B
Hypothetical-C		$1,000.00	$1,018.75	$6.31-D
Class C	1.74%
Actual		$1,000.00	$1,028.40	$8.82-B
Hypothetical-C		$1,000.00	$1,016.30	$8.77-D
Class I	.75%
Actual		$1,000.00	$1,034.20	$3.81-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class Z	.64%
Actual		$1,000.00	$1,033.80	$3.25-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class Z6	.49%
Actual		$1,000.00	$1,034.40	$2.49-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Advisor Freedom 2045
Class A	1.00%
Actual		$1,000.00	$1,032.60	$5.08-B
Hypothetical-C		$1,000.00	$1,020.00	$5.05-D
Class M	1.25%
Actual		$1,000.00	$1,031.50	$6.35-B
Hypothetical-C		$1,000.00	$1,018.75	$6.31-D
Class C	1.75%
Actual		$1,000.00	$1,028.20	$8.87-B
Hypothetical-C		$1,000.00	$1,016.25	$8.82-D
Class I	.75%
Actual		$1,000.00	$1,033.00	$3.81-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class Z	.64%
Actual		$1,000.00	$1,034.70	$3.26-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class Z6	.49%
Actual		$1,000.00	$1,033.80	$2.49-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Advisor Freedom 2050
Class A	1.00%
Actual		$1,000.00	$1,032.60	$5.08-B
Hypothetical-C		$1,000.00	$1,020.00	$5.05-D
Class M	1.25%
Actual		$1,000.00	$1,031.00	$6.35-B
Hypothetical-C		$1,000.00	$1,018.75	$6.31-D
Class C	1.74%
Actual		$1,000.00	$1,028.60	$8.82-B
Hypothetical-C		$1,000.00	$1,016.30	$8.77-D
Class I	.75%
Actual		$1,000.00	$1,033.80	$3.81-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class Z	.64%
Actual		$1,000.00	$1,034.10	$3.25-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class Z6	.49%
Actual		$1,000.00	$1,033.60	$2.49-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Advisor Freedom 2055
Class A	1.00%
Actual		$1,000.00	$1,032.50	$5.08-B
Hypothetical-C		$1,000.00	$1,020.00	$5.05-D
Class M	1.25%
Actual		$1,000.00	$1,031.30	$6.35-B
Hypothetical-C		$1,000.00	$1,018.75	$6.31-D
Class C	1.75%
Actual		$1,000.00	$1,028.70	$8.88-B
Hypothetical-C		$1,000.00	$1,016.25	$8.82-D
Class I	.75%
Actual		$1,000.00	$1,033.80	$3.81-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class Z	.64%
Actual		$1,000.00	$1,034.60	$3.26-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class Z6	.49%
Actual		$1,000.00	$1,033.70	$2.49-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Advisor Freedom 2060
Class A	1.00%
Actual		$1,000.00	$1,032.50	$5.08-B
Hypothetical-C		$1,000.00	$1,020.00	$5.05-D
Class M	1.25%
Actual		$1,000.00	$1,031.90	$6.35-B
Hypothetical-C		$1,000.00	$1,018.75	$6.31-D
Class C	1.75%
Actual		$1,000.00	$1,028.80	$8.88-B
Hypothetical-C		$1,000.00	$1,016.25	$8.82-D
Class I	.75%
Actual		$1,000.00	$1,033.80	$3.81-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class Z	.64%
Actual		$1,000.00	$1,034.50	$3.26-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class Z6	.49%
Actual		$1,000.00	$1,034.40	$2.49-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Advisor Freedom 2065
Class A	1.00%
Actual		$1,000.00	$995.00	$2.59-B
Hypothetical-C		$1,000.00	$1,020.00	$5.05-D
Class M	1.25%
Actual		$1,000.00	$995.00	$3.24-B
Hypothetical-C		$1,000.00	$1,018.75	$6.31-D
Class C	1.74%
Actual		$1,000.00	$993.00	$4.50-B
Hypothetical-C		$1,000.00	$1,016.30	$8.77-D
Class I	.75%
Actual		$1,000.00	$996.00	$1.94-B
Hypothetical-C		$1,000.00	$1,021.25	$3.79-D
Class Z	.64%
Actual		$1,000.00	$996.00	$1.66-B
Hypothetical-C		$1,000.00	$1,021.80	$3.23-D
Class Z6	.49%
Actual		$1,000.00	$996.00	$1.27-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for each fund, with the exception of Fidelity Advisor Freedom 2065 and multiplied by 95/366 (to reflect the period June 28, 2019 to September 30, 2019) for Fidelity Advisor Freedom 2065. The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that, effective June 1, 2017, each fund had implemented a new fee structure whereby it pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) no longer pay expenses, with certain limited exceptions. Following the implementation of these changes, the Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMRC expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance (for each fund except Fidelity Advisor Freedom 2065 Fund).  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the investment adviser about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund for different time periods, measured against one or more appropriate securities market indices, including a customized blended index that reflects the respective weights of the fund's asset classes (each a benchmark index) and a peer group of funds with similar objectives (peer group), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the investment adviser the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses, including acquired fund fees and expenses, but after transaction costs, if any) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses, including acquired fund fees and expenses, if any) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; the extent to which particular underlying funds affected performance; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods (for the most recent one- and three-year periods for Fidelity Advisor Freedom 2060 Fund).

Investment Performance (for Fidelity Advisor Freedom 2065 Fund).  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the fund recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to its limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

With respect to Fidelity Advisor Freedom 2065 Fund, the Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the approval of the management contract in January 2019. The Board noted that, because the fund did not commence operations until June 2019, no new competitive management fee and expense information was considered by the Board.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board. The Board considered that the charts below reflect the funds' fee structure effective June 1, 2017, as if it was in effect for the entire year.

Fidelity Advisor Freedom 2005 Fund

Fidelity Advisor Freedom 2010 Fund

Fidelity Advisor Freedom 2015 Fund

Fidelity Advisor Freedom 2020 Fund

Fidelity Advisor Freedom 2025 Fund

Fidelity Advisor Freedom 2030 Fund

Fidelity Advisor Freedom 2035 Fund

Fidelity Advisor Freedom 2040 Fund

Fidelity Advisor Freedom 2045 Fund

Fidelity Advisor Freedom 2050 Fund

Fidelity Advisor Freedom 2055 Fund

Fidelity Advisor Freedom 2060 Fund

Fidelity Advisor Freedom Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2018. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2018. The Board noted that the majority of peer funds do not have top-level management fees, similar to the funds' fee structure prior to June 1, 2017.

The Board also noted that the primary comparisons for the funds are against active and passive competitor target date funds. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that the funds' total expense ratio comparisons to competitors generally were more favorable.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2018. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees. The Board considered that, in general, various factors can affect total expense ratios.

The Board noted that the total expense ratio of Class A (including expenses of the Series Funds): (i) ranked below the competitive median for 2018 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, and Fidelity Advisor Freedom Income Fund; (ii) ranked equal to the competitive median for 2018 for Fidelity Advisor Freedom 2025 Fund and Fidelity Advisor Freedom 2030 Fund; and (iii) ranked above the competitive median for 2018 for Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, and Fidelity Advisor Freedom 2060. The Board noted that for each fund for which the total expense ratio of Class A was above the competitive median, the class was above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of Class A of each such fund is below median.

The Board noted that the total expense ratio of Class M of each fund (including expenses of the Series Funds) ranked above the competitive median for 2018. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with funds with a 0.50% 12b-1 fee, the total expense ratio of Class M of certain funds is below median and the total expense ratio of Class M of the remaining funds is above median.

The Board noted that the total expense ratio of Class C (including expenses of the Series Funds): (i) ranked equal to the competitive median for 2018 for Fidelity Advisor Freedom 2005 Fund and Fidelity Advisor Freedom Income Fund; and (ii) ranked above the competitive median for 2018 for all other funds. The Board noted that the total expense ratio of Class C was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C of certain funds is below median and the total expense ratio of Class C of the remaining funds is above median.

The Board noted that the total expense ratio of Class I (including expenses of the Series Funds): (i) ranked below the competitive median for 2018 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, and Fidelity Advisor Freedom Income Fund; and (ii) ranked above the competitive median for 2018 for Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, Fidelity Advisor Freedom 2035 Fund, Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, and Fidelity Advisor Freedom 2060 Fund. The Board noted that, for each fund for which the total expense ratio of Class I was above the competitive median, the class was above the competitive median primarily because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive and is limited to no-load products and, for certain funds, classes with similar vintages. The Board also considered that Class I has no investment minimum, unlike most competitor funds. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of Class I of each such fund is below median.

The Board noted that the total expense ratio of Class Z (including expenses of the Series Funds): (i) ranked below the competitive median for 2018 for Fidelity Advisor Freedom 2005 Fund, Fidelity Advisor Freedom 2010 Fund, Fidelity Advisor Freedom 2015 Fund, Fidelity Advisor Freedom 2020 Fund, Fidelity Advisor Freedom 2025 Fund, Fidelity Advisor Freedom 2030 Fund, and Fidelity Advisor Freedom Income Fund; (ii) ranked equal to the competitive median for 2018 for Fidelity Advisor Freedom 2035 Fund; and (iii) ranked above the competitive median for 2018 for Fidelity Advisor Freedom 2040 Fund, Fidelity Advisor Freedom 2045 Fund, Fidelity Advisor Freedom 2050 Fund, Fidelity Advisor Freedom 2055 Fund, and Fidelity Advisor Freedom 2060 Fund. The Board noted that, for each fund for which the total expense ratio of Class Z was above the competitive median, the class was above the competitive median because a number of competitor target date funds are classified by Lipper as active, even though their underlying holdings are primarily passive. The Board considered that, when the Total Mapped Group is adjusted to remove funds that invest primarily in passive products, the total expense ratio of Class Z of each such fund is below median.

The Board noted that the total expense ratio of Class Z6 (including expenses of the Series Funds) of each fund ranked below the competitive median for 2018.

The Board considered supplemental information that compared the funds to competitor funds with less than 75% passive holdings and noted that, with these adjustments, the majority of classes and 91% of assets had total expenses that were below the competitive median.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class Z6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class Z6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class Z6 of the applicable fund.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund (except Fidelity Advisor Freedom 2065 Fund) and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed and each fund's Amended and Restated Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Freedom 2065 Fund

On January 17, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contract. The Board considered FMRC’s strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund’s proposed class-level management fee rate, which will cover most expenses of the top-level fund and underlying funds. In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that the fund’s proposed management fee rate ranks above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees. The Board also considered that the projected total expense ratio of each of Class Z and Class Z6 (including expenses of the underlying Series funds) of the fund is below the median those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, and that the projected total expense ratio of each of Class A, Class M, Class C, and Class I ranked above the competitive median. The Board noted that a number of competitor target date funds are classified as active, even though their underlying holdings are primarily passive. The Board considered that, when the competitive group of funds and classes is adjusted to remove funds that invest primarily in passive products, the total expense ratio of Class A and Class I of the fund ranks below the competitive median. The Board also considered that the total expense ratio of each of Class M and Class C was above the competitive median primarily because of higher 12b-1 fees as compared to most competitor funds.

The Board considered that the proposed contractual arrangements for the fund oblige FMR to pay all “class-level” expenses of Class Z6 of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.

These contractual arrangements may not be amended to increase the fees or expenses payable by Class Z6 of the fund except by a vote of a majority of the Board of Trustees of the fund.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund’s Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Series Funds in which the fund invests and servicing the fund’s shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It is noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors that pay top-level management fees, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund’s Advisory Contract should be approved.

AFF-SANN-1119
1.792138.116

Fidelity Flex℠ Freedom Blend Funds (formerly Fidelity Flex℠ Freedom Funds) - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Fidelity Flex℠ Freedom Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Flex℠ Freedom Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Flex℠ Freedom Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	14.0
Fidelity Series Inflation-Protected Bond Index Fund	11.9
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Corporate Bond Fund	8.0
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series Government Money Market Fund 2.07%	4.7
Fidelity Series Short-Term Credit Fund	4.6
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series Commodity Strategy Fund	3.4
81.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.8%
International Equity Funds	10.6%
Bond Funds	55.3%
Short-Term Funds	23.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend Income Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	123	$1,646
Fidelity Series Commodity Strategy Fund (a)	840	3,857
Fidelity Series Large Cap Growth Index Fund (a)	124	1,323
Fidelity Series Large Cap Stock Fund (a)	90	1,305
Fidelity Series Large Cap Value Index Fund (a)	188	2,450
Fidelity Series Small Cap Opportunities Fund (a)	50	648
Fidelity Series Value Discovery Fund (a)	60	776
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,360)		12,005

International Equity Funds - 10.6%
Fidelity Series Canada Fund (a)	28	310
Fidelity Series Emerging Markets Fund (a)	55	503
Fidelity Series Emerging Markets Opportunities Fund (a)	242	4,499
Fidelity Series International Growth Fund (a)	125	2,049
Fidelity Series International Index Fund (a)	67	674
Fidelity Series International Small Cap Fund (a)	38	609
Fidelity Series International Value Fund (a)	216	2,055
Fidelity Series Overseas Fund (a)	106	1,049
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,707)		11,748

Bond Funds - 55.3%
Fidelity Series Corporate Bond Fund (a)	826	8,870
Fidelity Series Emerging Markets Debt Fund (a)	81	765
Fidelity Series Floating Rate High Income Fund (a)	18	164
Fidelity Series Government Bond Index Fund (a)	1,153	12,278
Fidelity Series High Income Fund (a)	88	835
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,313	13,232
Fidelity Series International Credit Fund (a)	6	58
Fidelity Series Investment Grade Bond Fund (a)	1,112	12,903
Fidelity Series Investment Grade Securitized Fund (a)	845	8,796
Fidelity Series Long-Term Treasury Bond Index Fund (a)	287	2,871
Fidelity Series Real Estate Income Fund (a)	48	535
TOTAL BOND FUNDS
(Cost $60,038)		61,307

Short-Term Funds - 23.3%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	5,200	5,200
Fidelity Series Short-Term Credit Fund (a)	515	5,186
Fidelity Series Treasury Bill Index Fund (a)	1,552	15,518
TOTAL SHORT-TERM FUNDS
(Cost $25,853)		25,904
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $109,958)		110,964
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$110,963

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$354	$49	$426	$--	$(46)	$69	$--
Fidelity Series Blue Chip Growth Fund	649	1,275	197	58	8	(89)	1,646
Fidelity Series Canada Fund	267	38	17	--	1	21	310
Fidelity Series Commodity Strategy Fund	3,191	818	10	34	(1)	(141)	3,857
Fidelity Series Corporate Bond Fund	--	8,847	--	7	--	23	8,870
Fidelity Series Emerging Markets Debt Fund	750	30	--	23	--	(15)	765
Fidelity Series Emerging Markets Fund	379	152	5	--	--	(23)	503
Fidelity Series Emerging Markets Opportunities Fund	3,431	1,138	95	--	1	24	4,499
Fidelity Series Floating Rate High Income Fund	161	4	1	5	--	--	164
Fidelity Series Government Bond Index Fund	--	12,232	--	6	--	46	12,278
Fidelity Series Government Money Market Fund 2.07%	19,073	1,730	15,603	227	--	--	5,200
Fidelity Series Growth Company Fund	1,298	29	1,379	--	123	(71)	--
Fidelity Series High Income Fund	805	28	7	27	--	9	835
Fidelity Series Inflation-Protected Bond Index Fund	14,228	244	1,688	29	39	409	13,232
Fidelity Series International Credit Fund	54	1	--	1	--	3	58
Fidelity Series International Growth Fund	2,489	200	849	--	52	157	2,049
Fidelity Series International Index Fund	--	680	--	--	--	(6)	674
Fidelity Series International Small Cap Fund	597	10	22	--	--	24	609
Fidelity Series International Value Fund	2,473	331	821	--	(54)	126	2,055
Fidelity Series Intrinsic Opportunities Fund	1,595	178	1,717	58	(96)	40	--
Fidelity Series Investment Grade Bond Fund	39,905	1,591	30,045	619	739	713	12,903
Fidelity Series Investment Grade Securitized Fund	--	8,788	--	5	--	8	8,796
Fidelity Series Large Cap Growth Index Fund	--	1,383	50	--	--	(10)	1,323
Fidelity Series Large Cap Stock Fund	1,380	184	248	60	(1)	(10)	1,305
Fidelity Series Large Cap Value Index Fund	386	2,257	204	--	2	9	2,450
Fidelity Series Long-Term Treasury Bond Index Fund	4,854	192	2,687	60	238	274	2,871
Fidelity Series Opportunistic Insights Fund	698	17	750	--	45	(10)	--
Fidelity Series Overseas Fund	--	1,044	--	--	--	5	1,049
Fidelity Series Real Estate Income Fund	501	20	--	19	--	14	535
Fidelity Series Short-Term Credit Fund	4,769	387	24	68	--	54	5,186
Fidelity Series Small Cap Discovery Fund	187	14	205	4	--	4	--
Fidelity Series Small Cap Opportunities Fund	573	181	83	32	(3)	(20)	648
Fidelity Series Stock Selector Large Cap Value Fund	1,051	95	1,209	--	(3)	66	--
Fidelity Series Treasury Bill Index Fund	--	15,518	--	6	--	--	15,518
Fidelity Series Value Discovery Fund	743	102	99	--	(1)	31	776
	$106,841	$59,787	$58,441	$1,348	$1,043	$1,734	$110,964

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $109,958)	$110,964
Total Investment in Securities (cost $109,958)		$110,964
Receivable for investments sold		897
Total assets		111,861
Liabilities
Payable to custodian bank	$29
Payable for investments purchased	869
Total liabilities		898
Net Assets		$110,963
Net Assets consist of:
Paid in capital		$108,538
Total accumulated earnings (loss)		2,425
Net Assets, for 10,859 shares outstanding		$110,963
Net Asset Value, offering price and redemption price per share ($110,963 ÷ 10,859 shares)		$10.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,188
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,043
Capital gain distributions from underlying funds:
Affiliated issuers	160
Total net realized gain (loss)		1,203
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,734
Total change in net unrealized appreciation (depreciation)		1,734
Net gain (loss)		2,937
Net increase (decrease) in net assets resulting from operations		$4,124

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,187	$2,605
Net realized gain (loss)	1,203	1,606
Change in net unrealized appreciation (depreciation)	1,734	(563)
Net increase (decrease) in net assets resulting from operations	4,124	3,648
Distributions to shareholders	(1,815)	(4,468)
Share transactions
Reinvestment of distributions	1,815	4,468
Net increase (decrease) in net assets resulting from share transactions	1,815	4,468
Total increase (decrease) in net assets	4,124	3,648
Net Assets
Beginning of period	106,839	103,191
End of period	$110,963	$106,839
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	181	456
Net increase (decrease)	181	456

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend Income Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.25	.18
Net realized and unrealized gain (loss)	.27	.10	.13
Total from investment operations	.38	.35	.31
Distributions from net investment income	(.10)	(.25)	(.16)
Distributions from net realized gain	(.07)	(.18)	(.06)
Total distributions	(.17)	(.43)	(.22)
Net asset value, end of period	$10.22	$10.01	$10.09
Total ReturnC	3.83%	3.63%	3.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %F
Expenses net of fee waivers, if any	- %F,G	- %G	- %F
Expenses net of all reductions	- %F,G	- %G	- %F
Net investment income (loss)	2.18%F	2.51%	2.21%F
Supplemental Data
Net assets, end of period (000 omitted)	$111	$107	$103
Portfolio turnover rateE	107%F	23%	10%F

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	10.9
Fidelity Series Inflation-Protected Bond Index Fund	10.7
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	4.7
Fidelity Series Government Money Market Fund 2.07%	4.0
Fidelity Series Short-Term Credit Fund	4.0
Fidelity Series Large Cap Value Index Fund	3.6
75.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.3%
International Equity Funds	13.1%
Bond Funds	51.6%
Short-Term Funds	20.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend 2005 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	203	$2,708
Fidelity Series Commodity Strategy Fund (a)	850	3,900
Fidelity Series Large Cap Growth Index Fund (a)	197	2,111
Fidelity Series Large Cap Stock Fund (a)	146	2,115
Fidelity Series Large Cap Value Index Fund (a)	304	3,972
Fidelity Series Small Cap Opportunities Fund (a)	82	1,051
Fidelity Series Value Discovery Fund (a)	97	1,258
TOTAL DOMESTIC EQUITY FUNDS
(Cost $17,530)		17,115

International Equity Funds - 13.1%
Fidelity Series Canada Fund (a)	37	409
Fidelity Series Emerging Markets Fund (a)	63	581
Fidelity Series Emerging Markets Opportunities Fund (a)	280	5,203
Fidelity Series International Growth Fund (a)	165	2,706
Fidelity Series International Index Fund (a)	88	890
Fidelity Series International Small Cap Fund (a)	50	803
Fidelity Series International Value Fund (a)	286	2,714
Fidelity Series Overseas Fund (a)	140	1,384
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,671)		14,690

Bond Funds - 51.6%
Fidelity Series Corporate Bond Fund (a)	781	8,385
Fidelity Series Emerging Markets Debt Fund (a)	82	773
Fidelity Series Floating Rate High Income Fund (a)	18	167
Fidelity Series Government Bond Index Fund (a)	1,090	11,606
Fidelity Series High Income Fund (a)	89	844
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,188	11,971
Fidelity Series International Credit Fund (a)	6	59
Fidelity Series Investment Grade Bond Fund (a)	1,051	12,197
Fidelity Series Investment Grade Securitized Fund (a)	799	8,315
Fidelity Series Long-Term Treasury Bond Index Fund (a)	292	2,919
Fidelity Series Real Estate Income Fund (a)	48	542
TOTAL BOND FUNDS
(Cost $56,566)		57,778

Short-Term Funds - 20.0%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	4,509	4,509
Fidelity Series Short-Term Credit Fund (a)	446	4,498
Fidelity Series Treasury Bill Index Fund (a)	1,346	13,454
TOTAL SHORT-TERM FUNDS
(Cost $22,422)		22,461
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $111,189)		112,044
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$112,044

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$599	$57	$694	$--	$(83)	$121	$--
Fidelity Series Blue Chip Growth Fund	1,076	2,038	270	97	14	(150)	2,708
Fidelity Series Canada Fund	357	37	12	--	--	27	409
Fidelity Series Commodity Strategy Fund	3,221	823	--	34	--	(144)	3,900
Fidelity Series Corporate Bond Fund	--	8,362	--	6	--	23	8,385
Fidelity Series Emerging Markets Debt Fund	757	33	2	23	--	(15)	773
Fidelity Series Emerging Markets Fund	475	140	5	--	--	(29)	581
Fidelity Series Emerging Markets Opportunities Fund	4,295	986	99	--	5	16	5,203
Fidelity Series Floating Rate High Income Fund	162	6	1	5	--	--	167
Fidelity Series Government Bond Index Fund	--	11,563	--	5	--	43	11,606
Fidelity Series Government Money Market Fund 2.07%	16,087	1,879	13,457	194	--	--	4,509
Fidelity Series Growth Company Fund	2,181	36	2,303	--	212	(126)	--
Fidelity Series High Income Fund	812	27	5	28	1	9	844
Fidelity Series Inflation-Protected Bond Index Fund	12,403	395	1,219	25	27	365	11,971
Fidelity Series International Credit Fund	55	1	--	1	--	3	59
Fidelity Series International Growth Fund	3,325	241	1,138	--	70	208	2,706
Fidelity Series International Index Fund	--	898	--	--	--	(8)	890
Fidelity Series International Small Cap Fund	797	8	33	--	(1)	32	803
Fidelity Series International Value Fund	3,303	321	1,003	--	(72)	165	2,714
Fidelity Series Intrinsic Opportunities Fund	2,679	209	2,794	96	(161)	67	--
Fidelity Series Investment Grade Bond Fund	37,236	2,038	28,440	580	695	668	12,197
Fidelity Series Investment Grade Securitized Fund	--	8,307	--	5	--	8	8,315
Fidelity Series Large Cap Growth Index Fund	--	2,247	119	--	(1)	(16)	2,111
Fidelity Series Large Cap Stock Fund	2,323	254	449	100	1	(14)	2,115
Fidelity Series Large Cap Value Index Fund	649	3,652	349	--	5	15	3,972
Fidelity Series Long-Term Treasury Bond Index Fund	5,082	215	2,914	63	260	276	2,919
Fidelity Series Opportunistic Insights Fund	1,173	36	1,271	--	75	(13)	--
Fidelity Series Overseas Fund	--	1,378	--	--	--	6	1,384
Fidelity Series Real Estate Income Fund	506	22	--	20	--	14	542
Fidelity Series Short-Term Credit Fund	4,023	468	39	58	--	46	4,498
Fidelity Series Small Cap Discovery Fund	313	15	335	7	1	6	--
Fidelity Series Small Cap Opportunities Fund	963	295	168	53	(9)	(30)	1,051
Fidelity Series Stock Selector Large Cap Value Fund	1,768	85	1,958	--	(1)	106	--
Fidelity Series Treasury Bill Index Fund	--	13,454	--	5	--	--	13,454
Fidelity Series Value Discovery Fund	1,253	154	199	--	(4)	54	1,258
	$107,873	$60,680	$59,276	$1,405	$1,034	$1,733	$112,044

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $111,189)	$112,044
Total Investment in Securities (cost $111,189)		$112,044
Receivable for investments sold		1,142
Total assets		113,186
Liabilities
Payable to custodian bank	$62
Payable for investments purchased	1,080
Total liabilities		1,142
Net Assets		$112,044
Net Assets consist of:
Paid in capital		$108,817
Total accumulated earnings (loss)		3,227
Net Assets, for 10,893 shares outstanding		$112,044
Net Asset Value, offering price and redemption price per share ($112,044 ÷ 10,893 shares)		$10.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,141
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,034
Capital gain distributions from underlying funds:
Affiliated issuers	264
Total net realized gain (loss)		1,298
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,733
Total change in net unrealized appreciation (depreciation)		1,733
Net gain (loss)		3,031
Net increase (decrease) in net assets resulting from operations		$4,171

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,140	$2,602
Net realized gain (loss)	1,298	2,179
Change in net unrealized appreciation (depreciation)	1,733	(1,151)
Net increase (decrease) in net assets resulting from operations	4,171	3,630
Distributions to shareholders	(1,578)	(5,040)
Share transactions
Reinvestment of distributions	1,578	5,040
Net increase (decrease) in net assets resulting from share transactions	1,578	5,040
Total increase (decrease) in net assets	4,171	3,630
Net Assets
Beginning of period	107,873	104,243
End of period	$112,044	$107,873
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	159	519
Net increase (decrease)	159	519

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2005 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.05	$10.21	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.25	.18
Net realized and unrealized gain (loss)	.28	.08	.25
Total from investment operations	.39	.33	.43
Distributions from net investment income	(.05)	(.25)	(.14)
Distributions from net realized gain	(.10)	(.24)	(.08)
Total distributions	(.15)	(.49)	(.22)
Net asset value, end of period	$10.29	$10.05	$10.21
Total ReturnC	3.90%	3.43%	4.29%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %G	- %F
Expenses net of fee waivers, if any	- %F,G	- %G	- %F
Expenses net of all reductions	- %F,G	- %G	- %F
Net investment income (loss)	2.07%F	2.49%	2.21%F
Supplemental Data
Net assets, end of period (000 omitted)	$112	$108	$104
Portfolio turnover rateE	108%F	23%	13%F

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.8
Fidelity Series Treasury Bill Index Fund	9.5
Fidelity Series Government Bond Index Fund	9.3
Fidelity Series Inflation-Protected Bond Index Fund	9.2
Fidelity Series Corporate Bond Fund	6.8
Fidelity Series Investment Grade Securitized Fund	6.7
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series Large Cap Value Index Fund	5.3
Fidelity Series Blue Chip Growth Fund	3.6
Fidelity Series Commodity Strategy Fund	3.5
69.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.1%
International Equity Funds	16.4%
Bond Funds	46.6%
Short-Term Funds	15.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend 2010 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	302	$4,025
Fidelity Series Commodity Strategy Fund (a)	858	3,937
Fidelity Series Large Cap Growth Index Fund (a)	298	3,184
Fidelity Series Large Cap Stock Fund (a)	220	3,190
Fidelity Series Large Cap Value Index Fund (a)	459	5,991
Fidelity Series Small Cap Opportunities Fund (a)	126	1,618
Fidelity Series Value Discovery Fund (a)	146	1,897
TOTAL DOMESTIC EQUITY FUNDS
(Cost $24,348)		23,842

International Equity Funds - 16.4%
Fidelity Series Canada Fund (a)	49	541
Fidelity Series Emerging Markets Fund (a)	74	683
Fidelity Series Emerging Markets Opportunities Fund (a)	329	6,114
Fidelity Series International Growth Fund (a)	218	3,573
Fidelity Series International Index Fund (a)	117	1,175
Fidelity Series International Small Cap Fund (a)	66	1,061
Fidelity Series International Value Fund (a)	377	3,583
Fidelity Series Overseas Fund (a)	184	1,828
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $18,551)		18,558

Bond Funds - 46.6%
Fidelity Series Corporate Bond Fund (a)	710	7,624
Fidelity Series Emerging Markets Debt Fund (a)	83	779
Fidelity Series Floating Rate High Income Fund (a)	18	168
Fidelity Series Government Bond Index Fund (a)	991	10,554
Fidelity Series High Income Fund (a)	90	853
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,033	10,412
Fidelity Series International Credit Fund (a)	6	60
Fidelity Series Investment Grade Bond Fund (a)	956	11,093
Fidelity Series Investment Grade Securitized Fund (a)	726	7,561
Fidelity Series Long-Term Treasury Bond Index Fund (a)	293	2,937
Fidelity Series Real Estate Income Fund (a)	49	547
TOTAL BOND FUNDS
(Cost $51,463)		52,588

Short-Term Funds - 15.9%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	3,608	3,608
Fidelity Series Short-Term Credit Fund (a)	357	3,599
Fidelity Series Treasury Bill Index Fund (a)	1,077	10,767
TOTAL SHORT-TERM FUNDS
(Cost $17,941)		17,974
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $112,303)		112,962
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$112,963

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$881	$62	$999	$--	$(108)	$164	$--
Fidelity Series Blue Chip Growth Fund	1,587	3,020	379	147	15	(218)	4,025
Fidelity Series Canada Fund	461	69	26	--	1	36	541
Fidelity Series Commodity Strategy Fund	3,246	837	--	34	--	(146)	3,937
Fidelity Series Corporate Bond Fund	--	7,603	--	6	--	21	7,624
Fidelity Series Emerging Markets Debt Fund	762	37	4	23	--	(16)	779
Fidelity Series Emerging Markets Fund	584	139	5	--	1	(36)	683
Fidelity Series Emerging Markets Opportunities Fund	5,285	911	109	--	5	22	6,114
Fidelity Series Floating Rate High Income Fund	163	5	--	5	--	--	168
Fidelity Series Government Bond Index Fund	--	10,515	--	5	--	39	10,554
Fidelity Series Government Money Market Fund 2.07%	12,791	1,626	10,809	155	--	--	3,608
Fidelity Series Growth Company Fund	3,217	53	3,399	--	317	(188)	--
Fidelity Series High Income Fund	819	27	2	28	--	9	853
Fidelity Series Inflation-Protected Bond Index Fund	10,235	439	581	21	9	310	10,412
Fidelity Series International Credit Fund	56	1	--	1	--	3	60
Fidelity Series International Growth Fund	4,296	314	1,395	--	86	272	3,573
Fidelity Series International Index Fund	--	1,185	--	--	--	(10)	1,175
Fidelity Series International Small Cap Fund	1,030	28	37	--	(1)	41	1,061
Fidelity Series International Value Fund	4,268	416	1,220	--	(83)	202	3,583
Fidelity Series Intrinsic Opportunities Fund	3,953	251	4,063	146	(240)	99	--
Fidelity Series Investment Grade Bond Fund	33,629	2,182	25,955	525	630	607	11,093
Fidelity Series Investment Grade Securitized Fund	--	7,554	--	5	--	7	7,561
Fidelity Series Large Cap Growth Index Fund	--	3,363	154	--	(1)	(24)	3,184
Fidelity Series Large Cap Stock Fund	3,426	340	555	150	2	(23)	3,190
Fidelity Series Large Cap Value Index Fund	956	5,433	427	--	6	23	5,991
Fidelity Series Long-Term Treasury Bond Index Fund	5,340	243	3,209	66	287	276	2,937
Fidelity Series Opportunistic Insights Fund	1,730	27	1,845	--	116	(28)	--
Fidelity Series Overseas Fund	--	1,823	--	--	--	5	1,828
Fidelity Series Real Estate Income Fund	510	24	1	20	--	14	547
Fidelity Series Short-Term Credit Fund	3,198	402	38	46	--	37	3,599
Fidelity Series Small Cap Discovery Fund	463	15	489	10	1	10	--
Fidelity Series Small Cap Opportunities Fund	1,420	432	175	80	(6)	(53)	1,618
Fidelity Series Stock Selector Large Cap Value Fund	2,610	103	2,870	--	(2)	159	--
Fidelity Series Treasury Bill Index Fund	--	10,767	--	4	--	--	10,767
Fidelity Series Value Discovery Fund	1,848	252	277	--	(6)	80	1,897
	$108,764	$60,498	$59,023	$1,477	$1,029	$1,694	$112,962

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $112,303)	$112,962
Total Investment in Securities (cost $112,303)		$112,962
Receivable for investments sold		1,255
Total assets		114,217
Liabilities
Payable for investments purchased	$1,254
Total liabilities		1,254
Net Assets		$112,963
Net Assets consist of:
Paid in capital		$109,864
Total accumulated earnings (loss)		3,099
Net Assets, for 10,998 shares outstanding		$112,963
Net Asset Value, offering price and redemption price per share ($112,963 ÷ 10,998 shares)		$10.27

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,080
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,079
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,029
Capital gain distributions from underlying funds:
Affiliated issuers	397
Total net realized gain (loss)		1,426
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,694
Total change in net unrealized appreciation (depreciation)		1,694
Net gain (loss)		3,120
Net increase (decrease) in net assets resulting from operations		$4,199

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,079	$2,593
Net realized gain (loss)	1,426	2,753
Change in net unrealized appreciation (depreciation)	1,694	(1,739)
Net increase (decrease) in net assets resulting from operations	4,199	3,607
Distributions to shareholders	(1,944)	(5,511)
Share transactions
Reinvestment of distributions	1,944	5,511
Net increase (decrease) in net assets resulting from share transactions	1,944	5,511
Total increase (decrease) in net assets	4,199	3,607
Net Assets
Beginning of period	108,764	105,157
End of period	$112,963	$108,764
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	196	568
Net increase (decrease)	196	568

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2010 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.07	$10.28	$10.00
Income from Investment Operations
Net investment income (loss)B	.10	.25	.19
Net realized and unrealized gain (loss)	.28	.07	.33
Total from investment operations	.38	.32	.52
Distributions from net investment income	(.04)	(.25)	(.15)
Distributions from net realized gain	(.14)	(.29)	(.10)
Total distributions	(.18)	(.53)C	(.24)D
Net asset value, end of period	$10.27	$10.07	$10.28
Total ReturnE	3.83%	3.40%	5.20%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %H
Net investment income (loss)	1.94%H	2.46%	2.22%H
Supplemental Data
Net assets, end of period (000 omitted)	$113	$109	$105
Portfolio turnover rateG	106%H	23%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.246 and distributions from net realized gain of $.286 per share.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.095 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	8.7
Fidelity Series Government Bond Index Fund	8.3
Fidelity Series Inflation-Protected Bond Index Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series Treasury Bill Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.2
Fidelity Series Corporate Bond Fund	6.0
Fidelity Series Investment Grade Securitized Fund	5.9
Fidelity Series Blue Chip Growth Fund	4.7
Fidelity Series International Value Fund	3.9
65.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.9%
International Equity Funds	19.8%
Bond Funds	41.5%
Short-Term Funds	11.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend 2015 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	405	$5,402
Fidelity Series Commodity Strategy Fund (a)	865	3,972
Fidelity Series Large Cap Growth Index Fund (a)	400	4,273
Fidelity Series Large Cap Stock Fund (a)	298	4,313
Fidelity Series Large Cap Value Index Fund (a)	616	8,040
Fidelity Series Small Cap Opportunities Fund (a)	165	2,127
Fidelity Series Value Discovery Fund (a)	196	2,546
TOTAL DOMESTIC EQUITY FUNDS
(Cost $31,265)		30,673

International Equity Funds - 19.8%
Fidelity Series Canada Fund (a)	61	674
Fidelity Series Emerging Markets Fund (a)	86	788
Fidelity Series Emerging Markets Opportunities Fund (a)	380	7,057
Fidelity Series International Growth Fund (a)	272	4,453
Fidelity Series International Index Fund (a)	145	1,465
Fidelity Series International Small Cap Fund (a)	82	1,322
Fidelity Series International Value Fund (a)	470	4,466
Fidelity Series Overseas Fund (a)	230	2,278
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $22,514)		22,503

Bond Funds - 41.5%
Fidelity Series Corporate Bond Fund (a)	632	6,792
Fidelity Series Emerging Markets Debt Fund (a)	84	785
Fidelity Series Floating Rate High Income Fund (a)	18	170
Fidelity Series Government Bond Index Fund (a)	883	9,402
Fidelity Series High Income Fund (a)	91	862
Fidelity Series Inflation-Protected Bond Index Fund (a)	900	9,075
Fidelity Series International Credit Fund (a)	6	61
Fidelity Series Investment Grade Bond Fund (a)	852	9,878
Fidelity Series Investment Grade Securitized Fund (a)	647	6,736
Fidelity Series Long-Term Treasury Bond Index Fund (a)	295	2,958
Fidelity Series Real Estate Income Fund (a)	49	552
TOTAL BOND FUNDS
(Cost $46,245)		47,271

Short-Term Funds - 11.8%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	2,686	2,686
Fidelity Series Short-Term Credit Fund (a)	266	2,679
Fidelity Series Treasury Bill Index Fund (a)	801	8,013
TOTAL SHORT-TERM FUNDS
(Cost $13,349)		13,378
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $113,373)		113,825
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$113,825

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$1,172	$65	$1,311	$--	$(168)	$242	$--
Fidelity Series Blue Chip Growth Fund	2,112	3,953	386	197	17	(294)	5,402
Fidelity Series Canada Fund	567	78	14	--	--	43	674
Fidelity Series Commodity Strategy Fund	3,270	851	1	35	--	(148)	3,972
Fidelity Series Corporate Bond Fund	--	6,773	--	5	--	19	6,792
Fidelity Series Emerging Markets Debt Fund	768	40	7	24	(1)	(15)	785
Fidelity Series Emerging Markets Fund	671	168	10	--	--	(41)	788
Fidelity Series Emerging Markets Opportunities Fund	6,070	1,053	94	--	1	27	7,057
Fidelity Series Floating Rate High Income Fund	165	5	--	5	--	--	170
Fidelity Series Government Bond Index Fund	--	9,368	--	4	--	34	9,402
Fidelity Series Government Money Market Fund 2.07%	9,832	1,357	8,503	119	--	--	2,686
Fidelity Series Growth Company Fund	4,276	58	4,504	--	422	(252)	--
Fidelity Series High Income Fund	825	28	--	28	--	9	862
Fidelity Series Inflation-Protected Bond Index Fund	8,072	879	126	17	--	250	9,075
Fidelity Series International Credit Fund	57	1	--	1	--	3	61
Fidelity Series International Growth Fund	5,284	391	1,662	--	103	337	4,453
Fidelity Series International Index Fund	--	1,478	--	--	--	(13)	1,465
Fidelity Series International Small Cap Fund	1,267	115	109	--	(5)	54	1,322
Fidelity Series International Value Fund	5,250	512	1,442	--	(97)	243	4,466
Fidelity Series Intrinsic Opportunities Fund	5,248	278	5,338	196	(322)	134	--
Fidelity Series Investment Grade Bond Fund	29,732	2,244	23,194	465	557	539	9,878
Fidelity Series Investment Grade Securitized Fund	--	6,730	--	4	--	6	6,736
Fidelity Series Large Cap Growth Index Fund	--	4,486	180	--	(1)	(32)	4,273
Fidelity Series Large Cap Stock Fund	4,537	401	597	203	4	(32)	4,313
Fidelity Series Large Cap Value Index Fund	1,269	7,225	492	--	6	32	8,040
Fidelity Series Long-Term Treasury Bond Index Fund	5,489	269	3,389	68	319	270	2,958
Fidelity Series Opportunistic Insights Fund	2,297	27	2,440	--	142	(26)	--
Fidelity Series Overseas Fund	--	2,270	--	--	--	8	2,278
Fidelity Series Real Estate Income Fund	514	26	2	20	--	14	552
Fidelity Series Short-Term Credit Fund	2,458	346	155	35	2	28	2,679
Fidelity Series Small Cap Discovery Fund	615	15	644	14	(3)	17	--
Fidelity Series Small Cap Opportunities Fund	1,888	568	249	108	(12)	(68)	2,127
Fidelity Series Stock Selector Large Cap Value Fund	3,465	42	3,711	--	(7)	211	--
Fidelity Series Treasury Bill Index Fund	--	8,013	--	3	--	--	8,013
Fidelity Series Value Discovery Fund	2,451	281	285	--	(5)	104	2,546
	$109,621	$60,394	$58,845	$1,551	$952	$1,703	$113,825

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $113,373)	$113,825
Total Investment in Securities (cost $113,373)		$113,825
Receivable for investments sold		1,329
Total assets		115,154
Liabilities
Payable to custodian bank	$149
Payable for investments purchased	1,180
Total liabilities		1,329
Net Assets		$113,825
Net Assets consist of:
Paid in capital		$110,942
Total accumulated earnings (loss)		2,883
Net Assets, for 11,104 shares outstanding		$113,825
Net Asset Value, offering price and redemption price per share ($113,825 ÷ 11,104 shares)		$10.25

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,020
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		1,019
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	952
Capital gain distributions from underlying funds:
Affiliated issuers	531
Total net realized gain (loss)		1,483
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,703
Total change in net unrealized appreciation (depreciation)		1,703
Net gain (loss)		3,186
Net increase (decrease) in net assets resulting from operations		$4,205

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,019	$2,582
Net realized gain (loss)	1,483	3,377
Change in net unrealized appreciation (depreciation)	1,703	(2,392)
Net increase (decrease) in net assets resulting from operations	4,205	3,567
Distributions to shareholders	(2,348)	(5,994)
Share transactions
Reinvestment of distributions	2,348	5,994
Net increase (decrease) in net assets resulting from share transactions	2,348	5,994
Total increase (decrease) in net assets	4,205	3,567
Net Assets
Beginning of period	109,620	106,053
End of period	$113,825	$109,620
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	236	618
Net increase (decrease)	236	618

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2015 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.35	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.24	.19
Net realized and unrealized gain (loss)	.29	.08	.42
Total from investment operations	.38	.32	.61
Distributions from net investment income	(.04)	(.24)	(.15)
Distributions from net realized gain	(.18)	(.33)	(.11)
Total distributions	(.22)	(.58)C	(.26)
Net asset value, end of period	$10.25	$10.09	$10.35
Total ReturnD	3.80%	3.37%	6.09%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %G
Net investment income (loss)	1.82%G	2.43%	2.21%G
Supplemental Data
Net assets, end of period (000 omitted)	$114	$110	$106
Portfolio turnover rateF	105%G	23%	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.58 per share is comprised of distributions from net investment income of $.244 and distributions from net realized gain of $.333 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of the Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Investment Grade Bond Fund	7.7
Fidelity Series Government Bond Index Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series Inflation-Protected Bond Index Fund	6.8
Fidelity Series Blue Chip Growth Fund	5.8
Fidelity Series Corporate Bond Fund	5.3
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series Large Cap Stock Fund	4.6
63.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.1%
International Equity Funds	22.7%
Bond Funds	37.0%
Short-Term Funds	8.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend 2020 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	498	$6,644
Fidelity Series Commodity Strategy Fund (a)	868	3,986
Fidelity Series Large Cap Growth Index Fund (a)	490	5,236
Fidelity Series Large Cap Stock Fund (a)	362	5,246
Fidelity Series Large Cap Value Index Fund (a)	754	9,854
Fidelity Series Small Cap Opportunities Fund (a)	203	2,607
Fidelity Series Value Discovery Fund (a)	240	3,120
TOTAL DOMESTIC EQUITY FUNDS
(Cost $37,366)		36,693

International Equity Funds - 22.7%
Fidelity Series Canada Fund (a)	71	791
Fidelity Series Emerging Markets Fund (a)	96	880
Fidelity Series Emerging Markets Opportunities Fund (a)	424	7,870
Fidelity Series International Growth Fund (a)	319	5,229
Fidelity Series International Index Fund (a)	171	1,720
Fidelity Series International Small Cap Fund (a)	96	1,552
Fidelity Series International Value Fund (a)	552	5,243
Fidelity Series Overseas Fund (a)	270	2,675
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $25,987)		25,960

Bond Funds - 37.0%
Fidelity Series Corporate Bond Fund (a)	561	6,030
Fidelity Series Emerging Markets Debt Fund (a)	84	786
Fidelity Series Floating Rate High Income Fund (a)	18	170
Fidelity Series Government Bond Index Fund (a)	784	8,347
Fidelity Series High Income Fund (a)	91	866
Fidelity Series Inflation-Protected Bond Index Fund (a)	774	7,804
Fidelity Series International Credit Fund (a)	7	74
Fidelity Series Investment Grade Bond Fund (a)	756	8,771
Fidelity Series Investment Grade Securitized Fund (a)	574	5,980
Fidelity Series Long-Term Treasury Bond Index Fund (a)	296	2,966
Fidelity Series Real Estate Income Fund (a)	49	552
TOTAL BOND FUNDS
(Cost $41,420)		42,346

Short-Term Funds - 8.2%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	1,888	1,888
Fidelity Series Short-Term Credit Fund (a)	187	1,883
Fidelity Series Treasury Bill Index Fund (a)	563	5,633
TOTAL SHORT-TERM FUNDS
(Cost $9,383)		9,404
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $114,156)		114,403
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$114,402

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$1,415	$43	$1,545	$--	$(187)	$274	$--
Fidelity Series Blue Chip Growth Fund	2,561	4,892	479	239	30	(360)	6,644
Fidelity Series Canada Fund	657	97	13	--	--	50	791
Fidelity Series Commodity Strategy Fund	3,285	872	23	35	(2)	(146)	3,986
Fidelity Series Corporate Bond Fund	--	6,014	--	4	--	16	6,030
Fidelity Series Emerging Markets Debt Fund	770	42	10	23	(1)	(15)	786
Fidelity Series Emerging Markets Fund	746	182	1	--	--	(47)	880
Fidelity Series Emerging Markets Opportunities Fund	6,759	1,170	85	--	--	26	7,870
Fidelity Series Floating Rate High Income Fund	163	7	--	5	--	--	170
Fidelity Series Government Bond Index Fund	--	8,316	--	4	--	31	8,347
Fidelity Series Government Money Market Fund 2.07%	7,418	1,188	6,718	90	--	--	1,888
Fidelity Series Growth Company Fund	5,179	117	5,504	--	497	(289)	--
Fidelity Series High Income Fund	829	30	2	28	--	9	866
Fidelity Series Inflation-Protected Bond Index Fund	5,994	1,741	119	13	--	188	7,804
Fidelity Series International Credit Fund	69	1	--	1	--	4	74
Fidelity Series International Growth Fund	6,126	455	1,862	--	116	394	5,229
Fidelity Series International Index Fund	--	1,735	--	--	--	(15)	1,720
Fidelity Series International Small Cap Fund	1,469	145	118	--	(6)	62	1,552
Fidelity Series International Value Fund	6,086	585	1,597	--	(107)	276	5,243
Fidelity Series Intrinsic Opportunities Fund	6,350	293	6,409	242	(396)	162	--
Fidelity Series Investment Grade Bond Fund	26,338	2,148	20,683	412	490	478	8,771
Fidelity Series Investment Grade Securitized Fund	--	5,974	--	4	--	6	5,980
Fidelity Series Large Cap Growth Index Fund	--	5,489	212	--	(2)	(39)	5,236
Fidelity Series Large Cap Stock Fund	5,488	480	682	246	(2)	(38)	5,246
Fidelity Series Large Cap Value Index Fund	1,534	8,830	557	--	8	39	9,854
Fidelity Series Long-Term Treasury Bond Index Fund	5,638	289	3,561	70	331	269	2,966
Fidelity Series Opportunistic Insights Fund	2,791	32	2,963	--	174	(34)	--
Fidelity Series Overseas Fund	--	2,664	--	--	--	11	2,675
Fidelity Series Real Estate Income Fund	516	26	5	20	--	15	552
Fidelity Series Short-Term Credit Fund	1,855	297	290	27	1	20	1,883
Fidelity Series Small Cap Discovery Fund	734	16	767	16	(4)	21	--
Fidelity Series Small Cap Opportunities Fund	2,281	708	284	132	(14)	(84)	2,607
Fidelity Series Stock Selector Large Cap Value Fund	4,193	80	4,525	--	(2)	254	--
Fidelity Series Treasury Bill Index Fund	--	5,633	--	2	--	--	5,633
Fidelity Series Value Discovery Fund	2,964	356	320	--	(6)	126	3,120
	$110,208	$60,947	$59,334	$1,613	$918	$1,664	$114,403

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $114,156)	$114,403
Total Investment in Securities (cost $114,156)		$114,403
Receivable for investments sold		1,273
Total assets		115,676
Liabilities
Payable to custodian bank	$88
Payable for investments purchased	1,186
Total liabilities		1,274
Net Assets		$114,402
Net Assets consist of:
Paid in capital		$111,702
Total accumulated earnings (loss)		2,700
Net Assets, for 11,181 shares outstanding		$114,402
Net Asset Value, offering price and redemption price per share ($114,402 ÷ 11,181 shares)		$10.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$966
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		965
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	918
Capital gain distributions from underlying funds:
Affiliated issuers	647
Total net realized gain (loss)		1,565
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,664
Total change in net unrealized appreciation (depreciation)		1,664
Net gain (loss)		3,229
Net increase (decrease) in net assets resulting from operations		$4,194

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$965	$2,576
Net realized gain (loss)	1,565	3,834
Change in net unrealized appreciation (depreciation)	1,664	(2,888)
Net increase (decrease) in net assets resulting from operations	4,194	3,522
Distributions to shareholders	(2,663)	(6,307)
Share transactions
Reinvestment of distributions	2,663	6,307
Net increase (decrease) in net assets resulting from share transactions	2,663	6,307
Total increase (decrease) in net assets	4,194	3,522
Net Assets
Beginning of period	110,208	106,686
End of period	$114,402	$110,208
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	268	651
Net increase (decrease)	268	651

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2020 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.10	$10.40	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.24	.19
Net realized and unrealized gain (loss)	.28	.07	.48
Total from investment operations	.37	.31	.67
Distributions from net investment income	(.03)	(.24)	(.16)
Distributions from net realized gain	(.21)	(.36)	(.12)
Total distributions	(.24)	(.61)C	(.27)D
Net asset value, end of period	$10.23	$10.10	$10.40
Total ReturnE	3.78%	3.28%	6.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %H
Net investment income (loss)	1.71%H	2.41%	2.22%H
Supplemental Data
Net assets, end of period (000 omitted)	$114	$110	$107
Portfolio turnover rateG	105%H	22%	14%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.61 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.363 per share.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.116 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of the Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	7.5
Fidelity Series Investment Grade Bond Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.6
Fidelity Series Government Bond Index Fund	6.6
Fidelity Series Inflation-Protected Bond Index Fund	6.1
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Large Cap Growth Index Fund	5.2
Fidelity Series International Value Fund	5.1
Fidelity Series International Growth Fund	5.1
64.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.2%
International Equity Funds	25.1%
Bond Funds	33.7%
Short-Term Funds	5.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend 2025 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.2%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	572	$7,629
Fidelity Series Commodity Strategy Fund (a)	875	4,018
Fidelity Series Large Cap Growth Index Fund (a)	564	6,034
Fidelity Series Large Cap Stock Fund (a)	417	6,045
Fidelity Series Large Cap Value Index Fund (a)	869	11,352
Fidelity Series Small Cap Opportunities Fund (a)	236	3,037
Fidelity Series Value Discovery Fund (a)	276	3,595
TOTAL DOMESTIC EQUITY FUNDS
(Cost $42,465)		41,710

International Equity Funds - 25.1%
Fidelity Series Canada Fund (a)	80	889
Fidelity Series Emerging Markets Fund (a)	104	956
Fidelity Series Emerging Markets Opportunities Fund (a)	460	8,551
Fidelity Series International Growth Fund (a)	359	5,873
Fidelity Series International Index Fund (a)	192	1,932
Fidelity Series International Small Cap Fund (a)	108	1,744
Fidelity Series International Value Fund (a)	620	5,890
Fidelity Series Overseas Fund (a)	303	3,005
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $28,888)		28,840

Bond Funds - 33.7%
Fidelity Series Corporate Bond Fund (a)	507	5,449
Fidelity Series Emerging Markets Debt Fund (a)	84	790
Fidelity Series Floating Rate High Income Fund (a)	18	171
Fidelity Series Government Bond Index Fund (a)	708	7,543
Fidelity Series High Income Fund (a)	92	870
Fidelity Series Inflation-Protected Bond Index Fund (a)	693	6,990
Fidelity Series International Credit Fund (a)	7	74
Fidelity Series Investment Grade Bond Fund (a)	683	7,926
Fidelity Series Investment Grade Securitized Fund (a)	519	5,404
Fidelity Series Long-Term Treasury Bond Index Fund (a)	295	2,958
Fidelity Series Real Estate Income Fund (a)	49	555
TOTAL BOND FUNDS
(Cost $37,886)		38,730

Short-Term Funds - 5.0%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	1,148	1,148
Fidelity Series Short-Term Credit Fund (a)	114	1,145
Fidelity Series Treasury Bill Index Fund (a)	343	3,426
TOTAL SHORT-TERM FUNDS
(Cost $5,705)		5,719
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $114,944)		114,999
NET OTHER ASSETS (LIABILITIES) - 0.0%		2
NET ASSETS - 100%		$115,001

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$1,637	$25	$1,763	$--	$(242)	$343	$--
Fidelity Series Blue Chip Growth Fund	2,947	5,617	547	280	26	(414)	7,629
Fidelity Series Canada Fund	734	111	12	--	--	56	889
Fidelity Series Commodity Strategy Fund	3,301	886	20	36	(1)	(148)	4,018
Fidelity Series Corporate Bond Fund	--	5,434	--	4	--	15	5,449
Fidelity Series Emerging Markets Debt Fund	774	43	11	24	(1)	(15)	790
Fidelity Series Emerging Markets Fund	810	197	--	--	--	(51)	956
Fidelity Series Emerging Markets Opportunities Fund	7,333	1,258	66	--	--	26	8,551
Fidelity Series Floating Rate High Income Fund	164	7	--	5	--	--	171
Fidelity Series Government Bond Index Fund	--	7,515	--	3	--	28	7,543
Fidelity Series Government Money Market Fund 2.07%	5,119	1,054	5,025	62	--	--	1,148
Fidelity Series Growth Company Fund	5,970	116	6,325	--	567	(328)	--
Fidelity Series High Income Fund	833	32	4	28	--	9	870
Fidelity Series Inflation-Protected Bond Index Fund	4,810	2,134	105	10	--	151	6,990
Fidelity Series International Credit Fund	69	1	--	1	--	4	74
Fidelity Series International Growth Fund	6,847	458	2,001	--	125	444	5,873
Fidelity Series International Index Fund	--	1,949	--	--	--	(17)	1,932
Fidelity Series International Small Cap Fund	1,642	167	129	--	(8)	72	1,744
Fidelity Series International Value Fund	6,801	598	1,697	--	(119)	307	5,890
Fidelity Series Intrinsic Opportunities Fund	7,331	426	7,485	284	(474)	202	--
Fidelity Series Investment Grade Bond Fund	22,523	3,267	18,683	355	399	420	7,926
Fidelity Series Investment Grade Securitized Fund	--	5,399	--	3	--	5	5,404
Fidelity Series Large Cap Growth Index Fund	--	6,329	248	--	(2)	(45)	6,034
Fidelity Series Large Cap Stock Fund	6,355	470	732	285	(2)	(46)	6,045
Fidelity Series Large Cap Value Index Fund	1,773	10,148	624	--	9	46	11,352
Fidelity Series Long-Term Treasury Bond Index Fund	6,228	374	4,340	77	472	224	2,958
Fidelity Series Opportunistic Insights Fund	3,212	30	3,405	--	197	(34)	--
Fidelity Series Overseas Fund	--	2,994	--	--	--	11	3,005
Fidelity Series Real Estate Income Fund	519	27	6	20	--	15	555
Fidelity Series Short-Term Credit Fund	1,280	268	419	18	3	13	1,145
Fidelity Series Small Cap Discovery Fund	847	19	884	19	(4)	22	--
Fidelity Series Small Cap Opportunities Fund	2,637	828	314	152	(14)	(100)	3,037
Fidelity Series Stock Selector Large Cap Value Fund	4,841	37	5,167	--	(10)	299	--
Fidelity Series Treasury Bill Index Fund	--	3,426	--	1	--	--	3,426
Fidelity Series Value Discovery Fund	3,423	396	363	--	(6)	145	3,595
Total	$110,760	$62,040	$60,375	$1,667	$915	$1,659	$114,999

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $114,944)	$114,999
Total Investment in Securities (cost $114,944)		$114,999
Receivable for investments sold		1,317
Total assets		116,316
Liabilities
Payable to custodian bank	$48
Payable for investments purchased	1,267
Total liabilities		1,315
Net Assets		$115,001
Net Assets consist of:
Paid in capital		$112,452
Total accumulated earnings (loss)		2,549
Net Assets, for 11,257 shares outstanding		$115,001
Net Asset Value, offering price and redemption price per share ($115,001 ÷ 11,257 shares)		$10.22

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$915
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		914
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	915
Capital gain distributions from underlying funds:
Affiliated issuers	752
Total net realized gain (loss)		1,667
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,659
Total change in net unrealized appreciation (depreciation)		1,659
Net gain (loss)		3,326
Net increase (decrease) in net assets resulting from operations		$4,240

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$914	$2,553
Net realized gain (loss)	1,667	4,301
Change in net unrealized appreciation (depreciation)	1,659	(3,382)
Net increase (decrease) in net assets resulting from operations	4,240	3,472
Distributions to shareholders	(2,991)	(6,609)
Share transactions
Reinvestment of distributions	2,991	6,609
Net increase (decrease) in net assets resulting from share transactions	2,991	6,609
Total increase (decrease) in net assets	4,240	3,472
Net Assets
Beginning of period	110,761	107,289
End of period	$115,001	$110,761
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	302	683
Net increase (decrease)	302	683

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2025 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.11	$10.44	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.24	.19
Net realized and unrealized gain (loss)	.30	.06	.54
Total from investment operations	.38	.30	.73
Distributions from net investment income	(.03)	(.24)	(.16)
Distributions from net realized gain	(.25)	(.39)	(.13)
Total distributions	(.27)C	(.63)	(.29)
Net asset value, end of period	$10.22	$10.11	$10.44
Total ReturnD	3.87%	3.28%	7.24%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %G
Net investment income (loss)	1.62%G	2.37%	2.20%G
Supplemental Data
Net assets, end of period (000 omitted)	$115	$111	$107
Portfolio turnover rateF	107%G	22%	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.27 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.246 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	11.8
Fidelity Series Emerging Markets Opportunities Fund	8.3
Fidelity Series Blue Chip Growth Fund	7.9
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series Large Cap Growth Index Fund	6.3
Fidelity Series International Value Fund	6.0
Fidelity Series International Growth Fund	5.9
Fidelity Series Investment Grade Bond Fund	5.7
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Inflation-Protected Bond Index Fund	4.0
67.6

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.7%
International Equity Funds	28.8%
Bond Funds	27.5%
Short-Term Funds	1.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend 2030 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.7%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	689	$9,188
Fidelity Series Commodity Strategy Fund (a)	887	4,072
Fidelity Series Large Cap Growth Index Fund (a)	680	7,268
Fidelity Series Large Cap Stock Fund (a)	506	7,331
Fidelity Series Large Cap Value Index Fund (a)	1,047	13,674
Fidelity Series Small Cap Opportunities Fund (a)	291	3,747
Fidelity Series Value Discovery Fund (a)	333	4,331
TOTAL DOMESTIC EQUITY FUNDS
(Cost $50,513)		49,611

International Equity Funds - 28.8%
Fidelity Series Canada Fund (a)	94	1,044
Fidelity Series Emerging Markets Fund (a)	117	1,078
Fidelity Series Emerging Markets Opportunities Fund (a)	519	9,644
Fidelity Series International Growth Fund (a)	421	6,897
Fidelity Series International Index Fund (a)	225	2,268
Fidelity Series International Small Cap Fund (a)	127	2,048
Fidelity Series International Value Fund (a)	728	6,917
Fidelity Series Overseas Fund (a)	356	3,529
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $33,491)		33,425

Bond Funds - 27.5%
Fidelity Series Corporate Bond Fund (a)	421	4,525
Fidelity Series Emerging Markets Debt Fund (a)	85	799
Fidelity Series Floating Rate High Income Fund (a)	19	175
Fidelity Series Government Bond Index Fund (a)	588	6,264
Fidelity Series High Income Fund (a)	92	879
Fidelity Series Inflation-Protected Bond Index Fund (a)	462	4,658
Fidelity Series International Credit Fund (a)	6	63
Fidelity Series Investment Grade Bond Fund (a)	567	6,581
Fidelity Series Investment Grade Securitized Fund (a)	431	4,488
Fidelity Series Long-Term Treasury Bond Index Fund (a)	299	2,991
Fidelity Series Real Estate Income Fund (a)	50	561
TOTAL BOND FUNDS
(Cost $31,230)		31,984

Short-Term Funds - 1.0%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	241	241
Fidelity Series Short-Term Credit Fund (a)	24	240
Fidelity Series Treasury Bill Index Fund (a)	72	719
TOTAL SHORT-TERM FUNDS
(Cost $1,196)		1,200
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $116,430)		116,220
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$116,220

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,003	$65	$2,194	$--	$(303)	$429	$--
Fidelity Series Blue Chip Growth Fund	3,608	6,787	731	337	21	(497)	9,188
Fidelity Series Canada Fund	868	137	29	--	1	67	1,044
Fidelity Series Commodity Strategy Fund	3,337	922	34	36	(4)	(149)	4,072
Fidelity Series Corporate Bond Fund	--	4,513	--	3	--	12	4,525
Fidelity Series Emerging Markets Debt Fund	784	47	16	24	(1)	(15)	799
Fidelity Series Emerging Markets Fund	927	209	--	--	--	(58)	1,078
Fidelity Series Emerging Markets Opportunities Fund	8,384	1,294	64	--	2	28	9,644
Fidelity Series Floating Rate High Income Fund	168	7	--	5	--	--	175
Fidelity Series Government Bond Index Fund	--	6,241	--	3	--	23	6,264
Fidelity Series Government Money Market Fund 2.07%	1,475	651	1,885	18	--	--	241
Fidelity Series Growth Company Fund	7,314	25	7,625	--	680	(394)	--
Fidelity Series High Income Fund	842	37	9	29	--	9	879
Fidelity Series Inflation-Protected Bond Index Fund	1,794	2,799	--	5	--	65	4,658
Fidelity Series International Credit Fund	59	1	--	1	--	3	63
Fidelity Series International Growth Fund	8,091	531	2,393	--	150	518	6,897
Fidelity Series International Index Fund	--	2,288	--	--	--	(20)	2,268
Fidelity Series International Small Cap Fund	1,941	189	156	--	(13)	87	2,048
Fidelity Series International Value Fund	8,038	923	2,269	--	(168)	393	6,917
Fidelity Series Intrinsic Opportunities Fund	8,986	480	9,135	343	(587)	256	--
Fidelity Series Investment Grade Bond Fund	17,708	3,592	15,369	284	313	337	6,581
Fidelity Series Investment Grade Securitized Fund	--	4,484	--	3	--	4	4,488
Fidelity Series Large Cap Growth Index Fund	--	7,650	326	--	(2)	(54)	7,268
Fidelity Series Large Cap Stock Fund	7,794	547	953	349	(2)	(55)	7,331
Fidelity Series Large Cap Value Index Fund	2,173	12,242	806	--	10	55	13,674
Fidelity Series Long-Term Treasury Bond Index Fund	6,438	459	4,641	80	521	214	2,991
Fidelity Series Opportunistic Insights Fund	3,933	43	4,175	--	238	(39)	--
Fidelity Series Overseas Fund	--	3,525	--	--	--	4	3,529
Fidelity Series Real Estate Income Fund	524	31	9	20	--	15	561
Fidelity Series Short-Term Credit Fund	369	181	315	5	4	1	240
Fidelity Series Small Cap Discovery Fund	1,054	23	1,099	23	(10)	32	--
Fidelity Series Small Cap Opportunities Fund	3,228	954	292	187	(12)	(131)	3,747
Fidelity Series Stock Selector Large Cap Value Fund	5,922	19	6,290	--	(30)	379	--
Fidelity Series Treasury Bill Index Fund	--	719	--	--	--	--	719
Fidelity Series Value Discovery Fund	4,207	469	515	--	(10)	180	4,331
Total	$111,969	$63,084	$61,330	$1,755	$798	$1,699	$116,220

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $116,430)	$116,220
Total Investment in Securities (cost $116,430)		$116,220
Receivable for investments sold		1,853
Total assets		118,073
Liabilities
Payable to custodian bank	$200
Payable for investments purchased	1,653
Total liabilities		1,853
Net Assets		$116,220
Net Assets consist of:
Paid in capital		$114,169
Total accumulated earnings (loss)		2,051
Net Assets, for 11,430 shares outstanding		$116,220
Net Asset Value, offering price and redemption price per share ($116,220 ÷ 11,430 shares)		$10.17

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$841
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		840
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	798
Capital gain distributions from underlying funds:
Affiliated issuers	914
Total net realized gain (loss)		1,712
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,699
Total change in net unrealized appreciation (depreciation)		1,699
Net gain (loss)		3,411
Net increase (decrease) in net assets resulting from operations		$4,251

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$840	$2,533
Net realized gain (loss)	1,712	5,177
Change in net unrealized appreciation (depreciation)	1,699	(4,330)
Net increase (decrease) in net assets resulting from operations	4,251	3,380
Distributions to shareholders	(3,703)	(7,326)
Share transactions
Reinvestment of distributions	3,703	7,325
Net increase (decrease) in net assets resulting from share transactions	3,703	7,325
Total increase (decrease) in net assets	4,251	3,379
Net Assets
Beginning of period	111,969	108,590
End of period	$116,220	$111,969
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	375	758
Net increase (decrease)	375	758

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2030 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$10.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.24	.18
Net realized and unrealized gain (loss)	.31	.04	.68
Total from investment operations	.38	.28	.86
Distributions from net investment income	(.02)	(.24)	(.17)
Distributions from net realized gain	(.31)	(.46)	(.15)
Total distributions	(.34)C	(.70)	(.31)D
Net asset value, end of period	$10.17	$10.13	$10.55
Total ReturnE	3.80%	3.09%	8.63%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %H
Net investment income (loss)	1.47%H	2.32%	2.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$116	$112	$109
Portfolio turnover rateG	107%H	20%	15%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.34 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.314 per share.

 D Total distributions of $.31 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.149 per share

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	9.8
Fidelity Series Emerging Markets Opportunities Fund	9.5
Fidelity Series Large Cap Stock Fund	7.8
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.1
Fidelity Series International Growth Fund	7.1
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Small Cap Opportunities Fund	3.9
Fidelity Series Overseas Fund	3.7
75.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.9%
International Equity Funds	34.0%
Bond Funds	13.3%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend 2035 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	858	$11,439
Fidelity Series Commodity Strategy Fund (a)	882	4,047
Fidelity Series Large Cap Growth Index Fund (a)	846	9,047
Fidelity Series Large Cap Stock Fund (a)	626	9,064
Fidelity Series Large Cap Value Index Fund (a)	1,303	17,022
Fidelity Series Small Cap Opportunities Fund (a)	350	4,504
Fidelity Series Value Discovery Fund (a)	414	5,390
TOTAL DOMESTIC EQUITY FUNDS
(Cost $61,591)		60,513

International Equity Funds - 34.0%
Fidelity Series Canada Fund (a)	113	1,256
Fidelity Series Emerging Markets Fund (a)	135	1,240
Fidelity Series Emerging Markets Opportunities Fund (a)	597	11,095
Fidelity Series International Growth Fund (a)	507	8,299
Fidelity Series International Index Fund (a)	271	2,729
Fidelity Series International Small Cap Fund (a)	153	2,464
Fidelity Series International Value Fund (a)	876	8,322
Fidelity Series Overseas Fund (a)	428	4,246
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $39,782)		39,651

Bond Funds - 13.3%
Fidelity Series Corporate Bond Fund (a)	148	1,587
Fidelity Series Emerging Markets Debt Fund (a)	85	803
Fidelity Series Floating Rate High Income Fund (a)	19	177
Fidelity Series Government Bond Index Fund (a)	206	2,197
Fidelity Series High Income Fund (a)	93	884
Fidelity Series Inflation-Protected Bond Index Fund (a)	233	2,348
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	199	2,307
Fidelity Series Investment Grade Securitized Fund (a)	151	1,574
Fidelity Series Long-Term Treasury Bond Index Fund (a)	300	3,004
Fidelity Series Real Estate Income Fund (a)	50	565
TOTAL BOND FUNDS
(Cost $14,989)		15,497

Short-Term Funds - 0.8%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	195	195
Fidelity Series Short-Term Credit Fund (a)	19	195
Fidelity Series Treasury Bill Index Fund (a)	58	582
TOTAL SHORT-TERM FUNDS
(Cost $968)		972
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $117,330)		116,633
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$116,634

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,455	$6	$2,608	$--	$(386)	$533	$--
Fidelity Series Blue Chip Growth Fund	4,428	8,348	756	414	35	(616)	11,439
Fidelity Series Canada Fund	1,034	166	24	--	1	79	1,256
Fidelity Series Commodity Strategy Fund	3,359	986	143	36	(11)	(144)	4,047
Fidelity Series Corporate Bond Fund	--	1,583	--	1	--	4	1,587
Fidelity Series Emerging Markets Debt Fund	789	51	21	24	(1)	(15)	803
Fidelity Series Emerging Markets Fund	1,056	252	--	--	--	(68)	1,240
Fidelity Series Emerging Markets Opportunities Fund	9,551	1,528	13	--	1	28	11,095
Fidelity Series Floating Rate High Income Fund	169	8	--	5	--	--	177
Fidelity Series Government Bond Index Fund	--	2,189	--	1	--	8	2,197
Fidelity Series Government Money Market Fund 2.07%	1,485	633	1,923	18	--	--	195
Fidelity Series Growth Company Fund	8,966	56	9,369	--	816	(469)	--
Fidelity Series High Income Fund	848	40	13	29	--	9	884
Fidelity Series Inflation-Protected Bond Index Fund	338	1,998	--	1	--	12	2,348
Fidelity Series International Credit Fund	48	0	--	1	--	3	51
Fidelity Series International Growth Fund	9,635	630	2,759	--	171	622	8,299
Fidelity Series International Index Fund	--	2,753	--	--	--	(24)	2,729
Fidelity Series International Small Cap Fund	2,311	240	175	--	(18)	106	2,464
Fidelity Series International Value Fund	9,573	1,106	2,625	--	(181)	449	8,322
Fidelity Series Intrinsic Opportunities Fund	11,016	585	11,184	422	(778)	361	--
Fidelity Series Investment Grade Bond Fund	3,587	3,524	4,937	68	59	74	2,307
Fidelity Series Investment Grade Securitized Fund	--	1,573	--	1	--	1	1,574
Fidelity Series Large Cap Growth Index Fund	--	9,409	292	--	(2)	(68)	9,047
Fidelity Series Large Cap Stock Fund	9,550	656	1,064	431	(12)	(66)	9,064
Fidelity Series Large Cap Value Index Fund	2,669	15,043	771	--	13	68	17,022
Fidelity Series Long-Term Treasury Bond Index Fund	6,480	496	4,715	80	530	213	3,004
Fidelity Series Opportunistic Insights Fund	4,822	52	5,115	--	292	(51)	--
Fidelity Series Overseas Fund	--	4,247	--	--	--	(1)	4,246
Fidelity Series Real Estate Income Fund	529	32	11	20	--	15	565
Fidelity Series Short-Term Credit Fund	372	139	321	5	3	2	195
Fidelity Series Small Cap Discovery Fund	1,296	28	1,353	28	(22)	51	--
Fidelity Series Small Cap Opportunities Fund	3,958	1,183	459	230	(33)	(145)	4,504
Fidelity Series Stock Selector Large Cap Value Fund	7,274	--	7,701	--	(56)	483	--
Fidelity Series Treasury Bill Index Fund	--	587	5	--	--	--	582
Fidelity Series Value Discovery Fund	5,137	582	538	--	(10)	219	5,390
Total	$112,735	$60,709	$58,895	$1,815	$411	$1,673	$116,633

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $117,330)	$116,633
Total Investment in Securities (cost $117,330)		$116,633
Receivable for investments sold		1,573
Total assets		118,206
Liabilities
Payable for investments purchased	$1,572
Total liabilities		1,572
Net Assets		$116,634
Net Assets consist of:
Paid in capital		$115,415
Total accumulated earnings (loss)		1,219
Net Assets, for 11,554 shares outstanding		$116,634
Net Asset Value, offering price and redemption price per share ($116,634 ÷ 11,554 shares)		$10.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$691
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		690
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	411
Capital gain distributions from underlying funds:
Affiliated issuers	1,124
Total net realized gain (loss)		1,535
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,673
Total change in net unrealized appreciation (depreciation)		1,673
Net gain (loss)		3,208
Net increase (decrease) in net assets resulting from operations		$3,898

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$690	$2,379
Net realized gain (loss)	1,535	6,169
Change in net unrealized appreciation (depreciation)	1,673	(5,564)
Net increase (decrease) in net assets resulting from operations	3,898	2,984
Distributions to shareholders	(4,356)	(7,779)
Share transactions
Reinvestment of distributions	4,356	7,779
Net increase (decrease) in net assets resulting from share transactions	4,356	7,779
Total increase (decrease) in net assets	3,898	2,984
Net Assets
Beginning of period	112,736	109,752
End of period	$116,634	$112,736
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	442	805
Net increase (decrease)	442	805

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2035 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.15	$10.65	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.22	.17
Net realized and unrealized gain (loss)	.27	.02	.81
Total from investment operations	.33	.24	.98
Distributions from net investment income	(.01)	(.22)	(.16)
Distributions from net realized gain	(.38)	(.52)	(.16)
Total distributions	(.39)	(.74)	(.33)C
Net asset value, end of period	$10.09	$10.15	$10.65
Total ReturnD	3.37%	2.75%	9.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %G
Net investment income (loss)	1.20%G	2.16%	2.02%G
Supplemental Data
Net assets, end of period (000 omitted)	$117	$113	$110
Portfolio turnover rateF	103%G	20%	14%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.33 per share is comprised of distributions from net investment income of $.164 and distributions from net realized gain of $.164 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	15.7
Fidelity Series Blue Chip Growth Fund	10.8
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.5
Fidelity Series Large Cap Growth Index Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series International Growth Fund	7.6
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Small Cap Opportunities Fund	4.2
Fidelity Series Overseas Fund	3.9
81.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.4%
Bond Funds	6.3%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend 2040 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	942	$12,552
Fidelity Series Commodity Strategy Fund (a)	890	4,085
Fidelity Series Large Cap Growth Index Fund (a)	909	9,719
Fidelity Series Large Cap Stock Fund (a)	686	9,939
Fidelity Series Large Cap Value Index Fund (a)	1,400	18,287
Fidelity Series Small Cap Opportunities Fund (a)	376	4,838
Fidelity Series Value Discovery Fund (a)	445	5,791
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,356)		65,211

International Equity Funds - 36.4%
Fidelity Series Canada Fund (a)	122	1,346
Fidelity Series Emerging Markets Fund (a)	142	1,308
Fidelity Series Emerging Markets Opportunities Fund (a)	630	11,704
Fidelity Series International Growth Fund (a)	543	8,893
Fidelity Series International Index Fund (a)	290	2,925
Fidelity Series International Small Cap Fund (a)	164	2,640
Fidelity Series International Value Fund (a)	939	8,918
Fidelity Series Overseas Fund (a)	459	4,550
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $42,442)		42,284

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	85	800
Fidelity Series Floating Rate High Income Fund (a)	19	177
Fidelity Series High Income Fund (a)	93	880
Fidelity Series Inflation-Protected Bond Index Fund (a)	181	1,824
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Long-Term Treasury Bond Index Fund (a)	299	2,992
Fidelity Series Real Estate Income Fund (a)	50	562
TOTAL BOND FUNDS
(Cost $6,936)		7,286

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	288	288
Fidelity Series Short-Term Credit Fund (a)	29	288
Fidelity Series Treasury Bill Index Fund (a)	86	860
TOTAL SHORT-TERM FUNDS
(Cost $1,431)		1,436
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $117,165)		116,217
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$116,218

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$68	$2,854	$--	$(410)	$575	$--
Fidelity Series Blue Chip Growth Fund	4,723	8,919	460	446	40	(670)	12,552
Fidelity Series Canada Fund	1,094	172	4	--	--	84	1,346
Fidelity Series Commodity Strategy Fund	3,356	981	96	36	(12)	(144)	4,085
Fidelity Series Emerging Markets Debt Fund	789	53	25	24	(2)	(15)	800
Fidelity Series Emerging Markets Fund	1,103	274	--	--	--	(69)	1,308
Fidelity Series Emerging Markets Opportunities Fund	9,972	1,707	--	--	--	25	11,704
Fidelity Series Floating Rate High Income Fund	169	8	--	5	--	--	177
Fidelity Series Government Money Market Fund 2.07%	783	573	1,068	11	--	--	288
Fidelity Series Growth Company Fund	9,575	43	9,991	--	862	(489)	--
Fidelity Series High Income Fund	847	42	18	29	--	9	880
Fidelity Series Inflation-Protected Bond Index Fund	337	1,487	7	1	--	7	1,824
Fidelity Series International Credit Fund	48	0	--	1	--	3	51
Fidelity Series International Growth Fund	10,196	701	2,844	--	159	681	8,893
Fidelity Series International Index Fund	--	2,950	--	--	--	(25)	2,925
Fidelity Series International Small Cap Fund	2,446	271	171	--	(15)	109	2,640
Fidelity Series International Value Fund	10,129	1,021	2,508	--	(182)	458	8,918
Fidelity Series Intrinsic Opportunities Fund	11,763	700	12,014	455	(881)	432	--
Fidelity Series Investment Grade Bond Fund	957	97	1,094	13	51	(11)	--
Fidelity Series Large Cap Growth Index Fund	--	10,138	343	--	(3)	(73)	9,719
Fidelity Series Large Cap Stock Fund	10,196	809	976	463	(20)	(70)	9,939
Fidelity Series Large Cap Value Index Fund	2,844	16,233	876	--	11	75	18,287
Fidelity Series Long-Term Treasury Bond Index Fund	3,984	416	1,836	49	127	301	2,992
Fidelity Series Opportunistic Insights Fund	5,149	60	5,465	--	306	(50)	--
Fidelity Series Overseas Fund	--	4,548	--	--	--	2	4,550
Fidelity Series Real Estate Income Fund	528	34	15	20	--	15	562
Fidelity Series Short-Term Credit Fund	196	155	65	3	--	2	288
Fidelity Series Small Cap Discovery Fund	1,377	30	1,434	30	(30)	57	--
Fidelity Series Small Cap Opportunities Fund	4,226	1,267	462	248	(39)	(154)	4,838
Fidelity Series Stock Selector Large Cap Value Fund	7,766	--	8,227	--	(56)	517	--
Fidelity Series Treasury Bill Index Fund	--	860	--	--	--	--	860
Fidelity Series Value Discovery Fund	5,500	648	580	--	(14)	237	5,791
Total	$112,674	$55,265	$53,433	$1,834	$(108)	$1,819	$116,217

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $117,165)	$116,217
Total Investment in Securities (cost $117,165)		$116,217
Receivable for investments sold		1,422
Total assets		117,639
Liabilities
Payable to custodian bank	$87
Payable for investments purchased	1,334
Total liabilities		1,421
Net Assets		$116,218
Net Assets consist of:
Paid in capital		$115,738
Total accumulated earnings (loss)		480
Net Assets, for 11,592 shares outstanding		$116,218
Net Asset Value, offering price and redemption price per share ($116,218 ÷ 11,592 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$624
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(108)
Capital gain distributions from underlying funds:
Affiliated issuers	1,210
Total net realized gain (loss)		1,102
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,819
Total change in net unrealized appreciation (depreciation)		1,819
Net gain (loss)		2,921
Net increase (decrease) in net assets resulting from operations		$3,544

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$623	$2,345
Net realized gain (loss)	1,102	6,501
Change in net unrealized appreciation (depreciation)	1,819	(6,056)
Net increase (decrease) in net assets resulting from operations	3,544	2,790
Distributions to shareholders	(4,562)	(7,876)
Share transactions
Reinvestment of distributions	4,562	7,876
Net increase (decrease) in net assets resulting from share transactions	4,562	7,876
Total increase (decrease) in net assets	3,544	2,790
Net Assets
Beginning of period	112,674	109,884
End of period	$116,218	$112,674
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	465	818
Net increase (decrease)	465	818

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2040 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.22	.17
Net realized and unrealized gain (loss)	.26	–C	.82
Total from investment operations	.31	.22	.99
Distributions from net investment income	(.01)	(.22)	(.17)
Distributions from net realized gain	(.40)	(.53)	(.17)
Total distributions	(.41)	(.75)	(.33)D
Net asset value, end of period	$10.03	$10.13	$10.66
Total ReturnE	3.15%	2.57%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %H
Net investment income (loss)	1.08%H	2.13%	2.01%H
Supplemental Data
Net assets, end of period (000 omitted)	$116	$113	$110
Portfolio turnover rateG	93%H	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.165 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	15.8
Fidelity Series Blue Chip Growth Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	8.6
Fidelity Series Large Cap Stock Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series International Growth Fund	7.6
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Small Cap Opportunities Fund	4.2
Fidelity Series Overseas Fund	3.9
81.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.4%
Bond Funds	6.3%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend 2045 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	922	$12,290
Fidelity Series Commodity Strategy Fund (a)	890	4,086
Fidelity Series Large Cap Growth Index Fund (a)	941	10,064
Fidelity Series Large Cap Stock Fund (a)	672	9,739
Fidelity Series Large Cap Value Index Fund (a)	1,410	18,413
Fidelity Series Small Cap Opportunities Fund (a)	376	4,839
Fidelity Series Value Discovery Fund (a)	445	5,792
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,356)		65,223

International Equity Funds - 36.4%
Fidelity Series Canada Fund (a)	122	1,346
Fidelity Series Emerging Markets Fund (a)	142	1,308
Fidelity Series Emerging Markets Opportunities Fund (a)	630	11,706
Fidelity Series International Growth Fund (a)	543	8,894
Fidelity Series International Index Fund (a)	290	2,925
Fidelity Series International Small Cap Fund (a)	164	2,641
Fidelity Series International Value Fund (a)	939	8,919
Fidelity Series Overseas Fund (a)	459	4,550
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $42,448)		42,289

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	85	799
Fidelity Series Floating Rate High Income Fund (a)	19	178
Fidelity Series High Income Fund (a)	93	879
Fidelity Series Inflation-Protected Bond Index Fund (a)	181	1,826
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Long-Term Treasury Bond Index Fund (a)	299	2,993
Fidelity Series Real Estate Income Fund (a)	50	561
TOTAL BOND FUNDS
(Cost $6,933)		7,287

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	288	288
Fidelity Series Short-Term Credit Fund (a)	29	288
Fidelity Series Treasury Bill Index Fund (a)	86	860
TOTAL SHORT-TERM FUNDS
(Cost $1,431)		1,436
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $117,168)		116,235
NET OTHER ASSETS (LIABILITIES) - 0.0%		4
NET ASSETS - 100%		$116,239

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$6	$2,786	$--	$(418)	$577	$--
Fidelity Series Blue Chip Growth Fund	4,733	8,920	734	447	39	(668)	12,290
Fidelity Series Canada Fund	1,094	173	5	--	--	84	1,346
Fidelity Series Commodity Strategy Fund	3,356	981	96	36	(12)	(143)	4,086
Fidelity Series Emerging Markets Debt Fund	789	53	27	24	(2)	(14)	799
Fidelity Series Emerging Markets Fund	1,103	275	--	--	--	(70)	1,308
Fidelity Series Emerging Markets Opportunities Fund	9,973	1,706	--	--	--	27	11,706
Fidelity Series Floating Rate High Income Fund	169	9	--	5	--	--	178
Fidelity Series Government Money Market Fund 2.07%	783	574	1,069	11	--	--	288
Fidelity Series Growth Company Fund	9,575	--	9,950	--	866	(491)	--
Fidelity Series High Income Fund	848	42	19	29	(1)	9	879
Fidelity Series Inflation-Protected Bond Index Fund	337	1,488	6	1	--	7	1,826
Fidelity Series International Credit Fund	48	0	--	1	--	3	51
Fidelity Series International Growth Fund	10,197	701	2,844	--	159	681	8,894
Fidelity Series International Index Fund	--	2,950	--	--	--	(25)	2,925
Fidelity Series International Small Cap Fund	2,446	271	170	--	(15)	109	2,641
Fidelity Series International Value Fund	10,131	1,020	2,508	--	(182)	458	8,919
Fidelity Series Intrinsic Opportunities Fund	11,764	689	12,003	456	(867)	417	--
Fidelity Series Investment Grade Bond Fund	957	98	1,095	13	51	(11)	--
Fidelity Series Large Cap Growth Index Fund	--	10,139	--	--	--	(75)	10,064
Fidelity Series Large Cap Stock Fund	10,197	808	1,180	462	(25)	(61)	9,739
Fidelity Series Large Cap Value Index Fund	2,845	16,214	731	--	9	76	18,413
Fidelity Series Long-Term Treasury Bond Index Fund	3,985	416	1,837	49	127	302	2,993
Fidelity Series Opportunistic Insights Fund	5,159	88	5,505	--	301	(43)	--
Fidelity Series Overseas Fund	--	4,548	--	--	--	2	4,550
Fidelity Series Real Estate Income Fund	528	34	16	20	--	15	561
Fidelity Series Short-Term Credit Fund	196	155	65	3	--	2	288
Fidelity Series Small Cap Discovery Fund	1,379	30	1,439	30	(21)	51	--
Fidelity Series Small Cap Opportunities Fund	4,227	1,270	466	248	(38)	(154)	4,839
Fidelity Series Stock Selector Large Cap Value Fund	7,748	--	8,204	--	(63)	519	--
Fidelity Series Treasury Bill Index Fund	--	860	--	--	--	--	860
Fidelity Series Value Discovery Fund	5,501	649	580	--	(15)	237	5,792
Total	$112,689	$55,167	$53,335	$1,835	$(107)	$1,821	$116,235

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $117,168)	$116,235
Total Investment in Securities (cost $117,168)		$116,235
Receivable for investments sold		1,588
Total assets		117,823
Liabilities
Payable to custodian bank	$254
Payable for investments purchased	1,330
Total liabilities		1,584
Net Assets		$116,239
Net Assets consist of:
Paid in capital		$115,727
Total accumulated earnings (loss)		512
Net Assets, for 11,590 shares outstanding		$116,239
Net Asset Value, offering price and redemption price per share ($116,239 ÷ 11,590 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$624
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(107)
Capital gain distributions from underlying funds:
Affiliated issuers	1,211
Total net realized gain (loss)		1,104
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,821
Total change in net unrealized appreciation (depreciation)		1,821
Net gain (loss)		2,925
Net increase (decrease) in net assets resulting from operations		$3,548

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$623	$2,345
Net realized gain (loss)	1,104	6,517
Change in net unrealized appreciation (depreciation)	1,821	(6,075)
Net increase (decrease) in net assets resulting from operations	3,548	2,787
Distributions to shareholders	(4,551)	(7,856)
Share transactions
Reinvestment of distributions	4,551	7,856
Net increase (decrease) in net assets resulting from share transactions	4,551	7,856
Total increase (decrease) in net assets	3,548	2,787
Net Assets
Beginning of period	112,691	109,904
End of period	$116,239	$112,691
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	463	816
Net increase (decrease)	463	816

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2045 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.22	.17
Net realized and unrealized gain (loss)	.26	–C	.82
Total from investment operations	.31	.22	.99
Distributions from net investment income	(.01)	(.22)	(.17)
Distributions from net realized gain	(.40)	(.53)	(.17)
Total distributions	(.41)	(.75)	(.33)D
Net asset value, end of period	$10.03	$10.13	$10.66
Total ReturnE	3.14%	2.55%	9.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %H
Net investment income (loss)	1.08%H	2.13%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$116	$113	$110
Portfolio turnover rate G	93%H	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.166 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	15.7
Fidelity Series Blue Chip Growth Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.6
Fidelity Series Large Cap Growth Index Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series International Growth Fund	7.6
Fidelity Series Value Discovery Fund	5.1
Fidelity Series Small Cap Opportunities Fund	4.2
Fidelity Series Overseas Fund	3.9
81.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.4%
Bond Funds	6.3%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend 2050 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	922	$12,288
Fidelity Series Commodity Strategy Fund (a)	890	4,085
Fidelity Series Large Cap Growth Index Fund (a)	909	9,719
Fidelity Series Large Cap Stock Fund (a)	689	9,987
Fidelity Series Large Cap Value Index Fund (a)	1,400	18,286
Fidelity Series Small Cap Opportunities Fund (a)	379	4,881
Fidelity Series Value Discovery Fund (a)	458	5,962
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,357)		65,208

International Equity Funds - 36.4%
Fidelity Series Canada Fund (a)	122	1,346
Fidelity Series Emerging Markets Fund (a)	142	1,308
Fidelity Series Emerging Markets Opportunities Fund (a)	630	11,704
Fidelity Series International Growth Fund (a)	543	8,893
Fidelity Series International Index Fund (a)	290	2,925
Fidelity Series International Small Cap Fund (a)	164	2,640
Fidelity Series International Value Fund (a)	939	8,918
Fidelity Series Overseas Fund (a)	459	4,550
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $42,445)		42,284

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	85	801
Fidelity Series Floating Rate High Income Fund (a)	19	177
Fidelity Series High Income Fund (a)	93	881
Fidelity Series Inflation-Protected Bond Index Fund (a)	181	1,824
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Long-Term Treasury Bond Index Fund (a)	299	2,992
Fidelity Series Real Estate Income Fund (a)	50	563
TOTAL BOND FUNDS
(Cost $6,936)		7,289

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	288	288
Fidelity Series Short-Term Credit Fund (a)	29	288
Fidelity Series Treasury Bill Index Fund (a)	86	860
TOTAL SHORT-TERM FUNDS
(Cost $1,431)		1,436
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $117,169)		116,217
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$116,217

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$--	$2,782	$--	$(415)	$576	$--
Fidelity Series Blue Chip Growth Fund	4,724	8,909	713	451	28	(660)	12,288
Fidelity Series Canada Fund	1,094	168	--	--	--	84	1,346
Fidelity Series Commodity Strategy Fund	3,356	980	95	36	(12)	(144)	4,085
Fidelity Series Emerging Markets Debt Fund	789	53	25	24	(1)	(15)	801
Fidelity Series Emerging Markets Fund	1,103	274	--	--	--	(69)	1,308
Fidelity Series Emerging Markets Opportunities Fund	9,972	1,707	--	--	--	25	11,704
Fidelity Series Floating Rate High Income Fund	169	8	--	5	--	--	177
Fidelity Series Government Money Market Fund 2.07%	783	573	1,068	11	--	--	288
Fidelity Series Growth Company Fund	9,575	--	9,956	--	871	(490)	--
Fidelity Series High Income Fund	847	42	16	29	(1)	9	881
Fidelity Series Inflation-Protected Bond Index Fund	337	1,486	6	1	--	7	1,824
Fidelity Series International Credit Fund	48	1	--	1	--	2	51
Fidelity Series International Growth Fund	10,196	701	2,844	--	158	682	8,893
Fidelity Series International Index Fund	--	2,950	--	--	--	(25)	2,925
Fidelity Series International Small Cap Fund	2,446	269	170	--	(15)	110	2,640
Fidelity Series International Value Fund	10,130	1,020	2,508	--	(182)	458	8,918
Fidelity Series Intrinsic Opportunities Fund	11,762	704	12,014	455	(863)	411	--
Fidelity Series Investment Grade Bond Fund	957	96	1,093	13	51	(11)	--
Fidelity Series Large Cap Growth Index Fund	--	10,139	344	--	(3)	(73)	9,719
Fidelity Series Large Cap Stock Fund	10,196	807	924	462	(25)	(67)	9,987
Fidelity Series Large Cap Value Index Fund	2,845	16,232	876	--	10	75	18,286
Fidelity Series Long-Term Treasury Bond Index Fund	3,984	416	1,836	49	125	303	2,992
Fidelity Series Opportunistic Insights Fund	5,149	90	5,495	--	308	(52)	--
Fidelity Series Overseas Fund	--	4,548	--	--	--	2	4,550
Fidelity Series Real Estate Income Fund	528	34	14	20	--	15	563
Fidelity Series Short-Term Credit Fund	196	157	67	3	--	2	288
Fidelity Series Small Cap Discovery Fund	1,377	31	1,435	30	(30)	57	--
Fidelity Series Small Cap Opportunities Fund	4,226	1,323	476	248	(34)	(158)	4,881
Fidelity Series Stock Selector Large Cap Value Fund	7,766	--	8,226	--	(61)	521	--
Fidelity Series Treasury Bill Index Fund	--	860	--	--	--	--	860
Fidelity Series Value Discovery Fund	5,500	556	314	--	(11)	231	5,962
Total	$112,676	$55,134	$53,297	$1,838	$(102)	$1,806	$116,217

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $117,169)	$116,217
Total Investment in Securities (cost $117,169)		$116,217
Receivable for investments sold		1,336
Total assets		117,553
Liabilities
Payable for investments purchased	$1,336
Total liabilities		1,336
Net Assets		$116,217
Net Assets consist of:
Paid in capital		$115,728
Total accumulated earnings (loss)		489
Net Assets, for 11,591 shares outstanding		$116,217
Net Asset Value, offering price and redemption price per share ($116,217 ÷ 11,591 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$623
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		622
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(102)
Capital gain distributions from underlying funds:
Affiliated issuers	1,215
Total net realized gain (loss)		1,113
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,806
Total change in net unrealized appreciation (depreciation)		1,806
Net gain (loss)		2,919
Net increase (decrease) in net assets resulting from operations		$3,541

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$622	$2,344
Net realized gain (loss)	1,113	6,504
Change in net unrealized appreciation (depreciation)	1,806	(6,065)
Net increase (decrease) in net assets resulting from operations	3,541	2,783
Distributions to shareholders	(4,572)	(7,855)
Share transactions
Reinvestment of distributions	4,572	7,855
Net increase (decrease) in net assets resulting from share transactions	4,572	7,855
Total increase (decrease) in net assets	3,541	2,783
Net Assets
Beginning of period	112,676	109,893
End of period	$116,217	$112,676
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	466	816
Net increase (decrease)	466	816

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2050 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.22	.17
Net realized and unrealized gain (loss)	.26	–C	.82
Total from investment operations	.31	.22	.99
Distributions from net investment income	(.01)	(.22)	(.17)
Distributions from net realized gain	(.40)	(.53)	(.16)
Total distributions	(.41)	(.75)	(.33)
Net asset value, end of period	$10.03	$10.13	$10.66
Total ReturnD	3.16%	2.55%	9.89%
Ratios to Average Net AssetsE,F
Expenses before reductions	- %G,H	- %H	- %G
Expenses net of fee waivers, if any	- %G,H	- %H	- %G
Expenses net of all reductions	- %G,H	- %H	- %G
Net investment income (loss)	1.08%G	2.13%	2.00%G
Supplemental Data
Net assets, end of period (000 omitted)	$116	$113	$110
Portfolio turnover rateF	93%G	20%	13%G

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	15.8
Fidelity Series Blue Chip Growth Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	8.6
Fidelity Series Large Cap Stock Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series International Growth Fund	7.6
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Small Cap Opportunities Fund	4.2
Fidelity Series Overseas Fund	3.9
81.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.4%
Bond Funds	6.3%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend 2055 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	922	$12,289
Fidelity Series Commodity Strategy Fund (a)	890	4,086
Fidelity Series Large Cap Growth Index Fund (a)	941	10,064
Fidelity Series Large Cap Stock Fund (a)	672	9,739
Fidelity Series Large Cap Value Index Fund (a)	1,410	18,419
Fidelity Series Small Cap Opportunities Fund (a)	376	4,838
Fidelity Series Value Discovery Fund (a)	445	5,791
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,378)		65,226

International Equity Funds - 36.4%
Fidelity Series Canada Fund (a)	122	1,346
Fidelity Series Emerging Markets Fund (a)	142	1,308
Fidelity Series Emerging Markets Opportunities Fund (a)	630	11,706
Fidelity Series International Growth Fund (a)	543	8,894
Fidelity Series International Index Fund (a)	290	2,925
Fidelity Series International Small Cap Fund (a)	164	2,641
Fidelity Series International Value Fund (a)	939	8,919
Fidelity Series Overseas Fund (a)	459	4,550
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $42,448)		42,289

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	85	800
Fidelity Series Floating Rate High Income Fund (a)	19	178
Fidelity Series High Income Fund (a)	93	880
Fidelity Series Inflation-Protected Bond Index Fund (a)	181	1,829
Fidelity Series International Credit Fund (a)	4	38
Fidelity Series Long-Term Treasury Bond Index Fund (a)	299	2,993
Fidelity Series Real Estate Income Fund (a)	50	562
TOTAL BOND FUNDS
(Cost $6,929)		7,280

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	288	288
Fidelity Series Short-Term Credit Fund (a)	29	288
Fidelity Series Treasury Bill Index Fund (a)	86	860
TOTAL SHORT-TERM FUNDS
(Cost $1,431)		1,436
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $117,186)		116,231
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$116,234

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$4	$2,785	$--	$(415)	$575	$--
Fidelity Series Blue Chip Growth Fund	4,724	8,865	664	451	30	(666)	12,289
Fidelity Series Canada Fund	1,094	185	18	--	--	85	1,346
Fidelity Series Commodity Strategy Fund	3,356	979	93	36	(12)	(144)	4,086
Fidelity Series Emerging Markets Debt Fund	789	53	26	24	(2)	(14)	800
Fidelity Series Emerging Markets Fund	1,103	275	--	--	--	(70)	1,308
Fidelity Series Emerging Markets Opportunities Fund	9,975	1,704	--	--	--	27	11,706
Fidelity Series Floating Rate High Income Fund	169	9	--	5	--	--	178
Fidelity Series Government Money Market Fund 2.07%	784	563	1,059	11	--	--	288
Fidelity Series Growth Company Fund	9,575	51	10,000	--	865	(491)	--
Fidelity Series High Income Fund	849	41	18	29	(1)	9	880
Fidelity Series Inflation-Protected Bond Index Fund	339	1,487	4	1	--	7	1,829
Fidelity Series International Credit Fund	36	--	--	--	--	2	38
Fidelity Series International Growth Fund	10,198	700	2,845	--	160	681	8,894
Fidelity Series International Index Fund	--	2,950	--	--	--	(25)	2,925
Fidelity Series International Small Cap Fund	2,446	271	170	--	(15)	109	2,641
Fidelity Series International Value Fund	10,131	1,016	2,504	--	(182)	458	8,919
Fidelity Series Intrinsic Opportunities Fund	11,763	683	11,998	456	(865)	417	--
Fidelity Series Investment Grade Bond Fund	958	95	1,094	13	52	(11)	--
Fidelity Series Large Cap Growth Index Fund	--	10,139	--	--	--	(75)	10,064
Fidelity Series Large Cap Stock Fund	10,208	753	1,134	463	(25)	(63)	9,739
Fidelity Series Large Cap Value Index Fund	2,845	16,235	747	--	12	74	18,419
Fidelity Series Long-Term Treasury Bond Index Fund	3,987	414	1,836	49	125	303	2,993
Fidelity Series Opportunistic Insights Fund	5,160	71	5,488	--	307	(50)	--
Fidelity Series Overseas Fund	--	4,549	--	--	--	1	4,550
Fidelity Series Real Estate Income Fund	530	32	15	20	--	15	562
Fidelity Series Short-Term Credit Fund	197	162	73	3	--	2	288
Fidelity Series Small Cap Discovery Fund	1,377	30	1,437	30	(26)	56	--
Fidelity Series Small Cap Opportunities Fund	4,238	1,327	542	248	(33)	(152)	4,838
Fidelity Series Stock Selector Large Cap Value Fund	7,736	--	8,186	--	(67)	517	--
Fidelity Series Treasury Bill Index Fund	--	860	--	--	--	--	860
Fidelity Series Value Discovery Fund	5,501	612	542	--	(15)	235	5,791
Total	$112,689	$55,115	$53,278	$1,839	$(107)	$1,812	$116,231

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $117,186)	$116,231
Total Investment in Securities (cost $117,186)		$116,231
Receivable for investments sold		1,579
Total assets		117,810
Liabilities
Payable to custodian bank	$250
Payable for investments purchased	1,326
Total liabilities		1,576
Net Assets		$116,234
Net Assets consist of:
Paid in capital		$115,739
Total accumulated earnings (loss)		495
Net Assets, for 11,592 shares outstanding		$116,234
Net Asset Value, offering price and redemption price per share ($116,234 ÷ 11,592 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$624
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(107)
Capital gain distributions from underlying funds:
Affiliated issuers	1,215
Total net realized gain (loss)		1,108
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,812
Total change in net unrealized appreciation (depreciation)		1,812
Net gain (loss)		2,920
Net increase (decrease) in net assets resulting from operations		$3,543

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$623	$2,346
Net realized gain (loss)	1,108	6,527
Change in net unrealized appreciation (depreciation)	1,812	(6,089)
Net increase (decrease) in net assets resulting from operations	3,543	2,784
Distributions to shareholders	(4,562)	(7,866)
Share transactions
Reinvestment of distributions	4,562	7,866
Net increase (decrease) in net assets resulting from share transactions	4,562	7,866
Total increase (decrease) in net assets	3,543	2,784
Net Assets
Beginning of period	112,691	109,907
End of period	$116,234	$112,691
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	465	817
Net increase (decrease)	465	817

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2055 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.22	.17
Net realized and unrealized gain (loss)	.26	–C	.82
Total from investment operations	.31	.22	.99
Distributions from net investment income	(.01)	(.22)	(.17)
Distributions from net realized gain	(.40)	(.53)	(.17)
Total distributions	(.41)	(.75)	(.33)D
Net asset value, end of period	$10.03	$10.13	$10.66
Total ReturnE	3.15%	2.56%	9.90%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %H
Net investment income (loss)	1.08%H	2.13%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$116	$113	$110
Portfolio turnover rateG	93%H	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.166 and distributions from net realized gain of $.165 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	15.7
Fidelity Series Blue Chip Growth Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.6
Fidelity Series Large Cap Growth Index Fund	8.5
Fidelity Series International Value Fund	7.7
Fidelity Series International Growth Fund	7.6
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Small Cap Opportunities Fund	4.2
Fidelity Series Overseas Fund	3.9
81.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.4%
Bond Funds	6.3%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend 2060 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	922	$12,289
Fidelity Series Commodity Strategy Fund (a)	890	4,086
Fidelity Series Large Cap Growth Index Fund (a)	930	9,945
Fidelity Series Large Cap Stock Fund (a)	689	9,988
Fidelity Series Large Cap Value Index Fund (a)	1,400	18,288
Fidelity Series Small Cap Opportunities Fund (a)	376	4,838
Fidelity Series Value Discovery Fund (a)	445	5,791
TOTAL DOMESTIC EQUITY FUNDS
(Cost $66,365)		65,225

International Equity Funds - 36.4%
Fidelity Series Canada Fund (a)	122	1,346
Fidelity Series Emerging Markets Fund (a)	142	1,308
Fidelity Series Emerging Markets Opportunities Fund (a)	630	11,705
Fidelity Series International Growth Fund (a)	543	8,893
Fidelity Series International Index Fund (a)	290	2,925
Fidelity Series International Small Cap Fund (a)	164	2,641
Fidelity Series International Value Fund (a)	939	8,918
Fidelity Series Overseas Fund (a)	459	4,550
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $42,446)		42,286

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	85	799
Fidelity Series Floating Rate High Income Fund (a)	19	177
Fidelity Series High Income Fund (a)	93	880
Fidelity Series Inflation-Protected Bond Index Fund (a)	181	1,829
Fidelity Series International Credit Fund (a)	4	38
Fidelity Series Long-Term Treasury Bond Index Fund (a)	299	2,993
Fidelity Series Real Estate Income Fund (a)	50	562
TOTAL BOND FUNDS
(Cost $6,926)		7,278

Short-Term Funds - 1.2%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	288	288
Fidelity Series Short-Term Credit Fund (a)	29	288
Fidelity Series Treasury Bill Index Fund (a)	86	860
TOTAL SHORT-TERM FUNDS
(Cost $1,431)		1,436
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $117,168)		116,225
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3)
NET ASSETS - 100%		$116,222

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$2,621	$--	$2,780	$--	$(423)	$582	$--
Fidelity Series Blue Chip Growth Fund	4,733	8,854	663	453	30	(665)	12,289
Fidelity Series Canada Fund	1,092	172	2	--	--	84	1,346
Fidelity Series Commodity Strategy Fund	3,356	979	94	36	(11)	(144)	4,086
Fidelity Series Emerging Markets Debt Fund	789	53	27	24	(2)	(14)	799
Fidelity Series Emerging Markets Fund	1,103	274	--	--	--	(69)	1,308
Fidelity Series Emerging Markets Opportunities Fund	9,975	1,705	--	--	--	25	11,705
Fidelity Series Floating Rate High Income Fund	169	8	--	5	--	--	177
Fidelity Series Government Money Market Fund 2.07%	784	544	1,040	11	--	--	288
Fidelity Series Growth Company Fund	9,574	--	9,948	--	867	(493)	--
Fidelity Series High Income Fund	849	41	19	29	(0)	9	880
Fidelity Series Inflation-Protected Bond Index Fund	339	1,488	5	1	--	7	1,829
Fidelity Series International Credit Fund	36	--	--	--	--	2	38
Fidelity Series International Growth Fund	10,197	701	2,845	--	161	679	8,893
Fidelity Series International Index Fund	--	2,951	--	--	--	(26)	2,925
Fidelity Series International Small Cap Fund	2,451	271	175	--	(20)	114	2,641
Fidelity Series International Value Fund	10,128	1,018	2,504	--	(181)	457	8,918
Fidelity Series Intrinsic Opportunities Fund	11,763	705	12,016	455	(861)	409	--
Fidelity Series Investment Grade Bond Fund	958	96	1,094	13	51	(11)	--
Fidelity Series Large Cap Growth Index Fund	--	10,139	119	--	(1)	(74)	9,945
Fidelity Series Large Cap Stock Fund	10,197	809	929	463	(21)	(68)	9,988
Fidelity Series Large Cap Value Index Fund	2,845	16,234	876	--	11	74	18,288
Fidelity Series Long-Term Treasury Bond Index Fund	3,986	414	1,837	49	127	303	2,993
Fidelity Series Opportunistic Insights Fund	5,159	60	5,476	--	300	(43)	--
Fidelity Series Overseas Fund	--	4,548	--	--	--	2	4,550
Fidelity Series Real Estate Income Fund	530	32	15	20	--	15	562
Fidelity Series Short-Term Credit Fund	197	217	128	3	--	2	288
Fidelity Series Small Cap Discovery Fund	1,379	34	1,443	30	(26)	56	--
Fidelity Series Small Cap Opportunities Fund	4,226	1,323	518	248	(39)	(154)	4,838
Fidelity Series Stock Selector Large Cap Value Fund	7,748	--	8,203	--	(61)	516	--
Fidelity Series Treasury Bill Index Fund	--	860	--	--	--	--	860
Fidelity Series Value Discovery Fund	5,501	604	537	--	(12)	235	5,791
Total	$112,685	$55,134	$53,293	$1,840	$(111)	$1,810	$116,225

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $117,168)	$116,225
Total Investment in Securities (cost $117,168)		$116,225
Receivable for investments sold		1,870
Total assets		118,095
Liabilities
Payable to custodian bank	$506
Payable for investments purchased	1,367
Total liabilities		1,873
Net Assets		$116,222
Net Assets consist of:
Paid in capital		$115,726
Total accumulated earnings (loss)		496
Net Assets, for 11,591 shares outstanding		$116,222
Net Asset Value, offering price and redemption price per share ($116,222 ÷ 11,591 shares)		$10.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$624
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		623
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(111)
Capital gain distributions from underlying funds:
Affiliated issuers	1,216
Total net realized gain (loss)		1,105
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,810
Total change in net unrealized appreciation (depreciation)		1,810
Net gain (loss)		2,915
Net increase (decrease) in net assets resulting from operations		$3,538

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	Year ended March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$623	$2,345
Net realized gain (loss)	1,105	6,527
Change in net unrealized appreciation (depreciation)	1,810	(6,092)
Net increase (decrease) in net assets resulting from operations	3,538	2,780
Distributions to shareholders	(4,572)	(7,855)
Share transactions
Reinvestment of distributions	4,572	7,854
Net increase (decrease) in net assets resulting from share transactions	4,572	7,854
Total increase (decrease) in net assets	3,538	2,779
Net Assets
Beginning of period	112,684	109,905
End of period	$116,222	$112,684
Other Information
Shares
Sold	–	–
Issued in reinvestment of distributions	466	816
Net increase (decrease)	466	816

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2060 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.13	$10.66	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.22	.17
Net realized and unrealized gain (loss)	.26	–C	.82
Total from investment operations	.31	.22	.99
Distributions from net investment income	(.01)	(.22)	(.17)
Distributions from net realized gain	(.40)	(.53)	(.17)
Total distributions	(.41)	(.75)	(.33)D
Net asset value, end of period	$10.03	$10.13	$10.66
Total ReturnE	3.16%	2.55%	9.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	- %H,I	- %I	- %H
Expenses net of fee waivers, if any	- %H,I	- %I	- %H
Expenses net of all reductions	- %H,I	- %I	- %H
Net investment income (loss)	1.08%H	2.13%	2.00%H
Supplemental Data
Net assets, end of period (000 omitted)	$116	$113	$110
Portfolio turnover rateG	93%H	20%	13%H

 A For the period June 8, 2017 (commencement of operations) to March 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.165 and distributions from net realized gain of $.165 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	15.8
Fidelity Series Blue Chip Growth Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Growth Index Fund	8.6
Fidelity Series Large Cap Stock Fund	8.4
Fidelity Series International Value Fund	7.7
Fidelity Series International Growth Fund	7.6
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Small Cap Opportunities Fund	4.2
Fidelity Series Overseas Fund	3.9
81.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.4%
Bond Funds	6.3%
Short-Term Funds	1.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Flex℠ Freedom Blend 2065 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	792	$10,553
Fidelity Series Commodity Strategy Fund (a)	764	3,508
Fidelity Series Large Cap Growth Index Fund (a)	808	8,642
Fidelity Series Large Cap Stock Fund (a)	577	8,363
Fidelity Series Large Cap Value Index Fund (a)	1,210	15,807
Fidelity Series Small Cap Opportunities Fund (a)	323	4,155
Fidelity Series Value Discovery Fund (a)	382	4,973
TOTAL DOMESTIC EQUITY FUNDS
(Cost $57,282)		56,001

International Equity Funds - 36.4%
Fidelity Series Canada Fund (a)	104	1,156
Fidelity Series Emerging Markets Fund (a)	122	1,123
Fidelity Series Emerging Markets Opportunities Fund (a)	541	10,052
Fidelity Series International Growth Fund (a)	467	7,637
Fidelity Series International Index Fund (a)	249	2,512
Fidelity Series International Small Cap Fund (a)	140	2,268
Fidelity Series International Value Fund (a)	806	7,659
Fidelity Series Overseas Fund (a)	394	3,907
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,616)		36,314

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (a)	73	686
Fidelity Series Floating Rate High Income Fund (a)	16	152
Fidelity Series High Income Fund (a)	80	761
Fidelity Series Inflation-Protected Bond Index Fund (a)	156	1,572
Fidelity Series International Credit Fund (a)	3	31
Fidelity Series Long-Term Treasury Bond Index Fund (a)	257	2,570
Fidelity Series Real Estate Income Fund (a)	43	486
TOTAL BOND FUNDS
(Cost $6,091)		6,258

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 1.96% (b)	20	20
Fidelity Series Government Money Market Fund 2.07% (a)(c)	247	247
Fidelity Series Short-Term Credit Fund (a)	25	247
Fidelity Series Treasury Bill Index Fund (a)	74	739
TOTAL SHORT-TERM FUNDS
(Cost $1,252)		1,253
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,241)		99,826
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$99,826

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	20
Total	$20

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$4,610	$4,653	$--	$43	$--	$--
Fidelity Series Blue Chip Growth Fund	--	15,700	4,465	388	(28)	(654)	10,553
Fidelity Series Canada Fund	--	2,180	1,040	--	--	16	1,156
Fidelity Series Commodity Strategy Fund	--	7,116	3,514	31	(11)	(83)	3,508
Fidelity Series Emerging Markets Debt Fund	--	1,410	700	10	--	(24)	686
Fidelity Series Emerging Markets Fund	--	2,206	1,041	--	(2)	(40)	1,123
Fidelity Series Emerging Markets Opportunities Fund	--	19,697	9,389	--	--	(256)	10,052
Fidelity Series Floating Rate High Income Fund	--	302	150	2	--	--	152
Fidelity Series Government Money Market Fund 2.07%	--	2,229	1,982	6	--	--	247
Fidelity Series Growth Company Fund	--	16,390	16,506	--	116	--	--
Fidelity Series High Income Fund	--	1,513	750	13	(4)	2	761
Fidelity Series Inflation-Protected Bond Index Fund	--	1,873	300	--	--	(1)	1,572
Fidelity Series International Credit Fund	--	80	50	--	--	1	31
Fidelity Series International Growth Fund	--	18,886	11,317	--	27	41	7,637
Fidelity Series International Index Fund	--	2,534	--	--	--	(22)	2,512
Fidelity Series International Small Cap Fund	--	4,463	2,181	--	(17)	3	2,268
Fidelity Series International Value Fund	--	18,962	11,205	--	(48)	(50)	7,659
Fidelity Series Intrinsic Opportunities Fund	--	20,091	19,743	390	(348)	--	--
Fidelity Series Investment Grade Bond Fund	--	1,664	1,680	5	16	--	--
Fidelity Series Large Cap Growth Index Fund	--	8,707	--	--	--	(65)	8,642
Fidelity Series Large Cap Stock Fund	--	18,198	9,565	338	(8)	(262)	8,363
Fidelity Series Large Cap Value Index Fund	--	18,881	3,053	--	--	(21)	15,807
Fidelity Series Long-Term Treasury Bond Index Fund	--	5,882	3,499	18	3	184	2,570
Fidelity Series Opportunistic Insights Fund	--	9,072	9,034	--	(38)	--	--
Fidelity Series Overseas Fund	--	5,315	1,410	--	(4)	6	3,907
Fidelity Series Real Estate Income Fund	--	951	470	11	--	5	486
Fidelity Series Short-Term Credit Fund	--	574	328	2	--	1	247
Fidelity Series Small Cap Discovery Fund	--	2,310	2,338	--	28	--	--
Fidelity Series Small Cap Opportunities Fund	--	8,273	3,830	212	(35)	(253)	4,155
Fidelity Series Stock Selector Large Cap Value Fund	--	13,440	13,546	--	106	--	--
Fidelity Series Treasury Bill Index Fund	--	739	--	--	--	--	739
Fidelity Series Value Discovery Fund	--	10,076	5,160	--	--	57	4,973
Total	$--	$244,324	$142,899	$1,426	$(204)	$(1,415)	$99,806

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Flex℠ Freedom Blend 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $20)	$20
Other affiliated issuers (cost $101,221)	99,806
Total Investment in Securities (cost $101,241)		$99,826
Receivable for investments sold		1,362
Total assets		101,188
Liabilities
Payable to custodian bank	$215
Payable for investments purchased	1,147
Total liabilities		1,362
Net Assets		$99,826
Net Assets consist of:
Paid in capital		$100,000
Total accumulated earnings (loss)		(174)
Net Assets, for 10,000 shares outstanding		$99,826
Net Asset Value, offering price and redemption price per share ($99,826 ÷ 10,000 shares)		$9.98

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 28, 2019 (commencement of operations) to September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$403
Income from Fidelity Central Funds		20
Total income		423
Expenses
Independent trustees' fees and expenses	$1
Total expenses		1
Net investment income (loss)		422
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(204)
Capital gain distributions from underlying funds:
Affiliated issuers	1,023
Total net realized gain (loss)		819
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(1,415)
Total change in net unrealized appreciation (depreciation)		(1,415)
Net gain (loss)		(596)
Net increase (decrease) in net assets resulting from operations		$(174)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 28, 2019 (commencement of operations) to September 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$422
Net realized gain (loss)	819
Change in net unrealized appreciation (depreciation)	(1,415)
Net increase (decrease) in net assets resulting from operations	(174)
Share transactions
Proceeds from sales of shares	100,000
Net increase (decrease) in net assets resulting from share transactions	100,000
Total increase (decrease) in net assets	99,826
Net Assets
Beginning of period	–
End of period	$99,826
Other Information
Shares
Sold	10,000
Net increase (decrease)	10,000

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Freedom Blend 2065 Fund

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.04
Net realized and unrealized gain (loss)	(.06)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G
Expenses net of fee waivers, if any	- %F,G
Expenses net of all reductions	- %F,G
Net investment income (loss)	1.67%
Supplemental Data
Net assets, end of period (000 omitted)	$100
Portfolio turnover rateE	144%H

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Amount represents less than .005%.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2019

1. Organization.

Fidelity Flex Freedom Blend Income Fund, Fidelity Flex Freedom Blend 2005 Fund, Fidelity Flex Freedom Blend 2010 Fund, Fidelity Flex Freedom Blend 2015 Fund, Fidelity Flex Freedom Blend 2020 Fund, Fidelity Flex Freedom Blend 2025 Fund, Fidelity Flex Freedom Blend 2030 Fund, Fidelity Flex Freedom Blend 2035 Fund, Fidelity Flex Freedom Blend 2040 Fund, Fidelity Flex Freedom Blend 2045 Fund, Fidelity Flex Freedom Blend 2050 Fund, Fidelity Flex Freedom Blend 2055 Fund, Fidelity Flex Freedom Blend 2060 Fund and Fidelity Flex Freedom Blend 2065 Fund (the Funds) (each formerly a Fidelity Flex Freedom Fund) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. The Funds are available only to certain fee-based accounts offered by Fidelity. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Flex Freedom Blend Income Fund	$109,991	$1,726	$(753)	$973
Fidelity Flex Freedom Blend 2005 Fund	111,222	1,778	(956)	822
Fidelity Flex Freedom Blend 2010 Fund	112,340	1,823	(1,201)	622
Fidelity Flex Freedom Blend 2015 Fund	113,407	1,866	(1,448)	418
Fidelity Flex Freedom Blend 2020 Fund	114,197	1,864	(1,658)	206
Fidelity Flex Freedom Blend 2025 Fund	114,993	1,864	(1,858)	6
Fidelity Flex Freedom Blend 2030 Fund	116,519	1,875	(2,174)	(299)
Fidelity Flex Freedom Blend 2035 Fund	117,427	1,789	(2,583)	(794)
Fidelity Flex Freedom Blend 2040 Fund	117,295	1,710	(2,788)	(1,078)
Fidelity Flex Freedom Blend 2045 Fund	117,294	1,712	(2,771)	(1,059)
Fidelity Flex Freedom Blend 2050 Fund	117,293	1,710	(2,786)	(1,076)
Fidelity Flex Freedom Blend 2055 Fund	117,308	1,700	(2,777)	(1,077)
Fidelity Flex Freedom Blend 2060 Fund	117,296	1,705	(2,776)	(1,071)
Fidelity Flex Freedom Blend 2065 Fund	101,366	357	(1,897)	(1,540)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to March 31, 2019. Loss deferrals were as follows:

Capital losses
Fidelity Flex Freedom Blend 2030 Fund	$(173)
Fidelity Flex Freedom Blend 2035 Fund	(166)
Fidelity Flex Freedom Blend 2040 Fund	(121)
Fidelity Flex Freedom Blend 2045 Fund	(97)
Fidelity Flex Freedom Blend 2050 Fund	(122)
Fidelity Flex Freedom Blend 2055 Fund	(103)
Fidelity Flex Freedom Blend 2060 Fund	(103)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex Freedom Blend Income Fund	59,787	58,441
Fidelity Flex Freedom Blend 2005 Fund	60,680	59,276
Fidelity Flex Freedom Blend 2010 Fund	60,498	59,023
Fidelity Flex Freedom Blend 2015 Fund	60,394	58,845
Fidelity Flex Freedom Blend 2020 Fund	60,947	59,334
Fidelity Flex Freedom Blend 2025 Fund	62,040	60,375
Fidelity Flex Freedom Blend 2030 Fund	63,084	61,330
Fidelity Flex Freedom Blend 2035 Fund	60,709	58,895
Fidelity Flex Freedom Blend 2040 Fund	55,265	53,433
Fidelity Flex Freedom Blend 2045 Fund	55,167	53,335
Fidelity Flex Freedom Blend 2050 Fund	55,134	53,297
Fidelity Flex Freedom Blend 2055 Fund	55,115	53,278
Fidelity Flex Freedom Blend 2060 Fund	55,134	53,293
Fidelity Flex Freedom Blend 2065 Fund	244,324	142,899

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services and the Funds do not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Funds, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Flex Freedom Blend Income Fund	100
Fidelity Flex Freedom Blend 2005 Fund	100
Fidelity Flex Freedom Blend 2010 Fund	100
Fidelity Flex Freedom Blend 2015 Fund	100
Fidelity Flex Freedom Blend 2020 Fund	100
Fidelity Flex Freedom Blend 2025 Fund	100
Fidelity Flex Freedom Blend 2030 Fund	100
Fidelity Flex Freedom Blend 2035 Fund	100
Fidelity Flex Freedom Blend 2040 Fund	100
Fidelity Flex Freedom Blend 2045 Fund	100
Fidelity Flex Freedom Blend 2050 Fund	100
Fidelity Flex Freedom Blend 2055 Fund	100
Fidelity Flex Freedom Blend 2060 Fund	100
Fidelity Flex Freedom Blend 2065 Fund	100

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019) for each fund, with the exception of Fidelity Flex Freedom Blend 2065 and for the period (June 28, 2019 to September 30, 2019) for Fidelity Flex Freedom Blend 2065. The hypothetical expense Example is based on an investment of $1,000 invested for one-half year period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A,B	Beginning Account Value	Ending Account Value September 30, 2019	Expenses Paid During Period-C
Fidelity Flex Freedom Blend Income Fund	- %
Actual		$1,000.00	$1,038.30	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F
Fidelity Flex Freedom Blend 2005 Fund	- %
Actual		$1,000.00	$1,039.00	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F
Fidelity Flex Freedom Blend 2010 Fund	- %
Actual		$1,000.00	$1,038.30	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F
Fidelity Flex Freedom Blend 2015 Fund	- %
Actual		$1,000.00	$1,038.00	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F
Fidelity Flex Freedom Blend 2020 Fund	- %
Actual		$1,000.00	$1,037.80	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F
Fidelity Flex Freedom Blend 2025 Fund	- %
Actual		$1,000.00	$1,038.70	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F
Fidelity Flex Freedom Blend 2030 Fund	- %
Actual		$1,000.00	$1,038.00	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F
Fidelity Flex Freedom Blend 2035 Fund	- %
Actual		$1,000.00	$1,033.70	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F
Fidelity Flex Freedom Blend 2040 Fund	- %
Actual		$1,000.00	$1,031.50	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F
Fidelity Flex Freedom Blend 2045 Fund	- %
Actual		$1,000.00	$1,031.40	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F
Fidelity Flex Freedom Blend 2050 Fund	- %
Actual		$1,000.00	$1,031.60	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F
Fidelity Flex Freedom Blend 2055 Fund	- %
Actual		$1,000.00	$1,031.50	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F
Fidelity Flex Freedom Blend 2060 Fund	- %
Actual		$1,000.00	$1,031.60	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F
Fidelity Flex Freedom Blend 2065 Fund	- %
Actual		$1,000.00	$998.00	$--D
Hypothetical-E		$1,000.00	$1,025.00	$--F

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Amount represents less than .005%.

 C Amount represents less than $.005.

 D Actual expenses are equal to each Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period for each fund), with the exception of Fidelity Flex Freedom Blend 2065 and multiplied by 95/366 (to reflect the period June 28, 2019 to September 30, 2019) for Fidelity Flex Freedom Blend 2065. The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Funds' annualized expense ratio.

 E 5% return per year before expenses

 F Hypothetical expenses are equal to each Funds' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Funds' annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Freedom Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In considering whether to renew the Advisory Contract for each fund, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract for each fund (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMRC expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will reflect the replacement of FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the absolute investment performance of each fund, as well as each fund's relative investment performance. The Board considered the Investment Advisers' strength in fundamental, research-driven security selection, with which the Board is familiar through its supervision of other Fidelity funds.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that each fund is available exclusively to certain Fidelity fee-based programs. The Board considered that each fund does not pay FMRC a management fee for investment advisory services, but that FMRC is indirectly compensated for its services out of the program fees. The Board also noted that FMRC or an affiliate undertakes to pay all operating expenses of each fund, except Independent Trustee fees and expenses, proxy and shareholder meeting expenses, interest, taxes, brokerage expenses, and extraordinary expenses (such as litigation expenses).

Based on its review, the Board considered that each fund does not pay a management fee and concluded that the total expense ratio of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the funds were not relevant to the renewal of the Advisory Contracts because the funds pay no advisory fees and FMRC or an affiliate bears all expenses of the funds, with limited exceptions.

Economies of Scale.  The Board concluded that because the funds pay no advisory fees and FMR bears all expenses of the funds with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the funds' Advisory Contracts.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed and each fund's Amended and Restated Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Flex Freedom 2065 Fund

On January 17, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contract. The Board considered FMRC’s strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board noted that the fund is available exclusively to accounts offered through certain Fidelity fee-based programs. The Board considered that while the fund does not pay a management fee, FMRC is indirectly compensated for its services out of the account-based fee and that its compensation for advisory services will be the same regardless of variations in the account-based fee paid by investing accounts. The Board noted that FMRC or an affiliate pays all operating expenses, with certain limited exceptions, on behalf of the fund.

Based on its review, the Board concluded that the fund does not pay a management fee and concluded that the total expense ratio of the fund was reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund’s Advisory Contract, the Board will consider the level of Fidelity’s profits in respect of all the Fidelity funds.

Economies of Scale.  The Board concluded that because the fund will pay no advisory fees and FMRC or an affiliate will bear all expenses of the fund, with certain limited exceptions, the realization of economies of scale was not a material factor in the Board’s decision to approve the fund’s Advisory Contract.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund’s Advisory Contract should be approved.

XFC-SANN-1119
1.9884227.102

Fidelity Freedom® Blend Funds - Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065

Semi-Annual Report

September 30, 2019

Includes Fidelity and Fidelity Advisor share classes

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Contents

Fidelity Freedom® Blend Income Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2005 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2010 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2015 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2020 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2030 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2035 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2040 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2045 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2050 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2055 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2060 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Freedom® Blend 2065 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Freedom® Blend Income Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	14.0
Fidelity Series Inflation-Protected Bond Index Fund	11.9
Fidelity Series Investment Grade Bond Fund	11.6
Fidelity Series Government Bond Index Fund	11.1
Fidelity Series Corporate Bond Fund	8.0
Fidelity Series Investment Grade Securitized Fund	7.9
Fidelity Series Short-Term Credit Fund	4.7
Fidelity Series Government Money Market Fund 2.07%	4.7
Fidelity Series Emerging Markets Opportunities Fund	4.1
Fidelity Series Commodity Strategy Fund	3.5
81.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	10.8%
International Equity Funds	10.6%
Bond Funds	55.2%
Short-Term Funds	23.4%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend Income Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 10.8%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	40,627	$541,557
Fidelity Series Commodity Strategy Fund (a)	282,328	1,295,886
Fidelity Series Large Cap Growth Index Fund (a)	41,244	440,896
Fidelity Series Large Cap Stock Fund (a)	30,475	441,590
Fidelity Series Large Cap Value Index Fund (a)	63,204	825,448
Fidelity Series Small Cap Opportunities Fund (a)	17,219	221,606
Fidelity Series Value Discovery Fund (a)	20,297	264,062
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,068,119)		4,031,045

International Equity Funds - 10.6%
Fidelity Series Canada Fund (a)	9,293	102,878
Fidelity Series Emerging Markets Fund (a)	18,360	169,097
Fidelity Series Emerging Markets Opportunities Fund (a)	81,370	1,511,856
Fidelity Series International Growth Fund (a)	43,177	706,805
Fidelity Series International Index Fund (a)	22,071	222,258
Fidelity Series International Small Cap Fund (a)	12,276	198,129
Fidelity Series International Value Fund (a)	76,185	723,756
Fidelity Series Overseas Fund (a)	31,012	307,637
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,885,053)		3,942,416

Bond Funds - 55.2%
Fidelity Series Corporate Bond Fund (a)	277,641	2,981,865
Fidelity Series Emerging Markets Debt Fund (a)	27,186	255,550
Fidelity Series Floating Rate High Income Fund (a)	5,948	55,254
Fidelity Series Government Bond Index Fund (a)	387,295	4,124,696
Fidelity Series High Income Fund (a)	29,425	279,534
Fidelity Series Inflation-Protected Bond Index Fund (a)	440,622	4,441,467
Fidelity Series Investment Grade Bond Fund (a)	371,652	4,311,162
Fidelity Series Investment Grade Securitized Fund (a)	283,863	2,955,010
Fidelity Series Long-Term Treasury Bond Index Fund (a)	95,956	960,515
Fidelity Series Real Estate Income Fund (a)	15,815	177,287
TOTAL BOND FUNDS
(Cost $19,855,227)		20,542,340

Short-Term Funds - 23.4%
Fidelity Cash Central Fund 1.96% (b)	49	49
Fidelity Series Government Money Market Fund 2.07% (a)(c)	1,737,218	1,737,218
Fidelity Series Short-Term Credit Fund (a)	172,450	1,738,295
Fidelity Series Treasury Bill Index Fund (a)	520,520	5,205,195
TOTAL SHORT-TERM FUNDS
(Cost $8,661,360)		8,680,757
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $36,469,759)		37,196,558
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,802)
NET ASSETS - 100%		$37,189,756

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$47,541	$628,913	$89,519	$43,971	$51	$(45,429)	$541,557
Fidelity Series Canada Fund	6,848	98,266	6,318	--	(19)	4,101	102,878
Fidelity Series Commodity Strategy Fund	68,015	1,327,462	58,153	9,110	(2,243)	(39,195)	1,295,886
Fidelity Series Corporate Bond Fund	213,324	2,801,905	158,320	38,232	259	124,697	2,981,865
Fidelity Series Emerging Markets Debt Fund	19,496	254,035	13,361	5,600	(124)	(4,496)	255,550
Fidelity Series Emerging Markets Fund	9,756	173,139	7,193	--	(256)	(6,349)	169,097
Fidelity Series Emerging Markets Opportunities Fund	88,405	1,495,199	64,533	--	(1,761)	(5,454)	1,511,856
Fidelity Series Floating Rate High Income Fund	4,126	53,856	2,748	1,179	(32)	52	55,254
Fidelity Series Government Bond Index Fund	293,262	3,952,193	253,317	33,409	900	131,658	4,124,696
Fidelity Series Government Money Market Fund 2.07%	125,285	1,696,969	85,036	14,440	--	--	1,737,218
Fidelity Series High Income Fund	30,561	270,689	23,356	6,712	(45)	1,685	279,534
Fidelity Series Inflation-Protected Bond Index Fund	369,954	4,625,781	669,024	7,083	5,657	109,099	4,441,467
Fidelity Series International Growth Fund	57,069	742,855	130,722	--	1,721	35,882	706,805
Fidelity Series International Index Fund	14,959	216,652	12,069	--	(201)	2,917	222,258
Fidelity Series International Small Cap Fund	14,971	192,853	13,153	--	(319)	3,777	198,129
Fidelity Series International Value Fund	56,471	736,263	73,521	--	(1,866)	6,409	723,756
Fidelity Series Investment Grade Bond Fund	311,706	4,115,015	238,454	47,246	403	122,492	4,311,162
Fidelity Series Investment Grade Securitized Fund	219,982	2,847,614	162,539	30,838	217	49,736	2,955,010
Fidelity Series Large Cap Growth Index Fund	37,212	459,074	71,904	427	541	15,973	440,896
Fidelity Series Large Cap Stock Fund	37,058	473,685	61,893	15,818	(639)	(6,621)	441,590
Fidelity Series Large Cap Value Index Fund	69,344	840,338	110,499	--	250	26,015	825,448
Fidelity Series Long-Term Treasury Bond Index Fund	129,480	1,299,749	612,394	14,749	35,021	108,659	960,515
Fidelity Series Overseas Fund	--	305,093	--	--	--	2,544	307,637
Fidelity Series Real Estate Income Fund	13,102	169,971	9,065	4,911	(3)	3,282	177,287
Fidelity Series Short-Term Credit Fund	123,884	1,686,242	86,070	16,736	30	14,209	1,738,295
Fidelity Series Small Cap Opportunities Fund	18,461	243,643	30,982	10,660	(438)	(9,078)	221,606
Fidelity Series Treasury Bill Index Fund	375,199	5,077,030	251,137	40,439	(91)	4,194	5,205,195
Fidelity Series Value Discovery Fund	21,956	270,395	34,723	--	(454)	6,888	264,062
	$2,777,427	$37,054,879	$3,330,003	$341,560	$36,559	$657,647	$37,196,509

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend Income Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $36,469,710)	37,196,509
Total Investment in Securities (cost $36,469,759)		$37,196,558
Cash		241
Receivable for fund shares sold		7,942,525
Total assets		45,139,324
Liabilities
Payable for investments purchased	$7,892,688
Payable for fund shares redeemed	49,836
Accrued management fee	6,692
Distribution and service plan fees payable	352
Total liabilities		7,949,568
Net Assets		$37,189,756
Net Assets consist of:
Paid in capital		$36,317,731
Total accumulated earnings (loss)		872,025
Net Assets		$37,189,756
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($400,695 ÷ 38,801 shares)(a)		$10.33
Maximum offering price per share (100/94.25 of $10.33)		$10.96
Class M:
Net Asset Value and redemption price per share ($307,338 ÷ 29,761 shares)(a)		$10.33
Maximum offering price per share (100/96.50 of $10.33)		$10.70
Class C:
Net Asset Value and offering price per share ($169,679 ÷ 16,469 shares)(a)		$10.30
Fidelity Freedom Blend Income Fund:
Net Asset Value, offering price and redemption price per share ($714,395 ÷ 69,126 shares)		$10.33
Class K:
Net Asset Value, offering price and redemption price per share ($132,565 ÷ 12,824 shares)		$10.34
Class K6:
Net Asset Value, offering price and redemption price per share ($35,141,145 ÷ 3,398,831 shares)		$10.34
Class I:
Net Asset Value, offering price and redemption price per share ($111,895 ÷ 10,823 shares)		$10.34
Class Z:
Net Asset Value, offering price and redemption price per share ($105,964 ÷ 10,249 shares)		$10.34
Class Z6:
Net Asset Value, offering price and redemption price per share ($106,080 ÷ 10,255 shares)		$10.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$279,478
Expenses
Management fee	$36,322
Distribution and service plan fees	1,578
Independent trustees' fees and expenses	41
Total expenses		37,941
Net investment income (loss)		241,537
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	36,653
Capital gain distributions from underlying funds:
Affiliated issuers	62,082
Total net realized gain (loss)		98,735
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	657,647
Total change in net unrealized appreciation (depreciation)		657,647
Net gain (loss)		756,382
Net increase (decrease) in net assets resulting from operations		$997,919

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$241,537	$22,993
Net realized gain (loss)	98,735	4,742
Change in net unrealized appreciation (depreciation)	657,647	69,152
Net increase (decrease) in net assets resulting from operations	997,919	96,887
Distributions to shareholders	(198,187)	(24,594)
Share transactions - net increase (decrease)	33,613,386	2,704,345
Total increase (decrease) in net assets	34,413,118	2,776,638
Net Assets
Beginning of period	2,776,638	–
End of period	$37,189,756	$2,776,638

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend Income Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.11
Net realized and unrealized gain (loss)	.29	.08
Total from investment operations	.36	.19
Distributions from net investment income	(.06)	(.11)
Distributions from net realized gain	–C	(.05)
Total distributions	(.06)	(.16)
Net asset value, end of period	$10.33	$10.03
Total ReturnD,E	3.60%	1.91%
Ratios to Average Net AssetsF,G
Expenses before reductions	.71%H	.71%H
Expenses net of fee waivers, if any	.71%H	.71%H
Expenses net of all reductions	.71%H	.71%H
Net investment income (loss)	1.37%H	1.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$401	$107
Portfolio turnover rateG	27%H	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.10
Net realized and unrealized gain (loss)	.29	.07
Total from investment operations	.35	.17
Distributions from net investment income	(.04)	(.09)
Distributions from net realized gain	–C	(.05)
Total distributions	(.05)D	(.14)
Net asset value, end of period	$10.33	$10.03
Total ReturnE,F	3.47%	1.76%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%I	.96%I
Expenses net of fee waivers, if any	.97%I	.96%I
Expenses net of all reductions	.97%I	.96%I
Net investment income (loss)	1.11%I	1.70%I
Supplemental Data
Net assets, end of period (000 omitted)	$307	$102
Portfolio turnover rateH	27%I	48%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.05 per share is comprised of distributions from net investment income of $.043 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.07
Net realized and unrealized gain (loss)	.29	.07
Total from investment operations	.32	.14
Distributions from net investment income	(.02)	(.08)
Distributions from net realized gain	–C	(.05)
Total distributions	(.03)D	(.13)
Net asset value, end of period	$10.30	$10.01
Total ReturnE,F	3.17%	1.45%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.46%I	1.47%I,J
Expenses net of fee waivers, if any	1.46%I	1.47%I,J
Expenses net of all reductions	1.46%I	1.47%I,J
Net investment income (loss)	.62%I	1.19%I
Supplemental Data
Net assets, end of period (000 omitted)	$170	$123
Portfolio turnover rateH	27%I	48%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.03 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13
Net realized and unrealized gain (loss)	.29	.07
Total from investment operations	.37	.20
Distributions from net investment income	(.06)	(.12)
Distributions from net realized gain	–C	(.05)
Total distributions	(.07)D	(.17)
Net asset value, end of period	$10.33	$10.03
Total ReturnE	3.67%	2.04%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.46%H
Expenses net of fee waivers, if any	.46%H	.46%H
Expenses net of all reductions	.46%H	.46%H
Net investment income (loss)	1.62%H	2.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$714	$378
Portfolio turnover rateG	27%H	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.07 per share is comprised of distributions from net investment income of $.063 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.13
Net realized and unrealized gain (loss)	.28	.08
Total from investment operations	.37	.21
Distributions from net investment income	(.07)	(.12)
Distributions from net realized gain	–C	(.05)
Total distributions	(.07)	(.17)
Net asset value, end of period	$10.34	$10.04
Total ReturnD	3.71%	2.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	1.72%G	2.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$133	$102
Portfolio turnover rateF	27%G	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.14
Net realized and unrealized gain (loss)	.29	.08
Total from investment operations	.38	.22
Distributions from net investment income	(.07)	(.13)
Distributions from net realized gain	–C	(.05)
Total distributions	(.08)D	(.18)
Net asset value, end of period	$10.34	$10.04
Total ReturnE	3.75%	2.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.26%H	.26%H
Expenses net of fee waivers, if any	.26%H	.26%H
Expenses net of all reductions	.26%H	.26%H
Net investment income (loss)	1.82%H	2.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$35,141	$1,658
Portfolio turnover rateG	27%H	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.08 per share is comprised of distributions from net investment income of $.071 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13
Net realized and unrealized gain (loss)	.29	.08
Total from investment operations	.37	.21
Distributions from net investment income	(.06)	(.12)
Distributions from net realized gain	–C	(.05)
Total distributions	(.07)D	(.17)
Net asset value, end of period	$10.34	$10.04
Total ReturnE	3.65%	2.14%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.46%H
Expenses net of fee waivers, if any	.46%H	.46%H
Expenses net of all reductions	.46%H	.46%H
Net investment income (loss)	1.62%H	2.20%H
Supplemental Data
Net assets, end of period (000 omitted)	$112	$102
Portfolio turnover rateG	27%H	48%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.07 per share is comprised of distributions from net investment income of $.061 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.13
Net realized and unrealized gain (loss)	.28	.08
Total from investment operations	.37	.21
Distributions from net investment income	(.07)	(.12)
Distributions from net realized gain	–C	(.05)
Total distributions	(.07)	(.17)
Net asset value, end of period	$10.34	$10.04
Total ReturnD	3.70%	2.20%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	1.72%G	2.30%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$102
Portfolio turnover rateF	27%G	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend Income Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.04	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.14
Net realized and unrealized gain (loss)	.28	.08
Total from investment operations	.37	.22
Distributions from net investment income	(.07)	(.13)
Distributions from net realized gain	–C	(.05)
Total distributions	(.07)	(.18)
Net asset value, end of period	$10.34	$10.04
Total ReturnD	3.73%	2.23%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%G	.26%G
Expenses net of fee waivers, if any	.26%G	.26%G
Expenses net of all reductions	.26%G	.26%G
Net investment income (loss)	1.82%G	2.40%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$102
Portfolio turnover rateF	27%G	48%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Treasury Bill Index Fund	12.0
Fidelity Series Investment Grade Bond Fund	10.9
Fidelity Series Inflation-Protected Bond Index Fund	10.7
Fidelity Series Government Bond Index Fund	10.4
Fidelity Series Corporate Bond Fund	7.5
Fidelity Series Investment Grade Securitized Fund	7.4
Fidelity Series Emerging Markets Opportunities Fund	4.6
Fidelity Series Short-Term Credit Fund	4.0
Fidelity Series Government Money Market Fund 2.07%	4.0
Fidelity Series Large Cap Value Index Fund	3.6
75.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	15.3%
International Equity Funds	13.1%
Bond Funds	51.6%
Short-Term Funds	20.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2005 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	28,164	$375,424
Fidelity Series Commodity Strategy Fund (a)	118,953	545,993
Fidelity Series Large Cap Growth Index Fund (a)	27,709	296,212
Fidelity Series Large Cap Stock Fund (a)	20,474	296,666
Fidelity Series Large Cap Value Index Fund (a)	42,577	556,062
Fidelity Series Small Cap Opportunities Fund (a)	11,488	147,856
Fidelity Series Value Discovery Fund (a)	13,578	176,654
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,399,084)		2,394,867

International Equity Funds - 13.1%
Fidelity Series Canada Fund (a)	5,142	56,918
Fidelity Series Emerging Markets Fund (a)	8,829	81,317
Fidelity Series Emerging Markets Opportunities Fund (a)	39,235	728,985
Fidelity Series International Growth Fund (a)	23,698	387,940
Fidelity Series International Index Fund (a)	12,244	123,294
Fidelity Series International Small Cap Fund (a)	6,767	109,221
Fidelity Series International Value Fund (a)	41,790	397,006
Fidelity Series Overseas Fund (a)	17,245	171,066
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,015,808)		2,055,747

Bond Funds - 51.6%
Fidelity Series Corporate Bond Fund (a)	109,456	1,175,553
Fidelity Series Emerging Markets Debt Fund (a)	11,460	107,725
Fidelity Series Floating Rate High Income Fund (a)	2,508	23,301
Fidelity Series Government Bond Index Fund (a)	152,675	1,625,988
Fidelity Series High Income Fund (a)	12,387	117,677
Fidelity Series Inflation-Protected Bond Index Fund (a)	166,396	1,677,269
Fidelity Series Investment Grade Bond Fund (a)	146,482	1,699,187
Fidelity Series Investment Grade Securitized Fund (a)	111,888	1,164,754
Fidelity Series Long-Term Treasury Bond Index Fund (a)	40,665	407,052
Fidelity Series Real Estate Income Fund (a)	6,641	74,443
TOTAL BOND FUNDS
(Cost $7,808,077)		8,072,949

Short-Term Funds - 20.0%
Fidelity Cash Central Fund 1.96% (b)	49	49
Fidelity Series Government Money Market Fund 2.07% (a)(c)	627,917	627,917
Fidelity Series Short-Term Credit Fund (a)	62,362	628,608
Fidelity Series Treasury Bill Index Fund (a)	188,287	1,882,866
TOTAL SHORT-TERM FUNDS
(Cost $3,132,692)		3,139,440
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $15,355,661)		15,663,003
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,965)
NET ASSETS - 100%		$15,660,038

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$59,683	$443,379	$99,454	$29,866	$1,581	$(29,765)	$375,424
Fidelity Series Canada Fund	6,903	54,560	7,063	--	75	2,443	56,918
Fidelity Series Commodity Strategy Fund	48,785	570,018	56,016	3,682	(2,368)	(14,426)	545,993
Fidelity Series Corporate Bond Fund	148,104	1,112,690	133,227	15,079	1,815	46,171	1,175,553
Fidelity Series Emerging Markets Debt Fund	14,638	107,437	12,702	2,379	31	(1,679)	107,725
Fidelity Series Emerging Markets Fund	9,131	83,339	8,088	--	(170)	(2,895)	81,317
Fidelity Series Emerging Markets Opportunities Fund	82,753	719,352	72,166	--	(93)	(861)	728,985
Fidelity Series Floating Rate High Income Fund	3,100	22,737	2,564	502	(20)	48	23,301
Fidelity Series Government Bond Index Fund	203,437	1,572,119	198,855	13,190	1,430	47,857	1,625,988
Fidelity Series Government Money Market Fund 2.07%	78,685	613,807	64,575	5,189	--	--	627,917
Fidelity Series High Income Fund	22,938	114,021	20,116	2,849	(44)	878	117,677
Fidelity Series Inflation-Protected Bond Index Fund	239,920	1,716,030	320,458	2,625	2,688	39,089	1,677,269
Fidelity Series International Growth Fund	56,952	410,945	103,168	--	2,893	20,318	387,940
Fidelity Series International Index Fund	15,023	120,516	14,281	--	10	2,026	123,294
Fidelity Series International Small Cap Fund	15,035	106,882	15,152	--	(341)	2,797	109,221
Fidelity Series International Value Fund	56,584	417,978	82,221	--	(1,311)	5,976	397,006
Fidelity Series Investment Grade Bond Fund	216,506	1,634,026	198,247	18,644	1,713	45,189	1,699,187
Fidelity Series Investment Grade Securitized Fund	152,751	1,129,875	137,167	12,166	890	18,405	1,164,754
Fidelity Series Large Cap Growth Index Fund	46,743	315,243	79,067	310	2,500	10,793	296,212
Fidelity Series Large Cap Stock Fund	46,379	324,507	71,495	10,568	109	(2,834)	296,666
Fidelity Series Large Cap Value Index Fund	86,849	583,457	135,510	--	1,873	19,393	556,062
Fidelity Series Long-Term Treasury Bond Index Fund	101,171	568,590	322,121	6,547	16,208	43,204	407,052
Fidelity Series Overseas Fund	--	169,757	--	--	--	1,309	171,066
Fidelity Series Real Estate Income Fund	9,842	71,791	8,574	2,057	16	1,368	74,443
Fidelity Series Short-Term Credit Fund	79,112	613,119	68,592	5,995	211	4,758	628,608
Fidelity Series Small Cap Opportunities Fund	23,168	160,801	30,682	7,328	(590)	(4,841)	147,856
Fidelity Series Treasury Bill Index Fund	234,552	1,848,665	201,647	14,613	(133)	1,429	1,882,866
Fidelity Series Value Discovery Fund	27,479	184,945	41,202	--	(69)	5,501	176,654
	$2,086,223	$15,790,586	$2,504,410	$153,589	$28,904	$261,651	$15,662,954

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2005 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $15,355,612)	15,662,954
Total Investment in Securities (cost $15,355,661)		$15,663,003
Cash		179
Receivable for fund shares sold		3,395,233
Total assets		19,058,415
Liabilities
Payable for investments purchased	$3,391,087
Payable for fund shares redeemed	4,149
Accrued management fee	2,955
Distribution and service plan fees payable	186
Total liabilities		3,398,377
Net Assets		$15,660,038
Net Assets consist of:
Paid in capital		$15,195,205
Total accumulated earnings (loss)		464,833
Net Assets		$15,660,038
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($256,303 ÷ 24,763 shares)(a)		$10.35
Maximum offering price per share (100/94.25 of $10.35)		$10.98
Class M:
Net Asset Value and redemption price per share ($105,036 ÷ 10,157 shares)(a)		$10.34
Maximum offering price per share (100/96.50 of $10.34)		$10.72
Class C:
Net Asset Value and offering price per share ($131,066 ÷ 12,721 shares)(a)		$10.30
Fidelity Freedom Blend 2005 Fund:
Net Asset Value, offering price and redemption price per share ($1,032,662 ÷ 99,589 shares)		$10.37
Class K:
Net Asset Value, offering price and redemption price per share ($105,723 ÷ 10,180 shares)		$10.39
Class K6:
Net Asset Value, offering price and redemption price per share ($13,317,247 ÷ 1,282,513 shares)		$10.38
Class I:
Net Asset Value, offering price and redemption price per share ($500,439 ÷ 48,212 shares)		$10.38
Class Z:
Net Asset Value, offering price and redemption price per share ($105,723 ÷ 10,180 shares)		$10.39
Class Z6:
Net Asset Value, offering price and redemption price per share ($105,839 ÷ 10,185 shares)		$10.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$112,007
Expenses
Management fee	$16,440
Distribution and service plan fees	1,066
Independent trustees' fees and expenses	18
Total expenses		17,524
Net investment income (loss)		94,483
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	28,936
Capital gain distributions from underlying funds:
Affiliated issuers	41,582
Total net realized gain (loss)		70,518
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	261,651
Total change in net unrealized appreciation (depreciation)		261,651
Net gain (loss)		332,169
Net increase (decrease) in net assets resulting from operations		$426,652

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$94,483	$16,545
Net realized gain (loss)	70,518	7,559
Change in net unrealized appreciation (depreciation)	261,651	45,691
Net increase (decrease) in net assets resulting from operations	426,652	69,795
Distributions to shareholders	(15,987)	(15,628)
Share transactions - net increase (decrease)	13,163,681	2,031,525
Total increase (decrease) in net assets	13,574,346	2,085,692
Net Assets
Beginning of period	2,085,692	–
End of period	$15,660,038	$2,085,692

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2005 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.11
Net realized and unrealized gain (loss)	.30	.04
Total from investment operations	.36	.15
Distributions from net investment income	–	(.10)
Distributions from net realized gain	–C	(.07)
Total distributions	–C	(.16)D
Net asset value, end of period	$10.35	$9.99
Total ReturnE,F	3.65%	1.62%
Ratios to Average Net AssetsG,H
Expenses before reductions	.71%I	.71%I
Expenses net of fee waivers, if any	.71%I	.71%I
Expenses net of all reductions	.71%I	.71%I
Net investment income (loss)	1.25%I	1.88%I
Supplemental Data
Net assets, end of period (000 omitted)	$256	$187
Portfolio turnover rateH	47%I	11%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.097 and distributions from net realized gain of $.066 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.99	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.09
Net realized and unrealized gain (loss)	.30	.05
Total from investment operations	.35	.14
Distributions from net investment income	–	(.08)
Distributions from net realized gain	–C	(.07)
Total distributions	–C	(.15)
Net asset value, end of period	$10.34	$9.99
Total ReturnD,E	3.54%	1.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	.96%H	.96%H
Expenses net of fee waivers, if any	.96%H	.96%H
Expenses net of all reductions	.96%H	.96%H
Net investment income (loss)	1.00%H	1.63%H
Supplemental Data
Net assets, end of period (000 omitted)	$105	$101
Portfolio turnover rateG	47%H	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.98	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.06
Net realized and unrealized gain (loss)	.29	.05
Total from investment operations	.32	.11
Distributions from net investment income	–	(.06)
Distributions from net realized gain	–C	(.07)
Total distributions	–C	(.13)
Net asset value, end of period	$10.30	$9.98
Total ReturnD,E	3.25%	1.15%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.46%H	1.46%H
Expenses net of fee waivers, if any	1.46%H	1.46%H
Expenses net of all reductions	1.46%H	1.46%H
Net investment income (loss)	.50%H	1.13%H
Supplemental Data
Net assets, end of period (000 omitted)	$131	$101
Portfolio turnover rateG	47%H	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.12
Net realized and unrealized gain (loss)	.30	.05
Total from investment operations	.38	.17
Distributions from net investment income	(.01)	(.10)
Distributions from net realized gain	(.01)	(.07)
Total distributions	(.02)	(.16)C
Net asset value, end of period	$10.37	$10.01
Total ReturnD	3.75%	1.80%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.46%G
Expenses net of fee waivers, if any	.46%G	.46%G
Expenses net of all reductions	.46%G	.46%G
Net investment income (loss)	1.50%G	2.13%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,033	$111
Portfolio turnover rateF	47%G	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13
Net realized and unrealized gain (loss)	.31	.04
Total from investment operations	.39	.17
Distributions from net investment income	–	(.10)
Distributions from net realized gain	(.01)	(.07)
Total distributions	(.01)	(.16)C
Net asset value, end of period	$10.39	$10.01
Total ReturnD	3.87%	1.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	1.60%G	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$102
Portfolio turnover rateF	47%G	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.13
Net realized and unrealized gain (loss)	.30	.05
Total from investment operations	.39	.18
Distributions from net investment income	(.01)	(.10)
Distributions from net realized gain	(.01)	(.07)
Total distributions	(.02)	(.17)
Net asset value, end of period	$10.38	$10.01
Total ReturnC	3.85%	1.86%
Ratios to Average Net AssetsD,E
Expenses before reductions	.26%F	.26%F
Expenses net of fee waivers, if any	.26%F	.26%F
Expenses net of all reductions	.26%F	.26%F
Net investment income (loss)	1.70%F	2.32%F
Supplemental Data
Net assets, end of period (000 omitted)	$13,317	$1,177
Portfolio turnover rateE	47%F	11%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12
Net realized and unrealized gain (loss)	.30	.05
Total from investment operations	.37	.17
Distributions from net investment income	–	(.10)
Distributions from net realized gain	–C	(.07)
Total distributions	–C	(.16)D
Net asset value, end of period	$10.38	$10.01
Total ReturnE	3.74%	1.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.46%H
Expenses net of fee waivers, if any	.47%H	.46%H
Expenses net of all reductions	.47%H	.46%H
Net investment income (loss)	1.49%H	2.13%H
Supplemental Data
Net assets, end of period (000 omitted)	$500	$102
Portfolio turnover rateG	47%H	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.16 per share is comprised of distributions from net investment income of $.095 and distributions from net realized gain of $.066 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13
Net realized and unrealized gain (loss)	.31	.04
Total from investment operations	.39	.17
Distributions from net investment income	–	(.10)
Distributions from net realized gain	(.01)	(.07)
Total distributions	(.01)	(.16)C
Net asset value, end of period	$10.39	$10.01
Total ReturnD	3.87%	1.83%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%G	.36%G
Expenses net of fee waivers, if any	.36%G	.36%G
Expenses net of all reductions	.36%G	.36%G
Net investment income (loss)	1.60%G	2.23%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$102
Portfolio turnover rateF	47%G	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.16 per share is comprised of distributions from net investment income of $.098 and distributions from net realized gain of $.066 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2005 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.01	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	.13
Net realized and unrealized gain (loss)	.30	.05
Total from investment operations	.39	.18
Distributions from net investment income	–C	(.10)
Distributions from net realized gain	(.01)	(.07)
Total distributions	(.01)	(.17)
Net asset value, end of period	$10.39	$10.01
Total ReturnD	3.89%	1.86%
Ratios to Average Net AssetsE,F
Expenses before reductions	.26%G	.26%G
Expenses net of fee waivers, if any	.26%G	.26%G
Expenses net of all reductions	.26%G	.26%G
Net investment income (loss)	1.70%G	2.33%G
Supplemental Data
Net assets, end of period (000 omitted)	$106	$102
Portfolio turnover rateF	47%G	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	9.8
Fidelity Series Treasury Bill Index Fund	9.5
Fidelity Series Government Bond Index Fund	9.4
Fidelity Series Inflation-Protected Bond Index Fund	9.2
Fidelity Series Corporate Bond Fund	6.8
Fidelity Series Investment Grade Securitized Fund	6.7
Fidelity Series Emerging Markets Opportunities Fund	5.4
Fidelity Series Large Cap Value Index Fund	5.3
Fidelity Series Blue Chip Growth Fund	3.6
Fidelity Series Commodity Strategy Fund	3.5
69.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	21.1%
International Equity Funds	16.5%
Bond Funds	46.5%
Short-Term Funds	15.9%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2010 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	148,765	$1,983,037
Fidelity Series Commodity Strategy Fund (a)	420,970	1,932,250
Fidelity Series Large Cap Growth Index Fund (a)	146,384	1,564,848
Fidelity Series Large Cap Stock Fund (a)	108,162	1,567,267
Fidelity Series Large Cap Value Index Fund (a)	225,039	2,939,006
Fidelity Series Small Cap Opportunities Fund (a)	60,651	780,579
Fidelity Series Value Discovery Fund (a)	71,709	932,936
TOTAL DOMESTIC EQUITY FUNDS
(Cost $11,782,591)		11,699,923

International Equity Funds - 16.5%
Fidelity Series Canada Fund (a)	23,480	259,922
Fidelity Series Emerging Markets Fund (a)	36,424	335,461
Fidelity Series Emerging Markets Opportunities Fund (a)	161,577	3,002,108
Fidelity Series International Growth Fund (a)	108,521	1,776,488
Fidelity Series International Index Fund (a)	55,703	560,931
Fidelity Series International Small Cap Fund (a)	30,896	498,661
Fidelity Series International Value Fund (a)	191,696	1,821,115
Fidelity Series Overseas Fund (a)	85,486	848,022
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,979,880)		9,102,708

Bond Funds - 46.5%
Fidelity Series Corporate Bond Fund (a)	348,939	3,747,600
Fidelity Series Emerging Markets Debt Fund (a)	40,370	379,478
Fidelity Series Floating Rate High Income Fund (a)	8,870	82,403
Fidelity Series Government Bond Index Fund (a)	486,752	5,183,912
Fidelity Series High Income Fund (a)	43,717	415,308
Fidelity Series Inflation-Protected Bond Index Fund (a)	507,354	5,114,131
Fidelity Series Investment Grade Bond Fund (a)	466,970	5,416,848
Fidelity Series Investment Grade Securitized Fund (a)	356,727	3,713,527
Fidelity Series Long-Term Treasury Bond Index Fund (a)	143,739	1,438,823
Fidelity Series Real Estate Income Fund (a)	23,435	262,705
TOTAL BOND FUNDS
(Cost $24,882,262)		25,754,735

Short-Term Funds - 15.9%
Fidelity Cash Central Fund 1.96% (b)	49	49
Fidelity Series Government Money Market Fund 2.07% (a)(c)	1,761,326	1,761,326
Fidelity Series Short-Term Credit Fund (a)	174,929	1,763,286
Fidelity Series Treasury Bill Index Fund (a)	528,125	5,281,250
TOTAL SHORT-TERM FUNDS
(Cost $8,786,484)		8,805,911
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $54,431,217)		55,363,277
NET OTHER ASSETS (LIABILITIES) - 0.0%		(10,171)
NET ASSETS - 100%		$55,353,106

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$110,318	$2,418,705	$384,318	$161,677	$13,069	$(174,737)	$1,983,037
Fidelity Series Canada Fund	11,003	258,167	20,300	--	274	10,778	259,922
Fidelity Series Commodity Strategy Fund	62,328	2,036,267	101,601	13,291	(1,192)	(63,552)	1,932,250
Fidelity Series Corporate Bond Fund	168,370	3,683,159	266,065	49,793	114	162,022	3,747,600
Fidelity Series Emerging Markets Debt Fund	18,543	395,989	28,567	8,749	(311)	(6,176)	379,478
Fidelity Series Emerging Markets Fund	14,121	357,120	20,463	--	(716)	(14,601)	335,461
Fidelity Series Emerging Markets Opportunities Fund	127,972	3,077,262	184,595	--	(1,348)	(17,183)	3,002,108
Fidelity Series Floating Rate High Income Fund	3,929	83,672	5,272	1,850	3	71	82,403
Fidelity Series Government Bond Index Fund	231,155	5,209,245	426,778	43,562	1,081	169,209	5,183,912
Fidelity Series Government Money Market Fund 2.07%	79,094	1,794,031	111,799	15,140	--	--	1,761,326
Fidelity Series High Income Fund	28,548	419,495	35,414	10,457	135	2,544	415,308
Fidelity Series Inflation-Protected Bond Index Fund	248,837	5,284,973	547,284	7,976	4,959	122,646	5,114,131
Fidelity Series International Growth Fund	92,485	1,951,345	369,880	--	16,647	85,891	1,776,488
Fidelity Series International Index Fund	24,205	568,654	39,505	--	129	7,448	560,931
Fidelity Series International Small Cap Fund	24,137	507,547	42,602	--	513	9,066	498,661
Fidelity Series International Value Fund	91,246	1,986,299	269,677	--	1,977	11,270	1,821,115
Fidelity Series Investment Grade Bond Fund	246,122	5,421,634	410,729	61,564	573	159,248	5,416,848
Fidelity Series Investment Grade Securitized Fund	173,652	3,750,566	276,320	40,173	549	65,080	3,713,527
Fidelity Series Large Cap Growth Index Fund	86,369	1,720,677	307,817	1,659	7,355	58,264	1,564,848
Fidelity Series Large Cap Stock Fund	85,985	1,768,635	265,013	59,117	3,414	(25,754)	1,567,267
Fidelity Series Large Cap Value Index Fund	161,014	3,168,990	494,916	--	11,396	92,522	2,939,006
Fidelity Series Long-Term Treasury Bond Index Fund	133,456	2,242,516	1,174,965	25,186	76,807	161,009	1,438,823
Fidelity Series Overseas Fund	--	842,940	--	--	--	5,082	848,022
Fidelity Series Real Estate Income Fund	12,475	264,608	19,482	7,525	128	4,976	262,705
Fidelity Series Short-Term Credit Fund	79,524	1,785,950	117,004	17,456	(42)	14,858	1,763,286
Fidelity Series Small Cap Opportunities Fund	42,953	894,501	124,988	39,107	2,669	(34,556)	780,579
Fidelity Series Treasury Bill Index Fund	235,082	5,380,508	338,302	42,581	(12)	3,974	5,281,250
Fidelity Series Value Discovery Fund	50,945	1,007,057	151,509	--	2,744	23,699	932,936
	$2,643,868	$58,280,512	$6,535,165	$606,863	$140,915	$833,098	$55,363,228

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2010 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $54,431,168)	55,363,228
Total Investment in Securities (cost $54,431,217)		$55,363,277
Cash		256
Receivable for fund shares sold		11,679,897
Total assets		67,043,430
Liabilities
Payable for investments purchased	$11,597,527
Payable for fund shares redeemed	82,372
Accrued management fee	10,226
Distribution and service plan fees payable	199
Total liabilities		11,690,324
Net Assets		$55,353,106
Net Assets consist of:
Paid in capital		$53,778,746
Total accumulated earnings (loss)		1,574,360
Net Assets		$55,353,106
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($185,375 ÷ 18,007 shares)(a)		$10.29
Maximum offering price per share (100/94.25 of $10.29)		$10.92
Class M:
Net Asset Value and redemption price per share ($177,557 ÷ 17,276 shares)(a)		$10.28
Maximum offering price per share (100/96.50 of $10.28)		$10.65
Class C:
Net Asset Value and offering price per share ($104,107 ÷ 10,162 shares)(a)		$10.24
Fidelity Freedom Blend 2010 Fund:
Net Asset Value, offering price and redemption price per share ($836,975 ÷ 81,130 shares)		$10.32
Class K:
Net Asset Value, offering price and redemption price per share ($1,791,671 ÷ 173,452 shares)		$10.33
Class K6:
Net Asset Value, offering price and redemption price per share ($51,813,039 ÷ 5,015,599 shares)		$10.33
Class I:
Net Asset Value, offering price and redemption price per share ($233,549 ÷ 22,627 shares)		$10.32
Class Z:
Net Asset Value, offering price and redemption price per share ($105,359 ÷ 10,199 shares)		$10.33
Class Z6:
Net Asset Value, offering price and redemption price per share ($105,474 ÷ 10,203 shares)		$10.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$381,578
Expenses
Management fee	$57,969
Distribution and service plan fees	1,167
Independent trustees' fees and expenses	64
Total expenses		59,200
Net investment income (loss)		322,378
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	141,024
Capital gain distributions from underlying funds:
Affiliated issuers	225,285
Total net realized gain (loss)		366,309
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	833,098
Total change in net unrealized appreciation (depreciation)		833,098
Net gain (loss)		1,199,407
Net increase (decrease) in net assets resulting from operations		$1,521,785

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$322,378	$18,516
Net realized gain (loss)	366,309	(17,746)
Change in net unrealized appreciation (depreciation)	833,098	98,962
Net increase (decrease) in net assets resulting from operations	1,521,785	99,732
Distributions to shareholders	(28,580)	(18,577)
Share transactions - net increase (decrease)	51,216,718	2,562,028
Total increase (decrease) in net assets	52,709,923	2,643,183
Net Assets
Beginning of period	2,643,183	–
End of period	$55,353,106	$2,643,183

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2010 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.93	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.10
Net realized and unrealized gain (loss)	.30	.01
Total from investment operations	.36	.11
Distributions from net investment income	–	(.11)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.18)C
Net asset value, end of period	$10.29	$9.93
Total ReturnD,E	3.63%	1.24%
Ratios to Average Net AssetsF,G
Expenses before reductions	.72%H	.72%H
Expenses net of fee waivers, if any	.72%H	.72%H
Expenses net of all reductions	.72%H	.72%H
Net investment income (loss)	1.09%H	1.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$185	$166
Portfolio turnover rateG	34%H	98%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.18 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.076 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.09
Net realized and unrealized gain (loss)	.32	–C
Total from investment operations	.36	.09
Distributions from net investment income	–	(.10)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.17)D
Net asset value, end of period	$10.28	$9.92
Total ReturnE,F	3.63%	1.03%
Ratios to Average Net AssetsG,H
Expenses before reductions	.97%I	.97%I
Expenses net of fee waivers, if any	.97%I	.97%I
Expenses net of all reductions	.97%I	.97%I
Net investment income (loss)	.85%I	1.56%I
Supplemental Data
Net assets, end of period (000 omitted)	$178	$126
Portfolio turnover rateH	34%I	98%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.076 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.06
Net realized and unrealized gain (loss)	.30	.01
Total from investment operations	.32	.07
Distributions from net investment income	–	(.08)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.15)C
Net asset value, end of period	$10.24	$9.92
Total ReturnD,E	3.23%	.81%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.47%H	1.47%H
Expenses net of fee waivers, if any	1.47%H	1.47%H
Expenses net of all reductions	1.47%H	1.47%H
Net investment income (loss)	.34%H	1.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$104	$101
Portfolio turnover rateG	34%H	98%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total distributions of $.15 per share is comprised of distributions from net investment income of $.075 and distributions from net realized gain of $.076 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12
Net realized and unrealized gain (loss)	.31	.01
Total from investment operations	.38	.13
Distributions from net investment income	–	(.11)
Distributions from net realized gain	–C	(.08)
Total distributions	–C	(.19)
Net asset value, end of period	$10.32	$9.94
Total ReturnD	3.86%	1.37%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.47%G
Expenses net of fee waivers, if any	.47%G	.47%G
Expenses net of all reductions	.47%G	.47%G
Net investment income (loss)	1.35%G	2.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$837	$148
Portfolio turnover rateF	34%G	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12
Net realized and unrealized gain (loss)	.32	.01
Total from investment operations	.39	.13
Distributions from net investment income	–	(.11)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.19)
Net asset value, end of period	$10.33	$9.94
Total ReturnC	3.92%	1.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.39%F	.37%F
Expenses net of fee waivers, if any	.39%F	.37%F
Expenses net of all reductions	.39%F	.37%F
Net investment income (loss)	1.43%F	2.16%F
Supplemental Data
Net assets, end of period (000 omitted)	$1,792	$101
Portfolio turnover rateE	34%F	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13
Net realized and unrealized gain (loss)	.31	.01
Total from investment operations	.39	.14
Distributions from net investment income	–C	(.11)
Distributions from net realized gain	(.01)	(.08)
Total distributions	(.01)	(.19)
Net asset value, end of period	$10.33	$9.95
Total ReturnD	3.89%	1.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.27%G	.28%G,H
Expenses net of fee waivers, if any	.27%G	.28%G,H
Expenses net of all reductions	.27%G	.28%G,H
Net investment income (loss)	1.54%G	2.26%G
Supplemental Data
Net assets, end of period (000 omitted)	$51,813	$1,697
Portfolio turnover rateF	34%G	98%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12
Net realized and unrealized gain (loss)	.31	–C
Total from investment operations	.38	.12
Distributions from net investment income	–	(.11)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.18)D
Net asset value, end of period	$10.32	$9.94
Total ReturnE	3.82%	1.35%
Ratios to Average Net AssetsF,G
Expenses before reductions	.48%H	.47%H
Expenses net of fee waivers, if any	.48%H	.47%H
Expenses net of all reductions	.48%H	.47%H
Net investment income (loss)	1.34%H	2.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$234	$101
Portfolio turnover rateG	34%H	98%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.18 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.076 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.12
Net realized and unrealized gain (loss)	.32	.01
Total from investment operations	.39	.13
Distributions from net investment income	–	(.11)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.19)
Net asset value, end of period	$10.33	$9.94
Total ReturnC	3.92%	1.38%
Ratios to Average Net AssetsD,E
Expenses before reductions	.37%F	.37%F
Expenses net of fee waivers, if any	.37%F	.37%F
Expenses net of all reductions	.37%F	.37%F
Net investment income (loss)	1.44%F	2.16%F
Supplemental Data
Net assets, end of period (000 omitted)	$105	$101
Portfolio turnover rateE	34%F	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2010 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.95	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	.13
Net realized and unrealized gain (loss)	.31	.01
Total from investment operations	.39	.14
Distributions from net investment income	–	(.11)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.19)
Net asset value, end of period	$10.34	$9.95
Total ReturnC	3.92%	1.52%
Ratios to Average Net AssetsD,E
Expenses before reductions	.27%F	.27%F
Expenses net of fee waivers, if any	.27%F	.27%F
Expenses net of all reductions	.27%F	.27%F
Net investment income (loss)	1.54%F	2.26%F
Supplemental Data
Net assets, end of period (000 omitted)	$105	$101
Portfolio turnover rateE	34%F	98%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	8.7
Fidelity Series Government Bond Index Fund	8.3
Fidelity Series Inflation-Protected Bond Index Fund	8.0
Fidelity Series Large Cap Value Index Fund	7.1
Fidelity Series Treasury Bill Index Fund	7.0
Fidelity Series Emerging Markets Opportunities Fund	6.2
Fidelity Series Corporate Bond Fund	6.0
Fidelity Series Investment Grade Securitized Fund	5.9
Fidelity Series Blue Chip Growth Fund	4.8
Fidelity Series International Value Fund	4.1
66.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	27.0%
International Equity Funds	19.8%
Bond Funds	41.5%
Short-Term Funds	11.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2015 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.0%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	662,079	$8,825,511
Fidelity Series Commodity Strategy Fund (a)	1,410,484	6,474,121
Fidelity Series Large Cap Growth Index Fund (a)	651,798	6,967,725
Fidelity Series Large Cap Stock Fund (a)	481,684	6,979,606
Fidelity Series Large Cap Value Index Fund (a)	1,002,688	13,095,106
Fidelity Series Small Cap Opportunities Fund (a)	270,096	3,476,130
Fidelity Series Value Discovery Fund (a)	319,280	4,153,827
TOTAL DOMESTIC EQUITY FUNDS
(Cost $50,233,147)		49,972,026

International Equity Funds - 19.8%
Fidelity Series Canada Fund (a)	96,448	1,067,682
Fidelity Series Emerging Markets Fund (a)	139,590	1,285,619
Fidelity Series Emerging Markets Opportunities Fund (a)	619,065	11,502,235
Fidelity Series International Growth Fund (a)	453,891	7,430,189
Fidelity Series International Index Fund (a)	229,004	2,306,071
Fidelity Series International Small Cap Fund (a)	124,009	2,001,511
Fidelity Series International Value Fund (a)	802,620	7,624,888
Fidelity Series Overseas Fund (a)	346,379	3,436,078
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $36,058,726)		36,654,273

Bond Funds - 41.5%
Fidelity Series Corporate Bond Fund (a)	1,032,931	11,093,680
Fidelity Series Emerging Markets Debt Fund (a)	134,594	1,265,186
Fidelity Series Floating Rate High Income Fund (a)	29,587	274,864
Fidelity Series Government Bond Index Fund (a)	1,440,581	15,342,185
Fidelity Series High Income Fund (a)	146,061	1,387,580
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,467,707	14,794,483
Fidelity Series Investment Grade Bond Fund (a)	1,382,130	16,032,711
Fidelity Series Investment Grade Securitized Fund (a)	1,056,201	10,995,053
Fidelity Series Long-Term Treasury Bond Index Fund (a)	482,093	4,825,750
Fidelity Series Real Estate Income Fund (a)	78,369	878,513
TOTAL BOND FUNDS
(Cost $74,100,674)		76,890,005

Short-Term Funds - 11.7%
Fidelity Cash Central Fund 1.96% (b)	49	49
Fidelity Series Government Money Market Fund 2.07% (a)(c)	4,354,418	4,354,418
Fidelity Series Short-Term Credit Fund (a)	432,514	4,359,740
Fidelity Series Treasury Bill Index Fund (a)	1,305,642	13,056,422
TOTAL SHORT-TERM FUNDS
(Cost $21,716,833)		21,770,629
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $182,109,380)		185,286,933
NET OTHER ASSETS (LIABILITIES) - 0.0%		(38,320)
NET ASSETS - 100%		$185,248,613

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$520,264	$10,707,622	$1,596,976	$797,297	$23,397	$(828,796)	$8,825,511
Fidelity Series Canada Fund	47,956	1,052,016	81,332	--	664	48,378	1,067,682
Fidelity Series Commodity Strategy Fund	224,343	6,829,440	344,755	49,344	(2,507)	(232,400)	6,474,121
Fidelity Series Corporate Bond Fund	529,736	10,925,873	878,451	158,583	1,433	515,089	11,093,680
Fidelity Series Emerging Markets Debt Fund	66,460	1,321,850	99,381	31,655	(868)	(22,875)	1,265,186
Fidelity Series Emerging Markets Fund	57,738	1,358,856	67,628	--	(1,579)	(61,768)	1,285,619
Fidelity Series Emerging Markets Opportunities Fund	523,357	11,655,869	596,466	--	(8,371)	(72,154)	11,502,235
Fidelity Series Floating Rate High Income Fund	14,094	279,535	19,049	6,689	7	277	274,864
Fidelity Series Government Bond Index Fund	726,831	15,470,594	1,397,664	138,702	3,701	538,723	15,342,185
Fidelity Series Government Money Market Fund 2.07%	218,048	4,602,348	465,978	41,966	--	--	4,354,418
Fidelity Series High Income Fund	103,077	1,402,082	127,399	37,852	(22)	9,842	1,387,580
Fidelity Series Inflation-Protected Bond Index Fund	698,054	14,785,357	1,046,392	22,863	2,536	354,928	14,794,483
Fidelity Series International Growth Fund	404,676	8,015,693	1,443,329	--	49,326	403,823	7,430,189
Fidelity Series International Index Fund	106,013	2,320,367	154,518	--	(332)	34,541	2,306,071
Fidelity Series International Small Cap Fund	105,521	2,060,989	208,974	--	2,025	41,950	2,001,511
Fidelity Series International Value Fund	397,626	8,155,159	991,129	--	(433)	63,665	7,624,888
Fidelity Series Investment Grade Bond Fund	774,219	16,063,257	1,313,594	196,010	2,754	506,075	16,032,711
Fidelity Series Investment Grade Securitized Fund	546,344	11,140,672	900,528	127,924	1,838	206,727	10,995,053
Fidelity Series Large Cap Growth Index Fund	407,232	7,529,765	1,282,202	7,916	29,203	283,727	6,967,725
Fidelity Series Large Cap Stock Fund	406,025	7,762,319	1,079,211	285,411	7,073	(116,600)	6,979,606
Fidelity Series Large Cap Value Index Fund	760,313	13,889,254	2,051,421	--	30,917	466,043	13,095,106
Fidelity Series Long-Term Treasury Bond Index Fund	486,619	8,199,705	4,755,961	93,029	333,828	561,559	4,825,750
Fidelity Series Overseas Fund	--	3,411,913	--	--	--	24,165	3,436,078
Fidelity Series Real Estate Income Fund	44,713	882,950	67,618	27,286	168	18,300	878,513
Fidelity Series Short-Term Credit Fund	219,186	4,574,845	475,934	48,224	819	40,824	4,359,740
Fidelity Series Small Cap Opportunities Fund	202,824	3,944,301	512,694	193,223	6,331	(164,632)	3,476,130
Fidelity Series Treasury Bill Index Fund	646,150	13,765,893	1,366,899	117,809	7	11,271	13,056,422
Fidelity Series Value Discovery Fund	240,563	4,422,182	635,835	--	5,458	121,459	4,153,827
	$9,477,982	$196,530,706	$23,961,318	$2,381,783	$487,373	$2,752,141	$185,286,884

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2015 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $182,109,331)	185,286,884
Total Investment in Securities (cost $182,109,380)		$185,286,933
Cash		506
Receivable for investments sold		13
Receivable for fund shares sold		25,930,259
Total assets		211,217,711
Liabilities
Payable for investments purchased	$25,607,893
Payable for fund shares redeemed	322,366
Accrued management fee	38,589
Distribution and service plan fees payable	250
Total liabilities		25,969,098
Net Assets		$185,248,613
Net Assets consist of:
Paid in capital		$179,484,409
Total accumulated earnings (loss)		5,764,204
Net Assets		$185,248,613
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($293,503 ÷ 28,568 shares)(a)		$10.27
Maximum offering price per share (100/94.25 of $10.27)		$10.90
Class M:
Net Asset Value and redemption price per share ($112,274 ÷ 10,949 shares)(a)		$10.25
Maximum offering price per share (100/96.50 of $10.25)		$10.62
Class C:
Net Asset Value and offering price per share ($178,610 ÷ 17,524 shares)(a)		$10.19
Fidelity Freedom Blend 2015 Fund:
Net Asset Value, offering price and redemption price per share ($3,422,641 ÷ 332,768 shares)		$10.29
Class K:
Net Asset Value, offering price and redemption price per share ($3,132,944 ÷ 304,154 shares)		$10.30
Class K6:
Net Asset Value, offering price and redemption price per share ($177,191,973 ÷ 17,199,517 shares)		$10.30
Class I:
Net Asset Value, offering price and redemption price per share ($619,105 ÷ 60,150 shares)		$10.29
Class Z:
Net Asset Value, offering price and redemption price per share ($104,956 ÷ 10,189 shares)		$10.30
Class Z6:
Net Asset Value, offering price and redemption price per share ($192,607 ÷ 18,685 shares)		$10.31

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,275,561
Expenses
Management fee	$215,437
Distribution and service plan fees	1,338
Independent trustees' fees and expenses	232
Total expenses		217,007
Net investment income (loss)		1,058,554
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	487,731
Capital gain distributions from underlying funds:
Affiliated issuers	1,106,222
Total net realized gain (loss)		1,593,953
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,752,141
Total change in net unrealized appreciation (depreciation)		2,752,141
Net gain (loss)		4,346,094
Net increase (decrease) in net assets resulting from operations		$5,404,648

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,058,554	$36,560
Net realized gain (loss)	1,593,953	(5,740)
Change in net unrealized appreciation (depreciation)	2,752,141	425,412
Net increase (decrease) in net assets resulting from operations	5,404,648	456,232
Distributions to shareholders	(73,722)	(22,954)
Share transactions - net increase (decrease)	170,442,113	9,042,296
Total increase (decrease) in net assets	175,773,039	9,475,574
Net Assets
Beginning of period	9,475,574	–
End of period	$185,248,613	$9,475,574

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2015 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.07
Net realized and unrealized gain (loss)	.31	–C
Total from investment operations	.36	.07
Distributions from net investment income	–	(.09)
Distributions from net realized gain	–	(.07)
Total distributions	–	(.16)
Net asset value, end of period	$10.27	$9.91
Total ReturnD,E	3.63%	.85%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.74%H
Expenses net of fee waivers, if any	.73%H	.74%H
Expenses net of all reductions	.73%H	.74%H
Net investment income (loss)	.94%H	1.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$294	$195
Portfolio turnover rateG	35%H	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.90	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.06
Net realized and unrealized gain (loss)	.31	–C
Total from investment operations	.35	.06
Distributions from net investment income	–	(.09)
Distributions from net realized gain	–	(.07)
Total distributions	–	(.16)
Net asset value, end of period	$10.25	$9.90
Total ReturnD,E	3.54%	.67%
Ratios to Average Net AssetsF,G
Expenses before reductions	.98%H	.99%H
Expenses net of fee waivers, if any	.98%H	.99%H
Expenses net of all reductions	.98%H	.99%H
Net investment income (loss)	.69%H	.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$112	$101
Portfolio turnover rateG	35%H	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.87	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.03
Net realized and unrealized gain (loss)	.31	–C
Total from investment operations	.32	.03
Distributions from net investment income	–	(.09)
Distributions from net realized gain	–	(.07)
Total distributions	–	(.16)
Net asset value, end of period	$10.19	$9.87
Total ReturnD,E	3.24%	.43%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.48%H	1.50%H,I
Expenses net of fee waivers, if any	1.48%H	1.50%H,I
Expenses net of all reductions	1.48%H	1.50%H,I
Net investment income (loss)	.19%H	.48%H
Supplemental Data
Net assets, end of period (000 omitted)	$179	$144
Portfolio turnover rateG	35%H	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.91	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.08
Net realized and unrealized gain (loss)	.32	.01
Total from investment operations	.38	.09
Distributions from net investment income	–	(.11)
Distributions from net realized gain	–	(.07)
Total distributions	–	(.18)
Net asset value, end of period	$10.29	$9.91
Total ReturnC	3.83%	1.02%
Ratios to Average Net AssetsD,E
Expenses before reductions	.48%F	.49%F
Expenses net of fee waivers, if any	.48%F	.49%F
Expenses net of all reductions	.48%F	.49%F
Net investment income (loss)	1.19%F	1.49%F
Supplemental Data
Net assets, end of period (000 omitted)	$3,423	$468
Portfolio turnover rateE	35%F	52%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.09
Net realized and unrealized gain (loss)	.32	–C
Total from investment operations	.38	.09
Distributions from net investment income	–	(.11)
Distributions from net realized gain	–	(.07)
Total distributions	–	(.17)D
Net asset value, end of period	$10.30	$9.92
Total ReturnE	3.83%	1.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%H	.39%H
Expenses net of fee waivers, if any	.40%H	.39%H
Expenses net of all reductions	.40%H	.39%H
Net investment income (loss)	1.27%H	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,133	$101
Portfolio turnover rateG	35%H	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.069 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.09
Net realized and unrealized gain (loss)	.32	.01
Total from investment operations	.39	.10
Distributions from net investment income	–C	(.11)
Distributions from net realized gain	–C	(.07)
Total distributions	(.01)D	(.18)
Net asset value, end of period	$10.30	$9.92
Total ReturnE	3.88%	1.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.28%H	.30%H
Expenses net of fee waivers, if any	.28%H	.30%H
Expenses net of all reductions	.28%H	.30%H
Net investment income (loss)	1.39%H	1.68%H
Supplemental Data
Net assets, end of period (000 omitted)	$177,192	$8,164
Portfolio turnover rateG	35%H	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.01 per share is comprised of distributions from net investment income of $.002 and distributions from net realized gain of $.003 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.08
Net realized and unrealized gain (loss)	.31	.01
Total from investment operations	.37	.09
Distributions from net investment income	–	(.10)
Distributions from net realized gain	–	(.07)
Total distributions	–	(.17)
Net asset value, end of period	$10.29	$9.92
Total ReturnC	3.73%	1.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.49%F
Expenses net of fee waivers, if any	.49%F	.49%F
Expenses net of all reductions	.49%F	.49%F
Net investment income (loss)	1.18%F	1.49%F
Supplemental Data
Net assets, end of period (000 omitted)	$619	$101
Portfolio turnover rateE	35%F	52%F

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.09
Net realized and unrealized gain (loss)	.31	–C
Total from investment operations	.38	.09
Distributions from net investment income	–	(.11)
Distributions from net realized gain	–	(.07)
Total distributions	–	(.17)D
Net asset value, end of period	$10.30	$9.92
Total ReturnE	3.83%	1.07%
Ratios to Average Net AssetsF,G
Expenses before reductions	.38%H	.39%H
Expenses net of fee waivers, if any	.38%H	.39%H
Expenses net of all reductions	.38%H	.39%H
Net investment income (loss)	1.29%H	1.59%H
Supplemental Data
Net assets, end of period (000 omitted)	$105	$101
Portfolio turnover rateG	35%H	52%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.17 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.069 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2015 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.07	.10
Net realized and unrealized gain (loss)	.32	–C
Total from investment operations	.39	.10
Distributions from net investment income	–	(.11)
Distributions from net realized gain	–	(.07)
Total distributions	–	(.18)
Net asset value, end of period	$10.31	$9.92
Total ReturnD	3.93%	1.12%
Ratios to Average Net AssetsE,F
Expenses before reductions	.28%G	.29%G
Expenses net of fee waivers, if any	.28%G	.29%G
Expenses net of all reductions	.28%G	.29%G
Net investment income (loss)	1.39%G	1.69%G
Supplemental Data
Net assets, end of period (000 omitted)	$193	$101
Portfolio turnover rateF	35%G	52%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	8.6
Fidelity Series Investment Grade Bond Fund	7.7
Fidelity Series Government Bond Index Fund	7.3
Fidelity Series Emerging Markets Opportunities Fund	6.9
Fidelity Series Inflation-Protected Bond Index Fund	6.8
Fidelity Series Blue Chip Growth Fund	5.8
Fidelity Series Corporate Bond Fund	5.3
Fidelity Series Investment Grade Securitized Fund	5.2
Fidelity Series Treasury Bill Index Fund	4.9
Fidelity Series International Value Fund	4.9
63.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	32.1%
International Equity Funds	22.7%
Bond Funds	37.0%
Short-Term Funds	8.2%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2020 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,325,935	$31,004,710
Fidelity Series Commodity Strategy Fund (a)	4,072,704	18,693,710
Fidelity Series Large Cap Growth Index Fund (a)	2,290,504	24,485,489
Fidelity Series Large Cap Stock Fund (a)	1,692,776	24,528,323
Fidelity Series Large Cap Value Index Fund (a)	3,525,176	46,038,795
Fidelity Series Small Cap Opportunities Fund (a)	948,592	12,208,374
Fidelity Series Value Discovery Fund (a)	1,121,915	14,596,117
TOTAL DOMESTIC EQUITY FUNDS
(Cost $172,387,529)		171,555,518

International Equity Funds - 22.7%
Fidelity Series Canada Fund (a)	323,036	3,576,005
Fidelity Series Emerging Markets Fund (a)	446,181	4,109,329
Fidelity Series Emerging Markets Opportunities Fund (a)	1,980,636	36,800,216
Fidelity Series International Growth Fund (a)	1,554,064	25,440,025
Fidelity Series International Index Fund (a)	766,305	7,716,695
Fidelity Series International Small Cap Fund (a)	403,855	6,518,226
Fidelity Series International Value Fund (a)	2,747,647	26,102,642
Fidelity Series Overseas Fund (a)	1,113,605	11,046,961
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $119,245,473)		121,310,099

Bond Funds - 37.0%
Fidelity Series Corporate Bond Fund (a)	2,632,003	28,267,717
Fidelity Series Emerging Markets Debt Fund (a)	387,147	3,639,182
Fidelity Series Floating Rate High Income Fund (a)	85,057	790,181
Fidelity Series Government Bond Index Fund (a)	3,671,237	39,098,676
Fidelity Series High Income Fund (a)	420,471	3,994,474
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,620,129	36,490,899
Fidelity Series Investment Grade Bond Fund (a)	3,523,026	40,867,105
Fidelity Series Investment Grade Securitized Fund (a)	2,691,560	28,019,144
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,388,162	13,895,501
Fidelity Series Real Estate Income Fund (a)	225,679	2,529,865
TOTAL BOND FUNDS
(Cost $190,282,995)		197,592,744

Short-Term Funds - 8.2%
Fidelity Cash Central Fund 1.96% (b)	49	49
Fidelity Series Government Money Market Fund 2.07% (a)(c)	8,780,970	8,780,970
Fidelity Series Short-Term Credit Fund (a)	872,269	8,792,475
Fidelity Series Treasury Bill Index Fund (a)	2,633,400	26,333,996
TOTAL SHORT-TERM FUNDS
(Cost $43,789,328)		43,907,490
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $525,705,325)		534,365,851
NET OTHER ASSETS (LIABILITIES) - 0.0%		(121,415)
NET ASSETS - 100%		$534,244,436

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,592,321	$37,507,541	$5,176,883	$2,868,478	$92,154	$(3,010,423)	$31,004,710
Fidelity Series Canada Fund	140,253	3,486,370	218,601	--	1,213	166,770	3,576,005
Fidelity Series Commodity Strategy Fund	571,268	19,694,319	861,048	148,254	(12,431)	(698,398)	18,693,710
Fidelity Series Corporate Bond Fund	1,182,202	27,753,915	2,038,008	418,946	7,008	1,362,600	28,267,717
Fidelity Series Emerging Markets Debt Fund	168,522	3,810,125	268,668	94,806	(2,232)	(68,565)	3,639,182
Fidelity Series Emerging Markets Fund	161,941	4,344,038	182,140	--	(2,888)	(211,622)	4,109,329
Fidelity Series Emerging Markets Opportunities Fund	1,467,329	37,155,977	1,541,251	--	(13,827)	(268,012)	36,800,216
Fidelity Series Floating Rate High Income Fund	36,143	804,004	50,676	20,020	(69)	779	790,181
Fidelity Series Government Bond Index Fund	1,629,215	39,356,069	3,330,841	366,395	18,065	1,426,168	39,098,676
Fidelity Series Government Money Market Fund 2.07%	420,634	10,051,940	1,691,604	94,059	--	--	8,780,970
Fidelity Series High Income Fund	268,041	4,026,638	328,855	113,335	(782)	29,432	3,994,474
Fidelity Series Inflation-Protected Bond Index Fund	1,308,189	36,385,347	2,007,787	51,250	8,109	797,041	36,490,899
Fidelity Series International Growth Fund	1,183,883	26,589,709	3,892,128	--	125,481	1,433,080	25,440,025
Fidelity Series International Index Fund	309,955	7,695,582	403,813	--	(1,235)	116,206	7,716,695
Fidelity Series International Small Cap Fund	308,451	6,837,646	775,858	--	7,693	140,294	6,518,226
Fidelity Series International Value Fund	1,162,276	27,106,314	2,372,669	--	(10,661)	217,382	26,102,642
Fidelity Series Investment Grade Bond Fund	1,727,776	40,966,194	3,178,497	517,734	11,583	1,340,049	40,867,105
Fidelity Series Investment Grade Securitized Fund	1,219,272	28,345,028	2,100,575	338,033	8,065	547,354	28,019,144
Fidelity Series Large Cap Growth Index Fund	1,246,354	26,271,125	4,157,719	28,696	97,813	1,027,916	24,485,489
Fidelity Series Large Cap Stock Fund	1,238,767	27,059,102	3,349,229	1,040,681	19,696	(440,013)	24,528,323
Fidelity Series Large Cap Value Index Fund	2,321,999	48,583,269	6,640,184	--	83,009	1,690,702	46,038,795
Fidelity Series Long-Term Treasury Bond Index Fund	1,262,323	25,262,497	15,370,481	285,288	1,159,498	1,581,664	13,895,501
Fidelity Series Overseas Fund	--	10,958,383	--	--	--	88,578	11,046,961
Fidelity Series Real Estate Income Fund	113,494	2,544,003	183,637	81,088	615	55,390	2,529,865
Fidelity Series Short-Term Credit Fund	422,871	9,948,845	1,673,869	108,015	3,878	90,750	8,792,475
Fidelity Series Small Cap Opportunities Fund	616,858	13,764,670	1,598,768	694,932	16,937	(591,323)	12,208,374
Fidelity Series Treasury Bill Index Fund	1,235,916	29,980,703	4,908,556	264,194	1,950	23,983	26,333,996
Fidelity Series Value Discovery Fund	732,368	15,301,678	1,896,844	--	16,577	442,338	14,596,117
	$24,048,621	$571,591,031	$70,199,189	$7,534,204	$1,635,219	$7,290,120	$534,365,802

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2020 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $525,705,276)	534,365,802
Total Investment in Securities (cost $525,705,325)		$534,365,851
Cash		1,102
Receivable for investments sold		24
Receivable for fund shares sold		58,375,844
Total assets		592,742,821
Liabilities
Payable for investments purchased	$58,060,615
Payable for fund shares redeemed	315,228
Accrued management fee	121,718
Distribution and service plan fees payable	824
Total liabilities		58,498,385
Net Assets		$534,244,436
Net Assets consist of:
Paid in capital		$517,201,470
Total accumulated earnings (loss)		17,042,966
Net Assets		$534,244,436
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,281,257 ÷ 124,523 shares)(a)		$10.29
Maximum offering price per share (100/94.25 of $10.29)		$10.92
Class M:
Net Asset Value and redemption price per share ($158,643 ÷ 15,426 shares)(a)		$10.28
Maximum offering price per share (100/96.50 of $10.28)		$10.65
Class C:
Net Asset Value and offering price per share ($601,727 ÷ 58,809 shares)(a)		$10.23
Fidelity Freedom Blend 2020 Fund:
Net Asset Value, offering price and redemption price per share ($5,748,479 ÷ 557,644 shares)		$10.31
Class K:
Net Asset Value, offering price and redemption price per share ($7,842,551 ÷ 759,238 shares)		$10.33
Class K6:
Net Asset Value, offering price and redemption price per share ($516,451,044 ÷ 49,983,515 shares)		$10.33
Class I:
Net Asset Value, offering price and redemption price per share ($1,942,839 ÷ 188,210 shares)		$10.32
Class Z:
Net Asset Value, offering price and redemption price per share ($104,687 ÷ 10,134 shares)		$10.33
Class Z6:
Net Asset Value, offering price and redemption price per share ($113,209 ÷ 10,951 shares)		$10.34

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,548,965
Expenses
Management fee	$690,626
Distribution and service plan fees	4,514
Independent trustees' fees and expenses	696
Total expenses		695,836
Net investment income (loss)		2,853,129
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	1,636,174
Capital gain distributions from underlying funds:
Affiliated issuers	3,985,239
Total net realized gain (loss)		5,621,413
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	7,290,120
Total change in net unrealized appreciation (depreciation)		7,290,120
Net gain (loss)		12,911,533
Net increase (decrease) in net assets resulting from operations		$15,764,662

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,853,129	$68,811
Net realized gain (loss)	5,621,413	87,950
Change in net unrealized appreciation (depreciation)	7,290,120	1,370,406
Net increase (decrease) in net assets resulting from operations	15,764,662	1,527,167
Distributions to shareholders	(221,573)	(27,290)
Share transactions - net increase (decrease)	494,659,327	22,542,143
Total increase (decrease) in net assets	510,202,416	24,042,020
Net Assets
Beginning of period	24,042,020	–
End of period	$534,244,436	$24,042,020

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2020 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.05
Net realized and unrealized gain (loss)	.33	(.01)C
Total from investment operations	.37	.04
Distributions from net investment income	–	(.07)
Distributions from net realized gain	–	(.05)
Total distributions	–	(.12)
Net asset value, end of period	$10.29	$9.92
Total ReturnD,E	3.73%	.55%
Ratios to Average Net AssetsF,G
Expenses before reductions	.74%H	.77%H,I
Expenses net of fee waivers, if any	.74%H	.77%H,I
Expenses net of all reductions	.74%H	.77%H,I
Net investment income (loss)	.81%H	.81%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,281	$894
Portfolio turnover rateG	35%H	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.03
Net realized and unrealized gain (loss)	.33	(.01)C
Total from investment operations	.36	.02
Distributions from net investment income	–	(.05)
Distributions from net realized gain	–	(.05)
Total distributions	–	(.10)
Net asset value, end of period	$10.28	$9.92
Total ReturnD,E	3.63%	.33%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.00%H	1.00%H
Expenses net of fee waivers, if any	1.00%H	1.00%H
Expenses net of all reductions	1.00%H	1.00%H
Net investment income (loss)	.56%H	.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$159	$107
Portfolio turnover rateG	35%H	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.90	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	–C
Net realized and unrealized gain (loss)	.33	–C
Total from investment operations	.33	–C
Distributions from net investment income	–	(.05)
Distributions from net realized gain	–	(.05)
Total distributions	–	(.10)
Net asset value, end of period	$10.23	$9.90
Total ReturnD,E	3.33%	.08%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.50%H	1.52%H,I
Expenses net of fee waivers, if any	1.50%H	1.52%H,I
Expenses net of all reductions	1.50%H	1.52%H,I
Net investment income (loss)	.05%H	.06%H
Supplemental Data
Net assets, end of period (000 omitted)	$602	$385
Portfolio turnover rateG	35%H	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.92	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.06
Net realized and unrealized gain (loss)	.34	(.01)C
Total from investment operations	.39	.05
Distributions from net investment income	–	(.08)
Distributions from net realized gain	–	(.05)
Total distributions	–	(.13)
Net asset value, end of period	$10.31	$9.92
Total ReturnD	3.93%	.63%
Ratios to Average Net AssetsE,F
Expenses before reductions	.50%G	.50%G
Expenses net of fee waivers, if any	.50%G	.50%G
Expenses net of all reductions	.50%G	.50%G
Net investment income (loss)	1.05%G	1.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$5,748	$1,168
Portfolio turnover rateF	35%G	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.07
Net realized and unrealized gain (loss)	.34	(.01)C
Total from investment operations	.39	.06
Distributions from net investment income	–	(.07)
Distributions from net realized gain	–	(.05)
Total distributions	–	(.12)
Net asset value, end of period	$10.33	$9.94
Total ReturnD	3.92%	.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.43%G	.40%G
Expenses net of fee waivers, if any	.43%G	.40%G
Expenses net of all reductions	.43%G	.40%G
Net investment income (loss)	1.13%G	1.18%G
Supplemental Data
Net assets, end of period (000 omitted)	$7,843	$101
Portfolio turnover rateF	35%G	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.07
Net realized and unrealized gain (loss)	.34	–C
Total from investment operations	.40	.07
Distributions from net investment income	–C	(.08)
Distributions from net realized gain	–C	(.05)
Total distributions	(.01)D	(.13)
Net asset value, end of period	$10.33	$9.94
Total ReturnE	3.98%	.77%
Ratios to Average Net AssetsF,G
Expenses before reductions	.30%H	.31%H,I
Expenses net of fee waivers, if any	.30%H	.31%H,I
Expenses net of all reductions	.30%H	.31%H,I
Net investment income (loss)	1.25%H	1.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$516,451	$21,065
Portfolio turnover rateG	35%H	78%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total distributions of $.01 per share is comprised of distributions from net investment income of $.001 and distributions from net realized gain of $.004 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.06
Net realized and unrealized gain (loss)	.33	–C
Total from investment operations	.38	.06
Distributions from net investment income	–	(.07)
Distributions from net realized gain	–	(.05)
Total distributions	–	(.12)
Net asset value, end of period	$10.32	$9.94
Total ReturnD	3.82%	.69%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.50%G
Expenses net of fee waivers, if any	.52%G	.50%G
Expenses net of all reductions	.52%G	.50%G
Net investment income (loss)	1.03%G	1.08%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,943	$121
Portfolio turnover rateF	35%G	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.07
Net realized and unrealized gain (loss)	.33	(.01)C
Total from investment operations	.39	.06
Distributions from net investment income	–	(.07)
Distributions from net realized gain	–	(.05)
Total distributions	–	(.12)
Net asset value, end of period	$10.33	$9.94
Total ReturnD	3.92%	.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	.40%G	.40%G
Expenses net of fee waivers, if any	.40%G	.40%G
Expenses net of all reductions	.40%G	.40%G
Net investment income (loss)	1.15%G	1.18%G
Supplemental Data
Net assets, end of period (000 omitted)	$105	$101
Portfolio turnover rateF	35%G	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2020 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.94	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.07
Net realized and unrealized gain (loss)	.34	–C
Total from investment operations	.40	.07
Distributions from net investment income	–	(.08)
Distributions from net realized gain	–	(.05)
Total distributions	–	(.13)
Net asset value, end of period	$10.34	$9.94
Total ReturnD	4.02%	.77%
Ratios to Average Net AssetsE,F
Expenses before reductions	.30%G	.30%G
Expenses net of fee waivers, if any	.30%G	.30%G
Expenses net of all reductions	.30%G	.30%G
Net investment income (loss)	1.25%G	1.28%G
Supplemental Data
Net assets, end of period (000 omitted)	$113	$101
Portfolio turnover rateF	35%G	78%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	9.9
Fidelity Series Emerging Markets Opportunities Fund	7.4
Fidelity Series Investment Grade Bond Fund	6.9
Fidelity Series Blue Chip Growth Fund	6.6
Fidelity Series Government Bond Index Fund	6.6
Fidelity Series Inflation-Protected Bond Index Fund	6.1
Fidelity Series International Value Fund	5.4
Fidelity Series International Growth Fund	5.3
Fidelity Series Large Cap Stock Fund	5.3
Fidelity Series Large Cap Growth Index Fund	5.3
64.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	36.3%
International Equity Funds	25.1%
Bond Funds	33.6%
Short-Term Funds	5.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2025 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 36.3%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,300,090	$43,990,205
Fidelity Series Commodity Strategy Fund (a)	5,041,836	23,142,028
Fidelity Series Large Cap Growth Index Fund (a)	3,250,750	34,750,513
Fidelity Series Large Cap Stock Fund (a)	2,402,421	34,811,076
Fidelity Series Large Cap Value Index Fund (a)	5,000,222	65,302,901
Fidelity Series Small Cap Opportunities Fund (a)	1,347,496	17,342,279
Fidelity Series Value Discovery Fund (a)	1,593,223	20,727,837
TOTAL DOMESTIC EQUITY FUNDS
(Cost $240,783,225)		240,066,839

International Equity Funds - 25.1%
Fidelity Series Canada Fund (a)	446,032	4,937,570
Fidelity Series Emerging Markets Fund (a)	596,405	5,492,888
Fidelity Series Emerging Markets Opportunities Fund (a)	2,648,000	49,199,845
Fidelity Series International Growth Fund (a)	2,141,700	35,059,624
Fidelity Series International Index Fund (a)	1,057,729	10,651,330
Fidelity Series International Small Cap Fund (a)	555,599	8,967,365
Fidelity Series International Value Fund (a)	3,788,171	35,987,622
Fidelity Series Overseas Fund (a)	1,563,805	15,512,946
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $162,736,259)		165,809,190

Bond Funds - 33.6%
Fidelity Series Corporate Bond Fund (a)	2,927,474	31,441,071
Fidelity Series Emerging Markets Debt Fund (a)	478,230	4,495,363
Fidelity Series Floating Rate High Income Fund (a)	104,940	974,897
Fidelity Series Government Bond Index Fund (a)	4,082,964	43,483,563
Fidelity Series High Income Fund (a)	519,198	4,932,385
Fidelity Series Inflation-Protected Bond Index Fund (a)	3,990,196	40,221,178
Fidelity Series Investment Grade Bond Fund (a)	3,918,305	45,452,335
Fidelity Series Investment Grade Securitized Fund (a)	2,993,370	31,160,980
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,696,932	16,986,285
Fidelity Series Real Estate Income Fund (a)	278,641	3,123,565
TOTAL BOND FUNDS
(Cost $214,460,520)		222,271,622

Short-Term Funds - 5.0%
Fidelity Cash Central Fund 1.96% (b)	49	49
Fidelity Series Government Money Market Fund 2.07% (a)(c)	6,571,234	6,571,234
Fidelity Series Short-Term Credit Fund (a)	652,778	6,580,007
Fidelity Series Treasury Bill Index Fund (a)	1,971,391	19,713,908
TOTAL SHORT-TERM FUNDS
(Cost $32,775,122)		32,865,198
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $650,755,126)		661,012,849
NET OTHER ASSETS (LIABILITIES) - 0.0%		(154,792)
NET ASSETS - 100%		$660,858,057

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$3,350,480	$50,812,997	$5,990,345	$4,087,532	$123,874	$(4,306,801)	$43,990,205
Fidelity Series Canada Fund	285,856	4,628,752	205,898	--	14	228,846	4,937,570
Fidelity Series Commodity Strategy Fund	1,042,420	23,665,613	699,565	182,674	(14,798)	(851,642)	23,142,028
Fidelity Series Corporate Bond Fund	1,846,960	29,899,528	1,708,369	437,539	8,204	1,394,748	31,441,071
Fidelity Series Emerging Markets Debt Fund	308,801	4,519,409	247,280	115,155	(2,512)	(83,055)	4,495,363
Fidelity Series Emerging Markets Fund	320,929	5,593,148	141,494	--	(4,211)	(275,484)	5,492,888
Fidelity Series Emerging Markets Opportunities Fund	2,908,667	47,924,199	1,273,894	--	(21,762)	(337,365)	49,199,845
Fidelity Series Floating Rate High Income Fund	66,227	952,621	44,766	24,299	(153)	968	974,897
Fidelity Series Government Bond Index Fund	2,542,458	42,358,782	2,890,776	382,478	20,663	1,452,436	43,483,563
Fidelity Series Government Money Market Fund 2.07%	541,049	8,385,016	2,354,831	78,448	--	--	6,571,234
Fidelity Series High Income Fund	506,764	4,770,956	380,134	137,800	(1,286)	36,085	4,932,385
Fidelity Series Inflation-Protected Bond Index Fund	1,914,163	39,051,667	1,520,520	50,462	6,668	769,200	40,221,178
Fidelity Series International Growth Fund	2,412,440	34,955,780	4,418,761	--	130,805	1,979,360	35,059,624
Fidelity Series International Index Fund	631,642	10,207,530	347,243	--	(3,275)	162,676	10,651,330
Fidelity Series International Small Cap Fund	628,628	8,976,692	841,964	--	8,648	195,361	8,967,365
Fidelity Series International Value Fund	2,365,715	35,656,204	2,332,800	--	(24,044)	322,547	35,987,622
Fidelity Series Investment Grade Bond Fund	2,698,664	44,131,987	2,758,347	540,599	13,433	1,366,598	45,452,335
Fidelity Series Investment Grade Securitized Fund	1,904,845	30,475,229	1,785,797	352,990	7,756	558,947	31,160,980
Fidelity Series Large Cap Growth Index Fund	2,622,519	35,636,761	5,084,831	40,108	119,674	1,456,390	34,750,513
Fidelity Series Large Cap Stock Fund	2,608,633	36,557,469	3,774,616	1,458,297	23,703	(604,113)	34,811,076
Fidelity Series Large Cap Value Index Fund	4,888,512	65,439,018	7,538,429	--	96,177	2,417,623	65,302,901
Fidelity Series Long-Term Treasury Bond Index Fund	2,517,705	32,693,749	22,041,386	378,621	1,936,879	1,879,338	16,986,285
Fidelity Series Overseas Fund	--	15,398,016	--	--	--	114,930	15,512,946
Fidelity Series Real Estate Income Fund	208,057	3,017,964	170,183	99,049	676	67,051	3,123,565
Fidelity Series Short-Term Credit Fund	543,898	8,291,086	2,335,959	89,600	13,196	67,786	6,580,007
Fidelity Series Small Cap Opportunities Fund	1,300,048	18,608,894	1,732,772	1,004,512	19,822	(853,713)	17,342,279
Fidelity Series Treasury Bill Index Fund	1,569,529	24,998,729	6,877,250	220,165	4,656	18,244	19,713,908
Fidelity Series Value Discovery Fund	1,543,092	20,601,445	2,063,295	--	19,072	627,523	20,727,837
	$44,078,701	$688,209,241	$81,561,505	$9,680,328	$2,481,879	$7,804,484	$661,012,800

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $650,755,077)	661,012,800
Total Investment in Securities (cost $650,755,126)		$661,012,849
Cash		1,153
Receivable for investments sold		8
Receivable for fund shares sold		69,828,484
Total assets		730,842,494
Liabilities
Payable for investments purchased	$68,885,680
Payable for fund shares redeemed	942,804
Accrued management fee	155,288
Distribution and service plan fees payable	665
Total liabilities		69,984,437
Net Assets		$660,858,057
Net Assets consist of:
Paid in capital		$639,446,242
Total accumulated earnings (loss)		21,411,815
Net Assets		$660,858,057
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,305,131 ÷ 128,056 shares)(a)		$10.19
Maximum offering price per share (100/94.25 of $10.19)		$10.81
Class M:
Net Asset Value and redemption price per share ($388,563 ÷ 38,178 shares)(a)		$10.18
Maximum offering price per share (100/96.50 of $10.18)		$10.55
Class C:
Net Asset Value and offering price per share ($309,679 ÷ 30,538 shares)(a)		$10.14
Fidelity Freedom Blend 2025 Fund:
Net Asset Value, offering price and redemption price per share ($4,924,276 ÷ 482,447 shares)		$10.21
Class K:
Net Asset Value, offering price and redemption price per share ($13,466,542 ÷ 1,317,312 shares)		$10.22
Class K6:
Net Asset Value, offering price and redemption price per share ($636,563,649 ÷ 62,242,040 shares)		$10.23
Class I:
Net Asset Value, offering price and redemption price per share ($3,568,224 ÷ 349,315 shares)		$10.21
Class Z:
Net Asset Value, offering price and redemption price per share ($104,483 ÷ 10,220 shares)		$10.22
Class Z6:
Net Asset Value, offering price and redemption price per share ($227,510 ÷ 22,237 shares)		$10.23

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$4,002,741
Expenses
Management fee	$866,584
Distribution and service plan fees	4,255
Independent trustees' fees and expenses	851
Total expenses		871,690
Net investment income (loss)		3,131,051
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,482,885
Capital gain distributions from underlying funds:
Affiliated issuers	5,677,587
Total net realized gain (loss)		8,160,472
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	7,804,484
Total change in net unrealized appreciation (depreciation)		7,804,484
Net gain (loss)		15,964,956
Net increase (decrease) in net assets resulting from operations		$19,096,007

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,131,051	$88,946
Net realized gain (loss)	8,160,472	19,024
Change in net unrealized appreciation (depreciation)	7,804,484	2,453,239
Net increase (decrease) in net assets resulting from operations	19,096,007	2,561,209
Distributions to shareholders	(215,881)	(29,520)
Share transactions - net increase (decrease)	597,911,072	41,535,170
Total increase (decrease) in net assets	616,791,198	44,066,859
Net Assets
Beginning of period	44,066,859	–
End of period	$660,858,057	$44,066,859

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2025 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.03
Net realized and unrealized gain (loss)	.34	(.02)C
Total from investment operations	.37	.01
Distributions from net investment income	–	(.11)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.19)
Net asset value, end of period	$10.19	$9.82
Total ReturnD,E	3.77%	.29%
Ratios to Average Net AssetsF,G
Expenses before reductions	.76%H	.76%H
Expenses net of fee waivers, if any	.76%H	.76%H
Expenses net of all reductions	.76%H	.76%H
Net investment income (loss)	.68%H	.58%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,305	$168
Portfolio turnover rateG	33%H	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.02
Net realized and unrealized gain (loss)	.34	(.02)C
Total from investment operations	.36	–
Distributions from net investment income	–	(.10)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.18)
Net asset value, end of period	$10.18	$9.82
Total ReturnD,E	3.67%	.16%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.01%H	1.02%H,I
Expenses net of fee waivers, if any	1.01%H	1.02%H,I
Expenses net of all reductions	1.01%H	1.02%H,I
Net investment income (loss)	.43%H	.32%H
Supplemental Data
Net assets, end of period (000 omitted)	$389	$746
Portfolio turnover rateG	33%H	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.81	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	(.01)
Net realized and unrealized gain (loss)	.33	(.02)D
Total from investment operations	.33	(.03)
Distributions from net investment income	–	(.09)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.16)E
Net asset value, end of period	$10.14	$9.81
Total ReturnF,G	3.36%	(.12)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.51%J	1.51%J
Expenses net of fee waivers, if any	1.51%J	1.51%J
Expenses net of all reductions	1.51%J	1.51%J
Net investment income (loss)	(.07)%J	(.17)%J
Supplemental Data
Net assets, end of period (000 omitted)	$310	$298
Portfolio turnover rateI	33%J	23%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.16 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.078 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the contingent deferred sales charge.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.82	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.05
Net realized and unrealized gain (loss)	.34	(.03)C
Total from investment operations	.39	.02
Distributions from net investment income	–	(.13)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.20)D
Net asset value, end of period	$10.21	$9.82
Total ReturnE	3.97%	.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.51%H	.52%H,I
Expenses net of fee waivers, if any	.51%H	.52%H,I
Expenses net of all reductions	.51%H	.52%H,I
Net investment income (loss)	.93%H	.83%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,924	$1,621
Portfolio turnover rateG	33%H	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.20 per share is comprised of distributions from net investment income of $.125 and distributions from net realized gain of $.078 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.05
Net realized and unrealized gain (loss)	.34	(.02)C
Total from investment operations	.39	.03
Distributions from net investment income	–	(.12)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.20)
Net asset value, end of period	$10.22	$9.83
Total ReturnD	3.97%	.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.41%G
Expenses net of fee waivers, if any	.44%G	.41%G
Expenses net of all reductions	.44%G	.41%G
Net investment income (loss)	1.00%G	.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$13,467	$101
Portfolio turnover rateF	33%G	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.06
Net realized and unrealized gain (loss)	.33	(.02)C
Total from investment operations	.39	.04
Distributions from net investment income	–D	(.12)
Distributions from net realized gain	–D	(.08)
Total distributions	–D	(.20)
Net asset value, end of period	$10.23	$9.84
Total ReturnE	4.01%	.60%
Ratios to Average Net AssetsF,G
Expenses before reductions	.31%H	.32%H,I
Expenses net of fee waivers, if any	.31%H	.32%H,I
Expenses net of all reductions	.31%H	.32%H,I
Net investment income (loss)	1.13%H	1.02%H
Supplemental Data
Net assets, end of period (000 omitted)	$636,564	$40,828
Portfolio turnover rateG	33%H	23%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.05
Net realized and unrealized gain (loss)	.34	(.02)C
Total from investment operations	.38	.03
Distributions from net investment income	–	(.12)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.20)
Net asset value, end of period	$10.21	$9.83
Total ReturnD	3.87%	.43%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.51%G
Expenses net of fee waivers, if any	.54%G	.51%G
Expenses net of all reductions	.54%G	.51%G
Net investment income (loss)	.90%G	.83%G
Supplemental Data
Net assets, end of period (000 omitted)	$3,568	$100
Portfolio turnover rateF	33%G	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.83	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.05
Net realized and unrealized gain (loss)	.34	(.02)C
Total from investment operations	.39	.03
Distributions from net investment income	–	(.12)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.20)
Net asset value, end of period	$10.22	$9.83
Total ReturnD	3.97%	.47%
Ratios to Average Net AssetsE,F
Expenses before reductions	.41%G	.41%G
Expenses net of fee waivers, if any	.41%G	.41%G
Expenses net of all reductions	.41%G	.41%G
Net investment income (loss)	1.03%G	.93%G
Supplemental Data
Net assets, end of period (000 omitted)	$104	$101
Portfolio turnover rateF	33%G	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2025 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.06	.06
Net realized and unrealized gain (loss)	.33	(.02)C
Total from investment operations	.39	.04
Distributions from net investment income	–	(.12)
Distributions from net realized gain	–	(.08)
Total distributions	–	(.20)
Net asset value, end of period	$10.23	$9.84
Total ReturnD	3.96%	.60%
Ratios to Average Net AssetsE,F
Expenses before reductions	.31%G	.31%G
Expenses net of fee waivers, if any	.31%G	.31%G
Expenses net of all reductions	.31%G	.31%G
Net investment income (loss)	1.13%G	1.03%G
Supplemental Data
Net assets, end of period (000 omitted)	$228	$104
Portfolio turnover rateF	33%G	23%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	11.8
Fidelity Series Emerging Markets Opportunities Fund	8.3
Fidelity Series Blue Chip Growth Fund	8.0
Fidelity Series Large Cap Stock Fund	6.3
Fidelity Series Large Cap Growth Index Fund	6.3
Fidelity Series International Value Fund	6.3
Fidelity Series International Growth Fund	6.1
Fidelity Series Investment Grade Bond Fund	5.7
Fidelity Series Government Bond Index Fund	5.4
Fidelity Series Inflation-Protected Bond Index Fund	4.0
68.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	42.9%
International Equity Funds	28.8%
Bond Funds	27.5%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2030 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,799,623	$50,648,979
Fidelity Series Commodity Strategy Fund (a)	4,843,949	22,233,728
Fidelity Series Large Cap Growth Index Fund (a)	3,745,219	40,036,391
Fidelity Series Large Cap Stock Fund (a)	2,767,873	40,106,477
Fidelity Series Large Cap Value Index Fund (a)	5,754,170	75,149,465
Fidelity Series Small Cap Opportunities Fund (a)	1,555,545	20,019,863
Fidelity Series Value Discovery Fund (a)	1,838,160	23,914,462
TOTAL DOMESTIC EQUITY FUNDS
(Cost $273,525,785)		272,109,365

International Equity Funds - 28.8%
Fidelity Series Canada Fund (a)	499,753	5,532,262
Fidelity Series Emerging Markets Fund (a)	638,728	5,882,682
Fidelity Series Emerging Markets Opportunities Fund (a)	2,833,900	52,653,856
Fidelity Series International Growth Fund (a)	2,370,978	38,812,913
Fidelity Series International Index Fund (a)	1,181,926	11,901,991
Fidelity Series International Small Cap Fund (a)	621,617	10,032,896
Fidelity Series International Value Fund (a)	4,195,490	39,857,154
Fidelity Series Overseas Fund (a)	1,786,313	17,720,229
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $179,324,153)		182,393,983

Bond Funds - 27.5%
Fidelity Series Corporate Bond Fund (a)	2,308,500	24,793,287
Fidelity Series Emerging Markets Debt Fund (a)	457,308	4,298,693
Fidelity Series Floating Rate High Income Fund (a)	100,010	929,091
Fidelity Series Government Bond Index Fund (a)	3,219,977	34,292,755
Fidelity Series High Income Fund (a)	496,647	4,718,151
Fidelity Series Inflation-Protected Bond Index Fund (a)	2,537,445	25,577,445
Fidelity Series Investment Grade Bond Fund (a)	3,090,293	35,847,397
Fidelity Series Investment Grade Securitized Fund (a)	2,360,566	24,573,492
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,628,805	16,304,335
Fidelity Series Real Estate Income Fund (a)	266,376	2,986,072
TOTAL BOND FUNDS
(Cost $168,421,084)		174,320,718

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 1.96% (b)	49	49
Fidelity Series Government Money Market Fund 2.07% (a)(c)	1,063,657	1,063,657
Fidelity Series Short-Term Credit Fund (a)	105,865	1,067,115
Fidelity Series Treasury Bill Index Fund (a)	318,350	3,183,497
TOTAL SHORT-TERM FUNDS
(Cost $5,299,332)		5,314,318
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $626,570,354)		634,138,384
NET OTHER ASSETS (LIABILITIES) - 0.0%		(154,811)
NET ASSETS - 100%		$633,983,573

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,215,402	$59,578,578	$6,253,455	$4,732,501	$135,612	$(5,027,158)	$50,648,979
Fidelity Series Canada Fund	183,055	5,250,799	156,197	--	127	254,478	5,532,262
Fidelity Series Commodity Strategy Fund	539,298	23,058,806	532,381	175,710	(16,075)	(815,920)	22,233,728
Fidelity Series Corporate Bond Fund	783,911	24,101,917	1,145,509	331,400	5,764	1,047,204	24,793,287
Fidelity Series Emerging Markets Debt Fund	167,998	4,413,752	200,226	109,946	(2,212)	(80,619)	4,298,693
Fidelity Series Emerging Markets Fund	197,749	6,072,447	86,428	--	(2,402)	(298,684)	5,882,682
Fidelity Series Emerging Markets Opportunities Fund	1,791,612	52,029,275	778,238	--	(11,924)	(376,869)	52,653,856
Fidelity Series Floating Rate High Income Fund	36,030	930,139	37,790	23,136	(175)	887	929,091
Fidelity Series Government Bond Index Fund	1,073,956	34,096,672	1,984,136	289,568	14,711	1,091,552	34,292,755
Fidelity Series Government Money Market Fund 2.07%	99,943	2,573,331	1,609,617	21,666	--	--	1,063,657
Fidelity Series High Income Fund	280,135	4,658,394	253,102	131,523	(1,499)	34,223	4,718,151
Fidelity Series Inflation-Protected Bond Index Fund	360,714	25,147,062	243,285	22,419	(191)	313,145	25,577,445
Fidelity Series International Growth Fund	1,535,541	39,620,022	4,674,594	--	136,383	2,195,561	38,812,913
Fidelity Series International Index Fund	403,447	11,549,549	227,068	--	(1,799)	177,862	11,901,991
Fidelity Series International Small Cap Fund	401,884	10,216,203	811,446	--	7,891	218,364	10,032,896
Fidelity Series International Value Fund	1,517,027	40,234,627	2,212,885	--	(28,426)	346,811	39,857,154
Fidelity Series Investment Grade Bond Fund	1,142,086	35,581,417	1,911,534	409,377	9,504	1,025,924	35,847,397
Fidelity Series Investment Grade Securitized Fund	808,243	24,547,069	1,207,495	267,291	5,610	420,065	24,573,492
Fidelity Series Large Cap Growth Index Fund	1,735,738	42,030,316	5,520,238	45,985	121,261	1,669,314	40,036,391
Fidelity Series Large Cap Stock Fund	1,722,980	42,938,358	3,865,263	1,685,366	17,030	(706,628)	40,106,477
Fidelity Series Large Cap Value Index Fund	3,226,419	77,252,840	8,210,204	--	98,592	2,781,818	75,149,465
Fidelity Series Long-Term Treasury Bond Index Fund	1,414,497	33,115,007	22,042,796	369,257	1,996,446	1,821,181	16,304,335
Fidelity Series Overseas Fund	--	17,610,084	--	--	--	110,145	17,720,229
Fidelity Series Real Estate Income Fund	113,275	2,948,719	140,012	95,112	785	63,305	2,986,072
Fidelity Series Short-Term Credit Fund	100,451	2,546,825	1,604,331	23,770	12,967	11,203	1,067,115
Fidelity Series Small Cap Opportunities Fund	860,698	21,899,925	1,763,447	1,163,236	17,633	(994,946)	20,019,863
Fidelity Series Treasury Bill Index Fund	262,183	7,712,945	4,798,817	60,585	4,209	2,977	3,183,497
Fidelity Series Value Discovery Fund	1,020,845	24,484,408	2,334,040	--	17,885	725,364	23,914,462
	$23,995,117	$676,199,486	$74,604,534	$9,957,848	$2,537,707	$6,010,559	$634,138,335

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2030 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $626,570,305)	634,138,335
Total Investment in Securities (cost $626,570,354)		$634,138,384
Cash		956
Receivable for fund shares sold		60,097,668
Total assets		694,237,008
Liabilities
Payable for investments purchased	$59,925,887
Payable for fund shares redeemed	171,782
Accrued management fee	155,018
Distribution and service plan fees payable	748
Total liabilities		60,253,435
Net Assets		$633,983,573
Net Assets consist of:
Paid in capital		$614,926,905
Total accumulated earnings (loss)		19,056,668
Net Assets		$633,983,573
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($614,462 ÷ 61,094 shares)(a)		$10.06
Maximum offering price per share (100/94.25 of $10.06)		$10.67
Class M:
Net Asset Value and redemption price per share ($502,629 ÷ 50,055 shares)(a)		$10.04
Maximum offering price per share (100/96.50 of $10.04)		$10.40
Class C:
Net Asset Value and offering price per share ($506,923 ÷ 50,735 shares)(a)		$9.99
Fidelity Freedom Blend 2030 Fund:
Net Asset Value, offering price and redemption price per share ($2,031,828 ÷ 201,646 shares)		$10.08
Class K:
Net Asset Value, offering price and redemption price per share ($9,907,169 ÷ 982,187 shares)		$10.09
Class K6:
Net Asset Value, offering price and redemption price per share ($615,557,147 ÷ 61,002,933 shares)		$10.09
Class I:
Net Asset Value, offering price and redemption price per share ($4,335,549 ÷ 430,149 shares)		$10.08
Class Z:
Net Asset Value, offering price and redemption price per share ($111,215 ÷ 11,025 shares)		$10.09
Class Z6:
Net Asset Value, offering price and redemption price per share ($416,651 ÷ 41,279 shares)		$10.09

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$3,388,360
Expenses
Management fee	$853,438
Distribution and service plan fees	3,695
Independent trustees' fees and expenses	803
Total expenses		857,936
Net investment income (loss)		2,530,424
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,538,516
Capital gain distributions from underlying funds:
Affiliated issuers	6,569,488
Total net realized gain (loss)		9,108,004
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	6,010,559
Total change in net unrealized appreciation (depreciation)		6,010,559
Net gain (loss)		15,118,563
Net increase (decrease) in net assets resulting from operations		$17,648,987

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,530,424	$40,104
Net realized gain (loss)	9,108,004	(6,492)
Change in net unrealized appreciation (depreciation)	6,010,559	1,557,471
Net increase (decrease) in net assets resulting from operations	17,648,987	1,591,083
Distributions to shareholders	(156,191)	(27,211)
Share transactions - net increase (decrease)	592,502,076	22,424,829
Total increase (decrease) in net assets	609,994,872	23,988,701
Net Assets
Beginning of period	23,988,701	–
End of period	$633,983,573	$23,988,701

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2030 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.02
Net realized and unrealized gain (loss)	.36	(.09)C
Total from investment operations	.38	(.07)
Distributions from net investment income	–	(.13)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.25)
Net asset value, end of period	$10.06	$9.68
Total ReturnD,E	3.93%	(.45)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.77%H	.78%H,I
Expenses net of fee waivers, if any	.77%H	.78%H,I
Expenses net of all reductions	.77%H	.78%H,I
Net investment income (loss)	.51%H	.39%H
Supplemental Data
Net assets, end of period (000 omitted)	$614	$348
Portfolio turnover rateG	32%H	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.68	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.01
Net realized and unrealized gain (loss)	.35	(.09)C
Total from investment operations	.36	(.08)
Distributions from net investment income	–	(.12)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.24)
Net asset value, end of period	$10.04	$9.68
Total ReturnD,E	3.72%	(.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.02%H	1.02%H
Expenses net of fee waivers, if any	1.02%H	1.02%H
Expenses net of all reductions	1.02%H	1.02%H
Net investment income (loss)	.25%H	.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$503	$170
Portfolio turnover rateG	32%H	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.66	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	(.02)
Net realized and unrealized gain (loss)	.34	(.08)C
Total from investment operations	.33	(.10)
Distributions from net investment income	–	(.12)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.24)
Net asset value, end of period	$9.99	$9.66
Total ReturnD,E	3.42%	(.81)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.52%H	1.52%H
Expenses net of fee waivers, if any	1.52%H	1.52%H
Expenses net of all reductions	1.52%H	1.52%H
Net investment income (loss)	(.24)%H	(.35)%H
Supplemental Data
Net assets, end of period (000 omitted)	$507	$259
Portfolio turnover rateG	32%H	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.04
Net realized and unrealized gain (loss)	.35	(.09)C
Total from investment operations	.39	(.05)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.26)
Net asset value, end of period	$10.08	$9.69
Total ReturnD	4.02%	(.26)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.52%G	.52%G
Expenses net of fee waivers, if any	.52%G	.52%G
Expenses net of all reductions	.52%G	.52%G
Net investment income (loss)	.76%G	.65%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,032	$762
Portfolio turnover rateF	32%G	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.04
Net realized and unrealized gain (loss)	.35	(.08)C
Total from investment operations	.39	(.04)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.26)
Net asset value, end of period	$10.09	$9.70
Total ReturnD	4.02%	(.15)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.42%G
Expenses net of fee waivers, if any	.45%G	.42%G
Expenses net of all reductions	.45%G	.42%G
Net investment income (loss)	.83%G	.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$9,907	$100
Portfolio turnover rateF	32%G	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.05
Net realized and unrealized gain (loss)	.34	(.09)C
Total from investment operations	.39	(.04)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–D	(.12)
Total distributions	–D	(.26)
Net asset value, end of period	$10.09	$9.70
Total ReturnE	4.05%	(.11)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.32%H	.33%H,I
Expenses net of fee waivers, if any	.32%H	.33%H,I
Expenses net of all reductions	.32%H	.33%H,I
Net investment income (loss)	.96%H	.84%H
Supplemental Data
Net assets, end of period (000 omitted)	$615,557	$21,781
Portfolio turnover rateG	32%H	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.69	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.04
Net realized and unrealized gain (loss)	.36	(.10)C
Total from investment operations	.39	(.06)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.25)D
Net asset value, end of period	$10.08	$9.69
Total ReturnE	4.02%	(.29)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.55%H	.52%H
Expenses net of fee waivers, if any	.55%H	.52%H
Expenses net of all reductions	.55%H	.52%H
Net investment income (loss)	.72%H	.65%H
Supplemental Data
Net assets, end of period (000 omitted)	$4,336	$100
Portfolio turnover rateG	32%H	29%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.25 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.117 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.04	.04
Net realized and unrealized gain (loss)	.35	(.08)C
Total from investment operations	.39	(.04)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.26)
Net asset value, end of period	$10.09	$9.70
Total ReturnD	4.02%	(.15)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.42%G	.42%G
Expenses net of fee waivers, if any	.42%G	.42%G
Expenses net of all reductions	.42%G	.42%G
Net investment income (loss)	.85%G	.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$111	$100
Portfolio turnover rateF	32%G	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2030 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.70	$10.00
Income from Investment Operations
Net investment income (loss)B	.05	.05
Net realized and unrealized gain (loss)	.34	(.09)C
Total from investment operations	.39	(.04)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.26)
Net asset value, end of period	$10.09	$9.70
Total ReturnD	4.02%	(.11)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.32%G	.32%G
Expenses net of fee waivers, if any	.32%G	.32%G
Expenses net of all reductions	.32%G	.32%G
Net investment income (loss)	.96%G	.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$417	$368
Portfolio turnover rateF	32%G	29%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	14.6
Fidelity Series Blue Chip Growth Fund	9.8
Fidelity Series Emerging Markets Opportunities Fund	9.5
Fidelity Series Large Cap Stock Fund	7.8
Fidelity Series Large Cap Growth Index Fund	7.7
Fidelity Series International Value Fund	7.5
Fidelity Series International Growth Fund	7.3
Fidelity Series Value Discovery Fund	4.6
Fidelity Series Small Cap Opportunities Fund	3.9
Fidelity Series Commodity Strategy Fund	3.5
76.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	51.9%
International Equity Funds	34.0%
Bond Funds	13.3%
Short-Term Funds	0.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2035 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,453,664	$59,367,344
Fidelity Series Commodity Strategy Fund (a)	4,591,328	21,074,196
Fidelity Series Large Cap Growth Index Fund (a)	4,386,424	46,890,878
Fidelity Series Large Cap Stock Fund (a)	3,241,790	46,973,538
Fidelity Series Large Cap Value Index Fund (a)	6,753,033	88,194,615
Fidelity Series Small Cap Opportunities Fund (a)	1,815,041	23,359,581
Fidelity Series Value Discovery Fund (a)	2,147,288	27,936,218
TOTAL DOMESTIC EQUITY FUNDS
(Cost $315,321,048)		313,796,370

International Equity Funds - 34.0%
Fidelity Series Canada Fund (a)	570,505	6,315,493
Fidelity Series Emerging Markets Fund (a)	697,534	6,424,291
Fidelity Series Emerging Markets Opportunities Fund (a)	3,096,182	57,527,054
Fidelity Series International Growth Fund (a)	2,681,435	43,895,088
Fidelity Series International Index Fund (a)	1,346,282	13,557,063
Fidelity Series International Small Cap Fund (a)	726,232	11,721,391
Fidelity Series International Value Fund (a)	4,746,424	45,091,028
Fidelity Series Overseas Fund (a)	2,110,844	20,939,574
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $202,014,133)		205,470,982

Bond Funds - 13.3%
Fidelity Series Corporate Bond Fund (a)	772,903	8,300,977
Fidelity Series Emerging Markets Debt Fund (a)	435,471	4,093,424
Fidelity Series Floating Rate High Income Fund (a)	95,244	884,813
Fidelity Series Government Bond Index Fund (a)	1,077,859	11,479,196
Fidelity Series High Income Fund (a)	473,004	4,493,541
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,206,692	12,163,458
Fidelity Series Investment Grade Bond Fund (a)	1,034,107	11,995,643
Fidelity Series Investment Grade Securitized Fund (a)	790,076	8,224,686
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,553,884	15,554,381
Fidelity Series Real Estate Income Fund (a)	253,717	2,844,170
TOTAL BOND FUNDS
(Cost $77,383,433)		80,034,289

Short-Term Funds - 0.8%
Fidelity Cash Central Fund 1.96% (b)	49	49
Fidelity Series Government Money Market Fund 2.07% (a)(c)	1,017,283	1,017,283
Fidelity Series Short-Term Credit Fund (a)	101,250	1,020,597
Fidelity Series Treasury Bill Index Fund (a)	304,538	3,045,376
TOTAL SHORT-TERM FUNDS
(Cost $5,068,846)		5,083,305
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $599,787,460)		604,384,946
NET OTHER ASSETS (LIABILITIES) - 0.0%		(154,285)
NET ASSETS - 100%		$604,230,661

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$2,811,838	$68,986,084	$6,589,089	$5,601,082	$110,632	$(5,952,121)	$59,367,344
Fidelity Series Canada Fund	226,889	5,926,901	127,470	--	(58)	289,231	6,315,493
Fidelity Series Commodity Strategy Fund	579,664	22,013,229	713,834	169,123	(26,291)	(778,572)	21,074,196
Fidelity Series Corporate Bond Fund	165,558	8,145,019	222,976	78,049	(130)	213,506	8,300,977
Fidelity Series Emerging Markets Debt Fund	175,349	4,201,669	204,046	105,543	(2,052)	(77,496)	4,093,424
Fidelity Series Emerging Markets Fund	233,552	6,593,061	71,295	--	(1,809)	(329,218)	6,424,291
Fidelity Series Emerging Markets Opportunities Fund	2,118,088	56,493,806	642,314	--	(5,736)	(436,790)	57,527,054
Fidelity Series Floating Rate High Income Fund	37,584	885,386	38,805	22,209	(246)	894	884,813
Fidelity Series Government Bond Index Fund	229,478	11,473,778	441,553	67,921	(365)	217,858	11,479,196
Fidelity Series Government Money Market Fund 2.07%	104,467	2,479,201	1,566,385	20,824	--	--	1,017,283
Fidelity Series High Income Fund	290,850	4,429,601	257,814	126,252	(1,883)	32,787	4,493,541
Fidelity Series Inflation-Protected Bond Index Fund	75,084	12,136,870	101,972	4,392	664	52,812	12,163,458
Fidelity Series International Growth Fund	1,896,017	44,353,814	4,992,954	--	125,580	2,512,631	43,895,088
Fidelity Series International Index Fund	497,781	13,018,966	158,408	--	(1,087)	199,811	13,557,063
Fidelity Series International Small Cap Fund	496,953	11,810,693	844,483	--	5,097	253,131	11,721,391
Fidelity Series International Value Fund	1,875,003	45,015,317	2,153,271	--	(31,322)	385,301	45,091,028
Fidelity Series Investment Grade Bond Fund	242,753	12,011,082	464,048	96,236	165	205,691	11,995,643
Fidelity Series Investment Grade Securitized Fund	170,816	8,248,014	278,862	62,843	83	84,635	8,224,686
Fidelity Series Large Cap Growth Index Fund	2,202,137	48,680,402	6,067,170	53,728	121,192	1,954,317	46,890,878
Fidelity Series Large Cap Stock Fund	2,190,163	49,751,311	4,132,900	1,986,310	(5,076)	(829,960)	46,973,538
Fidelity Series Large Cap Value Index Fund	4,101,247	89,627,070	8,884,970	--	50,985	3,300,283	88,194,615
Fidelity Series Long-Term Treasury Bond Index Fund	1,439,204	31,545,150	21,117,677	354,645	1,919,137	1,768,567	15,554,381
Fidelity Series Overseas Fund	--	20,839,717	--	--	--	99,857	20,939,574
Fidelity Series Real Estate Income Fund	118,319	2,806,996	142,482	91,390	871	60,466	2,844,170
Fidelity Series Short-Term Credit Fund	104,961	2,450,473	1,558,149	22,826	12,499	10,813	1,020,597
Fidelity Series Small Cap Opportunities Fund	1,094,072	25,243,759	1,809,212	1,376,688	6,663	(1,175,701)	23,359,581
Fidelity Series Treasury Bill Index Fund	276,660	7,429,719	4,667,938	58,252	4,049	2,886	3,045,376
Fidelity Series Value Discovery Fund	1,297,630	28,273,546	2,498,777	--	(2,149)	865,968	27,936,218
	$25,052,117	$644,870,634	$70,748,854	$10,298,313	$2,279,413	$2,931,587	$604,384,897

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2035 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $599,787,411)	604,384,897
Total Investment in Securities (cost $599,787,460)		$604,384,946
Cash		411
Receivable for fund shares sold		52,134,883
Total assets		656,520,240
Liabilities
Payable for investments purchased	$52,015,667
Payable for fund shares redeemed	119,217
Accrued management fee	154,235
Distribution and service plan fees payable	460
Total liabilities		52,289,579
Net Assets		$604,230,661
Net Assets consist of:
Paid in capital		$588,061,593
Total accumulated earnings (loss)		16,169,068
Net Assets		$604,230,661
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($640,652 ÷ 64,387 shares)(a)		$9.95
Maximum offering price per share (100/94.25 of $9.95)		$10.56
Class M:
Net Asset Value and redemption price per share ($231,351 ÷ 23,308 shares)(a)		$9.93
Maximum offering price per share (100/96.50 of $9.93)		$10.29
Class C:
Net Asset Value and offering price per share ($300,494 ÷ 30,360 shares)(a)		$9.90
Fidelity Freedom Blend 2035 Fund:
Net Asset Value, offering price and redemption price per share ($3,017,178 ÷ 302,756 shares)		$9.97
Class K:
Net Asset Value, offering price and redemption price per share ($11,897,579 ÷ 1,192,434 shares)		$9.98
Class K6:
Net Asset Value, offering price and redemption price per share ($584,838,522 ÷ 58,595,186 shares)		$9.98
Class I:
Net Asset Value, offering price and redemption price per share ($2,846,988 ÷ 285,553 shares)		$9.97
Class Z:
Net Asset Value, offering price and redemption price per share ($258,535 ÷ 25,911 shares)		$9.98
Class Z6:
Net Asset Value, offering price and redemption price per share ($199,362 ÷ 19,967 shares)		$9.98
 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,530,334
Expenses
Management fee	$845,385
Distribution and service plan fees	2,374
Independent trustees' fees and expenses	770
Total expenses		848,529
Net investment income (loss)		1,681,805
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	2,279,678
Capital gain distributions from underlying funds:
Affiliated issuers	7,767,979
Total net realized gain (loss)		10,047,657
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	2,931,587
Total change in net unrealized appreciation (depreciation)		2,931,587
Net gain (loss)		12,979,244
Net increase (decrease) in net assets resulting from operations		$14,661,049

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,681,805	$24,035
Net realized gain (loss)	10,047,657	2,831
Change in net unrealized appreciation (depreciation)	2,931,587	1,665,899
Net increase (decrease) in net assets resulting from operations	14,661,049	1,692,765
Distributions to shareholders	(151,033)	(33,713)
Share transactions - net increase (decrease)	564,674,986	23,386,607
Total increase (decrease) in net assets	579,185,002	25,045,659
Net Assets
Beginning of period	25,045,659	–
End of period	$604,230,661	$25,045,659

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2035 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.60	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	–C
Net realized and unrealized gain (loss)	.34	(.15)D
Total from investment operations	.35	(.15)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.25)E
Net asset value, end of period	$9.95	$9.60
Total ReturnF,G	3.65%	(1.18)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.78%J	.79%J,K
Expenses net of fee waivers, if any	.78%J	.79%J,K
Expenses net of all reductions	.78%J	.79%J,K
Net investment income (loss)	.21%J	.09%J
Supplemental Data
Net assets, end of period (000 omitted)	$641	$357
Portfolio turnover rateI	31%J	16%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.25 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.116 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	(.01)
Net realized and unrealized gain (loss)	.34	(.15)D
Total from investment operations	.34	(.16)
Distributions from net investment income	–	(.13)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.25)
Net asset value, end of period	$9.93	$9.59
Total ReturnE,F	3.55%	(1.30)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.03%I	1.03%I
Expenses net of fee waivers, if any	1.03%I	1.03%I
Expenses net of all reductions	1.03%I	1.03%I
Net investment income (loss)	(.04)%I	(.16)%I
Supplemental Data
Net assets, end of period (000 omitted)	$231	$177
Portfolio turnover rateH	31%I	16%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.59	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.04)
Net realized and unrealized gain (loss)	.34	(.14)C
Total from investment operations	.31	(.18)
Distributions from net investment income	–	(.11)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.23)
Net asset value, end of period	$9.90	$9.59
Total ReturnD,E	3.23%	(1.56)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.53%H	1.54%H,I
Expenses net of fee waivers, if any	1.53%H	1.54%H,I
Expenses net of all reductions	1.53%H	1.54%H,I
Net investment income (loss)	(.54)%H	(.67)%H
Supplemental Data
Net assets, end of period (000 omitted)	$300	$207
Portfolio turnover rateG	31%H	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.02
Net realized and unrealized gain (loss)	.34	(.15)C
Total from investment operations	.36	(.13)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.26)D
Net asset value, end of period	$9.97	$9.61
Total ReturnE	3.75%	(.96)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.53%H	.53%H
Expenses net of fee waivers, if any	.53%H	.53%H
Expenses net of all reductions	.53%H	.53%H
Net investment income (loss)	.46%H	.34%H
Supplemental Data
Net assets, end of period (000 omitted)	$3,017	$984
Portfolio turnover rateG	31%H	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.146 and distributions from net realized gain of $.116 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.02
Net realized and unrealized gain (loss)	.34	(.15)C
Total from investment operations	.37	(.13)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.26)D
Net asset value, end of period	$9.98	$9.61
Total ReturnE	3.85%	(.97)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.46%H	.43%H
Expenses net of fee waivers, if any	.46%H	.43%H
Expenses net of all reductions	.46%H	.43%H
Net investment income (loss)	.53%H	.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$11,898	$99
Portfolio turnover rateG	31%H	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.116 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.03
Net realized and unrealized gain (loss)	.34	(.15)C
Total from investment operations	.37	(.12)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–D	(.12)
Total distributions	–D	(.27)
Net asset value, end of period	$9.98	$9.61
Total ReturnE	3.88%	(.93)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.33%H,I	.34%H,I
Expenses net of fee waivers, if any	.33%H,I	.34%H,I
Expenses net of all reductions	.33%H,I	.34%H,I
Net investment income (loss)	.66%H	.54%H
Supplemental Data
Net assets, end of period (000 omitted)	$584,839	$22,910
Portfolio turnover rateG	31%H	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.02
Net realized and unrealized gain (loss)	.34	(.15)C
Total from investment operations	.36	(.13)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.26)
Net asset value, end of period	$9.97	$9.61
Total ReturnD	3.75%	(1.01)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G	.53%G
Expenses net of fee waivers, if any	.56%G	.53%G
Expenses net of all reductions	.56%G	.53%G
Net investment income (loss)	.43%G	.34%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,847	$108
Portfolio turnover rateF	31%G	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.61	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.02
Net realized and unrealized gain (loss)	.34	(.15)C
Total from investment operations	.37	(.13)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.26)D
Net asset value, end of period	$9.98	$9.61
Total ReturnE	3.85%	(.97)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.43%H	.43%H
Expenses net of fee waivers, if any	.43%H	.43%H
Expenses net of all reductions	.43%H	.43%H
Net investment income (loss)	.56%H	.44%H
Supplemental Data
Net assets, end of period (000 omitted)	$259	$103
Portfolio turnover rateG	31%H	16%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.116 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2035 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.62	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.03
Net realized and unrealized gain (loss)	.33	(.14)C
Total from investment operations	.36	(.11)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–	(.12)
Total distributions	–	(.27)
Net asset value, end of period	$9.98	$9.62
Total ReturnD	3.74%	(.83)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.33%G,H	.33%G
Expenses net of fee waivers, if any	.33%G,H	.33%G
Expenses net of all reductions	.33%G,H	.33%G
Net investment income (loss)	.66%G	.54%G
Supplemental Data
Net assets, end of period (000 omitted)	$199	$99
Portfolio turnover rateF	31%G	16%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	15.8
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.5
Fidelity Series Large Cap Growth Index Fund	8.4
Fidelity Series International Value Fund	8.0
Fidelity Series International Growth Fund	7.8
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Small Cap Opportunities Fund	4.2
Fidelity Series Overseas Fund	3.8
82.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.4%
Bond Funds	6.4%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2040 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	4,332,818	$57,756,459
Fidelity Series Commodity Strategy Fund (a)	4,155,745	19,074,868
Fidelity Series Large Cap Growth Index Fund (a)	4,272,251	45,670,367
Fidelity Series Large Cap Stock Fund (a)	3,157,357	45,750,103
Fidelity Series Large Cap Value Index Fund (a)	6,559,454	85,666,472
Fidelity Series Small Cap Opportunities Fund (a)	1,777,315	22,874,041
Fidelity Series Value Discovery Fund (a)	2,099,179	27,310,314
TOTAL DOMESTIC EQUITY FUNDS
(Cost $305,816,662)		304,102,624

International Equity Funds - 36.4%
Fidelity Series Canada Fund (a)	548,921	6,076,561
Fidelity Series Emerging Markets Fund (a)	662,804	6,104,422
Fidelity Series Emerging Markets Opportunities Fund (a)	2,940,486	54,634,224
Fidelity Series International Growth Fund (a)	2,576,740	42,181,231
Fidelity Series International Index Fund (a)	1,294,585	13,036,469
Fidelity Series International Small Cap Fund (a)	712,765	11,504,034
Fidelity Series International Value Fund (a)	4,560,401	43,323,805
Fidelity Series Overseas Fund (a)	2,056,133	20,396,839
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $194,121,973)		197,257,585

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	21,539	231,334
Fidelity Series Emerging Markets Debt Fund (a)	390,965	3,675,069
Fidelity Series Floating Rate High Income Fund (a)	85,505	794,345
Fidelity Series Government Bond Index Fund (a)	14,765	157,244
Fidelity Series High Income Fund (a)	424,658	4,034,247
Fidelity Series Inflation-Protected Bond Index Fund (a)	873,092	8,800,772
Fidelity Series Investment Grade Bond Fund (a)	13,000	150,801
Fidelity Series Investment Grade Securitized Fund (a)	22,199	231,090
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,393,394	13,947,875
Fidelity Series Real Estate Income Fund (a)	227,768	2,553,278
TOTAL BOND FUNDS
(Cost $32,938,399)		34,576,055

Short-Term Funds - 1.1%
Fidelity Cash Central Fund 1.96% (b)	49	49
Fidelity Series Government Money Market Fund 2.07% (a)(c)	1,252,370	1,252,370
Fidelity Series Short-Term Credit Fund (a)	124,469	1,254,649
Fidelity Series Treasury Bill Index Fund (a)	375,032	3,750,323
TOTAL SHORT-TERM FUNDS
(Cost $6,243,343)		6,257,391
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $539,120,377)		542,193,655
NET OTHER ASSETS (LIABILITIES) - 0.0%		(141,811)
NET ASSETS - 100%		$542,051,844

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,998,090	$67,433,216	$5,996,635	$5,424,098	$98,958	$(5,777,170)	$57,756,459
Fidelity Series Canada Fund	159,217	5,778,103	136,426	--	91	275,576	6,076,561
Fidelity Series Commodity Strategy Fund	415,759	20,022,046	632,571	152,702	(21,326)	(709,040)	19,074,868
Fidelity Series Corporate Bond Fund	30,666	1,006,168	860,914	13,852	42,332	13,082	231,334
Fidelity Series Emerging Markets Debt Fund	110,026	3,853,457	216,604	95,421	(1,986)	(69,824)	3,675,069
Fidelity Series Emerging Markets Fund	162,633	6,346,158	93,926	--	(1,387)	(309,056)	6,104,422
Fidelity Series Emerging Markets Opportunities Fund	1,473,485	54,461,392	847,321	--	(6,244)	(447,088)	54,634,224
Fidelity Series Floating Rate High Income Fund	24,892	810,770	41,895	20,080	(209)	787	794,345
Fidelity Series Government Bond Index Fund	42,493	1,505,447	1,453,495	11,838	56,101	6,698	157,244
Fidelity Series Government Money Market Fund 2.07%	43,149	1,791,676	582,455	11,964	--	--	1,252,370
Fidelity Series High Income Fund	190,074	4,055,093	238,440	114,069	(1,918)	29,438	4,034,247
Fidelity Series Inflation-Protected Bond Index Fund	50,098	8,822,922	102,104	3,937	701	29,155	8,800,772
Fidelity Series International Growth Fund	1,337,893	43,033,992	4,712,983	--	126,332	2,395,997	42,181,231
Fidelity Series International Index Fund	350,998	12,717,470	218,063	--	(1,093)	187,157	13,036,469
Fidelity Series International Small Cap Fund	350,456	11,738,590	828,497	--	4,944	238,541	11,504,034
Fidelity Series International Value Fund	1,318,353	43,769,981	2,081,628	--	(28,125)	345,224	43,323,805
Fidelity Series Investment Grade Bond Fund	44,963	1,571,539	1,521,412	16,622	50,264	5,447	150,801
Fidelity Series Investment Grade Securitized Fund	31,635	1,054,253	877,885	11,228	17,777	5,310	231,090
Fidelity Series Large Cap Growth Index Fund	1,563,974	47,524,474	5,422,593	52,304	96,642	1,907,870	45,670,367
Fidelity Series Large Cap Stock Fund	1,559,358	48,975,990	3,943,820	1,934,651	(8,204)	(833,221)	45,750,103
Fidelity Series Large Cap Value Index Fund	2,920,032	87,903,596	8,366,523	--	47,795	3,161,572	85,666,472
Fidelity Series Long-Term Treasury Bond Index Fund	590,091	18,963,505	7,551,024	194,918	423,911	1,521,392	13,947,875
Fidelity Series Overseas Fund	--	20,312,159	--	--	--	84,680	20,396,839
Fidelity Series Real Estate Income Fund	78,110	2,570,007	150,606	82,118	891	54,876	2,553,278
Fidelity Series Short-Term Credit Fund	43,158	1,367,112	166,944	13,245	224	11,099	1,254,649
Fidelity Series Small Cap Opportunities Fund	778,965	24,921,709	1,688,656	1,327,573	3,488	(1,141,465)	22,874,041
Fidelity Series Treasury Bill Index Fund	105,090	5,391,724	1,750,460	31,928	1,374	2,595	3,750,323
Fidelity Series Value Discovery Fund	923,901	27,748,197	2,191,354	--	(5,141)	834,711	27,310,314
	$16,697,559	$575,450,746	$52,675,234	$9,512,548	$896,192	$1,824,343	$542,193,606

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2040 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $539,120,328)	542,193,606
Total Investment in Securities (cost $539,120,377)		$542,193,655
Cash		170
Receivable for investments sold		30,882
Receivable for fund shares sold		49,081,089
Total assets		591,305,796
Liabilities
Payable for investments purchased	$49,077,842
Payable for fund shares redeemed	34,130
Accrued management fee	141,573
Distribution and service plan fees payable	407
Total liabilities		49,253,952
Net Assets		$542,051,844
Net Assets consist of:
Paid in capital		$529,530,929
Total accumulated earnings (loss)		12,520,915
Net Assets		$542,051,844
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($430,883 ÷ 43,692 shares)(a)		$9.86
Maximum offering price per share (100/94.25 of $9.86)		$10.46
Class M:
Net Asset Value and redemption price per share ($171,668 ÷ 17,420 shares)(a)		$9.85
Maximum offering price per share (100/96.50 of $9.85)		$10.21
Class C:
Net Asset Value and offering price per share ($313,719 ÷ 31,946 shares)(a)		$9.82
Fidelity Freedom Blend 2040 Fund:
Net Asset Value, offering price and redemption price per share ($2,332,781 ÷ 236,013 shares)		$9.88
Class K:
Net Asset Value, offering price and redemption price per share ($8,760,128 ÷ 884,910 shares)		$9.90
Class K6:
Net Asset Value, offering price and redemption price per share ($527,677,718 ÷ 53,286,493 shares)		$9.90
Class I:
Net Asset Value, offering price and redemption price per share ($2,157,607 ÷ 218,115 shares)		$9.89
Class Z:
Net Asset Value, offering price and redemption price per share ($102,219 ÷ 10,325 shares)		$9.90
Class Z6:
Net Asset Value, offering price and redemption price per share ($105,121 ÷ 10,612 shares)		$9.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,990,894
Expenses
Management fee	$786,221
Distribution and service plan fees	2,072
Independent trustees' fees and expenses	695
Total expenses		788,988
Net investment income (loss)		1,201,906
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	896,215
Capital gain distributions from underlying funds:
Affiliated issuers	7,521,654
Total net realized gain (loss)		8,417,869
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,824,343
Total change in net unrealized appreciation (depreciation)		1,824,343
Net gain (loss)		10,242,212
Net increase (decrease) in net assets resulting from operations		$11,444,118

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,201,906	$14,391
Net realized gain (loss)	8,417,869	(17,231)
Change in net unrealized appreciation (depreciation)	1,824,343	1,248,935
Net increase (decrease) in net assets resulting from operations	11,444,118	1,246,095
Distributions to shareholders	(137,987)	(31,311)
Share transactions - net increase (decrease)	514,052,642	15,478,287
Total increase (decrease) in net assets	525,358,773	16,693,071
Net Assets
Beginning of period	16,693,071	–
End of period	$542,051,844	$16,693,071

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2040 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	–C
Net realized and unrealized gain (loss)	.31	(.17)D
Total from investment operations	.31	(.17)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–	(.14)
Total distributions	–	(.28)
Net asset value, end of period	$9.86	$9.55
Total ReturnE,F	3.25%	(1.39)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.80%I,J
Expenses net of fee waivers, if any	.79%I	.80%I,J
Expenses net of all reductions	.79%I	.80%I,J
Net investment income (loss)	.07%I	.01%I
Supplemental Data
Net assets, end of period (000 omitted)	$431	$255
Portfolio turnover rateH	26%I	17%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	(.01)
Net realized and unrealized gain (loss)	.31	(.18)C
Total from investment operations	.30	(.19)
Distributions from net investment income	–	(.12)
Distributions from net realized gain	–	(.14)
Total distributions	–	(.26)
Net asset value, end of period	$9.85	$9.55
Total ReturnD,E	3.14%	(1.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.04%H
Expenses net of fee waivers, if any	1.04%H	1.04%H
Expenses net of all reductions	1.04%H	1.04%H
Net investment income (loss)	(.18)%H	(.23)%H
Supplemental Data
Net assets, end of period (000 omitted)	$172	$131
Portfolio turnover rateG	26%H	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.04)
Net realized and unrealized gain (loss)	.31	(.18)C
Total from investment operations	.28	(.22)
Distributions from net investment income	–	(.11)
Distributions from net realized gain	–	(.14)
Total distributions	–	(.24)D
Net asset value, end of period	$9.82	$9.54
Total ReturnE,F	2.94%	(1.88)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%I	1.55%I,J
Expenses net of fee waivers, if any	1.54%I	1.55%I,J
Expenses net of all reductions	1.54%I	1.55%I,J
Net investment income (loss)	(.68)%I	(.74)%I
Supplemental Data
Net assets, end of period (000 omitted)	$314	$208
Portfolio turnover rateH	26%I	17%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.24 per share is comprised of distributions from net investment income of $.106 and distributions from net realized gain of $.136 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.01
Net realized and unrealized gain (loss)	.31	(.18)C
Total from investment operations	.33	(.17)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–	(.14)
Total distributions	–	(.28)
Net asset value, end of period	$9.88	$9.55
Total ReturnD	3.46%	(1.35)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.54%G
Expenses net of fee waivers, if any	.54%G	.54%G
Expenses net of all reductions	.54%G	.54%G
Net investment income (loss)	.32%G	.27%G
Supplemental Data
Net assets, end of period (000 omitted)	$2,333	$590
Portfolio turnover rateF	26%G	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.02
Net realized and unrealized gain (loss)	.31	(.17)C
Total from investment operations	.33	(.15)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–	(.14)
Total distributions	–	(.28)
Net asset value, end of period	$9.90	$9.57
Total ReturnD	3.45%	(1.19)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.47%G	.44%G
Expenses net of fee waivers, if any	.47%G	.44%G
Expenses net of all reductions	.47%G	.44%G
Net investment income (loss)	.39%G	.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$8,760	$99
Portfolio turnover rateF	26%G	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.02
Net realized and unrealized gain (loss)	.30	(.17)C
Total from investment operations	.33	(.15)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–D	(.14)
Total distributions	–D	(.28)
Net asset value, end of period	$9.90	$9.57
Total ReturnE	3.48%	(1.14)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.35%H,I
Expenses net of fee waivers, if any	.34%H	.35%H,I
Expenses net of all reductions	.34%H	.35%H,I
Net investment income (loss)	.52%H	.46%H
Supplemental Data
Net assets, end of period (000 omitted)	$527,678	$14,956
Portfolio turnover rateG	26%H	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.01
Net realized and unrealized gain (loss)	.32	(.18)C
Total from investment operations	.33	(.17)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–	(.14)
Total distributions	–	(.27)D
Net asset value, end of period	$9.89	$9.56
Total ReturnE	3.45%	(1.33)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.54%H
Expenses net of fee waivers, if any	.57%H	.54%H
Expenses net of all reductions	.57%H	.54%H
Net investment income (loss)	.30%H	.27%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,158	$100
Portfolio turnover rateG	26%H	17%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.27 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.136 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.02
Net realized and unrealized gain (loss)	.31	(.17)C
Total from investment operations	.33	(.15)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–	(.14)
Total distributions	–	(.28)
Net asset value, end of period	$9.90	$9.57
Total ReturnD	3.45%	(1.19)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%G
Expenses net of fee waivers, if any	.44%G	.44%G
Expenses net of all reductions	.44%G	.44%G
Net investment income (loss)	.42%G	.37%G
Supplemental Data
Net assets, end of period (000 omitted)	$102	$99
Portfolio turnover rateF	26%G	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2040 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.03
Net realized and unrealized gain (loss)	.31	(.18)C
Total from investment operations	.34	(.15)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–	(.14)
Total distributions	–	(.28)
Net asset value, end of period	$9.91	$9.57
Total ReturnD	3.55%	(1.14)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%G
Expenses net of fee waivers, if any	.34%G	.34%G
Expenses net of all reductions	.34%G	.34%G
Net investment income (loss)	.52%G	.47%G
Supplemental Data
Net assets, end of period (000 omitted)	$105	$256
Portfolio turnover rateF	26%G	17%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	15.8
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.5
Fidelity Series Large Cap Growth Index Fund	8.4
Fidelity Series International Value Fund	8.0
Fidelity Series International Growth Fund	7.8
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Small Cap Opportunities Fund	4.2
Fidelity Series Overseas Fund	3.8
82.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.4%
Bond Funds	6.4%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2045 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	3,660,204	$48,790,525
Fidelity Series Commodity Strategy Fund (a)	3,510,507	16,113,228
Fidelity Series Large Cap Growth Index Fund (a)	3,609,000	38,580,205
Fidelity Series Large Cap Stock Fund (a)	2,667,185	38,647,515
Fidelity Series Large Cap Value Index Fund (a)	5,541,119	72,367,011
Fidelity Series Small Cap Opportunities Fund (a)	1,501,390	19,322,885
Fidelity Series Value Discovery Fund (a)	1,773,277	23,070,337
TOTAL DOMESTIC EQUITY FUNDS
(Cost $258,653,408)		256,891,706

International Equity Funds - 36.4%
Fidelity Series Canada Fund (a)	463,715	5,133,320
Fidelity Series Emerging Markets Fund (a)	559,910	5,156,770
Fidelity Series Emerging Markets Opportunities Fund (a)	2,484,007	46,152,858
Fidelity Series International Growth Fund (a)	2,176,125	35,623,174
Fidelity Series International Index Fund (a)	1,093,615	11,012,703
Fidelity Series International Small Cap Fund (a)	602,773	9,728,764
Fidelity Series International Value Fund (a)	3,851,158	36,586,000
Fidelity Series Overseas Fund (a)	1,738,017	17,241,125
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $164,122,175)		166,634,714

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	18,202	195,488
Fidelity Series Emerging Markets Debt Fund (a)	330,306	3,104,877
Fidelity Series Floating Rate High Income Fund (a)	72,229	671,010
Fidelity Series Government Bond Index Fund (a)	12,490	133,017
Fidelity Series High Income Fund (a)	358,730	3,407,938
Fidelity Series Inflation-Protected Bond Index Fund (a)	737,642	7,435,428
Fidelity Series Investment Grade Bond Fund (a)	11,006	127,669
Fidelity Series Investment Grade Securitized Fund (a)	18,759	195,280
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,177,065	11,782,424
Fidelity Series Real Estate Income Fund (a)	192,402	2,156,832
TOTAL BOND FUNDS
(Cost $27,836,466)		29,209,963

Short-Term Funds - 1.1%
Fidelity Cash Central Fund 1.96% (b)	49	49
Fidelity Series Government Money Market Fund 2.07% (a)(c)	1,057,702	1,057,702
Fidelity Series Short-Term Credit Fund (a)	105,122	1,059,627
Fidelity Series Treasury Bill Index Fund (a)	316,734	3,167,342
TOTAL SHORT-TERM FUNDS
(Cost $5,272,954)		5,284,720
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $455,885,003)		458,021,103
NET OTHER ASSETS (LIABILITIES) - 0.0%		(119,693)
NET ASSETS - 100%		$457,901,410

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,199,178	$57,107,476	$4,717,338	$4,573,281	$64,301	$(4,863,092)	$48,790,525
Fidelity Series Canada Fund	95,692	4,900,715	94,316	--	(377)	231,606	5,133,320
Fidelity Series Commodity Strategy Fund	249,482	16,972,017	491,605	128,750	(19,359)	(597,307)	16,113,228
Fidelity Series Corporate Bond Fund	18,407	849,942	719,560	11,645	35,617	11,082	195,488
Fidelity Series Emerging Markets Debt Fund	66,074	3,269,154	170,182	80,240	(1,590)	(58,579)	3,104,877
Fidelity Series Emerging Markets Fund	97,619	5,382,853	63,034	--	(1,474)	(259,194)	5,156,770
Fidelity Series Emerging Markets Opportunities Fund	884,347	46,212,160	568,073	--	(8,227)	(367,349)	46,152,858
Fidelity Series Floating Rate High Income Fund	15,020	688,238	32,694	16,884	(203)	649	671,010
Fidelity Series Government Bond Index Fund	25,506	1,271,482	1,216,892	9,951	47,155	5,766	133,017
Fidelity Series Government Money Market Fund 2.07%	24,914	1,518,710	485,922	10,056	--	--	1,057,702
Fidelity Series High Income Fund	114,085	3,442,594	171,827	95,913	(1,708)	24,794	3,407,938
Fidelity Series Inflation-Protected Bond Index Fund	30,053	7,461,199	80,833	3,315	528	24,481	7,435,428
Fidelity Series International Growth Fund	802,954	36,482,211	3,783,525	--	99,959	2,021,575	35,623,174
Fidelity Series International Index Fund	210,707	10,788,268	142,915	--	(1,420)	158,063	11,012,703
Fidelity Series International Small Cap Fund	210,381	9,953,591	639,639	--	2,784	201,647	9,728,764
Fidelity Series International Value Fund	791,791	37,096,647	1,567,820	--	(25,344)	290,726	36,586,000
Fidelity Series Investment Grade Bond Fund	26,988	1,327,549	1,273,803	13,973	42,277	4,658	127,669
Fidelity Series Investment Grade Securitized Fund	18,989	890,654	733,810	9,441	14,938	4,509	195,280
Fidelity Series Large Cap Growth Index Fund	938,629	40,345,253	4,386,911	44,097	79,513	1,603,721	38,580,205
Fidelity Series Large Cap Stock Fund	935,872	41,547,957	3,128,184	1,626,392	(8,402)	(699,728)	38,647,515
Fidelity Series Large Cap Value Index Fund	1,752,511	74,555,666	6,641,218	--	31,320	2,668,732	72,367,011
Fidelity Series Long-Term Treasury Bond Index Fund	354,119	16,179,380	6,391,355	163,864	353,767	1,286,513	11,782,424
Fidelity Series Overseas Fund	--	17,169,203	--	--	--	71,922	17,241,125
Fidelity Series Real Estate Income Fund	46,880	2,181,680	118,604	69,165	650	46,226	2,156,832
Fidelity Series Short-Term Credit Fund	24,919	1,159,827	134,659	11,134	166	9,374	1,059,627
Fidelity Series Small Cap Opportunities Fund	467,510	21,165,513	1,351,788	1,119,304	(1,543)	(956,807)	19,322,885
Fidelity Series Treasury Bill Index Fund	64,069	4,559,704	1,459,789	26,838	1,161	2,197	3,167,342
Fidelity Series Value Discovery Fund	554,496	23,567,222	1,748,927	--	(8,693)	706,239	23,070,337
	$10,021,192	$488,046,865	$42,315,223	$8,014,243	$695,796	$1,572,424	$458,021,054

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2045 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $455,884,954)	458,021,054
Total Investment in Securities (cost $455,885,003)		$458,021,103
Cash		166
Receivable for investments sold		25,848
Receivable for fund shares sold		41,895,972
Total assets		499,943,089
Liabilities
Payable for investments purchased	$41,839,452
Payable for fund shares redeemed	82,368
Accrued management fee	119,470
Distribution and service plan fees payable	389
Total liabilities		42,041,679
Net Assets		$457,901,410
Net Assets consist of:
Paid in capital		$447,825,921
Total accumulated earnings (loss)		10,075,489
Net Assets		$457,901,410
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($604,653 ÷ 61,262 shares)(a)		$9.87
Maximum offering price per share (100/94.25 of $9.87)		$10.47
Class M:
Net Asset Value and redemption price per share ($195,297 ÷ 19,837 shares)(a)		$9.85
Maximum offering price per share (100/96.50 of $9.85)		$10.21
Class C:
Net Asset Value and offering price per share ($227,435 ÷ 23,170 shares)(a)		$9.82
Fidelity Freedom Blend 2045 Fund:
Net Asset Value, offering price and redemption price per share ($1,649,860 ÷ 166,936 shares)		$9.88
Class K:
Net Asset Value, offering price and redemption price per share ($7,777,336 ÷ 785,790 shares)		$9.90
Class K6:
Net Asset Value, offering price and redemption price per share ($445,150,514 ÷ 44,951,976 shares)		$9.90
Class I:
Net Asset Value, offering price and redemption price per share ($2,065,487 ÷ 208,844 shares)		$9.89
Class Z:
Net Asset Value, offering price and redemption price per share ($103,021 ÷ 10,408 shares)		$9.90
Class Z6:
Net Asset Value, offering price and redemption price per share ($127,807 ÷ 12,903 shares)		$9.91

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,673,429
Expenses
Management fee	$661,338
Distribution and service plan fees	1,994
Independent trustees' fees and expenses	583
Total expenses		663,915
Net investment income (loss)		1,009,514
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	695,814
Capital gain distributions from underlying funds:
Affiliated issuers	6,340,814
Total net realized gain (loss)		7,036,628
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,572,424
Total change in net unrealized appreciation (depreciation)		1,572,424
Net gain (loss)		8,609,052
Net increase (decrease) in net assets resulting from operations		$9,618,566

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,009,514	$21,701
Net realized gain (loss)	7,036,628	27,615
Change in net unrealized appreciation (depreciation)	1,572,424	563,676
Net increase (decrease) in net assets resulting from operations	9,618,566	612,992
Distributions to shareholders	(116,191)	(39,877)
Share transactions - net increase (decrease)	438,380,473	9,445,447
Total increase (decrease) in net assets	447,882,848	10,018,562
Net Assets
Beginning of period	10,018,562	–
End of period	$457,901,410	$10,018,562

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2045 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.55	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.03
Net realized and unrealized gain (loss)	.32	(.22)D
Total from investment operations	.32	(.19)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–C	(.11)
Total distributions	–C	(.26)
Net asset value, end of period	$9.87	$9.55
Total ReturnE,F	3.36%	(1.56)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%I
Expenses net of fee waivers, if any	.79%I	.79%I
Expenses net of all reductions	.79%I	.79%I
Net investment income (loss)	.07%I	.64%I
Supplemental Data
Net assets, end of period (000 omitted)	$605	$253
Portfolio turnover rateH	25%I	19%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.02
Net realized and unrealized gain (loss)	.32	(.22)C
Total from investment operations	.31	(.20)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–D	(.11)
Total distributions	–D	(.26)
Net asset value, end of period	$9.85	$9.54
Total ReturnE,F	3.26%	(1.68)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%I	1.04%I
Expenses net of fee waivers, if any	1.04%I	1.04%I
Expenses net of all reductions	1.04%I	1.04%I
Net investment income (loss)	(.18)%I	.39%I
Supplemental Data
Net assets, end of period (000 omitted)	$195	$160
Portfolio turnover rateH	25%I	19%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.01)
Net realized and unrealized gain (loss)	.31	(.21)C
Total from investment operations	.28	(.22)
Distributions from net investment income	–	(.13)
Distributions from net realized gain	–D	(.11)
Total distributions	–D	(.24)
Net asset value, end of period	$9.82	$9.54
Total ReturnE,F	2.95%	(1.91)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%I	1.55%I,J
Expenses net of fee waivers, if any	1.54%I	1.55%I,J
Expenses net of all reductions	1.54%I	1.55%I,J
Net investment income (loss)	(.68)%I	(.12)%I
Supplemental Data
Net assets, end of period (000 omitted)	$227	$157
Portfolio turnover rateH	25%I	19%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

 J On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.05
Net realized and unrealized gain (loss)	.30	(.22)C
Total from investment operations	.32	(.17)
Distributions from net investment income	–	(.16)
Distributions from net realized gain	–D	(.11)
Total distributions	–D	(.27)
Net asset value, end of period	$9.88	$9.56
Total ReturnE	3.36%	(1.31)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.55%H,I
Expenses net of fee waivers, if any	.54%H	.55%H,I
Expenses net of all reductions	.54%H	.55%H,I
Net investment income (loss)	.32%H	.88%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,650	$748
Portfolio turnover rateG	25%H	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.05
Net realized and unrealized gain (loss)	.32	(.22)C
Total from investment operations	.34	(.17)
Distributions from net investment income	–	(.16)
Distributions from net realized gain	–D	(.11)
Total distributions	–D	(.27)
Net asset value, end of period	$9.90	$9.56
Total ReturnE	3.57%	(1.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.44%H
Expenses net of fee waivers, if any	.47%H	.44%H
Expenses net of all reductions	.47%H	.44%H
Net investment income (loss)	.39%H	.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$7,777	$99
Portfolio turnover rateG	25%H	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.06
Net realized and unrealized gain (loss)	.30	(.22)C
Total from investment operations	.33	(.16)
Distributions from net investment income	–	(.16)
Distributions from net realized gain	–D	(.11)
Total distributions	–D	(.27)
Net asset value, end of period	$9.90	$9.57
Total ReturnE	3.48%	(1.21)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.35%H,I
Expenses net of fee waivers, if any	.34%H	.35%H,I
Expenses net of all reductions	.34%H	.35%H,I
Net investment income (loss)	.52%H	1.08%H
Supplemental Data
Net assets, end of period (000 omitted)	$445,151	$8,306
Portfolio turnover rateG	25%H	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.05
Net realized and unrealized gain (loss)	.32	(.22)C
Total from investment operations	.33	(.17)
Distributions from net investment income	–	(.16)
Distributions from net realized gain	–D	(.11)
Total distributions	–D	(.27)
Net asset value, end of period	$9.89	$9.56
Total ReturnE	3.46%	(1.38)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.54%H
Expenses net of fee waivers, if any	.57%H	.54%H
Expenses net of all reductions	.57%H	.54%H
Net investment income (loss)	.29%H	.89%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,065	$99
Portfolio turnover rateG	25%H	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.56	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.05
Net realized and unrealized gain (loss)	.32	(.22)C
Total from investment operations	.34	(.17)
Distributions from net investment income	–	(.16)
Distributions from net realized gain	–D	(.11)
Total distributions	–D	(.27)
Net asset value, end of period	$9.90	$9.56
Total ReturnE	3.57%	(1.35)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.44%H
Expenses net of fee waivers, if any	.44%H	.44%H
Expenses net of all reductions	.44%H	.44%H
Net investment income (loss)	.42%H	.99%H
Supplemental Data
Net assets, end of period (000 omitted)	$103	$99
Portfolio turnover rateG	25%H	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2045 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.57	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.06
Net realized and unrealized gain (loss)	.31	(.22)C
Total from investment operations	.34	(.16)
Distributions from net investment income	–	(.16)
Distributions from net realized gain	–D	(.11)
Total distributions	–D	(.27)
Net asset value, end of period	$9.91	$9.57
Total ReturnE	3.56%	(1.21)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.34%H
Expenses net of fee waivers, if any	.34%H	.34%H
Expenses net of all reductions	.34%H	.34%H
Net investment income (loss)	.52%H	1.09%H
Supplemental Data
Net assets, end of period (000 omitted)	$128	$99
Portfolio turnover rateG	25%H	19%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	15.8
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.5
Fidelity Series Large Cap Growth Index Fund	8.4
Fidelity Series International Value Fund	8.0
Fidelity Series International Growth Fund	7.8
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Small Cap Opportunities Fund	4.2
Fidelity Series Overseas Fund	3.8
82.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.4%
Bond Funds	6.4%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2050 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	2,737,531	$36,491,286
Fidelity Series Commodity Strategy Fund (a)	2,623,866	12,043,543
Fidelity Series Large Cap Growth Index Fund (a)	2,698,068	28,842,343
Fidelity Series Large Cap Stock Fund (a)	1,993,858	28,891,006
Fidelity Series Large Cap Value Index Fund (a)	4,142,266	54,097,992
Fidelity Series Small Cap Opportunities Fund (a)	1,122,389	14,445,145
Fidelity Series Value Discovery Fund (a)	1,325,406	17,243,538
TOTAL DOMESTIC EQUITY FUNDS
(Cost $193,234,090)		192,054,853

International Equity Funds - 36.4%
Fidelity Series Canada Fund (a)	347,084	3,842,215
Fidelity Series Emerging Markets Fund (a)	418,632	3,855,602
Fidelity Series Emerging Markets Opportunities Fund (a)	1,857,337	34,509,330
Fidelity Series International Growth Fund (a)	1,625,818	26,614,648
Fidelity Series International Index Fund (a)	818,809	8,245,402
Fidelity Series International Small Cap Fund (a)	451,713	7,290,649
Fidelity Series International Value Fund (a)	2,874,792	27,310,523
Fidelity Series Overseas Fund (a)	1,300,969	12,905,608
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $122,720,210)		124,573,977

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	13,285	142,681
Fidelity Series Emerging Markets Debt Fund (a)	247,224	2,323,905
Fidelity Series Floating Rate High Income Fund (a)	54,054	502,165
Fidelity Series Government Bond Index Fund (a)	9,157	97,518
Fidelity Series High Income Fund (a)	268,277	2,548,631
Fidelity Series Inflation-Protected Bond Index Fund (a)	555,213	5,596,542
Fidelity Series Investment Grade Bond Fund (a)	8,171	94,781
Fidelity Series Investment Grade Securitized Fund (a)	13,692	142,530
Fidelity Series Long-Term Treasury Bond Index Fund (a)	879,708	8,805,873
Fidelity Series Real Estate Income Fund (a)	143,840	1,612,448
TOTAL BOND FUNDS
(Cost $20,871,569)		21,867,074

Short-Term Funds - 1.1%
Fidelity Cash Central Fund 1.96% (b)	49	49
Fidelity Series Government Money Market Fund 2.07% (a)(c)	783,887	783,887
Fidelity Series Short-Term Credit Fund (a)	77,905	785,283
Fidelity Series Treasury Bill Index Fund (a)	234,637	2,346,372
TOTAL SHORT-TERM FUNDS
(Cost $3,907,019)		3,915,591
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $340,732,888)		342,411,495
NET OTHER ASSETS (LIABILITIES) - 0.0%		(86,931)
NET ASSETS - 100%		$342,324,564

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$1,055,521	$42,377,081	$3,462,517	$3,307,598	$28,691	$(3,507,490)	$36,491,286
Fidelity Series Canada Fund	84,153	3,665,010	73,143	--	(103)	166,298	3,842,215
Fidelity Series Commodity Strategy Fund	220,094	12,638,027	373,161	93,111	(13,848)	(427,569)	12,043,543
Fidelity Series Corporate Bond Fund	16,200	608,481	515,555	8,353	25,545	8,010	142,681
Fidelity Series Emerging Markets Debt Fund	57,727	2,436,290	126,752	57,554	(1,184)	(42,176)	2,323,905
Fidelity Series Emerging Markets Fund	85,942	4,006,971	50,752	--	(805)	(185,754)	3,855,602
Fidelity Series Emerging Markets Opportunities Fund	778,683	34,455,006	457,352	--	(3,502)	(263,505)	34,509,330
Fidelity Series Floating Rate High Income Fund	13,148	513,174	24,448	12,111	(144)	435	502,165
Fidelity Series Government Bond Index Fund	22,448	910,736	873,642	7,129	33,817	4,159	97,518
Fidelity Series Government Money Market Fund 2.07%	22,152	1,111,865	350,130	7,219	--	--	783,887
Fidelity Series High Income Fund	100,406	2,566,763	135,030	68,832	(1,127)	17,619	2,548,631
Fidelity Series Inflation-Protected Bond Index Fund	26,459	5,619,514	67,106	2,384	323	17,352	5,596,542
Fidelity Series International Growth Fund	706,766	27,138,800	2,748,485	--	57,612	1,459,955	26,614,648
Fidelity Series International Index Fund	185,466	8,060,997	113,791	--	(563)	113,293	8,245,402
Fidelity Series International Small Cap Fund	184,820	7,433,865	474,340	--	21	146,283	7,290,649
Fidelity Series International Value Fund	697,133	27,586,443	1,165,285	--	(20,295)	212,527	27,310,523
Fidelity Series Investment Grade Bond Fund	23,752	952,394	915,005	10,011	30,287	3,353	94,781
Fidelity Series Investment Grade Securitized Fund	16,712	638,763	526,872	6,765	10,674	3,253	142,530
Fidelity Series Large Cap Growth Index Fund	826,189	30,045,402	3,231,984	31,499	45,126	1,157,610	28,842,343
Fidelity Series Large Cap Stock Fund	823,755	30,911,395	2,336,624	1,168,712	(15,310)	(492,210)	28,891,006
Fidelity Series Large Cap Value Index Fund	1,542,556	55,478,417	4,865,927	--	17,640	1,925,306	54,097,992
Fidelity Series Long-Term Treasury Bond Index Fund	311,708	11,916,852	4,598,535	117,431	245,941	929,907	8,805,873
Fidelity Series Overseas Fund	--	12,853,494	--	--	--	52,114	12,905,608
Fidelity Series Real Estate Income Fund	41,263	1,625,904	88,280	49,781	437	33,124	1,612,448
Fidelity Series Short-Term Credit Fund	22,157	833,115	76,822	8,000	36	6,797	785,283
Fidelity Series Small Cap Opportunities Fund	411,502	15,757,126	1,029,567	809,518	(2,466)	(691,450)	14,445,145
Fidelity Series Treasury Bill Index Fund	55,928	3,339,697	1,051,684	19,247	830	1,601	2,346,372
Fidelity Series Value Discovery Fund	488,066	17,570,050	1,316,868	--	(4,708)	506,998	17,243,538
	$8,820,706	$363,051,632	$31,049,657	$5,785,255	$432,925	$1,155,840	$342,411,446

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2050 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $49)	$49
Other affiliated issuers (cost $340,732,839)	342,411,446
Total Investment in Securities (cost $340,732,888)		$342,411,495
Cash		160
Receivable for investments sold		863
Receivable for fund shares sold		41,494,239
Total assets		383,906,757
Liabilities
Payable for investments purchased	$41,446,878
Payable for fund shares redeemed	48,223
Accrued management fee	86,602
Distribution and service plan fees payable	490
Total liabilities		41,582,193
Net Assets		$342,324,564
Net Assets consist of:
Paid in capital		$334,985,949
Total accumulated earnings (loss)		7,338,615
Net Assets		$342,324,564
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($567,362 ÷ 57,773 shares)(a)		$9.82
Maximum offering price per share (100/94.25 of $9.82)		$10.42
Class M:
Net Asset Value and redemption price per share ($257,192 ÷ 26,234 shares)(a)		$9.80
Maximum offering price per share (100/96.50 of $9.80)		$10.16
Class C:
Net Asset Value and offering price per share ($323,925 ÷ 33,158 shares)(a)		$9.77
Fidelity Freedom Blend 2050 Fund:
Net Asset Value, offering price and redemption price per share ($1,285,430 ÷ 130,689 shares)		$9.84
Class K:
Net Asset Value, offering price and redemption price per share ($5,619,585 ÷ 570,726 shares)		$9.85
Class K6:
Net Asset Value, offering price and redemption price per share ($331,632,967 ÷ 33,662,527 shares)		$9.85
Class I:
Net Asset Value, offering price and redemption price per share ($2,433,761 ÷ 247,358 shares)		$9.84
Class Z:
Net Asset Value, offering price and redemption price per share ($102,116 ÷ 10,370 shares)		$9.85
Class Z6:
Net Asset Value, offering price and redemption price per share ($102,226 ÷ 10,374 shares)		$9.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$1,202,120
Expenses
Management fee	$474,968
Distribution and service plan fees	2,129
Independent trustees' fees and expenses	418
Total expenses		477,515
Net investment income (loss)		724,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	432,937
Capital gain distributions from underlying funds:
Affiliated issuers	4,583,135
Total net realized gain (loss)		5,016,072
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	1,155,840
Total change in net unrealized appreciation (depreciation)		1,155,840
Net gain (loss)		6,171,912
Net increase (decrease) in net assets resulting from operations		$6,896,517

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$724,605	$12,692
Net realized gain (loss)	5,016,072	18,850
Change in net unrealized appreciation (depreciation)	1,155,840	522,767
Net increase (decrease) in net assets resulting from operations	6,896,517	554,309
Distributions to shareholders	(83,417)	(28,794)
Share transactions - net increase (decrease)	326,693,110	8,292,839
Total increase (decrease) in net assets	333,506,210	8,818,354
Net Assets
Beginning of period	8,818,354	–
End of period	$342,324,564	$8,818,354

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2050 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.02
Net realized and unrealized gain (loss)	.31	(.21)D
Total from investment operations	.31	(.19)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–C	(.16)
Total distributions	–C	(.30)
Net asset value, end of period	$9.82	$9.51
Total ReturnE,F	3.27%	(1.50)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.79%I	.79%I
Expenses net of fee waivers, if any	.79%I	.79%I
Expenses net of all reductions	.79%I	.79%I
Net investment income (loss)	.07%I	.31%I
Supplemental Data
Net assets, end of period (000 omitted)	$567	$239
Portfolio turnover rateH	25%I	12%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	–C
Net realized and unrealized gain (loss)	.30	(.20)D
Total from investment operations	.29	(.20)
Distributions from net investment income	–	(.13)
Distributions from net realized gain	–C	(.16)
Total distributions	–C	(.29)
Net asset value, end of period	$9.80	$9.51
Total ReturnE,F	3.06%	(1.60)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.04%I	1.04%I
Expenses net of fee waivers, if any	1.04%I	1.04%I
Expenses net of all reductions	1.04%I	1.04%I
Net investment income (loss)	(.18)%I	.07%I
Supplemental Data
Net assets, end of period (000 omitted)	$257	$99
Portfolio turnover rateH	25%I	12%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the sales charges.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.50	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	(.02)
Net realized and unrealized gain (loss)	.30	(.20)C
Total from investment operations	.27	(.22)
Distributions from net investment income	–	(.12)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.28)
Net asset value, end of period	$9.77	$9.50
Total ReturnE,F	2.85%	(1.89)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%I	1.54%I
Expenses net of fee waivers, if any	1.54%I	1.54%I
Expenses net of all reductions	1.54%I	1.54%I
Net investment income (loss)	(.68)%I	(.43)%I
Supplemental Data
Net assets, end of period (000 omitted)	$324	$137
Portfolio turnover rateH	25%I	12%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.03
Net realized and unrealized gain (loss)	.31	(.21)C
Total from investment operations	.33	(.18)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.31)
Net asset value, end of period	$9.84	$9.51
Total ReturnE	3.48%	(1.39)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%H	.54%H
Expenses net of fee waivers, if any	.54%H	.54%H
Expenses net of all reductions	.54%H	.54%H
Net investment income (loss)	.32%H	.57%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,285	$466
Portfolio turnover rateG	25%H	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.04
Net realized and unrealized gain (loss)	.31	(.21)C
Total from investment operations	.33	(.17)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.31)
Net asset value, end of period	$9.85	$9.52
Total ReturnE	3.48%	(1.28)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.47%H	.44%H
Expenses net of fee waivers, if any	.47%H	.44%H
Expenses net of all reductions	.47%H	.44%H
Net investment income (loss)	.40%H	.67%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,620	$99
Portfolio turnover rateG	25%H	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.04
Net realized and unrealized gain (loss)	.30	(.20)C
Total from investment operations	.33	(.16)
Distributions from net investment income	–	(.16)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.32)
Net asset value, end of period	$9.85	$9.52
Total ReturnE	3.50%	(1.25)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.35%H,I
Expenses net of fee waivers, if any	.34%H	.35%H,I
Expenses net of all reductions	.34%H	.35%H,I
Net investment income (loss)	.52%H	.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$331,633	$7,480
Portfolio turnover rateG	25%H	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.03
Net realized and unrealized gain (loss)	.31	(.20)C
Total from investment operations	.32	(.17)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.31)
Net asset value, end of period	$9.84	$9.52
Total ReturnE	3.37%	(1.32)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.54%H
Expenses net of fee waivers, if any	.57%H	.54%H
Expenses net of all reductions	.57%H	.54%H
Net investment income (loss)	.29%H	.57%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,434	$101
Portfolio turnover rateG	25%H	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.04
Net realized and unrealized gain (loss)	.31	(.21)C
Total from investment operations	.33	(.17)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.31)
Net asset value, end of period	$9.85	$9.52
Total ReturnE	3.48%	(1.28)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.44%H	.44%H
Expenses net of fee waivers, if any	.44%H	.44%H
Expenses net of all reductions	.44%H	.44%H
Net investment income (loss)	.42%H	.67%H
Supplemental Data
Net assets, end of period (000 omitted)	$102	$99
Portfolio turnover rateG	25%H	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2050 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.04
Net realized and unrealized gain (loss)	.30	(.20)C
Total from investment operations	.33	(.16)
Distributions from net investment income	–	(.16)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.32)
Net asset value, end of period	$9.85	$9.52
Total ReturnE	3.48%	(1.25)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.34%H
Expenses net of fee waivers, if any	.34%H	.34%H
Expenses net of all reductions	.34%H	.34%H
Net investment income (loss)	.52%H	.77%H
Supplemental Data
Net assets, end of period (000 omitted)	$102	$99
Portfolio turnover rateG	25%H	12%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	15.8
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.5
Fidelity Series Large Cap Growth Index Fund	8.4
Fidelity Series International Value Fund	8.0
Fidelity Series International Growth Fund	7.8
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Small Cap Opportunities Fund	4.2
Fidelity Series Overseas Fund	3.8
82.3

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.4%
Bond Funds	6.4%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2055 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	1,168,540	$15,576,642
Fidelity Series Commodity Strategy Fund (a)	1,118,318	5,133,082
Fidelity Series Large Cap Growth Index Fund (a)	1,150,493	12,298,768
Fidelity Series Large Cap Stock Fund (a)	850,090	12,317,799
Fidelity Series Large Cap Value Index Fund (a)	1,766,080	23,065,005
Fidelity Series Small Cap Opportunities Fund (a)	478,552	6,158,958
Fidelity Series Value Discovery Fund (a)	564,870	7,348,956
TOTAL DOMESTIC EQUITY FUNDS
(Cost $82,308,000)		81,899,210

International Equity Funds - 36.4%
Fidelity Series Canada Fund (a)	148,496	1,643,856
Fidelity Series Emerging Markets Fund (a)	178,560	1,644,537
Fidelity Series Emerging Markets Opportunities Fund (a)	792,317	14,721,256
Fidelity Series International Growth Fund (a)	691,959	11,327,363
Fidelity Series International Index Fund (a)	350,644	3,530,983
Fidelity Series International Small Cap Fund (a)	193,947	3,130,302
Fidelity Series International Value Fund (a)	1,220,808	11,597,678
Fidelity Series Overseas Fund (a)	556,773	5,523,193
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,369,657)		53,119,168

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	5,348	57,437
Fidelity Series Emerging Markets Debt Fund (a)	105,773	994,266
Fidelity Series Floating Rate High Income Fund (a)	23,115	214,739
Fidelity Series Government Bond Index Fund (a)	3,743	39,859
Fidelity Series High Income Fund (a)	114,512	1,087,864
Fidelity Series Inflation-Protected Bond Index Fund (a)	240,554	2,424,787
Fidelity Series Investment Grade Bond Fund (a)	3,454	40,069
Fidelity Series Investment Grade Securitized Fund (a)	5,511	57,374
Fidelity Series Long-Term Treasury Bond Index Fund (a)	374,852	3,752,265
Fidelity Series Real Estate Income Fund (a)	61,340	687,617
TOTAL BOND FUNDS
(Cost $8,965,396)		9,356,277

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	327,186	327,186
Fidelity Series Short-Term Credit Fund (a)	32,514	327,738
Fidelity Series Treasury Bill Index Fund (a)	97,830	978,295
TOTAL SHORT-TERM FUNDS
(Cost $1,629,922)		1,633,219
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $145,272,975)		146,007,874
NET OTHER ASSETS (LIABILITIES) - 0.0%		(33,952)
NET ASSETS - 100%		$145,973,922

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$609,952	$17,618,517	$1,279,808	$1,287,592	$(766)	$(1,371,253)	$15,576,642
Fidelity Series Canada Fund	48,676	1,559,934	28,029	--	(118)	63,393	1,643,856
Fidelity Series Commodity Strategy Fund	126,853	5,307,085	137,397	36,228	(5,882)	(157,577)	5,133,082
Fidelity Series Corporate Bond Fund	9,362	230,328	194,740	3,110	9,352	3,135	57,437
Fidelity Series Emerging Markets Debt Fund	34,052	1,024,488	47,856	21,525	(435)	(15,983)	994,266
Fidelity Series Emerging Markets Fund	49,653	1,683,506	20,316	--	(419)	(67,887)	1,644,537
Fidelity Series Emerging Markets Opportunities Fund	449,771	14,544,692	183,224	--	(1,675)	(88,308)	14,721,256
Fidelity Series Floating Rate High Income Fund	7,600	216,330	9,262	4,530	(65)	136	214,739
Fidelity Series Government Bond Index Fund	12,972	342,006	329,304	2,652	12,565	1,620	39,859
Fidelity Series Government Money Market Fund 2.07%	12,441	448,407	133,662	2,706	--	--	327,186
Fidelity Series High Income Fund	58,022	1,081,676	57,993	25,790	(417)	6,576	1,087,864
Fidelity Series Inflation-Protected Bond Index Fund	15,290	2,425,293	21,957	904	130	6,031	2,424,787
Fidelity Series International Growth Fund	408,416	11,373,219	1,018,989	--	13,817	550,900	11,327,363
Fidelity Series International Index Fund	107,171	3,424,994	45,575	--	(299)	44,692	3,530,983
Fidelity Series International Small Cap Fund	107,001	3,145,552	177,994	--	(1,257)	57,000	3,130,302
Fidelity Series International Value Fund	402,701	11,540,886	427,624	--	(11,147)	92,862	11,597,678
Fidelity Series Investment Grade Bond Fund	13,726	359,383	345,557	3,725	11,216	1,301	40,069
Fidelity Series Investment Grade Securitized Fund	9,657	240,531	197,985	2,521	3,906	1,265	57,374
Fidelity Series Large Cap Growth Index Fund	477,427	12,592,613	1,216,792	11,683	3,621	441,899	12,298,768
Fidelity Series Large Cap Stock Fund	476,023	12,851,935	825,811	438,157	(6,876)	(177,472)	12,317,799
Fidelity Series Large Cap Value Index Fund	891,399	23,205,119	1,777,542	--	(6,494)	752,523	23,065,005
Fidelity Series Long-Term Treasury Bond Index Fund	180,119	4,805,176	1,670,544	43,746	74,295	363,219	3,752,265
Fidelity Series Overseas Fund	--	5,501,781	--	--	--	21,412	5,523,193
Fidelity Series Real Estate Income Fund	24,092	684,561	33,342	19,021	81	12,225	687,617
Fidelity Series Short-Term Credit Fund	12,443	337,088	24,330	3,012	(24)	2,561	327,738
Fidelity Series Small Cap Opportunities Fund	237,795	6,572,551	379,534	315,053	(4,154)	(267,700)	6,158,958
Fidelity Series Treasury Bill Index Fund	32,538	1,347,709	402,890	7,189	301	637	978,295
Fidelity Series Value Discovery Fund	282,039	7,351,271	476,931	--	(3,788)	196,365	7,348,956
	$5,097,191	$151,816,631	$11,464,988	$2,229,144	$85,468	$473,572	$146,007,874

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2055 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $145,272,975)	$146,007,874
Total Investment in Securities (cost $145,272,975)		$146,007,874
Cash		201
Receivable for fund shares sold		28,207,365
Total assets		174,215,440
Liabilities
Payable for investments purchased	$28,181,594
Payable for fund shares redeemed	25,770
Accrued management fee	33,916
Distribution and service plan fees payable	238
Total liabilities		28,241,518
Net Assets		$145,973,922
Net Assets consist of:
Paid in capital		$143,140,422
Total accumulated earnings (loss)		2,833,500
Net Assets		$145,973,922
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($307,501 ÷ 31,313 shares)(a)		$9.82
Maximum offering price per share (100/94.25 of $9.82)		$10.42
Class M:
Net Asset Value and redemption price per share ($140,850 ÷ 14,369 shares)(a)		$9.80
Maximum offering price per share (100/96.50 of $9.80)		$10.16
Class C:
Net Asset Value and offering price per share ($142,520 ÷ 14,591 shares)(a)		$9.77
Fidelity Freedom Blend 2055 Fund:
Net Asset Value, offering price and redemption price per share ($644,275 ÷ 65,496 shares)		$9.84
Class K:
Net Asset Value, offering price and redemption price per share ($3,048,933 ÷ 309,687 shares)		$9.85
Class K6:
Net Asset Value, offering price and redemption price per share ($140,095,680 ÷ 14,222,047 shares)		$9.85
Class I:
Net Asset Value, offering price and redemption price per share ($1,389,710 ÷ 141,245 shares)		$9.84
Class Z:
Net Asset Value, offering price and redemption price per share ($102,171 ÷ 10,377 shares)		$9.85
Class Z6:
Net Asset Value, offering price and redemption price per share ($102,282 ÷ 10,381 shares)		$9.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$452,396
Expenses
Management fee	$178,384
Distribution and service plan fees	1,251
Independent trustees' fees and expenses	156
Total expenses		179,791
Net investment income (loss)		272,605
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	85,472
Capital gain distributions from underlying funds:
Affiliated issuers	1,776,748
Total net realized gain (loss)		1,862,220
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	473,572
Total change in net unrealized appreciation (depreciation)		473,572
Net gain (loss)		2,335,792
Net increase (decrease) in net assets resulting from operations		$2,608,397

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$272,605	$12,548
Net realized gain (loss)	1,862,220	20,366
Change in net unrealized appreciation (depreciation)	473,572	261,327
Net increase (decrease) in net assets resulting from operations	2,608,397	294,241
Distributions to shareholders	(40,684)	(28,454)
Share transactions - net increase (decrease)	138,310,361	4,830,061
Total increase (decrease) in net assets	140,878,074	5,095,848
Net Assets
Beginning of period	5,095,848	–
End of period	$145,973,922	$5,095,848

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2055 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.04
Net realized and unrealized gain (loss)	.31	(.22)D
Total from investment operations	.31	(.18)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	–C	(.16)
Total distributions	–C	(.31)E
Net asset value, end of period	$9.82	$9.51
Total ReturnF,G	3.28%	(1.46)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.79%J	.79%J
Expenses net of fee waivers, if any	.79%J	.79%J
Expenses net of all reductions	.79%J	.79%J
Net investment income (loss)	.08%J	.70%J
Supplemental Data
Net assets, end of period (000 omitted)	$308	$151
Portfolio turnover rateI	24%J	14%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.31 per share is comprised of distributions from net investment income of $.142 and distributions from net realized gain of $.164 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.02
Net realized and unrealized gain (loss)	.30	(.21)C
Total from investment operations	.29	(.19)
Distributions from net investment income	–	(.13)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.30)E
Net asset value, end of period	$9.80	$9.51
Total ReturnF,G	3.07%	(1.55)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.04%J	1.04%J
Expenses net of fee waivers, if any	1.04%J	1.04%J
Expenses net of all reductions	1.04%J	1.04%J
Net investment income (loss)	(.17)%J	.45%J
Supplemental Data
Net assets, end of period (000 omitted)	$141	$101
Portfolio turnover rateI	24%J	14%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total distributions of $.30 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.164 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.49	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	–C
Net realized and unrealized gain (loss)	.31	(.23)D
Total from investment operations	.28	(.23)
Distributions from net investment income	–	(.12)
Distributions from net realized gain	–C	(.16)
Total distributions	–C	(.28)
Net asset value, end of period	$9.77	$9.49
Total ReturnE,F	2.97%	(1.93)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%I	1.54%I
Expenses net of fee waivers, if any	1.54%I	1.54%I
Expenses net of all reductions	1.54%I	1.54%I
Net investment income (loss)	(.67)%I	(.05)%I
Supplemental Data
Net assets, end of period (000 omitted)	$143	$107
Portfolio turnover rateH	24%I	14%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.51	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.05
Net realized and unrealized gain (loss)	.31	(.22)C
Total from investment operations	.33	(.17)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.32)E
Net asset value, end of period	$9.84	$9.51
Total ReturnF	3.49%	(1.35)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.54%I	.54%I
Expenses net of fee waivers, if any	.54%I	.54%I
Expenses net of all reductions	.54%I	.54%I
Net investment income (loss)	.33%I	.95%I
Supplemental Data
Net assets, end of period (000 omitted)	$644	$320
Portfolio turnover rateH	24%I	14%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total distributions of $.32 per share is comprised of distributions from net investment income of $.151 and distributions from net realized gain of $.164 per share.

 F Total returns for periods of less than one year are not annualized.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.06
Net realized and unrealized gain (loss)	.31	(.22)C
Total from investment operations	.33	(.16)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.32)E
Net asset value, end of period	$9.85	$9.52
Total ReturnF	3.49%	(1.23)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.47%I	.44%I
Expenses net of fee waivers, if any	.47%I	.44%I
Expenses net of all reductions	.47%I	.44%I
Net investment income (loss)	.40%I	1.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,049	$99
Portfolio turnover rateH	24%I	14%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total distributions of $.32 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.164 per share.

 F Total returns for periods of less than one year are not annualized.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.06
Net realized and unrealized gain (loss)	.30	(.22)C
Total from investment operations	.33	(.16)
Distributions from net investment income	–	(.16)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.32)
Net asset value, end of period	$9.85	$9.52
Total ReturnE	3.51%	(1.19)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.35%H,I
Expenses net of fee waivers, if any	.34%H	.35%H,I
Expenses net of all reductions	.34%H	.35%H,I
Net investment income (loss)	.53%H	1.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$140,096	$4,021
Portfolio turnover rateG	24%H	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.05
Net realized and unrealized gain (loss)	.31	(.22)C
Total from investment operations	.32	(.17)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.31)
Net asset value, end of period	$9.84	$9.52
Total ReturnE	3.38%	(1.27)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.57%H	.54%H
Expenses net of fee waivers, if any	.57%H	.54%H
Expenses net of all reductions	.57%H	.54%H
Net investment income (loss)	.30%H	.95%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,390	$99
Portfolio turnover rateG	24%H	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.06
Net realized and unrealized gain (loss)	.31	(.22)C
Total from investment operations	.33	(.16)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.32)E
Net asset value, end of period	$9.85	$9.52
Total ReturnF	3.49%	(1.23)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.44%I	.44%I
Expenses net of fee waivers, if any	.44%I	.44%I
Expenses net of all reductions	.44%I	.44%I
Net investment income (loss)	.43%I	1.05%I
Supplemental Data
Net assets, end of period (000 omitted)	$102	$99
Portfolio turnover rateH	24%I	14%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total distributions of $.32 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.164 per share.

 F Total returns for periods of less than one year are not annualized.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2055 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.06
Net realized and unrealized gain (loss)	.30	(.22)C
Total from investment operations	.33	(.16)
Distributions from net investment income	–	(.16)
Distributions from net realized gain	–D	(.16)
Total distributions	–D	(.32)
Net asset value, end of period	$9.85	$9.52
Total ReturnE	3.49%	(1.19)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.34%H	.34%H
Expenses net of fee waivers, if any	.34%H	.34%H
Expenses net of all reductions	.34%H	.34%H
Net investment income (loss)	.53%H	1.15%H
Supplemental Data
Net assets, end of period (000 omitted)	$102	$99
Portfolio turnover rateG	24%H	14%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	15.8
Fidelity Series Blue Chip Growth Fund	10.7
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.5
Fidelity Series Large Cap Growth Index Fund	8.4
Fidelity Series International Value Fund	7.9
Fidelity Series International Growth Fund	7.8
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Small Cap Opportunities Fund	4.2
Fidelity Series Overseas Fund	3.8
82.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.4%
Bond Funds	6.4%
Short-Term Funds	1.1%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2060 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	257,627	$3,434,162
Fidelity Series Commodity Strategy Fund (a)	246,275	1,130,402
Fidelity Series Large Cap Growth Index Fund (a)	253,461	2,709,499
Fidelity Series Large Cap Stock Fund (a)	187,263	2,713,435
Fidelity Series Large Cap Value Index Fund (a)	389,043	5,080,899
Fidelity Series Small Cap Opportunities Fund (a)	105,421	1,356,762
Fidelity Series Value Discovery Fund (a)	124,398	1,618,424
TOTAL DOMESTIC EQUITY FUNDS
(Cost $18,105,495)		18,043,583

International Equity Funds - 36.4%
Fidelity Series Canada Fund (a)	32,782	362,897
Fidelity Series Emerging Markets Fund (a)	39,347	362,388
Fidelity Series Emerging Markets Opportunities Fund (a)	174,610	3,244,250
Fidelity Series International Growth Fund (a)	152,288	2,492,960
Fidelity Series International Index Fund (a)	77,471	780,132
Fidelity Series International Small Cap Fund (a)	42,899	692,397
Fidelity Series International Value Fund (a)	268,241	2,548,292
Fidelity Series Overseas Fund (a)	122,955	1,219,713
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,536,797)		11,703,029

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	1,151	12,362
Fidelity Series Emerging Markets Debt Fund (a)	23,363	219,615
Fidelity Series Floating Rate High Income Fund (a)	5,105	47,430
Fidelity Series Government Bond Index Fund (a)	822	8,754
Fidelity Series High Income Fund (a)	25,248	239,860
Fidelity Series Inflation-Protected Bond Index Fund (a)	53,491	539,192
Fidelity Series Investment Grade Bond Fund (a)	777	9,019
Fidelity Series Investment Grade Securitized Fund (a)	1,186	12,347
Fidelity Series Long-Term Treasury Bond Index Fund (a)	82,542	826,244
Fidelity Series Real Estate Income Fund (a)	13,513	151,486
TOTAL BOND FUNDS
(Cost $1,983,499)		2,066,309

Short-Term Funds - 1.1%
Fidelity Series Government Money Market Fund 2.07% (a)(b)	70,989	70,989
Fidelity Series Short-Term Credit Fund (a)	7,054	71,103
Fidelity Series Treasury Bill Index Fund (a)	21,209	212,091
TOTAL SHORT-TERM FUNDS
(Cost $353,510)		354,183
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $31,979,301)		32,167,104
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,359)
NET ASSETS - 100%		$32,159,745

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$312,706	$3,671,756	$265,349	$264,267	$(6,336)	$(278,615)	$3,434,162
Fidelity Series Canada Fund	24,916	333,343	8,061	--	(98)	12,797	362,897
Fidelity Series Commodity Strategy Fund	64,618	1,131,033	34,318	7,431	(2,343)	(28,588)	1,130,402
Fidelity Series Corporate Bond Fund	4,796	43,225	38,055	597	1,756	640	12,362
Fidelity Series Emerging Markets Debt Fund	17,348	215,928	10,422	4,154	(152)	(3,087)	219,615
Fidelity Series Emerging Markets Fund	25,432	355,783	6,254	--	(308)	(12,265)	362,388
Fidelity Series Emerging Markets Opportunities Fund	230,401	3,082,697	56,317	--	(1,479)	(11,052)	3,244,250
Fidelity Series Floating Rate High Income Fund	3,892	45,575	2,042	875	(26)	31	47,430
Fidelity Series Government Bond Index Fund	6,645	63,730	64,341	507	2,414	306	8,754
Fidelity Series Government Money Market Fund 2.07%	6,419	92,474	27,904	524	--	--	70,989
Fidelity Series High Income Fund	29,725	227,714	18,801	4,996	(188)	1,410	239,860
Fidelity Series Inflation-Protected Bond Index Fund	7,831	537,995	7,674	178	23	1,017	539,192
Fidelity Series International Growth Fund	209,203	2,385,064	210,602	--	(139)	109,434	2,492,960
Fidelity Series International Index Fund	54,893	729,970	14,279	--	(249)	9,797	780,132
Fidelity Series International Small Cap Fund	54,693	664,012	37,787	--	(2,028)	13,507	692,397
Fidelity Series International Value Fund	206,332	2,415,337	93,615	--	(4,100)	24,338	2,548,292
Fidelity Series Investment Grade Bond Fund	7,032	67,390	67,787	713	2,140	244	9,019
Fidelity Series Investment Grade Securitized Fund	4,947	44,957	38,537	484	735	245	12,347
Fidelity Series Large Cap Growth Index Fund	244,799	2,628,333	249,524	2,217	(687)	86,578	2,709,499
Fidelity Series Large Cap Stock Fund	243,833	2,673,508	171,623	85,093	(5,603)	(26,680)	2,713,435
Fidelity Series Large Cap Value Index Fund	456,600	4,836,653	364,692	--	(6,196)	158,534	5,080,899
Fidelity Series Long-Term Treasury Bond Index Fund	92,266	968,118	317,213	8,391	8,938	74,135	826,244
Fidelity Series Overseas Fund	--	1,214,830	--	--	--	4,883	1,219,713
Fidelity Series Real Estate Income Fund	12,341	144,093	7,251	3,794	(23)	2,326	151,486
Fidelity Series Short-Term Credit Fund	6,420	69,248	5,048	587	(2)	485	71,103
Fidelity Series Small Cap Opportunities Fund	121,805	1,371,855	81,361	64,663	(5,581)	(49,956)	1,356,762
Fidelity Series Treasury Bill Index Fund	16,578	277,896	82,572	1,385	49	140	212,091
Fidelity Series Value Discovery Fund	144,469	1,534,545	99,713	--	(4,114)	43,237	1,618,424
	$2,610,940	$31,827,062	$2,381,142	$450,856	$(23,597)	$133,841	$32,167,104

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2060 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $31,979,301)	$32,167,104
Total Investment in Securities (cost $31,979,301)		$32,167,104
Cash		197
Receivable for fund shares sold		7,860,593
Total assets		40,027,894
Liabilities
Payable for investments purchased	$7,854,773
Payable for fund shares redeemed	5,821
Accrued management fee	7,277
Distribution and service plan fees payable	278
Total liabilities		7,868,149
Net Assets		$32,159,745
Net Assets consist of:
Paid in capital		$31,591,797
Total accumulated earnings (loss)		567,948
Net Assets		$32,159,745
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($429,402 ÷ 43,674 shares)(a)		$9.83
Maximum offering price per share (100/94.25 of $9.83)		$10.43
Class M:
Net Asset Value and redemption price per share ($139,636 ÷ 14,227 shares)(a)		$9.81
Maximum offering price per share (100/96.50 of $9.81)		$10.17
Class C:
Net Asset Value and offering price per share ($172,659 ÷ 17,656 shares)(a)		$9.78
Fidelity Freedom Blend 2060 Fund:
Net Asset Value, offering price and redemption price per share ($866,691 ÷ 88,029 shares)		$9.85
Class K:
Net Asset Value, offering price and redemption price per share ($874,587 ÷ 88,726 shares)		$9.86
Class K6:
Net Asset Value, offering price and redemption price per share ($28,762,487 ÷ 2,916,720 shares)		$9.86
Class I:
Net Asset Value, offering price and redemption price per share ($709,587 ÷ 72,040 shares)		$9.85
Class Z:
Net Asset Value, offering price and redemption price per share ($102,460 ÷ 10,394 shares)		$9.86
Class Z6:
Net Asset Value, offering price and redemption price per share ($102,236 ÷ 10,364 shares)		$9.86

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$88,225
Expenses
Management fee	$35,826
Distribution and service plan fees	1,462
Independent trustees' fees and expenses	30
Total expenses		37,318
Net investment income (loss)		50,907
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	(23,595)
Capital gain distributions from underlying funds:
Affiliated issuers	362,631
Total net realized gain (loss)		339,036
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	133,841
Total change in net unrealized appreciation (depreciation)		133,841
Net gain (loss)		472,877
Net increase (decrease) in net assets resulting from operations		$523,784

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended September 30, 2019 (Unaudited)	For the period August 31, 2018 (commencement of operations) to March 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$50,907	$14,234
Net realized gain (loss)	339,036	32,837
Change in net unrealized appreciation (depreciation)	133,841	53,962
Net increase (decrease) in net assets resulting from operations	523,784	101,033
Distributions to shareholders	(26,307)	(30,562)
Share transactions - net increase (decrease)	29,052,161	2,539,636
Total increase (decrease) in net assets	29,549,638	2,610,107
Net Assets
Beginning of period	2,610,107	–
End of period	$32,159,745	$2,610,107

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2060 Fund Class A

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.53	$10.00
Income from Investment Operations
Net investment income (loss)B	–C	.08
Net realized and unrealized gain (loss)	.31	(.27)D
Total from investment operations	.31	(.19)
Distributions from net investment income	–	(.14)
Distributions from net realized gain	(.01)	(.15)
Total distributions	(.01)	(.28)E
Net asset value, end of period	$9.83	$9.53
Total ReturnF,G	3.27%	(1.50)%
Ratios to Average Net AssetsH,I
Expenses before reductions	.79%J	.80%J,K
Expenses net of fee waivers, if any	.79%J	.80%J,K
Expenses net of all reductions	.79%J	.80%J,K
Net investment income (loss)	.09%J	1.50%J
Supplemental Data
Net assets, end of period (000 omitted)	$429	$243
Portfolio turnover rateI	25%J	11%J

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 E Total distributions of $.28 per share is comprised of distributions from net investment income of $.139 and distributions from net realized gain of $.145 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns do not include the effect of the sales charges.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 I Amounts do not include the activity of Underlying Funds.

 J Annualized

 K On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class M

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.53	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)	.07
Net realized and unrealized gain (loss)	.30	(.26)C
Total from investment operations	.29	(.19)
Distributions from net investment income	–	(.13)
Distributions from net realized gain	(.01)	(.15)
Total distributions	(.01)	(.28)
Net asset value, end of period	$9.81	$9.53
Total ReturnD,E	3.06%	(1.59)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H	1.04%H
Expenses net of fee waivers, if any	1.04%H	1.04%H
Expenses net of all reductions	1.04%H	1.04%H
Net investment income (loss)	(.16)%H	1.25%H
Supplemental Data
Net assets, end of period (000 omitted)	$140	$143
Portfolio turnover rateG	25%H	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class C

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.52	$10.00
Income from Investment Operations
Net investment income (loss)B	(.03)	.04
Net realized and unrealized gain (loss)	.30	(.26)C
Total from investment operations	.27	(.22)
Distributions from net investment income	–	(.12)
Distributions from net realized gain	(.01)	(.15)
Total distributions	(.01)	(.26)D
Net asset value, end of period	$9.78	$9.52
Total ReturnE,F	2.85%	(1.87)%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.54%I	1.54%I
Expenses net of fee waivers, if any	1.54%I	1.54%I
Expenses net of all reductions	1.54%I	1.54%I
Net investment income (loss)	(.66)%I	.76%I
Supplemental Data
Net assets, end of period (000 omitted)	$173	$107
Portfolio turnover rateH	25%I	11%I

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.26 per share is comprised of distributions from net investment income of $.116 and distributions from net realized gain of $.145 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns do not include the effect of the contingent deferred sales charge.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 H Amounts do not include the activity of Underlying Funds.

 I Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.09
Net realized and unrealized gain (loss)	.30	(.25)C
Total from investment operations	.32	(.16)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.01)	(.15)
Total distributions	(.01)	(.30)
Net asset value, end of period	$9.85	$9.54
Total ReturnD	3.37%	(1.27)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.54%G	.54%G
Expenses net of fee waivers, if any	.54%G	.54%G
Expenses net of all reductions	.54%G	.54%G
Net investment income (loss)	.34%G	1.75%G
Supplemental Data
Net assets, end of period (000 omitted)	$867	$453
Portfolio turnover rateF	25%G	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.10
Net realized and unrealized gain (loss)	.31	(.26)C
Total from investment operations	.33	(.16)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.01)	(.15)
Total distributions	(.01)	(.30)
Net asset value, end of period	$9.86	$9.54
Total ReturnD	3.47%	(1.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.46%G	.44%G
Expenses net of fee waivers, if any	.46%G	.44%G
Expenses net of all reductions	.46%G	.44%G
Net investment income (loss)	.42%G	1.85%G
Supplemental Data
Net assets, end of period (000 omitted)	$875	$99
Portfolio turnover rateF	25%G	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class K6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.10
Net realized and unrealized gain (loss)	.30	(.26)C
Total from investment operations	.33	(.16)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.01)	(.15)
Total distributions	(.01)	(.30)
Net asset value, end of period	$9.86	$9.54
Total ReturnD	3.50%	(1.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%G
Expenses net of fee waivers, if any	.34%G	.34%G
Expenses net of all reductions	.34%G	.34%G
Net investment income (loss)	.54%G	1.95%G
Supplemental Data
Net assets, end of period (000 omitted)	$28,762	$1,261
Portfolio turnover rateF	25%G	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class I

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.10
Net realized and unrealized gain (loss)	.30	(.27)C
Total from investment operations	.32	(.17)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.01)	(.15)
Total distributions	(.01)	(.29)D
Net asset value, end of period	$9.85	$9.54
Total ReturnE	3.37%	(1.31)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.56%H	.54%H
Expenses net of fee waivers, if any	.56%H	.54%H
Expenses net of all reductions	.56%H	.54%H
Net investment income (loss)	.32%H	1.75%H
Supplemental Data
Net assets, end of period (000 omitted)	$710	$102
Portfolio turnover rateG	25%H	11%H

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total distributions of $.29 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.145 per share.

 E Total returns for periods of less than one year are not annualized.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.10
Net realized and unrealized gain (loss)	.31	(.26)C
Total from investment operations	.33	(.16)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.01)	(.15)
Total distributions	(.01)	(.30)
Net asset value, end of period	$9.86	$9.54
Total ReturnD	3.47%	(1.28)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.44%G	.44%G
Expenses net of fee waivers, if any	.44%G	.44%G
Expenses net of all reductions	.44%G	.44%G
Net investment income (loss)	.44%G	1.86%G
Supplemental Data
Net assets, end of period (000 omitted)	$102	$99
Portfolio turnover rateF	25%G	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2060 Fund Class Z6

	Six months ended (Unaudited) September 30,	Years endedMarch 31,
	2019	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$9.54	$10.00
Income from Investment Operations
Net investment income (loss)B	.03	.11
Net realized and unrealized gain (loss)	.30	(.27)C
Total from investment operations	.33	(.16)
Distributions from net investment income	–	(.15)
Distributions from net realized gain	(.01)	(.15)
Total distributions	(.01)	(.30)
Net asset value, end of period	$9.86	$9.54
Total ReturnD	3.47%	(1.24)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.34%G	.34%G
Expenses net of fee waivers, if any	.34%G	.34%G
Expenses net of all reductions	.34%G	.34%G
Net investment income (loss)	.54%G	1.96%G
Supplemental Data
Net assets, end of period (000 omitted)	$102	$103
Portfolio turnover rateF	25%G	11%G

 A For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2065 Fund

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of September 30, 2019

% of fund's net assets
Fidelity Series Large Cap Value Index Fund	15.7
Fidelity Series Blue Chip Growth Fund	10.6
Fidelity Series Emerging Markets Opportunities Fund	10.1
Fidelity Series Large Cap Stock Fund	8.7
Fidelity Series Large Cap Growth Index Fund	8.4
Fidelity Series International Value Fund	8.0
Fidelity Series International Growth Fund	7.8
Fidelity Series Value Discovery Fund	5.0
Fidelity Series Small Cap Opportunities Fund	4.2
Fidelity Series Overseas Fund	3.9
82.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	56.1%
International Equity Funds	36.4%
Bond Funds	6.4%
Short-Term Funds	1.2%
Net Other Assets (Liabilities)	(0.1)%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Freedom® Blend 2065 Fund

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.1%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	8,521	$113,582
Fidelity Series Commodity Strategy Fund (a)	8,229	37,771
Fidelity Series Large Cap Growth Index Fund (a)	8,402	89,818
Fidelity Series Large Cap Stock Fund (a)	6,433	93,220
Fidelity Series Large Cap Value Index Fund (a)	12,940	168,998
Fidelity Series Small Cap Opportunities Fund (a)	3,474	44,712
Fidelity Series Value Discovery Fund (a)	4,114	53,517
TOTAL DOMESTIC EQUITY FUNDS
(Cost $619,264)		601,618

International Equity Funds - 36.4%
Fidelity Series Canada Fund (a)	1,083	11,987
Fidelity Series Emerging Markets Fund (a)	1,311	12,076
Fidelity Series Emerging Markets Opportunities Fund (a)	5,816	108,062
Fidelity Series International Growth Fund (a)	5,100	83,492
Fidelity Series International Index Fund (a)	2,552	25,696
Fidelity Series International Small Cap Fund (a)	1,327	21,425
Fidelity Series International Value Fund (a)	9,042	85,899
Fidelity Series Overseas Fund (a)	4,205	41,717
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $393,809)		390,354

Bond Funds - 6.4%
Fidelity Series Corporate Bond Fund (a)	28	295
Fidelity Series Emerging Markets Debt Fund (a)	774	7,279
Fidelity Series Floating Rate High Income Fund (a)	165	1,530
Fidelity Series Government Bond Index Fund (a)	59	627
Fidelity Series High Income Fund (a)	849	8,065
Fidelity Series Inflation-Protected Bond Index Fund (a)	1,702	17,156
Fidelity Series Investment Grade Bond Fund (a)	27	312
Fidelity Series Investment Grade Securitized Fund (a)	29	299
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,760	27,623
Fidelity Series Real Estate Income Fund (a)	456	5,108
TOTAL BOND FUNDS
(Cost $66,657)		68,294

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 1.96% (b)	197	197
Fidelity Series Government Money Market Fund 2.07% (a)(c)	2,541	2,541
Fidelity Series Short-Term Credit Fund (a)	253	2,546
Fidelity Series Treasury Bill Index Fund (a)	762	7,619
TOTAL SHORT-TERM FUNDS
(Cost $12,889)		12,903
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,092,619)		1,073,169
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(581)
NET ASSETS - 100%		$1,072,588

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$198
Total	$198

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$--	$135,227	$6,977	$11,465	$(45)	$(14,623)	$113,582
Fidelity Series Canada Fund	--	11,835	12	--	--	164	11,987
Fidelity Series Commodity Strategy Fund	--	38,801	40	322	(1)	(989)	37,771
Fidelity Series Corporate Bond Fund	--	1,962	1,724	13	51	6	295
Fidelity Series Emerging Markets Debt Fund	--	7,525	8	103	--	(238)	7,279
Fidelity Series Emerging Markets Fund	--	12,530	33	--	(1)	(420)	12,076
Fidelity Series Emerging Markets Opportunities Fund	--	110,722	111	--	(5)	(2,544)	108,062
Fidelity Series Floating Rate High Income Fund	--	1,534	2	21	--	(2)	1,530
Fidelity Series Government Bond Index Fund	--	2,683	2,127	12	59	12	627
Fidelity Series Government Money Market Fund 2.07%	--	3,638	1,097	15	--	--	2,541
Fidelity Series High Income Fund	--	8,089	9	131	--	(15)	8,065
Fidelity Series Inflation-Protected Bond Index Fund	--	17,174	13	5	--	(5)	17,156
Fidelity Series International Growth Fund	--	90,436	7,491	--	77	470	83,492
Fidelity Series International Index Fund	--	25,927	27	--	(1)	(203)	25,696
Fidelity Series International Small Cap Fund	--	22,681	1,157	--	(6)	(93)	21,425
Fidelity Series International Value Fund	--	90,135	3,149	--	(83)	(1,004)	85,899
Fidelity Series Investment Grade Bond Fund	--	2,828	2,553	17	32	5	312
Fidelity Series Investment Grade Securitized Fund	--	1,964	1,683	10	16	2	299
Fidelity Series Large Cap Growth Index Fund	--	98,556	10,032	--	76	1,218	89,818
Fidelity Series Large Cap Stock Fund	--	99,978	3,932	3,551	(24)	(2,802)	93,220
Fidelity Series Large Cap Value Index Fund	--	178,556	11,887	--	22	2,307	168,998
Fidelity Series Long-Term Treasury Bond Index Fund	--	35,697	9,989	180	93	1,822	27,623
Fidelity Series Overseas Fund	--	41,570	28	--	(1)	176	41,717
Fidelity Series Real Estate Income Fund	--	5,062	5	111	--	51	5,108
Fidelity Series Short-Term Credit Fund	--	2,887	350	17	--	9	2,546
Fidelity Series Small Cap Opportunities Fund	--	50,591	2,328	2,795	(69)	(3,482)	44,712
Fidelity Series Treasury Bill Index Fund	--	10,899	3,288	35	3	5	7,619
Fidelity Series Value Discovery Fund	--	56,927	4,131	--	(2)	723	53,517
		$1,166,414	$74,183	$18,803	$191	$(19,450)	$1,072,972

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom® Blend 2065 Fund

Financial Statements

Statement of Assets and Liabilities

		September 30, 2019 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule:
Fidelity Central Funds (cost $197)	$197
Other affiliated issuers (cost $1,092,422)	1,072,972
Total Investment in Securities (cost $1,092,619)		$1,073,169
Cash		1
Receivable for investments sold		11,942
Receivable for fund shares sold		1,755
Total assets		1,086,867
Liabilities
Payable for investments purchased	$13,697
Accrued management fee	419
Distribution and service plan fees payable	163
Total liabilities		14,279
Net Assets		$1,072,588
Net Assets consist of:
Paid in capital		$1,074,568
Total accumulated earnings (loss)		(1,980)
Net Assets		$1,072,588
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($113,558 ÷ 11,383 shares)(a)		$9.98
Maximum offering price per share (100/94.25 of $9.98)		$10.59
Class M:
Net Asset Value and redemption price per share ($111,035 ÷ 11,137 shares)(a)		$9.97
Maximum offering price per share (100/96.50 of $9.97)		$10.33
Class C:
Net Asset Value and offering price per share ($111,529 ÷ 11,201 shares)(a)		$9.96
Fidelity Freedom Blend 2065 Fund:
Net Asset Value, offering price and redemption price per share ($167,608 ÷ 16,790 shares)		$9.98
Class K:
Net Asset Value, offering price and redemption price per share ($125,018 ÷ 12,520 shares)		$9.99
Class K6:
Net Asset Value, offering price and redemption price per share ($111,004 ÷ 11,114 shares)		$9.99
Class I:
Net Asset Value, offering price and redemption price per share ($110,917 ÷ 11,111 shares)		$9.98
Class Z:
Net Asset Value, offering price and redemption price per share ($110,945 ÷ 11,111 shares)		$9.99
Class Z6:
Net Asset Value, offering price and redemption price per share ($110,974 ÷ 11,111 shares)		$9.99

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		For the period June 28, 2019 (commencement of operations) to September 30, 2019 (Unaudited)
Investment Income
Dividends:
Affiliated issuers		$2,925
Income from Fidelity Central Funds		198
Total income		3,123
Expenses
Management fee	$1,229
Distribution and service plan fees	492
Independent trustees' fees and expenses	1
Total expenses		1,722
Net investment income (loss)		1,401
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	191
Capital gain distributions from underlying funds:
Affiliated issuers	15,878
Total net realized gain (loss)		16,069
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(19,450)
Total change in net unrealized appreciation (depreciation)		(19,450)
Net gain (loss)		(3,381)
Net increase (decrease) in net assets resulting from operations		$(1,980)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the period June 28, 2019 (commencement of operations) to September 30, 2019 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,401
Net realized gain (loss)	16,069
Change in net unrealized appreciation (depreciation)	(19,450)
Net increase (decrease) in net assets resulting from operations	(1,980)
Share transactions - net increase (decrease)	1,074,568
Total increase (decrease) in net assets	1,072,588
Net Assets
Beginning of period	–
End of period	$1,072,588

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Freedom Blend 2065 Fund Class A

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.01
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC,D	(.20)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G
Expenses net of fee waivers, if any	.79%G
Expenses net of all reductions	.79%G
Net investment income (loss)	.42%G
Supplemental Data
Net assets, end of period (000 omitted)	$114
Portfolio turnover rateF	7%H

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the sales charges.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class M

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	–C
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.03)
Net asset value, end of period	$9.97
Total ReturnD,E	(.30)%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.04%H
Expenses net of fee waivers, if any	1.04%H
Expenses net of all reductions	1.04%H
Net investment income (loss)	.17%H
Supplemental Data
Net assets, end of period (000 omitted)	$111
Portfolio turnover rateG	7%I

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns do not include the effect of the sales charges.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 G Amounts do not include the activity of Underlying Funds.

 H Annualized

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class C

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	(.01)
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.04)
Net asset value, end of period	$9.96
Total ReturnC,D	(.40)%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G
Expenses net of fee waivers, if any	1.54%G
Expenses net of all reductions	1.54%G
Net investment income (loss)	(.33)%G
Supplemental Data
Net assets, end of period (000 omitted)	$112
Portfolio turnover rateF	7%H

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F Amounts do not include the activity of Underlying Funds.

 G Annualized

 H Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F
Expenses net of fee waivers, if any	.54%F
Expenses net of all reductions	.54%F
Net investment income (loss)	.67%F
Supplemental Data
Net assets, end of period (000 omitted)	$168
Portfolio turnover rateE	7%G

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class K

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.44%F
Expenses net of fee waivers, if any	.44%F
Expenses net of all reductions	.44%F
Net investment income (loss)	.77%F
Supplemental Data
Net assets, end of period (000 omitted)	$125
Portfolio turnover rateE	7%G

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class K6

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%F
Expenses net of fee waivers, if any	.34%F
Expenses net of all reductions	.34%F
Net investment income (loss)	.87%F
Supplemental Data
Net assets, end of period (000 omitted)	$111
Portfolio turnover rateE	7%G

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class I

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.04)
Total from investment operations	(.02)
Net asset value, end of period	$9.98
Total ReturnC	(.20)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.54%F
Expenses net of fee waivers, if any	.54%F
Expenses net of all reductions	.54%F
Net investment income (loss)	.67%F
Supplemental Data
Net assets, end of period (000 omitted)	$111
Portfolio turnover rateE	7%G

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class Z

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.44%F
Expenses net of fee waivers, if any	.44%F
Expenses net of all reductions	.44%F
Net investment income (loss)	.77%F
Supplemental Data
Net assets, end of period (000 omitted)	$111
Portfolio turnover rateE	7%G

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Freedom Blend 2065 Fund Class Z6

Six months ended (Unaudited) September 30,
2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.02
Net realized and unrealized gain (loss)	(.03)
Total from investment operations	(.01)
Net asset value, end of period	$9.99
Total ReturnC	(.10)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.34%F
Expenses net of fee waivers, if any	.34%F
Expenses net of all reductions	.34%F
Net investment income (loss)	.87%F
Supplemental Data
Net assets, end of period (000 omitted)	$111
Portfolio turnover rateE	7%G

 A For the period June 28, 2019 (commencement of operations) to September 30, 2019.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of Underlying Funds.

 F Annualized

 G Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended September 30, 2019

1. Organization.

Fidelity Freedom Blend Income Fund, Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, Fidelity Freedom Blend 2025 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, Fidelity Freedom Blend 2060 Fund and Fidelity Freedom Blend 2065 Fund (the Funds) are funds of Fidelity Aberdeen Street Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund is authorized to issue an unlimited number of shares. Each Fund offers Class A, Class M, Class C, Fidelity Freedom Blend, Class K, Class K6, Class I, Class Z and Class Z6 shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective March 1, 2019, Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Freedom Blend Income Fund	$36,484,948	$845,490	$(133,880)	$711,610
Fidelity Freedom Blend 2005 Fund	15,365,110	369,984	(72,091)	297,893
Fidelity Freedom Blend 2010 Fund	54,450,831	1,256,359	(343,913)	912,446
Fidelity Freedom Blend 2015 Fund	182,138,803	4,656,536	(1,508,406)	3,148,130
Fidelity Freedom Blend 2020 Fund	525,773,225	13,868,333	(5,275,707)	8,592,626
Fidelity Freedom Blend 2025 Fund	650,868,859	17,436,776	(7,292,786)	10,143,990
Fidelity Freedom Blend 2030 Fund	626,681,913	15,926,458	(8,469,987)	7,456,471
Fidelity Freedom Blend 2035 Fund	599,916,210	14,223,895	(9,755,159)	4,468,736
Fidelity Freedom Blend 2040 Fund	539,249,007	12,421,232	(9,476,584)	2,944,648
Fidelity Freedom Blend 2045 Fund	455,998,294	10,053,558	(8,030,749)	2,022,809
Fidelity Freedom Blend 2050 Fund	340,830,437	7,357,492	(5,776,434)	1,581,058
Fidelity Freedom Blend 2055 Fund	145,343,956	2,924,874	(2,260,956)	663,918
Fidelity Freedom Blend 2060 Fund	32,024,704	632,570	(490,170)	142,400
Fidelity Freedom Blend 2065 Fund	1,092,760	7,388	(26,979)	(19,591)

Certain of the Funds elected to defer to the next fiscal year capital losses recognized during the period November 1, 2018 to March 31, 2019. Loss deferrals were as follows:

Capital losses
Fidelity Freedom Blend 2010 Fund	(2,272)

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Freedom Blend Income Fund	37,054,879	3,330,003
Fidelity Freedom Blend 2005 Fund	15,790,586	2,504,410
Fidelity Freedom Blend 2010 Fund	58,280,512	6,535,165
Fidelity Freedom Blend 2015 Fund	196,530,706	23,961,318
Fidelity Freedom Blend 2020 Fund	571,591,031	70,199,189
Fidelity Freedom Blend 2025 Fund	688,209,241	81,561,505
Fidelity Freedom Blend 2030 Fund	676,199,486	74,604,534
Fidelity Freedom Blend 2035 Fund	644,870,634	70,748,854
Fidelity Freedom Blend 2040 Fund	575,450,746	52,675,234
Fidelity Freedom Blend 2045 Fund	488,046,865	42,315,223
Fidelity Freedom Blend 2050 Fund	363,051,632	31,049,657
Fidelity Freedom Blend 2055 Fund	151,816,631	11,464,988
Fidelity Freedom Blend 2060 Fund	31,827,062	2,381,142
Fidelity Freedom Blend 2065 Fund	1,166,414	74,183

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's target date, indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its target date. In addition, under the management contract, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

	Annual % of Class-Level Average Net Assets (Classes A, M, C, I, Fidelity Freedom Blend Class)	Annual % of Class-Level Average Net Assets (Classes K, K6, Z, Z6)
Fidelity Freedom Blend Income Fund	.46%	.36%
Fidelity Freedom Blend 2005 Fund	.46%	.36%
Fidelity Freedom Blend 2010 Fund	.47%	.37%
Fidelity Freedom Blend 2015 Fund	.48%	.38%
Fidelity Freedom Blend 2020 Fund	.50%	.40%
Fidelity Freedom Blend 2025 Fund	.51%	.41%
Fidelity Freedom Blend 2030 Fund	.52%	.42%
Fidelity Freedom Blend 2035 Fund	.53%	.43%
Fidelity Freedom Blend 2040 Fund	.54%	.44%
Fidelity Freedom Blend 2045 Fund	.54%	.44%
Fidelity Freedom Blend 2050 Fund	.54%	.44%
Fidelity Freedom Blend 2055 Fund	.54%	.44%
Fidelity Freedom Blend 2060 Fund	.54%	.44%
Fidelity Freedom Blend 2065 Fund	.54%	.44%

Under the expense contract, the investment adviser pays class-level expenses for Class K6 and Class Z6 of each Fund as necessary so that Class K6 and Class Z6 total expenses do not exceed certain amounts of Class K6 and Class Z6 average net assets, respectively, on an annual basis with certain exceptions, as noted in the following table:

Annual % of Class-Level Average Net Assets (Classes K6, Z6)
Fidelity Freedom Blend Income Fund	.26%
Fidelity Freedom Blend 2005 Fund	.26%
Fidelity Freedom Blend 2010 Fund	.27%
Fidelity Freedom Blend 2015 Fund	.28%
Fidelity Freedom Blend 2020 Fund	.30%
Fidelity Freedom Blend 2025 Fund	.31%
Fidelity Freedom Blend 2030 Fund	.32%
Fidelity Freedom Blend 2035 Fund	.33%
Fidelity Freedom Blend 2040 Fund	.34%
Fidelity Freedom Blend 2045 Fund	.34%
Fidelity Freedom Blend 2050 Fund	.34%
Fidelity Freedom Blend 2055 Fund	.34%
Fidelity Freedom Blend 2060 Fund	.34%
Fidelity Freedom Blend 2065 Fund	.34%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	-%	.25%	$387	$369
Class M	.25%	.25%	476	253
Class C	.75%	.25%	715	638
			$1,578	$1,260
Fidelity Freedom Blend 2005 Fund
Class A	-%	.25%	$271	$128
Class M	.25%	.25%	258	258
Class C	.75%	.25%	537	535
			$1,066	$921
Fidelity Freedom Blend 2010 Fund
Class A	-%	.25%	$220	$129
Class M	.25%	.25%	434	256
Class C	.75%	.25%	513	513
			$1,167	$898
Fidelity Freedom Blend 2015 Fund
Class A	-%	.25%	$315	$128
Class M	.25%	.25%	270	257
Class C	.75%	.25%	753	581
			$1,338	$966
Fidelity Freedom Blend 2020 Fund
Class A	-%	.25%	$1,555	$298
Class M	.25%	.25%	303	255
Class C	.75%	.25%	2,656	1,472
			$4,514	$2,025
Fidelity Freedom Blend 2025 Fund
Class A	-%	.25%	$1,088	$761
Class M	.25%	.25%	1,628	260
Class C	.75%	.25%	1,539	745
			$4,255	$1,766
Fidelity Freedom Blend 2030 Fund
Class A	-%	.25%	$626	$230
Class M	.25%	.25%	822	346
Class C	.75%	.25%	2,247	2,054
			$3,695	$2,630
Fidelity Freedom Blend 2035 Fund
Class A	-%	.25%	$628	$210
Class M	.25%	.25%	518	251
Class C	.75%	.25%	1,228	815
			$2,374	$1,276
Fidelity Freedom Blend 2040 Fund
Class A	-%	.25%	$431	$131
Class M	.25%	.25%	396	248
Class C	.75%	.25%	1,245	717
			$2,072	$1,096
Fidelity Freedom Blend 2045 Fund
Class A	-%	.25%	$600	$298
Class M	.25%	.25%	434	252
Class C	.75%	.25%	960	722
			$1,994	$1,272
Fidelity Freedom Blend 2050 Fund
Class A	-%	.25%	$584	$343
Class M	.25%	.25%	478	247
Class C	.75%	.25%	1,067	940
			$2,129	$1,530
Fidelity Freedom Blend 2055 Fund
Class A	-%	.25%	$293	$179
Class M	.25%	.25%	318	267
Class C	.75%	.25%	640	609
			$1,251	$1,055
Fidelity Freedom Blend 2060 Fund
Class A	-%	.25%	$447	$148
Class M	.25%	.25%	332	251
Class C	.75%	.25%	683	683
			$1,462	$1,082
Fidelity Freedom Blend 2065 Fund
Class A	-%	.25%	$70	$70
Class M	.25%	.25%	140	140
Class C	.75%	.25%	282	283
			$492	$493

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Freedom Blend Income Fund
Class A	$60
$60
Fidelity Freedom Blend 2015 Fund
Class A	$156
$156
Fidelity Freedom Blend 2020 Fund
Class A	$96
Class M	55
$151
Fidelity Freedom Blend 2025 Fund
Class A	$251
Class M	103
Class C(a)	249
$603
Fidelity Freedom Blend 2030 Fund
Class A	$689
Class M	988
Class C(a)	88
$1,765
Fidelity Freedom Blend 2035 Fund
Class A	$913
Class M	320
Class C(a)	5
$1,238
Fidelity Freedom Blend 2040 Fund
Class A	$1,028
Class M	130
$1,158
Fidelity Freedom Blend 2045 Fund
Class A	$441
Class M	162
Class C(a)	14
$617
Fidelity Freedom Blend 2050 Fund
Class A	$522
Class M	332
Class C(a)	72
$926
Fidelity Freedom Blend 2055 Fund
Class A	$458
Class M	272
Class C(a)	23
$753
Fidelity Freedom Blend 2060 Fund
Class A	$558
Class M	119
Class C(a)	10
$687

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Funds for certain losses, which are included in Net Realized Gain (Loss) in each Fund's accompanying Statement of Operations, as follows:

Fidelity Freedom Blend Income Fund	$94
Fidelity Freedom Blend 2005 Fund	32
Fidelity Freedom Blend 2010 Fund	109
Fidelity Freedom Blend 2015 Fund	358
Fidelity Freedom Blend 2020 Fund	955
Fidelity Freedom Blend 2025 Fund	1,006
Fidelity Freedom Blend 2030 Fund	809
Fidelity Freedom Blend 2035 Fund	265
Fidelity Freedom Blend 2040 Fund	23
Fidelity Freedom Blend 2045 Fund	18
Fidelity Freedom Blend 2050 Fund	12
Fidelity Freedom Blend 2055 Fund	4
Fidelity Freedom Blend 2060 Fund	2

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2019	Year ended March 31, 2019(a)
Fidelity Freedom Blend Income Fund
Distributions to shareholders
Class A	$1,919	$1,681
Class M	884	1,415
Class C	379	2,260
Fidelity Freedom Blend Income Fund	3,683	6,229
Class K	766	1,739
Class K6	188,424	6,084
Class I	671	1,678
Class Z	715	1,739
Class Z6	746	1,769
Total	$198,187	$24,594
Fidelity Freedom Blend 2005 Fund
Distributions to shareholders
Class A	$75	$3,022
Class M	41	1,450
Class C	41	1,280
Fidelity Freedom Blend 2005 Fund	1,291	1,646
Class K	71	1,640
Class K6	14,265	1,670
Class I	41	1,610
Class Z	71	1,640
Class Z6	91	1,670
Total	$15,987	$15,628
Fidelity Freedom Blend 2010 Fund
Distributions to shareholders
Class A	$–	$2,983
Class M	–	2,145
Class C	–	1,510
Fidelity Freedom Blend 2010 Fund	188	2,609
Class K	–	1,860
Class K6	28,392	1,890
Class I	–	1,830
Class Z	–	1,860
Class Z6	–	1,890
Total	$28,580	$18,577
Fidelity Freedom Blend 2015 Fund
Distributions to shareholders
Class A	$–	$1,630
Class M	–	1,550
Class C	–	3,292
Fidelity Freedom Blend 2015 Fund	–	7,732
Class K	–	1,740
Class K6	73,722	1,780
Class I	–	1,710
Class Z	–	1,740
Class Z6	–	1,780
Total	$73,722	$22,954
Fidelity Freedom Blend 2020 Fund
Distributions to shareholders
Class A	$–	$3,550
Class M	–	1,044
Class C	–	1,516
Fidelity Freedom Blend 2020 Fund	–	15,010
Class K	–	1,230
Class K6	221,573	1,260
Class I	–	1,190
Class Z	–	1,230
Class Z6	–	1,260
Total	$221,573	$27,290
Fidelity Freedom Blend 2025 Fund
Distributions to shareholders
Class A	$–	$2,341
Class M	–	1,801
Class C	–	1,630
Fidelity Freedom Blend 2025 Fund	–	13,758
Class K	–	1,980
Class K6	215,881	2,010
Class I	–	1,950
Class Z	–	1,980
Class Z6	–	2,070
Total	$215,881	$29,520
Fidelity Freedom Blend 2030 Fund
Distributions to shareholders
Class A	$–	$3,141
Class M	–	2,398
Class C	–	4,285
Fidelity Freedom Blend 2030 Fund	–	4,487
Class K	–	2,570
Class K6	156,191	2,610
Class I	–	2,540
Class Z	–	2,570
Class Z6	–	2,610
Total	$156,191	$27,211
Fidelity Freedom Blend 2035 Fund
Distributions to shareholders
Class A	$–	$2,922
Class M	–	4,429
Class C	–	2,270
Fidelity Freedom Blend 2035 Fund	–	10,992
Class K	–	2,610
Class K6	151,033	2,650
Class I	–	2,580
Class Z	–	2,610
Class Z6	–	2,650
Total	$151,033	$33,713
Fidelity Freedom Blend 2040 Fund
Distributions to shareholders
Class A	$–	$5,605
Class M	–	2,729
Class C	–	2,427
Fidelity Freedom Blend 2040 Fund	–	6,700
Class K	–	2,760
Class K6	137,987	2,800
Class I	–	2,730
Class Z	–	2,760
Class Z6	–	2,800
Total	$137,987	$31,311
Fidelity Freedom Blend 2045 Fund
Distributions to shareholders
Class A	$29	$3,446
Class M	17	4,165
Class C	19	2,591
Fidelity Freedom Blend 2045 Fund	85	16,095
Class K	10	2,710
Class K6	115,999	2,740
Class I	10	2,680
Class Z	10	2,710
Class Z6	12	2,740
Total	$116,191	$39,877
Fidelity Freedom Blend 2050 Fund
Distributions to shareholders
Class A	$28	$3,316
Class M	11	2,930
Class C	15	2,770
Fidelity Freedom Blend 2050 Fund	60	4,148
Class K	10	3,120
Class K6	83,262	3,150
Class I	11	3,090
Class Z	10	3,120
Class Z6	10	3,150
Total	$83,417	$28,794
Fidelity Freedom Blend 2055 Fund
Distributions to shareholders
Class A	$38	$3,064
Class M	26	2,982
Class C	23	2,820
Fidelity Freedom Blend 2055 Fund	74	3,718
Class K	21	3,170
Class K6	40,439	3,200
Class I	21	3,130
Class Z	21	3,170
Class Z6	21	3,200
Total	$40,684	$28,454
Fidelity Freedom Blend 2060 Fund
Distributions to shareholders
Class A	$353	$2,862
Class M	170	2,764
Class C	147	2,612
Fidelity Freedom Blend 2060 Fund	606	7,540
Class K	114	2,950
Class K6	24,565	2,980
Class I	119	2,924
Class Z	114	2,950
Class Z6	119	2,980
Total	$26,307	$30,562

 (a) For the period August 31, 2018 (commencement of operations) to March 31,2019.

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2019	Year ended March 31, 2019(a)	Six months ended September 30, 2019	Year ended March 31, 2019(a)
Fidelity Freedom Blend Income Fund
Class A
Shares sold	28,460	10,990	$285,921	$109,675
Reinvestment of distributions	188	173	1,919	1,681
Shares redeemed	(511)	(499)	(5,151)	(5,000)
Net increase (decrease)	28,137	10,664	$282,689	$106,356
Class M
Shares sold	21,039	10,000	$215,345	$100,000
Reinvestment of distributions	86	146	884	1,415
Shares redeemed	(1,510)	–	(15,491)	–
Net increase (decrease)	19,615	10,146	$200,738	$101,415
Class C
Shares sold	4,137	18,568	$42,331	$183,283
Reinvestment of distributions	37	234	379	2,260
Shares redeemed	(7)	(6,500)	(75)	(65,000)
Net increase (decrease)	4,167	12,302	$42,635	$120,543
Fidelity Freedom Blend Income Fund
Shares sold	37,688	70,586	$384,763	$691,454
Reinvestment of distributions	360	608	3,683	5,886
Shares redeemed	(6,629)	(33,487)	(68,072)	(327,744)
Net increase (decrease)	31,419	37,707	$320,374	$369,596
Class K
Shares sold	2,570	10,000	$26,597	$100,000
Reinvestment of distributions	75	179	766	1,739
Net increase (decrease)	2,645	10,179	$27,363	$101,739
Class K6
Shares sold	3,419,718	168,319	$34,633,664	$1,629,815
Reinvestment of distributions	18,443	620	188,424	6,084
Shares redeemed	(204,509)	(3,760)	(2,090,677)	(36,389)
Net increase (decrease)	3,233,652	165,179	$32,731,411	$1,599,510
Class I
Shares sold	584	10,000	$6,045	$100,000
Reinvestment of distributions	66	173	671	1,678
Net increase (decrease)	650	10,173	$6,716	$101,678
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	70	179	715	1,739
Net increase (decrease)	70	10,179	$715	$101,739
Class Z6
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	73	182	746	1,769
Net increase (decrease)	73	10,182	$746	$101,769
Fidelity Freedom Blend 2005 Fund
Class A
Shares sold	6,026	18,563	$61,235	$182,296
Reinvestment of distributions	7	319	75	3,022
Shares redeemed	(5)	(147)	(49)	(1,392)
Net increase (decrease)	6,028	18,735	$61,261	$183,926
Class M
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	4	153	41	1,450
Net increase (decrease)	4	10,153	$41	$101,450
Class C
Shares sold	2,585	10,000	$26,482	$100,000
Reinvestment of distributions	4	135	41	1,280
Shares redeemed	(3)	–	(30)	–
Net increase (decrease)	2,586	10,135	$26,493	$101,280
Fidelity Freedom Blend 2005 Fund
Shares sold	132,126	11,014	$1,331,162	$110,028
Reinvestment of distributions	129	173	1,291	1,646
Shares redeemed	(43,776)	(77)	(441,386)	(750)
Net increase (decrease)	88,479	11,110	$891,067	$110,924
Class K
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	7	173	71	1,640
Net increase (decrease)	7	10,173	$71	$101,640
Class K6
Shares sold	1,424,593	117,462	$14,433,902	$1,125,955
Reinvestment of distributions	1,422	176	14,265	1,670
Shares redeemed	(261,115)	(25)	(2,657,647)	(241)
Net increase (decrease)	1,164,900	117,613	$11,790,520	$1,127,384
Class I
Shares sold	38,038	10,051	$394,024	$100,500
Reinvestment of distributions	4	170	41	1,610
Shares redeemed	–	(51)	–	(499)
Net increase (decrease)	38,042	10,170	$394,065	$101,611
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	7	173	71	1,640
Net increase (decrease)	7	10,173	$71	$101,640
Class Z6
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	9	176	91	1,670
Net increase (decrease)	9	10,176	$91	$101,670
Fidelity Freedom Blend 2010 Fund
Class A
Shares sold	1,296	16,826	$13,114	$166,073
Reinvestment of distributions	–	320	–	2,983
Shares redeemed	–	(435)	–	(4,175)
Net increase (decrease)	1,296	16,711	$13,114	$164,881
Class M
Shares sold	4,574	12,472	$45,600	$123,732
Reinvestment of distributions	–	230	–	2,145
Net increase (decrease)	4,574	12,702	$45,600	$125,877
Class C
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	–	162	–	1,510
Net increase (decrease)	–	10,162	$–	$101,510
Fidelity Freedom Blend 2010 Fund
Shares sold	96,066	14,603	$978,990	$145,000
Reinvestment of distributions	19	280	188	2,609
Shares redeemed	(29,838)	–	(307,561)	–
Net increase (decrease)	66,247	14,883	$671,617	$147,609
Class K
Shares sold	163,871	10,000	$1,684,632	$100,000
Reinvestment of distributions	–	199	–	1,860
Shares redeemed	(618)	–	(6,410)	–
Net increase (decrease)	163,253	10,199	$1,678,222	$101,860
Class K6
Shares sold	5,279,776	313,573	$53,096,177	$3,001,673
Reinvestment of distributions	2,845	203	28,392	1,890
Shares redeemed	(437,649)	(143,149)	(4,444,065)	(1,388,852)
Net increase (decrease)	4,844,972	170,627	$48,680,504	$1,614,711
Class I
Shares sold	12,431	10,000	$127,661	$100,000
Reinvestment of distributions	–	196	–	1,830
Net increase (decrease)	12,431	10,196	$127,661	$101,830
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	–	199	–	1,860
Net increase (decrease)	–	10,199	$–	$101,860
Class Z6
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	–	203	–	1,890
Net increase (decrease)	–	10,203	$–	$101,890
Fidelity Freedom Blend 2015 Fund
Class A
Shares sold	8,925	19,467	$89,943	$193,535
Reinvestment of distributions	–	177	–	1,630
Shares redeemed	(1)	–	(15)	–
Net increase (decrease)	8,924	19,644	$89,928	$195,165
Class M
Shares sold	781	10,000	$7,900	$100,000
Reinvestment of distributions	–	168	–	1,550
Net increase (decrease)	781	10,168	$7,900	$101,550
Class C
Shares sold	2,948	23,897	$30,160	$230,277
Reinvestment of distributions	–	358	–	3,292
Shares redeemed	(53)	(9,626)	(545)	(94,714)
Net increase (decrease)	2,895	14,629	$29,615	$138,855
Fidelity Freedom Blend 2015 Fund
Shares sold	422,145	46,537	$4,291,474	$453,571
Reinvestment of distributions	–	839	–	7,732
Shares redeemed	(136,577)	(176)	(1,376,784)	(1,698)
Net increase (decrease)	285,568	47,200	$2,914,690	$459,605
Class K
Shares sold	400,630	10,000	$4,098,612	$100,000
Reinvestment of distributions	–	189	–	1,740
Shares redeemed	(106,665)	–	(1,101,842)	–
Net increase (decrease)	293,965	10,189	$2,996,770	$101,740
Class K6
Shares sold	17,990,399	935,723	$180,155,518	$8,831,932
Reinvestment of distributions	7,402	193	73,722	1,780
Shares redeemed	(1,621,431)	(112,769)	(16,423,071)	(1,093,561)
Net increase (decrease)	16,376,370	823,147	$163,806,169	$7,740,151
Class I
Shares sold	49,964	10,000	$510,691	$100,000
Reinvestment of distributions	–	186	–	1,710
Net increase (decrease)	49,964	10,186	$510,691	$101,710
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	–	189	–	1,740
Net increase (decrease)	–	10,189	$–	$101,740
Class Z6
Shares sold	8,492	10,000	$86,350	$100,000
Reinvestment of distributions	–	193	–	1,780
Net increase (decrease)	8,492	10,193	$86,350	$101,780
Fidelity Freedom Blend 2020 Fund
Class A
Shares sold	134,631	90,623	$1,336,384	$866,540
Reinvestment of distributions	–	388	–	3,550
Shares redeemed	(100,273)	(846)	(988,301)	(8,100)
Net increase (decrease)	34,358	90,165	$348,083	$861,990
Class M
Shares sold	4,699	10,649	$48,058	$106,358
Reinvestment of distributions	–	114	–	1,044
Shares redeemed	(6)	(30)	(60)	(281)
Net increase (decrease)	4,693	10,733	$47,998	$107,121
Class C
Shares sold	19,903	38,753	$200,292	$379,766
Reinvestment of distributions	–	166	–	1,516
Shares redeemed	(13)	–	(135)	–
Net increase (decrease)	19,890	38,919	$200,157	$381,282
Fidelity Freedom Blend 2020 Fund
Shares sold	965,024	202,319	$9,815,686	$1,911,655
Reinvestment of distributions	–	1,642	–	15,010
Shares redeemed	(525,134)	(86,207)	(5,369,435)	(829,813)
Net increase (decrease)	439,890	117,754	$4,446,251	$1,096,852
Class K
Shares sold	751,747	10,000	$7,694,346	$100,000
Reinvestment of distributions	–	134	–	1,230
Shares redeemed	(2,643)	–	(27,330)	–
Net increase (decrease)	749,104	10,134	$7,667,016	$101,230
Class K6
Shares sold	52,169,428	2,552,418	$523,938,020	$23,902,190
Reinvestment of distributions	22,157	138	221,573	1,260
Shares redeemed	(4,327,289)	(433,337)	(44,019,236)	(4,233,776)
Net increase (decrease)	47,864,296	2,119,219	$480,140,357	$19,669,674
Class I
Shares sold	176,456	12,024	$1,805,334	$120,000
Reinvestment of distributions	–	130	–	1,190
Shares redeemed	(400)	–	(4,129)	–
Net increase (decrease)	176,056	12,154	$1,801,205	$121,190
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	–	134	–	1,230
Net increase (decrease)	–	10,134	$–	$101,230
Class Z6
Shares sold	813	16,287	$8,260	$161,553
Reinvestment of distributions	–	138	–	1,260
Shares redeemed	–	(6,287)	–	(61,239)
Net increase (decrease)	813	10,138	$8,260	$101,574
Fidelity Freedom Blend 2025 Fund
Class A
Shares sold	155,086	18,014	$1,544,397	$175,792
Reinvestment of distributions	–	261	–	2,341
Shares redeemed	(44,186)	(1,119)	(440,856)	(10,301)
Net increase (decrease)	110,900	17,156	$1,103,541	$167,832
Class M
Shares sold	5,395	75,789	$53,483	$737,334
Reinvestment of distributions	–	200	–	1,801
Shares redeemed	(43,206)	–	(440,697)	–
Net increase (decrease)	(37,811)	75,989	$(387,214)	$739,135
Class C
Shares sold	10,689	31,302	$106,386	$305,603
Reinvestment of distributions	–	181	–	1,630
Shares redeemed	(10,558)	(1,076)	(106,397)	(10,218)
Net increase (decrease)	131	30,407	$(11)	$297,015
Fidelity Freedom Blend 2025 Fund
Shares sold	613,170	195,169	$6,191,360	$1,876,769
Reinvestment of distributions	–	1,532	–	13,758
Shares redeemed	(295,782)	(31,642)	(2,985,414)	(307,029)
Net increase (decrease)	317,388	165,059	$3,205,946	$1,583,498
Class K
Shares sold	1,329,978	10,000	$13,456,935	$100,000
Reinvestment of distributions	–	220	–	1,980
Shares redeemed	(22,886)	–	(234,115)	–
Net increase (decrease)	1,307,092	10,220	$13,222,820	$101,980
Class K6
Shares sold	61,188,695	4,331,747	$608,450,716	$40,063,466
Reinvestment of distributions	21,806	224	215,881	2,010
Shares redeemed	(3,119,640)	(180,792)	(31,444,305)	(1,728,766)
Net increase (decrease)	58,090,861	4,151,179	$577,222,292	$38,336,710
Class I
Shares sold	339,098	10,000	$3,425,479	$100,000
Reinvestment of distributions	–	217	–	1,950
Net increase (decrease)	339,098	10,217	$3,425,479	$101,950
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	–	220	–	1,980
Net increase (decrease)	–	10,220	$–	$101,980
Class Z6
Shares sold	11,706	10,301	$118,219	$103,000
Reinvestment of distributions	–	230	–	2,070
Net increase (decrease)	11,706	10,531	$118,219	$105,070
Fidelity Freedom Blend 2030 Fund
Class A
Shares sold	47,604	35,559	$465,238	$338,052
Reinvestment of distributions	–	359	–	3,141
Shares redeemed	(22,428)	–	(215,279)	–
Net increase (decrease)	25,176	35,918	$249,959	$341,193
Class M
Shares sold	34,504	19,237	$344,167	$188,421
Reinvestment of distributions	–	274	–	2,398
Shares redeemed	(2,021)	(1,939)	(20,342)	(18,770)
Net increase (decrease)	32,483	17,572	$323,825	$172,049
Class C
Shares sold	26,674	26,381	$261,988	$252,448
Reinvestment of distributions	–	490	–	4,285
Shares redeemed	(2,810)	–	(27,504)	–
Net increase (decrease)	23,864	26,871	$234,484	$256,733
Fidelity Freedom Blend 2030 Fund
Shares sold	216,013	88,686	$2,154,672	$846,378
Reinvestment of distributions	–	512	–	4,487
Shares redeemed	(93,046)	(10,519)	(929,370)	(100,972)
Net increase (decrease)	122,967	78,679	$1,225,302	$749,893
Class K
Shares sold	1,012,002	10,000	$10,072,973	$100,000
Reinvestment of distributions	–	293	–	2,570
Shares redeemed	(40,108)	–	(404,681)	–
Net increase (decrease)	971,894	10,293	$9,668,292	$102,570
Class K6
Shares sold	60,781,183	2,344,828	$596,730,214	$21,161,628
Reinvestment of distributions	15,970	298	156,191	2,610
Shares redeemed	(2,040,643)	(98,703)	(20,297,595)	(935,205)
Net increase (decrease)	58,756,510	2,246,423	$576,588,810	$20,229,033
Class I
Shares sold	447,347	10,000	$4,446,953	$100,000
Reinvestment of distributions	–	290	–	2,540
Shares redeemed	(27,488)	–	(275,807)	–
Net increase (decrease)	419,859	10,290	$4,171,146	$102,540
Class Z
Shares sold	732	10,000	$7,400	$100,000
Reinvestment of distributions	–	293	–	2,570
Net increase (decrease)	732	10,293	$7,400	$102,570
Class Z6
Shares sold	3,373	103,038	$33,572	$988,511
Reinvestment of distributions	–	298	–	2,610
Shares redeemed	(71)	(65,359)	(714)	(622,873)
Net increase (decrease)	3,302	37,977	$32,858	$368,248
Fidelity Freedom Blend 2035 Fund
Class A
Shares sold	28,172	36,896	$276,677	$353,952
Reinvestment of distributions	–	341	–	2,922
Shares redeemed	(1,010)	(12)	(10,023)	(103)
Net increase (decrease)	27,162	37,225	$266,654	$356,771
Class M
Shares sold	4,899	17,984	$47,689	$173,296
Reinvestment of distributions	–	517	–	4,429
Shares redeemed	(92)	–	(923)	–
Net increase (decrease)	4,807	18,501	$46,766	$177,725
Class C
Shares sold	8,864	21,319	$87,779	$207,251
Reinvestment of distributions	–	265	–	2,270
Shares redeemed	(88)	–	(881)	–
Net increase (decrease)	8,776	21,584	$86,898	$209,521
Fidelity Freedom Blend 2035 Fund
Shares sold	276,651	122,967	$2,729,827	$1,168,626
Reinvestment of distributions	–	1,284	–	10,992
Shares redeemed	(76,364)	(21,782)	(750,678)	(206,991)
Net increase (decrease)	200,287	102,469	$1,979,149	$972,627
Class K
Shares sold	1,183,160	10,000	$11,585,457	$100,000
Reinvestment of distributions	–	305	–	2,610
Shares redeemed	(1,031)	–	(10,382)	–
Net increase (decrease)	1,182,129	10,305	$11,575,075	$102,610
Class K6
Shares sold	58,100,563	2,453,196	$566,390,797	$21,896,411
Reinvestment of distributions	15,554	309	151,033	2,650
Shares redeemed	(1,903,737)	(70,699)	(18,756,259)	(651,805)
Net increase (decrease)	56,212,380	2,382,806	$547,785,571	$21,247,256
Class I
Shares sold	275,953	10,888	$2,702,586	$108,315
Reinvestment of distributions	–	301	–	2,580
Shares redeemed	(1,589)	–	(15,992)	–
Net increase (decrease)	274,364	11,189	$2,686,594	$110,895
Class Z
Shares sold	15,166	10,440	$152,875	$103,942
Reinvestment of distributions	–	305	–	2,610
Net increase (decrease)	15,166	10,745	$152,875	$106,552
Class Z6
Shares sold	9,658	10,000	$95,404	$100,000
Reinvestment of distributions	–	309	–	2,650
Net increase (decrease)	9,658	10,309	$95,404	$102,650
Fidelity Freedom Blend 2040 Fund
Class A
Shares sold	17,410	26,037	$170,688	$245,967
Reinvestment of distributions	–	661	–	5,605
Shares redeemed	(416)	–	(4,039)	–
Net increase (decrease)	16,994	26,698	$166,649	$251,572
Class M
Shares sold	3,744	13,392	$36,666	$131,419
Reinvestment of distributions	–	321	–	2,729
Shares redeemed	(37)	–	(368)	–
Net increase (decrease)	3,707	13,713	$36,298	$134,148
Class C
Shares sold	10,216	21,513	$100,171	$208,602
Reinvestment of distributions	–	286	–	2,427
Shares redeemed	(69)	–	(685)	–
Net increase (decrease)	10,147	21,799	$99,486	$211,029
Fidelity Freedom Blend 2040 Fund
Shares sold	244,025	61,771	$2,364,176	$580,805
Reinvestment of distributions	–	790	–	6,700
Shares redeemed	(69,752)	(821)	(676,120)	(7,718)
Net increase (decrease)	174,273	61,740	$1,688,056	$579,787
Class K
Shares sold	876,975	10,000	$8,500,239	$100,000
Reinvestment of distributions	–	325	–	2,760
Shares redeemed	(2,390)	–	(23,716)	–
Net increase (decrease)	874,585	10,325	$8,476,523	$102,760
Class K6
Shares sold	53,484,938	1,662,001	$519,024,933	$14,644,554
Reinvestment of distributions	14,270	330	137,987	2,800
Shares redeemed	(1,776,097)	(98,949)	(17,426,864)	(913,258)
Net increase (decrease)	51,723,111	1,563,382	$501,736,056	$13,734,096
Class I
Shares sold	208,874	10,124	$2,022,944	$101,151
Reinvestment of distributions	–	322	–	2,730
Shares redeemed	(1,205)	–	(11,985)	–
Net increase (decrease)	207,669	10,446	$2,010,959	$103,881
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	–	325	–	2,760
Net increase (decrease)	–	10,325	$–	$102,760
Class Z6
Shares sold	907	26,471	$8,800	$255,454
Reinvestment of distributions	–	330	–	2,800
Shares redeemed	(17,096)	–	(170,185)	–
Net increase (decrease)	(16,189)	26,801	$(161,385)	$258,254
Fidelity Freedom Blend 2045 Fund
Class A
Shares sold	39,985	26,122	$385,102	$253,006
Reinvestment of distributions	3	406	29	3,445
Shares redeemed	(5,191)	(63)	(50,910)	(600)
Net increase (decrease)	34,797	26,465	$334,221	$255,851
Class M
Shares sold	3,707	16,576	$36,368	$160,743
Reinvestment of distributions	2	491	17	4,165
Shares redeemed	(668)	(271)	(6,470)	(2,560)
Net increase (decrease)	3,041	16,796	$29,915	$162,348
Class C
Shares sold	7,288	16,112	$71,662	$157,390
Reinvestment of distributions	2	305	19	2,591
Shares redeemed	(537)	–	(5,330)	–
Net increase (decrease)	6,753	16,417	$66,351	$159,981
Fidelity Freedom Blend 2045 Fund
Shares sold	118,703	93,536	$1,148,849	$873,152
Reinvestment of distributions	9	1,896	85	16,095
Shares redeemed	(30,065)	(17,143)	(289,566)	(148,361)
Net increase (decrease)	88,647	78,289	$859,368	$740,886
Class K
Shares sold	777,172	10,000	$7,533,031	$100,000
Reinvestment of distributions	1	10,000	10	2,710
Shares redeemed	(1,702)	–	(17,008)	–
Net increase (decrease)	775,471	10,319	$7,516,033	$102,710
Class K6
Shares sold	45,397,875	905,331	$440,496,308	$8,061,254
Reinvestment of distributions	11,996	323	115,999	2,740
Shares redeemed	(1,326,134)	(37,415)	(12,986,881)	(348,453)
Net increase (decrease)	44,083,737	868,239	$427,625,426	$7,715,541
Class I
Shares sold	198,586	10,000	$1,923,276	$100,000
Reinvestment of distributions	1	316	10	2,680
Shares redeemed	(59)	–	(588)	–
Net increase (decrease)	198,528	10,316	$1,922,698	$102,680
Class Z
Shares sold	88	10,000	$872	$100,000
Reinvestment of distributions	1	319	10	2,710
Net increase (decrease)	89	10,319	$882	$102,710
Class Z6
Shares sold	2,579	10,000	$25,567	$100,000
Reinvestment of distributions	1	323	12	2,740
Net increase (decrease)	2,580	10,323	$25,579	$102,740
Fidelity Freedom Blend 2050 Fund
Class A
Shares sold	36,937	26,016	$353,409	$241,577
Reinvestment of distributions	3	392	28	3,316
Shares redeemed	(4,329)	(1,246)	(41,812)	(11,291)
Net increase (decrease)	32,611	25,162	$311,625	$233,602
Class M
Shares sold	18,201	10,039	$175,115	$100,365
Reinvestment of distributions	1	347	11	2,930
Shares redeemed	(2,354)	–	(23,040)	–
Net increase (decrease)	15,848	10,386	$152,086	$103,295
Class C
Shares sold	19,570	14,119	$191,557	$138,357
Reinvestment of distributions	2	327	15	2,770
Shares redeemed	(860)	–	(8,175)	–
Net increase (decrease)	18,712	14,446	$183,397	$141,127
Fidelity Freedom Blend 2050 Fund
Shares sold	108,554	49,174	$1,049,335	$463,866
Reinvestment of distributions	6	491	60	4,148
Shares redeemed	(26,831)	(705)	(259,003)	(6,683)
Net increase (decrease)	81,729	48,960	$790,392	$461,331
Class K
Shares sold	580,811	10,000	$5,601,640	$100,000
Reinvestment of distributions	1	369	10	3,120
Shares redeemed	(20,455)	–	(201,962)	–
Net increase (decrease)	560,357	10,369	$5,399,688	$103,120
Class K6
Shares sold	33,940,747	812,830	$327,933,073	$7,194,569
Reinvestment of distributions	8,655	373	83,262	3,150
Shares redeemed	(1,072,351)	(27,727)	(10,440,278)	(259,318)
Net increase (decrease)	32,877,051	785,476	$317,576,057	$6,938,401
Class I
Shares sold	241,580	10,292	$2,327,926	$102,603
Reinvestment of distributions	1	366	11	3,090
Shares redeemed	(4,881)	–	(48,092)	–
Net increase (decrease)	236,700	10,658	$2,279,845	$105,693
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	1	369	10	3,120
Net increase (decrease)	1	10,369	$10	$103,120
Class Z6
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	1	373	10	3,150
Net increase (decrease)	1	10,373	$10	$103,150
Fidelity Freedom Blend 2055 Fund
Class A
Shares sold	15,572	15,518	$150,328	$150,503
Reinvestment of distributions	4	363	38	3,064
Shares redeemed	(144)	–	(1,430)	–
Net increase (decrease)	15,432	15,881	$148,936	$153,567
Class M
Shares sold	3,763	10,302	$36,313	$102,820
Reinvestment of distributions	3	353	26	2,982
Shares redeemed	(52)	–	(511)	–
Net increase (decrease)	3,714	10,655	$35,828	$105,802
Class C
Shares sold	3,581	10,988	$34,307	$109,225
Reinvestment of distributions	2	334	23	2,820
Shares redeemed	(314)	–	(3,027)	–
Net increase (decrease)	3,269	11,322	$31,303	$112,045
Fidelity Freedom Blend 2055 Fund
Shares sold	38,109	33,559	$370,067	$320,437
Reinvestment of distributions	8	440	74	3,718
Shares redeemed	(6,256)	(364)	(61,713)	(3,396)
Net increase (decrease)	31,861	33,635	$308,428	$320,759
Class K
Shares sold	306,822	10,000	$2,959,400	$100,000
Reinvestment of distributions	2	375	21	3,170
Shares redeemed	(7,512)	–	(74,194)	–
Net increase (decrease)	299,312	10,375	$2,885,227	$103,170
Class K6
Shares sold	14,232,139	439,603	$137,857,231	$3,882,496
Reinvestment of distributions	4,204	379	40,439	3,200
Shares redeemed	(436,659)	(17,619)	(4,257,051)	(160,478)
Net increase (decrease)	13,799,684	422,363	$133,640,619	$3,725,218
Class I
Shares sold	136,195	10,000	$1,312,571	$100,000
Reinvestment of distributions	2	370	21	3,130
Shares redeemed	(5,322)	–	(52,614)	–
Net increase (decrease)	130,875	10,370	$1,259,978	$103,130
Class Z
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	2	375	21	3,170
Net increase (decrease)	2	10,375	$21	$103,170
Class Z6
Shares sold	–	10,000	$–	$100,000
Reinvestment of distributions	2	379	21	3,200
Net increase (decrease)	2	10,379	$21	$103,200
Fidelity Freedom Blend 2060 Fund
Class A
Shares sold	18,318	25,144	$177,693	$239,656
Reinvestment of distributions	37	338	353	2,862
Shares redeemed	(163)	–	(1,617)	–
Net increase (decrease)	18,192	25,482	$176,429	$242,518
Class M
Shares sold	2,867	14,705	$27,774	$142,596
Reinvestment of distributions	18	326	170	2,764
Shares redeemed	(3,689)	–	(35,397)	–
Net increase (decrease)	(804)	15,031	$(7,453)	$145,360
Class C
Shares sold	6,606	10,942	$64,281	$108,820
Reinvestment of distributions	15	308	147	2,612
Shares redeemed	(215)	–	(2,085)	–
Net increase (decrease)	6,406	11,250	$62,343	$111,432
Fidelity Freedom Blend 2060 Fund
Shares sold	42,892	47,789	$417,332	$448,564
Reinvestment of distributions	63	890	606	7,540
Shares redeemed	(2,429)	(1,176)	(23,920)	(11,123)
Net increase (decrease)	40,526	47,503	$394,018	$444,981
Class K
Shares sold	79,590	10,000	$769,051	$100,000
Reinvestment of distributions	12	348	114	2,950
Shares redeemed	(1,224)	–	(12,170)	–
Net increase (decrease)	78,378	10,348	$756,995	$102,950
Class K6
Shares sold	2,920,492	137,069	$28,404,221	$1,222,903
Reinvestment of distributions	2,551	352	24,565	2,980
Shares redeemed	(138,443)	(5,301)	(1,347,301)	(50,065)
Net increase (decrease)	2,784,600	132,120	$27,081,485	$1,175,818
Class I
Shares sold	62,205	10,397	$600,603	$103,616
Reinvestment of distributions	12	345	119	2,924
Shares redeemed	(908)	(11)	(8,721)	(99)
Net increase (decrease)	61,309	10,731	$592,001	$106,441
Class Z
Shares sold	23	10,011	$220	$100,100
Reinvestment of distributions	12	348	114	2,950
Net increase (decrease)	35	10,359	$334	$103,050
Class Z6
Shares sold	–	10,436	$–	$104,106
Reinvestment of distributions	12	–	119	2,980
Shares redeemed	(436)	–	(4,110)	–
Net increase (decrease)	(424)	10,788	$(3,991)	$107,086
Fidelity Freedom Blend 2065 Fund(b)
Class A
Shares sold	11,383	–	$113,835	$–
Net increase (decrease)	11,383	–	$113,835	$–
Class M
Shares sold	11,140	–	$111,397	$–
Shares redeemed	(3)	–	(30)	–
Net increase (decrease)	11,137	–	$111,367	$–
Class C
Shares sold	11,204	–	$112,014	$–
Shares redeemed	(3)	–	(30)	–
Net increase (decrease)	11,201	–	$111,984	$–
Fidelity Freedom Blend 2065 Fund
Shares sold	16,792	–	$168,009	$–
Shares redeemed	(2)	–	(20)	–
Net increase (decrease)	16,790	–	$167,989	$–
Class K
Shares sold	12,520	–	$124,923	$–
Net increase (decrease)	12,520	–	$124,923	$–
Class K6
Shares sold	11,114	–	$111,140	$–
Net increase (decrease)	11,114	–	$111,140	$–
Class I
Shares sold	11,111	–	$111,110	$–
Net increase (decrease)	11,111	–	$111,110	$–
Class Z
Shares sold	11,111	–	$111,110	$–
Net increase (decrease)	11,111	–	$111,110	$–
Class Z6
Shares sold	11,111	–	$111,110	$–
Net increase (decrease)	11,111	–	$111,110	$–
 (a) For the period August 31, 2018 (commencement of operations) to March 31, 2019.

 (b) For the period June 28, 2019 (commencement of operations) to September 30, 2019.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Fidelity Freedom Blend 2020 Fund	Fidelity Freedom Blend 2025 Fund	Fidelity Freedom Blend 2030 Fund	Fidelity Freedom Blend 2035 Fund	Fidelity Freedom Blend 2040 Fund	Fidelity Freedom Blend 2045 Fund
Fidelity Series Corporate Bond Fund	22%	25%	19%	-	-	-
Fidelity Series Government Bond Index Fund	24%	27%	21%	-	-	-
Fidelity Large Cap Growth Index Fund	-	12%	14%	16%	16%	13%
Fidelity Investment Grade Securitized Fund	22%	25%	19%	-	-	-
Fidelity International Index Fund	-	13%	14%	16%	15%	13%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Series Corporate Bond Fund	88%
Fidelity Series Government Bond Index Fund	96%
Fidelity Large Cap Growth Index Fund	98%
Fidelity Investment Grade Securitized Fund	88%
Fidelity International Index Fund	99%

At the end of the period the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares of the following Funds:

Affiliated %
Fidelity Freedom Blend 2065 Fund	93%

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 to September 30, 2019) for each fund, with the exception of Fidelity Freedom Blend 2065 and for the period (June 28, 2019 to September 30, 2019) for Fidelity Freedom Blend 2065. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (April 1, 2019 to September 30, 2019).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value	Ending Account Value September 30, 2019	Expenses Paid During Period
Fidelity Freedom Blend Income Fund
Class A	.71%
Actual		$1,000.00	$1,036.00	$3.61-B
Hypothetical-C		$1,000.00	$1,021.45	$3.59-D
Class M	.97%
Actual		$1,000.00	$1,034.70	$4.93-B
Hypothetical-C		$1,000.00	$1,020.15	$4.90-D
Class C	1.46%
Actual		$1,000.00	$1,031.70	$7.42-B
Hypothetical-C		$1,000.00	1,017.70	$7.36-D
Fidelity Freedom Blend Income Fund	.46%
Actual		$1,000.00	$1,036.70	$2.34-B
Hypothetical-C		$1,000.00	$1,022.70	$2.33-D
Class K	.36%
Actual		$1,000.00	$1,037.10	$1.83-B
Hypothetical-C		$1,000.00	$1,023.20	$1.82-D
Class K6	.26%
Actual		$1,000.00	$1,037.50	$1.32-B
Hypothetical-C		$1,000.00	$1,023.70	$1.32-D
Class I	.46%
Actual		$1,000.00	$1,036.50	$2.34-B
Hypothetical-C		$1,000.00	$1,022.70	$2.33-D
Class Z	.36%
Actual		$1,000.00	$1,037.00	$1.83-B
Hypothetical-C		$1,000.00	$1,023.20	$1.82-D
Class Z6	.26%
Actual		$1,000.00	$1,037.30	$1.32-B
Hypothetical-C		$1,000.00	$1,023.70	$1.32-D
Fidelity Freedom Blend 2005 Fund
Class A	.71%
Actual		$1,000.00	$1,036.50	$3.61-B
Hypothetical-C		$1,000.00	$1,021.45	$3.59-D
Class M	.96%
Actual		$1,000.00	$1,035.40	$4.88-B
Hypothetical-C		$1,000.00	$1,020.20	$4.85-D
Class C	1.46%
Actual		$1,000.00	$1,032.50	$7.42-B
Hypothetical-C		$1,000.00	$1,017.70	$7.36-D
Fidelity Freedom Blend 2005 Fund	.46%
Actual		$1,000.00	$1,037.50	$2.34-B
Hypothetical-C		$1,000.00	$1,022.70	$2.33-D
Class K	.36%
Actual		$1,000.00	$1,038.70	$1.83-B
Hypothetical-C		$1,000.00	$1,023.20	$1.82-D
Class K6	.26%
Actual		$1,000.00	$1,038.50	$1.33-B
Hypothetical-C		$1,000.00	$1,023.70	$1.32-D
Class I	.47%
Actual		$1,000.00	$1,037.40	$2.39-B
Hypothetical-C		$1,000.00	$1,022.65	$2.38-D
Class Z	.36%
Actual		$1,000.00	$1,038.70	$1.83-B
Hypothetical-C		$1,000.00	$1,023.20	$1.82-D
Class Z6	.26%
Actual		$1,000.00	$1,038.90	$1.33-B
Hypothetical-C		$1,000.00	$1,023.70	$1.32-D
Fidelity Freedom Blend 2010 Fund
Class A	.72%
Actual		$1,000.00	$1,036.30	$3.67-B
Hypothetical-C		$1,000.00	$1,021.40	$3.64-D
Class M	.97%
Actual		$1,000.00	$1,036.30	$4.94-B
Hypothetical-C		$1,000.00	$1,020.15	$4.90-D
Class C	1.47%
Actual		$1,000.00	$1,032.30	$7.47-B
Hypothetical-C		$1,000.00	$1,017.65	$7.41-D
Fidelity Freedom Blend 2010 Fund	.47%
Actual		$1,000.00	$1,038.60	$2.40-B
Hypothetical-C		$1,000.00	$1,022.65	$2.38-D
Class K	.39%
Actual		$1,000.00	$1,039.20	$1.99-B
Hypothetical-C		$1,000.00	$1,023.05	$1.97-D
Class K6	.27%
Actual		$1,000.00	$1,038.90	$1.38-B
Hypothetical-C		$1,000.00	$1,023.65	$1.37-D
Class I	.48%
Actual		$1,000.00	$1,038.20	$2.45-B
Hypothetical-C		$1,000.00	$1,022.60	$2.43-D
Class Z	.37%
Actual		$1,000.00	$1,039.20	$1.89-B
Hypothetical-C		$1,000.00	$1,023.15	$1.87-D
Class Z6	.27%
Actual		$1,000.00	$1,039.20	$1.38-B
Hypothetical-C		$1,000.00	$1,023.65	$1.37-D
Fidelity Freedom Blend 2015 Fund
Class A	.73%
Actual		$1,000.00	$1,036.30	$3.72-B
Hypothetical-C		$1,000.00	$1,021.35	$3.69-D
Class M	.98%
Actual		$1,000.00	$1,035.40	$4.99-B
Hypothetical-C		$1,000.00	$1,020.10	$4.95-D
Class C	1.48%
Actual		$1,000.00	$1,032.40	$7.52-B
Hypothetical-C		$1,000.00	$1,017.60	$7.47-D
Fidelity Freedom Blend 2015 Fund	.48%
Actual		$1,000.00	$1,038.30	$2.45-B
Hypothetical-C		$1,000.00	$1,022.60	$2.43-D
Class K	.40%
Actual		$1,000.00	$1,038.30	$2.04-B
Hypothetical-C		$1,000.00	$1,023.00	$2.02-D
Class K6	.28%
Actual		$1,000.00	$1,038.80	$1.43-B
Hypothetical-C		$1,000.00	$1,023.60	$1.42-D
Class I	.49%
Actual		$1,000.00	$1,037.30	$2.50-B
Hypothetical-C		$1,000.00	$1,022.55	$2.48-D
Class Z	.38%
Actual		$1,000.00	$1,038.30	$1.94-B
Hypothetical-C		$1,000.00	$1,023.10	$1.92-D
Class Z6	.28%
Actual		$1,000.00	$1,039.30	$1.43-B
Hypothetical-C		$1,000.00	$1,023.60	$1.42-D
Fidelity Freedom Blend 2020 Fund
Class A	.74%
Actual		$1,000.00	$1,037.30	$3.77-B
Hypothetical-C		$1,000.00	$1,021.30	$3.74-D
Class M	1.00%
Actual		$1,000.00	$1,036.30	$5.09-B
Hypothetical-C		$1,000.00	$1,020.00	$5.05-D
Class C	1.50%
Actual		$1,000.00	$1,033.30	$7.62-B
Hypothetical-C		$1,000.00	$1,017.50	$7.57-D
Fidelity Freedom Blend 2020 Fund	.50%
Actual		$1,000.00	$1,039.30	$2.55-B
Hypothetical-C		$1,000.00	$1,022.50	$2.53-D
Class K	.43%
Actual		$1,000.00	$1,039.20	$2.19-B
Hypothetical-C		$1,000.00	$1,022.85	$2.17-D
Class K6	.30%
Actual		$1,000.00	$1,039.80	$1.53-B
Hypothetical-C		$1,000.00	$1,023.50	$1.52-D
Class I	.52%
Actual		$1,000.00	$1,038.20	$2.65-B
Hypothetical-C		$1,000.00	$1,022.40	$2.63-D
Class Z	.40%
Actual		$1,000.00	$1,039.20	$2.04-B
Hypothetical-C		$1,000.00	$1,023.00	$2.02-D
Class Z6	.30%
Actual		$1,000.00	$1,040.20	$1.53-B
Hypothetical-C		$1,000.00	$1,023.50	$1.52-D
Fidelity Freedom Blend 2025 Fund
Class A	.76%
Actual		$1,000.00	$1,037.70	$3.87-B
Hypothetical-C		$1,000.00	$1,021.20	$3.84-D
Class M	1.01%
Actual		$1,000.00	$1,036.70	$5.14-B
Hypothetical-C		$1,000.00	$1,019.95	$5.10-D
Class C	1.51%
Actual		$1,000.00	$1,033.60	$7.68-B
Hypothetical-C		$1,000.00	$1,017.45	$7.62-D
Fidelity Freedom Blend 2025 Fund	.51%
Actual		$1,000.00	$1,039.70	$2.60-B
Hypothetical-C		$1,000.00	$1,022.45	$2.58-D
Class K	.44%
Actual		$1,000.00	$1,039.70	$2.24-B
Hypothetical-C		$1,000.00	$1,022.80	$2.23-D
Class K6	.31%
Actual		$1,000.00	$1,040.10	$1.58-B
Hypothetical-C		$1,000.00	$1,023.45	$1.57-D
Class I	.54%
Actual		$1,000.00	$1,038.70	$2.75-B
Hypothetical-C		$1,000.00	$1,022.30	$2.73-D
Class Z	.41%
Actual		$1,000.00	$1,039.70	$2.09-B
Hypothetical-C		$1,000.00	$1,022.95	$2.07-D
Class Z6	.31%
Actual		$1,000.00	$1,039.60	$1.58-B
Hypothetical-C		$1,000.00	$1,023.45	$1.57-D
Fidelity Freedom Blend 2030 Fund
Class A	.77%
Actual		$1,000.00	$1,039.30	$3.93-B
Hypothetical-C		$1,000.00	$1,021.15	$3.89-D
Class M	1.02%
Actual		$1,000.00	$1,037.20	$5.19-B
Hypothetical-C		$1,000.00	$1,019.90	$5.15-D
Class C	1.52%
Actual		$1,000.00	$1,034.20	$7.73-B
Hypothetical-C		$1,000.00	$1,017.40	$7.67-D
Fidelity Freedom Blend 2030 Fund	.52%
Actual		$1,000.00	$1,040.20	$2.65-B
Hypothetical-C		$1,000.00	$1,022.40	$2.63-D
Class K	.45%
Actual		$1,000.00	$1,040.20	$2.30-B
Hypothetical-C		$1,000.00	$1,022.75	$2.28-D
Class K6	.32%
Actual		$1,000.00	$1,040.50	$1.63-B
Hypothetical-C		$1,000.00	$1,023.40	$1.62-D
Class I	.55%
Actual		$1,000.00	$1,040.20	$2.81-B
Hypothetical-C		$1,000.00	$1,022.25	$2.78-D
Class Z	.42%
Actual		$1,000.00	$1,040.20	$2.14-B
Hypothetical-C		$1,000.00	$1,022.90	$2.12-D
Class Z6	.32%
Actual		$1,000.00	$1,040.20	$1.63-B
Hypothetical-C		$1,000.00	$1,023.40	$1.62-D
Fidelity Freedom Blend 2035 Fund
Class A	.78%
Actual		$1,000.00	$1,036.50	$3.97-B
Hypothetical-C		$1,000.00	$1,021.10	$3.94-D
Class M	1.03%
Actual		$1,000.00	$1,035.50	$5.24-B
Hypothetical-C		$1,000.00	$1,019.85	$5.20-D
Class C	1.53%
Actual		$1,000.00	$1,032.30	$7.77-B
Hypothetical-C		$1,000.00	$1,017.35	$7.72-D
Fidelity Freedom Blend 2035 Fund	.53%
Actual		$1,000.00	$1,037.50	$2.70-B
Hypothetical-C		$1,000.00	$1,022.35	$2.68-D
Class K	.46%
Actual		$1,000.00	$1,038.50	$2.34-B
Hypothetical-C		$1,000.00	$1,022.70	$2.33-D
Class K6	.33%
Actual		$1,000.00	$1,038.80	$1.68-B
Hypothetical-C		$1,000.00	$1,023.35	$1.67-D
Class I	.56%
Actual		$1,000.00	$1,037.50	$2.85-B
Hypothetical-C		$1,000.00	$1,022.20	$2.83-D
Class Z	.43%
Actual		$1,000.00	$1,038.50	$2.19-B
Hypothetical-C		$1,000.00	$1,022.85	$2.17-D
Class Z6	.33%
Actual		$1,000.00	$1,037.40	$1.68-B
Hypothetical-C		$1,000.00	$1,023.35	$1.67-D
Fidelity Freedom Blend 2040 Fund
Class A	.79%
Actual		$1,000.00	$1,032.50	$4.01-B
Hypothetical-C		$1,000.00	$1,021.05	$3.99-D
Class M	1.04%
Actual		$1,000.00	$1,031.40	$5.28-B
Hypothetical-C		$1,000.00	$1,019.80	$5.25-D
Class C	1.54%
Actual		$1,000.00	$1,029.40	$7.81-B
Hypothetical-C		$1,000.00	$1,017.30	$7.77-D
Fidelity Freedom Blend 2040 Fund	.54%
Actual		$1,000.00	$1,034.60	$2.75-B
Hypothetical-C		$1,000.00	$1,022.30	$2.73-D
Class K	.47%
Actual		$1,000.00	$1,034.50	$2.39-B
Hypothetical-C		$1,000.00	$1,022.65	$2.38-D
Class K6	.34%
Actual		$1,000.00	$1,034.80	$1.73-B
Hypothetical-C		$1,000.00	$1,023.30	$1.72-D
Class I	.57%
Actual		$1,000.00	$1,034.50	$2.90-B
Hypothetical-C		$1,000.00	$1,022.15	$2.88-D
Class Z	.44%
Actual		$1,000.00	$1,034.50	$2.24-B
Hypothetical-C		$1,000.00	$1,022.80	$2.23-D
Class Z6	.34%
Actual		$1,000.00	$1,035.50	$1.73-B
Hypothetical-C		$1,000.00	$1,023.30	$1.72-D
Fidelity Freedom Blend 2045 Fund
Class A	.79%
Actual		$1,000.00	$1,033.60	$4.02-B
Hypothetical-C		$1,000.00	$1,021.05	$3.99-D
Class M	1.04%
Actual		$1,000.00	$1,032.60	$5.28-B
Hypothetical-C		$1,000.00	$1,019.80	$5.25-D
Class C	1.54%
Actual		$1,000.00	$1,029.50	$7.81-B
Hypothetical-C		$1,000.00	$1,017.30	$7.77-D
Fidelity Freedom Blend 2045 Fund	.54%
Actual		$1,000.00	$1,033.60	$2.75-B
Hypothetical-C		$1,000.00	$1,022.30	$2.73-D
Class K	.47%
Actual		$1,000.00	$1,035.70	$2.39-B
Hypothetical-C		$1,000.00	$1,022.65	$2.38-D
Class K6	.34%
Actual		$1,000.00	$1,034.80	$1.73-B
Hypothetical-C		$1,000.00	$1,023.30	$1.72-D
Class I	.57%
Actual		$1,000.00	$1,034.60	$2.90-B
Hypothetical-C		$1,000.00	$1,022.15	$2.88-D
Class Z	.44%
Actual		$1,000.00	$1,035.70	$2.24-B
Hypothetical-C		$1,000.00	$1,022.80	$2.23-D
Class Z6	.34%
Actual		$1,000.00	$1,035.60	$1.73-B
Hypothetical-C		$1,000.00	$1,023.30	$1.72-D
Fidelity Freedom Blend 2050 Fund
Class A	.79%
Actual		$1,000.00	$1,032.70	$4.01-B
Hypothetical-C		$1,000.00	$1,021.05	$3.99-D
Class M	1.04%
Actual		$1,000.00	$1,030.60	$5.28-B
Hypothetical-C		$1,000.00	$1,019.80	$5.25-D
Class C	1.54%
Actual		$1,000.00	$1,028.50	$7.81-B
Hypothetical-C		$1,000.00	$1,017.30	$7.77-D
Fidelity Freedom Blend 2050 Fund	.54%
Actual		$1,000.00	$1,034.80	$2.75-B
Hypothetical-C		$1,000.00	$1,022.30	$2.73-D
Class K	.47%
Actual		$1,000.00	$1,034.80	$2.39-B
Hypothetical-C		$1,000.00	$1,022.65	$2.38-D
Class K6	.34%
Actual		$1,000.00	$1,035.00	$1.73-B
Hypothetical-C		$1,000.00	$1,023.30	$1.72-D
Class I	.57%
Actual		$1,000.00	$1,033.70	$2.90-B
Hypothetical-C		$1,000.00	$1,022.15	$2.88-D
Class Z	.44%
Actual		$1,000.00	$1,034.80	$2.24-B
Hypothetical-C		$1,000.00	$1,022.80	$2.23-D
Class Z6	.34%
Actual		$1,000.00	$1,034.80	$1.73-B
Hypothetical-C		$1,000.00	$1,023.30	$1.72-D
Fidelity Freedom Blend 2055 Fund
Class A	.79%
Actual		$1,000.00	$1,032.80	$4.01-B
Hypothetical-C		$1,000.00	$1,021.05	$3.99-D
Class M	1.04%
Actual		$1,000.00	$1,030.70	$5.28-B
Hypothetical-C		$1,000.00	$1,019.80	$5.25-D
Class C	1.54%
Actual		$1,000.00	$1,029.70	$7.81-B
Hypothetical-C		$1,000.00	$1,017.30	$7.77-D
Fidelity Freedom Blend 2055 Fund	.54%
Actual		$1,000.00	$1,034.90	$2.75-B
Hypothetical-C		$1,000.00	$1,022.30	$2.73-D
Class K	.47%
Actual		$1,000.00	$1,034.90	$2.39-B
Hypothetical-C		$1,000.00	$1,022.65	$2.38-D
Class K6	.34%
Actual		$1,000.00	$1,035.10	$1.73-B
Hypothetical-C		$1,000.00	$1,023.30	$1.72-D
Class I	.57%
Actual		$1,000.00	$1,033.80	$2.90-B
Hypothetical-C		$1,000.00	$1,022.15	$2.88-D
Class Z	.44%
Actual		$1,000.00	$1,034.90	$2.24-B
Hypothetical-C		$1,000.00	$1,022.80	$2.23-D
Class Z6	.34%
Actual		$1,000.00	$1,034.90	$1.73-B
Hypothetical-C		$1,000.00	$1,023.30	$1.72-D
Fidelity Freedom Blend 2060 Fund
Class A	.79%
Actual		$1,000.00	$1,032.70	$4.01-B
Hypothetical-C		$1,000.00	$1,021.05	$3.99-D
Class M	1.04%
Actual		$1,000.00	$1,030.60	$5.28-B
Hypothetical-C		$1,000.00	$1,019.80	$5.25-D
Class C	1.54%
Actual		$1,000.00	$1,028.50	$7.81-B
Hypothetical-C		$1,000.00	$1,017.30	$7.77-D
Fidelity Freedom Blend 2060 Fund	.54%
Actual		$1,000.00	$1,033.70	$2.75-B
Hypothetical-C		$1,000.00	$1,022.30	$2.73-D
Class K	.46%
Actual		$1,000.00	$1,034.70	$2.34-B
Hypothetical-C		$1,000.00	$1,022.70	$2.33-D
Class K6	.34%
Actual		$1,000.00	$1,035.00	$1.73-B
Hypothetical-C		$1,000.00	$1,023.30	$1.72-D
Class I	.56%
Actual		$1,000.00	$1,033.70	$2.85-B
Hypothetical-C		$1,000.00	$1,022.20	$2.83-D
Class Z	.44%
Actual		$1,000.00	$1,034.70	$2.24-B
Hypothetical-C		$1,000.00	$1,022.80	$2.23-D
Class Z6	.34%
Actual		$1,000.00	$1,034.70	$1.73-B
Hypothetical-C		$1,000.00	$1,023.30	$1.72-D
Fidelity Freedom Blend 2065 Fund
Class A	.79%
Actual		$1,000.00	$998.00	$2.05-B
Hypothetical-C		$1,000.00	$1,021.05	$3.99-D
Class M	1.04%
Actual		$1,000.00	$997.00	$2.70-B
Hypothetical-C		$1,000.00	$1,019.80	$5.25-D
Class C	1.54%
Actual		$1,000.00	$996.00	$3.99-B
Hypothetical-C		$1,000.00	$1,017.30	$7.77-D
Fidelity Freedom Blend 2065 Fund	.54%
Actual		$1,000.00	$998.00	$1.40-B
Hypothetical-C		$1,000.00	$1,022.30	$2.73-D
Class K	.44%
Actual		$1,000.00	$999.00	$1.14-B
Hypothetical-C		$1,000.00	$1,022.80	$2.23-D
Class K6	.34%
Actual		$1,000.00	$999.00	$.88-B
Hypothetical-C		$1,000.00	$1,023.30	$1.72-D
Class I	.54%
Actual		$1,000.00	$998.00	$1.40-B
Hypothetical-C		$1,000.00	$1,022.30	$2.73-D
Class Z	.44%
Actual		$1,000.00	$999.00	$1.14-B
Hypothetical-C		$1,000.00	$1,022.80	$2.23-D
Class Z6	.34%
Actual		$1,000.00	$999.00	$.88-B
Hypothetical-C		$1,000.00	$1,023.30	$1.72-D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period) for each fund, with the exception of Fidelity Freedom Blend 2065 and multiplied by 95/366 (to reflect the period June 28, 2019 to September 30, 2019) for Fidelity Freedom Blend 2065. The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

 C 5% return per year before expenses

 D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Class' annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Blend Funds

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contract, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund's Advisory Contract. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contract. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew each fund's Advisory Contract. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and are realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders. The Board also considered that each fund pays an all-inclusive management fee that covers all operating expenses of the fund, subject to certain exceptions, and varies by class (unified fee) and the underlying Fidelity funds in which the fund invests (Series Funds) do not pay expenses, with certain limited exceptions. The Board and the board of other funds that invest their assets in Series Funds and the boards of the Series Funds previously formed a joint ad hoc committee to review the responsibilities of each board related to the consideration of the renewal of the Advisory Contracts for the funds, other funds that invest substantially all of their assets in Series Funds, and the Series Funds. The Board's deliberations were informed by the conclusions of such committee.

In considering whether to renew the Advisory Contract for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contract was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve amended and restated management contracts (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, FMRC expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board noted that the Amended and Restated Contracts will replace FMRC with FMR and will take effect upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that each fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees paid by the funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMRC, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups with responsibility for the Series Funds. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

With respect to Freedom Blend 2065 Fund, the Board considered that it received and reviewed information regarding the fund's management fee rate and total expense ratio compared to "mapped groups" of competitive funds and classes in connection with the approval of the management contract in January 2019. The Board noted that, because the fund did not commence operations until June 2019, no new competitive management fee and expense information was considered by the Board.

Management Fee.  The Board considered two proprietary management fee comparisons for the period of the funds' operations shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG % and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and was considered by the Board.

Fidelity Freedom Blend 2005 Fund

Fidelity Freedom Blend 2010 Fund

Fidelity Freedom Blend 2015 Fund

Fidelity Freedom Blend 2020 Fund

Fidelity Freedom Blend 2025 Fund

Fidelity Freedom Blend 2030 Fund

Fidelity Freedom Blend 2035 Fund

Fidelity Freedom Blend 2040 Fund

Fidelity Freedom Blend 2045 Fund

Fidelity Freedom Blend 2050 Fund

Fidelity Freedom Blend 2055 Fund

Fidelity Freedom Blend 2060 Fund

Fidelity Freedom Blend Income Fund

The Board compared each fund's class-level management fee rate for the current fiscal year relative to the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2018. The Board noted that each fund's class-level management fee rate ranks above the median of its competitor funds in the applicable Total Mapped Group based on competitive data for 2018. The Board noted that the majority of peer funds do not have top-level management fees.

The Board also noted that the primary comparisons for the funds are against active and passive competitor target date funds. The Board also noted that the funds' total expense comparisons, which include the expenses of the Series Funds, facilitate better comparisons with funds and classes that use different expense structures and that the funds' total expense ratio comparisons to competitors generally were more favorable.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the total expense ratio of each class of each fund, the Board considered the fund's class-level management fee rate under the Advisory Contract. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the unified fee arrangement. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board considered the total expense ratio of each class of each fund compared to the median total expenses for competitor funds (including expenses of underlying funds) based on competitive data for 2018. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees. The Board considered that, in general, various factors can affect total expense ratios.

The Board noted that the total expense ratio of Class A (including expenses of the Series Funds) for each fund ranked below the competitive median for 2018.

The Board noted that the total expense ratio of Class M of each fund (including expenses of the Series Funds) ranked above the competitive median for 2018. The Board noted that the total expense ratio of Class M was above the competitive median primarily because of higher 12b-1 fees on Class M as compared to most competitor funds. Class M has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class M is primarily sold load-waived to retirement plans and intermediary wrap programs where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans and wrap programs. The Board noted that, when compared with funds with a 0.50% 12b-1 fee, the total expense ratio of Class M of each such fund is below median.

The Board noted that the total expense ratio of Class C (including expenses of the Series Funds): (i) ranked below the competitive median for 2018 for Fidelity Freedom Blend 2005 Fund, Fidelity Freedom Blend 2030 Fund, Fidelity Freedom Blend 2035 Fund, and Fidelity Freedom Blend Income Fund; (ii) ranked equal to the competitive median for 2018 for Fidelity Freedom Blend 2010 Fund, Fidelity Freedom Blend 2040 Fund, Fidelity Freedom Blend 2045 Fund, Fidelity Freedom Blend 2050 Fund, Fidelity Freedom Blend 2055 Fund, and Fidelity Freedom Blend 2060 Fund; and (iii) ranked above the competitive median for 2018 for Fidelity Freedom Blend 2015 Fund, Fidelity Freedom Blend 2020 Fund, and Fidelity Freedom Blend 2025 Fund. The Board noted that, for each fund for which the total expense ratio of Class C was above the competitive median, the class was above the competitive median primarily because of its 1.00% 12b-1 fee. The Board noted that, when compared with competitor funds that charge a 1.00% 12b-1 fee, the total expense ratio of Class C of each such fund is below median.

The Board noted that the total expense ratio of each of Class I, Class Z, Class Z6, the retail class, Class K, and Class K6 (including expenses of the Series Funds) of each fund ranked below the competitive median for 2018.

The Board considered supplemental information that compared the funds to competitor funds with less than 75% passive holdings and noted that, with these adjustments, all classes and 100% of assets had total expenses that were below the competitive median.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of Class Z6 of each fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract. These contractual arrangements may not be amended to increase the fees or expenses payable by Class Z6 of a fund except by a vote of a majority of the Board of Trustees and by a vote of a majority of the outstanding voting securities of Class Z6 of the applicable fund.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund (except Freedom Blend 2065 Fund) and the Series Funds in which each fund invests and in servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund's current contractual arrangements, its expense ratio will not decline if the fund's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contract should be renewed and each fund's Amended and Restated Contract should be approved.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Freedom Blend 2065 Fund

On January 17, 2019, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract (the Advisory Contract) with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity’s staffing as it relates to the fund, including the backgrounds of investment personnel of FMRC, and also considered the fund’s investment objective, strategies, and related investment philosophy. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity’s investment staff, including its size, education, experience, and resources, as well as Fidelity’s approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. The Board also noted that Fidelity’s analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity’s investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity’s risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by Fidelity under the Advisory Contract and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance.  The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund’s Advisory Contract. The Board considered FMRC’s strength in managing asset allocation funds, which the Board is familiar with through its supervision of other target date funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contract should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund’s proposed class-level management fee rate, which will cover most expenses of the top-level fund and underlying funds. In reviewing the Advisory Contract, the Board also considered the projected total expense ratio of each class of the fund. The Board noted that the fund’s proposed management fee rate ranks above the median of its competitor funds because the majority of such competitor funds do not have top-level management fees. The Board also considered that the projected total expense ratio of the each class except Class M and Class C (including expenses of the underlying Series funds) of the fund is below the median those funds and classes used by the Board for management fee comparisons that have a similar sales load structure, and that the projected total expense ratio of Class M and Class C ranked above the competitive median. The Board also considered that the total expense ratio of each of Class M and Class C was above the competitive median primarily because of higher 12b-1 fees as compared to most competitor funds.

The Board considered that the proposed contractual arrangements for the fund oblige FMR to pay all “class-level” expenses of Class K6 and Class Z6 of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to an amount specified in the applicable expense contract.

These contractual arrangements may not be amended to increase the fees or expenses payable by Class K6 and Class Z6 of the fund except by a vote of a majority of the Board of Trustees of the fund.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contract. In connection with its future renewal of the fund’s Advisory Contract, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Series Funds in which the fund invests and servicing the fund’s shareholders.

Economies of Scale.  The Board will consider economies of scale when there is operating experience to permit assessment thereof. It is noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors that pay top-level management fees, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund’s Advisory Contract should be approved.

FBF-SANN-1119
1.9890345.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Aberdeen Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	November 25, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 25, 2019